As filed with the Securities and Exchange Commission on April 25, 2005
                                                             File No. 002-78020
                                                                      811-03488

================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------
                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
       Pre-Effective Amendment No.                                          [ ]
       Post-Effective Amendment No. 44                                      |X|



                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


       Amendment No. 79                                                     |X|


                        (Check appropriate box or boxes.)
                             ----------------------

                   Phoenix Life Variable Accumulation Account
             (f/k/a Phoenix Home Life Variable Accumulation Account)
                           (Exact Name of Registrant)

                             ----------------------


                         Phoenix Life Insurance Company
               (f/k/a Phoenix Home Life Mutual Insurance Company)
                               (Name of Depositor)

                             ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                           (800) 447-4312 (Depositor's
                     Telephone Number, including Area Code)

                             ----------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.
            It is proposed that this filing will become effective (check appropriate box)
            [ ] immediately upon filing pursuant to paragraph (b) of Rule 485 |X| on May 1, 2005 pursuant to paragraph (b) of Rule 485
            [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
            [ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
            If appropriate, check the following box:
            [ } this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.


                             ----------------------
        Title of Securities Being Registered: Deferred variable and fixed annuity contracts

================================================================================

                                     PART A


                    Version B is not affected by this filing

                                                                     [VERSION A]

      GROUP STRATEGIC EDGE(R)                               THE BIG EDGE PLUS(R)
THE BIG EDGE CHOICE(R) FOR NEW YORK                               BIG EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")

PROSPECTUS                                                           MAY 1, 2005


    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond] Phoenix-Aberdeen International Series

   [diamond] Phoenix-AIM Growth Series
             (fka, Phoenix-MFS Investors Growth Stock Series)
   [diamond] Phoenix-Alger Small-Cap Growth Series
             (fka, Phoenix-State Street Research Small-Cap Growth Series)

   [diamond] Phoenix-Alliance/Bernstein Enhanced Index Series

   [diamond] Phoenix-Duff & Phelps Real Estate Securities Series

   [diamond] Phoenix-Engemann Capital Growth Series

   [diamond] Phoenix-Engemann Growth and Income Series
             (fka, Phoenix-Oakhurst Growth and Income Series)
   [diamond] Phoenix-Engemann Small-Cap Growth Series
             (fka, Phoenix-Engemann Small & Mid-Cap Growth Series) [diamond] Phoenix-Engemann Strategic Allocation Series
             (fka, Phoenix-Oakhurst Strategic Allocation Series)
   [diamond] Phoenix-Engemann Value Equity Series
             (fka, Phoenix-Oakhurst Value Equity Series)

   [diamond] Phoenix-Goodwin Money Market Series
   [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
   [diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series
   [diamond] Phoenix-Kayne Rising Dividends Series
   [diamond] Phoenix-Kayne Small-Cap Quality Value Series
   [diamond] Phoenix-Lazard International Equity Select Series

   [diamond] Phoenix-Northern Dow 30 Series
   [diamond] Phoenix-Northern Nasdaq-100 Index(R) Series

   [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond] Phoenix-Seneca Mid-Cap Growth Series
   [diamond] Phoenix-Seneca Strategic Theme Series


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   [diamond] AIM V.I. Capital Appreciation Fund
   [diamond] AIM V.I. Mid Cap Core Equity Fund

   [diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   [diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond] Federated Fund for U.S. Government Securities II
   [diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   [diamond] VIP Contrafund(R) Portfolio
   [diamond] VIP Growth Opportunities Portfolio
   [diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond] Mutual Shares Securities Fund
   [diamond] Templeton Developing Markets Securities Fund *
   [diamond] Templeton Foreign Securities Fund
   [diamond] Templeton Global Asset Allocation Fund *
   [diamond] Templeton Growth Securities Fund


LAZARD RETIREMENT SERIES
------------------------
   [diamond] Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
   [diamond] Bond-Debenture Portfolio
   [diamond] Growth and Income Portfolio
   [diamond] Mid-Cap Value Portfolio


THE RYDEX VARIABLE TRUST
------------------------

   [diamond] Rydex Variable Trust Sector Rotation Fund


SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
   [diamond] Scudder VIT EAFE(R) Equity Index Fund
   [diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   [diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond] Wanger International Select
   [diamond] Wanger International Small Cap
   [diamond] Wanger Select

   [diamond] Wanger U.S. Smaller Companies


* Not available for new investors

    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2005, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI is available on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:           [envelope]   PHOENIX LIFE INSURANCE COMPANY
                                                                  ANNUITY OPERATIONS DIVISION
                                                                  PO Box 8027
                                                                  Boston, MA 02266-8027

                                                     [telephone]  TEL. 800/541-0171

                         TABLE OF CONTENTS

Heading                                                    Page
-----------------------------------------------------------------


GLOSSARY OF SPECIAL TERMS.................................    3
SUMMARY OF EXPENSES.......................................    5
CONTRACT SUMMARY .........................................    9
FINANCIAL HIGHLIGHTS......................................   10
PERFORMANCE HISTORY.......................................   10
THE VARIABLE ACCUMULATION ANNUITY.........................   10
PHOENIX AND THE SEPARATE ACCOUNT..........................   10
INVESTMENTS OF THE SEPARATE ACCOUNT ......................   11
GIA.......................................................   11
PURCHASE OF CONTRACTS ....................................   12
DEDUCTIONS AND CHARGES....................................   12
   Tax ...................................................   12
   Surrender Charges .....................................   12
   Charges for Mortality and Expense Risks ...............   13
   Charges for Administrative Services ...................   13
   Other Charges .........................................   14
THE ACCUMULATION PERIOD...................................   14
   Accumulation Units ....................................   14
   Accumulation Unit Values ..............................   14
   Internet, Interactive Voice Response and
     Telephone Transfers .................................   14
   Disruptive Trading and Market Timing...................   15
   Optional Programs and Benefits.........................   16
   Payment Upon Death After Maturity Date.................   18
   Surrender of Contract; Partial Withdrawals ............   19
   Lapse of Contract .....................................   19
   Payment Upon Death Before Maturity Date................   19
BIG EDGE CHOICE(R) FOR NEW YORK CONTRACTS.................   20
   Surrender Charges......................................   20
   Daily Administrative Fee...............................   20
   Maturity Date..........................................   20
   Ownership of the Contract..............................   20
   Payment Upon Death Before Maturity Date................   20
   Transfers..............................................   21
GROUP STRATEGIC EDGE(R) CONTRACTS.........................   21
   Allocated Group Contracts .............................   21
   Unallocated Group Contracts ...........................   22
THE ANNUITY PERIOD .......................................   22
   Variable Accumulation Annuity Contracts................   22
   Annuity Payment Options ...............................   23
   Other Options and Rates................................   24
   Other Conditions ......................................   24
   Payment Upon Death After Maturity Date ................   25
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   25
   Valuation Date.........................................   25
   Valuation Period.......................................   25
   Accumulation Unit Value................................   25
   Net Investment Factor..................................   25
MISCELLANEOUS PROVISIONS .................................   26
   Assignment.............................................   26
   Deferment of Payment ..................................   26
   Free Look Period.......................................   26
   Amendments to Contracts ...............................   26
   Substitution of Fund Shares ...........................   26
   Ownership of the Contract .............................   26
FEDERAL INCOME TAXES .....................................   26
   Introduction ..........................................   26
   Income Tax Status......................................   27
   Taxation of Annuities in General--Non-Qualified Plans .   27
   Additional Considerations..............................   28
   Owner Control..........................................   29
   Diversification Standards..............................   29
   Taxation of Annuities in General--Qualified Plans......   30
SALES OF VARIABLE ACCUMULATION CONTRACTS .................   33
SERVICING AGENT...........................................   33
STATE REGULATION .........................................   33
REPORTS ..................................................   33
VOTING RIGHTS ............................................   33
TEXAS OPTIONAL RETIREMENT PROGRAM ........................   34
LEGAL MATTERS ............................................   34
SAI TABLE OF CONTENTS.....................................   34
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - DEDUCTIONS FOR TAXES.........................  B-1
APPENDIX C - FINANCIAL HIGHLIGHTS.........................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
   The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one Accumulation Unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Options."


ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.


CLAIM DATE: The contract value next determined following receipt of due proof.

CONTRACT: The deferred variable accumulation annuity contracts described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually, the person or entity, to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named, the annuitant will be the owner.


CONTRACT VALUE: Prior to the Maturity Date, the sum of all Accumulation Units held in the subaccounts of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all Accumulation Units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, less any Loan Debt.


FIXED PAYMENT ANNUITY: An annuity payment option providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any subaccount.

GROUP CONTRACT: The deferred variable accumulation annuity contract, offered to employers or trusts to fund tax-qualified plans for groups of participants, described in this prospectus.

GIA: An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial payment is invested under a contract.

MATURITY DATE: The date elected by the owner when annuity payments will begin. The elected date is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25

[diamond] Qualified plans--$1,000 annually

[diamond] Contracts with a Maturity Date in the first contract year--$10,000

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series' outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of the owner or annuitant anytime (a) before the Maturity Date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the Maturity Date of a contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, WE, US, COMPANY): Phoenix Life Insurance Company.

SEPARATE ACCOUNT: Phoenix Life Variable Accumulation Account.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.

VARIABLE PAYMENT ANNUITY: An annuity payment option providing payments that vary in amounts according to the investment experience of the selected subaccounts.


SUMMARY OF EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Surrender Charge(1) (as a percentage of amount surrendered) for the following contracts:
    BIG EDGE, BIG EDGE PLUS,(R) GROUP STRATEGIC EDGE(R) - ALLOCATED
    ---------------------------------------------------------------
       Age of Payment in Complete Years 0..................     6%
       Age of Payment in Complete Years 1..................     5%
       Age of Payment in Complete Years 2..................     4%
       Age of Payment in Complete Years 3..................     3%
       Age of Payment in Complete Years 4..................     2%
       Age of Payment in Complete Years 5..................     1%
       Age of Payment in Complete Years 6 and thereafter...    None

    GROUP STRATEGIC EDGE(R) - UNALLOCATED
    -------------------------------------
       Age of Payment in Complete Years 0..................     6%      These tables describe the fees and expenses that you will
       Age of Payment in Complete Years 4..................     5%      pay at the time that you purchase the contract, surrender
       Age of Payment in Complete Years 5..................     4%      the contract or transfer value between the subaccounts.
       Age of Payment in Complete Years 6..................     3%      State premium taxes may also be deducted.
       Age of Payment in Complete Years 7..................     2%
       Age of Payment in Complete Years 8..................     1%
       Age of Payment in Complete Years 10+................    None

    BIG EDGE CHOICE(R) FOR NEW YORK
    -------------------------------
       Age of Payment in Complete Years 0..................     7%
       Age of Payment in Complete Years 1..................     6%
       Age of Payment in Complete Years 2..................     5%
       Age of Payment in Complete Years 3..................     4%
       Age of Payment in Complete Years 4..................     3%
       Age of Payment in Complete Years 5..................     2%
       Age of Payment in Complete Years 6..................     1%
       Age of Payment in Complete Years 7+.................    None
    Transfer Charge(2)
       Current ............................................    None
       Maximum.............................................    $10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL CONTRACT FEE(3)

    BIG EDGE, BIG EDGE PLUS(R) AND BIG EDGE CHOICE(R) FOR NEW YORK
    ---------------------------------------------------------------
    Maximum fee.......................................    $35

    GROUP STRATEGIC EDGE(R) - ALLOCATED
    -----------------------------------
    Current fee per participant.......................     $15
    Maximum fee per participant.......................     $30

    GROUP STRATEGIC EDGE(R) - UNALLOCATED                               These tables describe  the fees and expenses that you will
    -------------------------------------                               pay periodically during the time that you own the contract,
    Current fee per group contract....................    $300          not including annual fund fees and expenses.
    Maximum fee per group contract ...................    $500

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
RIDER FEE(4) (as a percentage of the
    guaranteed annuitization value)...................    .60%

ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value) for the following contracts:

    BIG EDGE
    --------
    Mortality and Expense Risk Fee....................   1.000%
    Daily Administrative Fee..........................   0.000%
                                                         ------
    Total Separate Account Annual Expenses............   1.000%
------------------------------------------------------------------------------------------------------------------------------------

(1) A surrender charge is taken from the proceeds when a contract is surrendered or when an amount is withdrawn if the premium has not been held under the contract for a certain period of time. See "Deductions and Charges--Surrender Charges."
(2) This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."
(3) We reserve the right to impose a transfer charge of up to $10 per transfer after the first 2 transfers in each contract year. See "Transfers."
(4) The GMIB is an optional rider. The fee for this rider will be deducted annually on the contract anniversary, only if the rider is selected. See "Optional Programs and Riders."


------------------------------------------------------------------------------------------------------------------------------------
    BIG EDGE PLUS,(R) GROUP STRATEGIC EDGE(R) (ALLOCATED &  UNALLOCATED)
    --------------------------------------------------------------------

    Mortality and Expense Risk Fee....................   1.250%
    Daily Administrative Fee..........................   0.000%
                                                         ------
    Total Separate Account Annual Expenses............   1.250%

    BIG EDGE CHOICE(R) FOR NEW YORK
    -------------------------------
    Mortality and Expense Risk Fee....................   1.250%
    Daily Administrative Fee..........................   0.125%
                                                         ------
    Total Separate Account Annual Expenses............   1.375%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                        This table shows the minimum and maximum total operating
ANNUAL FUND OPERATING EXPENSES                                          expenses for the year ended 12/31/04, charged by the fund
                                        Minimum      Maximum            companies that you may pay periodically during the time
                                        -------      -------            that you own the contract. More detail concerning the
    Total Annual Fund Operating Expenses                                funds' fees and total and net fund operating expenses can
    (expenses that are deducted from the                                be found after the Expense Examples and are contained in
    fund assets include management fees,                                the fund prospectuses.
    12b-1 fees and other expenses) ....   0.29%        2.68%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES

    If you surrender your contract at the end of the applicable time period, your maximum costs would be:

    BIG EDGE, BIG EDGE PLUS,(R) GROUP STRATEGIC EDGE(R) (ALLOCATED &
    ----------------------------------------------------------------
    UNALLOCATED)
    ------------
            1 Year       3 Years     5 Years    10 Years
            --------------------------------------------
              $999       $1,740      $2,486      $4,655

    BIG EDGE CHOICE(R) FOR NEW YORK
    -------------------------------
            1 Year       3 Years     5 Years    10 Years                 These examples are intended to help you compare the cost of
            --------------------------------------------                 investing in the contract with the cost of investing in
             $1,100      $1,864      $2,632      $4,753                  other variable annuity contracts. These costs include
                                                                         contract owner transaction expenses, contract fees,
    If you annuitize your contract at the end of the applicable          separate account annual expenses, maximum rider and benefit
    time period, your maximum costs would be:                            fees, and the maximum fund fees and expenses that were
                                                                         charged for the year ended 12/31/04.
    BIG EDGE, BIG EDGE PLUS,(R) GROUP STRATEGIC EDGE(R) (ALLOCATED &
    ----------------------------------------------------------------     The examples assume that you invest $10,000 in the contract
    UNALLOCATED)                                                         for the time periods indicated. The examples also assume
    ------------                                                         that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Your
            1 Year       3 Years     5 Years    10 Years                 actual costs may be higher or lower based on these
            --------------------------------------------                 assumptions.
              $999       $1,740      $2,302      $4,655

    BIG EDGE CHOICE(R) FOR NEW YORK
    -------------------------------
            1 Year       3 Years     5 Years    10 Years
            --------------------------------------------
             $1,100      $1,864      $2,357      $4,753

    If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

    BIG EDGE, BIG EDGE PLUS,(R) GROUP STRATEGIC EDGE(R) (ALLOCATED &
    -----------------------------------------------------------------
    UNALLOCATED)
    ------------
            1 Year       3 Years     5 Years    10 Years
            --------------------------------------------
              $456       $1,375      $2,302      $4,655

    BIG EDGE CHOICE(R) FOR NEW YORK
    -------------------------------
            1 Year       3 Years     5 Years    10 Years
            --------------------------------------------
             $468        $1,410      $2,357      $4,753

------------------------------------------------------------------------------------------------------------------------------------

  ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/04)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                           Investment       12b-1       Other Operating       Total Annual Fund
                        Series                           Management Fee      Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.30%                 1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth                                            0.75%          N/A             0.47% (3)             1.22% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth                                0.85%          N/A             0.89% (1)             1.74% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.27% (2)             0.72% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.29%                 1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.21%                 0.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income                            0.70%          N/A             0.28% (3)             0.98% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth                             0.90%          N/A             0.67% (4)             1.57% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation                         0.58%          N/A             0.20%                 0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity                                 0.70%          N/A             0.28% (3)             0.98% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.24%                 0.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.23%                 0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% (5)      N/A             0.58% (2)             1.08% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             0.75% (1)             1.45% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             1.78% (1)             2.68% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             0.40% (1)             1.30% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.56% (3)             0.91% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             0.74% (3)             1.09% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.29% (3)             1.34% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.38% (3)             1.43% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.38% (4)             1.18% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.33%                 1.08%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily waived the management fee for the period through May 31, 2004, giving an annual management fee of less than 0.50% of the series' average net assets for 2004. Without the waiver, the annual management fee rate is 0.50%. The chart below, showing net annual fund expenses, assumes the 0.50% rate for this series.
(6) The chart below shows net annual fund expenses after voluntary reimbursements by the advisor.

                                                  Net Annual Fund                                                    Net Annual Fund
                                                  ---------------                                                    ---------------
                Series             Reimbursements    Expenses               Series                    Reimbursements    Expenses
                ------             --------------    --------               ------                    --------------    --------
Phoenix-AIM Growth                    (0.22%)         1.00%      Phoenix-Kayne Small-Cap Quality Value     (1.63%)          1.05%
Phoenix-Alger Small-Cap Growth        (0.74%)         1.00%      Phoenix-Lazard International Equity
Phoenix-Alliance/Bernstein Enhanced                              Select                                    (0.25%)          1.05%
Index                                 (0.07%)         0.65%      Phoenix-Northern Dow 30                   (0.31%)          0.60%
Phoenix-Engemann Growth and Income    (0.03%)         0.95%      Phoenix-Northern Nasdaq-100 Index(R)      (0.49%)          0.60%
Phoenix-Engemann Small-Cap Growth     (0.32%)         1.25%      Phoenix-Sanford Bernstein Mid-Cap
Phoenix-Engemann Value Equity         (0.03%)         0.95%      Value                                     (0.04%)          1.30%
Phoenix-Goodwin Multi-Sector Short                               Phoenix-Sanford Bernstein
Term Bond                             (0.38%)         0.70%      Small-Cap Value                           (0.13%)          1.30%
Phoenix-Kayne Rising Dividends        (0.60%)         0.85%      Phoenix-Seneca Mid-Cap Growth             (0.03%)          1.15%

     (NOTE: Each or all of the voluntary expense reimbursements noted in the chart above may be changed or eliminated at anytime without notice.)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                Rule                                                  Fund Expenses
                                                Investment    12b-1 or      Other                     Contractual        After
                                                Management     Service    Operating    Total Annual  Reimbursements  Reimbursements
                     Series                        Fee          Fees      Expenses    Fund Expenses    & Waivers       & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.61%        N/A         0.30%         0.91%          (0.00%)         0.91%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                  0.73%        N/A         0.31%         1.04%          (0.00%)         1.04%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       0.61%        N/A         0.30%         0.91%          (0.00%)         0.91%
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%        N/A         0.12%         0.97%          (0.00%)         0.97%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                Rule                                                  Fund Expenses
                                                 Investment   12b-1 or      Other                     Contractual        After
                                                 Management    Service    Operating    Total Annual  Reimbursements  Reimbursements
                     Series                         Fee         Fees      Expenses    Fund Expenses    & Waivers       & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   0.60%        0.25% (1)   0.13%         0.98%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary       0.60%        0.25% (1)   0.14%         0.99%         ---              ---(11)
Shares
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                        0.57%        0.10%       0.11% (2)     0.78%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                 0.58%        0.10%       0.14% (2)     0.82%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                               0.58%        0.10%       0.10% (2)     0.78%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%        0.25% (4)   0.15%         1.00%        (0.00%)           1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund       1.25%        0.25%       0.29%         1.79%        (0.00%)           1.79%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  0.68%        0.25%       0.19%         1.12%        (0.05%) (5)       1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund             0.61%        0.25%       0.24%         1.10%        (0.01%) (5)       1.09%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   0.79% (3)    0.25% (4)   0.07%         1.11%        (0.00%)           1.11%
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio              0.75%        0.25%       0.37%         1.37%        (0.12%) (6)       1.25%
-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
-----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                           0.50%         N/A        0.48%         0.98%        (0.08%) (7)       0.90%
-----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                        0.50%         N/A        0.39%         0.89%        (0.00%)           0.89%
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                            0.75%         N/A        0.42%         1.17%        (0.00%)           1.17%
-----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund          0.90%         N/A        0.73%         1.63%        (0.00%)           1.63%
-----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund              0.45%         N/A        0.37%         0.82%        (0.17%) (8)       0.65%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                  0.20%         N/A        0.09%         0.29%        (0.00%)           0.29%
-----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                               0.80%         N/A        0.49%         1.29% (9)      ---             ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                        1.00%         N/A        0.43%         1.43%        (0.01%) (10)      1.42%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     1.17%         N/A        0.19%         1.36%        (0.16%) (10)      1.20%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                      0.95%         N/A        0.15%         1.10%        (0.10%) (10)      1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      0.92%         N/A        0.08%         1.00%        (0.01%) (10)      0.99%
-----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at anytime.
(3)  The fund administration fee is paid indirectly through the management fee.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton Money Market Fund (the Sweep Fund). This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.63% for the Templeton Foreign Securities Fund and 0.60% for the Templeton Global Asset Allocation Fund.
(6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.
(7) For the year ending December 31, 2004, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
(8) The advisor has contractually agreed, for the one-year period beginning May 1, 2005, to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets.
(9) The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the operating expense limitation of 1.15%.
(10) Management fees have been restated to reflect contractual changes to the management fee for the fund as of February 10, 2005. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004.
(11) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                   Net Annual Fund                                                   Net Annual Fund
                                                   ---------------                                                   ---------------
                Series              Reimbursements    Expenses                Series                  Reimbursements    Expenses
                ------              --------------    --------                ------                  --------------    --------
Federated Fund for U.S. Government                                 VIP Growth Opportunities Portfolio    (0.02%)          0.80%
Securities II                          (0.26%)         0.72%       VIP Growth Portfolio                  (0.03%)          0.75%
Federated High Income Bond Fund                                    Technology Portfolio                  (0.14%)          1.15%
II - Primary Shares                    (0.25%)         0.74%
VIP Contrafund(R) Portfolio            (0.02%)         0.76%

     (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated
                          at anytime without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the annuity contract.

    Certain provisions of the annuity contract described in this prospectus may differ in a particular state because of specific state requirements.


    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.


    Certain terms used throughout the prospectus have been defined and can be found in "Glossary of Special Terms" in the front of this prospectus.


OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options both variable and fixed. Investments in the subaccounts provide returns that are variable and depend upon the performance of the underlying funds. Allocations to the GIA produce guaranteed interest earnings subject to certain conditions.

    You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See "The Annuity Period--Annuity Options."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the minimum initial payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the minimum initial payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Payments are invested in one or more of the subaccounts and the GIA.

[diamond] Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in the "GIA" and in "The Accumulation Period--Transfers."

[diamond] The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum-- 4%).

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

[diamond] During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial surrender without a surrender charge. After that, you can surrender up to 10% of the contract value as of the last contract anniversary without a surrender charge.

[diamond] Withdrawals may be subject to the 10% penalty tax. See "Federal Income
          Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

[diamond] Prior to the maturity date, contract owners who have elected the Guaranteed Minimum Income Benefit Rider ("GMIB"), may request partial withdrawals to be made either pro rata from all subaccounts and the GIA or from a specific investment option.

DEATH BENEFIT
    The contract provides for payment on the death of the owner or the annuitant anytime before the maturity date of the contract.

DEDUCTIONS AND CHARGES


FROM THE CONTRACT VALUE
[diamond] Annual Administrative Charge--currently, $35 each year. For more information, see "Deductions and Charges."

[diamond] Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. This charge is intended to recoup the costs incurred in issuing the contract. No surrender charges are taken upon the death of the owner before the maturity date. No deduction for surrender charges after the annuity period has begun, unless you make unscheduled withdrawals under Annuity Payment Options K or L.

[diamond] A declining surrender charge is assessed on withdrawals in excess of the 10% of the account value, based on the date the premium payments are deposited:


BIG EDGE, BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE - ALLOCATED CONTRACTS:
--------------------------------------------------------------
Percent               6%   5%    4%    3%    2%    1%    0%
--------------------------------------------------------------
Age of Payment in    0     1     2     3     4     5     6
Complete Years
--------------------------------------------------------------

GROUP STRATEGIC EDGE(R) - UNALLOCATED CONTRACTS:
--------------------------------------------------------------
Percent               6%   5%    4%    3%    2%    1%    0%
--------------------------------------------------------------
Age of Payment in
Complete Years     0 - 4   5     6     7     8     9    10+
--------------------------------------------------------------


BIG EDGE CHOICE FOR NEW YORK CONTRACTS:
--------------------------------------------------------------
Percent              7%   6%   5%   4%    3%   2%   1%   0%
--------------------------------------------------------------
Age of Payment in
Complete Years       0    1    2    3     4    5    6   7+
--------------------------------------------------------------


[diamond] Taxes--taken from the contract value upon annuitization.

          o Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Tax" and Appendix B.


          See "Deductions and Charges--Surrender Charges" for a detailed discussion.


FROM THE SEPARATE ACCOUNT
[diamond] The daily administrative fee--currently 0.125% annually. Applies to individual contracts issued in New York on or after May 1, 1997. See "Big Edge Choice(R) for New York--Daily Administrative Fee."

[diamond] Mortality and expense risk fee--1.25% annually. See "Charges for Mortality and Expense Risks."


OTHER CHARGES OR DEDUCTIONS

    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.


ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within ten days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.


    For more information, see "Free Look Period."


LAPSE
    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only.

    More information, including the Separate Account and Company financial statements, "Tax" and is in the SAI and in the Annual Report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.


    There are different financial highlight tables in this prospectus, please be sure you refer to the appropriate table for your contract. The tables are set forth in Appendix C.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which may vary by state). See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts which will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account or the GIA. The monthly annuity payments will vary according to the investment experience of the selected investment options. However, a fixed annuity may be elected, in which case, Phoenix will guarantee specified monthly annuity payments.


    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the GIA or the subaccounts.


PHOENIX AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix. As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.


    Our executive and administrative office is at One American Row, Hartford, Connecticut 06102-5056. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    On June 21, 1982, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision of the management or investment practices or policies of the Account or Phoenix.

    On July 1, 1992, the Separate Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix Life Insurance Company.

    Contributions to the GIA are not invested in the Separate Account; rather, they become part of the Phoenix general account (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information concerning the GIA, see the section titled, "GIA."


INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS
[diamond] The Phoenix Edge Series Fund
[diamond] AIM Variable Insurance Funds
[diamond] The Alger American Fund
[diamond] Federated Insurance Series
[diamond] Fidelity(R) Variable Insurance Products

[diamond] Franklin Templeton Variable Insurance Products Trust
[diamond] Lazard Retirement Series
[diamond] Lord Abbett Series Fund, Inc.

[diamond] The Rydex Variable Trust
[diamond] Scudder Investments VIT Funds
[diamond] The Universal Institutional Funds, Inc.
[diamond] Wanger Advisors Trust

     For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing us at the address or telephone number provided on the first page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
--------------------------------------------------------------------------------
    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. Generally, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:


[diamond] Year One:       25% of the total value
[diamond] Year Two:       33% of remaining value
[diamond] Year Three:     50% of remaining value
[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures, however, may be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25
          o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase Units in any available subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application. Each subsequent payment under a contract must be at least $25.

[diamond] Qualified plans--$1,000 annually
          o Contracts purchased in connection with tax-qualified or employer-sponsored plans--a minimum annual payment of $1,000 is required.

[diamond] Contracts with a maturity date in the first contract year--$10,000

    Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without the permission of Phoenix. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.


    Payments received under the contracts will be allocated in any combination to any subaccount or the GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.


    In certain circumstances, we may reduce the initial or subsequent payment amount we accept for a contract. Qualifications for such reduction follow:

[diamond] the makeup and size of the prospective group; or

[diamond] the method and frequency of payments; and

[diamond] the amount of compensation to be paid to Registered Representative(s) on each payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
Tax

    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as premium payment tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.


SURRENDER CHARGES

    A deduction for surrender charges for this contract may be taken from proceeds of partial withdrawals or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you

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surrender your contract. They are deferred charges because the are not deducted from premiums. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for five years. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Option K or L below. See "Annuity Options." Any surrender charge is imposed on a first-in, first-out basis.


    Up to 10% of the contract value may be withdrawn in a contract year, either in a lump sum or by multiple scheduled or unscheduled amounts without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be based on the contract value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

---------------------------------------------------------------
Percent               6%    5%    4%    3%    2%    1%    0%
---------------------------------------------------------------
Age of Payment in     0     1     2     3     4     5     6+
Complete Years
---------------------------------------------------------------

    If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

CHARGES FOR MORTALITY AND EXPENSE RISKS
    While you bear the investment risk of the series in which you invest, once the contract has been converted to a fixed annuity, the annuity payments are guaranteed by us. We assume the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that our expenses may be higher than the deductions for such expenses.

    In assuming the mortality risk, we agree to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the contract, to the annuitant or other payee for as long as he or she may live.

    To compensate for assuming these risks, we currently charge each subaccount the daily equivalent of .40% annually of the current value of the subaccount's net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the contract schedule pages.) No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to Phoenix.


    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.


CHARGES FOR ADMINISTRATIVE SERVICES

    We are responsible for administering the contract. In doing so, we maintain an account for each owner and annuitant, make all disbursements of benefits, furnish administrative and clerical services for each contract. We also make disbursements to pay obligations chargeable to the Separate Account, maintain the accounts, records and other documents relating to the business of the Separate Account required by regulatory authorities, cause the maintenance of the registration and qualification of the Account under laws administered by the SEC, prepare and distribute notices and reports to owners, and the like. We also reimburse Phoenix Equity Planning Corporation ("PEPCO") for any expenses incurred by it as "principal underwriter."


    To cover certain of its costs of administration, such as preparation of billings and statements of account, Phoenix generally charges each contract $35 each year prior to the contract's maturity date. A reduced charge may apply in certain situations. This charge is deducted from each subaccount and the GIA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the contract anniversary date for services rendered during the preceding contract year. Upon surrender of a contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs.

    If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

    We may reduce the annual administrative charges for contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

    No surrender or annual administrative charges will be deducted for contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of Phoenix or its affiliates and their spouses; or to employees or agents who retire from Phoenix or its affiliates or PEPCO, or its affiliates or to registered representatives of broker-dealers with whom PEPCO has selling agreements.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.

ACCUMULATION UNITS

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.


ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.


INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

    Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

    Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts or the GIA subject to the limitations established for the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts or the GIA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine.

These transfer exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing". There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first contract year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the contract value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

DISRUPTIVE TRADING AND MARKET TIMING
    Your ability to make transfers among subaccounts under the Contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract owners.


    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

    To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.


    Under our current Disruptive Trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency for a given contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the contract owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while also abiding by any rights that contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

OPTIONAL PROGRAMS AND BENEFITS
    If you should elect any of the programs listed below, your limit of 12 transfers per contract year will not be affected.


DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or the GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or by writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.


    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect. There is no charge associated with participation in this program.


    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.


    Asset Rebalancing does not permit transfers to or from the GIA. There is no charge associated with participation in this program.


    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.


    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge associated with participation in this program.


INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") RIDER
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest

Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each contract anniversary.

RIDER FEE
    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount and GIA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER
    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

 1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

 2. the termination of the contract to which this rider is attached;


 3. the date a death benefit becomes payable under the contract to which this rider is attached;


4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.


    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of ten years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge is available only on contracts issued on or after May 1, 1996, and will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to our Annuity Operations Division.

LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond] the contract value is zero; or

[diamond] the premium tax reimbursement due on surrender or partial withdrawals is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

          Phoenix will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

[diamond] WHO RECEIVES PAYMENT
          o  DEATH OF AN OWNER/ANNUITANT
             If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

          o  DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
             If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

          o  SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
             If the spousal beneficiary continues the contract at the death of the owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant.

          o  CONTINGENT ANNUITANT CONTRACT CONTINUANCE
             Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant.

          o  QUALIFIED CONTRACTS
             Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

             Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

          o  OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
             If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

[diamond] PAYMENT AMOUNT
          o UPON THE DEATH OF THE ANNUITANT OR OWNER/ANNUITANT WHO HAS NOT YET REACHED AGE 85

             1. Death occurring in the first 6-year period following the contract date--the greater of:

                a. 100% of payments, less any withdrawals; or

                b. the contract value as of the claim date.

             2. Death occurring in any subsequent 6-year period--the greater of:

                a. the death benefit that would have been payable at the end of the previous 6-year period, plus any payments, less any withdrawals made since that date; or

                b. the contract value as of the claim date.


          o  AFTER THE ANNUITANT'S 85TH BIRTHDAY
             The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.

          o  DEATH OF AN OWNER WHO IS NOT THE ANNUITANT

             Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The death benefit is equal to the cash surrender value.

    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Deductions and Charges--Tax" and "Federal Income Taxes--Distribution at Death."


BIG EDGE CHOICE(R) FOR NEW YORK CONTRACTS
--------------------------------------------------------------------------------
    New York individual contracts issued on or after May 1, 1997, have certain differences from the other individual contracts described in this prospectus. Other than the differences noted in this section, the contracts are the same as other individual contracts. These differences are reflected in the "Summary of Expenses for Big Edge Choice for New York contracts."

SURRENDER CHARGES

    A deduction for surrender charges for these contracts may be taken from proceeds of partial withdrawals or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because the are not deducted from premiums. The surrender charge schedule is shown in the chart below. No surrender charge will be taken after the annuity period has begun, except with respect to unscheduled withdrawals under Options K or L. See "Annuity Payment Options." A surrender charge is not imposed on amounts payable because of the death of the annuitant or owner. Surrender Charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for five years.


    Up to 10% of the contract value may be withdrawn in a contract year, either in a lump sum or by multiple scheduled or unscheduled amounts, without imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be based on the contract value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amounts redeemed greater than the 10% allowable amount up to a maximum of the total premium is as follows:

---------------------------------------------------------------
Percent                 7%   6%   5%   4%  3%   2%   1%   0%
---------------------------------------------------------------
Age of Payment in        0    1    2   3    4    5    6   7+
Complete Years
---------------------------------------------------------------

    If the annuitant or owner dies before the maturity date, the surrender charge described in the table above will not apply.

DAILY ADMINISTRATIVE FEE
    We also charge each subaccount the daily equivalent of 0.125% annually to cover its variable costs of administration (such as printing and distribution of materials pertaining to contract owner meetings). This fee is not deducted from the GIA, from contracts sold to registered representatives of PEPCO or broker-dealers with whom PEPCO has selling agreements, to officers, directors and employees of Phoenix or its affiliates and their spouses or to employees or agents who retire from Phoenix or its affiliates or PEPCO.

MATURITY DATE
    The maturity date cannot be earlier than five years from the inception of the contract, nor later than the contract anniversary nearest the annuitant's 90th birthday.

OWNERSHIP OF THE CONTRACT
    Joint ownership of the contract is not permitted.

PAYMENT UPON DEATH BEFORE MATURITY DATE

[diamond] WHO RECEIVES PAYMENT
          o  DEATH OF AN OWNER/ANNUITANT
             If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

          o  DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
             If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

          o  SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
             If the spousal beneficiary continues the contract at the death of the owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant.

          o  CONTINGENT ANNUITANT CONTRACT CONTINUANCE
             Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant.

          o  QUALIFIED CONTRACTS
             Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

             Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

          o  OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
             If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

[diamond] PAYMENT AMOUNT
          o UPON THE DEATH OF THE ANNUITANT OR OWNER/ANNUITANT WHO HAS NET YET REACHED AGE 85

             1. Death occurring in the first contract year--the greater of:

                a. 100% of payments, less any withdrawals; or

                b. the contract value as of the claim date.

             2. Death occurring in any subsequent contract year--the greater of:

                a. the death benefit that would have been payable at the end of the previous contract year, plus any payments, less any withdrawals made since that date; or

                b. the contract value as of the claim date.

          o  AFTER THE ANNUITANT'S 85TH BIRTHDAY
             The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.

          o  DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
             Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The death benefit is the greater of:

             1. 100% of payments, less any withdrawals; or

             2. the contract Value as of the claim date.

    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Deductions and Charges--Tax" and "Federal Income Taxes--Distribution at Death."

TRANSFERS
    A contract owner may request transfers or allocation changes in writing only. Transfers or allocation changes may not be made by telephone.


GROUP STRATEGIC EDGE(R) CONTRACTS
--------------------------------------------------------------------------------
    Contracts may be purchased by employers (or trusts) to fund tax-qualified pension or profit-sharing plans such as defined contribution and defined benefit plans ("group contracts"). Group contracts may be purchased on an "allocated" or "unallocated" basis. In most respects, group contracts are the same as the contracts purchased on an individual basis described elsewhere in this prospectus; however, there are certain differences as described in this section. We may limit the payments made under a group contract to $1,000,000 and reserve the right to terminate a group contract after 20 years. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 18 months or longer. Please note that group contracts cannot participate in the optional Asset Rebalancing Program, Interest Investment Program, Enhanced Dollar Cost Averaging Program, and/or the Guaranteed Minimum Income Benefit Rider.

ALLOCATED GROUP CONTRACTS
    Under an allocated group contract, the contract owner is the trust to whom the contract is issued. However, individual participant accounts are maintained and the contract owner passes on certain rights to the plan participants such as the right to choose subaccounts, and transfer amounts between subaccounts.

    Under an allocated group contract, a minimum initial purchase payment of $25 per participant account is required. Subsequent payments per participant account must be at least $25 and must total at least $300 per contract year. The annual administrative service charge under an allocated group contract is currently $15 per participant account; it is guaranteed not to exceed $30.

    If withdrawals occur within a certain number of years after deposit, a surrender charge will apply. (Please see description in section "Deductions and Charges--Surrender Charges"). Allocated group contracts do not have a 10% free withdrawal privilege. A surrender charge will not be applied if the withdrawal is for one of the following:

[diamond] death of a participant

[diamond] disability

[diamond] demonstration of financial hardship

[diamond] separation from service or retirement (participant account has been maintained for a minimum of 5 years or age 55 or older)

[diamond] participant loan

[diamond] purchase of:
          o  annuity contract
          o  retired life certificate

          o  election of life expectancy distribution option

    Under group contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of payments made under the contract (calculated at their initial value). In addition, if the contract has been in force for at least 20 years and Phoenix terminates the contract, no surrender charge will apply.

    Not more than four transfers may be made from the GIA in any Participant Account Year and only one such transfer may be made in any 3-consecutive month period. The amount of such transfers out of the GIA in any one Participant Account Year may not exceed the greater of $1,000 or 25% of the Participant Account Value in the GIA as of the last day of the prior Participant Account Year.

    Upon the death of a participant, a death benefit will be paid to the contract owner. The contract owner may then distribute the death benefit in accordance with the terms of the plan. If the death occurred during the first six years following the contract date, this payment would be equal to the greater of: (a) the sum of all purchase payments made by the participant less any prior withdrawals or (b) the participant's accumulated value under the contract. If the death occurred during any subsequent six-year period, this payment would equal the greater of: (a) the death benefit that would have been payable at the end of the immediately preceding six-year period, plus any payments made and less any partial withdrawals since such date or (b) the participant's accumulated value under the contract.

    Loans and hardship withdrawals will be available under the Internal Revenue Code of 1986 Section 401(k) plans after January 1, 1996. If the plan permits loans, a partial withdrawal from the participant's contract value may be requested. The partial withdrawal for the loan must be at least $1,000 and the participant's remaining contract value must be at least $2,000. A contingent deferred sales charge will not apply to such a partial withdrawal. A $125 administrative charge per partial withdrawal will apply and this amount may be increased in the future. Loan repayments, including any interest, will be allocated to the participant's subaccounts in the same proportion as new payments. A plan loan partial withdrawal may not be made if a plan loan partial withdrawal is currently outstanding with respect to that Participant.

UNALLOCATED GROUP CONTRACTS
    Under an unallocated group contract, the contract owner is the trust to whom the contract is issued. The contract owner exercises all rights under the contract on behalf of plan participants; no participant accounts are maintained under the contract.

    Under an unallocated group contract, a minimum initial purchase payment of $5,000 is required and subsequent payments also must be at least $5,000. The annual administrative service charge under an unallocated group contract is currently $300; it is guaranteed not to exceed $500.

    If amounts are withdrawn in the early contract years, a surrender charge may apply unless the withdrawal is for the payment of a plan benefit related to the death or disability of a plan participant or the purchase of an individual annuity contract or Life Expectancy Distribution option from Phoenix. A deduction for a surrender charge for an unallocated group contract may be taken from the proceeds of a withdrawal from, or complete surrender of, the contract if the withdrawal is not related to the payment of a plan benefit or the purchase of an annuity as described above and the contract has not been held for a certain period of time (see chart below). However, withdrawals up to 15% of the payments made under a contract in the first contract year and up to 15% of the contract Value as of the previous contract anniversary may be made each year without imposition of a surrender charge for payment of plan benefits related to termination of employment or retirement. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 15% allowable amount, is as follows:

-------------------------------------------------------------
Percent              6%    5%    4%    3%    2%   1%    0%
-------------------------------------------------------------
Age of Payment in
Complete Years      0 - 4  5     6     7     8     9   10+
-------------------------------------------------------------

    Under group contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of purchase payments made under the contract (calculated at their initial value). In addition, if the contract has been in force for at least 20 years and Phoenix terminates the contract, no surrender charge will apply.

    Upon the death of a participant, a death benefit will be paid to the contract owner. The contract owner may then distribute the death benefit in accordance with the terms of the plan.


THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS

    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. Surrender Charges will be waived when you begin taking annuity payments, provided your contract has been in effect for five years. Each contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the subaccount selected, are made monthly for life and, if the annuitant dies within ten years after the maturity date, the annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the maturity date. Once annuity payments have commenced, the Annuity Option may not be changed.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. Generally, the maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date automatically will be applied to provide a Life Annuity with a Specified Period Certain based on the life of the annuitant under Option A as described below. Any annuity payments falling due after the death of the annuitant during the period certain will be paid to the annuitant's beneficiary. Each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.


    Instead of the period certain life annuity (see "Option A--Life Annuity with a specified Period Certain"), you may, by written request received by our Annuity Operations Division (AOD), PO Box 8027, Boston, MA 02266-8027 on or before the maturity date of the contract, elect any of the other annuity payment options described below. If the maturity date occurs in the first contract year, only Options I, J, K, L, M or N may be elected. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Options K or L.

    The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, factors such as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.


    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.


    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of payments under each option.


OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD

    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.


OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY

    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.


OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity payment options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

--------------------------------------------------------
New Year's Day                    Independence Day
--------------------------------------------------------
Martin Luther King, Jr. Day       Labor Day
--------------------------------------------------------

Presidents Day                    Thanksgiving Day

--------------------------------------------------------
Good Friday                       Christmas Day
--------------------------------------------------------
Memorial Day
---------------------------------------------------------


VALUATION PERIOD
--------------------------------------------------------------------------------
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A Net Investment Factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract ordinarily will be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times
(a) when the NYSE is closed, other than customary weekend and holiday closings,
(b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest.

If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the income tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to

SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local government and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut 06115. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.


    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.


SERVICING AGENT
--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2005 is 0.073% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


----------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
----------------------------------------------------------
             2002                          N/A
----------------------------------------------------------

             2003                     $1.7 million
----------------------------------------------------------
             2004                     $2.2 million

----------------------------------------------------------


STATE REGULATION
--------------------------------------------------------------------------------
    Phoenix is subject to the provisions of New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. Phoenix also is subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding Series of the funds. Phoenix is the legal owner of those shares and, as such, has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the Series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, owners participating in such Series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------

    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.



SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:

[diamond] Phoenix Life Insurance Company
[diamond] Underwriter
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPES

-------------------------------------------------------------------------------------------------------------------
                                                                               Investment Type
                                                 ------------------------------------------------------------------
                                                 Aggressive                           Growth &
                    Subaccount                     Growth     Conservative   Growth    Income    Income   Specialty
-------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                         |X|
-------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                     |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                         |X|

-------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                              |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                                                                       |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                        |X|
-------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                               |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                          |X|

-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                               |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                                            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                   |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                  |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                             |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                   |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                          |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                        |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                         |X|
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            |X|
-------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                             |X|

-------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                     |X|
-------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                      |X|
-------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                   |X|
-------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                            |X|
-------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                          |X|
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                           |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund        |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                              |X|
-------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                         |X|
-------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                          |X|
-------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                             |X|
-------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                       |X|

-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                    |X|
-------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund               |X|
-------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                         |X|
-------------------------------------------------------------------------------------------------------------------
Wanger International Select                         |X|
-------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                      |X|
-------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                 |X|
-------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                 |X|
-------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Duff &
                                             Phoenix    Phoenix   Phelps                                      Deutsche   Federated
                                            Investment Variable  Investment   AIM     Engemann   Fred Alger    Asset     Investment
                                            Counsel,   Advisors, Management Advisors,   Asset    Management, Management, Management
            Subaccounts                       Inc.       Inc.       Co.       Inc.    Management    Inc.        Inc.      Company
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series         |X|
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                    |X|

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series        |X|
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series      |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                     |X|

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series         |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series                                            |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series          |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series         |X|
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            |X|
----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                        |X|

----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                  |X|
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                                                             |X|
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
----------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio

----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                          |X|
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                              |X|
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Advisors
-----------------------------------------------------------------------------------------------------------------------------
                                             Fidelity                               Morgan
                                            Management Franklin   Lazard     Lord,  Stanley            Templeton   Templeton
                                               and      Mutual     Asset    Abbett Investment  Rydex     Asset      Global
                                             Research  Advisers, Management  & Co. Management  Global  Management, Advisors
            Subaccounts                      Company     LLC        LLC       LLC     Inc.    Advisors    Ltd.     Limited
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
-----------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
-----------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
-----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
-----------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
-----------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                    |X|
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio             |X|
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                           |X|
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            |X|
-----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                                                                                      |X|
-----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                               |X|
-----------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                      |X|

-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                       |X|
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
-----------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Wanger International Select
-----------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
-----------------------------------------------------------------------------------------------------------------------------
Wanger Select
-----------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------
                                                 Advisors
------------------------------------------------------------------

                                            Templeton   Wanger
                                            Investment   Asset
                                             Counsel,  Management,
            Subaccounts                        LLC        L.P.
------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------

Phoenix-AIM Growth Series
------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series
------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
------------------------------------------------------------------
Templeton Foreign Securities Fund              |X|
------------------------------------------------------------------
Templeton Global Asset Allocation Fund         |X|
------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------
Mid-Cap Value Portfolio

------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------
Wanger International Select                               |X|
------------------------------------------------------------------
Wanger International Small Cap                            |X|
------------------------------------------------------------------
Wanger Select                                             |X|
------------------------------------------------------------------
Wanger U.S. Smaller Companies                             |X|
------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Subadvisors
                                              --------------------------------------------------------------------------------------
                                                                                                              Kayne
                                                                                                             Anderson
                                               Aberdeen      AIM        Alliance                              Rudnick       Lazard
                                                Asset       Capital      Capital    Engemann    Fred Alger   Investment     Asset
                                              Management  Management,  Management,    Asset     Management,  Management,  Management
              Subaccounts                        Inc.        Inc.         L.P.      Management     Inc.         LLC          LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series            |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                              |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series                                                                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
                                                        Subadvisors
                                              ---------------------------


                                                  Northern      Seneca
                                                   Trust        Capital
                                                Investments,  Management,
              Subaccounts                           N.A.         LLC
-------------------------------------------------------------------------
Phoenix-Aberdeen International Series
-------------------------------------------------------------------------

Phoenix-AIM Growth Series
-------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

-------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
-------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
-------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
-------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
-------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
-------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

-------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
-------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
-------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                      |X|
-------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series         |X|
-------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
-------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
-------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             |X|
-------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            |X|
-------------------------------------------------------------------------


APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------

California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00


NOTE: The above tax deduction rates are as of January 1, 2005. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."



-----------------------
* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX C - FINANCIAL HIGHLIGHTS TABLES (CONDENSED FINANCIAL INFORMATION)

--------------------------------------------------------------------------------
     The tables on the following pages give the historical unit values for a single share of each of the available subaccounts. The following tables contain highlights only; more information is in the Statement of Additional Information ("SAI") and in the Separate Account's Annual Report. You may obtain a copy of the SAI free of charge by calling us at 800-541-0171 or by writing to:

                  Phoenix Life Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

GROUP STRATEGIC EDGE(R) AND BIG EDGE PLUS(R) CONTRACTS

                                                                       SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                         SUBACCOUNT                                BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
==================================================================================================================================
         From 1/1/95 to 12/31/95                                         $1.253                $1.357               78,985
         From 1/1/96 to 12/31/96                                         $1.357                $1.590               80,535
         From 1/1/97 to 12/31/97                                         $1.590                $1.759               76,704
         From 1/1/98 to 12/31/98                                         $1.759                $2.223               65,866
         From 1/1/99 to 12/31/99                                         $2.223                $2.843               55,670
         From 1/1/00 to 12/31/00                                         $2.843                $2.363               46,785
         From 1/1/01 to 12/31/01                                         $2.363                $1.773               37,324
         From 1/1/02 to 12/31/02                                         $1.773                $1.491               28,110
         From 1/1/03 to 12/31/03                                         $1.491                $1.942               24,877

         From 1/1/04 to 12/31/04                                         $1.942                $2.316               24,104

PHOENIX-AIM GROWTH

==================================================================================================================================
         From 12/15/99* to 12/31/99                                      $1.000                $1.059               2,189
         From 1/1/00 to 12/31/00                                         $1.059                $0.929               20,297
         From 1/1/01 to 12/31/01                                         $0.929                $0.699               21,536
         From 1/1/02 to 12/31/02                                         $0.699                $0.491               19,702
         From 1/1/03 to 12/31/03                                         $0.491                $0.586               26,810

         From 1/1/04 to 12/31/04                                         $0.586                $0.603               21,998

PHOENIX-ALGER SMALL-CAP GROWTH

==================================================================================================================================
         From 8/12/02* to 12/31/02                                       $1.000                $1.004               1,535
         From 1/1/03 to 12/31/03                                         $1.004                $1.520               2,305

         From 1/1/04 to 12/31/04                                         $1.520                $1.533               2,162


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
==================================================================================================================================
         From 7/15/97* to 12/31/97                                       $1.000                $1.052               22,856
         From 1/1/98 to 12/31/98                                         $1.052                $1.368               18,649
         From 1/1/99 to 12/31/99                                         $1.368                $1.606               22,357
         From 1/1/00 to 12/31/00                                         $1.606                $1.404               17,940
         From 1/1/01 to 12/31/01                                         $1.404                $1.221               15,727
         From 1/1/02 to 12/31/02                                         $1.221                $0.920               11,362
         From 1/1/03 to 12/31/03                                         $0.920                $1.147               8,793

         From 1/1/04 to 12/31/04                                         $1.147                $1.244               6,144


*Date subaccount began operations.

                                                                       SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                         SUBACCOUNT                                BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
==================================================================================================================================
         From 5/1/95* to 12/31/95                                        $1.000                $1.168               7,009
         From 1/1/96 to 12/31/96                                         $1.168                $1.536              12,614
         From 1/1/97 to 12/31/97                                         $1.536                $1.851              19,835
         From 1/1/98 to 12/31/98                                         $1.851                $1.441              14,027
         From 1/1/99 to 12/31/99                                         $1.441                $1.491               8,408
         From 1/1/00 to 12/31/00                                         $1.491                $1.926               6,575
         From 1/1/01 to 12/31/01                                         $1.926                $2.028               6,335
         From 1/1/02 to 12/31/02                                         $2.028                $2.244               6,123
         From 1/1/03 to 12/31/03                                         $2.244                $3.064               5,058

         From 1/1/04 to 12/31/04                                         $3.064                $4.076               4,348


PHOENIX-ENGEMANN CAPITAL GROWTH
==================================================================================================================================
         From 1/1/94 to 12/31/94                                         $6.248                $6.261              76,226
         From 1/1/95 to 12/31/95                                         $6.261                $8.094              94,344
         From 1/1/96 to 12/31/96                                         $8.094                $8.999             100,833
         From 1/1/97 to 12/31/97                                         $8.999               $10.762              97,099
         From 1/1/98 to 12/31/98                                        $10.762               $13.819              83,410
         From 1/1/99 to 12/31/99                                        $13.819               $17.699              70,239
         From 1/1/00 to 12/31/00                                        $17.699               $14.371              58,574
         From 1/1/01 to 12/31/01                                        $14.371                $9.282              45,771
         From 1/1/02 to 12/31/02                                         $9.282                $6.892              35,072
         From 1/1/03 to 12/31/03                                         $6.892                $8.609              28,830

         From 1/1/04 to 12/31/04                                         $8.609                $8.924              23,640

PHOENIX-ENGEMANN GROWTH AND INCOME

==================================================================================================================================
         From 3/3/98* to 12/31/98                                        $1.000                $1.192              16,396
         From 1/1/99 to 12/31/99                                         $1.192                $1.378              23,888
         From 1/1/00 to 12/31/00                                         $1.378                $1.271              22,597
         From 1/1/01 to 12/31/01                                         $1.271                $1.152              20,147
         From 1/1/02 to 12/31/02                                         $1.152                $0.882              15,487
         From 1/1/03 to 12/31/03                                         $0.882                $1.110              12,751

         From 1/1/04 to 12/31/04                                         $1.110                $1.211              15,178

PHOENIX-ENGEMANN SMALL-CAP GROWTH

==================================================================================================================================
         From 8/15/00* to 12/31/00                                       $1.000                $0.844               5,508
         From 1/1/01 to 12/31/01                                         $0.844                $0.611               7,810
         From 1/1/02 to 12/31/02                                         $0.611                $0.429               7,142
         From 1/1/03 to 12/31/03                                         $0.429                $0.621               6,077

         From 1/1/04 to 12/31/04                                         $0.621                $0.672               4,094

PHOENIX-ENGEMANN STRATEGIC ALLOCATION

==================================================================================================================================
         From 1/1/94 to 12/31/94                                         $3.029                $2.948              68,860
         From 1/1/95 to 12/31/95                                         $2.948                $3.443              73,165
         From 1/1/96 to 12/31/96                                         $3.443                $3.708              69,901
         From 1/1/97 to 12/31/97                                         $3.708                $4.422              64,407
         From 1/1/98 to 12/31/98                                         $4.422                $5.275              55,361
         From 1/1/99 to 12/31/99                                         $5.275                $5.796              45,169
         From 1/1/00 to 12/31/00                                         $5.796                $5.758              36,950
         From 1/1/01 to 12/31/01                                         $5.758                $5.791              30,579
         From 1/1/02 to 12/31/02                                         $5.791                $5.057              41,049
         From 1/1/03 to 12/31/03                                         $5.057                $5.987              34,281

         From 1/1/04 to 12/31/04                                         $5.987                $6.353              28,380


*Date subaccount began operations.

                                                                       SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                         SUBACCOUNT                                BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------


PHOENIX-ENGEMANN VALUE EQUITY

==================================================================================================================================
         From 3/3/98* to 12/31/98                                        $1.000                $1.097               4,715
         From 1/1/99 to 12/31/99                                         $1.097                $1.346               5,131
         From 1/1/00 to 12/31/00                                         $1.346                $1.758               7,857
         From 1/1/01 to 12/31/01                                         $1.758                $1.424              13,553
         From 1/1/02 to 12/31/02                                         $1.424                $1.098              11,455
         From 1/1/03 to 12/31/03                                         $1.098                $1.343               8,963

         From 1/1/04 to 12/31/04                                         $1.343                $1.497               8,307


PHOENIX-GOODWIN MONEY MARKET
==================================================================================================================================
         From 1/1/94 to 12/31/94                                         $1.868                $1.916              38,007
         From 1/1/95 to 12/31/95                                         $1.916                $2.000              37,026
         From 1/1/96 to 12/31/96                                         $2.000                $2.075              40,530
         From 1/1/97 to 12/31/97                                         $2.075                $2.155              32,025
         From 1/1/98 to 12/31/98                                         $2.155                $2.237              34,700
         From 1/1/99 to 12/31/99                                         $2.237                $2.316              39,832
         From 1/1/00 to 12/31/00                                         $2.316                $2.425              21,301
         From 1/1/01 to 12/31/01                                         $2.425                $2.486              24,589
         From 1/1/02 to 12/31/02                                         $2.486                $2.490              19,194
         From 1/1/03 to 12/31/03                                         $2.490                $2.476              11,646

         From 1/1/04 to 12/31/04                                         $2.476                $2.464               8,142


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
==================================================================================================================================
         From 1/1/94 to 12/31/94                                         $2.903                $2.710              20,608
         From 1/1/95 to 12/31/95                                         $2.710                $3.307              25,435
         From 1/1/96 to 12/31/96                                         $3.307                $3.671              27,079
         From 1/1/97 to 12/31/97                                         $3.671                $4.023              29,600
         From 1/1/98 to 12/31/98                                         $4.023                $3.813              25,246
         From 1/1/99 to 12/31/99                                         $3.813                $3.971              19,760
         From 1/1/00 to 12/31/00                                         $3.971                $4.176              15,854
         From 1/1/01 to 12/31/01                                         $4.176                $4.374              13,969
         From 1/1/02 to 12/31/02                                         $4.374                $4.752              11,174
         From 1/1/03 to 12/31/03                                         $4.752                $5.376               9,212

         From 1/1/04 to 12/31/04                                         $5.376                $5.672               7,963

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
==================================================================================================================================
         From 1/1/04 to 12/31/04                                         $1.000                $1.045                 953


PHOENIX-KAYNE RISING DIVIDENDS
==================================================================================================================================
         From 8/12/02* to 12/31/02                                       $1.000                $0.961                 532
         From 1/1/03 to 12/31/03                                         $0.961                $1.130               1,078

         From 1/1/04 to 12/31/04                                         $1.130                $1.175               1,424


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
==================================================================================================================================
         From 8/12/02* to 12/31/02                                       $1.000                $1.005                 503
         From 1/1/03 to 12/31/03                                         $1.005                $1.194                 922

         From 1/1/04 to 12/31/04                                         $1.194                $1.482               1,343


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
==================================================================================================================================
         From 8/12/02* to 12/31/02                                       $1.000                $0.953               1,107
         From 1/1/03 to 12/31/03                                         $0.953                $1.222               1,635

         From 1/1/04 to 12/31/04                                         $1.222                $1.398                 998


*Date subaccount began operations.

                                                                       SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                         SUBACCOUNT                                BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------


*PHOENIX-NORTHERN DOW 30

==================================================================================================================================
         From 12/15/99* to 12/31/99                                      $1.000                $1.025               5,011
         From 1/1/00 to 12/31/00                                         $1.025                $0.955              10,760
         From 1/1/01 to 12/31/01                                         $0.955                $0.887              12,204
         From 1/1/02 to 12/31/02                                         $0.887                $0.740               7,276
         From 1/1/03 to 12/31/03                                         $0.740                $0.931               6,860

         From 1/1/04 to 12/31/04                                         $0.931                $0.963               5,704


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
==================================================================================================================================
         From 8/15/00* to 12/31/00                                       $1.000                $0.629               6,610
         From 1/1/01 to 12/31/01                                         $0.629                $0.416              10,106
         From 1/1/02 to 12/31/02                                         $0.416                $0.256               8,585
         From 1/1/03 to 12/31/03                                         $0.256                $0.377              13,035

         From 1/1/04 to 12/31/04                                         $0.377                $0.409               6,334


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
==================================================================================================================================
         From 3/3/98* to 12/31/98                                        $1.000                $0.877               4,559
         From 1/1/99 to 12/31/99                                         $0.877                $0.777               4,324
         From 1/1/00 to 12/31/00                                         $0.777                $0.897               5,940
         From 1/1/01 to 12/31/01                                         $0.897                $1.090              12,332
         From 1/1/02 to 12/31/02                                         $1.090                $0.984              12,174
         From 1/1/03 to 12/31/03                                         $0.984                $1.370              10,009

         From 1/1/04 to 12/31/04                                         $1.370                $1.629               9,341


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
==================================================================================================================================
         From 11/20/00* to 12/31/00                                      $1.000                $1.063               2,379
         From 1/1/01 to 12/31/01                                         $1.063                $1.215               5,110
         From 1/1/02 to 12/31/02                                         $1.215                $1.098               5,629
         From 1/1/03 to 12/31/03                                         $1.098                $1.559               4,441

         From 1/1/04 to 12/31/04                                         $1.559                $1.889               3,959


PHOENIX-SENECA MID-CAP GROWTH
==================================================================================================================================
         From 3/3/98* to 12/31/98                                        $1.000                $1.205               3,535
         From 1/1/99 to 12/31/99                                         $1.205                $1.733               5,256
         From 1/1/00 to 12/31/00                                         $1.733                $1.947              11,724
         From 1/1/01 to 12/31/01                                         $1.947                $1.440              11,318
         From 1/1/02 to 12/31/02                                         $1.440                $0.960               9,612
         From 1/1/03 to 12/31/03                                         $0.960                $1.221               8,052

         From 1/1/04 to 12/31/04                                         $1.221                $1.287               6,173


PHOENIX-SENECA STRATEGIC THEME
==================================================================================================================================
         From 1/29/96* to 12/31/96                                       $1.000                $1.091              17,311
         From 1/1/97 to 12/31/97                                         $1.091                $1.262              23,027
         From 1/1/98 to 12/31/98                                         $1.262                $1.804              21,470
         From 1/1/99 to 12/31/99                                         $1.804                $2.762              25,471
         From 1/1/00 to 12/31/00                                         $2.762                $2.415              28,996
         From 1/1/01 to 12/31/01                                         $2.415                $1.732              23,731
         From 1/1/02 to 12/31/02                                         $1.732                $1.112              16,508
         From 1/1/03 to 12/31/03                                         $1.112                $1.507              13,951

         From 1/1/04 to 12/31/04                                         $1.507                $1.569               9,945


*Date subaccount began operations.

                                                                       SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                         SUBACCOUNT                                BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. CAPITAL APPRECIATION FUND
==================================================================================================================================
         From 5/3/01* to 12/31/01                                        $1.000                $0.865                  99
         From 1/1/02 to 12/31/02                                         $0.865                $0.646                 485
         From 1/1/03 to 12/31/03                                         $0.646                $0.826               1,139

         From 1/1/04 to 12/31/04                                         $0.826                $0.870               1,272

AIM V.I. MID CAP CORE EQUITY
==================================================================================================================================
         From 1/1/04 to 12/31/04                                         $1.184                $1.016               5,224


AIM V.I. PREMIER EQUITY FUND
==================================================================================================================================
         From 4/12/01* to 12/31/01                                       $1.000                $0.973               1,384
         From 1/1/02 to 12/31/02                                         $0.973                $0.670               2,660
         From 1/1/03 to 12/31/03                                         $0.670                $0.827               1,961

         From 1/1/04 to 12/31/04                                         $0.827                $0.864               1,418


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
==================================================================================================================================
         From 6/13/00* to 12/31/00                                       $1.000                $0.778               2,174
         From 1/1/01 to 12/31/01                                         $0.778                $0.646               3,548
         From 1/1/02 to 12/31/02                                         $0.646                $0.422               4,723
         From 1/1/03 to 12/31/03                                         $0.422                $0.561               6,335

         From 1/1/04 to 12/31/04                                         $0.561                $0.599               5,029


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
==================================================================================================================================
         From 12/15/99* to 12/31/99                                      $1.000                $0.994               1,802
         From 1/1/00 to 12/31/00                                         $0.994                $1.089               2,176
         From 1/1/01 to 12/31/01                                         $1.089                $1.151               8,844
         From 1/1/02 to 12/31/02                                         $1.151                $1.239              17,388
         From 1/1/03 to 12/31/03                                         $1.239                $1.253              10,957

         From 1/1/04 to 12/31/04                                         $1.253                $1.282               8,358


FEDERATED HIGH INCOME BOND FUND II
==================================================================================================================================
         From 12/15/99* to 12/31/99                                      $1.000                $1.007                 161
         From 1/1/00 to 12/31/00                                         $1.007                $0.905               1,288
         From 1/1/01 to 12/31/01                                         $0.905                $0.906               2,813
         From 1/1/02 to 12/31/02                                         $0.906                $0.907               3,119
         From 1/1/03 to 12/31/03                                         $0.907                $1.095               4,144

         From 1/1/04 to 12/31/04                                         $1.095                $1.194               2,568


VIP CONTRAFUND(R) PORTFOLIO
==================================================================================================================================
         From 6/20/00* to 12/31/00                                       $1.000                $0.925               1,612
         From 1/1/01 to 12/31/01                                         $0.925                $0.801               3,390
         From 1/1/02 to 12/31/02                                         $0.801                $0.716               8,080
         From 1/1/03 to 12/31/03                                         $0.716                $0.908               9,222

         From 1/1/04 to 12/31/04                                         $0.908                $1.034              10,682


VIP GROWTH OPPORTUNITIES PORTFOLIO
==================================================================================================================================
         From 6/21/00* to 12/31/00                                       $1.000                $0.833                 339
         From 1/1/01 to 12/31/01                                         $0.833                $0.704                 920
         From 1/1/02 to 12/31/02                                         $0.704                $0.543               1,084
         From 1/1/03 to 12/31/03                                         $0.543                $0.695                 998

         From 1/1/04 to 12/31/04                                         $0.695                $0.735               1,104


*Date subaccount began operations.

                                                                       SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                         SUBACCOUNT                                BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------

VIP GROWTH PORTFOLIO
==================================================================================================================================
         From 6/16/00* to 12/31/00                                       $1.000                $0.849               1,819
         From 1/1/01 to 12/31/01                                         $0.849                $0.690               4,743
         From 1/1/02 to 12/31/02                                         $0.690                $0.475               7,683
         From 1/1/03 to 12/31/03                                         $0.475                $0.623               7,751

         From 1/1/04 to 12/31/04                                         $0.623                $0.636               7,398


MUTUAL SHARES SECURITIES FUND
==================================================================================================================================
         From 11/11/98* to 12/31/98                                      $1.000                $1.015                 124
         From 1/1/99 to 12/31/99                                         $1.015                $1.095                 399
         From 1/1/00 to 12/31/00                                         $1.095                $1.216                 594
         From 1/1/01 to 12/31/01                                         $1.216                $1.286               3,338
         From 1/1/02 to 12/31/02                                         $1.286                $1.120               3,987
         From 1/1/03 to 12/31/03                                         $1.120                $1.384               3,721

         From 1/1/04 to 12/31/04                                         $1.384                $1.539               3,694


TEMPLETON DEVELOPING MARKETS SECURITIES FUND
==================================================================================================================================
         From 5/1/97* to 12/31/97                                        $1.000                $0.666               4,166
         From 1/1/98 to 12/31/98                                         $0.666                $0.520               4,248
         From 1/1/99 to 12/31/99                                         $0.520                $0.787               5,109
         From 1/1/00 to 12/31/00                                         $0.787                $0.528               3,859
         From 1/1/01 to 12/31/01                                         $0.528                $0.479               3,008
         From 1/1/02 to 12/31/02                                         $0.479                $0.473               2,149
         From 1/1/03 to 12/31/03                                         $0.473                $0.714               1,680

         From 1/1/04 to 12/31/04                                         $0.714                $0.879               1,337


TEMPLETON FOREIGN SECURITIES FUND
==================================================================================================================================
         From 5/5/97* to 12/31/97                                        $1.000                $1.076               6,907
         From 1/1/98 to 12/31/98                                         $1.076                $1.159               7,109
         From 1/1/99 to 12/31/99                                         $1.159                $1.410               6,232
         From 1/1/00 to 12/31/00                                         $1.410                $1.360               5,543
         From 1/1/01 to 12/31/01                                         $1.360                $1.128               5,378
         From 1/1/02 to 12/31/02                                         $1.128                $0.907               5,417
         From 1/1/03 to 12/31/03                                         $0.907                $1.184               4,816

         From 1/1/04 to 12/31/04                                         $1.184                $1.386               3,569


TEMPLETON GLOBAL ASSET ALLOCATION FUND
==================================================================================================================================
         From 5/2/97* to 12/31/97                                        $1.000                $1.076               4,254
         From 1/1/98 to 12/31/98                                         $1.076                $1.128               4,579
         From 1/1/99 to 12/31/99                                         $1.128                $1.365               3,646
         From 1/1/00 to 12/31/00                                         $1.365                $1.349               3,571
         From 1/1/01 to 12/31/01                                         $1.349                $1.199               3,027
         From 1/1/02 to 12/31/02                                         $1.199                $1.132               2,414
         From 1/1/03 to 12/31/03                                         $1.132                $1.475               2,029

         From 1/1/04 to 12/31/04                                         $1.475                $1.686               1,493



*Date subaccount began operations.

                                                                       SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                         SUBACCOUNT                                BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH SECURITIES FUND
==================================================================================================================================
         From 5/1/97* to 12/31/97                                        $1.000                $1.062               7,841
         From 1/1/98 to 12/31/98                                         $1.062                $1.059               7,999
         From 1/1/99 to 12/31/99                                         $1.059                $1.348               5,173
         From 1/1/00 to 12/31/00                                         $1.348                $1.427               4,624
         From 1/1/01 to 12/31/01                                         $1.427                $1.390               4,934
         From 1/1/02 to 12/31/02                                         $1.390                $1.119               5,729
         From 1/1/03 to 12/31/03                                         $1.119                $1.460               5,564

         From 1/1/04 to 12/31/04                                         $1.460                $1.673               5,408


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
==================================================================================================================================
         From 6/2/03* to 12/31/03                                        $1.000                $1.153                 610

         From 1/1/04 to 12/31/04                                         $1.153                $1.260                 314


SCUDDER VIT EAFE(R) EQUITY INDEX FUND
==================================================================================================================================
         From 8/5/99* to 12/31/99                                        $1.000                $1.216                 173
         From 1/1/00 to 12/31/00                                         $1.216                $1.000               1,045
         From 1/1/01 to 12/31/01                                         $1.000                $0.744               1,335
         From 1/1/02 to 12/31/02                                         $0.744                $0.576               1,179
         From 1/1/03 to 12/31/03                                         $0.576                $0.759               1,383

         From 1/1/04 to 12/31/04                                         $0.759                $0.892               1,376


SCUDDER VIT EQUITY 500 INDEX FUND
==================================================================================================================================
         From 11/23/01* to 12/31/01                                      $1.000                $1.054                 152
         From 1/1/02 to 12/31/02                                         $1.054                $0.816               3,099
         From 1/1/03 to 12/31/03                                         $0.816                $1.033               5,702

         From 1/1/04 to 12/31/04                                         $1.033                $1.128               5,787


TECHNOLOGY PORTFOLIO
==================================================================================================================================
         From 12/20/99* to 12/31/99                                      $1.000                $1.074                 183
         From 1/1/00 to 12/31/00                                         $1.074                $0.811              16,662
         From 1/1/01 to 12/31/01                                         $0.811                $0.409              15,582
         From 1/1/02 to 12/31/02                                         $0.409                $0.206              13,250
         From 1/1/03 to 12/31/03                                         $0.026                $0.301              12,776

         From 1/1/04 to 12/31/04                                         $0.301                $0.292               8,273


WANGER INTERNATIONAL SELECT
==================================================================================================================================
         From 2/1/99* to 12/31/99                                        $1.000                $1.819               1,308
         From 1/1/00 to 12/31/00                                         $1.819                $1.768               2,242
         From 1/1/01 to 12/31/01                                         $1.768                $1.281               2,343
         From 1/1/02 to 12/31/02                                         $1.281                $1.072               1,988
         From 1/1/03 to 12/31/03                                         $1.072                $1.495               2,040

         From 1/1/04 to 12/31/04                                         $1.495                $1.835               2,057


*Date subaccount began operations.

                                                                       SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                         SUBACCOUNT                                BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP
==================================================================================================================================
         From 5/1/95* to 12/31/95                                        $1.000                $1.335               7,738
         From 1/1/96 to 12/31/96                                         $1.335                $1.740              37,820
         From 1/1/97 to 12/31/97                                         $1.740                $1.693              47,318
         From 1/1/98 to 12/31/98                                         $1.693                $1.946              40,116
         From 1/1/99 to 12/31/99                                         $1.946                $4.353              34,351
         From 1/1/00 to 12/31/00                                         $4.353                $3.097              30,744
         From 1/1/01 to 12/31/01                                         $3.097                $2.411              25,932
         From 1/1/02 to 12/31/02                                         $2.411                $2.051              20,977
         From 1/1/03 to 12/31/03                                         $2.051                $3.016              17,661

         From 1/1/04 to 12/31/04                                         $3.016                $3.879              14,324


WANGER SELECT
==================================================================================================================================
         From 2/1/99* to 12/31/99                                        $1.000                $1.328               1,976
         From 1/1/00 to 12/31/00                                         $1.328                $1.436               2,560
         From 1/1/01 to 12/31/01                                         $1.436                $1.547               2,724
         From 1/1/02 to 12/31/02                                         $1.547                $1.411               2,764
         From 1/1/03 to 12/31/03                                         $1.411                $1.821               2,853

         From 1/1/04 to 12/31/04                                         $1.821                $2.146               2,658


WANGER U.S. SMALLER COMPANIES
==================================================================================================================================
         From 5/1/95* to 12/31/95                                        $1.000                $1.156              17,039
         From 1/1/96 to 12/31/96                                         $1.156                $1.674              58,623
         From 1/1/97 to 12/31/97                                         $1.674                $2.139              83,070
         From 1/1/98 to 12/31/98                                         $2.139                $2.297              77,960
         From 1/1/99 to 12/31/99                                         $2.297                $2.837              62,519
         From 1/1/00 to 12/31/00                                         $2.837                $2.573              55,246
         From 1/1/01 to 12/31/01                                         $2.573                $2.830              47,609
         From 1/1/02 to 12/31/02                                         $2.830                $2.325              38,086
         From 1/1/03 to 12/31/03                                         $2.325                $3.288              30,881

         From 1/1/04 to 12/31/04                                         $3.288                $3.842              23,785


*Date subaccount began operations.

BIG EDGE CHOICE(R) FOR NEW YORK CONTRACTS

                                                                       SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                         SUBACCOUNT                                BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
==================================================================================================================================
         From 6/17/98* to 12/31/98                                        $1.000               $1.015               1,504
         From 1/1/99 to 12/31/99                                          $1.015               $1.297               2,753
         From 1/1/00 to 12/31/00                                          $1.015               $1.077               4,407
         From 1/1/01 to 12/31/01                                          $1.077               $0.807               4.525
         From 1/1/02 to 12/31/02                                          $0.807               $0.678               3,548
         From 1/1/03 to 12/31/03                                          $0.678               $0.881               3,802

From 1/1/04 to 12/31/04                                                   $0.881               $1.050               3,257

PHOENIX-AIM GROWTH

==================================================================================================================================
         From 1/4/00* to 12/31/00                                         $1.000               $0.911               2,702
         From 1/1/01 to 12/21/01                                          $0.911               $0.684               3,384
         From 1/1/02 to 12/31/02                                          $0.684               $0.480               3,746
         From 1/1/03 to 12/31/03                                          $0.480               $0.572               3,661

         From 1/1/04 to 12/31/04                                          $0.572               $0.588               3,008

PHOENIX-ALGER SMALL-CAP GROWTH

==================================================================================================================================

         From 5/12/03* to 12/31/03                                        $1.000                $1.517                 17
         From 1/1/04 to 12/31/04                                          $1.517                $1.528                 25


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
==================================================================================================================================
         From 5/13/98* to 12/31/98                                        $1.000               $1.108                 920
         From 1/1/99 to 12/31/99                                          $1.108               $1.299               2,055
         From 1/1/00 to 12/31/00                                          $1.299               $1.134               2,609
         From 1/1/01 to 12/31/01                                          $1.134               $0.986               2,593
         From 1/1/02 to 12/31/02                                          $0.986               $0.742               2,212
         From 1/1/03 to 12/31/03                                          $0.742               $0.924               1,951

         From 1/1/04 to 12/31/04                                          $0.924                $1.000              1,898


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
==================================================================================================================================
         From 6/9/98* to 12/31/98                                         $1.000                $0.849                125
         From 1/1/99 to 12/31/99                                          $0.849                $0.877                117
         From 1/1/00 to 12/31/00                                          $0.877                $1.132                312
         From 1/1/01 to 12/31/01                                          $1.132                $1.190                344
         From 1/1/02 to 12/31/02                                          $1.190                $1.315                352
         From 1/1/03 to 12/31/03                                          $1.315                $1.794                431

         From 1/1/04 to 12/31/04                                          $1.794                $2.383                602


PHOENIX-ENGEMANN CAPITAL GROWTH
==================================================================================================================================
         From 5/14/98* to 12/31/98                                        $1.000                $1.127              9,416
         From 1/1/99 to 12/31/99                                          $1.127                $1.442             19,890
         From 1/1/00 to 12/31/00                                          $1.442                $1.169             25,577
         From 1/1/01 to 12/31/01                                          $1.169                $0.754             25,137
         From 1/1/02 to 12/31/02                                          $0.754                $0.559             22,537
         From 1/1/03 to 12/31/03                                          $0.559                $0.698             20,981

         From 1/1/04 to 12/31/04                                          $0.698                $0.722             16,603


*Date subaccount began operations.

                                                                        SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE            UNIT VALUE         AT END OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD     END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------


PHOENIX-ENGEMANN GROWTH AND INCOME

==================================================================================================================================
         From 5/28/98* to 12/31/98                                        $1.000                $1.122               825
         From 1/1/99 to 12/31/99                                          $1.122                $1.295              3,531
         From 1/1/00 to 12/31/00                                          $1.295                $1.193              4,890
         From 1/1/01 to 12/31/01                                          $1.193                $1.081              4,982
         From 1/1/02 to 12/31/02                                          $1.081                $0.826              4,455
         From 1/1/03 to 12/31/03                                          $0.826                $1.038              4,112

         From 1/1/04 to 12/31/04                                          $1.038                $1.131              4,097

PHOENIX-ENGEMANN SMALL-CAP GROWTH

==================================================================================================================================
         From 8/15/00* to 12/31/00                                        $1.000                $0.765                 43
         From 1/1/01 to 12/31/01                                          $0.765                $0.553                 74
         From 1/1/02 to 12/31/02                                          $0.553                $0.388                 46
         From 1/1/03 to 12/31/03                                          $0.388                $0.561                102

         From 1/1/04 to 12/31/04                                          $0.561                $0.606                229

PHOENIX-ENGEMANN STRATEGIC ALLOCATION

==================================================================================================================================
         From 6/2/98* to 12/31/98                                         $1.000                $1.124              1,495
         From 1/1/99 to 12/31/99                                          $1.124                $1.233              3,590
         From 1/1/00 to 12/31/00                                          $1.233                $1.224              4,828
         From 1/1/01 to 12/31/01                                          $1.224                $1.229              4,968
         From 1/1/02 to 12/31/02                                          $1.229                $1.072              6,035
         From 1/1/03 to 12/31/03                                          $1.072                $1.267              5,497

         From 1/1/04 to 12/31/04                                          $1.267                $1.343              4,858

PHOENIX-ENGEMANN VALUE EQUITY

==================================================================================================================================
         From 6/16/98* to 12/31/98                                        $1.000                $1.089                136
         From 1/1/99 to 12/31/99                                          $1.089                $1.335                292
         From 1/1/00 to 12/31/00                                          $1.335                $1.741                747
         From 1/1/01 to 12/31/01                                          $1.741                $1.409              1,082
         From 1/1/02 to 12/31/02                                          $1.409                $1.085              1,168
         From 1/1/03 to 12/31/03                                          $1.085                $1.325                979

         From 1/1/04 to 12/31/04                                          $1.325                $1.476              1,093


PHOENIX-GOODWIN MONEY MARKET
==================================================================================================================================
         From 5/14/98* to 12/31/98                                        $1.000                $1.023              1,608
         From 1/1/99 to 12/31/99                                          $1.023                $1.058              2,200
         From 1/1/00 to 12/31/00                                          $1.058                $1.107              2,115
         From 1/1/01 to 12/31/01                                          $1.107                $1.175              3,357
         From 1/1/02 to 12/31/02                                          $1.175                $1.134              1,940
         From 1/1/03 to 12/31/03                                          $1.134                $1.126              1,361

         From 1/1/04 to 12/31/04                                          $1.126                $1.119                989


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
==================================================================================================================================
         From 5/15/98* to 12/31/98                                        $1.000                $0.932              1,578
         From 1/1/99 to 12/31/99                                          $0.932                $0.969              2,559
         From 1/1/00 to 12/31/00                                          $0.969                $1.018              3,183
         From 1/1/01 to 12/31/01                                          $1.018                $1.065              3,459
         From 1/1/02 to 12/31/02                                          $1.065                $1.156              3,179
         From 1/1/03 to 12/31/03                                          $1.156                $1.306              2,817

         From 1/1/04 to 12/31/04                                          $1.306                $1.376              3,010


*Date subaccount began operations.

                                                                        SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE            UNIT VALUE         AT END OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD     END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------

PHOENIX-KAYNE RISING DIVIDENDS
==================================================================================================================================
         From 10/2/02* to 12/31/02                                        $1.000                $0.960                 14
         From 1/1/03 to 12/31/03                                          $0.960                $1.128                144

         From 1/1/04 to 12/31/04                                          $1.128                $1.171                281



PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
==================================================================================================================================


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
==================================================================================================================================
         From 10/14/02* to 12/31/02                                       $1.000                $0.953                  3
         From 1/1/03 to 12/31/03                                          $0.953                $1.220                 89

         From 1/1/04 to 12/31/04                                          $1.220                $1.394                373


PHOENIX-NORTHERN DOW 30
==================================================================================================================================
         From 3/1/00* to 12/31/00                                         $1.000                $1.060                121
         From 1/1/01 to 12/31/01                                          $1.060                $0.983                334
         From 1/1/02 to 12/31/02                                          $0.983                $0.819                310
         From 1/1/03 to 12/31/03                                          $0.819                $1.029                413

         From 1/1/04 to 12/31/04                                          $1.029                $1.062                439


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
==================================================================================================================================
         From 9/18/00* to 12/31/00                                        $1.000                $0.576                 72
         From 1/1/01 to 12/31/01                                          $0.576                $0.380                114
         From 1/1/02 to 12/31/02                                          $0.380                $0.234                182
         From 1/1/03 to 12/31/03                                          $0.234                $0.343                152

         From 1/1/04 to 12/31/04                                          $0.343                $0.373                185


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
==================================================================================================================================
         From 5/28/98* to 12/31/98                                        $1.000                $0.885                162
         From 1/1/99 to 12/31/99                                          $0.885                $0.783                279
         From 1/1/00 to 12/31/00                                          $0.783                $0.903                382
         From 1/1/01 to 12/31/01                                          $0.903                $1.095                725
         From 1/1/02 to 12/31/02                                          $1.095                $0.988                854
         From 1/1/03 to 12/31/03                                          $0.988                $1.374                779

         From 1/1/04 to 12/31/04                                          $1.374                $1.631                954


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
==================================================================================================================================
         From 1/1/01* to 12/31/01                                         $1.000                $1.068                218
         From 1/1/02 to 12/31/02                                          $1.068                $0.963                327
         From 1/1/03 to 12/31/03                                          $0.963                $1.366                310

         From 1/1/04 to 12/31/04                                          $1.366                $1.653                440


PHOENIX-SENECA MID-CAP GROWTH
==================================================================================================================================
         From 5/28/98* to 12/31/98                                        $1.000                $1.154                203
         From 1/1/99 to 12/31/99                                          $1.154                $1.658                483
         From 1/1/00 to 12/31/00                                          $1.658                $1.861              1,245
         From 1/1/01 to 12/31/01                                          $1.861                $1.371              1,648
         From 1/1/02 to 12/31/02                                          $1.371                $0.913              1,563
         From 1/1/03 to 12/31/03                                          $0.913                $1.160              1,358

         From 1/1/04 to 12/31/04                                          $1.160                $1.221              1,183



*Date subaccount began operations.

                                                                        SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE            UNIT VALUE         AT END OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD     END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------

PHOENIX-SENECA STRATEGIC THEME
==================================================================================================================================
         From 6/16/98* to 12/31/98                                        $1.000                $1.351                148
         From 1/1/99 to 12/31/99                                          $1.351                $2.066              2,047
         From 1/1/00 to 12/31/00                                          $2.066                $1.804              3,919
         From 1/1/01 to 12/31/01                                          $1.804                $1.293              4,119
         From 1/1/02 to 12/31/02                                          $1.293                $0.829              3,171
         From 1/1/03 to 12/31/03                                          $0.829                $1.122              2,892

         From 1/1/04 to 12/31/04                                          $1.122                $1.167              2,490


AIM V.I. CAPITAL APPRECIATION FUND
==================================================================================================================================
         From 7/1/02* to 12/31/02                                         $1.000                $0.690                 15
         From 1/1/03 to 12/31/03                                          $0.690                $0.881                 66

         From 1/1/04 to 12/31/04                                          $0.881                $0.927                 69

AIM V.I. MID CAP CORE EQUITY

==================================================================================================================================
         From 4/10/02* to 12/31/02                                        $1.000                $0.934                103
         From 1/1/03 to 12/31/03                                          $0.934                $1.181                 94

         From 1/1/04 to 12/31/04                                          $1.181                $1.016                164


AIM V.I. PREMIER EQUITY FUND
==================================================================================================================================
         From 8/7/01* to 12/31/01                                          $1.000                $0.938                45
         From 8/7/02* to 12/31/02                                          $1.000                $0.645                56
         From 1/1/03 to 12/31/03                                           $0.645                $0.796                52

         From 1/1/04 to 12/31/04                                           $0.796                $0.830                 56


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
==================================================================================================================================
         From 7/6/00* to 12/31/00                                         $1.000                $0.789                167
         From 1/1/01 to 12/31/01                                          $0.789                $0.654                614
         From 1/1/02 to 12/31/02                                          $0.654                $0.427                647
         From 1/1/03 to 12/31/03                                          $0.427                $0.567                585

         From 1/1/04 to 12/31/04                                          $0.567                $0.605                553


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
==================================================================================================================================
         From 9/1/99* to 12/31/99                                         $1.000                $1.008                 33
         From 1/1/00 to 12/31/00                                          $1.008                $1.103                133
         From 1/1/01 to 12/31/01                                          $1.103                $1.165                671
         From 1/1/02 to 12/31/02                                          $1.165                $1.253              1,621
         From 1/1/03 to 12/31/03                                          $1.253                $1.265              1,156

         From 1/1/04 to 12/31/04                                          $1.265                $1.292              1,047


FEDERATED HIGH INCOME BOND FUND II
==================================================================================================================================
         From 8/6/99* to 12/31/99                                         $1.000                $1.006                 98
         From 1/1/00 to 12/31/00                                          $1.006                $0.903                148
         From 1/1/01 to 12/31/01                                          $0.903                $0.903                279
         From 1/1/02 to 12/31/02                                          $0.903                $0.903                259
         From 1/1/03 to 12/31/03                                          $0.903                $1.088                205

         From 1/1/04 to 12/31/04                                          $1.088                $1.186                205



*Date subaccount began operations.

                                                                        SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE            UNIT VALUE         AT END OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD     END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------

VIP CONTRAFUND(R) PORTFOLIO
==================================================================================================================================
         From 7/3/00* to 12/31/00                                         $1.000                $0.933                108
         From 1/1/01 to 12/31/01                                          $0.933                $0.806                553
         From 1/1/02 to 12/31/02                                          $0.806                $0.720                673
         From 1/1/03 to 12/31/03                                          $0.720                $0.911              1,027

From 1/1/04 to 12/31/04                                                   $0.911                $1.037              1,616


VIP GROWTH OPPORTUNITIES PORTFOLIO
==================================================================================================================================
         From 9/19/00* to 12/31/00                                        $1.000                $0.879                 26
         From 1/1/01 to 12/31/01                                          $0.879                $0.742                 64
         From 1/1/02 to 12/31/02                                          $0.742                $0.571                 61
         From 1/1/03 to 12/31/03                                          $0.571                $0.731                 57

From 1/1/04 to 12/31/04                                                   $0.731                $0.772                 53


VIP GROWTH PORTFOLIO
==================================================================================================================================
         From 7/6/00* to 12/31/00                                         $1.000                $0.850                227
         From 1/1/01 to 12/31/01                                          $0.850                $0.690                504
         From 1/1/02 to 12/31/02                                          $0.690                $0.475                618
         From 1/1/03 to 12/31/03                                          $0.475                $0.622                709

         From 1/1/04 to 12/31/04                                          $0.622                $0.634                843


MUTUAL SHARES SECURITIES FUND
==================================================================================================================================
         From 12/11/98* to 12/31/98                                       $1.000                $1.033                 25
         From 1/1/99 to 12/31/99                                          $1.033                $1.074                  9
         From 1/1/00 to 12/31/00                                          $1.074                $1.191                112
         From 1/1/01 to 12/31/01                                          $1.191                $1.258                235
         From 1/1/02 to 12/31/02                                          $1.258                $1.094                417
         From 1/1/03 to 12/31/03                                          $1.094                $1.350                394

         From 1/1/04 to 12/31/04                                          $1.350                $1.500                435


TEMPLETON DEVELOPING MARKETS SECURITIES FUND
==================================================================================================================================
         From 8/18/98* to 12/31/98                                        $1.000                $1.182                 22
         From 1/1/99 to 12/31/99                                          $1.182                $1.788                134
         From 1/1/00 to 12/31/00                                          $1.788                $1.198                185
         From 1/1/01 to 12/31/01                                          $1.198                $1.086                138
         From 1/1/02 to 12/31/02                                          $1.086                $1.069                 96
         From 1/1/03 to 12/31/03                                          $1.069                $1.614                 88

         From 1/1/04 to 12/31/04                                          $1.614                $1.985                 85


TEMPLETON FOREIGN SECURITIES FUND
==================================================================================================================================
         From 5/28/98* to 12/31/98                                        $1.000                $0.935                181
         From 1/1/99 to 12/31/99                                          $0.935                $1.137                321
         From 1/1/00 to 12/31/00                                          $1.137                $1.095                659
         From 1/1/01 to 12/31/01                                          $1.095                $0.907                748
         From 1/1/02 to 12/31/02                                          $0.907                $0.729                704
         From 1/1/03 to 12/31/03                                          $0.729                $0.950                638

         From 1/1/04 to 12/31/04                                          $0.950                $1.111                682



*Date subaccount began operations.

                                                                        SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE            UNIT VALUE         AT END OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD     END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL ASSET ALLOCATION FUND
==================================================================================================================================
         From 6/16/98* to 12/31/98                                        $1.000                $1.002                 48
         From 1/1/99 to 12/31/99                                          $1.002                $1.211                103
         From 1/1/00 to 12/31/00                                          $1.211                $1.195                175
         From 1/1/01 to 12/31/01                                          $1.195                $1.062                200
         From 1/1/02 to 12/31/02                                          $1.062                $1.001                161
         From 1/1/03 to 12/31/03                                          $1.001                $1.303                148

         From 1/1/04 to 12/31/04                                          $1.303                $1.487                144


TEMPLETON GROWTH SECURITIES FUND
==================================================================================================================================
         From 6/2/98* to 12/31/98                                         $1.000                $0.899                 75
         From 1/1/99 to 12/31/99                                          $0.899                $1.142                125
         From 1/1/00 to 12/31/00                                          $1.142                $1.207                197
         From 1/1/01 to 12/31/01                                          $1.207                $1.175                258
         From 1/1/02 to 12/31/02                                          $1.175                $0.945                272
         From 1/1/03 to 12/31/03                                          $0.945                $1.231                287

         From 1/1/04 to 12/31/04                                          $1.231                $1.409                335


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
==================================================================================================================================
         From 11/12/03* to 12/31/03                                       $1.000                $1.152                 .6

         From 1/1/04 to 12/31/04                                          $1.152                $1.258                 22


SCUDDER VIT EAFE(R) EQUITY INDEX FUND
==================================================================================================================================
         From 11/10/99* to 12/31/99                                       $1.000                $1.108                 44
         From 1/1/00 to 12/31/00                                          $1.108                $0.911                237
         From 1/1/01 to 12/31/01                                          $0.911                $0.677                279
         From 1/1/02 to 12/31/02                                          $0.677                $0.523                236
         From 1/1/03 to 12/31/03                                          $0.523                $0.688                230

         From 1/1/04 to 12/31/04                                          $0.688                $0.808                219


SCUDDER VIT EQUITY 500 INDEX FUND
==================================================================================================================================
         From 4/18/02* to 12/31/02                                        $1.000                $0.815                 49
         From 1/1/03 to 12/31/03                                          $0.815                $1.030                 60

         From 1/1/04 to 12/31/04                                          $1.030                $1.123                 81


TECHNOLOGY PORTFOLIO
==================================================================================================================================
         From 1/10/00* to 12/31/00                                        $1.000                $0.754              1,674
         From 1/1/01 to 12/31/01                                          $0.754                $0.381              2,372
         From 1/1/02 to 12/31/02                                          $0.381                $0.192              2,168
         From 1/1/03 to 12/31/03                                          $0.192                $0.279              2,251

         From 1/1/04 to 12/31/04                                          $0.279                $0.271              2,189


WANGER INTERNATIONAL SELECT
==================================================================================================================================
         From 2/17/99* to 12/31/99                                        $1.000                $1.840                210
         From 1/1/00 to 12/31/00                                          $1.840                $1.786                445
         From 1/1/01 to 12/31/01                                          $1.786                $1.293                487
         From 1/1/02 to 12/31/02                                          $1.293                $1.080                385
         From 1/1/03 to 12/31/03                                          $1.080                $1.504                368

         From 1/1/04 to 12/31/04                                          $1.504                $1.845                325



*Date subaccount began operations.

                                                                        SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE            UNIT VALUE         AT END OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD     END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP
==================================================================================================================================
         From 6/17/98* to 12/31/98                                        $1.000                $1.065                381
         From 1/1/99 to 12/31/99                                          $1.065                $2.380              1,214
         From 1/1/00 to 12/31/00                                          $2.380                $1.691              1,910
         From 1/1/01 to 12/31/01                                          $1.691                $1.315              1,881
         From 1/1/02 to 12/31/02                                          $1.315                $1.117              1,550
         From 1/1/03 to 12/31/03                                          $1.117                $1.641              1,446

         From 1/1/04 to 12/31/04                                          $1.641                $2.108              1,311


WANGER SELECT
==================================================================================================================================
         From 2/17/99* to 12/31/99                                        $1.000                $1.384                243
         From 1/1/00 to 12/31/00                                          $1.384                $1.494                466
         From 1/1/01 to 12/31/01                                          $1.494                $1.608                475
         From 1/1/02 to 12/31/02                                          $1.608                $1.465                328
         From 1/1/03 to 12/31/03                                          $1.465                $1.889                295

         From 1/1/04 to 12/31/04                                          $1.889                $2.222                270



WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 5/15/98* to 12/31/98                                        $1.000                $0.931              1,825
         From 1/1/99 to 12/31/99                                          $0.931                $1.149              4,017
         From 1/1/00 to 12/31/00                                          $1.149                $1.040              6,644
         From 1/1/01 to 12/31/01                                          $1.040                $1.143              6,514
         From 1/1/02 to 12/31/02                                          $1.143                $0.938              5,440
         From 1/1/03 to 12/31/03                                          $0.938                $1.325              4,856

         From 1/1/04 to 12/31/04                                          $1.325                $1.546              4,437



*Date subaccount began operations.

BIG EDGE CONTRACTS

                                                                        SUBACCOUNT
                                                                        UNIT VALUE           SUBACCOUNT        UNITS OUTSTANDING
                                                                       BEGINNING OF          UNIT VALUE         AT END OF PERIOD
                            SUBACCOUNT                                    PERIOD           END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
==================================================================================================================================
         From 1/1/94 to 12/31/94                                         $1.280               $1.268                5,926
         From 1/1/95 to 12/31/95                                         $1.268               $1.376                3,762
         From 1/1/96 to 12/31/96                                         $1.376               $1.616                3,337
         From 1/1/97 to 12/31/97                                         $1.616               $1.793                2,998
         From 1/1/98 to 12/31/98                                         $1.793               $2.271                2,641
         From 1/1/99 to 12/31/99                                         $2.271               $2.911                2,159
         From 1/1/00 to 12/31/00                                         $2.911               $2.427                1,732
         From 1/1/01 to 12/31/01                                         $2.427               $1.825                1,303
         From 1/1/02 to 12/31/02                                         $1.825               $1.539                1,059
         From 1/1/03 to 12/31/03                                         $1.539               $2.009                  738

         From 1/1/04 to 12/31/04                                         $2.009               $2.402                  672

PHOENIX-AIM GROWTH

==================================================================================================================================
         From 12/28/99* to 12/31/99                                      $1.000               $1.012                   62
         From 2/24/00* to 12/31/00                                       $1.012               $0.890                1,574
         From 1/1/01 to 12/31/01                                         $0.890               $0.671                1,314
         From 1/1/02 to 12/31/02                                         $0.671               $0.473                  813
         From 1/1/03 to 12/31/03                                         $0.473               $0.566                  537

         From 1/1/04 to 12/31/04                                         $0.566               $0.583                  297

PHOENIX-ALGER SMALL-CAP GROWTH

==================================================================================================================================
         From 10/29/03* to 12/31/03                                      $1.000               $1.525                   20

         From 1/1/04 to 12/31/04                                         $1.525               $1.542                    9


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
==================================================================================================================================
         From 7/15/97* to 12/31/97                                       $1.000               $1.020                  600
         From 1/1/98 to 12/31/98                                         $1.020               $1.330                1,139
         From 1/1/99 to 12/31/99                                         $1.330               $1.565                1,082
         From 1/1/00 to 12/31/00                                         $1.565               $1.371                1,105
         From 1/1/01 to 12/31/01                                         $1.371               $1.196                1,047
         From 1/1/02 to 12/31/02                                         $1.196               $0.904                  735
         From 1/1/03 to 12/31/03                                         $0.904               $1.129                  535

         From 1/1/04 to 12/31/04                                         $1.129               $1.228                  249


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
==================================================================================================================================
         From 5/1/95* to 12/31/95                                        $1.000               $1.155                  34
         From 1/1/96 to 12/31/96                                         $1.155               $1.523                  189
         From 1/1/97 to 12/31/97                                         $1.523               $1.840                  405
         From 1/1/98 to 12/31/98                                         $1.840               $1.436                  282
         From 1/1/99 to 12/31/99                                         $1.436               $1.489                  128
         From 1/1/00 to 12/31/00                                         $1.489               $1.929                  221
         From 1/1/01 to 12/31/01                                         $1.929               $2.036                   98
         From 1/1/02 to 12/31/02                                         $2.036               $2.259                  282
         From 1/1/03 to 12/31/03                                         $2.259               $3.092                  242

         From 1/1/04 to 12/31/04                                         $3.092               $4.123                  210


*Date subaccount began operations.

                                                                        SUBACCOUNT
                                                                        UNIT VALUE           SUBACCOUNT        UNITS OUTSTANDING
                                                                       BEGINNING OF          UNIT VALUE         AT END OF PERIOD
                            SUBACCOUNT                                    PERIOD           END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ENGEMANN CAPITAL GROWTH
==================================================================================================================================
         From 1/1/94 to 12/31/94                                         $6.355               $6.384                8,351
         From 1/1/95 to 12/31/95                                         $6.384               $8.274                8,153
         From 1/1/96 to 12/31/96                                         $8.274               $9.222                7,215
         From 1/1/97 to 12/31/97                                         $9.222              $11.056                6,273
         From 1/1/98 to 12/31/98                                         $11.056             $14.232                5,404
         From 1/1/99 to 12/31/99                                         $14.232             $18.273                4,718
         From 1/1/00 to 12/31/00                                         $18.273             $14.874                3,895
         From 1/1/01 to 12/31/01                                         $14.874              $9.632                3,055
         From 1/1/02 to 12/31/02                                         $9.632               $7.170                2,154
         From 1/1/03 to 12/31/03                                         $7.170               $8.979                1,956

         From 1/1/04 to 12/31/04                                         $8.979               $9.331                1,689

PHOENIX-ENGEMANN GROWTH AND INCOME

==================================================================================================================================
         From 3/4/98* to 12/31/98                                        $1.000               $1.195                 429
         From 1/1/99 to 12/31/99                                         $1.195               $1.384                1,146
         From 1/1/00 to 12/31/00                                         $1.384               $1.280                 780
         From 1/1/01 to 12/31/01                                         $1.280               $1.163                 735
         From 1/1/02 to 12/31/02                                         $1.163               $0.892                 456
         From 1/1/03 to 12/31/03                                         $0.892               $1.126                 543

         From 1/1/04 to 12/31/04                                         $1.126               $1.232                 897

PHOENIX-ENGEMANN SMALL-CAP GROWTH

==================================================================================================================================
         From 7/7/00* to 12/31/00                                        $1.000               $0.757                  218
         From 1/1/01 to 12/31/01                                         $0.757               $0.549                  150
         From 1/1/02 to 12/31/02                                         $0.549               $0.387                  175
         From 1/1/03 to 12/31/03                                         $0.387               $0.561                  448


         From 1/1/04 to 12/31/04                                         $0.561               $0.609                  295

PHOENIX-ENGEMANN STRATEGIC ALLOCATION

==================================================================================================================================
         From 1/1/94 to 12/31/94                                         $3.082               $3.009               19,981
         From 1/1/95 to 12/31/95                                         $3.009               $3.521               18,038
         From 1/1/96 to 12/31/96                                         $3.521               $3.801               15,341
         From 1/1/97 to 12/31/97                                         $3.801               $4.544               13,378
         From 1/1/98 to 12/31/98                                         $4.544               $5.435               11,665
         From 1/1/99 to 12/31/99                                         $5.435               $5.987               10,148
         From 1/1/00 to 12/31/00                                         $5.987               $5.963                8,681
         From 1/1/01 to 12/31/01                                         $5.963               $6.013                7,478
         From 1/1/02 to 12/31/02                                         $6.013               $5.263                6,730
         From 1/1/03 to 12/31/03                                         $5.263               $6.246                5,950

         From 1/1/04 to 12/31/04                                         $6.246               $6.645                4,931

PHOENIX-ENGEMANN VALUE EQUITY

==================================================================================================================================
         From 5/21/98* to 12/31/98                                       $1.000               $1.040                   31
         From 1/1/99 to 12/31/99                                         $1.040               $1.280                   58
         From 1/1/00 to 12/31/00                                         $1.280               $1.675                  298
         From 1/1/01 to 12/31/01                                         $1.675               $1.361                  460
         From 1/1/02 to 12/31/02                                         $1.361               $1.052                  505
         From 1/1/03 to 12/31/03                                         $1.052               $1.290                  274

         From 1/1/04 to 12/31/04                                         $1.290               $1.442                  399



*Date subaccount began operations.

                                                                        SUBACCOUNT
                                                                        UNIT VALUE           SUBACCOUNT        UNITS OUTSTANDING
                                                                       BEGINNING OF          UNIT VALUE         AT END OF PERIOD
                            SUBACCOUNT                                    PERIOD           END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------

PHOENIX-GOODWIN MONEY MARKET
==================================================================================================================================
         From 1/1/94 to 12/31/94                                         $1.901               $1.954                4,649
         From 1/1/95 to 12/31/95                                         $1.954               $2.045                3,457
         From 1/1/96 to 12/31/96                                         $2.045               $2.126                3,460
         From 1/1/97 to 12/31/97                                         $2.126               $2.214                2,264
         From 1/1/98 to 12/31/98                                         $2.214               $2.304                2,845
         From 1/1/99 to 12/31/99                                         $2.304               $2.391                3,253
         From 1/1/00 to 12/31/00                                         $2.391               $2.510                1,638
         From 1/1/01 to 12/31/01                                         $2.510               $2.580                2,017
         From 1/1/02 to 12/31/02                                         $2.580               $2.591                1,949
         From 1/1/03 to 12/31/03                                         $2.591               $2.582                  845

         From 1/1/04 to 12/31/04                                         $2.582               $2.577                  625


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
==================================================================================================================================
         From 1/1/94 to 12/31/94                                         $2.953               $2.763                4,839
         From 1/1/95 to 12/31/95                                         $2.763               $3.379                4,418
         From 1/1/96 to 12/31/96                                         $3.379               $3.761                4,114
         From 1/1/97 to 12/31/97                                         $3.761               $4.143                3,556
         From 1/1/98 to 12/31/98                                         $4.143               $3.925                2,315
         From 1/1/99 to 12/31/99                                         $3.925               $4.098                1,723
         From 1/1/00 to 12/31/00                                         $4.098               $4.321                1,542
         From 1/1/01 to 12/31/01                                         $4.321               $4.538                1,284
         From 1/1/02 to 12/31/02                                         $4.538               $4.941                1,168
         From 1/1/03 to 12/31/03                                         $4.941               $5.605                  913

         From 1/1/04 to 12/31/04                                         $5.605               $5.928                  677

GOODWIN MULTI-SECTOR SHORT TERM BOND
==================================================================================================================================
         From 1/1/04 to 12/31/04                                         $1.000               $1.046                   79


PHOENIX-KAYNE RISING DIVIDENDS
==================================================================================================================================
         From 10/2/02* to 12/31/02                                       $1.000               $0.962                   15
         From 1/1/03 to 12/31/03                                         $0.962               $1.134                   23

         From 1/1/04 to 12/31/04                                         $1.134               $1.182                   20


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
==================================================================================================================================
         From 10/7/03* to 12/31/03                                       $1.000               $1.198                    7

         From 1/1/04 to 12/31/04                                         $1.198               $1.491                   23


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
==================================================================================================================================
         From 10/29/03* to 12/31/03                                      $1.000               $1.226                    3

         From 1/1/04 to 12/31/04                                         $1.226               $1.406                   30


PHOENIX-NORTHERN DOW 30
==================================================================================================================================
          From 1/30/01* to 12/31/01*                                     $1.000               $0.938                  214
          From 1/1/02 to 12/31/02                                        $0.938               $0.785                  246
          From 1/1/03 to 12/31/03                                        $0.785               $0.990                  220

From 1/1/04 to 12/31/04                                                  $0.990               $1.026                   27


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
==================================================================================================================================
         From 8/30/00* to 12/31/00                                       $1.000               $0.635                   98
         From 1/1/01 to 12/31/01                                         $0.635               $0.421                  148
         From 1/1/02 to 12/31/02                                         $0.421               $0.260                  152
         From 1/1/03 to 12/31/03                                         $0.260               $0.383                1,072

         From 1/1/04 to 12/31/04                                         $0.383               $0.417                1,417


*Date subaccount began operations.

                                                                        SUBACCOUNT
                                                                        UNIT VALUE           SUBACCOUNT        UNITS OUTSTANDING
                                                                       BEGINNING OF          UNIT VALUE         AT END OF PERIOD
                            SUBACCOUNT                                    PERIOD           END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
==================================================================================================================================
         From 3/17/98* to 12/31/98                                       $1.000               $0.858                   96
         From 1/1/99 to 12/31/99                                         $0.858               $0.763                   56
         From 1/1/00 to 12/31/00                                         $0.763               $0.883                  117
         From 1/1/01 to 12/31/01                                         $0.883               $1.075                  392
         From 1/1/02 to 12/31/02                                         $1.075               $0.973                  900
         From 1/1/03 to 12/31/03                                         $0.973               $1.358                  700

         From 1/1/04 to 12/31/04                                         $1.358               $1.619                  581


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
==================================================================================================================================
         From 2/20/01* to 12/31/01                                       $1.000               $1.085                  143
         From 1/1/02 to 12/31/02                                         $1.085               $0.982                  510
         From 1/1/03 to 12/31/03                                         $0.982               $1.399                  416

         From 1/1/04 to 12/31/04                                         $1.399               $1.699                  276


PHOENIX-SENECA MID-CAP GROWTH
==================================================================================================================================
         From 4/16/98* to 12/31/98                                       $1.000               $1.088                   43
         From 1/1/99 to 12/31/99                                         $1.088               $1.568                  199
         From 1/1/00 to 12/31/00                                         $1.568               $1.766                  998
         From 1/1/01 to 12/31/01                                         $1.766               $1.306                  803
         From 1/1/02 to 12/31/02                                         $1.306               $0.873                  684
         From 1/1/03 to 12/31/03                                         $0.873               $1.113                  346

         From 1/1/04 to 12/31/04                                         $1.113               $1.176                  189


PHOENIX-SENECA STRATEGIC THEME
==================================================================================================================================
         From 1/29/96* to 12/31/96                                       $1.000               $1.086                  621
         From 1/1/97 to 12/31/97                                         $1.086               $1.260                  737
         From 1/1/98 to 12/31/98                                         $1.260               $1.805                  479
         From 1/1/99 to 12/31/99                                         $1.805               $2.770                1,023
         From 1/1/00 to 12/31/00                                         $2.770               $2.428                1,470
         From 1/1/01 to 12/31/01                                         $2.428               $1.746                1,251
         From 1/1/02 to 12/31/02                                         $1.746               $1.124                  575
         From 1/1/03 to 12/31/03                                         $1.124               $1.527                  534

         From 1/1/04 to 12/31/04                                         $1.527               $1.594                  371


AIM V.I. CAPITAL APPRECIATION FUND
==================================================================================================================================
         From 8/2/01* to 12/31/01                                        $1.000               $0.927                    3
         From 1/1/02 to 12/31/02                                         $0.927               $0.694                   20
         From 1/1/03 to 12/31/03                                         $0.694               $0.890                   62


         From 1/1/04 to 12/31/04                                         $0.890               $0.939                  137

AIM V.I. MID CAP CORE EQUITY

==================================================================================================================================
         From 1/30/02* to 12/31/02                                       $1.000               $0.938                   60
         From 1/1/03 to 12/31/03                                         $0.938               $1.191                   60

         From 1/1/04 to 12/31/04                                         $1.191               $1.017                   65


AIM V.I. PREMIER EQUITY FUND
==================================================================================================================================
         From 5/8/01* to 12/31/01                                        $1.000               $0.892                   52
         From 1/1/02 to 12/31/02                                         $0.892               $0.616                   64
         From 1/1/03 to 12/31/03                                         $0.616               $0.762                   75

         From 1/1/04 to 12/31/04                                         $0.762               $0.798                   76


*Date subaccount began operations.

                                                                        SUBACCOUNT
                                                                        UNIT VALUE           SUBACCOUNT        UNITS OUTSTANDING
                                                                       BEGINNING OF          UNIT VALUE         AT END OF PERIOD
                            SUBACCOUNT                                    PERIOD           END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
==================================================================================================================================
         From 6/20/00* to 12/31/00                                       $1.000               $0.742                  267
         From 1/1/01 to 12/31/01                                         $0.742               $0.618                  319
         From 1/1/02 to 12/31/02                                         $0.618               $0.404                  343
         From 1/1/03 to 12/31/03                                         $0.404               $0.539                  542

         From 1/1/04 to 12/31/04                                         $0.539               $0.578                  185


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
==================================================================================================================================
         From 2/8/00 to 12/31/00                                         $1.000               $1.102                  47
         From 1/1/01 to 12/31/01                                         $1.102               $1.168                  243
         From 1/1/02 to 12/31/02                                         $1.168               $1.261                  762
         From 1/1/03 to 12/31/03                                         $1.261               $1.278                  409

         From 1/1/04 to 12/31/04                                         $1.278               $1.311                  318


FEDERATED HIGH INCOME BOND FUND II
==================================================================================================================================
         From 3/31/00 to 12/31/00                                        $1.000               $0.936                  451
         From 1/1/01 to 12/31/01                                         $0.936               $0.939                  608
         From 1/1/02 to 12/31/02                                         $0.939               $0.943                  557
         From 1/1/03 to 12/31/03                                         $0.943               $1.141                  611

         From 1/1/04 to 12/31/04                                         $1.141               $1.248                  196


VIP CONTRAFUND(R) PORTFOLIO
==================================================================================================================================
         From 7/7/00* to 12/31/00                                        $1.000               $0.936                  141
         From 1/1/01 to 12/31/01                                         $0.936               $0.812                  144
         From 1/1/02 to 12/31/02                                         $0.812               $0.728                  391
         From 1/1/03 to 12/31/03                                         $0.728               $0.925                  488

         From 1/1/04 to 12/31/04                                         $0.925               $1.056                  494


VIP GROWTH OPPORTUNITIES PORTFOLIO
==================================================================================================================================
         From 7/7/00* to 12/31/00                                        $1.000               $0.857                   55
         From 1/1/01 to 12/31/01                                         $0.857               $0.726                   62
         From 1/1/02 to 12/31/02                                         $0.726               $0.561                   90
         From 1/1/03 to 12/31/03                                         $0.561               $0.720                   89

         From 1/1/04 to 12/31/04                                         $0.720               $0.764                   81


VIP GROWTH PORTFOLIO
==================================================================================================================================
         From 7/7/00* to 12/31/00                                        $1.000               $0.843                  216
         From 1/1/01 to 12/31/01                                         $0.843               $0.687                  307
         From 1/1/02 to 12/31/02                                         $0.687               $0.475                  304
         From 1/1/03 to 12/31/03                                         $0.475               $0.624                  237

         From 1/1/04 to 12/31/04                                         $0.624               $0.638                  253


MUTUAL SHARES SECURITIES FUND
==================================================================================================================================
         From 1/26/01* to 12/31/01                                       $1.000               $1.018                  175
         From 1/1/02 to 12/31/02                                         $1.018               $0.888                  404
         From 1/1/03 to 12/31/03                                         $0.888               $1.101                  406

         From 1/1/04 to 12/31/04                                         $1.101               $1.227                  377



*Date subaccount began operations.

                                                                        SUBACCOUNT
                                                                        UNIT VALUE           SUBACCOUNT        UNITS OUTSTANDING
                                                                       BEGINNING OF          UNIT VALUE         AT END OF PERIOD
                            SUBACCOUNT                                    PERIOD           END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
==================================================================================================================================
         From 5/15/97* to 12/31/97                                       $1.000               $0.676                  718
         From 1/1/98 to 12/31/98                                         $0.676               $0.528                  711
         From 1/1/99 to 12/31/99                                         $0.528               $0.802                  721
         From 1/1/00 to 12/31/00                                         $0.802               $0.539                  587
         From 1/1/01 to 12/31/01                                         $0.539               $0.491                  539
         From 1/1/02 to 12/31/02                                         $0.491               $0.485                  527
         From 1/1/03 to 12/31/03                                         $0.485               $0.735                  515

From 1/1/04 to 12/31/04                                                  $0.735               $0.908                  515


TEMPLETON FOREIGN SECURITIES FUND
==================================================================================================================================
         From 7/2/97* to 12/31/97                                        $1.000               $0.974                  144
         From 1/1/98 to 12/31/98                                         $0.974               $1.052                  211
         From 1/1/99 to 12/31/99                                         $1.052               $1.283                  201
         From 1/1/00 to 12/31/00                                         $1.283               $1.241                  196
         From 1/1/01 to 12/31/01                                         $1.241               $1.032                  155
         From 1/1/02 to 12/31/02                                         $1.032               $0.832                  171
         From 1/1/03 to 12/31/03                                         $0.832               $1.089                  93

         From 1/1/04 to 12/31/04                                         $1.089               $1.277                  83


TEMPLETON GLOBAL ASSET ALLOCATION FUND
==================================================================================================================================
         From 6/2/97* to 12/31/97                                        $1.000               $1.033                  152
         From 1/1/98 to 12/31/98                                         $1.033               $1.085                  131
         From 1/1/99 to 12/31/99                                         $1.085               $1.316                  128
         From 1/1/00 to 12/31/00                                         $1.316               $1.304                   69
         From 1/1/01 to 12/31/01                                         $1.304               $1.162                   17
         From 1/1/02 to 12/31/02                                         $1.162               $1.100                    6
         From 1/1/03 to 12/31/03                                         $1.100               $1.438                    6

         From 1/1/04 to 12/31/04                                         $1.438               $1.647                    6


TEMPLETON GROWTH SECURITIES FUND
==================================================================================================================================
         From 5/1/97* to 12/31/97                                        $1.000               $1.064                  116
         From 1/1/98 to 12/31/98                                         $1.064               $1.063                  123
         From 1/1/99 to 12/31/99                                         $1.063               $1.356                   48
         From 1/1/00 to 12/31/00                                         $1.356               $1.439                  125
         From 1/1/01 to 12/31/01                                         $1.439               $1.406                  144
         From 1/1/02 to 12/31/02                                         $1.406               $1.134                  170
         From 1/1/03 to 12/31/03                                         $1.134               $1.484                  160

         From 1/1/04 to 12/31/04                                         $1.484               $1.705                  167


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
==================================================================================================================================
         From 9/3/03* to 12/31/03                                        $1.000               $1.155                   26

         From 1/1/04 to 12/31/04                                         $1.155               $1.265                   40


SCUDDER VIT EAFE(R) EQUITY INDEX FUND
==================================================================================================================================
         From 9/23/99* to 12/31/99                                       $1.000               $1.177                   22
         From 1/1/00 to 12/31/00                                         $1.177               $0.971                   56
         From 1/1/01 to 12/31/01                                         $0.971               $0.724                  120
         From 1/1/02 to 12/31/02                                         $0.724               $0.562                  134
         From 1/1/03 to 12/31/03                                         $0.562               $0.742                   67

         From 1/1/04 to 12/31/04                                         $0.742               $0.875                   68


*Date subaccount began operations.

                                                                        SUBACCOUNT
                                                                        UNIT VALUE           SUBACCOUNT        UNITS OUTSTANDING
                                                                       BEGINNING OF          UNIT VALUE         AT END OF PERIOD
                            SUBACCOUNT                                    PERIOD           END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------

SCUDDER VIT EQUITY 500 INDEX FUND
==================================================================================================================================
         From 3/11/02* to 12/31/02                                       $1.000               $0.819                  299
         From 1/1/03 to 12/31/03                                         $0.819               $1.039                  630

         From 1/1/04 to 12/31/04                                         $1.039               $1.137                  332

TECHNOLOGY PORTFOLIO
==================================================================================================================================
         From 12/24/99* to 12/31/99                                      $1.000               $1.031                  163
         From 1/1/00 to 12/31/00                                         $1.031               $0.780                1,291
         From 1/1/01 to 12/31/01                                         $0.780               $0.395                1,112
         From 1/1/02 to 12/31/02                                         $0.395               $0.200                  900
         From 1/1/03 to 12/31/03                                         $0.200               $0.292                1,255

         From 1/1/04 to 12/31/04                                         $0.292               $0.284                  630


WANGER INTERNATIONAL SELECT
==================================================================================================================================
         From 6/20/00* to 12/31/00                                       $1.000               $0.996                  204
         From 1/1/01 to 12/31/01                                         $0.996               $0.724                  170
         From 1/1/02 to 12/31/02                                         $0.724               $0.607                  52
         From 1/1/03 to 12/31/03                                         $0.607               $0.849                  81

         From 1/1/04 to 12/31/04                                         $0.849               $1.045                  164


WANGER INTERNATIONAL SMALL CAP
==================================================================================================================================
         From 5/1/95* to 12/31/95                                        $1.000               $1.240                  194
         From 1/1/96 to 12/31/96                                         $1.240               $1.620                1,632
         From 1/1/97 to 12/31/97                                         $1.620               $1.581                1,630
         From 1/1/98 to 12/31/98                                         $1.581               $1.821                1,320
         From 1/1/99 to 12/31/99                                         $1.821               $4.083                1,216
         From 1/1/00 to 12/31/00                                         $4.083               $2.912                1,183
         From 1/1/01 to 12/31/01                                         $2.912               $2.273                  983
         From 1/1/02 to 12/31/02                                         $2.273               $1.939                  865
         From 1/1/03 to 12/31/03                                         $1.939               $2.858                  656

         From 1/1/04 to 12/31/04                                         $2.858               $3.685                  571


WANGER SELECT
==================================================================================================================================
         From 3/8/99* to 12/31/99                                        $1.000               $1.085                   21
         From 1/1/00 to 12/31/00                                         $1.085               $1.176                  125
         From 1/1/01 to 12/31/01                                         $1.085               $1.270                  125
         From 1/1/02 to 12/31/02                                         $1.270               $1.162                  171
         From 1/1/03 to 12/31/03                                         $1.162               $1.503                  116

         From 1/1/04 to 12/31/04                                         $1.503               $1.775                  162


WANGER U.S. SMALLER COMPANIES
==================================================================================================================================
         From 5/1/95* to 12/31/95                                        $1.000               $1.158                  460
         From 1/1/96 to 12/31/96                                         $1.158               $1.681                2,888
         From 1/1/97 to 12/31/97                                         $1.681               $2.154                3,346
         From 1/1/98 to 12/31/98                                         $2.154               $2.317                3,662
         From 1/1/99 to 12/31/99                                         $2.317               $2.870                1,825
         From 1/1/00 to 12/31/00                                         $2.870               $2.609                1,210
         From 1/1/01 to 12/31/01                                         $2.870               $2.877                  946
         From 1/1/02 to 12/31/02                                         $2.877               $2.370                  801
         From 1/1/03 to 12/31/03                                         $2.370               $3.360                  647

         From 1/1/04 to 12/31/04                                         $3.360               $3.936                  460


*Date subaccount began operations.

                                                                     [VERSION C]

                       THE PHOENIX EDGE(R)-VA FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")

PROSPECTUS                                                           MAY 1, 2005

    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond]   Phoenix-Aberdeen International Series

   [diamond]   Phoenix-AIM Growth Series
               (fka, Phoenix-MFS Investors Growth Stock Series)
   [diamond]   Phoenix-Alger Small-Cap Growth Series
               (fka, Phoenix-State Street Research Small-Cap Growth Series)

   [diamond]   Phoenix-Alliance/Bernstein Enhanced Index Series

   [diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
   [diamond]   Phoenix-Engemann Capital Growth Series

   [diamond]   Phoenix-Engemann Growth and Income Series
               (fka, Phoenix-Oakhurst Growth and Income Series)
   [diamond]   Phoenix-Engemann Small-Cap Growth Series
               (fka, Phoenix-Engemann Small & Mid-Cap Growth Series)
   [diamond]   Phoenix-Engemann Strategic Allocation Series
               (fka, Phoenix-Oakhurst Strategic Allocation Series)
   [diamond]   Phoenix-Engemann Value Equity Series
               (fka, Phoenix-Oakhurst Value Equity Series)

   [diamond]   Phoenix-Goodwin Money Market Series
   [diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
   [diamond]   Phoenix-Goodwin Multi-Sector Short Term Bond Series
   [diamond]   Phoenix-Kayne Rising Dividends Series
   [diamond]   Phoenix-Kayne Small-Cap Quality Value Series
   [diamond]   Phoenix-Lazard International Equity Select Series

   [diamond]   Phoenix-Northern Dow 30 Series
   [diamond]   Phoenix-Northern Nasdaq-100 Index(R) Series

   [diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond]   Phoenix-Seneca Mid-Cap Growth Series
   [diamond]   Phoenix-Seneca Strategic Theme Series


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   [diamond]   AIM V.I. Capital Appreciation Fund
   [diamond]   AIM V.I. Mid Cap Core Equity Fund

   [diamond]   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   [diamond]   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond]   Federated Fund for U.S. Government Securities II
   [diamond]   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   [diamond]   VIP Contrafund(R) Portfolio
   [diamond]   VIP Growth Opportunities Portfolio
   [diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond]   Mutual Shares Securities Fund
   [diamond]   Templeton Developing Markets Securities Fund *
   [diamond]   Templeton Foreign Securities Fund
   [diamond]   Templeton Global Asset Allocation Fund *
   [diamond]   Templeton Growth Securities Fund


LAZARD RETIREMENT SERIES
------------------------
   [diamond]   Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
   [diamond]   Bond-Debenture Portfolio
   [diamond]   Growth and Income Portfolio
   [diamond]   Mid-Cap Value Portfolio


THE RYDEX VARIABLE TRUST
------------------------
   [diamond]   Rydex Variable Trust Juno Fund
   [diamond]   Rydex Variable Trust Nova Fund
   [diamond]   Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
   [diamond]   Scudder VIT EAFE(R) Equity Index Fund
   [diamond]   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   [diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond]   Wanger International Select
   [diamond]   Wanger International Small Cap
   [diamond]   Wanger Select
   [diamond]   Wanger U.S. Smaller Companies

   * Not available to new investors

    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2005, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI is available on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:           [ENVELOPE]   PHOENIX LIFE INSURANCE COMPANY
                                                                  ANNUITY OPERATIONS DIVISION
                                                                  PO Box 8027
                                                                  Boston, MA 02266-8027

                                                     [TELEPHONE]  TEL. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                    Page
------------------------------------------------------------------


GLOSSARY OF SPECIAL TERMS ................................    3
SUMMARY OF EXPENSES.......................................    5
ANNUAL FUND EXPENSES......................................    7
CONTRACT SUMMARY..........................................    9
FINANCIAL HIGHLIGHTS......................................   12
PERFORMANCE HISTORY.......................................   12
THE VARIABLE ACCUMULATION ANNUITY.........................   12
PHOENIX AND THE SEPARATE ACCOUNT .........................   12
INVESTMENTS OF THE SEPARATE ACCOUNT.......................   12
GIA.......................................................   13
PURCHASE OF CONTRACTS.....................................   13
DEDUCTIONS AND CHARGES....................................   14
   Transfer Charge........................................   15
   Reduced Fees, Credits and Excess Interest..............   15
THE ACCUMULATION PERIOD...................................   16
   Accumulation Units.....................................   16
   Accumulation Unit Values...............................   16
   Internet, Interactive Voice Response and
     Telephone Transfers .................................   16
   Disruptive Trading and Market Timing...................   17
   Optional Programs and Riders...........................   18
   Surrender of Contract; Partial Withdrawals.............   21
   Lapse of Contract......................................   21
   Payment Upon Death Before Maturity Date ...............   21
THE ANNUITY PERIOD........................................   23
   Variable Accumulation Annuity Contracts................   23
   Annuity Payment Options ...............................   23
   Other Conditions.......................................   25
   Payment Upon Death After Maturity Date.................   25

VARIABLE ACCOUNT VALUATION PROCEDURES.....................   25
   Valuation Date.........................................   25
   Valuation Period.......................................   25
   Accumulation Unit Value................................   25
   Net Investment Factor..................................   26
MISCELLANEOUS PROVISIONS..................................   26
   Assignment.............................................   26
   Deferment of Payment ..................................   26
   Free Look Period.......................................   26
   Amendments to Contracts................................   26
   Substitution of Fund Shares............................   26
   Ownership of the Contract..............................   26
FEDERAL INCOME TAXES......................................   26
   Introduction...........................................   26
   Income Tax Status......................................   27
   Taxation of Annuities in General--Nonqualified Plans...   27
   Additional Considerations..............................   28
   Owner Control..........................................   29
   Diversification Standards .............................   29
   Taxation of Annuities in General--Qualified Plans......   30
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   33
SERVICING AGENT...........................................   33
STATE REGULATION..........................................   33
REPORTS...................................................   33
VOTING RIGHTS.............................................   33
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   34
LEGAL MATTERS.............................................   34
SAI TABLE OF CONTENTS.....................................   34
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - DEDUCTIONS FOR TAXES.........................  B-1
APPENDIX C - FINANCIAL HIGHLIGHTS.........................  C-1

GLOSSARY OF SPECIAL TERMS
-------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this Prospectus.

ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL ROLL-UP AMOUNT (ROLL-UP AMOUNT): In the first contract year the Annual Roll-up Amount is equal to the initial premium payment. After that, in any following contract year the Annual Roll-up Amount is equal to the Roll-up Amount at the end of the last contract year multiplied by a factor of 1.05, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the prior contract year. The Roll-up Amount may not be greater than 200% of total premium payments less adjusted partial withdrawals.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the Step-up Amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."


ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment annuity options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.


DEATH BENEFIT OPTIONS (BENEFIT OPTION, OPTION): The form of contract selected which determines the method of death benefit calculation and the amount of mortality and expense risk charge.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT: The deferred variable accumulation annuity contract described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. If no owner is named in the application, the annuitant will be the owner.


CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.


FIXED PAYMENT ANNUITY: An annuity payment option providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any subaccount.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 90th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond]  Non-qualified plans--$1,000
[diamond]  Individual Retirement Annuity--$1,000

[diamond]  Bank draft program--$25
[diamond]  Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.

SEPARATE ACCOUNT: Phoenix Life Variable Accumulation Account.

SERIES: A separate investment portfolio of a fund.

SEVEN YEAR STEP-UP AMOUNT (7-YEAR STEP-UP AMOUNT): In the first 7 contract years, the 7-year Step-up Amount equals 100% of purchase payments less adjusted partial withdrawals. In any subsequent 7-year period, the 7-year Step-up Amount is the amount that would have been paid on the prior 7th contract anniversary plus 100% of payments less adjusted partial withdrawals made since the prior 7th contract anniversary.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity payment option providing payments that varies in amounts, according to the investment experience of the selected subaccounts.

SUMMARY OF EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
   The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.
----------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of amount
    surrendered:
       Age of Payment in Complete Years 0.............     7%
       Age of Payment in Complete Years 1.............     6%
       Age of Payment in Complete Years 2.............     5%         This table describes the fees and expenses that you will
       Age of Payment in Complete Years 3.............     4%         pay at the time that you purchase the contract, surrender
       Age of Payment in Complete Years 4.............     3%         the contract or transfer value between the subaccounts.
       Age of Payment in Complete Years 5.............     2%         State premium taxes may also be deducted.
       Age of Payment in Complete Years 6.............     1%
       Age of Payment in Complete Years 7+............    None

    Transfer Charge (1)
       Current .......................................    None
       Maximum........................................    $20
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE

    Maximum(2) .......................................    $35

ENHANCED DEATH BENEFIT OPTION 1 RIDER (as a percentage
    of contract value)(3).............................    .05%

GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE(4) (as a percentage of the
    guaranteed annuitization value)...................    .60%

ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of
    average  account value)                                       These tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses.
    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM
    ------------------------------------------
    Mortality and Expense Risk Fee....................   .775%
    Daily Administrative Fee..........................   .125%
                                                         -----
    Total Annual Separate Account Expenses............   .900%

    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
    ---------------------------------------
    Mortality and Expense Risk Fee....................  1.125%
    Daily Administrative Fee..........................   .125%
                                                         -----
    Total Annual Separate Account Expenses............  1.250%

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES

                                                                  This table shows the minimum and maximum total operating
                                       Minimum     Maximum        expenses for the year ended 12/31/04, charged by the fund
                                       -------     -------        companies that you may pay periodically during the time
    Total Annual Fund Operating                                   that you own the contract. More detail concerning the
    Expenses (expenses that are                                   funds' fees and total and net fund operating expenses can
    deducted from the fund assets                                 be found after the Expense Examples and are contained in
    include management fees,                                      the fund prospectuses.
    12b-1 fees and other expenses)....  0.29%        2.68%

----------------------------------------------------------------------------------------------------------------------------------
(1)  We reserve the right to impose a transfer charge of up to $20 per transfer after the first 2 transfers in each contract year.
     See "Transfers."
(2)  This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options.
     See "Deductions and Charges."
(3)  This charge is assessed against the issue payment and each contract anniversary against the contract value. See "Deductions and Charges."
(4)  The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will be deducted annually on the contract anniversary, only if the rider is selected. See "Optional Programs and Riders."

----------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES
    If you surrender your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------


                  1 Year  3 Years  5 Years  10 Years
                  ----------------------------------
                  $1,062   $1,842   $2,633  $4,414


DEATH BENEFIT OPTION 2
----------------------


                  1 Year  3 Years  5 Years  10 Years
                  ----------------------------------
                  $1,089   $1,922   $2,762   $4,655
                                                                   These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other
    If you annuitize your contract at the end of the applicable    variable annuity contracts. These costs include contract owner
    time period, your maximum costs would be:                      transaction expenses, contract fees, separate account annual expenses, maximum rider and benefit fees, and the maximum fund
DEATH BENEFIT OPTION 1                                             fees and expenses that were charged for the year ended 12/31/04.
----------------------
                                                                   The examples assume that you invest $10,000 in the contract for
                   1 Year  3 Years  5 Years  10 Years              the time periods indicated. The examples also assume that your
                   ----------------------------------              investment has a 5% return each year and assumes the maximum
                   $1,062   $1,842   $2,166   $4,414               fees and expenses of any of the funds. Your actual costs may be higher or lower based on these assumptions.


DEATH BENEFIT OPTION 2
----------------------

                  1 Year  3 Years  5 Years  10 Years
                  ----------------------------------
                  $1,089   $1,922   $2,302   $4,655


    If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------


                  1 Year  3 Years  5 Years  10 Years
                  ----------------------------------
                   $427   $1,290    $2,166   $4,414


DEATH BENEFIT OPTION 2
----------------------


                  1 Year  3 Years  5 Years  10 Years
                  -----------------------------------
                   $456   $1,375    $2,302    $4,655



---------------------------------------------------------------------------------------------------------------------------------

  ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/04)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                           Investment       12b-1       Other Operating       Total Annual Fund
                        Series                           Management Fee      Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.30%                 1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth                                            0.75%          N/A             0.47% (3)             1.22% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth                                0.85%          N/A             0.89% (1)             1.74% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.27% (2)             0.72% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.29%                 1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.21%                 0.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income                            0.70%          N/A             0.28% (3)             0.98% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth                             0.90%          N/A             0.67% (4)             1.57% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation                         0.58%          N/A             0.20%                 0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity                                 0.70%          N/A             0.28% (3)             0.98% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.24%                 0.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.23%                 0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% (5)      N/A             0.58% (2)             1.08% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             0.75% (1)             1.45% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             1.78% (1)             2.68% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             0.40% (1)             1.30% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.56% (3)             0.91% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             0.74% (3)             1.09% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.29% (3)             1.34% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.38% (3)             1.43% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.38% (4)             1.18% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.33%                 1.08%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily waived the management fee for the period through May 31, 2004, giving an annual management fee of less than 0.50% of the series' average net assets for 2004. Without the waiver, the annual management fee rate is 0.50%. The chart below, showing net annual fund expenses, assumes the 0.50% rate for this series.
(6) The chart below shows net annual fund expenses after voluntary reimbursements by the advisor.

                                                  Net Annual Fund                                                    Net Annual Fund
                                                  ---------------                                                    ---------------
                Series             Reimbursements    Expenses               Series                    Reimbursements    Expenses
                ------             --------------    --------               ------                    --------------    --------
Phoenix-AIM Growth                    (0.22%)         1.00%      Phoenix-Kayne Small-Cap Quality Value     (1.63%)          1.05%
Phoenix-Alger Small-Cap Growth        (0.74%)         1.00%      Phoenix-Lazard International Equity
Phoenix-Alliance/Bernstein Enhanced                              Select                                    (0.25%)          1.05%
Index                                 (0.07%)         0.65%      Phoenix-Northern Dow 30                   (0.31%)          0.60%
Phoenix-Engemann Growth and Income    (0.03%)         0.95%      Phoenix-Northern Nasdaq-100 Index(R)      (0.49%)          0.60%
Phoenix-Engemann Small-Cap Growth     (0.32%)         1.25%      Phoenix-Sanford Bernstein Mid-Cap
Phoenix-Engemann Value Equity         (0.03%)         0.95%      Value                                     (0.04%)          1.30%
Phoenix-Goodwin Multi-Sector Short                               Phoenix-Sanford Bernstein
Term Bond                             (0.38%)         0.70%      Small-Cap Value                           (0.13%)          1.30%
Phoenix-Kayne Rising Dividends        (0.60%)         0.85%      Phoenix-Seneca Mid-Cap Growth             (0.03%)          1.15%

     (NOTE: Each or all of the voluntary expense reimbursements noted in the chart above may be changed or eliminated at anytime without notice.)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                Rule                                                  Fund Expenses
                                                Investment    12b-1 or      Other                     Contractual        After
                                                Management     Service    Operating    Total Annual  Reimbursements  Reimbursements
                     Series                        Fee          Fees      Expenses    Fund Expenses    & Waivers       & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.61%        N/A         0.30%         0.91%          (0.00%)         0.91%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                  0.73%        N/A         0.31%         1.04%          (0.00%)         1.04%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       0.61%        N/A         0.30%         0.91%          (0.00%)         0.91%
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%        N/A         0.12%         0.97%          (0.00%)         0.97%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                Rule                                                  Fund Expenses
                                                 Investment   12b-1 or      Other                     Contractual        After
                                                 Management    Service    Operating    Total Annual  Reimbursements  Reimbursements
                     Series                         Fee         Fees      Expenses    Fund Expenses    & Waivers       & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   0.60%        0.25% (1)   0.13%         0.98%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary       0.60%        0.25% (1)   0.14%         0.99%         ---              ---(11)
Shares
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                        0.57%        0.10%       0.11% (2)     0.78%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                 0.58%        0.10%       0.14% (2)     0.82%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                               0.58%        0.10%       0.10% (2)     0.78%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%        0.25% (4)   0.15%         1.00%        (0.00%)           1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund       1.25%        0.25%       0.29%         1.79%        (0.00%)           1.79%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  0.68%        0.25%       0.19%         1.12%        (0.05%) (5)       1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund             0.61%        0.25%       0.24%         1.10%        (0.01%) (5)       1.09%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   0.79% (3)    0.25% (4)   0.07%         1.11%        (0.00%)           1.11%
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio              0.75%        0.25%       0.37%         1.37%        (0.12%) (6)       1.25%
-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
-----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                           0.50%         N/A        0.48%         0.98%        (0.08%) (7)       0.90%
-----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                        0.50%         N/A        0.39%         0.89%        (0.00%)           0.89%
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                            0.75%         N/A        0.42%         1.17%        (0.00%)           1.17%
-----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                     0.90%         N/A        0.73%         1.63%        (0.00%)           1.63%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                     0.75%         N/A        0.71%         1.46%        (0.00%)           1.46%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund          0.90%         N/A        0.73%         1.63%        (0.00%)           1.63%
-----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund              0.45%         N/A        0.37%         0.82%        (0.17%) (8)       0.65%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                  0.20%         N/A        0.09%         0.29%        (0.00%)           0.29%
-----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                               0.80%         N/A        0.49%         1.29% (9)      ---             ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                        1.00%         N/A        0.43%         1.43%        (0.01%) (10)      1.42%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     1.17%         N/A        0.19%         1.36%        (0.16%) (10)      1.20%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                      0.95%         N/A        0.15%         1.10%        (0.10%) (10)      1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      0.92%         N/A        0.08%         1.00%        (0.01%) (10)      0.99%
-----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at anytime.
(3)  The fund administration fee is paid indirectly through the management fee.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton Money Market Fund (the Sweep Fund). This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.63% for the Templeton Foreign Securities Fund and 0.60% for the Templeton Global Asset Allocation Fund.
(6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.
(7) For the year ending December 31, 2004, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
(8) The advisor has contractually agreed, for the one-year period beginning May 1, 2005, to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets.
(9) The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the operating expense limitation of 1.15%.
(10) Management fees have been restated to reflect contractual changes to the management fee for the fund as of February 10, 2005. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004.
(11) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                   Net Annual Fund                                                   Net Annual Fund
                                                   ---------------                                                   ---------------
                Series              Reimbursements    Expenses                Series                  Reimbursements    Expenses
                ------              --------------    --------                ------                  --------------    --------
Federated Fund for U.S. Government                                 VIP Growth Opportunities Portfolio    (0.02%)          0.80%
Securities II                          (0.26%)         0.72%       VIP Growth Portfolio                  (0.03%)          0.75%
Federated High Income Bond Fund                                    Technology Portfolio                  (0.14%)          1.15%
II - Primary Shares                    (0.25%)         0.74%
VIP Contrafund(R) Portfolio            (0.02%)         0.76%

     (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated
                          at anytime without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the annuity contract.

    Certain provisions of the annuity contract described in this prospectus may differ in a particular state because of specific state requirements.


    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.


    Certain terms used throughout the prospectus have been defined and can be found in the "Glossary of Special Terms" in the front of this prospectus


OVERVIEW
    The contract offers a dynamic idea in retirement planning. It is designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying fund, while investments in the GIA provide guaranteed interest earnings subject to certain conditions. Please refer to "GIA" for a detailed discussion of the GIA.

    You also select a benefit option which is suitable in meeting your financial objectives. Each benefit option differs in the amount of mortality and expense risk charge, in how the death benefit is calculated and in the amount of contract value you may withdraw without surrender charges each contract year. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.

    For more information, see "Purchase of Contracts."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond]  You may make payments anytime until the maturity date.

[diamond]  You can vary the amount and frequency of your payments.

[diamond]  Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond]  Generally, the Minimum Initial Payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond]  Payments are invested in one or more of the subaccounts and the GIA.

[diamond]  Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in "GIA" and in "The Accumulation Period--Transfers."

[diamond]  The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond]  The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).

WITHDRAWALS
[diamond]  You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

[diamond]  Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the benefit option selected, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary). Please refer to "Deductions and Charges--Surrender Charges" for a complete description.

[diamond]  Withdrawals may be subject to the 10% penalty tax. See "Federal
           Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

[diamond]  Prior to the maturity date, contract owners who have elected the
           Guaranteed Minimum Income Benefit Rider ("GMIB"), may request partial withdrawals to be made either pro rata from all subaccounts and the GIA or from a specific investment option.

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE

[diamond]  Annual Administrative Charge--currently, $35 each year. For more information, see "Deductions and Charges."

[diamond]  No deductions are made from payments unless you elect the Enhanced
           Death Benefit Option 1 Rider.

[diamond]  Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. This charge is intended to recoup the costs incurred in issuing the contract. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

-----------------------------------------------------------
Percent            7%   7%   6%   6%   5%   4%   3%   0%
-----------------------------------------------------------
Age of Payment in  0    1    2    3    4    5    6    7+
Complete Years
-----------------------------------------------------------


[diamond]  Taxes--taken from the contract value upon annuitization.

           o Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Tax" and Appendix B.

[diamond]  Transfer Charge--currently, there is no transfer charge; however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

[diamond]  Enhanced Death Benefit Option 1 Rider is an optional benefit that provides additional guaranteed benefits. The charge for the Enhanced Death Benefit Option 1 Rider is .05% on an annual basis. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary. See "Optional Programs and Benefits" for complete details.

FROM THE SEPARATE ACCOUNT
[diamond]  Daily administrative fee-- currently 0.125% annually. For more information, see "Deductions and Charges."

[diamond]  Mortality and expense risk fee--varies based on the benefit option selected. For more information, see "Deductions and Charges."


OTHER CHARGES OR DEDUCTIONS
    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.


DEATH BENEFIT
    The death benefit is calculated differently under each benefit option and the amount varies based on the Option selected.


DEATH BENEFIT OPTIONS

The contract offers two death benefit options. At purchase, you select the benefit option that best meets your financial needs. Each benefit option varies in the method of death benefit calculation, the amount of mortality and expense risk charge, and the amount of money you can withdraw from your contract each year free of surrender charges (free withdrawal amount). Please refer to the Death Benefit Options Table on the next page.

    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."


ADDITIONAL INFORMATION

FREE LOOK PERIOD

    You have the right to review the contract. If you are not satisfied, you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

    For more information, see "Free Look Period."


LAPSE
    If on any valuation date the total contract value equals zero or the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.


DEATH BENEFIT OPTIONS TABLE

----------------------------------------------------------------------------------------------------------------------------------
                                 DEATH BENEFIT OPTION 1           OPTIONAL BENEFITS                DEATH BENEFIT OPTION 2
----------------------------------------------------------------------------------------------------------------------------------
                                 RETURN OF                        ENHANCED DEATH BENEFIT           ANNUAL
COMPONENT                        PREMIUM                          OPTION 1 RIDER                   STEP-UP
----------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Fee(1)  .775%                            N/A                              1.125%
----------------------------------------------------------------------------------------------------------------------------------
Rider Charge                     N/A                              .05%                             N/A
----------------------------------------------------------------------------------------------------------------------------------
Free Withdrawal Amount           CONTRACT YEAR 1:                 CONTRACT YEAR 1:                 CONTRACT YEAR 1:
                                 10% of the contract value as of  10% of the contract value as of  10% of the contract value as of
                                 the date of withdrawal           the date of withdrawal           the date of withdrawal

                                 CONTRACT YEARS 2 AND GREATER:    CONTRACT YEARS 2 AND GREATER:    CONTRACT YEARS 2 AND GREATER:
                                 10% of  the last contract        10% of  the last contract        10% of  the last contract
                                 anniversary value                anniversary value PLUS any       anniversary value PLUS any
                                                                  unused percentage from prior     unused percentage from prior
                                                                  years may be carried forward     years may be carried forward
                                                                  to the then current contract     to the then current contract
                                                                  year, up to a maximum of 30%     year, up to a maximum of 30%
                                                                  of your contract value as of     of your contract value as of
                                                                  the last contract anniversary    the last contract anniversary
----------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on the date     THE GREATER OF:                  THE GREATEST OF:                 THE GREATEST OF:
of death of the annuitant who    1. the sum of 100% of premium    1. the sum of 100% of premium    1. the sum of 100% of premium
has not yet attained age 80         payments less adjusted           payments less adjusted           payments less adjusted
                                    partial withdrawals on the       partial withdrawals on the       partial withdrawals on the
                                    claim date; or                   claim date; or                   claim date; or

                                 2. the contract value on the     2. the contract value on the     2. the contract value on the
                                    claim date                       claim date; or                   claim date; or

                                                                  3. the 7 year Step-up  Amount    3. the Annual Step-up Amount
                                                                     on the claim date                on the claim date
----------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on the date     THE GREATER OF:                  THE GREATER OF:                  THE GREATER OF:
of death of the annuitant who    1. the sum of 100% of premium    1. the death benefit in effect   1. the death benefit in effect
has attained age 80                 payments less adjusted           at the end of the last           at the end of the
                                    partial withdrawals on the       7-year period prior to the       immediately preceding
                                    claim date; or                   annuitant turning age 80,        contract year prior to the
                                                                     plus the sum of 100% of          annuitant turning age 80,
                                2. the contract value on             premium payments less            plus the sum of 100% of
                                   the claim date                    adjusted partial withdrawals     premium payments less
                                                                     made since the contract year     adjusted partial withdrawals
                                                                     that the annuitant reached       made since the contract year
                                                                     Age 80; or                       that the annuitant reached
                                                                                                      Age 80; or
                                                                     2. the contract value on
                                                                        the claim date                2. the contract value on
                                                                                                         the claim date
----------------------------------------------------------------------------------------------------------------------------------
(1) See the "Summary of Expenses" and "Deductions and Charges--Mortality and Expense Risk Charge" for complete details.
(2) See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only.

    More information, including The Separate Account and Company Financial Statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling at Annuity Operations Division us at 800/541-0171.


    There are different financial highlight tables in this prospectus. Please be sure you refer to the appropriate table for your contract. Please see Appendix C.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which may vary by state). See the SAI for more information.



THE VARIABLE ACCUMULATION ANNUITY

--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case Phoenix will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts and the GIA.


PHOENIX AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix. As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation.

    Our executive and administrative office is at One American Row, Hartford, Connecticut, 06102-5056. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    On July 1, 1992, the Separate Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix Life Insurance Company.

    Contributions to the GIA are not invested in the Separate Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information concerning the GIA, see "GIA".


INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS
[diamond]  The Phoenix Edge Series Fund
[diamond]  AIM Variable Insurance Funds
[diamond]  The Alger American Fund
[diamond]  Federated Insurance Series
[diamond]  Fidelity(R) Variable Insurance Products

[diamond]  Franklin Templeton Variable Insurance Products Trust
[diamond]  Lazard Retirement Series
[diamond]  Lord Abbett Series Fund, Inc.

[diamond]  The Rydex Variable Trust
[diamond]  Scudder Investments VIT Funds
[diamond]  The Universal Institutional Funds, Inc.
[diamond]  Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing our Annuity Operations Division or calling us at the address or telephone number provided on the front page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

GIA
--------------------------------------------------------------------------------
    In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.


    You may make transfers into the GIA at any time. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:


[diamond]  Year One:       25% of the total value
[diamond]  Year Two:       33% of remaining value
[diamond]  Year Three:     50% of remaining value
[diamond]  Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


PURCHASE OF CONTRACTS
-------------------------------------------------------------------------------
    Generally, we require minimum initial payments of:

[diamond]  Non-qualified plans--$1,000

[diamond]  Individual Retirement Annuity--$1,000

[diamond]  Bank draft program--$25

           o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $25.

[diamond]  Qualified plans--$1,000 annually

           o If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

    Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Payments received under the contracts will be allocated in any combination to any subaccount or the GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

    (1)  the make-up and size of the prospective group;

    (2)  the method and frequency of premium payments; and

    (3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts and the GIA in which you have an interest. Any portion of the Administrative Charge from the GIA cannot exceed $30. If you fully surrender your contract, the full administrative fee, if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from the Account value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the Company for administrative expenses that exceed revenues from the administrative charge described above. (This fee is not deducted from the GIA.)


MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk charge. The charge is assessed against the daily net assets of the subaccounts and varies based on the benefit option you selected. The charge under each benefit option is equal, on an annual basis to the following percentages:

-------------------------------------------------------------
   DEATH BENEFIT OPTION 1 -      DEATH BENEFIT OPTION 2 -
      RETURN OF PREMIUM               ANNUAL STEP-UP
-------------------------------------------------------------
            0.775%                        1.125%
-------------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

    No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.


SURRENDER CHARGES
    A deduction for surrender charges for this contract may be taken from proceeds of partial withdrawals, or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because the are not deducted from premiums. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for five years. No surrender charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under annuity option K or L below. See "Annuity Payment Options." Any surrender charge is imposed on a first-in, first-out basis.

    Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the benefit option selected or any optional benefits you may elect, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary).

    The amount of free withdrawal available depends on the benefit option you select as follows:

[diamond]  DEATH BENEFIT OPTION 1

           CONTRACT YEAR 1:
           10% of the contract value as of the date of withdrawal.

           CONTRACT YEARS 2 AND GREATER:
           10% of the last contract anniversary value.

[diamond]  ENHANCED DEATH BENEFIT OPTION 1 RIDER

           CONTRACT YEAR 1:
           10% of the contract value as of the date of withdrawal.

           CONTRACT YEARS 2 AND GREATER:
           10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

           This rider is available at an annual cost of .05%.

           This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

[diamond]  DEATH BENEFIT OPTION 2

           CONTRACT YEAR 1:
           10% of the contract value as of the date of withdrawal.

           CONTRACT YEARS 2 AND GREATER:
           10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

    The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, up to the maximum of total premium, is as follows:


 ----------------------------------------------------------

 Percent           7%   7%   6%   6%   5%   4%   3%   0%
 ----------------------------------------------------------
 Age of Payment    0    1    2    3    4    5    6    7+
 in Complete Years

 ----------------------------------------------------------


    If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

TRANSFER CHARGE
    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

REDUCED FEES, CREDITS AND EXCESS INTEREST
    We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, credit additional amounts, or credit excess interest when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:


(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not be unfairly discriminatory against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.


ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.


INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

    PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

    Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts and the GIA subject to the limitations established for the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts and the GIA does not automatically change the payment allocation schedule of your contract.

    You may request transfers and changes in payment allocations among available subaccounts and the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.


    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity

Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.


    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing". There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first contract year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the contract value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.


DISRUPTIVE TRADING AND MARKET TIMING
    Your ability to make transfers among subaccounts under the Contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. These risks and harmful effects include:

[diamond]  dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond]  an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]  increased brokerage and administrative expenses.


    To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

    Under our current Disruptive Trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):

[diamond]  limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]  restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond]  require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]  impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]  impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency for a given contract owners's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the contract owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while also abiding by any rights that contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

OPTIONAL PROGRAMS AND RIDERS
    If you should elect any of the programs listed below, your limit of 12 transfers per contract year will not be affected.


DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or the GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.


    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect. There is no charge associated with participation in this program.


    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.


    Asset Rebalancing does not permit transfers to or from the GIA. There is no charge associated with participation in this program.


    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.


    You may start or terminate this program by sending written instructions to our Annuity. Operations Division. This program is not available on or after the maturity date. There is no charge associated with participation in this program.


INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ENHANCED DEATH BENEFIT OPTION 1 RIDER
    Enhanced Death Benefit Option 1 Rider is an optional benefit that if elected, provides the following additional benefits:

    1. CUMULATIVE FREE WITHDRAWALS: After the first contract year, the free withdrawal amount equals 10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year to a maximum of 30% of your contract value as of the last contract anniversary.

    2. 7-YEAR STEP-UP IN THE DEATH BENEFIT: PRIOR TO THE ANNUITANT'S 80TH BIRTHDAY, THE DEATH BENEFIT EQUALS THE GREATEST OF:

        a. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

        b. the contract value on the claim date; or

        c. the 7-year Step-up amount on the claim date.

    3. MINIMUM DEATH BENEFIT PAST THE ANNUITANT'S 80TH BIRTHDAY. THE DEATH BENEFIT IS EQUAL TO THE GREATER OF:

        a. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

        b. the contract value on the claim date.

    There is a charge of .05% on an annual basis for the Enhanced Death Benefit Option 1 Rider. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary.

NURSING HOME WAIVER
    After the first contract year, the Nursing Home Waiver provides for the waiver of surrender charges provided the annuitant is confined to a licensed nursing home facility for at least 120 days. The withdrawal request must be within 2 years of the annuitant's admission to the licensed nursing home facility.

    There is no charge for this additional benefit.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") RIDER
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of seven years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=  any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=  any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each contract anniversary.

RIDER FEE
     For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount and GIA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER
    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.


PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond]  The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond]  The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond]  The GMIB is irrevocable once elected.

[diamond]  You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond]  The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond]  You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond]  The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under annuity payment options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Miscellaneous Provisions--Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the contract maturity date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to our Annuity Operations Division.

LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond]  The contract value is zero; or

[diamond]  The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable annuity payment options)

    Phoenix will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT

[diamond]  DEATH OF AN OWNER/ANNUITANT
           If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond]  DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
           If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond]  SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
           If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The benefit option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond]  CONTINGENT ANNUITANT CONTRACT CONTINUANCE
           Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond]  QUALIFIED CONTRACTS
           Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

           Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion.)

[diamond]  OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
           If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT BEFORE AGE 80
    Upon the death of the annuitant or owner/annuitant who has not yet reached age 80.

[diamond]  DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
           The greater of:

           a) 100% of payments, less adjusted partial withdrawals; or
           b) the contract value on the claim date.

[diamond]  DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
           The greater of:

           a) 100% of payments, less adjusted partial withdrawals; or
           b) the contract value on the claim date; and
           c) the Annual Step-up Amount on the claim date.

[diamond]  ENHANCED DEATH BENEFIT OPTION 1 RIDER
           Before the annuitant's 80th birthday, if the Enhanced Death Benefit Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

           The greater of:

           1. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

           2. the contract value on the claim date; or

           3. the 7-year Step-up Amount on the claim date.

              This rider is available at an annual cost of .05%.

              This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

PAYMENT AMOUNT AFTER AGE 80
    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals:

[diamond]  DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
           The greater of:

           1. the sum of 100% of premium payments less adjusted partial withdrawals on the Claim Date; or

           2. the contract value on the Claim Date.

[diamond]  ENHANCED DEATH BENEFIT OPTION 1 RIDER
           After the annuitant's 80th birthday, if the Enhanced Death Benefit Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

           The greater of:

           1. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or

           2. the contract value on the claim date.

           This rider is available at an annual cost of .05%.

           This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

[diamond]  DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
           The greater of:

           1. the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or

           2. the contract value on the Claim Date.

[diamond]  DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
           Upon the death of an Owner who is not the annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The amount of death benefit payable is equal to the greater of:

           o 100% of payments, less withdrawals; and
           o the contract value on the Claim Date.

           BECAUSE THE DEATH BENEFIT IN THIS SITUATION EQUALS THE GREATER OF PREMIUMS PAID AND THE CONTRACT VALUE, AN OWNER WHO IS NOT THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER DEATH BENEFIT OPTION 2 IS SUITABLE FOR THEIR CIRCUMSTANCES.

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Tax." See also "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS

    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. Surrender Charges will be waived when you begin taking annuity payments, provided your contract has been in effect for five years. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.


    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 90th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the annuitant and joint annuitant if any, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under annuity payment options K or L.


    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under variable payment annuity options I, J, K, M and N.


    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of payments under each annuity payment option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be five, ten or twenty years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5-30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first ten years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY  WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5-30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

-------------------------------------------------------
New Year's Day                    Independence Day
-------------------------------------------------------
Martin Luther King, Jr. Day       Labor Day
-------------------------------------------------------

Presidents Day                    Thanksgiving Day

-------------------------------------------------------
Good Friday                       Christmas Day
-------------------------------------------------------
Memorial Day
-------------------------------------------------------

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR

    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
-------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times
(a) when the NYSE is closed, other than customary weekend and holiday closings,
(b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code
Section 130(d)); (vii) under an immediate annuity contract (as defined in Code
Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond]  55% in any 1 investment
[diamond]  70% in any 2 investments
[diamond]  80% in any 3 investments
[diamond]  90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAs")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
-------------------------------------------------------------------------------

    PEPCO serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut 06115. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.


    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.


    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Deductions and Charges") may be used as reimbursement for commission payments.



SERVICING AGENT

--------------------------------------------------------------------------------
    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2005 is 0.073% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


-------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
-------------------------------------------------------

             2002                          N/A
-------------------------------------------------------
             2003                     $1.7 Million
-------------------------------------------------------
             2004                     $2.2 Million

-------------------------------------------------------


STATE REGULATION
-------------------------------------------------------------------------------
    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Separate Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and, as such, have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter. The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------
    Joseph P. DeCresce, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.


SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:

[diamond]  Phoenix Life Insurance Company
[diamond]  Underwriter
[diamond]  Performance History
[diamond]  Calculation of Yield and Return
[diamond]  Calculation of Annuity Payments
[diamond]  Experts
[diamond]  Separate Account Financial Statements
[diamond]  Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPES

-------------------------------------------------------------------------------------------------------------------
                                                                               Investment Type
                                                 ------------------------------------------------------------------
                                                 Aggressive                           Growth &
                    Subaccount                     Growth     Conservative   Growth    Income    Income   Specialty
-------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                         |X|
-------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                     |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                         |X|

-------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                              |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                                                                       |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                        |X|
-------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                               |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                          |X|

-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                                            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                   |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                  |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                             |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                   |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                          |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                        |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                         |X|
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            |X|
-------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                             |X|

-------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                     |X|
-------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                      |X|
-------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                   |X|
-------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                            |X|
-------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                          |X|
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                           |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund        |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                              |X|
-------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                         |X|
-------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                          |X|
-------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                             |X|
-------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                       |X|

-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                               |X|
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                      |X|
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                    |X|
-------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund               |X|
-------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                         |X|
-------------------------------------------------------------------------------------------------------------------
Wanger International Select                         |X|
-------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                      |X|
-------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                 |X|
-------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                 |X|
-------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Duff &
                                             Phoenix    Phoenix   Phelps                                      Deutsche   Federated
                                            Investment Variable  Investment   AIM     Engemann   Fred Alger    Asset     Investment
                                            Counsel,   Advisors, Management Advisors,   Asset    Management, Management, Management
            Subaccounts                       Inc.       Inc.       Co.       Inc.    Management    Inc.        Inc.      Company
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series         |X|
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                    |X|

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series        |X|
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series      |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                     |X|

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series         |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series                                            |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series          |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series         |X|
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            |X|
----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                        |X|

----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                  |X|
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                                                             |X|
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
----------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio

----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                          |X|
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                              |X|
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Advisors
-----------------------------------------------------------------------------------------------------------------------------
                                             Fidelity                               Morgan
                                            Management Franklin   Lazard     Lord,  Stanley            Templeton   Templeton
                                               and      Mutual     Asset    Abbett Investment  Rydex     Asset      Global
                                             Research  Advisers, Management  & Co. Management  Global  Management, Advisors
            Subaccounts                      Company     LLC        LLC       LLC     Inc.    Advisors    Ltd.     Limited
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
-----------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
-----------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
-----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
-----------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
-----------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                    |X|
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio             |X|
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                           |X|
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            |X|
-----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                                                                                      |X|
-----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                               |X|
-----------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                      |X|

-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                       |X|
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
-----------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Wanger International Select
-----------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
-----------------------------------------------------------------------------------------------------------------------------
Wanger Select
-----------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------
                                                 Advisors
------------------------------------------------------------------

                                            Templeton   Wanger
                                            Investment   Asset
                                             Counsel,  Management,
            Subaccounts                        LLC        L.P.
------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------

Phoenix-AIM Growth Series
------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series
------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
------------------------------------------------------------------
Templeton Foreign Securities Fund              |X|
------------------------------------------------------------------
Templeton Global Asset Allocation Fund         |X|
------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------
Mid-Cap Value Portfolio

------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------
Wanger International Select                               |X|
------------------------------------------------------------------
Wanger International Small Cap                            |X|
------------------------------------------------------------------
Wanger Select                                             |X|
------------------------------------------------------------------
Wanger U.S. Smaller Companies                             |X|
------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Subadvisors
                                              --------------------------------------------------------------------------------------
                                                                                                              Kayne
                                                                                                             Anderson
                                               Aberdeen      AIM        Alliance                              Rudnick       Lazard
                                                Asset       Capital      Capital    Engemann    Fred Alger   Investment     Asset
                                              Management  Management,  Management,    Asset     Management,  Management,  Management
              Subaccounts                        Inc.        Inc.         L.P.      Management     Inc.         LLC          LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series            |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                              |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series                                                                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
                                                        Subadvisors
                                              ---------------------------


                                                  Northern      Seneca
                                                   Trust        Capital
                                                Investments,  Management,
              Subaccounts                           N.A.         LLC
-------------------------------------------------------------------------
Phoenix-Aberdeen International Series
-------------------------------------------------------------------------

Phoenix-AIM Growth Series
-------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

-------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
-------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
-------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
-------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
-------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
-------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

-------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
-------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
-------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                      |X|
-------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series         |X|
-------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
-------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
-------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             |X|
-------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            |X|
-------------------------------------------------------------------------



APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------

California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00


NOTE: The above tax deduction rates are as of January 1, 2005. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."



------------------------

* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX C - FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

     The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  Phoenix Life Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

 DEATH BENEFIT OPTION 1 CONTRACTS


                                                                           SUBACCOUNT            SUBACCOUNT      UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE       AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
===================================================================================================================================
         From 1/30/01* to 12/31/01                                           $1.000                $0.752                 238
         From 1/1/02 to 12/31/02                                             $0.752                $0.635                 337
         From 1/1/03 to 12/31/03                                             $0.635                $0.829                 328

         From 1/1/04 to 12/31/04                                             $0.829                $0.993                 410

PHOENIX-AIM GROWTH STOCK

===================================================================================================================================
         From 6/5/01* to 12/31/01                                            $1.000                $0.808                 248
         From 1/1/02 to 12/31/02                                             $0.808                $0.570                 701
         From 1/1/03 to 12/31/03                                             $0.570                $0.682                 685

         From 1/1/04 to 12/31/04                                             $0.682                $0.704                 701


PHOENIX-ALGER SMALL-CAP GROWTH
===================================================================================================================================


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
===================================================================================================================================
         From 3/14/01* to 12/31/01                                           $1.000                $1.004                  96
         From 1/1/02 to 12/31/02                                             $1.004                $0.759                 237
         From 1/1/03 to 12/31/03                                             $0.759                $0.950                 227

         From 1/1/04 to 12/31/04                                             $0.950                $1.034                 154


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
===================================================================================================================================
         From 3/27/01* to 12/31/01                                           $1.000                $1.015                  91
         From 1/1/02 to 12/31/02                                             $1.015                $1.223                 158
         From 1/1/03 to 12/31/03                                             $1.223                $1.676                 167

         From 1/1/04 to 12/31/04                                             $1.676                $2.238                 170


PHOENIX-ENGEMANN CAPITAL GROWTH
===================================================================================================================================
         From 1/30/01* to 12/31/01                                           $1.000                $0.631                 585
         From 1/1/02 to 12/31/02                                             $0.631                $0.470               1,107
         From 1/1/03 to 12/31/03                                             $0.470                $0.589                 948

         From 1/1/04 to 12/31/04                                             $0.589                $0.613                 727

PHOENIX-ENGEMANN GROWTH AND INCOME

===================================================================================================================================
         From 1/30/01* to 12/31/01                                           $1.000                $0.878                 143
         From 1/1/02 to 12/31/02                                             $0.878                $0.674                 392
         From 1/1/03 to 12/31/03                                             $0.674                $0.851                 377

         From 1/1/04 to 12/31/04                                             $0.851                $0.932                 392


*Date subaccount began operations.



                                                                           SUBACCOUNT            SUBACCOUNT      UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE       AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------


PHOENIX-ENGEMANN SMALL-CAP GROWTH

===================================================================================================================================
        From 1/30/01* to 12/31/01                                           $1.000                $0.690                   55
        From 1/1/02 to 12/31/02                                             $0.690                $0.487                  137
        From 1/1/03 to 12/31/03                                             $0.487                $0.707                  135

        From 1/1/04 to 12/31/04                                             $0.707                $0.768                   77

PHOENIX-ENGEMANN STRATEGIC ALLOCATION

====================================================================================================================================
        From 3/30/01* to 12/31/01                                           $1.000                $1.061                  328
        From 1/1/02 to 12/31/02                                             $1.061                $0.930                  818
        From 1/1/03 to 12/31/03                                             $0.930                $1.105                  850

        From 1/1/04 to 12/31/04                                             $1.105                $1.176                  776

PHOENIX-ENGEMANN VALUE EQUITY

===================================================================================================================================
        From 3/9/01* to 12/31/01                                            $1.000                $0.841                  758
        From 1/1/02 to 12/31/02                                             $0.841                $0.650                1,283
        From 1/1/03 to 12/31/03                                             $0.650                $0.798                1,541

        From 1/1/04 to 12/31/04                                             $0.798                $0.893                1,534


PHOENIX-GOODWIN MONEY MARKET
===================================================================================================================================
         From 3/20/01* to 12/31/01                                           $1.000                $1.019                 356
         From 1/1/02 to 12/31/02                                             $1.019                $1.024                 246
         From 1/1/03 to 12/31/03                                             $1.024                $1.022                 242

         From 1/1/04 to 12/31/04                                             $1.022                $1.021                 229


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
===================================================================================================================================
         From 4/2/01* to 12/31/01                                            $1.000                $1.023                 175
         From 1/1/02 to 12/31/02                                             $1.023                $1.115                 537
         From 1/1/03 to 12/31/03                                             $1.115                $1.266                 522

         From 1/1/04 to 12/31/04                                             $1.266                $1.340                 926


PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
===================================================================================================================================
         From 6/3/03* to 12/31/03                                            $1.000                $1.074               1,004

         From 1/1/04 to 12/31/04                                             $1.074                $1.069                   4


PHOENIX-KAYNE RISING DIVIDENDS
===================================================================================================================================
         From 10/27/03* to 12/31/03                                          $1.000                $1.136                   2

         From 1/1/04 to 12/31/04                                             $1.136                $1.184                  23


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
===================================================================================================================================


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
===================================================================================================================================
         From 12/31/02* to 12/31/02                                          $1.000                $0.954                  .2
         From 1/1/03 to 12/31/03                                             $0.954                $1.228                   2

         From 1/1/04 to 12/31/04                                             $1.228                $1.410                   4


PHOENIX-NORTHERN DOW 30
===================================================================================================================================

         From 5/2/01* to 12/31/01                                            $1.000                $0.922                 191
         From 1/1/02 to 12/31/02                                             $0.922                $0.772                 296
         From 1/1/03 to 12/31/03                                             $0.772                $0.975                 250
         From 1/1/04 to 12/31/04                                             $0.975                $1.011                 229


*Date subaccount began operations.


                                                                           SUBACCOUNT            SUBACCOUNT      UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE       AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------

PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
===================================================================================================================================
         From 3/14/01* to 12/31/01                                           $1.000                $1.028                  47
         From 1/1/02 to 12/31/02                                             $1.028                $0.636                  49
         From 1/1/03 to 12/31/03                                             $0.636                $0.938                  49

         From 1/1/04 to 12/31/04                                             $0.938                $1.023                  49


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
===================================================================================================================================
         From 3/14/01* to 12/31/01                                           $1.000                $1.252                  78
         From 1/1/02 to 12/31/02                                             $1.252                $1.135                 231
         From 1/1/03 to 12/31/03                                             $1.135                $1.585                 241

         From 1/1/04 to 12/31/04                                             $1.585                $1.891                 263


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
===================================================================================================================================
         From 4/11/01* to 12/31/01                                           $1.000                $1.139                  61
         From 1/1/02 to 12/31/02                                             $1.139                $1.033                 197
         From 1/1/03 to 12/31/03                                             $1.033                $1.472                 271

         From 1/1/04 to 12/31/04                                             $1.472                $1.790                 245


PHOENIX-SENECA MID-CAP GROWTH
===================================================================================================================================
         From 3/27/01* to 12/31/01                                           $1.000                $0.894                 363
         From 1/1/02 to 12/31/02                                             $0.894                $0.598                 557
         From 1/1/03 to 12/31/03                                             $0.598                $0.763                 534

         From 1/1/04 to 12/31/04                                             $0.763                $0.807                 534


PHOENIX-SENECA STRATEGIC THEME
===================================================================================================================================
         From 1/30/01* to 12/31/01                                           $1.000                $0.683                 394
         From 1/1/02 to 12/31/02                                             $0.683                $0.440                 652
         From 1/1/03 to 12/31/03                                             $0.440                $0.599                 674

         From 1/1/04 to 12/31/04                                             $0.599                $0.626                 520


AIM V.I. CAPITAL APPRECIATION FUND
===================================================================================================================================
         From 7/9/01* to 12/31/01                                            $1.000                $0.927                   9
         From 1/1/02 to 12/31/02                                             $0.927                $0.695                  29
         From 1/1/03 to 12/31/03                                             $0.695                $0.892                  35

         From 1/1/04 to 12/31/04                                             $0.892                $0.942                  33

AIM V.I. MID CAP CORE EQUITY
===================================================================================================================================
         From 1/1/04 to 12/31/04                                             $1.000                $1.017                   3


AIM V.I. PREMIER EQUITY FUND
===================================================================================================================================
         From 7/23/01* to 12/31/01                                           $1.000                $0.940                  96
         From 1/1/02 to 12/31/02                                             $0.940                $0.650                 180
         From 1/1/03 to 12/31/03                                             $0.650                $0.806                 185

         From 1/1/04 to 12/31/04                                             $0.806                $0.844                 182


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
===================================================================================================================================
         From 2/2/01* to 12/31/01                                            $1.000                $0.819                 269
         From 1/1/02 to 12/31/02                                             $0.819                $0.537                 464
         From 1/1/03 to 12/31/03                                             $0.537                $0.717                 460

         From 1/1/04 to 12/31/04                                             $0.717                $0.768                 430


*Date subaccount began operations.


                                                                           SUBACCOUNT            SUBACCOUNT      UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE       AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===================================================================================================================================
         From 3/19/01* to 12/31/01                                           $1.000                $1.035                 571
         From 1/1/02 to 12/31/02                                             $1.035                $1.118               1,307
         From 1/1/03 to 12/31/03                                             $1.118                $1.134               1,017

         From 1/1/04 to 12/31/04                                             $1.134                $1.165                 952


FEDERATED HIGH INCOME BOND FUND II
===================================================================================================================================
         From 4/11/01* to 12/31/01                                           $1.000                $0.991                  80
         From 1/1/02 to 12/31/02                                             $0.991                $0.996                 180
         From 1/1/03 to 12/31/03                                             $0.996                $1.206                 157

         From 1/1/04 to 12/31/04                                             $1.206                $1.320                 124


VIP CONTRAFUND PORTFOLIO
===================================================================================================================================
         From 3/9/01* to 12/31/01                                            $1.000                $0.936                  78
         From 1/1/02 to 12/31/02                                             $0.936                $0.840                 126
         From 1/1/03 to 12/31/03                                             $0.840                $1.069                 185

         From 1/1/04 to 12/31/04                                             $1.069                $1.222                 275


VIP GROWTH OPPORTUNITIES PORTFOLIO
===================================================================================================================================
         From 2/2/01* to 12/31/01                                            $1.000                $0.841                 29
         From 1/1/02 to 12/31/02                                             $0.841                $0.651                 100
         From 1/1/03 to 12/31/03                                             $0.651                $0.836                 65

         From 1/1/04 to 12/31/04                                             $0.836                $0.887                 64


VIP GROWTH PORTFOLIO
===================================================================================================================================
         From 3/9/01* to 12/31/01                                            $1.000                $0.889                  87
         From 1/1/02 to 12/31/02                                             $0.889                $0.615                 298
         From 1/1/03 to 12/31/03                                             $0.615                $0.809                 420

         From 1/1/04 to 12/31/04                                             $0.809                $0.828                 463


MUTUAL SHARES SECURITIES FUND
===================================================================================================================================
         From 5/1/01* to 12/31/01                                            $1.000                $0.991                 120
         From 1/1/02 to 12/31/02                                             $0.991                $0.866                 177
         From 1/1/03 to 12/31/03                                             $0.866                $1.075                 268

         From 1/1/04 to 12/31/04                                             $1.075                $1.199                 271


TEMPLETON DEVELOPING MARKETS SECURITIES FUND
===================================================================================================================================
         From 3/5/01* to 12/31/01                                            $1.000                $0.973                  .1
         From 1/1/02 to 12/31/02                                             $0.973                $0.963                  .3
         From 1/1/03 to 12/31/03                                             $0.963                $1.460                  .4

         From 1/1/04 to 12/31/04                                             $1.460                $1.805                   0


TEMPLETON FOREIGN SECURITIES FUND
===================================================================================================================================
         From 3/27/01* to 12/31/01                                           $1.000                $0.938                  98
         From 1/1/02 to 12/31/02                                             $0.938                $0.757                 280
         From 1/1/03 to 12/31/03                                             $0.757                $0.992                 289

         From 1/1/04 to 12/31/04                                             $0.992                $1.166                 286


*Date subaccount began operations.

                                                                           SUBACCOUNT            SUBACCOUNT      UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE       AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL ASSET ALLOCATION FUND
===================================================================================================================================
        From 3/5/01* to 12/31/01                                            $1.000                $0.908                   82
        From 1/1/02 to 12/31/02                                             $0.908                $0.860                   85
        From 1/1/03 to 12/31/03                                             $0.860                $1.124                   55

        From 1/1/04 to 12/31/04                                             $1.124                $1.290                   37


TEMPLETON GROWTH SECURITIES FUND
===================================================================================================================================
         From 4/16/01* to 12/31/01                                           $1.000                $1.015                  38
         From 1/1/02 to 12/31/02                                             $1.015                $0.819                  82
         From 1/1/03 to 12/31/03                                             $0.819                $1.073                  87

         From 1/1/04 to 12/31/04                                             $1.073                $1.234                  85


SCUDDER VIT EAFE(R) EQUITY INDEX FUND
===================================================================================================================================
         From 11/19/01* to 12/31/01                                          $1.000                $0.891                  18
         From 1/1/02 to 12/31/02                                             $0.891                $0.692                  80
         From 1/1/03 to 12/31/03                                             $0.692                $0.915                 227

         From 1/1/04 to 12/31/04                                             $0.915                $1.080                 276


SCUDDER VIT EQUITY 500 INDEX FUND
===================================================================================================================================
         From 1/9/02* to 12/31/02                                            $1.000                $0.820                  42
         From 1/1/03 to 12/31/03                                             $0.820                $1.041                  47

         From 1/1/04 to 12/31/04                                             $1.041                $1.141                  93


TECHNOLOGY PORTFOLIO
===================================================================================================================================
         From 2/2/01* to 12/31/01                                            $1.000                $0.479                 117
         From 1/1/02 to 12/31/02                                             $0.479                $0.242                 167
         From 1/1/03 to 12/31/03                                             $0.242                $0.355                 118

         From 1/1/04 to 12/31/04                                             $0.355                $0.346                  78


WANGER INTERNATIONAL SELECT
===================================================================================================================================
         From 4/12/01* to 12/31/01                                           $1.000                $0.899                  20
         From 1/1/02 to 12/31/02                                             $0.899                $0.755                  40
         From 1/1/03 to 12/31/03                                             $0.755                $1.057                  45

         From 1/1/04 to 12/31/04                                             $1.057                $1.302                  33


WANGER INTERNATIONAL SMALL CAP
===================================================================================================================================
         From 1/30/01* to 12/31/01                                           $1.000                $0.763                 213
         From 1/1/02 to 12/31/02                                             $0.763                $0.652                 354
         From 1/1/03 to 12/31/03                                             $0.652                $0.961                 324

         From 1/1/04 to 12/31/04                                             $0.961                $1.241                 303


WANGER SELECT
===================================================================================================================================
         From 3/27/01* to 12/31/01                                           $1.000                $1.157                  12
         From 1/1/02 to 12/31/02                                             $1.157                $1.060                  26
         From 1/1/03 to 12/31/03                                             $1.060                $1.373                  30

         From 1/1/04 to 12/31/04                                             $1.373                $1.623                  37


WANGER U.S. SMALLER COMPANIES
===================================================================================================================================
         From 1/30/01* to 12/31/01                                           $1.000                $1.084                 212
         From 1/1/02 to 12/31/02                                             $1.084                $0.894                 482
         From 1/1/03 to 12/31/03                                             $0.984                $1.268                 479

         From 1/1/04 to 12/31/04                                             $1.268                $1.487                  44



*Date subaccount began operations.

CONTRACTS WITH DEATH BENEFIT OPTION 2


                                                                           SUBACCOUNT            SUBACCOUNT      UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE      AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD        (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
===================================================================================================================================
         From 3/5/01* to 12/31/01                                            $1.000                $0.809                 180
         From 1/1/02 to 12/31/02                                             $0.809                $0.681                 343
         From 1/1/03 to 12/31/03                                             $0.681                $0.886                 396

         From 1/1/04 to 12/31/04                                             $0.886                $1.057                 505

PHOENIX-AIM GROWTH STOCK

===================================================================================================================================
         From 3/23/01* to 12/31/01                                           $1.000                $0.926                 207
         From 1/1/02 to 12/31/02                                             $0.926                $0.650                 399
         From 1/1/03 to 12/31/03                                             $0.650                $0.776                 369

         From 1/1/04 to 12/31/04                                             $0.776                $0.799                 379

PHOENIX-ALGER SMALL-CAP GROWTH
===================================================================================================================================
         From 1/1/04 to 12/31/04                                             $1.000                $1.533                   1


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
===================================================================================================================================
         From 2/1/01* to 12/31/01                                            $1.000                $0.833                  61
         From 1/1/02 to 12/31/02                                             $0.833                $0.628                  91
         From 1/1/03 to 12/31/03                                             $0.628                $0.782                  91

         From 1/1/04 to 12/31/04                                             $0.782                $0.849                  90


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
===================================================================================================================================
         From 5/2/01* to 12/31/01                                            $1.000                $1.081                 110
         From 1/1/02 to 12/31/02                                             $1.081                $1.197                 192
         From 1/1/03 to 12/31/03                                             $1.197                $1.634                 183

         From 1/1/04 to 12/31/04                                             $1.634                $2.174                 196


PHOENIX-ENGEMANN CAPITAL GROWTH
===================================================================================================================================
         From 2/13/01* to 12/31/01                                           $1.000                $0.700               1,157
         From 1/1/02 to 12/31/02                                             $0.700                $0.519               2,014
         From 1/1/03 to 12/31/03                                             $0.519                $0.649               1,998

         From 1/1/04 to 12/31/04                                             $0.649                $0.673               1,856

PHOENIX-ENGEMANN GROWTH AND INCOME

===================================================================================================================================
         From 2/15/01* to 12/31/01                                           $1.000                $0.900                 460
         From 1/1/02 to 12/31/02                                             $0.900                $0.688                 730
         From 1/1/03 to 12/31/03                                             $0.688                $0.866                 553

         From 1/1/04 to 12/31/04                                             $0.866                $0.945                 577


PHOENIX-ENGEMANN SMALL-CAP GROWTH
===================================================================================================================================

         From 2/1/01* to 12/31/01                                            $1.000                $0.683                 270
         From 1/1/02 to 12/31/02                                             $0.683                $0.480                 453
         From 1/1/03 to 12/31/03                                             $0.480                $0.695                 662
         From 1/1/04 to 12/31/04                                             $0.695                $0.753                 526

PHOENIX-ENGEMANN STRATEGIC ALLOCATION

===================================================================================================================================
         From 3/28/01* to 12/31/01                                           $1.000                $1.046                 446
         From 1/1/02 to 12/31/02                                             $1.046                $0.913               1,448
         From 1/1/03 to 12/31/03                                             $0.913                $1.081               1,551

         From 1/1/04 to 12/31/04                                             $1.081                $1.147               1,507


*Date subaccount began operations.

                                                                           SUBACCOUNT            SUBACCOUNT      UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE      AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD        (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------


PHOENIX-ENGEMANN VALUE EQUITY

===================================================================================================================================
         From 1/31/01* to 12/31/01                                           $1.000                $0.842                 399
         From 1/1/02 to 12/31/02                                             $0.842                $0.649                 927
         From 1/1/03 to 12/31/03                                             $0.649                $0.794                 898

         From 1/1/04 to 12/31/04                                             $0.794                $0.885                 884


PHOENIX-GOODWIN MONEY MARKET
===================================================================================================================================
         From 3/19/01* to 12/31/01                                           $1.000                $1.014               1,090
         From 1/1/02 to 12/31/02                                             $1.014                $1.016                 788
         From 1/1/03 to 12/31/03                                             $1.016                $1.010                 409

         From 1/1/04 to 12/31/04                                             $1.010                $1.005                 308


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
===================================================================================================================================
         From 3/5/01* to 12/31/01                                            $1.000                $1.006                 230
         From 1/1/02 to 12/31/02                                             $1.006                $1.093                 541
         From 1/1/03 to 12/31/03                                             $1.093                $1.237                 554

         From 1/1/04 to 12/31/04                                             $1.237                $1.305                 596


PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
===================================================================================================================================

         From 1/1/04* to 12/31/04                                            $1.000                $1.063                 102


PHOENIX-KAYNE RISING DIVIDENDS
===================================================================================================================================
         From 9/9/02* to 12/31/02                                            $1.000                $0.961                  12
         From 1/1/03 to 12/31/03                                             $0.961                $1.130                  12

         From 1/1/04 to 12/31/04                                             $1.130                $1.175                  98


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
===================================================================================================================================

         From 1/1/04* to 12/31/04                                            $1.000                $1.482                   1


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
===================================================================================================================================
         From 12/30/03* to 12/31/03                                          $1.000                $1.222                   1

         From 1/1/04 to 12/31/04                                             $1.222                $1.398                  11


PHOENIX-NORTHERN DOW 30
===================================================================================================================================
         From 2/15/01* to 12/31/01                                           $1.000                $0.927                  99
         From 1/1/02 to 12/31/02                                             $0.927                $0.774                 296
         From 1/1/03 to 12/31/03                                             $0.774                $0.974                 317

         From 1/1/04 to 12/31/04                                             $0.974                $1.006                 201


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
===================================================================================================================================
         From 3/28/01* to 12/31/01                                           $1.000                $0.896                 151
         From 1/1/02 to 12/31/02                                             $0.896                $0.552                 276
         From 1/1/03 to 12/31/03                                             $0.552                $0.812                 372

         From 1/1/04 to 12/31/04                                             $0.812                $0.882                 616


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
===================================================================================================================================
         From 2/1/01* to 12/31/01                                            $1.000                $1.177                 315
         From 1/1/02 to 12/31/02                                             $1.177                $1.063                 437
         From 1/1/03 to 12/31/03                                             $1.063                $1.479                 306

         From 1/1/04 to 12/31/04                                             $1.479                $1.759                 345


*Date subaccount began operations.

                                                                           SUBACCOUNT            SUBACCOUNT      UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE      AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD        (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
===================================================================================================================================
         From 4/1/01* to 12/31/01                                            $1.000                $1.170                 238
         From 1/1/02 to 12/31/02                                             $1.170                $1.057                 347
         From 1/1/03 to 12/31/03                                             $1.057                $1.502                 276

         From 1/1/04 to 12/31/04                                             $1.502                $1.819                 244


PHOENIX-SENECA MID-CAP GROWTH
===================================================================================================================================
         From 2/27/01* to 12/31/01                                           $1.000                $0.725                 507
         From 1/1/02 to 12/31/02                                             $0.725                $0.523                 443
         From 1/1/03 to 12/31/03                                             $0.523                $0.665                 463

         From 1/1/04 to 12/31/04                                             $0.665                $0.701                 434


PHOENIX-SENECA STRATEGIC THEME
===================================================================================================================================
         From 2/13/01* to 12/31/01                                           $1.000                $0.875                  36
         From 1/1/02 to 12/31/02                                             $0.875                $0.465                 732
         From 1/1/03 to 12/31/03                                             $0.465                $0.631                 706

         From 1/1/04 to 12/31/04                                             $0.631                $0.657                 615


AIM V.I. CAPITAL APPRECIATION FUND
===================================================================================================================================
         From 5/30/01* to 12/31/01                                           $1.000                $0.939                  58
         From 1/1/02 to 12/31/02                                             $0.939                $0.653                 155
         From 1/1/03 to 12/31/03                                             $0.653                $0.836                 128

         From 1/1/04 to 12/31/04                                             $0.836                $0.880                 126

AIM V.I. MID CAP CORE EQUITY
===================================================================================================================================
         From 1/1/04 to 12/31/04                                             $1.000                $1.016                 128


AIM V.I. PREMIER EQUITY FUND
===================================================================================================================================
         From 7/23/01* to 12/31/01                                           $1.000                $0.919                  73
         From 1/1/02 to 12/31/02                                             $0.919                $0.646                  77
         From 1/1/03 to 12/31/03                                             $0.646                $0.798                  97

         From 1/1/04 to 12/31/04                                             $0.798                $0.834                  99


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
===================================================================================================================================
         From 2/22/01* to 12/31/01                                           $1.000                $0.889                  12
         From 1/1/02 to 12/31/02                                             $0.889                $0.599                 171
         From 1/1/03 to 12/31/03                                             $0.599                $0.798                 290

         From 1/1/04 to 12/31/04                                             $0.798                $0.852                 199


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===================================================================================================================================
         From 3/2/01* to 12/31/01                                            $1.000                $1.037                 233
         From 1/1/02 to 12/31/02                                             $1.037                $1.116                 742
         From 1/1/03 to 12/31/03                                             $1.116                $1.129                 728

         From 1/1/04 to 12/31/04                                             $1.129                $1.155                 638


FEDERATED HIGH INCOME BOND FUND II
===================================================================================================================================
         From 4/4/01* to 12/31/01                                            $1.000                $0.976                  67
         From 1/1/02 to 12/31/02                                             $0.976                $0.977                 122
         From 1/1/03 to 12/31/03                                             $0.977                $1.178                 113

         From 1/1/04 to 12/31/04                                             $1.178                $1.286                 100


*Date subaccount began operations.

                                                                           SUBACCOUNT            SUBACCOUNT      UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE      AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD        (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------

VIP CONTRAFUND PORTFOLIO
===================================================================================================================================
         From 2/27/01* to 12/31/01                                           $1.000                $0.937                  83
         From 1/1/02 to 12/31/02                                             $0.937                $0.838                 165
         From 1/1/03 to 12/31/03                                             $0.838                $1.063                 184

         From 1/1/04 to 12/31/04                                             $1.063                $1.210                 258


VIP GROWTH OPPORTUNITIES PORTFOLIO
===================================================================================================================================
         From 3/9/01* to 12/31/01                                            $1.000                $0.916                  39
         From 1/1/02 to 12/31/02                                             $0.916                $0.707                  76
         From 1/1/03 to 12/31/03                                             $0.707                $0.905                  78

         From 1/1/04 to 12/31/04                                             $0.905                $0.957                  78


VIP GROWTH PORTFOLIO
===================================================================================================================================
         From 2/1/01* to 12/31/01                                            $1.000                $0.789                  44
         From 1/1/02 to 12/31/02                                             $0.789                $0.544                 143
         From 1/1/03 to 12/31/03                                             $0.544                $0.713                 158

         From 1/1/04 to 12/31/04                                             $0.713                $0.727                 174


MUTUAL SHARES SECURITIES FUND
===================================================================================================================================
         From 4/20/01* to 12/31/01                                           $1.000                $0.997                  30
         From 1/1/02 to 12/31/02                                             $0.997                $0.868                  60
         From 1/1/03 to 12/31/03                                             $0.868                $1.073                  90

         From 1/1/04 to 12/31/04                                             $1.073                $1.193                 110


TEMPLETON DEVELOPING MARKETS SECURITIES FUND
===================================================================================================================================
         From 5/2/01* to 12/31/01                                            $1.000                $0.944                  14
         From 1/1/02 to 12/31/02                                             $0.944                $0.931                  18
         From 1/1/03 to 12/31/03                                             $0.931                $1.406                  17

         From 1/1/04 to 12/31/04                                             $1.406                $1.732                  16


TEMPLETON FOREIGN SECURITIES FUND
===================================================================================================================================
         From 3/2/01* to 12/31/01                                            $1.000                $0.850                  71
         From 1/1/02 to 12/31/02                                             $0.850                $0.684                 128
         From 1/1/03 to 12/31/03                                             $0.684                $0.893                 130

         From 1/1/04 to 12/31/04                                             $0.893                $1.045                 117


TEMPLETON GLOBAL ASSET ALLOCATION FUND
===================================================================================================================================
         From 11/2/01* to 12/31/01                                           $1.000                $0.676                   8
         From 1/1/02 to 12/31/02                                             $0.676                $0.904                  22
         From 1/1/03 to 12/31/03                                             $0.904                $1.777                  22

         From 1/1/04 to 12/31/04                                             $1.777                $1.346                  22


TEMPLETON GROWTH SECURITIES FUND
===================================================================================================================================
         From 2/22/01* to 12/31/01                                           $1.000                $0.983                  33
         From 1/1/02 to 12/31/02                                             $0.983                $0.791                  70
         From 1/1/03 to 12/31/03                                             $0.791                $1.032                  94

         From 1/1/04 to 12/31/04                                             $1.032                $1.182                 116


RYDEX VARIABLE TRUST JUNO FUND
===================================================================================================================================
         From 8/1/03* to 12/31/03                                            $1.000                $1.052                  18

         From 1/1/04 to 12/31/04                                             $1.052                $0.928                  18


*Date subaccount began operations.

                                                                           SUBACCOUNT            SUBACCOUNT      UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE      AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD        (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
SCUDDER VIT EAFE(R) EQUITY INDEX FUND
===================================================================================================================================
         From 12/11/01* to 12/31/01                                          $1.000                $0.889                  12
         From 1/1/02 to 12/31/02                                             $0.889                $0.689                  27
         From 1/1/03 to 12/31/03                                             $0.689                $0.907                  23

         From 1/1/04 to 12/31/04                                             $0.907                $1.066                  21


SCUDDER VIT EQUITY 500 INDEX FUND
===================================================================================================================================
         From 3/19/02* to 12/31/02                                           $1.000                $0.816                  21
         From 1/1/03 to 12/31/03                                             $0.816                $1.033                  34

         From 1/1/04 to 12/31/04                                             $1.033                $1.128                 335


TECHNOLOGY PORTFOLIO
===================================================================================================================================
         From 3/2/01* to 12/31/01                                            $1.000                $0.676                 172
         From 1/1/02 to 12/31/02                                             $0.676                $0.341                 411
         From 1/1/03 to 12/31/03                                             $0.341                $0.497                 423

         From 1/1/04 to 12/31/04                                             $0.497                $0.483                 384


WANGER INTERNATIONAL SELECT
===================================================================================================================================
         From 3/26/01* to 12/31/01                                           $1.000                $0.902                  65
         From 1/1/02 to 12/31/02                                             $0.902                $0.755                  84
         From 1/1/03 to 12/31/03                                             $0.755                $1.052                  77

         From 1/1/04 to 12/31/04                                             $1.052                $1.292                  79


WANGER INTERNATIONAL SMALL CAP
===================================================================================================================================
         From 2/22/01* to 12/31/01                                           $1.000                $0.787                 145
         From 1/1/02 to 12/31/02                                             $0.787                $0.670                 327
         From 1/1/03 to 12/31/03                                             $0.670                $0.985                 326

         From 1/1/04 to 12/31/04                                             $0.985                $1.267                 357


WANGER SELECT
===================================================================================================================================
         From 4/25/01* to 12/31/01                                           $1.000                $1.138                  11
         From 1/1/02 to 12/31/02                                             $1.138                $1.038                 103
         From 1/1/03 to 12/31/03                                             $1.038                $1.340                  97

         From 1/1/04 to 12/31/04                                             $1.340                $1.579                 108


WANGER U.S. SMALLER COMPANIES
===================================================================================================================================
         From 2/22/01* to 12/31/01                                           $1.000                $1.098                 264
         From 1/1/02 to 12/31/02                                             $1.098                $0.902                 667
         From 1/1/03 to 12/31/03                                             $0.902                $1.275                 765

         From 1/1/04 to 12/31/04                                             $1.275                $1.490                 663



*Date subaccount began operations.

                                                                     [VERSION D]

                            PHOENIX SPECTRUM EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")


PROSPECTUS                                                           MAY 1, 2005


This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series

[diamond] Phoenix-AIM Growth Series
          (fka, Phoenix-MFS Investors Growth Stock Series)
[diamond] Phoenix-Alger Small-Cap Growth Series
          (fka, Phoenix-State Street Research Small-Cap Growth Series)

[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series

[diamond] Phoenix-Duff & Phelps Real Estate Securities Series

[diamond] Phoenix-Engemann Capital Growth Series

[diamond] Phoenix-Engemann Growth and Income Series
          (fka, Phoenix-Oakhurst Growth and Income Series)
[diamond] Phoenix-Engemann Small-Cap Growth Series
          (fka, Phoenix-Engemann Small & Mid-Cap Growth Series)
[diamond] Phoenix-Engemann Strategic Allocation Series
          (fka, Phoenix-Oakhurst Strategic Allocation Series)
[diamond] Phoenix-Engemann Value Equity Series
          (fka, Phoenix-Oakhurst Value Equity Series)

[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series
[diamond] Phoenix-Lazard International Equity Select Series

[diamond] Phoenix-Northern Dow 30 Series

[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series

[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series

[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Mid Cap Core Equity Fund

[diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund

[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
[diamond] Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Bond-Debenture Portfolio
[diamond] Growth and Income Portfolio
[diamond] Mid-Cap Value Portfolio


THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Juno Fund
[diamond] Rydex Variable Trust Nova Fund
[diamond] Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
[diamond] Scudder VIT EAFE(R) Equity Index Fund
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies


    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2005, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number below. A table of contents for the SAI appears on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:           [envelope]   PHOENIX LIFE INSURANCE COMPANY
                                                                  ANNUITY OPERATIONS DIVISION
                                                                  PO Box 8027
                                                                  Boston, MA 02266-8027

                                                     [telephone]  TELEPHONE NUMBER 800/541-0171

                                TABLE OF CONTENTS

Heading                                                    Page
----------------------------------------------------------------


GLOSSARY OF SPECIAL TERMS ................................    3
SUMMARY OF EXPENSES.......................................    5
CONTRACT SUMMARY..........................................    9
FINANCIAL HIGHLIGHTS......................................   10
PERFORMANCE HISTORY.......................................   10
THE VARIABLE ACCUMULATION ANNUITY.........................   11
PHOENIX AND THE SEPARATE ACCOUNT .........................   11
INVESTMENTS OF THE SEPARATE ACCOUNT.......................   11
GIA.......................................................   12
PURCHASE OF CONTRACTS.....................................   12
DEDUCTIONS AND CHARGES....................................   13
   Annual Administrative Charge...........................   13
   Daily Administrative Fee...............................   13
   Guaranteed Minimum Income Benefit Rider Fee............   13
   Guaranteed Minimum Accumulation Benefit Fee............   13
   Mortality and Expense Risk Fee.........................   13
   Tax....................................................   14
   Transfer Charge........................................   14
   Reduced Fees, Credits and Excess Interest..............   14
   Other Charges..........................................   14
THE ACCUMULATION PERIOD...................................   15
   Accumulation Units.....................................   15
   Accumulation Unit Values...............................   15
   Internet, Interactive Voice Response and
     Telephone Transfers .................................   15
   Disruptive Trading and Market Timing...................   16
   Optional Programs and Riders...........................   17
   Surrender of Contract; Partial Withdrawals.............   21
   Contract Termination...................................   21
   Payment Upon Death Before Maturity Date ...............   21
THE ANNUITY PERIOD........................................   23
   Annuity Payments.......................................   23
   Annuity Payment Options ...............................   23
   Other Conditions.......................................   25
   Payment Upon Death After Maturity Date.................   25
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   25
   Valuation Date.........................................   25
   Valuation Period.......................................   26
   Accumulation Unit Value................................   26
   Net Investment Factor..................................   26
MISCELLANEOUS PROVISIONS..................................   26
   Assignment.............................................   26
   Death Benefit..........................................   26
   Payment Deferral.......................................   26
   Free Look Period.......................................   26
   Amendments to Contracts................................   27
   Substitution of Fund Shares............................   27
   Ownership of the Contract..............................   27
FEDERAL INCOME TAXES......................................   27
   Introduction...........................................   27
   Income Tax Status......................................   27
   Taxation of Annuities in General--Nonqualified Plans...   27
   Additional Considerations..............................   28
   Owner Control..........................................   29
   Diversification Standards .............................   30
   Taxation of Annuities in General--Qualified Plans......   30
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   33
SERVICING AGENT...........................................   34
STATE REGULATION..........................................   34
REPORTS...................................................   34
VOTING RIGHTS.............................................   34
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   34
LEGAL MATTERS.............................................   34
SAI TABLE OF CONTENTS.....................................   34
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - DEDUCTIONS FOR TAXES.........................  B-1
APPENDIX C - FINANCIAL HIGHLIGHTS.........................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the maturity date and amounts held under Annuity Payment Option L.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

ANNUITANT(S)/JOINT ANNUITANT: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.


CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC)
Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An annuity payment option providing payments with a fixed dollar amount after the first payment is made.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant's 95th birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

MINIMUM GUARANTEED INTEREST RATE: The minimum interest rate credited to amounts held in the GIA. This rate will never be less than the statutory required minimum interest rate under applicable state insurance law.

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

[diamond]  Nonqualified plans--$10,000
[diamond]  Bank draft program--$50
[diamond]  Qualified plans--$2,000


MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for the following contracts:

[diamond]  Non-qualified plans--$500
[diamond] Individual Retirement Annuity (Rollover IRA only)--$100 [diamond] Bank draft program--$50


NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.

VARIABLE PAYMENT ANNUITY: An annuity payment option providing payments that vary with the investment experience of the subaccounts.

SUMMARY OF EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of amount surrendered:

       Age of Premium Payment in Complete Years 0.....      7%
       Age of Premium Payment in Complete Years 1.....      6%
       Age of Premium Payment in Complete Years 2.....      5%         These tables describe the fees and expenses that you will
       Age of Premium Payment in Complete Years 3.....      4%         pay at the time that you purchase the contract, surrender
       Age of Premium Payment in Complete Years 4.....      3%         the contract or transfer value between the subaccounts.
       Age of Premium Payment in Complete Years 5.....      2%         State premium taxes may also be deducted.
       Age of Premium Payment in Complete Years 6.....      1%
       Age of Premium Payment in Complete Years 7+....     None

    Transfer Charge(1)
       Current .......................................     None
       Maximum........................................     $20
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Maximum (2).......................................     $35

GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE (3) (as a percentage of the
Guaranteed annuitization value)
    Maximum...........................................     .60%

GUARANTEED MINIMUM ACCUMULATION BENEFIT
(GMAB) FEE (4) (as a percentage of the
greater of the Guaranteed Amount and contract value)
    Maximum...........................................    1.00%

ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of
average account value)                                                 These tables describe the fees and expenses that you will
                                                                       pay periodically during the time that you own the contract,
    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM                         not including annual fund fees and expenses.
    ------------------------------------------
    Mortality and Expense Risk Fee....................    .975%
    Daily Administrative Fee..........................    .125%
                                                        -------
    Total Annual Separate Account Expenses............   1.100%

    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
    ---------------------------------------
    Mortality and Expense Risk Fee....................   1.125%
    Daily Administrative Fee..........................    .125%
                                                        -------
    Total Annual Separate Account Expenses............   1.250%

    DEATH BENEFIT OPTION 3 - RELIEF AMOUNT 5
    ----------------------------------------
    Mortality and Expense Risk Fee....................   1.275%
    Daily Administrative Fee..........................    .125%
                                                        -------
    Total Annual Separate Account Expenses............   1.400%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                         This table shows the minimum and maximum total operating
                                      Minimum      Maximum             expenses for the year ended 12/31/04, charged by the fund
                                      -------      -------             companies that you may pay periodically during the time
    Total Annual Fund Operating                                        that you own the contract. More detail concerning the
    Expenses (expenses that are                                        funds' fees and total and net fund operating expenses can
    deducted from the fund assets                                      be found after the Expense Examples and are contained in
    include management fees,                                           the fund prospectuses.
    12b-1 fees and other expenses).....  0.29%       2.68%

-----------------------------------------------------------------------------------------------------------------------------------
(1)  We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year.
     See "Transfers."
(2)  This charge is deducted annually on the contract anniversary on a pro rata basis from the investment options selected. See
     "Deductions and Charges."
(3)   The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will be deducted annually on the contract anniversary, only if the rider is selected. See "Optional Programs and Riders."
(4)  The Guaranteed Minimum Accumulation Benefit is an optional benefit. The fee for this benefit will be deducted annually on the contract anniversary only if the benefit is selected and in effect. See "Optional Programs & Riders."
(5)  This death benefit option is subject to state approval.

-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES

If you surrender your contract at the end of the applicable time period, your maximum costs would be:
    DEATH BENEFIT OPTION 1
    ----------------------


                   1 Year   3 Years   5 Years   10 Years
                   -------------------------------------
                    $1,075   $1,791    $2,512   $4,536


    DEATH BENEFIT OPTION 2
    ----------------------


                   1 Year   3 Years   5 Years   10 Years
                   -------------------------------------
                    $1,089   $1,831    $2,578   $4,655


    DEATH BENEFIT OPTION 3
    ----------------------


                   1 Year   3 Years   5 Years   10 Years
                   -------------------------------------
                    $1,103   $1,871    $2,643   $4,773


If you annuitize your contract at the end of the applicable time
period, your maximum costs would be:                                 These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other
    DEATH BENEFIT OPTION 1                                           variable annuity contracts. These costs include contract owner
    ----------------------                                           transaction expenses, contract fees, separate account annual expenses, maximum rider and benefit fees, and the maximum fund
                   1 Year   3 Years   5 Years   10 Years             fees and expenses that were charged for the year ended
                   -------------------------------------             12/31/04.
                    $1,075   $1,791    $2,234   $4,536
                                                                     The examples assume that you invest $10,000 in the contract
    DEATH BENEFIT OPTION 2                                           for the time periods indicated. The examples also assume that
    ----------------------                                           your investment has a 5% return each year and assumes the
                                                                     maximum fees and expenses of any of the funds. Your actual
                   1 Year   3 Years   5 Years   10 Years             costs may be higher or lower based on these assumptions.
                   -------------------------------------
                    $1,089   $1,831    $2,302   $4,655



    DEATH BENEFIT OPTION 3
    ----------------------


                   1 Year   3 Years   5 Years   10 Years
                   -------------------------------------
                    $1,103   $1,871    $2,369   $4,773

If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

    DEATH BENEFIT OPTION 1
    ----------------------

                   1 Year   3 Years   5 Years   10 Years
                   -------------------------------------
                     $442    $1,332    $2,234   $4,536

    DEATH BENEFIT OPTION 2
    ----------------------

                   1 Year   3 Years   5 Years   10 Years
                  --------------------------------------
                     $456    $1,375    $2,302   $4,655

    DEATH BENEFIT OPTION 3
    ----------------------

                   1 Year   3 Years   5 Years   10 Years
                   -------------------------------------
                     $471    $1,417    $2,369   $4,773

-----------------------------------------------------------------------------------------------------------------------------------


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/04)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Investment         Rule
                  Series                      Management Fee    12b-1 Fees   Other Operating Expenses   Total Annual Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                    0.75%             N/A                  0.30%                    1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth                                0.75%             N/A                  0.47%(3)                 1.22%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth                    0.85%             N/A                  0.89%(1)                 1.74%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index         0.45%             N/A                  0.27%(2)                 0.72%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities      0.75%             N/A                  0.29%                    1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                   0.66%             N/A                  0.21%                    0.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income                0.70%             N/A                  0.28%(3)                 0.98%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth                 0.90%             N/A                  0.67%(4)                 1.57%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation             0.58%             N/A                  0.20%                    0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity                     0.70%             N/A                  0.28%(3)                 0.98%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                      0.40%             N/A                  0.24%                    0.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income         0.50%             N/A                  0.23%                    0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond      0.50%(5)          N/A                  0.58%(2)                 1.08%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                    0.70%             N/A                  0.75%(1)                 1.45%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value             0.90%             N/A                  1.78%(1)                 2.68%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select        0.90%             N/A                  0.40%(1)                 1.30%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                           0.35%             N/A                  0.56%(3)                 0.91%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)              0.35%             N/A                  0.74%(3)                 1.09%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value           1.05%             N/A                  0.29%(3)                 1.34%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value         1.05%             N/A                  0.38%(3)                 1.43%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                     0.80%             N/A                  0.38%(4)                 1.18%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                    0.75%             N/A                  0.33%                    1.08%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily waived the management fee for the period through May 31, 2004, giving an annual management fee of less than 0.50% of the series' average net assets for 2004. Without the waiver, the annual management fee rate is 0.50%. The chart below, showing net annual fund expenses, assumes the 0.50% rate for this series.
(6) The chart below shows net annual fund expenses after voluntary reimbursements by the advisor.

                                                     Net Annual Fund                                                 Net Annual Fund
                                                     ---------------                                                 ---------------
               Series                 Reimbursements     Expenses                 Series               Reimbursements    Expenses
               ------                 --------------     --------                 ------               --------------    --------
Phoenix-AIM Growth                        (0.22%)          1.00%    Phoenix-Kayne Small-Cap Quality Value  (1.63%)         1.05%
Phoenix-Alger Small-Cap Growth            (0.74%)          1.00%    Phoenix-Lazard International Equity
Phoenix-Alliance/Bernstein Enhanced                                  Select                                (0.25%)         1.05%
 Index                                    (0.07%)          0.65%    Phoenix-Northern Dow 30                (0.31%)         0.60%
Phoenix-Engemann Growth and Income        (0.03%)          0.95%    Phoenix-Northern Nasdaq-100 Index(R)   (0.49%)         0.60%
Phoenix-Engemann Small-Cap Growth         (0.32%)          1.25%    Phoenix-Sanford Bernstein Mid-Cap
Phoenix-Engemann Value Equity             (0.03%)          0.95%     Value                                 (0.04%)         1.30%
Phoenix-Goodwin Multi-Sector Short                                  Phoenix-Sanford Bernstein
 Term Bond                                (0.38%)          0.70%     Small-Cap Value                       (0.13%)         1.30%
Phoenix-Kayne Rising Dividends            (0.60%)          0.85%    Phoenix-Seneca Mid-Cap Growth          (0.03%)         1.15%

     (NOTE: Each or all of the voluntary expense reimbursements noted in the chart above may be changed or eliminated at anytime without notice.)


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Net Annual
                                                               Rule                                               Fund Expenses
                                                 Investment  12b-1 or    Other                     Contractual        After
                                                 Management   Service  Operating   Total Annual   Reimbursements  Reimbursements
                     Series                         Fee        Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.61%       N/A       0.30%         0.91%         (0.00%)           0.91%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                  0.73%       N/A       0.31%         1.04%         (0.00%)           1.04%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       0.61%       N/A       0.30%         0.91%         (0.00%)           0.91%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%       N/A       0.12%         0.97%         (0.00%)           0.97%
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Net Annual
                                                               Rule                                               Fund Expenses
                                                 Investment  12b-1 or    Other                     Contractual        After
                                                 Management   Service  Operating   Total Annual   Reimbursements  Reimbursements
                     Series                         Fee        Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   0.60%       0.25%(1)  0.13%         0.98%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary       0.60%       0.25%(1)  0.14%         0.99%           ---             ---(11)
Shares
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                        0.57%       0.10%     0.11%(2)      0.78%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                 0.58%       0.10%     0.14%(2)      0.82%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                               0.58%       0.10%     0.10%(2)      0.78%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%       0.25%(4)  0.15%         1.00%         (0.00%)           1.00%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  0.68%       0.25%     0.19%         1.12%         (0.05%)(5)        1.07%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   0.79%(3)    0.25%(4)  0.07%         1.11%         (0.00%)           1.11%
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio              0.75%       0.25%     0.37%         1.37%         (0.12%)(6)        1.25%
----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                           0.50%       N/A       0.48%         0.98%         (0.08%)(7)        0.90%
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                        0.50%       N/A       0.39%         0.89%         (0.00%)           0.89%
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                            0.75%       N/A       0.42%         1.17%         (0.00%)           1.17%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                     0.90%       N/A       0.73%         1.63%         (0.00%)           1.63%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                     0.75%       N/A       0.71%         1.46%         (0.00%)           1.46%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund          0.90%       N/A       0.73%         1.63%         (0.00%)           1.63%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund              0.45%       N/A       0.37%         0.82%         (0.17%)(8)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                  0.20%       N/A       0.09%         0.29%         (0.00%)           0.29%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                               0.80%       N/A       0.49%         1.29%(9)        ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                        1.00%       N/A       0.43%         1.43%         (0.01%)(10)       1.42%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     1.17%       N/A       0.19%         1.36%         (0.16%)(10)       1.20%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                      0.95%       N/A       0.15%         1.10%         (0.10%)(10)       1.00%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      0.92%       N/A       0.08%         1.00%         (0.01%)(10)       0.99%
----------------------------------------------------------------------------------------------------------------------------------

(1) The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at anytime.
(3) The fund administration fee is paid indirectly through the management fee.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton Money Market Fund (the Sweep Fund). This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees is 0.63% for the Templeton Foreign Securities Fund.
(6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.
(7) For the year ending December 31, 2004, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
(8) The advisor has contractually agreed, for the one-year period beginning May 1, 2005, to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets.
(9) The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the operating expense limitation of 1.15%.
(10)Management fees have been restated to reflect contractual changes to the management fee for the fund as of February 10, 2005. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004.
(11)The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                      Reimbursements  Net Annual Fund                                Reimbursements  Net Annual Fund
                                      --------------  ---------------                                --------------  ---------------
               Series                   & Waivers         Expenses                 Series               & Waivers       Expenses
               ------                   ---------         --------                 ------               ---------       --------
Federated Fund for U.S. Government                                  VIP Growth Opportunities
 Securities II                           (0.26%)           0.72%     Portfolio                            (0.02%)         0.80%
Federated High Income Bond Fund II -                                VIP Growth Portfolio                  (0.03%)         0.75%
 Primary Shares                          (0.25%)           0.74%    Technology Portfolio                  (0.14%)         1.15%
VIP Contrafund(R) Portfolio              (0.02%)           0.76%

  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at anytime without notice.)


CONTRACT SUMMARY
-------------------------------------------------------------------------------

    This summary describes the general provisions of the annuity contract.

    Certain provisions of the annuity contract described in this prospectus may differ in a particular state because of specific state requirements.


    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.


Certain terms used throughout the prospectus have been defined and can be found in "Glossary of Special Terms" in the front of this prospectus.


OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that, generally, they would not benefit from the tax deferral provided by an annuity contract and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds, while investments in the GIA provide guaranteed interest earnings subject to certain conditions. For more information, see "Investments of the Account," and "GIA."

    You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS
[diamond]  Other than the minimum initial payment, there are no required premium payments.

[diamond]  You may make premium payments anytime until the maturity date.

[diamond]  You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
[diamond]  Generally, the minimum initial premium payment is $2,000 for a qualified plan and $5,000 for nonqualified plans. For more information, see "Purchase of Contracts."


ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond]  Premium payments are invested in one or more of the subaccounts and the GIA.

[diamond]  Transfers between the subaccounts and from the subaccounts into the
           GIA can be made anytime. Transfers from the GIA are subject to rules discussed in the section, "GIA" and in "The Accumulation Period--Transfers."

[diamond]  The contract value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.

[diamond]  The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to March 31, 2003, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after March 31, 2003, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1.5% and 3%).

[diamond]  For contracts issued on or after March 31, 2003, payments and transfers to the GIA are subject to the Maximum GIA Percentage. The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.

WITHDRAWALS
[diamond]  You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.

[diamond]  Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary. For more information, see "Deductions and Charges--Surrender Charges."

[diamond]  Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

[diamond]  Prior to the maturity date, contract owners who have elected the
           Guaranteed Minimum Income Benefit Rider ("GMIB"), may request partial withdrawals to be made either pro rata from all subaccounts and the GIA or from a specific investment option.

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
[diamond]  Annual Administrative Charge--currently, $35 each year. For more information, see "Deductions and Charges."

[diamond]  Guaranteed Minimum Income Benefit Rider Fee--for contracts issued before September 8, 2003, the fee equals 0.40% multiplied by the guaranteed annuitization value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the guaranteed annuitization value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond]  Guaranteed Minimum Accumulation Benefit Fee--for contracts issued on or after October 11, 2004, the fee equals 0.50%, multiplied by the greater of the guaranteed amount or contract value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond]  Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. This charge is intended to recoup the costs incurred in issuing the contract. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

--------------------------------------------------------------
Percent                 7%   6%   5%   4%   3%  2%   1%   0%
--------------------------------------------------------------
Complete Premium
Payment Years           0     1    2   3    4    5    6   7+
--------------------------------------------------------------

diamond]   Taxes--from the contract value upon premium payment or annuitization.

           o Phoenix will reimburse itself for such taxes upon the remittance to the applicable state.

[diamond]  Transfer Charge--currently, there is no transfer charge; however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

FROM THE SEPARATE ACCOUNT
[diamond]  Daily administrative fee--currently, 0.125% annually. For more information, see "Deductions and Charges."

[diamond]  Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Deductions and Charges."

OTHER CHARGES OR DEDUCTIONS
    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT
    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

DEATH BENEFIT OPTIONS
    The contract offers three death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

    For more information, see "The Accumulation Period --Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period."

TERMINATION
    If on any valuation date the total contract value equals zero, the contract will immediately terminate without value.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past 10 years, or since the subaccount began operations, if less. These tables are highlights only.

    More information, including the Separate Account and Company Financial Statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.


    There are different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix C.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one, five and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which may vary by state). See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
-------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than Phoenix. To the extent that premium payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case Phoenix will guarantee specified monthly annuity payments.

    You select the investment objective of your contract on a continuing basis by directing the allocation of premium payments and the reallocation of the contract value among the subaccounts or the GIA.


PHOENIX AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix. As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.

    Our executive and administrative office is located at One American Row, Hartford, Connecticut, 06102-5056. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    On June 21, 1982, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Phoenix Life Insurance Company.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains or losses of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix Life Insurance Company.

    Contributions to the GIA are not invested in the Separate Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information, see "GIA."


INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS o The Phoenix Edge Series Fund o AIM Variable Insurance Funds o The Alger American Fund o Federated Insurance Series o Fidelity(R) Variable Insurance Products


[diamond]  Franklin Templeton Variable Insurance Products Trust
[diamond]  Lazard Retirement Series
[diamond]  Lord Abbett Series Fund, Inc.
[diamond]  Scudder Investments VIT Funds
[diamond]  The Universal Institutional Funds, Inc.
[diamond]  Wanger Advisors Trust


    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.


    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling AOD at the address or telephone number provided on the front page of this prospectus.


    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
--------------------------------------------------------------------------------
    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]  Year One:       25% of the total value
[diamond]  Year Two:       33% of remaining value
[diamond]  Year Three:     50% of remaining value
[diamond]  Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS
    For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. These restrictions are subject to state insurance department approval.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial premium payments of:

[diamond]  Nonqualified plans--$5,000

[diamond]  Bank draft program--$50

           o You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available subaccount or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.

[diamond]  Qualified plans--$2,000

           o  We require minimum subsequent premium payments of $100.

    Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

    Premium payments received under the contract will be allocated in any combination to any subaccount or GIA in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group;
(2) the method and frequency of premium payments; and

(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

    For contract issued on or after March 31, 2003, payments to the GIA are subject to the Maximum GIA Percentage.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts or GIA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described below. (This fee is not deducted from the GIA.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE
    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount and GIA, if available, bearing a pro rata share of such fee based on the proportionate contract value of each subaccount and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

GUARANTEED MINIMUM ACCUMULATION BENEFIT FEE

    Currently, the fee is equal to 0.50%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. However, we reserve the right to charge up to 1.00%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. The fee is deducted on each contract anniversary during the ten year term. If this benefit terminates on the contract anniversary prior to the end of the term for any reason other than death or annuitization, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or annuitization, a pro-rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the fee if the benefit terminates due to death or annuitization.


MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is assessed against the daily net assets of the subaccounts and varies based on the death benefit option you selected. The charge under each death benefit option is equal to the following percentages on an annual basis:

  ------------------------------------------------------------
     DEATH BENEFIT       DEATH BENEFIT      DEATH BENEFIT
   OPTION 1 - RETURN   OPTION 2 - ANNUAL  OPTION 3 - RELIEF
       OF PREMIUM           STEP-UP             AMOUNT
  ------------------------------------------------------------
         .975%              1.125%              1.275%
  ------------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    No mortality and expense risk fee is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

SURRENDER CHARGES

    A surrender charge may apply to partial withdrawals or a full surrender of the contract. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because the are not deducted from premiums. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount, death benefits and annuitization after one year. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for five years. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.


    The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

--------------------------------------------------------------
Percent                 7%   6%   5%   4%   3%  2%   1%   0%
--------------------------------------------------------------
Complete Premium
Payment Years           0    1    2    3    4    5   6    7+
--------------------------------------------------------------

    Surrender charges imposed in connection with partial withdrawals will be deducted from the subaccounts and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

TAX

    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.


TRANSFER CHARGE
    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.


REDUCED FEES, CREDITS AND EXCESS INTEREST
    We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, credit additional amounts, or credit excess interest when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:


(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge credit of additional amounts or bonus Guaranteed Interest Rates will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial premium payment will be applied within two days of receipt at our Annuity Operations Division if the application or order form for a contract is complete. If an incomplete application or order form is completed within five business days of receipt by our Annuity Operations Division, your premium payment will be applied within two days. If our Annuity Operations Division does not accept the application or order form within five business days of receipt by our Annuity Operations Division, then your premium payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application or order form is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional premium payments allocated to the GIA is deposited on the date of receipt of the premium payment at our Annuity Operations Division. Additional premium payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the premium payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.


INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

    PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.


    Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts or the GIA subject to the limitations established for the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts or the GIA does not automatically change the premium payment allocation schedule of your contract.


    You may also request transfers and changes in premium payment allocations among available subaccounts or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.


    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.


    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing". There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."


    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first contract year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the contract value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

DISRUPTIVE TRADING AND MARKET TIMING
    Your ability to make transfers among subaccounts under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other contract owners. These risks and harmful effects include:

[diamond]  dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond]  an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]  increased brokerage and administrative expenses.

    To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

    Under our current Disruptive Trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):

[diamond]  limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]  restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond]  require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]  impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]  impose other limitations or restrictions.


    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency for a given contract owners's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in market timing while others will bear the effects of their market timing.


    Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the contract owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while also abiding by any rights that contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.


    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in market timing while others will bear the effects of their market timing.


    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

OPTIONAL PROGRAMS AND RIDERS
    If you should elect any of the programs listed below, your limit of 12 transfers per contract year will not be affected.

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

    For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premiums allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premiums allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA.


    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.


    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge associated with participation in this program.


INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ASSET ALLOCATION MODEL PROGRAM
    We offer five asset allocation models from which you may choose for use with this benefit. Asset allocation is the distribution of investments among various participating subaccounts and involves decisions about which subaccount should be selected and how much of the total contract value should be allocated to each subaccount. The strategy behind asset allocation models is that diversification among subaccounts may help reduce volatility over the long-term.

    PHL Variable and Ibbotson Associates have developed five asset allocation models, each comprised of carefully selected combinations of subaccounts. The asset allocation models approved for use with the GMAB are:

o   Model 1 - Conservative
o   Model 2 - Moderately Conservative
o   Model 3 - Moderate
o   Model 4 - Moderately Aggressive
o   Model 5 - Aggressive

    When you select an asset allocation model, your initial premium payment and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments. Subject to regulatory requirements and approvals, in the future we may offer other reallocation services. There is no charge associated with participating in this program.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary follows the older annuitant's 85th birthday.

    D=   any tax may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.
4.  each contract anniversary.

RIDER FEE

    There is a fee associated with the GMIB rider. Please see "Guaranteed Minimum Income Benefit Rider Fee" in Section "Deductions and Charges."


TERMINATION OF THIS RIDER
    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond]  The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond]  The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond]  The GMIB is irrevocable once elected.

[diamond]  You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond]  The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond]  You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond]  The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")
    The GMAB is available with contracts issued on or after October 11, 2004 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. This benefit must be elected prior to issue and may be terminated at any time by request.

    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges."

    The benefit is available if each owner and annuitant are less than 81 years old on the rider date. The GMAB is only available if you allocate your premiums to an approved asset allocation model for the term of the benefit. Currently, the asset allocation models approved for use with the GMAB are:

o   Model 1 - Conservative
o   Model 2 - Moderately Conservative
o   Model 3 - Moderate
o   Model 4 - Moderately Aggressive
o   Model 5 - Aggressive

    When you select an asset allocation model, your initial premium payment and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments. Subject to regulatory requirements and approvals, in the future we may offer other reallocation services.

    For more information, see "Asset Allocation Model Program."

GUARANTEED AMOUNT
    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:

    A =  the contract value on the rider date.

    B = 100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

    C = pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the contract value immediately prior to the withdrawal.

    Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

ADDITIONAL AMOUNT
    If on the last day of the term:

o the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.

o the contract value is greater than or equal to the guaranteed amount base; we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.

o the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

BENEFIT TERMINATION
    This benefit will terminate at the end of the term or upon the occurrence of any of the following:

o the date that any portion of the contract value is not invested according to an asset allocation model established and maintained by us for the benefit;

o   the date that a full surrender is made;

o the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

o   the contract annuitizes; or

o   the termination of the contract.

    If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.

CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation the contract value is zero. Phoenix will notify you in writing that the contract has terminated.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?
[diamond]  DEATH OF AN OWNER
           If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond]  DEATH OF AN OWNER - MULTIPLE OWNERS
           If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond]  DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
           If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of an annuitant or joint annuitant will not cause the death benefit to be paid.

[diamond]  SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
           If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the current death benefit option will remain in effect.

[diamond]  OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
           If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply.

[diamond]  DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
           Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:
              a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
              b)  the contract value on the claim date.

[diamond]  DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
           This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

           Upon the death of the owner who has not attained age 80, the death benefit is the greater of:

              a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
              b)  the contract value on the claim date; or
              c)  the annual step-up amount (as defined below).

           Upon the death of the owner who has attained age 80, the death benefit is the greater of:

              a) the death benefit in effect at the end of the contract year prior to the owner turning age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner reaching age 80; or
              b)  the contract value on the claim date.

           If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

           Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

           Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

[diamond]  DEATH BENEFIT OPTION 3--RELIEF AMOUNT
           The availability of this option is subject to state approval.

           This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76 on the contract date.

           Upon the death of the owner who has not attained age 70 on the contract date, the death benefit is the greater of:

              a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
              b) the contract value on the claim date plus 40% of the relief amount (as defined below).

           Upon death of the owner who has attained age 70, but is less than 76 on the contract date, the death benefit is the greater of:
              a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
              b) the contract value on the claim date plus 25% of the relief amount (as defined below).

           If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, we will calculate the death benefit using the surviving spouse's attained age as of the date we continue the contract.

           ACCUMULATION ENHANCEMENT
           Death Benefit Option 3 includes an accumulation enhancement. This enhancement provides monetary assistance during confinement in an assisted care living facility or nursing home if the following conditions are met:
           o 120 consecutive days of confinement prior to the maturity date, after the first contract year; and
           o  the 120 days must occur prior to the owner attaining age 91.

           The enhancement provides:
           o that we will pay 40% of the relief amount (if the owner has not attained age 70 on the contract date) or 25% of the relief amount (if the owner is between the ages of 70-75 on the contract date);
           o that the amount we pay under this enhancement will not be paid in a lump sum but will be credited to the contract value over a period of 50 months, in the amount of 2% per month, while the owner is alive;
           o that even if the owner is dismissed from the facility/ nursing home prior to the 50 months expiring, we will continue to increase the contract value for 50 months;
           o that the maximum amount we will pay under this enhancement (and all similar enhancements issued by us or an affiliated company) for the owner is $750,000; and
           o this benefit is separate from the relief amount that is calculated at death.

           The monthly benefit payments will be added to the contract value according to the current allocation schedule on file. The owner can remove the payments from the contract value via partial withdrawals and surrender charges will be waived.

           Relief Amount: the relief amount is equal to the contract value less modified premium payments not to exceed the following maximum amount:

           o When the age of the eldest owner on the contract date is less than 70, the maximum relief amount equals 200% multiplied by:

              1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

              2) the sum of premium payments (made during the prior 12 months of the death benefit calculation date) minus

              3) the sum of monthly benefits (as defined below) credited to the contract value.

           o When the eldest owner on the contract date is between the ages of 70 - 75, the maximum relief amount equals 100% multiplied by:

              1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

              2) the sum of premium payments (made during the 12 months prior to the death benefit calculation date) minus

              3) the sum of monthly benefits (as defined below) credited to the contract value.

           Modified Premium Payments: equals the sum of all premium payments plus monthly benefits (as defined below), if any, minus the amount that each partial withdrawal exceeds the difference between the contract value and the modified premium payments prior the partial withdrawal. If there are no partial withdrawals or the partial withdrawal does not exceed the difference, the value is zero.

           Monthly Benefit: is the monthly amount credited to the contract value when a claim under the Accumulation Enhancement is being paid.

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity payment option. Any such annuity payment option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax" and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.


THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS
    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a fixed payment annuity is selected. No surrender charge is taken. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS

    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to AOD on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L.


    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.


    The level of annuity payments payable under the following annuity payment options is based upon the annuity payment option selected, and such factors as the age of the annuitant, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.


    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
     A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
     A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVOR VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1) the net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus

2) the sum of the annuity units released from the subaccount to make the payments under this option.

    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable annuity payment options except Annuity Payment Option M.


PAYMENT UPON DEATH AFTER MATURITY DATE

    If an owner dies on or after the maturity date and there is no surviving owner, any remaining period certain annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining period certain annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
     A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

--------------------------------------------------------
New Year's Day                    Independence Day
--------------------------------------------------------
Martin Luther King, Jr. Day       Labor Day
--------------------------------------------------------

Presidents Day                    Thanksgiving Day

--------------------------------------------------------
Good Friday                       Christmas Day
--------------------------------------------------------
Memorial Day
--------------------------------------------------------


VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Option 1.

DEATH BENEFIT
    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
    Payment of the contract value in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any premium payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts and/or the GIA according to your instructions. We may use the

Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of Phoenix's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required and, where required, one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.


    Separate tax withdrawal penalties apply to qualified plans. See "Taxation of Annuities in General--Qualified Plans--Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."


ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

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

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond]  55% in any 1 investment
[diamond]  70% in any 2 investments
[diamond]  80% in any 3 investments
[diamond]  90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS

    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut 06115. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.


    Contracts may also be purchased through other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount, which may not exceed 7.25% of the payments under the contract. We will pay any such amount paid with respect to contracts sold through other broker-dealers to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Deductions and Charges") may be used as reimbursement for commission payments.


    To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

SERVICING AGENT
--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2005 is 0.073% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


----------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
----------------------------------------------------------

             2002                          N/A
----------------------------------------------------------
             2003                     $1.7 Million
----------------------------------------------------------
             2004                     $2.2 Million

----------------------------------------------------------


STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated before, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable you to give your instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------
    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.


SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:

[diamond]  Phoenix Life Insurance Company
[diamond]  Underwriter
[diamond]  Performance History
[diamond]  Calculation of Yield and Return
[diamond]  Calculation of Annuity Payments
[diamond]  Experts
[diamond]  Separate Account Financial Statements
[diamond]  Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Investment Type
                                                ------------------------------------------------------------------------------------
                 Subaccount                      Aggressive Growth   Conservative   Growth   Growth & Income   Income   Specialty
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                 |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                                               |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                  |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                     |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                                     |X|

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                               |X|

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Duff & Phelps
                                                   Phoenix        Phoenix       Investment      AIM      Engemann    Fred Alger
                                                  Investment      Variable      Management    Advisors,    Asset     Management,
                 Subaccount                      Counsel, Inc.  Advisors, Inc.      Co.         Inc.     Management     Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                               |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series               |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                                        |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------

Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Fidelity
                                                   Deutsche     Federated     Management   Franklin     Lazard      Lord,
                                                    Asset       Investment      and         Mutual      Asset      Abbett
                                                  Management,   Management    Research     Advisers,  Management    & Co.
                Subaccount                           Inc.        Company       Company       LLC         LLC         LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                                              |X|

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                    Morgan
                                                   Stanley                   Templeton   Templeton      Wanger
                                                  Investment      Rydex        Global    Investment     Asset
                                                  Management      Global      Advisors    Counsel,    Management,
                Subaccount                           Inc.        Advisors     Limited       LLC          L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Subadvisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                     Aberdeen       AIM       Alliance                 Fred
                                                                      Asset       Capital     Capital     Engemann     Alger
                                                                    Management   Management, Management,   Asset     Management,
                      Subaccount                                       Inc.         Inc.        L.P.     Management     Inc.

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                  |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                                        |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Subadvisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Kayne               Lazard      Northern       Seneca
                                                                Anderson Rudnick         Asset        Trust         Capital
                                                              Investment Management,   Management   Investments,   Management,
                      Subaccount                                      LLC                 LLC          N.A.           LLC

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------


APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00


NOTE: The above tax deduction rates are as of January 1, 2005. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."


--------------------------
* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX C - FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  Phoenix Life Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $1.000                $0.865                  1
         From 1/1/03 to 12/31/03                                           $0.865                $1.128                 23

         From 1/1/04 to 12/31/04                                           $1.128                $1.347                 96

PHOENIX-AIM GROWTH
====================================================================================================================================
         From 9/3/02* to 12/31/02                                          $1.000                $0.732                  9
         From 1/3/03 to 12/31/03                                           $0.732                $0.875                 41
         From 1/1/04 to 12/31/04                                           $0.875                $0.902                 95

PHOENIX-ALGER SMALL-CAP GROWTH

====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $1.000                $1.004                  1
         From 1/1/03 to 12/31/03                                           $1.004                $1.523                 16

         From 1/1/04 to 12/31/04                                           $1.523                $1.539                 31


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.768                  3
         From 1/1/03 to 12/31/03                                           $0.768                $0.958                 13

         From 1/1/04 to 12/31/04                                           $0.958                $1.041                 13


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $1.078                 15
         From 1/1/03 to 12/31/03                                           $1.078                $1.474                 68

         From 1/1/04 to 12/31/04                                           $1.474                $1.964                168


PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $1.000                $0.784                 15
         From 1/1/03 to 12/31/03                                           $0.784                $0.981                 41

         From 1/1/04 to 12/31/04                                           $0.981                $1.019                122

PHOENIX-ENGEMANN GROWTH AND INCOME

====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.778                 20
         From 1/1/03 to 12/31/03                                           $0.778                $0.981                 88

         From 1/1/04 to 12/31/04                                           $0.981                $1.072                319

PHOENIX-ENGEMANN SMALL-CAP GROWTH
====================================================================================================================================

         From 9/3/02* to 12/31/02                                          $1.000                $0.780                  7
         From 1/1/03 to 12/31/03                                           $0.780                $1.129                 34


         From 1/1/04 to 12/31/04                                           $1.129                $1.225                 45


PHOENIX-ENGEMANN STRATEGIC ALLOCATION
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $1.000                $0.897                 12
         From 1/1/03 to 12/31/03                                           $0.897                $1.064                 23

         From 1/1/04 to 12/31/04                                           $1.064                $1.131                 46


*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------


PHOENIX-ENGEMANN VALUE EQUITY

====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.791                 23
         From 1/1/03 to 12/31/03                                           $0.791                $0.969                 95

         From 1/1/04 to 12/31/04                                           $0.969                $1.083                258


PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $1.002                 45
         From 1/1/03 to 12/31/03                                           $1.002                $0.998                 36

         From 1/1/04 to 12/31/04                                           $0.998                $0.995                 92


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 6/14/02* to 12/31/02                                         $1.000                $1.075                 20
         From 1/1/03 to 12/31/03                                           $1.075                $1.218                164

         From 1/1/04 to 12/31/04                                           $1.218                $1.287                382


PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
         From 10/16/03* to 12/31/03                                        $1.000                $1.023                 12

         From 1/1/03 to 12/31/03                                           $1.023                $1.066                 65


PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $1.000                $0.961                  1
         From 1/1/03 to 12/31/03                                           $0.961                $1.132                 27

         From 1/1/04 to 12/31/04                                           $1.132                $1.179                137


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================

         From 1/1/04 to 12/31/04                                           $1.000                $1.487                 20


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
         From 11/29/02* to 12/31/02                                        $1.000                $0.954                 11
         From 1/1/03 to 12/31/03                                           $0.954                $1.224                 66

         From 1/1/04 to 12/31/04                                           $1.224                $1.403                222


PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.807                 10
         From 1/1/03 to 12/31/03                                           $0.807                $1.017                 67

         From 1/1/04 to 12/31/04                                           $1.017                $1.053                161


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 6/4/03* to 12/31/03                                          $1.000                $1.001                 22

         From 1/1/04 to 12/31/04                                           $1.001                $1.089                125


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 6/24/02* to 12/31/02                                         $1.000                $0.855                 10
         From 1/1/03 to 12/31/03                                           $0.855                $1.192                 54

         From 1/1/04 to 12/31/04                                           $1.192                $1.420                142


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 6/24/02* to 12/31/02                                         $1.000                $0.861                 14
         From 1/1/03 to 12/31/03                                           $0.861                $1.225                 50

         From 1/1/04 to 12/31/04                                           $1.225                $1.486                 90


PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 9/10/02* to 12/31/02                                         $1.000                $0.690                  2
         From 1/1/03 to 12/31/03                                           $0.690                $0.879                  3

         From 1/1/04 to 12/31/04                                           $0.879                $0.927                 13


*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 11/1/02* to 12/31/02                                         $1.000                $0.692                  3
         From 1/1/03 to 12/31/03                                           $0.692                $0.939                  9

         From 1/1/04 to 12/31/04                                           $0.939                $0.979                 17


AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 9/3/02* to 12/31/02                                          $1.000                $0.774                  7
         From 1/1/03 to 12/31/03                                           $0.774                $0.992                 50

         From 1/1/04 to 12/31/04                                           $0.992                $1.046                112

AIM V.I. MID CAP CORE EQUITY

====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.863                  2
         From 1/1/03 to 12/31/03                                           $0.863                $1.094                  7

         From 1/1/04 to 12/31/04                                           $1.094                $1.017                 35


AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.733                  1
         From 1/1/03 to 12/31/03                                           $0.773                $0.906                  6

         From 1/1/04 to 12/31/04                                           $0.906                $0.948                 22


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 6/14/02* to 12/31/02                                         $1.000                $0.702                  9
         From 1/1/03 to 12/31/03                                           $0.702                $0.936                 55

         From 1/1/04 to 12/31/04                                           $0.936                $1.001                104


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $1.065                176
         From 1/1/03 to 12/31/03                                           $1.065                $1.072                681

         From 1/1/04 to 12/31/04                                           $1.072                $1.104              1,086


FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 9/3/02* to 12/31/02                                          $1.000                $0.998                 12
         From 1/1/03 to 12/31/03                                           $0.998                $1.206                 90

         From 1/1/04 to 12/31/04                                           $1.206                $1.318                198


VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.891                 13
         From 1/1/03 to 12/31/03                                           $0.891                $1.132                 73

         From 1/1/04 to 12/31/04                                           $1.132                $1.291                238


VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 7/8/03* to 12/31/03                                          $1.000                $1.011                  4

         From 1/1/03 to 12/31/03                                           $1.011                $1.071                 22


VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.710                 20
         From 1/1/03 to 12/31/03                                           $0.710                $0.932                174

         From 1/1/04 to 12/31/04                                           $0.932                $0.952                273


MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.871                  2
         From 1/1/03 to 12/31/03                                           $0.871                $1.078                 51

         From 1/1/04 to 12/31/04                                           $1.078                $1.201                168


*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
         From 9/10/02* to 12/31/02                                         $1.000                $0.829                 18
         From 1/1/03 to 12/31/03                                           $0.829                $1.084                 88

         From 1/1/04 to 12/31/04                                           $1.084                $1.271                158


TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.810                  3
         From 1/1/03 to 12/31/03                                           $0.810                $1.058                 74

         From 1/1/04 to 12/31/04                                           $1.058                $1.214                113


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
         From 12/3/03* to 12/31/03                                         $1.000                $1.154                  2

         From 1/1/04 to 12/31/04                                           $1.154                $1.263                  2


SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 11/29/02* to 12/31/02                                        $1.000                $0.813                  3
         From 1/1/03 to 12/31/03                                           $0.813                $1.072                 22

         From 1/1/04 to 12/31/04                                           $1.072                $1.262                 44


SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.780                  7
         From 1/1/03 to 12/31/03                                           $0.780                $0.988                 66

         From 1/1/04 to 12/31/04                                           $0.988                $1.081                146


TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 4/2/03* to 12/31/03                                          $1.000                $0.862                  6

         From 1/1/04 to 12/31/04                                           $0.862                $0.838                  6


WANGER INTERNATIONAL SELECT
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.890                  1
         From 1/1/03 to 12/31/03                                           $0.890                $1.243                  6

         From 1/1/04 to 12/31/04                                           $1.243                $1.528                 22


WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $1.000                $0.877                 21
         From 1/1/03 to 12/31/03                                           $0.877                $1.292                 56

         From 1/1/04 to 12/31/04                                           $1.292                $1.665                 87


WANGER SELECT
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.942                  1
         From 1/1/03 to 12/31/03                                           $0.942                $1.218                 15

         From 1/1/04 to 12/31/04                                           $1.218                $1.437                 39


WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $1.000                $0.839                 26
         From 1/1/03 to 12/31/03                                           $0.839                $1.188                 96

         From 1/1/04 to 12/31/04                                           $1.188                $1.390                221


*Date subaccount began operations.


DEATH BENEFIT OPTION 2 CONTRACTS
                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.864                 48
         From 1/1/03 to 12/31/03                                           $0.864                $1.124                 98

         From 1/1/04 to 12/31/04                                           $1.124                $1.341                199

PHOENIX-AIM GROWTH

====================================================================================================================================
         From 7/29/02* to 12/31/02                                         $1.000                $0.731                 37
         From 1/1/03to 12/31/03                                            $0.731                $0.873                135

         From 1/1/04 to 12/31/04                                           $0.873                $0.898                192

PHOENIX-ALGER SMALL-CAP GROWTH

====================================================================================================================================
        From 9/5/02* to 12/31/02                                           $1.000                $1.004                  6
         From 1/1/03 to 12/31/03                                           $1.004                $1.520                 10

         From 1/1/04 to 12/31/04                                           $1.520                $1.533                 58


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 10/15/02* to 12/31/02                                        $1.000                $0.767                 29
         From 1/1/03 to 12/31/03                                           $0.767                $0.956                 59

         From 1/1/04 to 12/31/04                                           $0.956                $1.037                 81


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $1.077                157
         From 1/1/03 to 12/31/03                                           $1.077                $1.470                218

         From 1/1/04 to 12/31/04                                           $1.470                $1.956                384


PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 6/17/02* to 12/31/02                                         $1.000                $0.783                 81
         From 1/1/03 to 12/31/03                                           $0.783                $0.979                408

         From 1/1/04 to 12/31/04                                           $0.979                $1.014                641

PHOENIX-ENGEMANN GROWTH AND INCOME

====================================================================================================================================
         From 6/17/02* to 12/31/02                                         $1.000                $0.777                 51
         From 1/1/03 to 12/31/03                                           $0.777                $0.978                208

         From 1/1/04 to 12/31/04                                           $0.978                $1.067                882

PHOENIX-ENGEMANN SMALL-CAP GROWTH

====================================================================================================================================
         From 7/29/02* to 12/31/02                                         $1.000                $0.779                  3
         From 1/1/03 to 12/31/03                                           $0.779                $1.126                 50

         From 1/1/04 to 12/31/04                                           $1.126                $1.220                120

PHOENIX-ENGEMANN STRATEGIC ALLOCATION

====================================================================================================================================
         From 5/20/02* to 12/31/02                                         $1.000                $0.896                190
         From 1/1/03 to 12/31/03                                           $0.896                $1.061                380

         From 1/1/04 to 12/31/04                                           $1.061                $1.126                573

PHOENIX-ENGEMANN VALUE EQUITY

====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.790                 90
         From 1/1/03 to 12/31/03                                           $0.790                $0.967                269

         From 1/1/04 to 12/31/04                                           $0.967                $1.078                671


PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 7/15/02* to 12/31/02                                         $1.000                $1.001                279
         From 1/1/03 to 12/31/03                                           $1.001                $0.995                364

         From 1/1/04 to 12/31/04                                           $0.995                $0.991                394

*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $1.073                116
         From 1/1/03 to 12/31/03                                           $1.073                $1.214                262

         From 1/1/04 to 12/31/04                                           $1.214                $1.281                960


PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
         From 8/7/03* to 12/31/03                                          $1.000                $1.022                  6

         From 1/1/04 to 12/31/04                                           $1.022                $1.063                141


PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 3/6/03* to 12/31/03                                          $1.000                $1.130                 60

         From 1/1/04 to 12/31/04                                           $1.130                $1.175                202


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================

         From 1/1/04 to 12/31/04                                           $1.000                $1.482                 69


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
         From 9/5/02* to 12/31/02                                          $1.000                $0.953                 34
         From 1/1/03 to 12/31/03                                           $0.953                $1.222                131

         From 1/1/04 to 12/31/04                                           $1.222                $1.398                331


PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From 7/3/02* to 12/31/02                                          $1.000                $0.806                 74
         From 1/1/03 to 12/31/03                                           $0.806                $1.014                 95

         From 1/1/04 to 12/31/04                                           $1.014                $1.048                130


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 7/31/02* to 12/31/02                                         $1.000                $0.679                138
         From 1/1/03 to 12/31/03                                           $0.679                $0.998                258

         From 1/1/04 to 12/31/04                                           $0.998                $1.085                466


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 6/17/02* to 12/31/02                                         $1.000                $0.854                112
         From 1/1/03 to 12/31/03                                           $0.854                $1.189                253

         From 1/1/04 to 12/31/04                                           $1.189                $1.414                482


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 6/20/02* to 12/31/02                                         $1.000                $0.860                 40
         From 1/1/03 to 12/31/03                                           $0.860                $1.221                157

         From 1/1/04 to 12/31/04                                           $1.221                $1.480                281


PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 6/17/02* to 12/31/02                                         $1.000                $0.689                 38
         From 1/1/03 to 12/31/03                                           $0.689                $0.876                 98

         From 1/1/04 to 12/31/04                                           $0.876                $0.923                124


PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.691                 48
         From 1/1/03 to 12/31/03                                           $0.691                $0.936                103

         From 1/1/04 to 12/31/04                                           $0.936                $0.975                313


*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 9/5/02* to 12/31/02                                          $1.000                $0.773                 35
         From 1/1/03 to 12/31/03                                           $0.773                $0.989                150

         From 1/1/04 to 12/31/04                                           $0.989                $1.042                290

AIM V.I. MID CAP CORE EQUITY

====================================================================================================================================
         From 5/20/02* to 12/31/02                                         $1.000                $0.861                 27
         From 1/1/03 to 12/31/03                                           $0.861                $1.090                 59

         From 1/1/04 to 12/31/04                                           $1.090                $1.016                104


AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
         From 8/19/02* to 12/31/02                                         $1.000                $0.732                 11
         From 1/1/03 to 12/31/03                                           $0.732                $0.904                 51

         From 1/1/04 to 12/31/04                                           $0.904                $0.944                 87


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.701                 54
         From 1/1/03 to 12/31/03                                           $0.701                $0.933                 81

         From 1/1/04 to 12/31/04                                           $0.933                $0.997                 41


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $1.063                230
         From 1/1/03 to 12/31/03                                           $1.063                $1.075                760

         From 1/1/04 to 12/31/04                                           $1.075                $1.100              1,237


FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.997                 65
         From 1/1/03 to 12/31/03                                           $0.997                $1.203                117

         From 1/1/04 to 12/31/04                                           $1.203                $1.312                224


VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.890                 28
         From 1/1/03 to 12/31/03                                           $0.890                $1.128                115

         From 1/1/04 to 12/31/04                                           $1.128                $1.285                358


VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 7/29/02* to 12/31/02                                         $1.000                $0.788                  1
         From 1/1/03 to 12/31/03                                           $0.788                $1.008                  1

         From 1/1/04 to 12/31/04                                           $1.008                $1.066                 46


VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 8/23/02* to 12/31/02                                         $1.000                $0.709                 55
         From 1/1/03 to 12/31/03                                           $0.709                $0.930                148

         From 1/1/04 to 12/31/04                                           $0.930                $0.948                377


MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.870                 19
         From 1/1/03 to 12/31/03                                           $0.870                $1.075                 90

         From 1/1/04 to 12/31/04                                           $1.075                $1.196                 85


TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
         From 7/26/02* to 12/31/02                                         $1.000                $0.828                 66
         From 1/1/03 to 12/31/03                                           $0.828                $1.082                183

         From 1/1/04 to 12/31/04                                           $1.082                $1.266                246


*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.809                 17
         From 1/1/03 to 12/31/03                                           $0.809                $1.055                 44

         From 1/1/04 to 12/31/04                                           $1.055                $1.209                121


RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================
         From 7/11/03* to 12/31/03                                         $1.000                $1.052                141

         From 1/1/04 to 12/31/04                                           $1.052                $0.928                153


RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================

         From 1/1/04 to 12/31/04                                           $1.000                $1.260                  4


SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 7/15/03* to 12/31/03                                         $1.000                $1.069                 14

         From 1/1/04 to 12/31/04                                           $1.069                $1.257                 42


SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 7/31/02* to 12/31/02                                         $1.000                $0.778                 82
         From 1/1/03 to 12/31/03                                           $0.778                $0.985                369

         From 1/1/04 to 12/31/04                                           $0.985                $1.076                595


TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 7/2/02* to 12/31/02                                          $1.000                $0.589                 52
         From 1/1/03 to 12/31/03                                           $0.589                $0.859                 96

         From 1/1/04 to 12/31/04                                           $0.859                $0.835                124


WANGER INTERNATIONAL SELECT
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.889                  4
         From 1/1/03 to 12/31/03                                           $0.889                $1.239                 12

         From 1/1/04 to 12/31/04                                           $1.239                $1.522                 75


WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 6/17/02* to 12/31/02                                         $1.000                $0.877                 64
         From 1/1/03 to 12/31/03                                           $0.877                $1.289                126

         From 1/1/04 to 12/31/04                                           $1.289                $1.658                213


WANGER SELECT
====================================================================================================================================
         From 7/11/03* to 12/31/03                                         $1.000                $1.214                 15

         From 1/1/04 to 12/31/04                                           $1.214                $1.430                 94


WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 5/20/02* to 12/31/02                                         $1.000                $0.838                151
         From 1/1/03 to 12/31/03                                           $0.838                $1.185                311

         From 1/1/04 to 12/31/04                                           $1.185                $1.384                495


*Date subaccount began operations.

DEATH BENEFIT OPTION 3 CONTRACTS

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------


PHOENIX-AIM GROWTH
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $0.870                  2
         From 1/1/04 to 12/31/04                                           $0.870                $0.894                 20

PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $0.976                  2

         From 1/1/04 to 12/31/04                                           $0.976                $1.063                 20

PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $1.058                  2

         From 1/1/04 to 12/31/04                                           $1.058                $1.121                 18


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $1.219                  3

         From 1/1/04 to 12/31/04                                           $1.219                $1.393                 36


AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $0.987                  1

         From 1/1/04 to 12/31/04                                           $0.987                $1.037                 17


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $1.072                  7

         From 1/1/04 to 12/31/04                                           $1.072                $1.095                 80


VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $0.927                  2

         From 1/1/04 to 12/31/04                                           $0.927                $0.944                 22


WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $1.285                 .9

         From 1/1/04 to 12/31/04                                           $1.285                $1.651                 10


*Date subaccount began operations.

                                     PART B

                    VERSION B IS NOT AFFECTED BY THIS FILING

                                                                     [VERSION A]
                                    BIG EDGE
                              THE BIG EDGE PLUS(R)
                             GROUP STRATEGIC EDGE(R)
                       THE BIG EDGE CHOICE(R) FOR NEW YORK


                         PHOENIX LIFE INSURANCE COMPANY
         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                     PHOENIX LIFE INSURANCE COMPANY
One American Row                                    ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06102                                         PO Box 8027
                                               Boston, Massachusetts 02266-8027


                                   May 1, 2005


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2005. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.



                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----

Phoenix Life Insurance Company.......................................         2

Underwriter..........................................................         2


Performance History..................................................         2

Calculation of Yield and Return......................................        11

Calculation of Annuity Payments .....................................        12

Experts .............................................................        13


Separate Account Financial Statements................................      SA-1

Company Financial Statements.........................................       F-1

PHOENIX LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------
    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06102-5056. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

UNDERWRITER
-------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly owned subsidiary of The Phoenix Companies, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.


PERFORMANCE HISTORY
-------------------------------------------------------------------------------
    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for premium taxes (which vary by state) at the beginning of the relevant period.


    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.




                                                              BIG EDGE
                                 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            SINCE
                         SUBACCOUNT                               INCEPTION*          1YR           5YR         10YR      INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                              5/1/1990          12.95%        -4.54%       6.48%        6.04%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                         12/20/1999         -2.57%       -11.18%                   -10.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                             8/12/2002          -4.52%                                  17.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                  7/14/1997          2.70%         -5.48%                    3.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff and Phelps Real Estate Securities Series              5/1/1995          25.98%        21.79%                    15.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                            12/31/1982         -1.86%       -13.35%       3.75%        10.63%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                          3/2/1998          3.30%         -3.05%                    2.82%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                          8/15/2000          2.57%                                   -9.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                      9/17/1984          0.47%         1.37%        8.13%        9.71%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                               3/2/1998          5.58%         1.67%                     6.08%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                               10/8/1982          -5.77%        0.79%        2.65%        4.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                  12/31/1982         -0.11%        6.92%        7.81%        8.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                6/2/2003          -1.52%                                  0.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                             8/12/2002          -1.59%                                  5.05%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                      8/12/2002          17.54%                                  15.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                 8/12/2002          8.34%                                   12.99%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                    12/20/1999         -2.14%        -1.73%                    -0.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                       8/15/2000          2.89%                                  -19.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                     3/2/1998          12.60%        15.47%                    7.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                  11/20/2000         14.72%                                  16.08%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                               3/2/1998          -0.22%        -6.32%                    3.73%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                             1/29/1996          -1.42%       -11.23%                    5.34%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                3/30/2001          -0.31%                                  -1.65%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                 12/1/2004                                                  -3.82%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                      3/30/2001          -1.11%                                  -4.52%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                          6/5/2000          1.16%                                  -11.51%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                  7/15/1999          -3.13%        4.77%                     4.45%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                7/15/1999          3.28%         2.97%                     2.51%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                        6/5/2000          7.85%                                   0.39%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                 6/5/2000          0.10%                                   -6.60%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                               6/5/2000          -3.46%                                  -9.83%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                            11/2/1998          5.32%         6.57%                     7.36%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities Fund             9/27/1996          16.63%        1.70%                     -0.93%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund                        5/11/1992          10.84%        -0.85%       7.32%        7.92%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund                   11/28/1988         8.21%         3.82%        9.86%        9.30%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund                         11/3/1988          8.50%         3.93%        10.13%       9.57%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                          4/29/2005           N/A
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                          4/15/2005           N/A
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                       4/15/2005           N/A
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                           4/15/2005           N/A
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          6/2/2003          3.52%                                   11.92%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                             7/15/1999          11.35%        -6.54%                    -2.96%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                 10/29/2001         3.41%                                   2.75%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                              12/20/1999         -8.05%       -23.58%                   -22.17%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                        2/1/1999          16.28%        -0.34%                    10.54%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                     5/1/1995          21.84%        -2.83%                    15.24%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                      2/1/1999          11.57%        9.59%                     13.57%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                      5/1/1995          10.66%        5.76%                     15.08%
------------------------------------------------------------------------------------------------------------------------------------

 *The date that the subaccount was added to the Separate Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)



                                                          THE BIG EDGE PLUS
                                 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            SINCE
                    SUBACCOUNT                                    INCEPTION*          1YR           5YR          10YR     INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                              5/1/1990          12.67%        -4.79%       6.21%        5.77%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                         12/20/1999         -2.82%       -11.41%                   -10.43%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                             8/12/2002          -4.77%                                  17.16%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                  7/14/1997          2.44%         -5.72%                    2.83%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                5/1/1995          25.66%        21.48%                    15.52%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                            12/31/1982         -2.10%       -13.57%       3.49%        10.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                          3/2/1998          3.04%         -3.30%                    2.56%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                          8/15/2000          2.31%                                   -9.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                      9/17/1984          0.22%         1.12%        7.87%        9.43%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                               3/2/1998          5.32%         1.42%                     5.82%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                               10/8/1982          -6.01%        0.53%        2.40%        3.98%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                  12/31/1982         -0.36%        6.65%        7.54%        8.07%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                6/2/2003          -1.76%                                  0.25%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                             8/12/2002          -1.84%                                  4.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                      8/12/2002          17.25%                                  15.49%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                 8/12/2002          8.06%                                   12.71%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                    12/20/1999         -2.38%        -1.98%                    -1.17%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                       8/15/2000          2.63%                                  -19.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                     3/2/1998          12.32%        15.18%                    7.08%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                  11/20/2000         14.43%                                  15.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                               3/2/1998          -0.47%        -6.52%                    3.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                             1/29/1996          -1.67%       -11.45%                    5.07%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                3/30/2001          -0.56%                                  -1.90%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                 12/1/2004                                                  -3.84%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                      3/30/2001          -1.36%                                  -4.76%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                          6/5/2000          0.90%                                  -11.75%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                  7/15/1999          -3.38%        4.50%                     4.19%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                7/15/1999          3.02%         2.71%                     2.25%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                        6/5/2000          7.58%                                   0.13%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                 6/5/2000          -0.15%                                  -6.84%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                               6/5/2000          -3.70%                                 -10.06%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                            11/2/1998          5.05%         6.30%                     7.09%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities Fund             9/27/1996          16.34%        1.44%                     -1.18%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund                        5/11/1992          10.56%        -1.10%       7.14%        7.81%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund                   11/28/1988         7.94%         3.56%        9.58%        9.03%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund                         11/3/1988          8.22%         3.67%        9.86%        9.29%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                          4/29/2005           N/A
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                          4/15/2005           N/A
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                       4/15/2005           N/A
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                           4/15/2005           N/A
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          6/2/2003          3.26%                                   11.64%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                             7/15/1999          11.06%        -6.78%                    -3.20%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                 10/29/2001         3.15%                                    2.49%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                              12/20/1999         -8.28%       -23.78%                   -22.37%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                        2/1/1999          15.99%        -0.59%                    10.35%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                     5/1/1995          21.53%        -3.08%                    14.96%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                      2/1/1999          11.29%        9.31%                     13.31%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                      5/1/1995          10.38%        5.49%                     14.84%
------------------------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)



                                                  GROUP STRATEGIC EDGE - ALLOCATED
                                 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     SINCE
                 SUBACCOUNT                               INCEPTION*          1YR           5YR         10YR      INCEPTION
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      5/1/1990          12.12%        -4.60%       6.33%        5.89%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                 12/20/1999         -3.27%       -11.20%                   -10.21%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                     8/12/2002          -5.21%                                  17.04%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          7/14/1997          1.96%         -5.55%                    2.97%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995          25.03%        21.54%                    15.63%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    12/31/1982         -2.56%       -13.33%       3.61%        10.40%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                  3/2/1998          2.55%         -3.14%                    2.69%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                  8/15/2000          1.82%                                   -9.29%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series              9/17/1984          -0.25%        1.23%        7.98%        9.50%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                       3/2/1998          4.81%         1.53%                     5.93%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       10/8/1982          -6.44%        0.64%        2.55%        4.09%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/31/1982         -0.83%        6.74%        7.67%        8.15%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        6/2/2003          -2.22%                                  -0.04%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     8/12/2002          -2.30%                                  4.69%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              8/12/2002          16.67%                                  15.39%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         8/12/2002          7.54%                                   12.61%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            12/20/1999         -2.84%        -1.84%                    -1.02%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                8/15/2000          2.15%                                  -19.01%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998          11.77%        15.25%                    7.24%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/2000         13.87%                                  15.85%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                       3/2/1998          -0.93%        -6.36%                    3.60%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     1/29/1996          -2.13%       -11.23%                    5.18%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        3/30/2001          -1.02%                                  -1.89%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                         12/1/2004                                                  -4.45%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                              3/30/2001          -1.82%                                  -4.74%
--------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  6/5/2000          0.42%                                  -11.57%
--------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          7/15/1999          -3.82%        4.59%                     4.29%
--------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        7/15/1999          2.53%         2.83%                     2.38%
--------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                6/5/2000          7.06%                                   0.25%
--------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                         6/5/2000          -0.62%                                  -6.70%
--------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                       6/5/2000          -4.15%                                  -9.90%
--------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                    11/2/1998          4.55%         6.39%                     7.22%
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities Fund     9/27/1996          15.77%        1.62%                     -0.89%
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund                5/11/1992          10.02%        -0.95%       7.26%        7.91%
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund           11/28/1988         7.42%         3.68%        9.69%        9.11%
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund                 11/3/1988          7.70%         3.79%        9.96%        9.39%
--------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                  4/29/2005           N/A
--------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                  4/15/2005           N/A
--------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                               4/15/2005           N/A
--------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                   4/15/2005           N/A
--------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  6/2/2003          2.77%                                   11.30%
--------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                      7/15/1999         10.52%        -6.57%                    -3.03%
--------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         10/29/2001         2.66%                                   2.54%
--------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      12/20/1999         -8.70%       -23.38%                   -21.98%
--------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                2/1/1999          15.42%        -0.43%                    10.43%
--------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             5/1/1995          20.92%        -2.87%                    15.04%
--------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2/1/1999          10.75%        9.40%                     13.38%
--------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              5/1/1995          9.84%         5.61%                     14.92%
--------------------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)



                                                 GROUP STRATEGIC EDGE - UNALLOCATED
                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         SINCE
                        SUBACCOUNT                             INCEPTION*          1YR           5YR         10YR      INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                           5/1/1990          13.19%         -5.01%      6.24%         5.89%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                      12/20/1999         -2.34%         -11.59%                 -10.62%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                          8/12/2002          -4.30%                                  16.99%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series               7/14/1997          2.93%          -5.96%                    2.62%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series             5/1/1995          26.23%         21.01%                   15.52%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                         12/31/1982         -1.63%        -13.71%      3.52%        10.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                       3/2/1998          3.53%          -3.57%                    2.32%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                       8/15/2000          2.80%                                   -9.74%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                   9/17/1984          0.70%          0.79%       7.89%         9.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                            3/2/1998          5.82%          1.08%                     5.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                            10/8/1982          -5.54%         0.20%       2.46%         4.09%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series               12/31/1982         0.12%          6.27%       7.57%         8.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series             6/2/2003          -1.29%                                   0.56%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                          8/12/2002          -1.36%                                   4.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                   8/12/2002          17.78%                                  15.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series              8/12/2002          8.57%                                   12.56%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                 12/20/1999         -1.91%         -2.27%                   -1.47%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                    8/15/2000          3.12%                                  -19.41%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                  3/2/1998          12.84%         14.75%                    6.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series               11/20/2000         14.96%                                  15.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                            3/2/1998          0.01%          -6.77%                    3.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                          1/29/1996          -1.19%         -11.62%                   4.97%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             3/30/2001          -0.08%                                  -2.19%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                              12/1/2004                                                  -3.54%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                   3/30/2001          -0.88%                                  -5.04%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                       6/5/2000          1.39%                                  -11.99%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II               7/15/1999          -2.90%         4.13%                     3.85%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                             7/15/1999          3.52%          2.38%                     1.95%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                     6/5/2000          8.09%                                   -0.23%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                              6/5/2000          0.33%                                   -7.14%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                            6/5/2000          -3.23%                                 -10.33%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                         11/2/1998          5.55%          5.93%                     6.80%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities Fund          9/27/1996          16.87%         1.18%                    -1.10%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund                     5/11/1992          11.08%         -1.38%      7.17%         7.91%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund                11/28/1988         8.44%          3.23%       9.60%         9.11%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund                      11/3/1988          8.73%          3.33%       9.87%         9.39%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                       4/29/2005           N/A
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                       4/15/2005           N/A
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                    4/15/2005           N/A
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                        4/15/2005           N/A
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                       6/2/2003          3.76%                                   11.97%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                          7/15/1999          11.58%         -6.98%                   -3.44%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                              10/29/2001         3.64%                                    2.17%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                           12/20/1999         -7.83%         -23.72%                 -22.34%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                     2/1/1999          16.52%         -0.87%                    9.99%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                  5/1/1995          22.08%         -3.29%                   14.94%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                   2/1/1999          11.81%          8.93%                   12.94%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                   5/1/1995          10.89%          5.15%                   14.82%
------------------------------------------------------------------------------------------------------------------------------------


*The date that the subaccount was added to the Separate Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management, fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 1% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)



                                                    BIG EDGE CHOICE FOR NEW YORK
                                 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         SINCE
                        SUBACCOUNT                             INCEPTION*          1YR           5YR         10YR      INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                           5/1/1990          12.65%          -5.08%     6.33%         5.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                      12/20/1999         -3.70%         -11.69%                 -10.71%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                          8/12/2002          -5.76%                                  17.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series               7/14/1997           1.85%          -6.01%                   2.60%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series             5/1/1995          26.37%          21.67%                  15.38%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                         12/31/1982         -2.95%         -13.84%     3.36%        10.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                      3/2/1998            2.48%          -3.60%                   2.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                       8/15/2000           1.71%                                  -9.82%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                   9/17/1984          -0.49%           0.86%     7.74%         9.30%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                            3/2/1998           4.89%           1.17%                   5.43%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                            10/8/1982          -7.02%           0.25%     2.27%         3.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series               12/31/1982         -1.11%           6.55%     7.38%         7.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series             6/2/2003          -2.59%                                  -0.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                          8/12/2002          -2.67%                                   4.59%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                   8/12/2002          17.48%                                  15.77%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series              8/12/2002           7.79%                                  12.86%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                 12/20/1999         -3.24%          -2.29%                  -1.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                    8/15/2000           2.05%                                 -19.63%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                  3/2/1998          12.28%          15.26%                   6.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series               11/20/2000         14.51%                                  15.86%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                            3/2/1998          -1.22%          -6.85%                   3.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                          1/29/1996          -2.49%         -11.73%                   4.95%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             3/30/2001          -1.31%                                  -2.27%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                              12/1/2004                                                  -4.66%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                   3/30/2001          -2.16%                                  -5.12%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                       6/5/2000           0.23%                                 -12.04%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II               7/15/1999          -4.29%           4.34%                   3.99%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                             7/15/1999           2.47%           2.50%                   2.01%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                     6/5/2000           7.28%                                  -0.18%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                              6/5/2000          -0.89%                                  -7.15%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                           6/5/2000           -4.63%                                 -10.36%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                         11/2/1998           4.61%           6.19%                   6.88%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities Fund          9/27/1996          16.52%           1.19%                  -1.31%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund                     5/11/1992          10.43%          -1.41%     7.06%         7.72%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund                11/28/1988          7.65%           3.37%     9.45%         8.89%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund                      11/3/1988           7.96%           3.49%     9.72%         9.16%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                       4/29/2005            N/A
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                       4/15/2005            N/A
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                    4/15/2005            N/A
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                        4/15/2005            N/A
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                       6/2/2003           2.72%                                  11.79%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                          7/15/1999          10.95%          -7.07%                  -3.49%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                              10/29/2001          2.60%                                   2.22%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                           12/20/1999         -9.27%         -24.04%                 -22.63%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                     2/1/1999          16.15%          -0.90%                  10.27%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                  5/1/1995          22.01%          -3.38%                  14.82%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                   2/1/1999          11.19%           9.27%                  13.27%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                   5/1/1995          10.23%           5.36%                  14.72%
------------------------------------------------------------------------------------------------------------------------------------
*The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)


                                                              BIG EDGE
                                                         ANNUAL TOTAL RETURN

                 Annual Total Returns are net of investment management fees and mortality and expense risk charges.


                                                   ---------------------------------------------------------------------------------
                    Subaccount                        1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 8.50%  17.47%  10.94%  26.67%  28.22% -16.65% -24.81% -15.66%  30.55%  19.58%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                   -12.05% -24.61% -29.55%  19.62%   3.17%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                51.85%   1.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                             30.38%  17.65% -12.35% -12.79% -24.45%  24.97%   8.74%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series          31.79%  20.85% -21.99%   3.74%  29.49%   5.55%  10.96%  36.89%  33.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series               29.59%  11.46%  19.88%  28.73%  28.40% -18.60% -35.24% -25.56%  25.22%   3.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                            15.85%  -7.54%  -9.09% -23.29%  26.19%   9.37%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                            -27.47% -29.52%  44.96%   8.60%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series         17.03%   7.97%  19.54%  19.60%  10.16%  -0.41%   0.85% -12.46%  18.67%   6.38%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                 23.10%  30.87% -18.79% -22.71%  22.64%  11.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   4.65%   3.98%   4.14%   4.05%   3.78%   4.98%   2.78%   0.41%  -0.32%  -0.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series     22.31%  11.30%   9.98%  -5.11%   4.41%   5.42%   5.02%   8.90%  13.43%   5.77%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                                                                           4.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                17.91%   4.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                         19.08%  24.43%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                    28.52%  14.70%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                               -6.50%  -6.93% -16.35%  26.13%   3.62%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                                                         -33.74% -38.20%  47.37%   8.94%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                      -11.18%  15.74%  21.75%  -9.46%  39.57%  19.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                     14.60%  -9.45%  42.42%  21.45%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                 44.20%  12.62% -26.04% -33.17%  27.55%   5.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                16.00%  43.28%  53.47% -12.35% -28.09% -35.63%  35.89%   4.38%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   34.34%  16.40%  12.38%  18.12%  43.18% -11.79% -24.05% -25.11%  28.23%   5.56%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                           -11.99%  26.05%  12.68%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         34.90%  13.87%  22.46%  31.09%  28.61% -15.50% -13.44% -30.96%  23.83%   4.71%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    10.91%  18.49%  56.26%  76.29% -25.56% -16.78% -34.57%  33.38%   7.11%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II      7.69%   3.16%   7.50%   6.59%  -1.58%   9.89%   5.96%   7.96%   1.34%   2.57%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                   19.19%  13.17%  12.70%   1.67%   1.30%  -9.93%   0.36%   0.37%  20.99%   9.36%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                  28.64%  22.91%  -7.64% -13.24% -10.33%  27.07%  14.19%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                           23.27%   3.15% -18.01% -15.30% -22.70%  28.37%   5.99%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                         37.99%  35.92% -11.95% -18.55% -30.90%  31.45%   2.23%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                                                8.21%  11.35%   5.97% -12.69%  23.90%  11.51%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities Fund               -30.10% -21.83%  51.78% -32.73%  -9.01%  -1.15%  51.46%  23.46%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund           13.91%  22.06%  12.38%   7.99%  22.02%  -3.34% -16.84% -19.38%  30.89%  17.34%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund      21.05%  17.40%  14.13%   5.05%  21.34%  -0.95% -10.85%  -5.34%  30.64%  14.56%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund            23.72%  20.92%  10.49%  -0.02%  27.52%   6.11%  -2.30% -19.30%  30.82%  14.87%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                                     -4.18%   4.08%  19.85%  17.44% -18.50%  35.86%  13.74%
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                      6.85%  16.83%   6.81%
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                          28.53%  18.19%  23.42%  11.76%  15.58%  14.63%  -7.65% -18.85%  29.71%  11.53%
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                      50.93%   6.97% -10.68%  23.51%  22.80%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                            28.60%   9.61%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                        20.40%  26.34% -17.48% -25.45% -22.38%  32.02%  17.88%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                            27.43%  19.19% -10.14% -13.08% -23.09%  26.88%   9.49%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                        -24.35% -49.37% -49.48%  46.30%  -2.63%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                  -2.56% -27.36% -16.14%  39.82%  23.10%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                               30.71%  -2.44%  15.18% 124.25% -28.57% -22.06% -14.69%  47.38%  28.97%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                 8.37%   8.00%  -8.54%  29.42%  18.11%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                45.16%  28.14%   7.61%  23.84%  -9.08%  10.27% -17.64%  41.79%  17.15%
------------------------------------------------------------------------------------------------------------------------------------


                            THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                                             THE BIG EDGE PLUS AND GROUP STRATEGIC EDGE
                                                         ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  8.24%  17.18%  10.66%  26.35%  27.91% -16.86% -25.00% -15.87%  30.22%  19.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                    -12.28% -24.80% -29.73%  19.32%   2.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                 51.47%   0.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                              30.05%  17.36% -12.57% -13.01% -24.64%  24.65%   8.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series           31.46%  20.55% -22.19%   3.48%  29.18%   5.28%  10.68%  36.54%  33.01%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                29.27%  11.18%  19.59%  28.41%  28.08% -18.81% -35.41% -25.75%  24.91%   3.66%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                             15.56%  -7.77%  -9.32% -23.48%  25.87%   9.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                             -27.65% -29.70%  44.59%   8.32%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          16.78%   7.70%  19.25%  19.30%   9.88%  -0.66%   0.59% -12.68%  18.38%   6.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                  22.79%  30.55% -18.99% -22.91%  22.33%  11.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    4.39%   3.72%   3.88%   3.79%   3.52%   4.73%   2.52%   0.15%  -0.57%  -0.47%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      22.02%  11.02%   9.71%  -5.34%   4.15%   5.16%   4.76%   8.62%  13.14%   5.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                                                                            4.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                 17.61%   3.94%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                          18.78%  24.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                     28.19%  14.41%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                -6.73%  -7.16% -16.56%  25.81%   3.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                                                          -33.91% -38.36%  46.99%   8.67%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                       -11.40%  15.46%  21.45%  -9.69%  39.21%  18.90%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                      14.31%  -9.68%  42.06%  21.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                  43.84%  12.34% -26.07% -33.34%  27.22%   5.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                 15.73%  42.91%  53.09% -12.57% -28.28% -35.79%  35.55%   4.12%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    34.01%  16.11%  12.10%  17.82%  42.82% -12.01% -24.24% -25.30%  27.90%   5.29%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                            -12.21%  25.74%  12.40%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                          34.56%  13.58%  22.15%  30.76%  28.29% -15.71% -13.66% -31.13%  23.52%   4.45%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                     10.63%  18.19%  55.87%  75.85% -25.77% -16.99% -34.74%  33.04%   6.83%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II       7.42%   2.90%   7.23%   6.32%  -1.83%   9.61%   5.69%   7.68%   1.09%   2.31%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    18.89%  12.88%  12.42%   1.42%   1.04% -10.15%   0.10%   0.12%  20.69%   9.08%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                   28.32%  22.61%  -7.87% -13.46% -10.56%  26.75%  13.90%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                            22.96%   2.89% -18.21% -15.52% -22.89%  28.04%   5.72%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                          37.65%  35.58% -12.17% -18.76% -31.07%  31.12%   1.97%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                                                 7.94%  11.07%   5.70% -12.91%  23.58%  11.22%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities Fund                -30.26% -22.03%  51.41% -32.89%  -9.24%  -1.40%  51.08%  23.15%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund            14.05%  22.21%  12.25%   7.69%  21.72%  -3.58% -17.05% -19.58%  30.56%  17.05%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund       20.75%  17.11%  13.86%   4.78%  21.03%  -1.19% -11.08%  -5.58%  30.31%  14.27%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund             23.41%  20.62%  10.25%  -0.26%  27.21%   5.85%  -2.54% -19.51%  30.48%  14.58%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                                      -4.42%   3.82%  19.55%  17.15% -18.70%  35.52%  13.46%
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                       6.58%  16.54%   6.54%
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                           28.21%  17.90%  23.11%  11.48%  15.29%  14.34%  -7.88% -19.05%  29.39%  11.25%
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                       50.55%   6.70% -10.91%  23.21%  22.50%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                             28.28%   9.33%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                         20.10%  26.05% -17.69% -25.63% -22.58%  31.69%  17.58%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                             27.12%  18.89% -10.36% -13.30% -23.29%  26.56%   9.21%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                         -24.54% -49.50% -49.61%  45.93%  -2.87%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                   -2.80% -27.54% -16.35%  39.47%  22.78%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                30.39%  -2.69%  14.89% 123.71% -28.75% -22.26% -14.91%  47.01%  28.64%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                  8.10%   7.72%  -8.77%  29.09%  17.82%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                 44.80%  27.83%   7.34%  23.53%  -9.31%   9.99% -17.85%  41.43%  16.85%
------------------------------------------------------------------------------------------------------------------------------------

                 Annual Total Returns are net of investment management fees and mortality and expense risk charges.

                            THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                        THE BIG EDGE CHOICE FOR NEW YORK
                               ANNUAL TOTAL RETURN

                                                      ------------------------------------------------------------------------------
                    SUBACCOUNT                         1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  8.12%  17.05%  10.53%  29.17%  27.75% -16.96% -25.10% -15.98%  30.06%  19.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                    -12.39% -24.90% -29.82%  19.17%   2.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                 51.28%   0.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                              29.83%  17.22% -12.68% -13.12% -24.74%  24.50%   8.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series           31.31%  20.41% -22.26%   3.35%  29.01%   5.15%  10.54%  36.37%  32.84%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                29.12%  11.06%  19.45%  28.18%  27.92% -18.91% -35.49% -25.84%  24.75%   3.53%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                             15.43%  -7.88%  -9.44% -23.58%  25.71%   8.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                             -27.75% -29.79%  44.41%   8.18%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          16.65%   7.57%  19.10%  19.18%   9.75%  -0.78%   0.46% -12.79%  18.23%   5.98%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                  22.64%  30.39% -19.10% -23.01%  22.17%  11.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    4.23%   3.60%   3.76%   3.69%   3.40%   4.60%   2.39%   0.03%  -0.70%  -0.59%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      21.84%  10.89%   9.57%  -5.69%   4.02%   5.03%   4.63%   8.49%  13.00%   5.37%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                                                                            3.89%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                 17.46%   3.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                          18.63%  23.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                     28.03%  14.26%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                -6.86%  -7.28% -16.66%  25.65%   3.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                                                          -33.99% -38.44%  46.80%   8.53%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                       -11.51%  15.32%  21.29%  -9.81%  39.04%  18.75%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                      14.17%  -9.79%  41.89%  20.99%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                  43.67%  12.20% -26.32% -33.43%  27.06%   5.25%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                 15.59%  42.75%  52.92% -12.68% -28.37% -35.88%  35.38%   3.99%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    33.84%  15.96%  11.96%  17.67%  42.64% -12.12% -24.34% -25.40%  27.74%   5.16%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                            -12.32%  25.58%  12.26%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                          34.39%  13.44%  22.00%  30.60%  28.13% -15.81% -13.76% -31.22%  23.36%   4.32%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                     10.50%  18.04%  55.68%  75.64% -25.87% -17.10% -34.82%  32.88%   6.70%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II       7.29%   2.77%   7.10%   6.19%  -1.95%   9.47%   5.56%   7.55%   0.96%   2.19%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    18.74%  12.74%  12.28%   1.30%   0.93% -10.27%  -0.01%  -0.01%  20.54%   8.94%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                   28.16%  22.45%  -7.99% -13.57% -10.67%  26.59%  13.75%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                            22.81%   2.76% -18.31% -15.63% -22.99%  27.88%   5.59%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                          37.48%  35.41% -12.28% -18.86% -31.16%  30.96%   1.84%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                                                 7.54%  10.93%   5.57% -13.02%  23.43%  11.08%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities Fund                -30.35% -22.11%  51.22% -32.99%  -9.36%  -1.52%  50.89%  23.00%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund            13.91%  22.06%  12.12%   8.10%  21.58%  -3.70% -17.16% -19.68%  30.40%  16.90%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund       20.60%  16.96%  13.74%   4.66%  20.89%  -1.32% -11.19%  -5.70%  30.14%  14.13%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund             23.26%  20.47%  10.10%  -0.38%  27.06%   5.72%  -2.67% -19.61%  30.32%  14.43%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                                      -4.54%   3.69%  19.40%  17.00% -18.80%  35.35%  13.32%
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                       6.45%  16.39%   6.41%
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                           28.05%  17.75%  22.96%  11.34%  15.14%  14.20%  -8.00% -19.15%  29.22%  11.11%
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                       50.37%   6.57% -11.02%  23.05%  22.34%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                             28.12%   9.19%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                         19.95%  25.87% -17.79% -25.73% -22.68%  31.52%  17.43%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                             26.96%  18.74% -10.47% -13.41% -23.38%  26.40%   9.07%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                         -24.71% -49.56% -49.67%  45.75%  -3.00%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                   -2.92% -27.63% -16.46%  39.30%  22.63%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                30.24%  -2.80%  14.77% 123.44% -28.83% -22.36% -15.02%  46.82%  28.48%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                  7.97%   7.59%  -8.89%  28.93%  17.67%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                 44.64%  27.68%   7.82%  23.38%  -9.42%   9.85% -17.95%  41.26%  16.71%
------------------------------------------------------------------------------------------------------------------------------------

   Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

                            THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.00% or 1.25% (depending on contract form) on an annual basis, and, for some contracts, a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:


    The following examples of return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2004:


EXAMPLE FOR THE BIG EDGE:
Value of hypothetical pre-existing account
   with exactly one Unit at the beginning of
   the period:..................................   $1.000000

Value of the same account (excluding capital
   changes) at the end of the 7-day period:.....
Calculation:                                        1.000023
   Ending account value.........................    1.000023
   Less beginning account value.................    1.000000
   Net change in account value..................    0.000023
Base period return:
   (net change/beginning account value).........    0.000023
Current yield = return x (365/7) =..............       0.12%
Effective yield = [(1 + return)(365/7)] -1 =....       0.12%


EXAMPLE FOR GROUP STRATEGIC EDGE, BIG EDGE PLUS:
Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the
   period:......................................   $1.000000

Value of the same account (excluding capital
   changes) at the end of the 7-day period:.....    1.000047
Calculation:
   Ending account value.........................    1.000047
   Less beginning account value.................    1.000000
   Net change in account value..................   -0.000047

Base period return:
   (net change/beginning account value).........   -0.000047

Current yield = return x (365/7) =..............       0.25%
Effective yield = [(1 + return)(365/7)] -1 =....       0.25%


EXAMPLE FOR THE BIG EDGE CHOICE FOR NEW YORK
   (REFLECTS DAILY ADMINISTRATIVE FEE):
Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the
   period:......................................   $1.000000

Value of the same account (excluding capital
   changes) at the end of the 7-day period:.....    1.000022
Calculation:
   Ending account value.........................    1.000022
   Less beginning account value.................    1.000000
   Net change in account value..................    0.000022
Base period return:
   (net change/beginning account value).........    0.000022
Current yield = return x (365/7) =..............       0.11%
Effective yield = [(1 + return)(365/7)] -1 =....       0.11%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

     II       =     a hypothetical initial payment of $1,000
     R        =     average annual total return for the period
     n        =     number of years in the period
     ERV      =     ending redeemable value of the hypothetical
                    $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM)(1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Financial World
    Forbes
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    Registered Representative
    The New York Times
    The Wall Street Journal
    U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM)(1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options and restrictions.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Payment Life Annuity with 10-year period certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS

    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year periods certain under Option A, for the 10-year period certain under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year period certain under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the settlement date.

VARIABLE ANNUITY PAYMENTS
    Under all variable annuity payment options except Option L, the first payment is based on an assumed annual interest rate of 4-1/2%. Should the assumed rate result in a first payment larger than permitted by state law, we will select a lower rate. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected annuity payment option in each subaccount by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this annuity payment option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------

    The financial statements of Phoenix Life Variable Accumulation Account (Big Edge, The Big Edge Plus(R) and Group Strategic Edge(R)) and Phoenix Life Variable Accumulation Account (The Big Edge Choice(R) for New York) at December 31, 2004, and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Joseph P. DeCresce, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.







------------------------------

(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

A N N U A L  R E P O R T
                 Big Edge
                 The Big Edge Plus(R)
                 Group Strategic Edge(R)

                                              V a r i a b l e  A n n u i t i e s




 P H O E N I X  L I F E  V A R I A B L E  A C C U M U L A T I O N  A C C O U N T
                                                                DECEMBER 31,2004










                                [LOGO] PHOENIX(R)

                  VA0249AR1 (C) 2005 The Phoenix Companies,Inc.

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                      PHOENIX-ABERDEEN INTERNATIONAL                PHOENIX-AIM GROWTH STOCK
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $      1,290,181      $     46,434,639     $        288,330      $     21,256,243
                                                  ================      ================     ================      ================
   Investment at market                           $      1,615,019      $     55,894,219     $        173,215      $     13,277,472
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                       1,615,019            55,894,219              173,215            13,277,472
LIABILITIES
   Accrued expenses                                          1,323                57,645                  147                13,886
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $      1,613,696      $     55,836,574     $        173,068      $     13,263,586
                                                  ================      ================     ================      ================
   Accumulation units                                    1,580,141            55,624,816              173,068            13,082,624
   Contract units in payout (annuitization)
      period                                                33,555               211,758                  -                 180,962
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $      1,613,696      $     55,836,574     $        173,068      $     13,263,586
                                                  ================      ================     ================      ================
Accumulation units outstanding                             671,728            24,103,874              296,622            21,997,564
                                                  ================      ================     ================      ================
Unit value                                        $       2.402306      $       2.316498     $       0.583462      $       0.602957
                                                  ================      ================     ================      ================

                                                                                                   PHOENIX-ALLIANCE/BERNSTEIN
                                                      PHOENIX-ALGER SMALL-CAP GROWTH                     ENHANCED INDEX
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $         13,105      $      2,508,544     $        282,722      $      6,931,318
                                                  ================      ================     ================      ================
   Investment at market                           $         13,405      $      3,317,189     $        306,019      $      7,653,852
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                          13,405             3,317,189              306,019             7,653,852
LIABILITIES
   Accrued expenses                                             12                 3,398                  256                 8,056
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         13,393      $      3,313,791     $        305,763      $      7,645,796
                                                  ================      ================     ================      ================
   Accumulation units                                       13,393             3,246,753              305,763             7,529,881
   Contract units in payout (annuitization)
      period                                                   -                  67,038                  -                 115,915
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         13,393      $      3,313,791     $        305,763      $      7,645,796
                                                  ================      ================     ================      ================
Accumulation units outstanding                               8,684             2,161,683              249,040             6,143,714
                                                  ================      ================     ================      ================
Unit value                                        $       1.542232      $       1.532968     $       1.227768      $       1.244491
                                                  ================      ================     ================      ================

                                                     PHOENIX-DUFF & PHELPS REAL ESTATE
                                                                SECURITIES                      PHOENIX-ENGEMANN CAPITAL GROWTH
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        521,859      $      7,871,282     $     13,198,409      $    217,999,701
                                                  ================      ================     ================      ================
   Investment at market                           $        864,856      $     17,738,923     $     15,776,234      $    211,180,355
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         864,856            17,738,923           15,776,234           211,180,355
LIABILITIES
   Accrued expenses                                            723                18,478               13,333               224,801
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        864,133      $     17,720,445     $     15,762,901      $    210,955,554
                                                  ================      ================     ================      ================
   Accumulation units                                      864,133            17,464,794           15,762,901           209,506,096
   Contract units in payout (annuitization)
      period                                                   -                 255,651                  -               1,449,458
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        864,133      $     17,720,445     $     15,762,901      $    210,955,554
                                                  ================      ================     ================      ================
Accumulation units outstanding                             209,590             4,347,953            1,689,363            23,640,127
                                                  ================      ================     ================      ================
Unit value                                        $       4.122968      $       4.075583     $       9.330679      $       8.923622
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                        PHOENIX-ENGEMANN GROWTH AND                PHOENIX-ENGEMANN SMALL-CAP
                                                                  INCOME                                     GROWTH
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $      1,006,606      $     15,924,309     $        164,328      $      3,879,052
                                                  ================      ================     ================      ================
   Investment at market                           $      1,106,063      $     18,396,216     $        179,584      $      2,756,106
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                       1,106,063            18,396,216              179,584             2,756,106
LIABILITIES
   Accrued expenses                                            926                19,541                  148                 2,887
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $      1,105,137      $     18,376,675     $        179,436      $      2,753,219
                                                  ================      ================     ================      ================
   Accumulation units                                    1,105,137            18,315,635              179,436             2,729,866
   Contract units in payout (annuitization)
      period                                                   -                  61,040                  -                  23,353
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $      1,105,137      $     18,376,675     $        179,436      $      2,753,219
                                                  ================      ================     ================      ================
Accumulation units outstanding                             897,250            15,177,576              294,616             4,094,036
                                                  ================      ================     ================      ================
Unit value                                        $       1.231693      $       1.210778     $       0.609053      $       0.672495
                                                  ================      ================     ================      ================

                                                         PHOENIX-ENGEMANN STRATEGIC
                                                                ALLOCATION                       PHOENIX-ENGEMANN VALUE EQUITY
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $     23,344,484      $    166,912,339     $        565,512      $     11,355,372
                                                  ================      ================     ================      ================
   Investment at market                           $     32,795,196      $    180,479,752     $        576,378      $     12,451,273
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                      32,795,196           180,479,752              576,378            12,451,273
LIABILITIES
   Accrued expenses                                         27,620               190,787                  482                13,110
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $     32,767,576      $    180,288,965     $        575,896      $     12,438,163
                                                  ================      ================     ================      ================
   Accumulation units                                   32,658,747           178,557,679              575,896            11,940,831
   Contract units in payout (annuitization)
      period                                               108,829             1,731,286                  -                 497,332
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $     32,767,576      $    180,288,965     $        575,896      $     12,438,163
                                                  ================      ================     ================      ================
Accumulation units outstanding                           4,931,105            28,379,887              399,481             8,306,789
                                                  ================      ================     ================      ================
Unit value                                        $       6.645078      $       6.352702     $       1.441611      $       1.497349
                                                  ================      ================     ================      ================

                                                                                              PHOENIX-GOODWIN MULTI-SECTOR FIXED
                                                        PHOENIX-GOODWIN MONEY MARKET                         INCOME
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $      1,611,857      $     20,083,108     $      4,257,260      $     46,451,760
                                                  ================      ================     ================      ================
   Investment at market                           $      1,611,857      $     20,083,107     $      4,016,266      $     45,215,541
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                       1,611,857            20,083,107            4,016,266            45,215,541
LIABILITIES
   Accrued expenses                                          1,421                21,864                3,429                47,829
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $      1,610,436      $     20,061,243     $      4,012,837      $     45,167,712
                                                  ================      ================     ================      ================
   Accumulation units                                    1,598,589            19,593,243            3,968,383            44,229,318
   Contract units in payout (annuitization)
      period                                                11,847               468,000               44,454               938,394
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $      1,610,436      $     20,061,243     $      4,012,837      $     45,167,712
                                                  ================      ================     ================      ================
Accumulation units outstanding                             625,010             8,141,689              676,875             7,963,166
                                                  ================      ================     ================      ================
Unit value                                        $       2.576654      $       2.464015     $       5.928477      $       5.672080
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                    PHOENIX-GOODWIN MULTI-SECTOR SHORT
                                                                TERM BOND                        PHOENIX-KAYNE RISING DIVIDENDS
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $         81,801      $        980,121     $         18,563      $      1,478,376
                                                  ================      ================     ================      ================
   Investment at market                           $         82,795      $        996,499     $         23,369      $      1,674,669
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                          82,795               996,499               23,369             1,674,669
LIABILITIES
   Accrued expenses                                             70                 1,038                   20                 1,761
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         82,725      $        995,461     $         23,349      $      1,672,908
                                                  ================      ================     ================      ================
   Accumulation units                                       82,725               995,461               23,349             1,672,908
   Contract units in payout (annuitization)
      period                                                   -                     -                    -                     -
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         82,725      $        995,461     $         23,349      $      1,672,908
                                                  ================      ================     ================      ================
Accumulation units outstanding                              79,053               952,876               19,761             1,424,332
                                                  ================      ================     ================      ================
Unit value                                        $       1.046442      $       1.044692     $       1.181619      $       1.174521
                                                  ================      ================     ================      ================

                                                      PHOENIX-KAYNE SMALL-CAP QUALITY         PHOENIX-LAZARD INTERNATIONAL EQUITY
                                                                   VALUE                                     SELECT
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $         29,717      $      1,617,316     $         36,051      $      1,014,192
                                                  ================      ================     ================      ================
   Investment at market                           $         34,248      $      1,992,232     $         41,853      $      1,396,880
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                          34,248             1,992,232               41,853             1,396,880
LIABILITIES
   Accrued expenses                                             28                 2,011                   35                 1,413
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         34,220      $      1,990,221     $         41,818      $      1,395,467
                                                  ================      ================     ================      ================
   Accumulation units                                       34,220             1,977,743               41,818             1,395,467
   Contract units in payout (annuitization)
      period                                                   -                  12,478                  -                     -
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         34,220      $      1,990,221     $         41,818      $      1,395,467
                                                  ================      ================     ================      ================
Accumulation units outstanding                              22,955             1,343,100               29,735               998,261
                                                  ================      ================     ================      ================
Unit value                                        $       1.490769      $       1.481812     $       1.406371      $       1.397899
                                                  ================      ================     ================      ================

                                                                                                    PHOENIX-LORD ABBETT BOND-
                                                      PHOENIX-LAZARD SMALL-CAP VALUE                       DEBENTURE
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $         13,968      $      3,696,979     $         11,149      $      3,146,844
                                                  ================      ================     ================      ================
   Investment at market                           $         20,442      $      5,032,576     $         10,931      $      3,552,331
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                          20,442             5,032,576               10,931             3,552,331
LIABILITIES
   Accrued expenses                                             17                 5,222                    7                 3,707
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         20,425      $      5,027,354     $         10,924      $      3,548,624
                                                  ================      ================     ================      ================
   Accumulation units                                       20,425             5,022,378               10,924             3,496,430
   Contract units in payout (annuitization)
      period                                                   -                   4,976                  -                  52,194
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         20,425      $      5,027,354     $         10,924      $      3,548,624
                                                  ================      ================     ================      ================
Accumulation units outstanding                              13,450             3,330,551                8,241             2,692,661
                                                  ================      ================     ================      ================
Unit value                                        $       1.518587      $       1.509466     $       1.325873      $       1.317888
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                       PHOENIX-LORD ABBETT LARGE-CAP
                                                                  VALUE                         PHOENIX-LORD ABBETT MID-CAP VALUE
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $         73,759      $      2,624,997     $         71,423      $      2,990,008
                                                  ================      ================     ================      ================
   Investment at market                           $         89,015      $      3,265,634     $         97,385      $      3,954,379
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                          89,015             3,265,634               97,385             3,954,379
LIABILITIES
   Accrued expenses                                             74                 3,253                   83                 3,999
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         88,941      $      3,262,381     $         97,302      $      3,950,380
                                                  ================      ================     ================      ================
   Accumulation units                                       88,941             3,230,366               97,302             3,947,663
   Contract units in payout (annuitization)
      period                                                   -                  32,015                  -                   2,717
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         88,941      $      3,262,381     $         97,302      $      3,950,380
                                                  ================      ================     ================      ================
Accumulation units outstanding                              62,569             2,308,947               64,424             2,631,404
                                                  ================      ================     ================      ================
Unit value                                        $       1.421492      $       1.412930     $       1.510317      $       1.501244
                                                  ================      ================     ================      ================

                                                          PHOENIX-NORTHERN DOW 30             PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $         28,351      $      5,862,651     $        576,334      $      5,845,051
                                                  ================      ================     ================      ================
   Investment at market                           $         28,120      $      5,497,119     $        591,585      $      2,595,744
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                          28,120             5,497,119              591,585             2,595,744
LIABILITIES
   Accrued expenses                                             24                 5,773                  497                 2,727
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         28,096      $      5,491,346     $        591,088      $      2,593,017
                                                  ================      ================     ================      ================
   Accumulation units                                       28,096             5,343,557              591,088             2,582,637
   Contract units in payout (annuitization)
      period                                                   -                 147,789                  -                  10,380
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         28,096      $      5,491,346     $        591,088      $      2,593,017
                                                  ================      ================     ================      ================
Accumulation units outstanding                              27,391             5,703,831            1,416,723             6,334,429
                                                  ================      ================     ================      ================
Unit value                                        $       1.025775      $       0.962747     $       0.417222      $       0.409353
                                                  ================      ================     ================      ================

                                                     PHOENIX-SANFORD BERNSTEIN MID-CAP          PHOENIX-SANFORD BERNSTEIN SMALL-
                                                                   VALUE                                   CAP VALUE
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        719,897      $     10,667,716     $        356,767      $      4,969,892
                                                  ================      ================     ================      ================
   Investment at market                           $        941,302      $     15,229,756     $        468,700      $      7,485,694
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         941,302            15,229,756              468,700             7,485,694
LIABILITIES
   Accrued expenses                                            784                15,676                  393                 7,719
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        940,518      $     15,214,080     $        468,307      $      7,477,975
                                                  ================      ================     ================      ================
   Accumulation units                                      918,396            14,781,834              441,893             7,351,750
   Contract units in payout (annuitization)
      period                                                22,122               432,246               26,414               126,225
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        940,518      $     15,214,080     $        468,307      $      7,477,975
                                                  ================      ================     ================      ================
Accumulation units outstanding                             581,102             9,341,276              275,667             3,959,089
                                                  ================      ================     ================      ================
Unit value                                        $       1.618509      $       1.628694     $       1.698812      $       1.888812
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                       PHOENIX-SENECA MID-CAP GROWTH             PHOENIX-SENECA STRATEGIC THEME
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        238,455      $      8,219,335     $        571,559      $     14,477,594
                                                  ================      ================     ================      ================
   Investment at market                           $        222,403      $      7,950,621     $        591,475      $     15,622,279
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         222,403             7,950,621              591,475            15,622,279
LIABILITIES
   Accrued expenses                                            185                 8,358                  499                16,567
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        222,218      $      7,942,263     $        590,976      $     15,605,712
                                                  ================      ================     ================      ================
   Accumulation units                                      222,218             7,803,920              590,976            15,538,090
   Contract units in payout (annuitization)
      period                                                   -                 138,343                  -                  67,622
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        222,218      $      7,942,263     $        590,976      $     15,605,712
                                                  ================      ================     ================      ================
Accumulation units outstanding                             188,915             6,172,910              370,709             9,944,543
                                                  ================      ================     ================      ================
Unit value                                        $       1.176284      $       1.286632     $       1.594180      $       1.569274
                                                  ================      ================     ================      ================

                                                       AIM V.I. CAPITAL APPRECIATION              AIM V.I. MID-CAP CORE EQUITY
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        119,966      $        940,097     $         67,954      $      5,447,304
                                                  ================      ================     ================      ================
   Investment at market                           $        128,979      $      1,107,760     $         66,293      $      5,315,194
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         128,979             1,107,760               66,293             5,315,194
LIABILITIES
   Accrued expenses                                             98                 1,130                   50                 4,945
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        128,881      $      1,106,630     $         66,243      $      5,310,249
                                                  ================      ================     ================      ================
   Accumulation units                                      128,881             1,104,282               66,243             5,310,249
   Contract units in payout (annuitization)
      period                                                   -                   2,348                  -                     -
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        128,881      $      1,106,630     $         66,243      $      5,310,249
                                                  ================      ================     ================      ================
Accumulation units outstanding                             137,235             1,271,983               65,156             5,224,176
                                                  ================      ================     ================      ================
Unit value                                        $       0.939123      $       0.870004     $       1.016689      $       1.016476
                                                  ================      ================     ================      ================

                                                          AIM V.I. PREMIER EQUITY               ALGER AMERICAN LEVERAGED ALLCAP
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $         69,931      $      1,333,300     $         87,514      $      2,461,452
                                                  ================      ================     ================      ================
   Investment at market                           $         60,462      $      1,226,929     $        107,178      $      3,017,511
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                          60,462             1,226,929              107,178             3,017,511
LIABILITIES
   Accrued expenses                                             50                 1,282                   92                 3,329
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         60,412      $      1,225,647     $        107,086      $      3,014,182
                                                  ================      ================     ================      ================
   Accumulation units                                       60,412             1,225,647              107,086             2,952,661
   Contract units in payout (annuitization)
      period                                                   -                     -                    -                  61,521
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         60,412      $      1,225,647     $        107,086      $      3,014,182
                                                  ================      ================     ================      ================
Accumulation units outstanding                              75,692             1,418,301              185,424             5,028,977
                                                  ================      ================     ================      ================
Unit value                                        $       0.798134      $       0.864165     $       0.577518      $       0.599363
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                       FEDERATED FUND FOR U.S. GOV'T          FEDERATED HIGH INCOME BOND FUND II
                                                              SECURITIES II                            -- PRIMARY SHARES
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        402,343      $     10,255,752     $        248,807      $      2,989,307
                                                  ================      ================     ================      ================
   Investment at market                           $        416,955      $     10,725,533     $        244,753      $      3,069,529
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         416,955            10,725,533              244,753             3,069,529
LIABILITIES
   Accrued expenses                                            353                11,333                  207                 3,257
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        416,602      $     10,714,200     $        244,546      $      3,066,272
                                                  ================      ================     ================      ================
   Accumulation units                                      416,602             9,285,185              244,546             2,912,710
   Contract units in payout (annuitization)
      period                                                   -               1,429,015                  -                 153,562
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        416,602      $     10,714,200     $        244,546      $      3,066,272
                                                  ================      ================     ================      ================
Accumulation units outstanding                             317,887             8,358,219              195,994             2,567,920
                                                  ================      ================     ================      ================
Unit value                                        $       1.310533      $       1.281876     $       1.247723      $       1.194068
                                                  ================      ================     ================      ================

                                                             VIP CONTRAFUND(R)                     VIP GROWTH OPPORTUNITIES
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        389,749      $      8,722,008     $         50,434      $        671,577
                                                  ================      ================     ================      ================
   Investment at market                           $        521,962      $     11,056,319     $         61,551      $        812,467
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         521,962            11,056,319               61,551               812,467
LIABILITIES
   Accrued expenses                                            434                11,390                   51                   845
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        521,528      $     11,044,929     $         61,500      $        811,622
                                                  ================      ================     ================      ================
   Accumulation units                                      521,528            10,935,548               61,500               803,570
   Contract units in payout (annuitization)
      period                                                   -                 109,381                  -                   8,052
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        521,528      $     11,044,929     $         61,500      $        811,622
                                                  ================      ================     ================      ================
Accumulation units outstanding                             493,897            10,681,749               80,549             1,104,496
                                                  ================      ================     ================      ================
Unit value                                        $       1.055944      $       1.034000     $       0.763503      $       0.734835
                                                  ================      ================     ================      ================

                                                                VIP GROWTH                          MUTUAL SHARES SECURITIES
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        138,857      $      4,174,121     $        413,849      $      4,919,757
                                                  ================      ================     ================      ================
   Investment at market                           $        161,462      $      4,706,519     $        462,823      $      5,691,808
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         161,462             4,706,519              462,823             5,691,808
LIABILITIES
   Accrued expenses                                            135                 4,998                  373                 5,833
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        161,327      $      4,701,521     $        462,450      $      5,685,975
                                                  ================      ================     ================      ================
   Accumulation units                                      161,327             4,530,502              462,450             5,504,576
   Contract units in payout (annuitization)
      period                                                   -                 171,019                  -                 181,399
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        161,327      $      4,701,521     $        462,450      $      5,685,975
                                                  ================      ================     ================      ================
Accumulation units outstanding                             252,912             7,397,610              376,807             3,694,135
                                                  ================      ================     ================      ================
Unit value                                        $       0.637879      $       0.635546     $       1.227287      $       1.539190
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                        TEMPLETON DEVELOPING MARKETS
                                                                SECURITIES                        TEMPLETON FOREIGN SECURITIES
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        553,334      $      1,334,230     $        125,725      $      6,992,772
                                                  ================      ================     ================      ================
   Investment at market                           $        467,954      $      1,176,696     $        106,549      $      4,953,347
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         467,954             1,176,696              106,549             4,953,347
LIABILITIES
   Accrued expenses                                            386                 1,215                   75                 5,171
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        467,568      $      1,175,481     $        106,474      $      4,948,176
                                                  ================      ================     ================      ================
   Accumulation units                                      467,568             1,170,443              106,474             4,909,755
   Contract units in payout (annuitization)
      period                                                   -                   5,038                  -                  38,421
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        467,568      $      1,175,481     $        106,474      $      4,948,176
                                                  ================      ================     ================      ================
Accumulation units outstanding                             515,224             1,337,036               83,347             3,569,451
                                                  ================      ================     ================      ================
Unit value                                        $       0.907549      $       0.879170     $       1.277482      $       1.386257
                                                  ================      ================     ================      ================

                                                    TEMPLETON GLOBAL ASSET ALLOCATION             TEMPLETON GROWTH SECURITIES
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $         10,869      $      2,672,976     $        282,166      $      8,726,266
                                                  ================      ================     ================      ================
   Investment at market                           $         10,292      $      2,520,595     $        285,454      $      9,057,054
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                          10,292             2,520,595              285,454             9,057,054
LIABILITIES
   Accrued expenses                                              8                 2,618                  235                 9,300
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         10,284      $      2,517,977     $        285,219      $      9,047,754
                                                  ================      ================     ================      ================
   Accumulation units                                       10,284             2,495,273              285,219             8,884,624
   Contract units in payout (annuitization)
      period                                                   -                  22,704                  -                 163,130
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         10,284      $      2,517,977     $        285,219      $      9,047,754
                                                  ================      ================     ================      ================
Accumulation units outstanding                               6,245             1,493,465              167,314             5,407,830
                                                  ================      ================     ================      ================
Unit value                                        $       1.646692      $       1.685997     $       1.704698      $       1.673084
                                                  ================      ================     ================      ================

                                                   RYDEX VARIABLE TRUST SECTOR ROTATION        SCUDDER VIT EAFE(R) EQUITY INDEX
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $         43,994      $        319,213     $         65,418      $      1,424,161
                                                  ================      ================     ================      ================
   Investment at market                           $         50,402      $        396,151     $         59,408      $      1,228,337
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                          50,402               396,151               59,408             1,228,337
LIABILITIES
   Accrued expenses                                             42                   378                   49                 1,273
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         50,360      $        395,773     $         59,359      $      1,227,064
                                                  ================      ================     ================      ================
   Accumulation units                                       50,360               395,773               59,359             1,192,231
   Contract units in payout (annuitization)
      period                                                   -                     -                    -                  34,833
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         50,360      $        395,773     $         59,359      $      1,227,064
                                                  ================      ================     ================      ================
Accumulation units outstanding                              39,796               314,000               67,872             1,375,666
                                                  ================      ================     ================      ================
Unit value                                        $       1.265458      $       1.260424     $       0.874563      $       0.891978
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                       SCUDDER VIT EQUITY 500 INDEX                        TECHNOLOGY
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        338,825      $      5,162,357     $        722,973      $      9,914,616
                                                  ================      ================     ================      ================
   Investment at market                           $        377,702      $      6,534,067     $        179,309      $      2,421,409
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         377,702             6,534,067              179,309             2,421,409
LIABILITIES
   Accrued expenses                                            316                 6,867                  152                 2,626
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        377,386      $      6,527,200     $        179,157      $      2,418,783
                                                  ================      ================     ================      ================
   Accumulation units                                      377,386             6,527,200              179,157             2,406,198
   Contract units in payout (annuitization)
      period                                                   -                     -                    -                  12,585
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        377,386      $      6,527,200     $        179,157      $      2,418,783
                                                  ================      ================     ================      ================
Accumulation units outstanding                             331,902             5,786,813              630,086             8,272,796
                                                  ================      ================     ================      ================
Unit value                                        $       1.137042      $       1.127944     $       0.284337      $       0.292378
                                                  ================      ================     ================      ================

                                                         WANGER INTERNATIONAL SELECT              WANGER INTERNATIONAL SMALL CAP
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        161,529      $      3,621,794     $      1,233,321      $     31,201,207
                                                  ================      ================     ================      ================
   Investment at market                           $        171,690      $      3,779,451     $      2,104,619      $     55,626,571
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         171,690             3,779,451            2,104,619            55,626,571
LIABILITIES
   Accrued expenses                                            129                 3,859                1,737                57,571
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        171,561      $      3,775,592     $      2,102,882      $     55,569,000
                                                  ================      ================     ================      ================
   Accumulation units                                      171,561             3,695,131            2,102,882            55,409,393
   Contract units in payout (annuitization)
      period                                                   -                  80,461                  -                 159,607
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        171,561      $      3,775,592     $      2,102,882      $     55,569,000
                                                  ================      ================     ================      ================
Accumulation units outstanding                             164,222             2,057,381              570,594            14,323,860
                                                  ================      ================     ================      ================
Unit value                                        $       1.044682      $       1.835145     $       3.685428      $       3.879471
                                                  ================      ================     ================      ================

                                                              WANGER SELECT                      WANGER U.S. SMALLER COMPANIES
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        215,470      $      3,209,534     $        669,021      $     35,052,585
                                                  ================      ================     ================      ================
   Investment at market                           $        287,047      $      5,709,756     $      1,811,734      $     91,485,023
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         287,047             5,709,756            1,811,734            91,485,023
LIABILITIES
   Accrued expenses                                            239                 5,907                1,511                95,933
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        286,808      $      5,703,849     $      1,810,223      $     91,389,090
                                                  ================      ================     ================      ================
   Accumulation units                                      286,808             5,643,771            1,810,223            91,082,120
   Contract units in payout (annuitization)
      period                                                   -                  60,078                  -                 306,970
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        286,808      $      5,703,849     $      1,810,223      $     91,389,090
                                                  ================      ================     ================      ================
Accumulation units outstanding                             161,537             2,658,079              459,893            23,785,312
                                                  ================      ================     ================      ================
Unit value                                        $       1.775489      $       2.145854     $       3.936185      $       3.842249
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                      PHOENIX-ABERDEEN INTERNATIONAL                PHOENIX-AIM GROWTH STOCK
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $         40,092      $      1,344,746     $            162      $         12,453
Expenses
   Mortality and expense fees                               14,897               596,974                2,347               175,147
   Indexing (gain) loss                                        358                14,856                   28                 2,303
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                24,837               732,916               (2,213)             (164,997)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                             29,373              (726,115)            (105,554)              649,813
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation)  on investment                           221,238             9,146,577              110,395              (154,112)
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                              250,611             8,420,462                4,841               495,701
Net increase (decrease) in net assets
   resulting from operations                      $        275,448      $      9,153,378     $          2,628      $        330,704
                                                  ================      ================     ================      ================

                                                               PHOENIX-ALGER                       PHOENIX-ALLIANCE/BERNSTEIN
                                                             SMALL-CAP GROWTH                            ENHANCED INDEX
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            -        $            -       $          5,598      $        115,767
Expenses
   Mortality and expense fees                                  533                45,010                4,804               110,646
   Indexing (gain) loss                                          5                   619                   69                 1,670
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                  (538)              (45,629)                 725                 3,451
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                            (12,371)              (90,861)              (3,141)              105,624
Net realized gain distribution from Fund                     1,421                59,083                  -                     -
Net change in unrealized appreciation
   (depreciation)  on investment                               696                22,492               28,471               517,484
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                              (10,254)               (9,286)              25,330               623,108
Net increase (decrease) in net assets
   resulting from operations                      $        (10,792)     $        (54,915)    $         26,055      $        626,559
                                                  ================      ================     ================      ================

                                                      PHOENIX-DUFF & PHELPS REAL ESTATE
                                                                SECURITIES                       PHOENIX-ENGEMANN CAPITAL GROWTH
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $         19,443      $        380,622     $        135,013      $      1,814,361
Expenses
   Mortality and expense fees                                7,822               194,403              162,215             2,823,710
   Indexing (gain) loss                                        249                 6,394                1,958                37,519
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                11,372               179,825              (29,160)           (1,046,868)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                              5,316               965,976              686,085            (6,711,528)
Net realized gain distribution from Fund                    69,922             1,427,904                  -                     -
Net change in unrealized appreciation
   (depreciation)  on investment                           131,761             1,791,511              (60,345)           15,270,793
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                              206,999             4,185,391              625,740             8,559,265
Net increase (decrease) in net assets
   resulting from operations                      $        218,371      $      4,365,216     $        596,580      $      7,512,397
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                        PHOENIX-ENGEMANN GROWTH AND                 PHOENIX-ENGEMANN SMALL-CAP
                                                                  INCOME                                     GROWTH
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $         10,445      $        197,332     $            -        $            -
Expenses
   Mortality and expense fees                                7,076               186,439                2,819                43,110
   Indexing (gain) loss                                        113                 3,021                   54                   925
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                 3,256                 7,872               (2,873)              (44,035)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                              1,197               215,915              (22,497)             (705,442)
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                             69,634             1,305,217               13,326               891,365
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                               70,831             1,521,132               (9,171)              185,923
Net increase (decrease) in net assets
   resulting from operations                      $         74,087      $      1,529,004     $        (12,044)     $        141,888
                                                  ================      ================     ================      ================

                                                        PHOENIX-ENGEMANN STRATEGIC
                                                                ALLOCATION                        PHOENIX-ENGEMANN VALUE EQUITY
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $        896,625      $      4,851,975     $          4,014      $        101,221
Expenses
   Mortality and expense fees                              351,612             2,374,096                3,875               142,544
   Indexing (gain) loss                                      3,600                27,359                   64                 2,274
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                               541,413             2,450,520                   75               (43,597)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                          1,575,575             1,217,602               (5,608)             (565,307)
Net realized gain distribution from Fund                   825,958             4,551,415                  -                     -
Net change in unrealized appreciation
   (depreciation) on investment                           (849,459)            2,600,377               64,600             1,955,850
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                            1,552,074             8,369,394               58,992             1,390,543
Net increase (decrease) in net assets
   resulting from operations                      $      2,093,487      $     10,819,914     $         59,067      $      1,346,946
                                                  ================      ================     ================      ================

                                                                                               PHOENIX-GOODWIN MULTI-SECTOR FIXED
                                                       PHOENIX-GOODWIN MONEY MARKET                          INCOME
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $         16,335      $        187,835     $        268,498      $      2,895,003
Expenses
   Mortality and expense fees                               21,173               305,430               44,523               593,884
   Indexing (gain) loss                                        113                 2,029                  295                 4,997
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                (4,951)             (119,624)             223,680             2,296,122
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                                -                       3              (82,374)             (569,845)
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                                -                      (3)              66,996               763,100
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                                  -                     -                (15,378)              193,255
Net increase (decrease) in net assets
   resulting from operations                      $         (4,951)     $       (119,624)    $        208,302      $      2,489,377
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                    PHOENIX-GOODWIN MULTI-SECTOR SHORT
                                                                TERM BOND                        PHOENIX-KAYNE RISING DIVIDENDS
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                        VA1(2)         VA2, VA3 & GSE(1)            VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $          1,866      $         24,142     $            319      $         23,068
Expenses                                                                                                                          .
   Mortality and expense fees                                  328                 5,587                  235                19,698
   Indexing (gain) loss                                          3                   142                    3                   267
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                 1,535                18,413                   81                 3,103
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                                  1                   875                  291                  (575)
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                                994                16,378                  567                53,927
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                                  995                17,253                  858                53,352
Net increase (decrease) in net assets
   resulting from operations                      $          2,530      $         35,666     $            939      $         56,455
                                                  ================      ================     ================      ================

                                                      PHOENIX-KAYNE SMALL-CAP QUALITY         PHOENIX-LAZARD INTERNATIONAL EQUITY
                                                                  VALUE                                      SELECT
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            236      $         13,813     $            474      $         21,367
Expenses
   Mortality and expense fees                                  153                15,413                  327                22,253
   Indexing (gain) loss                                          4                   355                    7                   389
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                    79                (1,955)                 140                (1,275)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                                 52                   355                 (212)              163,578
Net realized gain distribution from Fund                       297                18,048                  229                 7,455
Net change in unrealized appreciation
   (depreciation) on investment                              3,854               290,063                4,725                  (980)
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                                4,203               308,466                4,742               170,053
Net increase (decrease) in net assets
   resulting from operations                      $          4,282      $        306,511     $          4,882      $        168,778
                                                  ================      ================     ================      ================

                                                                                                    PHOENIX-LORD ABBETT BOND-
                                                      PHOENIX-LAZARD SMALL-CAP VALUE                       DEBENTURE
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE            VA1(4)            VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            -        $            -       $            163      $        171,850
Expenses
   Mortality and expense fees                                  269                57,683                    7                41,427
   Indexing (gain) loss                                          6                 1,225                  -                     429
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                  (275)              (58,908)                 156               129,994
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                                863                 8,659                   (1)                1,350
Net realized gain distribution from Fund                     1,686               405,850                  142                46,225
Net change in unrealized appreciation
   (depreciation) on investment                                696               218,282                 (218)               50,847
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                                3,245               632,791                  (77)               98,422
Net increase (decrease) in net assets
   resulting from operations                      $          2,970      $        573,883     $             79      $        228,416
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                      PHOENIX-LORD ABBETT LARGE-CAP
                                                                  VALUE                        PHOENIX-LORD ABBETT MID-CAP VALUE
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            642      $         23,189     $            421      $         15,756
Expenses
   Mortality and expense fees                                  752                29,947                  788                33,391
   Indexing (gain) loss                                         13                   555                   20                   793
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                  (123)               (7,313)                (387)              (18,428)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                                  3                 2,246                  318                   444
Net realized gain distribution from Fund                       368                12,387                  567                22,841
Net change in unrealized appreciation
   (depreciation) on investment                              8,298               287,234               16,769               608,372
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                                8,669               301,867               17,654               631,657
Net increase (decrease) in net assets
   resulting from operations                      $          8,546      $        294,554     $         17,267      $        613,229
                                                  ================      ================     ================      ================

                                                         PHOENIX-NORTHERN DOW 30              PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            559      $         94,762     $          3,281      $         14,286
Expenses
   Mortality and expense fees                                  792                74,725                4,709                45,897
   Indexing (gain) loss                                          7                   909                   93                   576
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                  (240)               19,128               (1,521)              (32,187)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                             (8,867)              (16,622)              29,626              (377,790)
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                              7,000               145,327                6,364               512,565
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                               (1,867)              128,705               35,990               134,775
Net increase (decrease) in net assets
   resulting from operations                      $         (2,107)     $        147,833     $         34,469      $        102,588
                                                  ================      ================     ================      ================

                                                    PHOENIX-SANFORD BERNSTEIN MID-CAP           PHOENIX-SANFORD BERNSTEIN SMALL-
                                                                  VALUE                                    CAP VALUE
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $          1,451      $         24,031     $            -        $            -
Expenses
   Mortality and expense fees                                8,448               176,835                4,481                88,433
   Indexing (gain) loss                                        159                 3,646                  103                 1,971
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                (7,156)             (156,450)              (4,584)              (90,404)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                             16,138               170,847               22,048               228,283
Net realized gain distribution from Fund                    65,039             1,060,175               37,906               603,876
Net change in unrealized appreciation
   (depreciation) on investment                             77,883             1,346,783               36,569               585,121
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                              159,060             2,577,805               96,523             1,417,280
Net increase (decrease) in net assets
   resulting from operations                      $        151,904      $      2,421,355     $         91,939      $      1,326,876
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                      PHOENIX-SENECA MID-CAP GROWTH             PHOENIX-SENECA STRATEGIC THEME
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            -        $            -       $            -        $            -
Expenses
   Mortality and expense fees                                2,846               107,289                6,721               219,395
   Indexing (gain) loss                                         40                 1,678                   97                 3,199
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                (2,886)             (108,967)              (6,818)             (222,594)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                           (145,307)           (2,093,423)            (132,126)           (1,329,739)
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                            151,911             2,519,624              151,136             1,982,999
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                                6,604               426,201               19,010               653,260
Net increase (decrease) in net assets
   resulting from operations                      $          3,718      $        317,234     $         12,192      $        430,666
                                                  ================      ================     ================      ================

                                                       AIM V.I. CAPITAL APPRECIATION              AIM V.I. MID-CAP CORE EQUITY
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE            VA1(3)         VA2, VA3 & GSE(3)
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            -        $            -       $             97      $          7,706
Expenses
   Mortality and expense fees                                  916                12,026                   50                 4,949
   Indexing (gain) loss                                         13                   176                    1                   126
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                  (929)              (12,202)                  46                 2,631
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                                (53)               (2,361)                 -                       7
Net realized gain distribution from Fund                       -                     -                  2,851               227,450
Net change in unrealized appreciation
   (depreciation) on investment                              5,445                66,699               (1,661)             (132,110)
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                                5,392                64,338                1,190                95,347
Net increase (decrease) in net assets
   resulting from operations                      $          4,463      $         52,136     $          1,236      $         97,978
                                                  ================      ================     ================      ================

                                                         AIM V.I. PREMIER EQUITY                ALGER AMERICAN LEVERAGED ALLCAP
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            273      $          5,506     $            -        $            -
Expenses
   Mortality and expense fees                                  568                17,105                1,776                41,265
   Indexing (gain) loss                                          7                   237                   29                   895
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                  (302)              (11,836)              (1,805)              (42,160)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                                 10               (44,286)               5,649               (24,771)
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                              3,020               104,031                4,765               277,742
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                                3,030                59,745               10,414               252,971
Net increase (decrease) in net assets
   resulting from operations                      $          2,728      $         47,909     $          8,609      $        210,811
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                      FEDERATED FUND FOR U.S. GOV'T            FEDERATED HIGH INCOME BOND FUND II
                                                             SECURITIES II                             -- PRIMARY SHARES
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $         22,155      $        558,345     $         46,044      $        310,020
Expenses
   Mortality and expense fees                                5,555               152,305                3,800                44,088
   Indexing (gain) loss                                         35                 1,183                   29                   414
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                16,565               404,857               42,215               265,518
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                             10,417                67,090               (7,940)               (6,031)
Net realized gain distribution from Fund                     2,587                65,200                  -                     -
Net change in unrealized appreciation
   (depreciation) on investment                            (10,116)             (247,646)             (13,247)                  -
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                                2,888              (115,356)             (21,187)               (6,031)
Net increase (decrease) in net assets
   resulting from operations                      $         19,453      $        289,501     $         21,028      $        259,487
                                                  ================      ================     ================      ================

                                                       VIP CONTRAFUND(R) PORTFOLIO                 VIP GROWTH OPPORTUNITIES
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $          1,205      $         23,099     $            375      $          3,395
Expenses
   Mortality and expense fees                                4,903               121,199                  670                 9,250
   Indexing (gain) loss                                        100                 2,182                    9                   139
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                (3,798)             (100,282)                (304)               (5,994)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                             23,977               322,818               (1,179)                7,288
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                             42,473             1,073,729                3,888                43,502
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                               66,450             1,396,547                2,709                50,790
Net increase (decrease) in net assets
   resulting from operations                      $         62,652      $      1,296,265     $          2,405      $         44,796
                                                  ================      ================     ================      ================

                                                                VIP GROWTH                         MUTUAL SHARES SECURITIES
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            229      $          8,510     $          2,659      $         38,877
Expenses
   Mortality and expense fees                                1,416                63,913                3,792                63,663
   Indexing (gain) loss                                         19                (2,016)                  66                 1,080
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                (1,206)              (53,387)              (1,199)              (25,866)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                                 89              (131,280)              14,091                35,739
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                              4,914               227,566               31,546               548,469
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                                5,003                96,286               45,637               584,208
Net increase (decrease) in net assets
   resulting from operations                      $          3,797      $         42,899     $         44,438      $        558,342
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                        TEMPLETON DEVELOPING MARKETS
                                                                SECURITIES                       TEMPLETON FOREIGN SECURITIES
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $          7,208      $         21,587     $            578      $         57,795
Expenses
   Mortality and expense fees                                3,991                14,448                  764                65,738
   Indexing (gain) loss                                        110                   330                   16                 1,349
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                 3,107                 6,809                 (202)               (9,292)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                                737               (81,721)             (37,115)             (424,117)
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                             85,033               315,833               45,932             1,196,950
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                               85,770               234,112                8,817               772,833
Net increase (decrease) in net assets
   resulting from operations                      $         88,877      $        240,921     $          8,615      $        763,541
                                                  ================      ================     ================      ================

                                                    TEMPLETON GLOBAL ASSET ALLOCATION              TEMPLETON GROWTH SECURITIES
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            258      $         77,235     $          3,741      $         99,674
Expenses
   Mortality and expense fees                                   92                33,720                2,889               104,427
   Indexing (gain) loss                                          2                   653                   56                 2,108
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                   164                42,862                  796                (6,861)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                                 11              (167,773)              (2,178)               45,646
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                              1,132               458,538               35,205             1,098,871
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                                1,143               290,765               33,027             1,144,517
Net increase (decrease) in net assets
   resulting from operations                      $          1,307      $        333,627     $         33,823      $      1,137,656
                                                  ================      ================     ================      ================

                                                   RYDEX VARIABLE TRUST SECTOR ROTATION        SCUDDER VIT EAFE(R) EQUITY INDEX
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            -        $            -       $          1,207      $         27,219
Expenses
   Mortality and expense fees                                  601                 5,918                  517                13,668
   Indexing (gain) loss                                         10                   401                   11                   318
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                  (611)               (6,319)                 679                13,233
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                             (4,597)               57,325                   11                (3,096)
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                              4,248               (14,034)               8,278               167,003
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                                 (349)               43,291                8,289               163,907
Net increase (decrease) in net assets
   resulting from operations                      $           (960)     $         36,972     $          8,968      $        177,140
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                       SCUDDER VIT EQUITY 500 INDEX                        TECHNOLOGY
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $          3,509      $         67,923     $            -        $            -
Expenses
   Mortality and expense fees                                3,888                77,794                2,409                38,968
   Indexing (gain) loss                                         59                 1,247                   31                   473
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                  (438)              (11,118)              (2,440)              (39,441)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                             83,664                10,797             (298,919)           (5,102,754)
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                            (52,721)              557,162              277,775             4,924,511
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                               30,943               567,959              (21,144)             (178,243)
Net increase (decrease) in net assets
   resulting from operations                      $         30,505      $        556,841     $        (23,584)     $       (217,684)
                                                  ================      ================     ================      ================

                                                        WANGER INTERNATIONAL SELECT               WANGER INTERNATIONAL SMALL CAP
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            314      $          9,573     $         13,712      $        388,859
Expenses
   Mortality and expense fees                                1,053                38,813               19,588               666,553
   Indexing (gain) loss                                         27                   976                  467                16,695
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                  (766)              (30,216)              (6,343)             (294,389)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                                 36                (6,379)              57,790             2,514,839
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                             24,962               712,226              439,880            11,163,621
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                               24,998               705,847              497,670            13,678,460
Net increase (decrease) in net assets
   resulting from operations                      $         24,232      $        675,631     $        491,327      $     13,384,071
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                              WANGER SELECT                       WANGER U.S. SMALLER COMPANIES
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            -        $            -       $            -        $            -
Expenses
   Mortality and expense fees                                2,260                65,015               19,668             1,171,839
   Indexing (gain) loss                                         49                 1,613                  390                24,864
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                (2,309)              (66,628)             (20,058)           (1,196,703)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share
   transactions                                             12,541               170,300              342,635            11,504,028
Net realized gain distribution from Fund                       168                 5,054                  -                     -
Net change in unrealized appreciation
   (depreciation) on investment                             22,084               749,107              (39,065)            3,663,813
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                               34,793               924,461              303,570            15,167,841
Net increase (decrease) in net assets
   resulting from operations                      $         32,484      $        857,833     $        283,512      $     13,971,138
                                                  ================      ================     ================      ================

Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date May 4, 2004 to December 31, 2004.
(2) From inception date June 14, 2004 to December 31, 2004.
(3) From inception date December 3, 2004 to December 31, 2004.
(4) From inception date December 9, 2004 to December 31, 2004.

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                 PHOENIX-ABERDEEN INTERNATIONAL                PHOENIX-AIM GROWTH STOCK
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $         24,837      $        732,916      $         (2,213)     $       (164,997)
      Net realized gain (loss)                         29,373              (726,115)             (105,554)              649,813
      Net change in unrealized appreciation
         (depreciation) on investment                 221,238             9,146,577               110,395              (154,112)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                    275,448             9,153,378                 2,628               330,704
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              8,265               679,785                   240               373,273
      Participant transfers                            27,800(e)          6,523,992(e)            (84,645)           (1,124,418)
      Participant withdrawals                        (180,120)           (8,836,572)              (48,584)           (2,025,019)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                (144,055)           (1,632,795)             (132,989)           (2,776,164)
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               131,393             7,520,583              (130,361)           (2,445,460)

NET ASSETS
   Beginning of period                              1,482,303            48,315,991               303,429            15,709,046
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $      1,613,696      $     55,836,574      $        173,068      $     13,263,586
                                             ================      ================      ================      ================

                                                                                             PHOENIX-ALLIANCE/BERNSTEIN
                                                 PHOENIX-ALGER SMALL-CAP GROWTH                      ENHANCED INDEX
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $           (538)     $        (45,629)     $            725      $          3,451
      Net realized gain (loss)                        (10,950)              (31,778)               (3,141)              105,624
      Net change in unrealized appreciation
         (depreciation) on investment                     696                22,492                28,471               517,484
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                    (10,792)              (54,915)               26,055               626,559
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              3,000                39,369                 6,750               267,264
      Participant transfers                            24,990                85,406               (94,702)             (101,099)
      Participant withdrawals                         (33,731)             (260,505)             (236,804)           (3,236,358)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  (5,741)             (135,730)             (324,756)           (3,070,193)
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (16,533)             (190,645)             (298,701)           (2,443,634)

NET ASSETS
   Beginning of period                                 29,926             3,504,436               604,464            10,089,430
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $         13,393      $      3,313,791      $        305,763      $      7,645,796
                                             ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                               PHOENIX-DUFF & PHELPS REAL ESTATE
                                                           SECURITIES                       PHOENIX-ENGEMANN CAPITAL GROWTH
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $         11,372      $        179,825      $        (29,160)     $     (1,046,868)
      Net realized gain (loss)                         75,238             2,393,880               686,085            (6,711,528)
      Net change in unrealized appreciation
         (depreciation) on investment                 131,761             1,791,511               (60,345)           15,270,793
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                    218,371             4,365,216               596,580             7,512,397
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              5,782               479,042                70,677             3,743,938
      Participant transfers                           156,700             1,057,191              (540,004)(c)        (9,740,986)(c)
      Participant withdrawals                        (264,527)           (3,679,039)           (1,924,231)          (38,748,615)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                (102,045)           (2,142,806)           (2,393,558)          (44,745,663)
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               116,326             2,222,410            (1,796,978)          (37,233,266)

NET ASSETS
   Beginning of period                                747,807            15,498,035            17,559,879           248,188,820
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $        864,133      $     17,720,445      $     15,762,901      $    210,955,554
                                             ================      ================      ================      ================

                                                   PHOENIX-ENGEMANN GROWTH AND                PHOENIX-ENGEMANN SMALL-CAP
                                                             INCOME                                      GROWTH
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $          3,256      $          7,872      $         (2,873)     $        (44,035)
      Net realized gain (loss)                          1,197               215,915               (22,497)             (705,442)
      Net change in unrealized appreciation
         (depreciation) on investment                  69,634             1,305,217                13,326               891,365
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                     74,087             1,529,004               (12,044)              141,888
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              3,879               396,996                 1,246                58,972
      Participant transfers                           442,522(b)          6,560,185(b)             70,981              (573,184)
      Participant withdrawals                         (27,178)           (4,260,521)             (132,123)             (646,878)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                 419,223             2,696,660               (59,896)           (1,161,090)
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               493,310             4,225,664               (71,940)           (1,019,202)

NET ASSETS
   Beginning of period                                611,827            14,151,011               251,376             3,772,421
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $      1,105,137      $     18,376,675      $        179,436      $      2,753,219
                                             ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                   PHOENIX-ENGEMANN STRATEGIC
                                                           ALLOCATION                        PHOENIX-ENGEMANN VALUE EQUITY
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $        541,413      $      2,450,520      $             75      $        (43,597)
      Net realized gain (loss)                      2,401,533             5,769,017                (5,608)             (565,307)
      Net change in unrealized appreciation
         (depreciation) on investment                (849,459)            2,600,377                64,600             1,955,850
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                  2,093,487            10,819,914                59,067             1,346,946
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                            104,125             2,093,440                 2,639               269,362
      Participant transfers                          (818,548)           (3,140,593)              172,811(d)          1,742,886(d)
      Participant withdrawals                      (5,779,833)          (34,709,935)              (11,657)           (2,957,174)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                              (6,494,256)          (35,757,088)              163,793              (944,926)
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (4,400,769)          (24,937,174)              222,860               402,020

NET ASSETS
   Beginning of period                             37,168,345           205,226,139               353,036            12,036,143
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $     32,767,576      $    180,288,965      $        575,896      $     12,438,163
                                             ================      ================      ================      ================

                                                                                              PHOENIX-GOODWIN MULTI-SECTOR
                                                  PHOENIX-GOODWIN MONEY MARKET                        FIXED INCOME
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $         (4,951)     $       (119,624)     $        223,680      $      2,296,122
      Net realized gain (loss)                            -                       3               (82,374)             (569,845)
      Net change in unrealized appreciation
         (depreciation) on investment                     -                      (3)               66,996               763,100
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                     (4,951)             (119,624)              208,302             2,489,377
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             14,690             1,632,125                18,852               662,087
      Participant transfers                          (170,234)            1,571,419              (393,624)(a)         2,845,776(a)
      Participant withdrawals                        (409,021)          (11,853,423)             (939,692)          (10,354,242)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                (564,565)           (8,649,879)           (1,314,464)           (6,846,379)
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (569,516)           (8,769,503)           (1,106,162)           (4,357,002)

NET ASSETS
   Beginning of period                              2,179,952            28,830,746             5,118,999            49,524,714
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $      1,610,436      $     20,061,243      $      4,012,837      $     45,167,712
                                             ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                   PHOENIX-GOODWIN MULTI-SECTOR
                                                         SHORT TERM BOND                     PHOENIX-KAYNE RISING DIVIDENDS
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $          1,535      $         18,413      $             81      $          3,103
      Net realized gain (loss)                              1                   875                   291                  (575)
      Net change in unrealized appreciation
         (depreciation) on investment                     994                16,378                   567                53,927
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                      2,530                35,666                   939                56,455
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                -                  79,632                   -                  72,129
      Participant transfers                            80,200               926,333                 3,297               518,727
      Participant withdrawals                              (5)              (46,170)               (6,439)             (192,972)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  80,195               959,795                (3,142)              397,884
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                82,725               995,461                (2,203)              454,339

NET ASSETS
   Beginning of period                                    -                     -                  25,552             1,218,569
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $         82,725      $        995,461      $         23,349      $      1,672,908
                                             ================      ================      ================      ================

                                                PHOENIX-KAYNE SMALL-CAP QUALITY           PHOENIX-LAZARD INTERNATIONAL EQUITY
                                                             VALUE                                       SELECT
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $             79      $         (1,955)     $            140      $         (1,275)
      Net realized gain (loss)                            349                18,403                    17               171,033
      Net change in unrealized appreciation
         (depreciation) on investment                   3,854               290,063                 4,725                  (980)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                      4,282               306,511                 4,882               168,778
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                -                  35,216                   -                  70,811
      Participant transfers                            22,329               609,245                32,777               625,601
      Participant withdrawals                            (356)              (61,354)                  (39)           (1,467,685)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  21,973               583,107                32,738              (771,273)
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                26,255               889,618                37,620              (602,495)

NET ASSETS
   Beginning of period                                  7,965             1,100,603                 4,198             1,997,962
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $         34,220      $      1,990,221      $         41,818      $      1,395,467
                                             ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                                               PHOENIX-LORD ABBETT BOND-
                                                 PHOENIX-LAZARD SMALL-CAP VALUE                        DEBENTURE
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $           (275)     $        (58,908)     $            156      $        129,994
      Net realized gain (loss)                          2,549               414,509                   141                47,575
      Net change in unrealized appreciation
         (depreciation) on investment                     696               218,282                  (218)               50,847
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                      2,970               573,883                    79               228,416
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                -                  31,763                   -                  30,883
      Participant transfers                            (7,765)                9,470                10,845               481,459
      Participant withdrawals                          (3,648)             (126,529)                  -                (253,017)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                 (11,413)              (85,296)               10,845               259,325
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (8,443)              488,587                10,924               487,741

NET ASSETS
   Beginning of period                                 28,868             4,538,767                   -               3,060,883
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $         20,425      $      5,027,354      $         10,924      $      3,548,624
                                             ================      ================      ================      ================

                                                 PHOENIX-LORD ABBETT LARGE-CAP
                                                             VALUE                         PHOENIX-LORD ABBETT MID-CAP VALUE
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $           (123)     $         (7,313)     $           (387)     $        (18,428)
      Net realized gain (loss)                            371                14,633                   885                23,285
      Net change in unrealized appreciation
         (depreciation) on investment                   8,298               287,234                16,769               608,372
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                      8,546               294,554                17,267               613,229
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              2,000               133,581                 1,925                44,927
      Participant transfers                            28,440             1,747,972                18,757             1,438,980
      Participant withdrawals                          (1,058)             (512,968)               (2,943)             (148,148)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  29,382             1,368,585                17,739             1,335,759
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                37,928             1,663,139                35,006             1,948,988

NET ASSETS
   Beginning of period                                 51,013             1,599,242                62,296             2,001,392
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $         88,941      $      3,262,381      $         97,302      $      3,950,380
                                             ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                    PHOENIX-NORTHERN DOW 30               PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $           (240)     $         19,128      $         (1,521)     $        (32,187)
      Net realized gain (loss)                         (8,867)              (16,622)               29,626              (377,790)
      Net change in unrealized appreciation
         (depreciation) on investment                   7,000               145,327                 6,364               512,565
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                     (2,107)              147,833                34,469               102,588
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              5,000                91,115                   -                 107,592
      Participant transfers                           (59,940)              110,885               152,874              (247,942)
      Participant withdrawals                        (132,909)           (1,247,885)               (6,808)           (2,279,489)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                (187,849)           (1,045,885)              146,066            (2,419,839)
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (189,956)             (898,052)              180,535            (2,317,251)

NET ASSETS
   Beginning of period                                218,052             6,389,398               410,553             4,910,268
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $         28,096      $      5,491,346      $        591,088      $      2,593,017
                                             ================      ================      ================      ================

                                               PHOENIX-SANFORD BERNSTEIN MID-CAP            PHOENIX-SANFORD BERNSTEIN SMALL-
                                                             VALUE                                      CAP VALUE
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $         (7,156)     $       (156,450)     $         (4,584)     $        (90,404)
      Net realized gain (loss)                         81,177             1,231,022                59,954               832,159
      Net change in unrealized appreciation
         (depreciation) on investment                  77,883             1,346,783                36,569               585,121
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                    151,904             2,421,355                91,939             1,326,876
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              2,204               362,456                 3,511               157,688
      Participant transfers                           107,034             1,223,309                12,470               349,361
      Participant withdrawals                        (270,528)           (2,503,671)             (221,899)           (1,280,485)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                (161,290)             (917,906)             (205,918)             (773,436)
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (9,386)            1,503,449              (113,979)              553,440

NET ASSETS
   Beginning of period                                949,904            13,710,631               582,286             6,924,535
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $        940,518      $     15,214,080      $        468,307      $      7,477,975
                                             ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                  PHOENIX-SENECA MID-CAP GROWTH              PHOENIX-SENECA STRATEGIC THEME
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $         (2,886)     $       (108,967)     $         (6,818)     $       (222,594)
      Net realized gain (loss)                       (145,307)           (2,093,423)             (132,126)           (1,329,739)
      Net change in unrealized appreciation
         (depreciation) on investment                 151,911             2,519,624               151,136             1,982,999
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                      3,718               317,234                12,192               430,666
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              4,659               313,929                 3,804               475,613
      Participant transfers                          (106,102)             (840,024)             (175,043)           (2,334,788)
      Participant withdrawals                         (65,149)           (1,679,375)              (65,759)           (3,992,911)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                (166,592)           (2,205,470)             (236,998)           (5,852,086)
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (162,874)           (1,888,236)             (224,806)           (5,421,420)

NET ASSETS
   Beginning of period                                385,092             9,830,499               815,782            21,027,132
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $        222,218      $      7,942,263      $        590,976      $     15,605,712
                                             ================      ================      ================      ================

                                                  AIM V.I. CAPITAL APPRECIATION               AIM V.I. MID-CAP CORE EQUITY
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1(3)        VA2, VA3 & GSE(3)
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $           (929)     $        (12,202)     $             46      $          2,631
      Net realized gain (loss)                            (53)               (2,361)                2,851               227,457
      Net change in unrealized appreciation
         (depreciation) on investment                   5,445                66,699                (1,661)             (132,110)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                      4,463                52,136                 1,236                97,978
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              4,087                50,206                    11               299,816
      Participant transfers                            66,809               410,746                65,046(f)          6,504,505(f)
      Participant withdrawals                          (2,003)             (347,500)                  (50)           (1,592,050)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  68,893               113,452                65,007             5,212,271
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                73,356               165,588                66,243             5,310,249

NET ASSETS
   Beginning of period                                 55,525               941,042                   -                     -
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $        128,881      $      1,106,630      $         66,243      $      5,310,249
                                             ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                    AIM V.I. PREMIER EQUITY                  ALGER AMERICAN LEVERAGED ALLCAP
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $           (302)     $        (11,836)     $         (1,805)     $        (42,160)
      Net realized gain (loss)                             10               (44,286)                5,649               (24,771)
      Net change in unrealized appreciation
         (depreciation) on investment                   3,020               104,031                 4,765               277,742
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                      2,728                47,909                 8,609               210,811
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              1,624                37,022                 2,607               156,509
      Participant transfers                               -                (196,317)             (131,092)             (339,884)
      Participant withdrawals                            (795)             (285,240)              (65,259)             (567,529)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                     829              (444,535)             (193,744)             (750,904)
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 3,557              (396,626)             (185,135)             (540,093)

NET ASSETS
   Beginning of period                                 56,855             1,622,273               292,221             3,554,275
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $         60,412      $      1,225,647      $        107,086      $      3,014,182
                                             ================      ================      ================      ================

                                                  FEDERATED FUND FOR U.S. GOV'T             FEDERATED HIGH INCOME BOND FUND
                                                          SECURITIES II                           II -- PRIMARY SHARES
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $         16,565      $        404,857      $         42,215      $        265,518
      Net realized gain (loss)                         13,004               132,290                (7,940)               (6,031)
      Net change in unrealized appreciation
         (depreciation) on investment                 (10,116)             (247,646)              (13,247)                  -
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                     19,453               289,501                21,028               259,487
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              3,817               431,448                   700               134,823
      Participant transfers                           (43,532)               (1,451)             (421,099)           (1,079,196)
      Participant withdrawals                         (86,057)           (3,733,299)              (53,230)             (785,556)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                (125,772)           (3,303,302)             (473,629)           (1,729,929)
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (106,319)           (3,013,801)             (452,601)           (1,470,442)

NET ASSETS
   Beginning of period                                522,921            13,728,001               697,147             4,536,714
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $        416,602      $     10,714,200      $        244,546      $      3,066,272
                                             ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                   VIP CONTRAFUND(R) PORTFOLIO                  VIP GROWTH OPPORTUNITIES
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $         (3,798)     $       (100,282)     $           (304)     $         (5,994)
      Net realized gain (loss)                         23,977               322,818                (1,179)                7,288
      Net change in unrealized appreciation
         (depreciation) on investment                  42,473             1,073,729                 3,888                43,502
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                     62,652             1,296,265                 2,405                44,796
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              3,609               390,210                   280                63,211
      Participant transfers                            78,618             2,817,257                (4,795)              125,668
      Participant withdrawals                         (74,223)           (1,830,668)                 (808)             (116,266)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                   8,004             1,376,799                (5,323)               72,613
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                70,656             2,673,064                (2,918)              117,409

NET ASSETS
   Beginning of period                                450,872             8,371,865                64,418               694,213
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $        521,528      $     11,044,929      $         61,500      $        811,622
                                             ================      ================      ================      ================

                                                           VIP GROWTH                           MUTUAL SHARES SECURITIES
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $         (1,206)     $        (53,387)     $         (1,199)     $        (25,866)
      Net realized gain (loss)                             89              (131,280)               14,091                35,739
      Net change in unrealized appreciation
         (depreciation) on investment                   4,914               227,566                31,546               548,469
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                      3,797                42,899                44,438               558,342
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              1,625               191,006                 1,586               162,923
      Participant transfers                            14,715               899,853                91,693               947,543
      Participant withdrawals                          (6,722)           (1,262,924)             (122,144)           (1,131,840)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                   9,618              (172,065)              (28,865)              (21,374)
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                13,415              (129,166)               15,573               536,968

NET ASSETS
   Beginning of period                                147,912             4,830,687               446,877             5,149,007
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $        161,327      $      4,701,521      $        462,450      $      5,685,975
                                             ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                  TEMPLETON DEVELOPING MARKETS
                                                           SECURITIES                          TEMPLETON FOREIGN SECURITIES
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $          3,107      $          6,809      $           (202)     $         (9,292)
      Net realized gain (loss)                            737               (81,721)              (37,115)             (424,117)
      Net change in unrealized appreciation
         (depreciation) on investment                  85,033               315,833                45,932             1,196,950
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                     88,877               240,921                 8,615               763,541
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                -                  20,247                   716               208,523
      Participant transfers                               -                 (61,303)                 (577)              350,952
      Participant withdrawals                             (16)             (223,746)               (3,151)           (2,078,115)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                     (16)             (264,802)               (3,012)           (1,518,640)
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                88,861               (23,881)                5,603              (755,099)

NET ASSETS
   Beginning of period                                378,707             1,199,362               100,871             5,703,275
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $        467,568      $      1,175,481      $        106,474      $      4,948,176
                                             ================      ================      ================      ================

                                               TEMPLETON GLOBAL ASSET ALLOCATION               TEMPLETON GROWTH SECURITIES
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $            164      $         42,862      $            796      $         (6,861)
      Net realized gain (loss)                             11              (167,773)               (2,178)               45,646
      Net change in unrealized appreciation
         (depreciation) on investment                   1,132               458,538                35,205             1,098,871
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                      1,307               333,627                33,823             1,137,656
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                -                  89,622                 3,710               244,492
      Participant transfers                               -                (114,899)               29,107               757,379
      Participant withdrawals                             (14)             (784,024)              (18,418)           (1,215,947)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                     (14)             (809,301)               14,399              (214,076)
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 1,293              (475,674)               48,222               923,580

NET ASSETS
   Beginning of period                                  8,991             2,993,651               236,997             8,124,174
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $         10,284      $      2,517,977      $        285,219      $      9,047,754
                                             ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                     RYDEX VARIABLE TRUST SECTOR
                                                            ROTATION                        SCUDDER VIT EAFE(R) EQUITY INDEX
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $           (611)     $         (6,319)     $            679      $         13,233
      Net realized gain (loss)                         (4,597)               57,325                    11                (3,096)
      Net change in unrealized appreciation
         (depreciation) on investment                   4,248               (14,034)                8,278               167,003
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                       (960)               36,972                 8,968               177,140
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                -                   8,499                 1,012                48,607
      Participant transfers                            21,033               (71,695)                  -                  94,552
      Participant withdrawals                              (2)             (281,205)                  (15)             (142,367)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  21,031              (344,401)                  997                   792
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                20,071              (307,429)                9,965               177,932

NET ASSETS
   Beginning of period                                 30,289               703,202                49,394             1,049,132
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $         50,360      $        395,773      $         59,359      $      1,227,064
                                             ================      ================      ================      ================

                                                   SCUDDER VIT EQUITY 500 INDEX                        TECHNOLOGY
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $           (438)     $        (11,118)     $         (2,440)     $        (39,441)
      Net realized gain (loss)                         83,664                10,797              (298,919)           (5,102,754)
      Net change in unrealized appreciation
         (depreciation) on investment                 (52,721)              557,162               277,775             4,924,511
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                     30,505               556,841               (23,584)             (217,684)
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                -                 122,274                 4,599               172,276
      Participant transfers                           (27,449)            1,283,147              (155,819)             (757,521)
      Participant withdrawals                        (280,033)           (1,324,410)              (12,496)             (624,088)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                (307,482)               81,011              (163,716)           (1,209,333)
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (276,977)              637,852              (187,300)           (1,427,017)

NET ASSETS
   Beginning of period                                654,363             5,889,348               366,457             3,845,800
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $        377,386      $      6,527,200      $        179,157      $      2,418,783
                                             ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                   WANGER INTERNATIONAL SELECT               WANGER INTERNATIONAL SMALL CAP
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $           (766)     $        (30,216)     $         (6,343)     $       (294,389)
      Net realized gain (loss)                             36                (6,379)               57,790             2,514,839
      Net change in unrealized appreciation
         (depreciation) on investment                  24,962               712,226               439,880            11,163,621
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                     24,232               675,631               491,327            13,384,071
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              1,584                91,024                 6,660               943,196
      Participant transfers                            78,929               317,672               (53,354)           (1,134,176)
      Participant withdrawals                          (1,924)             (358,184)             (216,072)          (10,883,400)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  78,589                50,512              (262,766)          (11,074,380)
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               102,821               726,143               228,561             2,309,691

NET ASSETS
   Beginning of period                                 68,740             3,049,449             1,874,321            53,259,309
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $        171,561      $      3,775,592      $      2,102,882      $     55,569,000
                                             ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                         WANGER SELECT                        WANGER U.S. SMALLER COMPANIES
                                                           SUBACCOUNT                                  SUBACCOUNT
                                                    VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                             --------------------------------------      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $         (2,309)     $        (66,628)     $        (20,058)     $     (1,196,703)
      Net realized gain (loss)                         12,709               175,354               342,635            11,504,028
      Net change in unrealized appreciation
         (depreciation) on investment                  22,084               749,107               (39,065)            3,663,813
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from operations                     32,484               857,833               283,512            13,971,138
                                             ----------------      ----------------      ----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              1,480               129,030                21,530             1,272,679
      Participant transfers                            80,735               406,467              (103,630)           (3,708,157)
      Participant withdrawals                          (1,778)             (886,206)             (565,537)          (21,686,854)
                                             ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  80,437              (350,709)             (647,637)          (24,122,332)
                                             ----------------      ----------------      ----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               112,921               507,124              (364,125)          (10,151,194)

NET ASSETS
   Beginning of period                                173,887             5,196,725             2,174,348           101,540,284
                                             ----------------      ----------------      ----------------      ----------------
   End of period                             $        286,808      $      5,703,849      $      1,810,223      $     91,389,090
                                             ================      ================      ================      ================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date May 4, 2004 to December 31, 2004.
(2) From inception date June 14, 2004 to December 31, 2004.
(3) From inception date December 3, 2004 to December 31, 2004.
(4) From inception date December 9, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                     PHOENIX-ABERDEEN INTERNATIONAL                PHOENIX-AIM MID-CAP EQUITY
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         12,673      $        271,460      $           (643)     $        (51,853)
   Net realized gain (loss)                               (62,437)           (1,892,231)                  766                 6,930
   Net change in unrealized appreciation
     (depreciation) on investments                        425,699            13,466,290                15,303             1,028,355
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      375,935            11,845,519                15,426               983,432
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     7,856               854,727                   126                24,413
   Participant transfers                                 (396,098) +            (37,902) +                894               214,260
   Participant withdrawals                               (135,560)           (6,271,309)               (2,097)             (104,807)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions             (523,802)           (5,454,484)               (1,077)              133,866
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                 (147,867)            6,391,035                14,349             1,117,298
NET ASSETS
   Beginning of period                                  1,630,170            41,924,956                56,764             3,675,455
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $      1,482,303      $     48,315,991      $         71,113      $      4,792,753
                                                 ================      ================      ================      ================

                                                       PHOENIX-ALLIANCE/BERNSTEIN             PHOENIX-ALLIANCE/BERNSTEIN GROWTH +
                                                             ENHANCED INDEX                                  VALUE
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $            298      $        (20,210)     $           (287)     $        (23,567)
   Net realized gain (loss)                               (42,828)             (344,817)                    9                 1,069
   Net change in unrealized appreciation
     (depreciation) on investments                        191,271             2,544,481                12,236               641,169
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      148,741             2,179,454                11,958               618,671
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     4,379               410,875                   -                  14,353
   Participant transfers                                 (103,063)           (1,217,808)               17,546               220,341
   Participant withdrawals                               (110,003)           (1,741,437)                   (1)              (11,866)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions             (208,687)           (2,548,370)               17,545               222,828
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  (59,946)             (368,916)               29,503               841,499

NET ASSETS
   Beginning of period                                    664,410            10,458,346                33,538             2,418,966
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        604,464      $     10,089,430      $         63,041      $      3,260,465
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                    PHOENIX-DUFF & PHELPS REAL ESTATE
                                                               SECURITIES                       PHOENIX-ENGEMANN CAPITAL GROWTH
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         16,144      $        296,769      $       (149,159)     $     (2,840,936)
   Net realized gain (loss)                                35,270             1,022,000               251,081           (20,766,937)
   Net change in unrealized appreciation
     (depreciation) on investments                        154,057             3,048,698             3,546,031            77,152,810
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      205,471             4,367,467             3,647,953            53,544,937
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     3,800               428,618               182,681             5,027,159
   Participant transfers                                   46,102              (252,151)             (634,828)          (14,174,392)
   Participant withdrawals                               (144,783)           (2,787,103)           (1,081,048)          (37,917,166)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions              (94,881)           (2,610,636)           (1,533,195)          (47,064,399)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  110,590             1,756,831             2,114,758             6,480,538

NET ASSETS
   Beginning of period                                    637,217            13,741,204            15,445,121           241,708,282
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        747,807      $     15,498,035      $     17,559,879      $    248,188,820
                                                 ================      ================      ================      ================

                                                    PHOENIX-ENGEMANN SMALL & MID-CAP
                                                                 GROWTH                           PHOENIX-GOODWIN MONEY MARKET
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         (1,016)     $        (55,868)     $        (10,570)     $       (209,203)
   Net realized gain (loss)                               (16,752)              291,737                   -                      (1)
   Net change in unrealized appreciation
     (depreciation) on investments                         46,628             1,311,510                   -                       2
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                       28,860             1,547,379               (10,570)             (209,202)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       346               119,060               394,994             2,086,784
   Participant transfers                                  156,195             1,815,909            (1,250,837)           (1,419,796)
   Participant withdrawals                                 (1,676)           (2,776,201)           (2,002,309)          (19,416,621)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions              154,865              (841,232)           (2,858,152)          (18,749,633)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  183,725               706,147            (2,868,722)          (18,958,835)

NET ASSETS
   Beginning of period                                     67,651             3,066,274             5,048,674            47,789,581
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        251,376      $      3,772,421      $      2,179,952      $     28,830,746
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                      PHOENIX-GOODWIN MULTI-SECTOR
                                                              FIXED INCOME                       PHOENIX-JANUS FLEXIBLE INCOME
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $        320,200      $      2,778,803      $          9,262      $        123,411
   Net realized gain (loss)                               101,199              (800,087)               15,194               131,284
   Net change in unrealized appreciation
     (depreciation) on investments                        288,118             4,390,799                (1,483)               19,458
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      709,517             6,369,515                22,973               274,153
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    15,273               781,740                   857               188,596
   Participant transfers                                  270,054            (1,697,292)              (35,129)             (419,795)
   Participant withdrawals                             (1,647,362)           (9,026,980)              (59,688)             (991,701)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions           (1,362,035)           (9,942,532)              (93,960)           (1,222,900)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                 (652,518)           (3,573,017)              (70,987)             (948,747)

NET ASSETS
   Beginning of period                                  5,771,517            53,097,731               355,379             5,681,380
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $      5,118,999      $     49,524,714      $        284,392      $      4,732,633
                                                 ================      ================      ================      ================

                                                                                                 PHOENIX-KAYNE SMALL-CAP QUALITY
                                                     PHOENIX-KAYNE RISING DIVIDENDS                           VALUE
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE             VA1(4)           VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $            (83)     $         (5,558)     $             39      $         (5,797)
   Net realized gain (loss)                                   241                10,551                     1                78,514
   Net change in unrealized appreciation
     (depreciation) on investments                          3,519               160,302                   677                85,437
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                        3,677               165,295                   717               158,154
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       -                  81,931                   -                  13,895
   Participant transfers                                   10,364               502,126                 7,248               467,726
   Participant withdrawals                                 (2,534)              (42,220)                  -                 (44,332)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions                7,830               541,837                 7,248               437,289
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                   11,507               707,132                 7,965               595,443

NET ASSETS
   Beginning of period                                     14,045               511,437                   -                 505,160
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $         25,552      $      1,218,569      $          7,965      $      1,100,603
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                  PHOENIX-LAZARD INTERNATIONAL EQUITY
                                                                 SELECT                          PHOENIX-LAZARD SMALL-CAP VALUE
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $             (6)     $         (7,600)     $           (150)     $        (42,624)
   Net realized gain (loss)                                     7                 4,003                   398                41,120
   Net change in unrealized appreciation
     (depreciation) on investments                          1,077               425,155                 5,035             1,183,833
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                        1,078               421,558                 5,283             1,182,329
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       -                  24,815                   -                  11,051
   Participant transfers                                    3,120               688,792                11,293               399,659
   Participant withdrawals                                    -                (192,710)               (1,761)               (4,839)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions                3,120               520,897                 9,532               405,871
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                    4,198               942,455                14,815             1,588,200

NET ASSETS
   Beginning of period                                        -               1,055,507                14,053             2,950,567
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $          4,198      $      1,997,962      $         28,868      $      4,538,767
                                                 ================      ================      ================      ================

                                                     PHOENIX-LAZARD U.S. MULTI-CAP             PHOENIX-LORD ABBETT BOND-DEBENTURE
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                       VA1(3)           VA2, VA3 & GSE             VA1(1)           VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $              2      $        (19,205)     $            (18)     $        108,704
   Net realized gain (loss)                                    51                51,486                   248                27,427
   Net change in unrealized appreciation
     (depreciation) on investments                            135               528,726                   -                 264,113
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                          188               561,007                   230               400,244
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       -                   7,418                   -                  27,972
   Participant transfers                                    2,501               102,705                  (230)              546,876
   Participant withdrawals                                    -                  (9,492)                  -                (179,441)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions                2,501               100,631                  (230)              395,407
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                    2,689               661,638                   -                 795,651

NET ASSETS
   Beginning of period                                        -               2,021,992                   -               2,265,232
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $          2,689      $      2,683,630      $            -        $      3,060,883
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                    PHOENIX-LORD ABBETT LARGE-CAP
                                                                VALUE                           PHOENIX-LORD ABBETT MID-CAP VALUE
                                                             SUBACCOUNT                                    SUBACCOUNT
                                                      VA1             VA2, VA3 & GSE                VA1             VA2, VA3 & GSE
                                               --------------------------------------        --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                $            (59)      $        (14,441)      $            (87)     $        (10,475)
   Net realized gain (loss)                                  99                140,310                    286                 6,139
   Net change in unrealized appreciation
     (depreciation) on investments                        7,575                362,665                  8,504               354,624
                                               ----------------       ----------------       ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      7,615                488,534                  8,703               350,288
                                               ----------------       ----------------       ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     -                   48,255                    463                19,154
   Participant transfers                                 23,704              1,441,907                 27,434               522,901
   Participant withdrawals                                  (87)            (1,519,993)                (1,663)              (52,945)
                                               ----------------       ----------------       ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions             23,617                (29,831)                26,234               489,110
                                               ----------------       ----------------       ----------------      ----------------
   Net increase (decrease) in net assets                 31,232                458,703                 34,937               839,398

NET ASSETS
   Beginning of period                                   19,781              1,140,539                 27,359             1,161,994
                                               ----------------       ----------------       ----------------      ----------------
   End of period                               $         51,013       $      1,599,242       $         62,296      $      2,001,392
                                               ================       ================       ================      ================

                                                      PHOENIX-MFS INVESTORS GROWTH
                                                                STOCK                             PHOENIX-MFS INVESTORS TRUST
                                                             SUBACCOUNT                                    SUBACCOUNT
                                                      VA1             VA2, VA3 & GSE                VA1             VA2, VA3 & GSE
                                               --------------------------------------        --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                $         (3,277)      $       (187,045)      $            (62)     $        (19,173)
   Net realized gain (loss)                            (148,390)              (128,308)                     3                 4,502
   Net change in unrealized appreciation
     (depreciation) on investments                      212,758              3,354,435                  5,886               549,652
                                               ----------------       ----------------       ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                     61,091              3,039,082                  5,827               534,981
                                               ----------------       ----------------       ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                   2,691                493,632                    -                   3,528
   Participant transfers                               (136,151) ++          4,369,964 ++              25,876                (3,881)
   Participant withdrawals                               (8,700)            (1,868,649)                   -                 (11,968)
                                               ----------------       ----------------       ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions           (142,160)             2,994,947                 25,876               (12,321)
                                               ----------------       ----------------       ----------------      ----------------
   Net increase (decrease) in net assets                (81,069)             6,034,029                 31,703               522,660

NET ASSETS
   Beginning of period                                  384,498              9,675,017                  9,392             2,545,367
                                               ----------------       ----------------       ----------------      ----------------
   End of period                               $        303,429       $     15,709,046       $         41,095      $      3,068,027
                                               ================       ================       ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         PHOENIX-MFS VALUE                          PHOENIX-NORTHERN DOW 30
                                                             SUBACCOUNT                                   SUBACCOUNT
                                                      VA1             VA2, VA3 & GSE                VA1             VA2, VA3 & GSE
                                               --------------------------------------        --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                $          1,330      $        (23,515)       $          1,457      $         21,568
   Net realized gain (loss)                               2,902               326,183                   4,675                45,085
   Net change in unrealized appreciation
     (depreciation) on investments                       54,297               751,467                  47,976             1,307,739
                                               ----------------      ----------------        ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                     58,529             1,054,135                  54,108             1,374,392
                                               ----------------      ----------------        ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                   3,226                69,190                     -                 111,512
   Participant transfers                                 41,231               626,478                  53,950               554,419
   Participant withdrawals                               (4,287)           (3,475,959)                (83,590)           (1,037,256)
                                               ----------------      ----------------        ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions             40,170            (2,780,291)                (29,640)             (371,325)
                                               ----------------      ----------------        ----------------      ----------------
   Net increase (decrease) in net assets                 98,699            (1,726,156)                 24,468             1,003,067

NET ASSETS
   Beginning of period                                  211,735             4,440,502                 193,584             5,386,331
                                               ----------------      ----------------        ----------------      ----------------
   End of period                               $        310,434      $      2,714,346        $        218,052      $      6,389,398
                                               ================      ================        ================      ================

                                                                                                   PHOENIX-OAKHURST GROWTH AND
                                                PHOENIX-NORTHERN NASDAQ-100 INDEX(R)                         INCOME
                                                             SUBACCOUNT                                    SUBACCOUNT
                                                      VA1             VA2, VA3 & GSE                VA1             VA2, VA3 & GSE
                                               --------------------------------------        --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                $         (2,063)     $        (47,080)       $            668      $        (19,940)
   Net realized gain (loss)                                 980                10,289                     823              (242,518)
   Net change in unrealized appreciation
     (depreciation) on investments                       79,049             1,401,073                 113,051             3,333,231
                                               ----------------      ----------------        ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                     77,966             1,364,282                 114,542             3,070,773
                                               ----------------      ----------------        ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     -                  91,777                   4,178               413,331
   Participant transfers                                324,379             1,645,430                 113,160              (319,525)
   Participant withdrawals                              (31,218)             (391,377)                (26,762)           (2,669,272)
                                               ----------------      ----------------        ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions            293,161             1,345,830                  90,576            (2,575,466)
                                               ----------------      ----------------        ----------------      ----------------
   Net increase (decrease) in net assets                371,127             2,710,112                 205,118               495,307

NET ASSETS
   Beginning of period                                   39,426             2,200,156                 406,709            13,655,704
                                               ----------------      ----------------        ----------------      ----------------
   End of period                               $        410,553      $      4,910,268        $        611,827      $     14,151,011
                                               ================      ================        ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                       PHOENIX-OAKHURST STRATEGIC
                                                               ALLOCATION                        PHOENIX-OAKHURST VALUE EQUITY
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $        578,835      $      2,711,617      $          2,261      $        (40,024)
   Net realized gain (loss)                               416,978            (2,799,128)             (109,565)           (1,178,546)
   Net change in unrealized appreciation
     (depreciation) on investments                      5,135,211            33,752,442               161,235             3,571,315
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                    6,131,024            33,664,931                53,931             2,352,745
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                   548,035             2,635,006                 1,955               315,527
   Participant transfers                                 (501,306)           (6,957,517)              (34,207)             (108,985)
   Participant withdrawals                             (4,434,307)          (31,709,574)             (197,591)           (3,097,818)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions           (4,387,578)          (36,032,085)             (229,843)           (2,891,276)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                1,743,446            (2,367,154)             (175,912)             (538,531)

NET ASSETS
   Beginning of period                                 35,424,899           207,593,293               528,948            12,574,674
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $     37,168,345      $    205,226,139      $        353,036      $     12,036,143
                                                 ================      ================      ================      ================

                                                    PHOENIX-SANFORD BERNSTEIN GLOBAL           PHOENIX-SANFORD BERNSTEIN MID-CAP
                                                                 VALUE                                       VALUE
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $             42      $         14,994      $         (7,117)     $       (129,334)
   Net realized gain (loss)                                     1                   884               (12,281)              204,352
   Net change in unrealized appreciation
     (depreciation) on investments                          2,144             1,907,499               297,540             3,796,849
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                        2,187             1,923,377               278,142             3,871,867
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     1,140                16,244                 5,059               326,341
   Participant transfers                                      -                 194,085               (95,841)             (183,930)
   Participant withdrawals                                     (6)              (53,029)             (113,459)           (2,282,136)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions                1,134               157,300              (204,241)           (2,139,725)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                    3,321             2,080,677                73,901             1,732,142

NET ASSETS
   Beginning of period                                      6,238             6,091,556               876,003            11,978,489
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $          9,559      $      8,172,233      $        949,904      $     13,710,631
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                   PHOENIX-SANFORD BERNSTEIN SMALL-CAP
                                                                 VALUE                           PHOENIX-SENECA MID-CAP GROWTH
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         (4,703)     $        (75,815)     $         (4,728)     $       (123,256)
   Net realized gain (loss)                               (26,274)               (5,964)             (388,324)           (2,002,973)
   Net change in unrealized appreciation
     (depreciation) on investments                        189,852             2,150,837               498,967             4,420,631
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      158,875             2,069,058               105,915             2,294,402
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     6,476               128,099                 6,764               526,247
   Participant transfers                                  (71,760)             (448,187)             (320,382)             (528,217)
   Participant withdrawals                                (11,962)           (1,002,847)               (4,146)           (1,685,543)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions              (77,246)           (1,322,935)             (317,764)           (1,687,513)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                   81,629               746,123              (211,849)              606,889

NET ASSETS
   Beginning of period                                    500,657             6,178,412               596,941             9,223,610
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        582,286      $      6,924,535      $        385,092      $      9,830,499
                                                 ================      ================      ================      ================

                                                                                                  PHOENIX-STATE STREET RESEARCH
                                                     PHOENIX-SENECA STRATEGIC THEME                     SMALL-CAP GROWTH
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         (6,811)     $       (250,797)     $           (314)     $        (30,916)
   Net realized gain (loss)                              (147,708)           (2,461,916)               17,340               212,836
   Net change in unrealized appreciation
     (depreciation) on investments                        363,291             8,628,535                  (396)              775,322
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      208,772             5,915,822                16,630               957,242
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     1,357               808,754                   -                  24,150
   Participant transfers                                    9,555              (954,775)               13,522             1,025,253
   Participant withdrawals                                (49,969)           (3,098,987)                 (226)              (42,632)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions              (39,057)           (3,245,008)               13,296             1,006,771
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  169,715             2,670,814                29,926             1,964,013

NET ASSETS
   Beginning of period                                    646,067            18,356,318                   -               1,540,423
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        815,782      $     21,027,132      $         29,926      $      3,504,436
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                     AIM V.I. CAPITAL APPRECIATION                  AIM V.I. PREMIER EQUITY
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $           (245)     $         (7,412)     $           (302)     $        (16,737)
   Net realized gain (loss)                                    25                  (109)                    8              (101,134)
   Net change in unrealized appreciation
     (depreciation) on investments                          6,269               158,329                10,121               465,848
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                        6,049               150,808                 9,827               347,977
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     3,084                45,545                 1,375                57,483
   Participant transfers                                   33,406               589,152                 7,250                90,327
   Participant withdrawals                                   (700)             (157,987)                 (838)             (655,077)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions               35,790               476,710                 7,787              (507,267)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                   41,839               627,518                17,614              (159,290)

NET ASSETS
   Beginning of period                                     13,686               313,524                39,241             1,781,563
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $         55,525      $        941,042      $         56,855      $      1,622,273
                                                 ================      ================      ================      ================

                                                                                                 FEDERATED FUND FOR U.S. GOV'T
                                                    ALGER AMERICAN LEVERAGED ALLCAP                       SECURITIES II
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         (2,432)     $        (37,174)     $         23,099      $        519,405
   Net realized gain (loss)                               (75,925)             (315,161)               20,553                74,115
   Net change in unrealized appreciation
     (depreciation) on investments                        145,486             1,172,420               (31,224)             (416,029)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                       67,129               820,085                12,428               177,491
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     1,808               156,476                 5,647               539,223
   Participant transfers                                  140,730               976,198              (167,785)           (4,205,641)
   Participant withdrawals                                (56,149)             (390,277)             (288,225)           (4,333,928)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions               86,389               742,397              (450,363)           (8,000,346)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  153,518             1,562,482              (437,935)           (7,822,855)

NET ASSETS
   Beginning of period                                    138,703             1,991,793               960,856            21,550,856
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        292,221      $      3,554,275      $        522,921      $     13,728,001
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                    FEDERATED HIGH INCOME BOND FUND
                                                          II -- PRIMARY SHARES                    VIP CONTRAFUND(R) PORTFOLIO
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         46,902      $        203,470      $         (2,884)     $        (61,457)
   Net realized gain (loss)                                29,719                41,587                 1,381               (95,648)
   Net change in unrealized appreciation
     (depreciation) on investments                         24,901               408,334               103,898             1,802,759
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      101,522               653,391               102,395             1,645,654
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    25,682               225,950                 2,665               299,001
   Participant transfers                                  174,019             1,275,708                75,837             1,592,550
   Participant withdrawals                               (129,661)             (447,220)              (14,888)             (948,443)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions               70,040             1,054,438                63,614               943,108
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  171,562             1,707,829               166,009             2,588,762

NET ASSETS
   Beginning of period                                    525,585             2,828,885               284,863             5,783,103
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        697,147      $      4,536,714      $        450,872      $      8,371,865
                                                 ================      ================      ================      ================

                                                        VIP GROWTH OPPORTUNITIES                           VIP GROWTH
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $           (396)     $         (3,962)     $         (1,087)     $        (45,712)
   Net realized gain (loss)                               (13,087)              (47,698)              (61,159)             (284,930)
   Net change in unrealized appreciation
     (depreciation) on investments                         32,934               208,021               101,479             1,446,148
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                       19,451               156,361                39,233             1,115,506
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       280                63,027                 4,102               249,704
   Participant transfers                                   (4,563)              (52,884)               48,531               618,831
   Participant withdrawals                                 (1,227)              (60,494)              (88,387)             (805,514)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions               (5,510)              (50,351)              (35,754)               63,021
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                   13,941               106,010                 3,479             1,178,527

NET ASSETS
   Beginning of period                                     50,477               588,203               144,433             3,652,160
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $         64,418      $        694,213      $        147,912      $      4,830,687
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                  TEMPLETON DEVELOPING MARKETS
                                                        MUTUAL SHARES SECURITIES                           SECURITIES
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $             38      $        (10,980)     $            371      $           (451)
   Net realized gain (loss)                                 4,819               (44,027)               (8,433)             (216,509)
   Net change in unrealized appreciation
     (depreciation) on investments                         81,196             1,036,062               136,496               666,419
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                       86,053               981,055               128,434               449,459
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    12,053               143,817                   -                  25,623
   Participant transfers                                    6,959               210,756                (1,900)              (55,861)
   Participant withdrawals                                (16,676)             (651,435)               (3,818)             (235,135)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions                2,336              (296,862)               (5,718)             (265,373)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                   88,389               684,193               122,716               184,086

NET ASSETS
   Beginning of period                                    358,488             4,464,814               255,991             1,015,276
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        446,877      $      5,149,007      $        378,707      $      1,199,362
                                                 ================      ================      ================      ================

                                                      TEMPLETON FOREIGN SECURITIES             TEMPLETON GLOBAL ASSET ALLOCATION
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $            957      $         24,121      $            117      $         36,198
   Net realized gain (loss)                               (35,065)             (112,204)                  (26)             (202,924)
   Net change in unrealized appreciation
     (depreciation) on investments                         65,961             1,469,089                 2,017               892,596
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                       31,853             1,381,006                 2,108               725,870
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       185               285,526                   -                 106,124
   Participant transfers                                   (4,094)              118,978                   -                (210,583)
   Participant withdrawals                                (69,241)             (996,398)                  (23)             (360,513)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions              (73,150)             (591,894)                  (23)             (464,972)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  (41,297)              789,112                 2,085               260,898

NET ASSETS
   Beginning of period                                    142,168             4,914,163                 6,906             2,732,753
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        100,871      $      5,703,275      $          8,991      $      2,993,651
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                       TEMPLETON GROWTH SECURITIES            RYDEX VARIABLE TRUST SECTOR ROTATION
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE             VA1(3)         VA2, VA3 & GSE(2)
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $          1,507      $         17,729      $            (80)     $         (4,780)
   Net realized gain (loss)                                 3,573               (89,956)                    3                 7,116
   Net change in unrealized appreciation
     (depreciation) on investments                         56,743             1,914,112                 2,160                90,972
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                       61,823             1,841,885                 2,083                93,308
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    10,184               223,837                   -                  26,502
   Participant transfers                                  (21,364)              711,038                28,208               738,653
   Participant withdrawals                                 (6,600)           (1,064,131)                   (2)             (155,261)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions              (17,780)             (129,256)               28,206               609,894
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                   44,043             1,712,629                30,289               703,202

NET ASSETS
   Beginning of period                                    192,954             6,411,545                   -                     -
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        236,997      $      8,124,174      $         30,289      $        703,202
                                                 ================      ================      ================      ================

                                                    SCUDDER VIT EAFE(R) EQUITY INDEX              SCUDDER VIT EQUITY 500 INDEX
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $          1,308      $         (4,100)     $           (929)     $         (6,476)
   Net realized gain (loss)                               (11,969)                  111                  (310)                3,933
   Net change in unrealized appreciation
     (depreciation) on investments                         20,000               236,837               101,129             1,065,263
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                        9,339               232,848                99,890             1,062,720
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       -                  39,818                   618                97,451
   Participant transfers                                  (33,393)              312,756               310,404             2,750,032
   Participant withdrawals                                 (1,767)             (215,416)                 (925)             (550,005)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions              (35,160)              137,158               310,097             2,297,478
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  (25,821)              370,006               409,987             3,360,198

NET ASSETS
   Beginning of period                                     75,215               679,126               244,376             2,529,150
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $         49,394      $      1,049,132      $        654,363      $      5,889,348
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                               TECHNOLOGY                             WANGER FOREIGN FORTY
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         (2,800)     $        (42,254)     $           (301)     $        (23,709)
   Net realized gain (loss)                                   892              (680,730)               (6,176)              (28,344)
   Net change in unrealized appreciation
     (depreciation) on investments                        102,292             1,927,015                20,669               926,635
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      100,384             1,204,031                14,192               874,582
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     4,982               235,604                   462                91,045
   Participant transfers                                   82,901               204,202                22,278               739,304
   Participant withdrawals                                 (1,495)             (530,780)                  (16)             (785,800)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions               86,388               (90,974)               22,724                44,549
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  186,772             1,113,057                36,916               919,131

NET ASSETS
   Beginning of period                                    179,685             2,732,743                31,824             2,130,318
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        366,457      $      3,845,800      $         68,740      $      3,049,449
                                                 ================      ================      ================      ================

                                                     WANGER INTERNATIONAL SMALL CAP                      WANGER TWENTY
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $        (10,822)     $       (436,995)     $         (1,671)     $        (58,275)
   Net realized gain (loss)                              (262,101)             (799,367)                  918                 4,067
   Net change in unrealized appreciation
     (depreciation) on investments                        893,279            19,331,450                39,988             1,207,313
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      620,356            18,095,088                39,235             1,153,105
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     7,592             1,028,978                   -                 132,717
   Participant transfers                                 (285,646)           (1,147,525)              (62,233)              466,096
   Participant withdrawals                               (145,665)           (7,749,312)               (1,805)             (454,627)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions             (423,719)           (7,867,859)              (64,038)              144,186
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  196,637            10,227,229               (24,803)            1,297,291

NET ASSETS
   Beginning of period                                  1,677,684            43,032,080               198,690             3,899,434
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $      1,874,321      $     53,259,309      $        173,887      $      5,196,725
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                     WANGER U.S. SMALLER COMPANIES
                                                               SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE
                                                 --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $        (19,641)     $     (1,189,887)
   Net realized gain (loss)                               104,998             6,008,172
   Net change in unrealized appreciation
     (depreciation) on investments                        566,479            27,262,550
                                                 ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      651,836            32,080,835
                                                 ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    16,545             1,622,957
   Participant transfers                                 (104,436)           (3,776,158)
   Participant withdrawals                               (286,740)          (17,003,133)
                                                 ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions             (374,631)          (19,156,334)
                                                 ----------------      ----------------
   Net increase (decrease) in net assets                  277,205            12,924,501

NET ASSETS
   Beginning of period                                  1,897,143            88,615,783
                                                 ----------------      ----------------
   End of period                                 $      2,174,348      $    101,540,284
                                                 ================      ================

+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception April 29, 2003 to December 31, 2003.
(2) From inception June 2, 2003 to December 31, 2003.
(3) From inception September 3, 2003 to December 31, 2003.
(4) From inception October 7, 2003 to December 31, 2003.

                        See Notes to Financial Statements

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The Phoenix Life Variable Accumulation Account (Big Edge (VA1), The Big Edge Plus(R) (VA2 & VA3) and Group Strategic Edge(R) (GSE)) (the "Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. GSE is offered to groups to fund certain tax-qualified pension plans or profit sharing plans including Phoenix's Savings Investment Plan (SIP). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account is used to fund benefits for variable annuity products issued by Phoenix, including Big Edge, The Big Edge Plus(R) and Group Strategic Edge(R) (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 48 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account.

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                  INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  High total return consistent with reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                              Long-term growth of capital and future income rather than current
(formerly, Phoenix-MFS Investors Growth Stock Series)  income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap     Long-term capital growth
Growth Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       High total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    Capital appreciation and income with approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                 Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series              Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth     Long-term growth of capital
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series           High total return over an extended period of time consistent with
(formerly, Phoenix-Oakhurst Strategic Allocation       prudent investment risk
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                   Long-term capital appreciation with current income as a secondary
(formerly, Phoenix-Oakhurst Value Equity Series)       consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       Long-term total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series    To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                  Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series              High current income and long-term capital appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series             Capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series               Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                         To track the total return of the Dow Jones Industrial Average(SM) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            To track the total return of the Nasdaq-100 Index(R) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         Long-term capital appreciation with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                  INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Long-term capital appreciation by investing primarily in small-
Phoenix-Sanford Bernstein Small-Cap Value Series       capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                  Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     Growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                      Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           Long-term growth of capital with income as a secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio              Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II       Current income by investing primarily in a diversified portfolio or U.S.
                                                       government securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                            Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                     Capital growth
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                   Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                      Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                 High total return
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund              Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE(R) Equity Index Fund                  EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                      Match the performance of the Standard & Poor's 500 Composite Stock
                                                       Price Index which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                   Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            Long-term growth of capital
(formerly, Wanger Foreign Forty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                          Long-term growth of capital
(formerly, Wanger Twenty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net Assets of the Account at December 31, 2004 include amounts for contracts in the payout (annuitization) period. The amount originally allocated to the contracts were the value of the outstanding annuity units owned at the time the annuitization occurred. The December 31, 2004 value would be the net amount remaining of the original allocation, less benefit payments made and plus or minus investment performance of each subaccount to which annuity units are credited. The mortality risk is fully borne by Phoenix. All additional reserving for mortality risk over and above the Account value is held in the general account of Phoenix and is not transferred to the Account.

   Each annuity benefit payment is based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in the subaccount and the applicable annuity payment rate. The payment rate differs according to the payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. Subsequent payments will vary to reflect whether the actual investment experience of the subaccount is better or worse than the assumed investment return.

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
    Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

                                                                             VA1                       VA2, VA3 & GSE
                                                                -----------------------------   -----------------------------
SUBACCOUNT                                                        PURCHASES        SALES          PURCHASES        SALES
----------                                                        ---------        -----          ---------        -----
THE PHOENIX EDGE SERIES FUND
----------------------------
   Phoenix-Aberdeen International Series                        $     116,017   $     235,204   $  10,330,109   $  11,225,532
   Phoenix-AIM Growth Series                                            5,298         140,622         626,968       3,571,838
   Phoneix-Alger Small-Cap Growth Series                               88,720          93,592         938,796       1,061,501
   Phoenix-Alliance/Bernstein Enhanced Index Series                    12,336         336,643         580,887       3,650,838
   Phoenix-Duff & Phelps Real Estate Securities Series                413,090         433,782       5,598,871       6,132,765
   Phoenix-Engemann Capital Growth Series                             326,666       2,751,612       5,645,252      51,489,806
   Phoenix-Engemann Growth and Income Series                          553,506         130,639       8,115,784       5,407,465
   Phoenix-Engemann Small-Cap Growth Series                           244,184         307,026         794,144       2,002,210
   Phoenix-Engemann Strategic Allocation Series                     1,746,630       6,878,994      10,025,858      38,819,328
   Phoenix-Engemann Value Equity Series                               268,608         104,568       3,010,414       3,999,233
   Phoenix-Goodwin Money Market Series                              1,671,489       2,241,643       9,815,795      18,596,420
   Phoenix-Goodwin Multi-Sector Fixed Income Series                   602,944       1,694,907       9,147,712      13,706,111
   Phoenix-Goodwin Multi-Sector Short Term Bond Series                 82,066             266       1,171,826         192,580
   Phoenix-Kayne Rising Dividends Series                                4,482           7,546         847,938         446,525
   Phoenix-Kayne Small-Cap Quality Value Series                        25,921           3,551         880,720         280,625
   Phoenix-Lazard International Equity Select Series                   37,525           4,386         776,581       1,542,460
   Phoenix-Lazard Small-Cap Value Series                                1,686          11,696         563,990         302,101
   Phoenix-Lord Abbett Bond-Debenture Series                           11,150               -         842,738         406,920
   Phoenix-Lord Abbett Large-Cap Value Series                          31,263           1,607       1,915,208         541,042
   Phoenix-Lord Abbett Mid-Cap Value Series                            26,872           8,925       1,657,609         315,623
   Phoenix-Northern Dow 30 Series                                      55,559         243,815         758,324       1,786,404
   Phoenix-Northern Nasdaq-100 Index(R) Series                        570,385         425,704         708,013       3,162,722
   Phoenix-Sanford Bernstein Mid-Cap Value Series                     289,248         392,702       3,309,952       3,323,596
   Phoenix-Sanford Bernstein Small-Cap Value Series                   135,596         308,302       1,808,328       2,068,141
   Phoenix-Seneca Mid-Cap Growth Series                                21,364         191,000         898,502       3,215,839
   Phoneix-Seneca Strategic Theme Series                               25,554         269,598         631,520       6,713,340

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

                                                                             VA1                       VA2, VA3 & GSE
                                                                -----------------------------   -----------------------------
SUBACCOUNT                                                        PURCHASES        SALES          PURCHASES        SALES
----------                                                        ---------        -----          ---------        -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   AIM V.I. Capital Appreciation Fund                           $      70,699   $       2,686   $     531,836   $     430,484
   AIM V.I. Mid-Cap Core Equity Fund                                   68,000              46       5,451,207           3,910
   AIM V.I. Premier Equity Fund                                         1,748           1,221         192,537         649,396

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
   Alger American Leveraged AllCap Portfolio                           16,509         212,224         604,789       1,398,434

FEDERATED INSURANCE SERIES
--------------------------
   Federated Fund for U.S. Government Securities II                   401,066         507,806       3,224,081       6,061,652
   Federated High Income Bond Fund II -- Primary Shares                83,661         515,496       1,162,067       2,628,314

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP Contrafund(R) Portfolio                                        148,219         143,979       3,248,171       1,969,572
   VIP Growth Opportunities Portfolio                                  24,229          29,862         220,943         154,273
   VIP Growth Portfolio                                                27,593          19,160       1,888,756       2,114,546

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
   Mutual Shares Securities Fund                                      124,195         154,284       1,401,901       1,448,991
   Templeton Developing Markets Securities Fund                         7,208           4,062          45,936         304,027
   Templeton Foreign Securities Fund                                   85,135          88,363         894,522       2,423,640
   Templeton Global Asset Allocation Fund                                 259             109         182,456         949,566
   Templeton Growth Securities Fund                                    90,479          75,257       1,243,735       1,464,214

THE RYDEX VARIABLE TRUST
------------------------
   Rydex Variable Trust Sector Rotation Fund                           54,958          34,523         144,688         495,921

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
   Scudder VIT EAFE(R) Equity Index Fund                                2,127             445         289,172         275,001
   Scudder VIT Equity 500 Index Fund                                  352,772         660,951       1,683,784       1,613,397

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   Technology Portfolio                                                19,642         185,971         757,688       2,008,216

WANGER ADVISORS TRUST
---------------------
   Wanger International Select                                         80,848           2,956         807,779         787,056
   Wanger International Small Cap                                     269,487         538,515       1,781,645      13,152,240
   Wanger Select                                                      267,521         189,140         984,318       1,396,451
   Wanger U.S. Smaller Companies                                      108,410         776,516       1,087,369      26,423,870

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

    A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003, 2002 and 2001 follows:

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
   VA1
   PHOENIX-ABERDEEN INTERNATIONAL SERIES
   Accumulation units outstanding                                     671,728         737,817       1,059,290       1,303,198
   Unit value                                                       $2.402306       $2.009037       $1.538927       $1.824634
   Net assets (thousands)                                              $1,614          $1,482          $1,630          $2,378
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              2.69%           1.91%           1.03%               -
   Total return                                                        19.58%          30.55%        (15.66%)        (24.81%)

   VA2, VA3, & GSE
   PHOENIX-ABERDEEN INTERNATIONAL SERIES
   Accumulation units outstanding                                  24,103,874      24,877,363      28,109,897      37,323,663
   Unit value                                                       $2.316498       $1.942167       $1.491466       $1.772861
   Net assets (thousands)                                             $55,837         $48,316         $41,925         $66,169
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              2.82%           1.92%           1.00%               -
   Total return                                                        19.27%          30.22%        (15.87%)        (25.00%)

   VA1
   PHOENIX-AIM GROWTH SERIES
   Accumulation units outstanding                                     296,622         536,515         813,234       1,313,581
   Unit value                                                       $0.583462       $0.565557       $0.472802       $0.671140
   Net assets (thousands)                                                $173            $303            $384            $882
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              0.07%               -               -               -
   Total return                                                         3.17%          19.62%        (29.55%)        (24.61%)

   VA2, VA3, & GSE
   PHOENIX-AIM GROWTH SERIES
   Accumulation units outstanding                                  21,997,564      26,810,402      19,701,710      21,535,515
   Unit value                                                       $0.602957       $0.585931       $0.491075       $0.698849
   Net assets (thousands)                                             $13,264         $15,709          $9,675         $15,050
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              0.09%               -               -               -
   Total return                                                         2.91%          19.32%        (29.73%)        (24.80%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
   VA1
   PHONEIX-ALGER SMALL-CAP GROWTH SERIES(18)
   Accumulation units outstanding                                       8,684          19,617               -               -
   Unit value                                                       $1.542232       $1.525440               -               -
   Net assets (thousands)                                                 $13             $30               -               -
   Mortality and expense ratio                                          1.00%           1.00% *             -               -
   Investment income ratio                                                  -               - *             -               -
   Total return                                                         1.10%          35.47%               -               -

   VA2, VA3, & GSE
   PHONEIX-ALGER SMALL-CAP GROWTH SERIES(10)
   Accumulation units outstanding                                   2,161,683       2,305,370       1,534,925               -
   Unit value                                                       $1.532968       $1.520119       $1.003582               -
   Net assets (thousands)                                              $3,314          $3,504          $1,540               -
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *             -
   Investment income ratio                                                  -               -               - *             -
   Total return                                                         0.85%          51.47%           0.36%               -

   VA1
   PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
   Accumulation units outstanding                                     249,040         535,346         735,360       1,046,796
   Unit value                                                       $1.227768       $1.129107       $0.903516       $1.195897
   Net assets (thousands)                                                $306            $604            $664          $1,252
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              1.17%           1.07%           0.87%           0.70%
   Total return                                                         8.74%          24.97%        (24.45%)        (12.79%)

   VA2, VA3, & GSE
   PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
   Accumulation units outstanding                                   6,143,714       8,793,428      11,362,123      15,727,175
   Unit value                                                       $1.244491       $1.147383       $0.920457       $1.221412
   Net assets (thousands)                                              $7,646         $10,089         $10,458         $19,209
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              1.31%           1.07%           0.87%           0.69%
   Total return                                                         8.46%          24.65%        (24.64%)        (13.01%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
   VA1
   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
   Accumulation units outstanding                                     209,590         241,856         282,107          98,204
   Unit value                                                       $4.122968       $3.091943       $2.258774       $2.035646
   Net assets (thousands)                                                $864            $748            $637            $200
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              2.49%           3.49%           4.32%           3.53%
   Total return                                                        33.35%          36.89%          10.96%           5.55%

   VA2, VA3, & GSE
   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
   Accumulation units outstanding                                   4,347,953       5,057,855       6,123,174       6,334,551
   Unit value                                                       $4.075583       $3.064151       $2.244131       $2.027561
   Net assets (thousands)                                             $17,720         $15,498         $13,741         $12,844
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              2.45%           3.41%           3.88%           4.01%
   Total return                                                        33.01%          36.54%          10.68%           5.28%

   VA1
   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
   Accumulation units outstanding                                   1,689,363       1,955,755       2,154,144       3,054,688
   Unit value                                                       $9.330679       $8.978570       $7.169958       $9.632257
   Net assets (thousands)                                             $15,763         $17,560         $15,445         $29,424
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              0.83%           0.10%               -           0.06%
   Total return                                                         3.92%          25.22%        (25.56%)        (35.24%)

   VA2, VA3, & GSE
   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
   Accumulation units outstanding                                  23,640,127      28,830,311      35,071,893      45,770,680
   Unit value                                                       $8.923622       $8.608607       $6.891897       $9.282201
   Net assets (thousands)                                            $210,956        $248,189        $241,708        $424,856
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              0.80%           0.10%               -           0.06%
   Total return                                                         3.66%          24.91%        (25.75%)        (35.41%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
   VA1
   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
   Accumulation units outstanding                                     897,250         543,288         455,729         735,213
   Unit value                                                       $1.231693       $1.126159       $0.892436       $1.163375
   Net assets (thousands)                                              $1,105            $612            $407            $855
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              1.48%           1.17%           0.67%           0.50%
   Total return                                                         9.37%          26.19%        (23.29%)         (9.09%)

   VA2, VA3, & GSE
   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
   Accumulation units outstanding                                  15,177,576      12,750,543      15,487,487      20,147,245
   Unit value                                                       $1.210778       $1.109836       $0.881725       $1.152330
   Net assets (thousands)                                             $18,377         $14,151         $13,656         $23,216
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              1.32%           1.13%           0.73%           0.47%
   Total return                                                         9.10%          25.87%        (23.48%)         (9.32%)

   VA1
   PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
   Accumulation units outstanding                                     294,616         448,221         174,859         149,747
   Unit value                                                       $0.609053       $0.560832       $0.386891       $0.548934
   Net assets (thousands)                                                $179            $251             $68             $82
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                                  -               -               -           0.05%
   Total return                                                         8.60%          44.96%        (29.52%)        (27.47%)

   VA2, VA3, & GSE
   PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
   Accumulation units outstanding                                   4,094,036       6,076,504       7,141,617       7,809,555
   Unit value                                                       $0.672495       $0.620821       $0.429353       $0.610714
   Net assets (thousands)                                              $2,753          $3,772          $3,066          $4,769
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                                  -               -               -           0.04%
   Total return                                                         8.32%          44.59%        (29.70%)        (27.65%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
   VA1
   PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES
   Accumulation units outstanding                                   4,931,105       5,950,498       6,730,497       7,478,174
   Unit value                                                       $6.645078       $6.246258       $5.263341       $6.012629
   Net assets (thousands)                                             $32,768         $37,168         $35,425         $44,963
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              2.55%           2.64%           2.78%           2.49%
   Total return                                                         6.38%          18.67%        (12.46%)           0.85%

   VA2, VA3, & GSE
   PHOENIX-ENGEMANNSTRATEGIC ALLOCATION SERIES
   Accumulation units outstanding                                  28,379,887      34,281,226      41,048,554      30,578,754
   Unit value                                                       $6.352702       $5.986546       $5.057262       $5.791858
   Net assets (thousands)                                            $180,289        $205,226        $207,593        $177,108
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              2.55%           2.62%           2.76%           2.48%
   Total return                                                         6.12%          18.38%        (12.68%)           0.59%

   VA1
   PHOENIX-ENGEMANN VALUE EQUITY SERIES
   Accumulation units outstanding                                     399,481         273,754         505,388         460,254
   Unit value                                                       $1.441611       $1.289608       $1.051561       $1.360606
   Net assets (thousands)                                                $576            $353            $529            $626
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              1.04%           0.85%           0.87%           0.85%
   Total return                                                        11.79%          22.64%        (22.71%)        (18.79%)

   VA2, VA3, & GSE
   PHOENIX-ENGEMANN VALUE EQUITY SERIES
   Accumulation units outstanding                                   8,306,789       8,963,080      11,454,890      13,552,545
   Unit value                                                       $1.497349       $1.342858       $1.097756       $1.423985
   Net assets (thousands)                                             $12,438         $12,036         $12,575         $19,299
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              0.89%           0.94%           0.86%           0.80%
   Total return                                                        11.50%          22.33%        (22.91%)        (18.99%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
   VA1
   PHOENIX-GOODWIN MONEY MARKET SERIES
   Accumulation units outstanding                                     625,010         844,224       1,948,881       2,017,443
   Unit value                                                       $2.576654       $2.582197       $2.590551       $2.580079
   Net assets (thousands)                                              $1,610          $2,180          $5,049          $5,205
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              0.77%           0.70%           1.40%           3.66%
   Total return                                                       (0.21%)         (0.32%)           0.41%           2.78%

   VA2, VA3, & GSE
   PHOENIX-GOODWIN MONEY MARKET SERIES
   Accumulation units outstanding                                   8,141,689      11,646,113      19,193,705      24,588,508
   Unit value                                                       $2.464015       $2.475568       $2.489857       $2.486071
   Net assets (thousands)                                             $20,061         $28,831         $47,790         $61,129
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              0.77%           0.70%           1.41%           3.66%
   Total return                                                       (0.47%)         (0.57%)           0.15%           2.52%

   VA1
   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
   Accumulation units outstanding                                     676,875         913,270       1,167,971       1,283,635
   Unit value                                                       $5.928477       $5.605136       $4.941487       $4.537693
   Net assets (thousands)                                              $4,013          $5,119          $5,772          $5,825
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              6.03%           6.75%           6.92%           7.70%
   Total return                                                         5.77%          13.43%           8.90%           5.02%

   VA2, VA3, & GSE
   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
   Accumulation units outstanding                                   7,963,166       9,211,689      11,174,402      13,969,174
   Unit value                                                       $5.672080       $5.376290       $4.751729       $4.374471
   Net assets (thousands)                                             $45,168         $49,525         $53,098         $61,108
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              6.09%           6.62%           7.04%           7.88%
   Total return                                                         5.50%          13.14%           8.62%           4.76%

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
   VA1
   PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(19)
   Accumulation units outstanding                                      79,053               -               -               -
   Unit value                                                       $1.046442               -               -               -
   Net assets (thousands)                                                 $83               -               -               -
   Mortality and expense ratio                                          1.00% *             -               -               -
   Investment income ratio                                              5.70% *             -               -               -
   Total return                                                         5.87%               -               -               -

   VA2, VA3, & GSE
   PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(18)
   Accumulation units outstanding                                     952,876               -               -               -
   Unit value                                                       $1.044692               -               -               -
   Net assets (thousands)                                                $995               -               -               -
   Mortality and expense ratio                                          1.25% *             -               -               -
   Investment income ratio                                              5.40% *             -               -               -
   Total return                                                         4.54%               -               -               -

   VA1
   PHOENIX-KAYNE RISING DIVIDENDS SERIES(12)
   Accumulation units outstanding                                      19,761          22,534          14,603               -
   Unit value                                                       $1.181619       $1.133940       $0.961737               -
   Net assets (thousands)                                                 $23             $26             $14               -
   Mortality and expense ratio                                          1.00%           1.00%           1.00% *             -
   Investment income ratio                                              1.36%           0.62%           0.72% *             -
   Total return                                                         4.20%          17.91%           5.35%               -

   VA2, VA3, & GSE
   PHOENIX-KAYNE RISING DIVIDENDS SERIES(10)
   Accumulation units outstanding                                   1,424,332       1,078,395         532,302               -
   Unit value                                                       $1.174521       $1.129984       $0.960802               -
   Net assets (thousands)                                              $1,673          $1,219            $511               -
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *             -
   Investment income ratio                                              1.46%           0.67%           0.48% *             -
   Total return                                                         3.94%          17.61%         (3.92%)               -

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
   VA1
   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(17)
   Accumulation units outstanding                                      22,955           6,648               -               -
   Unit value                                                       $1.490769       $1.198095               -               -
   Net assets (thousands)                                                 $34              $8               -               -
   Mortality and expense ratio                                          1.00%           1.00% *             -               -
   Investment income ratio                                              1.54%           3.29% *             -               -
   Total return                                                        24.43%           9.89%               -               -

   VA2, VA3, & GSE
   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(10)
   Accumulation units outstanding                                   1,343,100         921,851         502,567               -
   Unit value                                                       $1.481812       $1.193906       $1.005160               -
   Net assets (thousands)                                              $1,990          $1,101            $505               -
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *             -
   Investment income ratio                                              1.12%           0.52%           1.88% *             -
   Total return                                                        24.11%          18.78%           0.52%               -

   VA1
   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(14)
   Accumulation units outstanding                                      29,735           3,423               -               -
   Unit value                                                       $1.406371       $1.226148               -               -
   Net assets (thousands)                                                 $42              $4               -               -
   Mortality and expense ratio                                          1.00%           1.00% *             -               -
   Investment income ratio                                              1.45%           0.84% *             -               -
   Total return                                                        14.70%          34.54%               -               -

   VA2, VA3, & GSE
   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(10)
   Accumulation units outstanding                                     998,261       1,635,192       1,107,413               -
   Unit value                                                       $1.397899       $1.221852       $0.953129               -
   Net assets (thousands)                                              $1,395          $1,998          $1,056               -
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *             -
   Investment income ratio                                              1.20%           0.76%               - *             -
   Total return                                                        14.41%          28.19%         (4.69%)               -

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
   VA1
   PHOENIX-LAZARD SMALL-CAP VALUE SERIES(12)
   Accumulation units outstanding                                      13,450          21,524          14,413               -
   Unit value                                                       $1.518587       $1.341207       $0.975027               -
   Net assets (thousands)                                                 $20             $29             $14               -
   Mortality and expense ratio                                          1.00%           1.00%           1.00% *             -
   Investment income ratio                                                  -           0.13%           0.34% *             -
   Total return                                                        13.23%          37.56%           5.41%               -

   VA2, VA3, & GSE
   PHOENIX-LAZARD SMALL-CAP VALUE SERIES(10)
   Accumulation units outstanding                                   3,330,551       3,395,958       3,029,092               -
   Unit value                                                       $1.509466       $1.336520       $0.974076               -
   Net assets (thousands)                                              $5,027          $4,539          $2,951               -
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *             -
   Investment income ratio                                                  -           0.09%           0.22% *             -
   Total return                                                        12.94%          37.21%         (2.59%)               -

   VA1
   PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(21)
   Accumulation units outstanding                                       8,241               -               -               -
   Unit value                                                       $1.325873               -               -               -
   Net assets (thousands)                                                 $11               -               -               -
   Mortality and expense ratio                                          1.00% *             -               -               -
   Investment income ratio                                             24.90% *             -               -               -
   Total return                                                         0.74%               -               -               -

   VA2, VA3, & GSE
   PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(10)
   Accumulation units outstanding                                   2,692,661       2,486,786       2,140,062               -
   Unit value                                                       $1.317888       $1.230859       $1.058489               -
   Net assets (thousands)                                              $3,549          $3,061          $2,265               -
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *             -
   Investment income ratio                                              5.19%           5.40%           4.71% *             -
   Total return                                                         7.07%          16.28%           5.85%               -

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
   VA1
   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(13)
   Accumulation units outstanding                                      62,569          40,022          20,009               -
   Unit value                                                       $1.421492       $1.274620       $0.988567               -
   Net assets (thousands)                                                 $89             $51             $20               -
   Mortality and expense ratio                                          1.00%           1.00%           1.00% *             -
   Investment income ratio                                              0.85%           0.78%           2.14% *             -
   Total return                                                        11.52%          28.94%           1.93%               -

   VA2, VA3, & GSE
   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(10)
   Accumulation units outstanding                                   2,308,947       1,259,090       1,154,863               -
   Unit value                                                       $1.412930       $1.270157       $0.987598               -
   Net assets (thousands)                                              $3,262          $1,599          $1,141               -
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *             -
   Investment income ratio                                              0.97%           0.49%           0.55% *             -
   Total return                                                        11.24%          28.61%         (1.24%)               -

   VA1
   PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(11)
   Accumulation units outstanding                                      64,424          50,733          27,454               -
   Unit value                                                       $1.510317       $1.227927       $0.996521               -
   Net assets (thousands)                                                 $97             $62             $27               -
   Mortality and expense ratio                                          1.00%           1.00%           1.00% *             -
   Investment income ratio                                              0.53%           0.77%           1.41% *             -
   Total return                                                        23.00%          23.22%         (1.94%)               -

   VA2, VA3, & GSE
   PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(10)
   Accumulation units outstanding                                   2,631,404       1,635,615       1,167,187               -
   Unit value                                                       $1.501244       $1.223633       $0.995550               -
   Net assets (thousands)                                              $3,950          $2,001          $1,162               -
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *             -
   Investment income ratio                                              0.59%           0.57%           0.81% *             -
   Total return                                                        22.69%          22.91%         (0.45%)               -

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
   VA1
   PHOENIX-NORTHERN DOW 30 SERIES(2)
   Accumulation units outstanding                                      27,391         220,277         246,658         214,071
   Unit value                                                       $1.025775       $0.989900       $0.784826       $0.938170
   Net assets (thousands)                                                 $28            $218            $194            $201
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00% *
   Investment income ratio                                              0.71%           1.66%           1.28%           1.76% *
   Total return                                                         3.62%          26.13%        (16.35%)         (6.18%)

   VA2, VA3, & GSE
   PHOENIX-NORTHERN DOW 30 SERIES
   Accumulation units outstanding                                   5,703,831       6,859,774       7,275,601      12,203,561
   Unit value                                                       $0.962747       $0.931430       $0.740328       $0.887219
   Net assets (thousands)                                              $5,491          $6,389          $5,386         $10,827
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              1.59%           1.65%           1.01%           1.10%
   Total return                                                         3.36%          25.81%        (16.56%)         (7.16%)

   VA1
   PHOENIX-NOTHERN NASDAQ-100 INDEX(R) SERIES
   Accumulation units outstanding                                   1,416,723       1,071,987         151,703         148,037
   Unit value                                                       $0.417222       $0.382984       $0.259888       $0.420556
   Net assets (thousands)                                                $591            $411             $39             $62
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              0.70%               -               -               -
   Total return                                                         8.94%          47.37%        (38.20%)        (33.74%)

   VA2, VA3, & GSE
   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
   Accumulation units outstanding                                   6,334,429      13,034,680       8,585,037      10,106,111
   Unit value                                                       $0.409353       $0.376708       $0.256278       $0.415758
   Net assets (thousands)                                              $2,593          $4,910          $2,200          $4,202
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              0.39%               -               -               -
   Total return                                                         8.67%          46.99%        (38.36%)        (33.91%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
   VA1
   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
   Accumulation units outstanding                                     581,102         699,608         900,449         392,090
   Unit value                                                       $1.618509       $1.357767       $0.972852       $1.074551
   Net assets (thousands)                                                $941            $950            $876            $421
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              0.17%           0.18%           0.91%           1.52%
   Total return                                                        19.20%          39.57%         (9.46%)          21.75%

   VA2, VA3, & GSE
   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
   Accumulation units outstanding                                   9,341,276      10,009,403      12,174,090      12,331,815
   Unit value                                                       $1.628694       $1.369775       $0.983933       $1.089546
   Net assets (thousands)                                             $15,214         $13,711         $11,978         $13,436
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              0.17%           0.18%           0.86%           1.52%
   Total return                                                        18.90%          39.21%         (9.69%)          21.45%

   VA1
   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(3)
   Accumulation units outstanding                                     275,667         416,277         509,764         143,005
   Unit value                                                       $1.698812       $1.398795       $0.982134       $1.084641
   Net assets (thousands)                                                $468            $582            $501            $155
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00% *
   Investment income ratio                                                  -               -           0.56%           0.82% *
   Total return                                                        21.45%          42.42%         (9.45%)           8.46%

   VA2, VA3, & GSE
   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
   Accumulation units outstanding                                   3,959,089       4,441,163       5,629,487       5,110,098
   Unit value                                                       $1.888812       $1.559172       $1.097509       $1.215139
   Net assets (thousands)                                              $7,478          $6,925          $6,178          $6,209
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                                  -               -           0.42%           0.81%
   Total return                                                        21.14%          42.06%         (9.68%)          14.31%

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
   VA1
   PHOENIX-SENECA MID-CAP GROWTH SERIES
   Accumulation units outstanding                                     188,915         345,892         683,870         803,067
   Unit value                                                       $1.176284       $1.113327       $0.872886       $1.306225
   Net assets (thousands)                                                $222            $385            $597          $1,049
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                                  -               -               -               -
   Total return                                                         5.65%          27.55%        (33.17%)        (26.04%)

   VA2, VA3, & GSE
   PHOENIX-SENECA MID-CAP GROWTH SERIES
   Accumulation units outstanding                                   6,172,910       8,052,235       9,611,872      11,318,129
   Unit value                                                       $1.286632       $1.220841       $0.959606       $1.439643
   Net assets (thousands)                                              $7,942          $9,830          $9,224         $16,294
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                                  -               -               -               -
   Total return                                                         5.39%          27.22%        (33.34%)        (26.07%)

   VA1
   PHONEIX-SENECA STRATEGIC THEME SERIES
   Accumulation units outstanding                                     370,709         534,148         575,130       1,251,388
   Unit value                                                       $1.594180       $1.527262       $1.123901       $1.746048
   Net assets (thousands)                                                $591            $816            $646          $2,185
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                                  -               -               -               -
   Total return                                                         4.38%          35.89%        (35.63%)        (28.09%)

   VA2, VA3, & GSE
   PHONEIX-SENECA STRATEGIC THEME SERIES
   Accumulation units outstanding                                   9,944,543      13,951,159      16,508,297      23,730,603
   Unit value                                                       $1.569274       $1.507196       $1.111945       $1.731851
   Net assets (thousands)                                             $15,606         $21,027         $18,356         $41,098
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                                  -               -               -               -
   Total return                                                         4.12%          35.55%        (35.79%)        (28.28%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   VA1
   AIM V.I. CAPITAL APPRECIATION FUND(7)
   Accumulation units outstanding                                     137,235          62,411          19,726           2,831
   Unit value                                                       $0.939123       $0.889658       $0.693825       $0.926506
   Net assets (thousands)                                                $129             $56             $14              $3
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00% *
   Investment income ratio                                                  -               -               -               - *
   Total return                                                         5.56%          28.23%        (25.11%)         (6.31%)

   VA2, VA3, & GSE
   AIM V.I. CAPITAL APPRECIATION FUND(5)
   Accumulation units outstanding                                   1,271,983       1,138,913         485,323          98,830
   Unit value                                                       $0.870004       $0.826264       $0.646011       $0.864839
   Net assets (thousands)                                              $1,107            $941            $314             $85
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                                  -               -               -               - *
   Total return                                                         5.29%          27.90%        (25.30%)        (13.52%)

   VA1
   AIM V.I. MID-CAP CORE EQUITY FUND(20)
   Accumulation units outstanding                                      65,156               -               -               -
   Unit value                                                       $1.016689               -               -               -
   Net assets (thousands)                                                 $66               -               -               -
   Mortality and expense ratio                                          1.00% *             -               -               -
   Investment income ratio                                              1.94% *             -               -               -
   Total return                                                         1.90%               -               -               -

   VA2, VA3, & GSE
   AIM V.I. MID-CAP CORE EQUITY FUND(20)
   Accumulation units outstanding                                   5,224,176               -               -               -
   Unit value                                                       $1.016476               -               -               -
   Net assets (thousands)                                              $5,310               -               -               -
   Mortality and expense ratio                                          1.25% *             -               -               -
   Investment income ratio                                              1.95% *             -               -               -
   Total return                                                         1.88%               -               -               -

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
   VA1
   AIM V.I. PREMIER EQUITY FUND(6)
   Accumulation units outstanding                                      75,692          74,592          63,753          52,043
   Unit value                                                       $0.798134       $0.762199       $0.615522       $0.891508
   Net assets (thousands)                                                 $60             $57             $39             $46
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00% *
   Investment income ratio                                              0.48%           0.35%           0.36%           0.20% *
   Total return                                                         4.71%          23.83%        (30.96%)        (10.85%)

   VA2, VA3, & GSE
   AIM V.I. PREMIER EQUITY FUND(4)
   Accumulation units outstanding                                   1,418,301       1,960,804       2,659,780       1,384,144
   Unit value                                                       $0.864165       $0.827351       $0.669816       $0.972602
   Net assets (thousands)                                              $1,226          $1,622          $1,782          $1,346
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                              0.40%           0.26%           0.39%           0.53% *
   Total return                                                         4.45%          23.52%        (31.13%)           2.74%

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
   VA1
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
   Accumulation units outstanding                                     185,424         541,958         343,112         319,834
   Unit value                                                       $0.577518       $0.539196       $0.404249       $0.617853
   Net assets (thousands)                                                $107            $292            $139            $198
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                                  -               -           0.01%               -
   Total return                                                         7.11%          33.38%        (34.57%)        (16.78%)

   VA2, VA3, & GSE
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
   Accumulation units outstanding                                   5,028,977       6,335,392       4,723,393       3,548,441
   Unit value                                                       $0.599363       $0.561019       $0.421687       $0.646135
   Net assets (thousands)                                              $3,014          $3,554          $1,992          $2,293
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                                  -               -           0.01%               -
   Total return                                                         6.83%          33.04%        (34.74%)        (16.99%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
FEDERATED INSURANCE SERIES
--------------------------
   VA1
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
   Accumulation units outstanding                                     317,887         409,286         762,150         242,762
   Unit value                                                       $1.310533       $1.277644       $1.260718       $1.167793
   Net assets (thousands)                                                $417            $523            $961            $283
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              3.99%           4.10%           1.50%           6.15%
   Total return                                                         2.57%           1.34%           7.96%           5.96%

   VA2, VA3, & GSE
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
   Accumulation units outstanding                                   8,358,219      10,957,181      17,387,925       8,843,851
   Unit value                                                       $1.281876       $1.252877       $1.239415       $1.150966
   Net assets (thousands)                                             $10,714         $13,728         $21,551         $10,179
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              4.58%           4.05%           2.61%           2.83%
   Total return                                                         2.31%           1.09%           7.68%           5.69%

   VA1
   FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
   Accumulation units outstanding                                     195,994         611,008         557,355         608,182
   Unit value                                                       $1.247723       $1.140980       $0.942999       $0.939481
   Net assets (thousands)                                                $245            $697            $526            $571
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                             12.12%           9.03%          14.01%           7.70%
   Total return                                                         9.36%          20.99%           0.37%           0.36%

   VA2, VA3, & GSE
   FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
   Accumulation units outstanding                                   2,567,920       4,144,350       3,118,765       2,813,258
   Unit value                                                       $1.194068       $1.094674       $0.907021       $0.905914
   Net assets (thousands)                                              $3,066          $4,537          $5,783          $2,549
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              8.79%           6.74%          10.24%           9.33%
   Total return                                                         9.08%          20.69%           0.12%           0.10%

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
-------------------------------------------------------
   VA1
   VIP CONTRAFUND(R) PORTFOLIO
   Accumulation units outstanding                                     493,897         487,553         391,426         144,251
   Unit value                                                       $1.055944       $0.924764       $0.727757       $0.811604
   Net assets (thousands)                                                $522            $451            $285            $117
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              0.25%           0.28%           0.36%           0.68%
   Total return                                                        14.19%          27.07%        (10.33%)        (13.24%)

   VA2, VA3, & GSE
   VIP CONTRAFUND(R) PORTFOLIO
   Accumulation units outstanding                                  10,681,749       9,221,883       8,079,529       3,390,082
   Unit value                                                       $1.034000       $0.907826       $0.716238       $0.800770
   Net assets (thousands)                                             $11,045          $8,372          $5,783          $2,715
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              0.24%           0.34%           0.44%           0.43%
   Total return                                                        13.90%          26.75%        (10.56%)        (13.46%)

   VA1
   VIP GROWTH OPPORTUNITIES PORTFOLIO
   Accumulation units outstanding                                      80,549          89,426          89,951          62,035
   Unit value                                                       $0.763503       $0.720356       $0.561162       $0.725942
   Net assets (thousands)                                                 $62             $64             $50             $45
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              0.56%           0.48%           0.75%               -
   Total return                                                         5.99%          28.37%        (22.70%)        (15.30%)

   VA2, VA3, & GSE
   VIP GROWTH OPPORTUNITIES PORTFOLIO
   Accumulation units outstanding                                   1,104,496         998,381       1,083,575         920,170
   Unit value                                                       $0.734835       $0.695060       $0.542836       $0.704012
   Net assets (thousands)                                                $812            $694            $588            $648
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              0.46%           0.62%           0.84%           0.18%
   Total return                                                         5.72%          28.04%        (22.89%)        (15.52%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
   VA1
   VIP GROWTH PORTFOLIO
   Accumulation units outstanding                                     252,912         237,052         304,288         306,781
   Unit value                                                       $0.637879       $0.623961       $0.474658       $0.686898
   Net assets (thousands)                                                $161            $148            $144            $211
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              0.16%           0.20%           0.15%               -
   Total return                                                         2.23%          31.45%        (30.90%)        (18.55%)

   VA2, VA3, & GSE
   VIP GROWTH PORTFOLIO
   Accumulation units outstanding                                   7,397,610       7,750,765       7,683,614       4,742,730
   Unit value                                                       $0.635546       $0.623253       $0.475318       $0.689602
   Net assets (thousands)                                              $4,702          $4,831          $3,652          $3,271
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              0.17%           0.19%           0.11%               -
   Total return                                                         1.97%          31.12%        (31.07%)        (18.76%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
   VA1
   MUTUAL SHARES SECURITIES FUND(1)
   Accumulation units outstanding                                     376,807         406,009         403,540         175,268
   Unit value                                                       $1.227287       $1.100654       $0.888359       $1.017526
   Net assets (thousands)                                                $462            $447            $358            $178
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00% *
   Investment income ratio                                              0.70%           1.03%           0.92%           2.02% *
   Total return                                                        11.51%          23.90%        (12.69%)           1.75%

   VA2, VA3, & GSE
   MUTUAL SHARES SECURITIES FUND
   Accumulation units outstanding                                   3,694,135       3,720,740       3,987,247       3,338,350
   Unit value                                                       $1.539190       $1.383866       $1.119778       $1.285827
   Net assets (thousands)                                              $5,686          $5,149          $4,465          $4,293
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              0.76%           1.04%           0.97%           1.72%
   Total return                                                        11.22%          23.58%        (12.91%)           5.70%

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
   VA1
   TEMPLETON DEVELOPING MARKETS SECURITIES FUND
   Accumulation units outstanding                                     515,224         515,247         527,475         538,588
   Unit value                                                       $0.907549       $0.735067       $0.485314       $0.490940
   Net assets (thousands)                                                $468            $379            $256            $264
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              1.81%           1.17%           1.41%           1.03%
   Total return                                                        23.46%          51.46%         (1.15%)         (9.01%)

   VA2, VA3, & GSE
   TEMPLETON DEVELOPING MARKETS SECURITIES FUND
   Accumulation units outstanding                                   1,337,036       1,679,951       2,148,691       3,008,456
   Unit value                                                       $0.879170       $0.713875       $0.472509       $0.479198
   Net assets (thousands)                                              $1,175          $1,199          $1,015          $1,442
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              1.87%           1.23%           1.40%           0.83%
   Total return                                                        23.15%          51.08%         (1.40%)         (9.24%)

   VA1
   TEMPLETON FOREIGN SECURITIES FUND
   Accumulation units outstanding                                      83,347          92,654         170,930         154,973
   Unit value                                                       $1.277482       $1.088667       $0.831729       $1.031634
   Net assets (thousands)                                                $106            $101            $142            $160
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              0.76%           1.79%           1.61%           3.03%
   Total return                                                        17.34%          30.89%        (19.38%)        (16.84%)

   VA2, VA3, & GSE
   TEMPLETON FOREIGN SECURITIES FUND
   Accumulation units outstanding                                   3,569,451       4,815,504       5,417,264       5,377,596
   Unit value                                                       $1.386257       $1.184357       $0.907130       $1.128004
   Net assets (thousands)                                              $4,948          $5,703          $4,914          $6,066
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              1.10%           1.77%           1.61%           2.96%
   Total return                                                        17.05%          30.56%        (19.58%)        (17.05%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
   VA1
   TEMPLETON GLOBAL ASSET ALLOCATION FUND
   Accumulation units outstanding                                       6,245           6,255           6,276          16,908
   Unit value                                                       $1.646692       $1.437385       $1.100300       $1.162428
   Net assets (thousands)                                                 $10              $9              $7             $20
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              2.80%           2.58%           2.33%           0.58%
   Total return                                                        14.56%          30.64%         (5.34%)        (10.85%)

   VA2, VA3, & GSE
   TEMPLETON GLOBAL ASSET ALLOCATION FUND
   Accumulation units outstanding                                   1,493,465       2,029,009       2,413,508       3,026,545
   Unit value                                                       $1.685997       $1.475425       $1.132274       $1.199240
   Net assets (thousands)                                              $2,518          $2,994          $2,733          $3,630
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              2.86%           2.60%           1.76%           1.31%
   Total return                                                        14.27%          30.31%         (5.58%)        (11.08%)

   VA1
   TEMPLETON GROWTH SECURITIES FUND
   Accumulation units outstanding                                     167,314         159,693         170,082         144,343
   Unit value                                                       $1.704698       $1.484072       $1.134478       $1.405881
   Net assets (thousands)                                                $285            $237            $193            $203
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              1.29%           1.78%           2.61%          19.73%
   Total return                                                        14.87%          30.82%        (19.30%)         (2.30%)

   VA2, VA3, & GSE
   TEMPLETON GROWTH SECURITIES FUND
   Accumulation units outstanding                                   5,407,830       5,563,593       5,729,243       4,933,563
   Unit value                                                       $1.673084       $1.460239       $1.119091       $1.390332
   Net assets (thousands)                                              $9,048          $8,124          $6,412          $6,859
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              1.19%           1.54%           2.26%          17.16%
   Total return                                                        14.58%          30.48%        (19.51%)         (2.54%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
THE RYDEX VARIABLE TRUST
------------------------
   VA1
   RYDEX VARIABLE TRUST SECTOR ROTATION FUND(16)
   Accumulation units outstanding                                      39,796          26,234               -               -
   Unit value                                                       $1.265458       $1.154551               -               -
   Net assets (thousands)                                                 $50             $30               -               -
   Mortality and expense ratio                                          1.00%           1.00% *             -               -
   Investment income ratio                                                  -               - *             -               -
   Total return                                                         9.61%           5.65%               -               -

   VA2, VA3, & GSE
   RYDEX VARIABLE TRUST SECTOR ROTATION FUND(15)
   Accumulation units outstanding                                     314,000         609,968               -               -
   Unit value                                                       $1.260424       $1.152852               -               -
   Net assets (thousands)                                                $396            $703               -               -
   Mortality and expense ratio                                          1.25%           1.25% *             -               -
   Investment income ratio                                                  -               - *             -               -
   Total return                                                         9.33%          15.29%               -               -

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
   VA1
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND
   Accumulation units outstanding                                      67,872          66,576         133,840         120,089
   Unit value                                                       $0.874563       $0.741928       $0.561971       $0.724013
   Net assets (thousands)                                                 $59             $49             $75             $87
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              2.33%           3.73%           1.53%               -
   Total return                                                        17.88%          32.02%        (22.38%)        (25.45%)

   VA2, VA3, & GSE
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND
   Accumulation units outstanding                                   1,375,666       1,382,931       1,178,934       1,334,668
   Unit value                                                       $0.891978       $0.758629       $0.576076       $0.744077
   Net assets (thousands)                                              $1,227          $1,049            $679            $993
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              2.49%           3.72%           1.35%               -
   Total return                                                        17.58%          31.69%        (22.58%)        (25.63%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
   VA1
   SCUDDER VIT EQUITY 500 INDEX FUND(9)
   Accumulation units outstanding                                     331,902         630,092         298,555               -
   Unit value                                                       $1.137042       $1.038519       $0.818529               -
   Net assets (thousands)                                                $377            $654            $244               -
   Mortality and expense ratio                                          1.00%           1.00%           1.00% *             -
   Investment income ratio                                              0.90%           0.79%           3.80% *             -
   Total return                                                         9.49%          26.88%        (24.46%)               -

   VA2, VA3, & GSE
   SCUDDER VIT EQUITY 500 INDEX FUND(8)
   Accumulation units outstanding                                   5,786,813       5,702,191       3,099,062         152,382
   Unit value                                                       $1.127944       $1.032822       $0.816102       $1.054148
   Net assets (thousands)                                              $6,527          $5,889          $2,529            $161
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                              1.09%           1.10%           3.06%               - *
   Total return                                                         9.21%          26.56%        (23.29%)         (0.05%)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   VA1
   TECHNOLOGY PORTFOLIO
   Accumulation units outstanding                                     630,086       1,254,910         900,211       1,112,304
   Unit value                                                       $0.284337       $0.292019       $0.199604       $0.395096
   Net assets (thousands)                                                $179            $366            $180            $439
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                                  -               -               -               -
   Total return                                                       (2.63%)          46.30%        (49.48%)        (49.37%)

   VA2, VA3, & GSE
   TECHNOLOGY PORTFOLIO
   Accumulation units outstanding                                   8,272,796      12,775,727      13,250,146      15,581,905
   Unit value                                                       $0.292378       $0.301024       $0.206277       $0.409342
   Net assets (thousands)                                              $2,419          $3,846          $2,733          $6,378
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                                  -               -           0.01%               -
   Total return                                                       (2.87%)          45.93%        (49.61%)        (49.50%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
WANGER ADVISORS TRUST
---------------------
   VA1
   WANGER INTERNATIONAL SELECT
   Accumulation units outstanding                                     164,222          80,996          52,430         169,883
   Unit value                                                       $1.044682       $0.848675       $0.606960       $0.723775
   Net assets (thousands)                                                $172             $69             $32            $123
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              0.30%           0.25%               -           0.15%
   Total return                                                        23.10%          39.82%        (16.14%)        (27.36%)

   VA2, VA3, & GSE
   WANGER INTERNATIONAL SELECT
   Accumulation units outstanding                                   2,057,381       2,040,297       1,987,966       2,342,589
   Unit value                                                       $1.835145       $1.494611       $1.071607       $1.281094
   Net assets (thousands)                                              $3,776          $3,049          $2,130          $3,001
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              0.31%           0.31%               -           0.13%
   Total return                                                        22.78%          39.47%        (16.35%)        (27.54%)

   VA1
   WANGER INTERNATIONAL SMALL CAP
   Accumulation units outstanding                                     570,594         655,907         865,247         982,534
   Unit value                                                       $3.685428       $2.857606       $1.938966       $2.272952
   Net assets (thousands)                                              $2,103          $1,874          $1,678          $2,233
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                              0.70%           0.35%               -               -
   Total return                                                        28.97%          47.38%        (14.69%)        (21.95%)

   VA2, VA3, & GSE
   WANGER INTERNATIONAL SMALL CAP
   Accumulation units outstanding                                  14,323,860      17,660,818      20,976,974      25,932,434
   Unit value                                                       $3.879471       $3.015676       $2.051396       $2.410830
   Net assets (thousands)                                             $55,569         $53,259         $43,032         $62,519
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                              0.73%           0.33%               -               -
   Total return                                                        28.64%          47.01%        (14.91%)        (22.15%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
   VA1
   WANGER SELECT
   Accumulation units outstanding                                     161,537         115,677         171,064         124,940
   Unit value                                                       $1.775489       $1.503217       $1.161500       $1.269986
   Net assets (thousands)                                                $287            $174            $199            $159
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                                  -               -               -               -
   Total return                                                        18.11%          29.42%         (8.54%)           8.00%

   VA2, VA3, & GSE
   WANGER SELECT
   Accumulation units outstanding                                   2,658,079       2,853,189       2,763,821       2,723,608
   Unit value                                                       $2.145854       $1.821375       $1.410885       $1.546570
   Net assets (thousands)                                              $5,704          $5,197          $3,899          $4,212
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                                  -               -               -               -
   Total return                                                        17.82%          29.09%         (8.77%)           7.72%

   VA1
   WANGER U.S. SMALLER COMPANIES
   Accumulation units outstanding                                     459,893         647,137         800,596         946,032
   Unit value                                                       $3.936185       $3.359953       $2.369664       $2.877281
   Net assets (thousands)                                              $1,810          $2,174          $1,897          $2,722
   Mortality and expense ratio                                          1.00%           1.00%           1.00%           1.00%
   Investment income ratio                                                  -               -               -           0.07%
   Total return                                                        17.15%          41.79%        (17.64%)          10.27%

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                -------------------------------------------------------------
SUBACCOUNT                                                           2004           2003            2002             2001
----------                                                      -------------   -------------   -------------   -------------
   VA2, VA3, & GSE
   WANGER U.S. SMALLER COMPANIES
   Accumulation units outstanding                                  23,785,312      30,881,424      38,085,542      47,608,600
   Unit value                                                       $3.842249       $3.288070       $2.324822       $2.829993
   Net assets (thousands)                                             $91,389        $101,540         $88,616        $134,732
   Mortality and expense ratio                                          1.25%           1.25%           1.25%           1.25%
   Investment income ratio                                                  -               -               -           0.07%
   Total return                                                        16.85%          41.43%        (17.85%)           9.99%

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

 (1) From inception January 26, 2001 to December 31, 2001.
 (2) From inception January 30, 2001 to December 31, 2001.
 (3) From inception February 20, 2001 to December 31, 2001.
 (4) From inception April 12, 2001 to December 31, 2001.
 (5) From inception May 3, 2001 to December 31, 2001.
 (6) From inception May 8, 2001 to December 31, 2001.
 (7) From inception August 2, 2001 to December 31, 2001.
 (8) From inception November 23, 2001 to December 31, 2001.
 (9) From inception March 11, 2002 to December 31, 2002.
(10) From inception August 12, 2002 to December 31, 2002.
(11) From inception September 10, 2002 to December 31, 2002.
(12) From inception October 2, 2002 to December 31, 2002.
(13) From inception October 22, 2002 to December 31, 2002.
(14) From inception March 17, 2003 to December 31, 2003.
(15) From inception June 2, 2003 to December 31, 2003.
(16) From inception September 3, 2003 to December 31, 2003.
(17) From inception October 7, 2003 to December 31, 2003.
(18) From inception May 4, 2004 to December 31, 2004.
(19) From inception June 14, 2004 to December 31, 2004.
(20) From inception December 3, 2004 to December 31, 2004.
(21) From inception December 9, 2004 to December 31, 2004.
   * Annualized.

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                           PHOENIX-                                                         PHOENIX-ALLIANCE/
                                           ABERDEEN                                    PHONEIX-ALGER            BERNSTEIN
                                         INTERNATIONAL           PHOENIX-AIM             SMALL-CAP           ENHANCED INDEX
VA1                                         SERIES              GROWTH SERIES          GROWTH SERIES             SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           737,817                536,515                 19,617                535,346
Participant deposits                               3,947                    428                  1,798                  5,882
Participant transfers                             14,122(e)            (155,492)                11,806                (84,079)
Participant withdrawals                          (84,158)               (84,829)               (24,537)              (208,109)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 671,728                296,622                  8,684                249,040
                                       ======================================================================================

                                            PHOENIX-                                                        PHOENIX-ALLIANCE/
                                            ABERDEEN                                   PHONEIX-ALGER           BERNSTEIN
                                         INTERNATIONAL           PHOENIX-AIM             SMALL-CAP           ENHANCED INDEX
VA2, VA3                                     SERIES             GROWTH SERIES          GROWTH SERIES             SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                        23,500,645             24,479,586              2,252,052              6,446,941
Participant deposits                             188,838                136,575                 10,338                 36,780
Participant transfers                          3,185,984(e)          (1,855,669)               (13,233)               (52,837)
Participant withdrawals                       (3,804,965)            (2,545,648)              (164,768)            (1,426,245)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                              23,070,502             20,214,844              2,084,389              5,004,639
                                       ======================================================================================

                                            PHOENIX-                                                        PHOENIX-ALLIANCE/
                                            ABERDEEN                                   PHONEIX-ALGER           BERNSTEIN
                                         INTERNATIONAL           PHOENIX-AIM             SMALL-CAP           ENHANCED INDEX
GSE                                          SERIES             GROWTH SERIES          GROWTH SERIES             SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         1,376,718              2,330,816                 53,318              2,346,487
Participant deposits                             145,293                508,744                 15,939                193,160
Participant transfers                             52,279(e)             (78,068)                17,647                (31,814)
Participant withdrawals                         (540,918)              (978,772)                (9,610)            (1,368,758)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               1,033,372              1,782,720                 77,294              1,139,075
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                         PHOENIX-DUFF &            PHOENIX-              PHOENIX-               PHOENIX-
                                           PHELPS REAL             ENGEMANN              ENGEMANN            ENGEMANN SMALL-
                                       ESTATE SECURITIES        CAPITAL GROWTH          GROWTH AND             CAP GROWTH
VA1                                          SERIES                 SERIES             INCOME SERIES             SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           241,856              1,955,755                543,288                448,221
Participant deposits                               1,795                  7,792                  3,368                  2,136
Participant transfers                             43,027                (60,715)(c)            374,780(b)             102,762
Participant withdrawals                          (77,088)              (213,469)               (24,186)              (258,503)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 209,590              1,689,363                897,250                294,616
                                       ======================================================================================

                                        PHOENIX-DUFF &            PHOENIX-               PHOENIX-               PHOENIX-
                                          PHELPS REAL             ENGEMANN               ENGEMANN            ENGEMANN SMALL-
                                       ESTATE SECURITIES       CAPITAL GROWTH           GROWTH AND             CAP GROWTH
VA2, VA3                                     SERIES                SERIES              INCOME SERIES             SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         4,383,255             27,014,770             11,326,256              5,718,473
Participant deposits                              58,919                294,372                159,176                 30,461
Participant transfers                            258,549             (1,063,059)(c)          5,848,020(b)            (916,514)
Participant withdrawals                         (853,874)            (3,989,764)            (3,347,789)            (1,014,832)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               3,846,849             22,256,319             13,985,663              3,817,588
                                       ======================================================================================

                                        PHOENIX-DUFF &             PHOENIX-              PHOENIX-               PHOENIX-
                                          PHELPS REAL              ENGEMANN              ENGEMANN            ENGEMANN SMALL-
                                       ESTATE SECURITIES       CAPITAL GROWTH           GROWTH AND            CAP GROWTH
GSE                                         SERIES                  SERIES             INCOME SERIES             SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           674,600              1,815,541              1,424,287                358,031
Participant deposits                              86,107                139,596                196,132                 64,990
Participant transfers                             (9,035)               (54,498)(c)            (29,431)(b)           (116,930)
Participant withdrawals                         (250,568)              (516,831)              (399,075)               (29,643)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 501,104              1,383,808              1,191,913                276,448
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                           PHOENIX-               PHOENIX-                                      PHOENIX-
                                           ENGEMANN               ENGEMANN               PHOENIX-            GOODWIN MULTI-
                                           STRATEGIC            VALUE EQUITY           GOODWIN MONEY          SECTOR FIXED
VA1                                    ALLOCATION SERIES           SERIES              MARKET SERIES          INCOME SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         5,950,498                273,754                844,224                913,270
Participant deposits                              16,463                  1,976                  5,697                  3,365
Participant transfers                           (130,119)               132,504(d)             (66,227)               (74,427)(a)
Participant withdrawals                         (905,737)                (8,753)              (158,684)              (165,333)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               4,931,105                399,481                625,010                676,875
                                       ======================================================================================

                                           PHOENIX-                PHOENIX-                                     PHOENIX-
                                           ENGEMANN                ENGEMANN              PHOENIX-            GOODWIN MULTI-
                                           STRATEGIC             VALUE EQUITY          GOODWIN MONEY          SECTOR FIXED
VA2, VA3                               ALLOCATION SERIES            SERIES             MARKET SERIES          INCOME SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                        32,830,152              8,138,643              9,954,423              8,727,170
Participant deposits                             256,324                 91,986                296,519                 75,611
Participant transfers                           (503,791)             1,115,102(d)             635,695                452,300(a)
Participant withdrawals                       (5,145,882)            (1,936,876)            (3,893,414)            (1,795,316)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                              27,436,803              7,408,855              6,993,223              7,459,765
                                       ======================================================================================

                                           PHOENIX-                PHOENIX-                                     PHOENIX-
                                           ENGEMANN                ENGEMANN              PHOENIX-            GOODWIN MULTI-
                                           STRATEGIC             VALUE EQUITY          GOODWIN MONEY          SECTOR FIXED
GSE                                    ALLOCATION SERIES            SERIES             MARKET SERIES          INCOME SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         1,451,074                824,437              1,691,690                484,519
Participant deposits                              89,322                103,561                364,384                 47,231
Participant transfers                            (16,307)               184,643(d)               2,904                 76,335(a)
Participant withdrawals                         (581,005)              (214,707)              (910,512)              (104,684)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 943,084                897,934              1,148,466                503,401
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                            PHOENIX-
                                         GOODWIN MULTI-                                PHOENIX-KAYNE         PHOENIX-LAZARD
                                          SECTOR SHORT          PHOENIX-KAYNE            SMALL-CAP            INTERNATIONAL
                                           TERM BOND          RISING DIVIDENDS         QUALITY VALUE          EQUITY SELECT
VA1                                          SERIES                SERIES                  SERIES                SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                                 -                 22,534                  6,648                  3,423
Participant deposits                                   -                      -                      -                      -
Participant transfers                             79,058                  2,894                 16,555                 26,343
Participant withdrawals                               (5)                (5,667)                  (248)                   (31)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  79,053                 19,761                 22,955                 29,735
                                       ======================================================================================

                                            PHOENIX-
                                         GOODWIN MULTI-                                PHOENIX-KAYNE         PHOENIX-LAZARD
                                          SECTOR SHORT          PHOENIX-KAYNE            SMALL-CAP            INTERNATIONAL
                                           TERM BOND          RISING DIVIDENDS         QUALITY VALUE          EQUITY SELECT
VA2, VA3                                     SERIES                SERIES                  SERIES                 SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                                 -              1,062,579                859,310              1,613,777
Participant deposits                              77,997                 19,836                  7,634                 24,014
Participant transfers                            862,368                416,457                469,537                458,425
Participant withdrawals                          (44,740)              (159,808)               (32,263)            (1,183,710)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 895,625              1,339,064              1,304,218                912,506
                                       ======================================================================================

                                            PHOENIX-
                                         GOODWIN MULTI-                                PHOENIX-KAYNE         PHOENIX-LAZARD
                                          SECTOR SHORT          PHOENIX-KAYNE             SMALL-CAP           INTERNATIONAL
                                           TERM BOND          RISING DIVIDENDS         QUALITY VALUE          EQUITY SELECT
GSE                                          SERIES                 SERIES                 SERIES                 SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                                 -                 15,816                 62,541                 21,415
Participant deposits                                  80                 43,236                 19,776                 33,292
Participant transfers                             57,174                 34,829                (28,239)                39,588
Participant withdrawals                               (3)                (8,613)               (15,196)                (8,540)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  57,251                 85,268                 38,882                 85,755
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                        PHOENIX-LAZARD          PHOENIX-LORD           PHOENIX-LORD           PHOENIX-LORD
                                        SMALL-CAP VALUE         ABBETT BOND-         ABBETT LARGE-CAP        ABBETT MID-CAP
VA1                                          SERIES           DEBENTURE SERIES         VALUE SERIES           VALUE SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                            21,524                      -                 40,022                 50,733
Participant deposits                                   -                      -                  1,521                  1,481
Participant transfers                             (5,419)                 8,241                 21,839                 14,423
Participant withdrawals                           (2,655)                     -                   (813)                (2,213)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  13,450                  8,241                 62,569                 64,424
                                       ======================================================================================

                                        PHOENIX-LAZARD          PHOENIX-LORD           PHOENIX-LORD           PHOENIX-LORD
                                        SMALL-CAP VALUE         ABBETT BOND-         ABBETT LARGE-CAP        ABBETT MID-CAP
VA2 VA3                                      SERIES           DEBENTURE SERIES         VALUE SERIES           VALUE SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         3,367,288              2,452,485              1,202,753              1,630,064
Participant deposits                               4,438                 14,757                 47,958                 18,162
Participant transfers                             (6,701)               383,198              1,298,618              1,048,013
Participant withdrawals                          (93,582)              (194,781)              (374,624)              (110,008)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               3,271,443              2,655,659              2,174,705              2,586,231
                                       ======================================================================================

                                        PHOENIX-LAZARD          PHOENIX-LORD           PHOENIX-LORD           PHOENIX-LORD
                                        SMALL-CAP VALUE         ABBETT BOND-         ABBETT LARGE-CAP        ABBETT MID-CAP
GSE                                          SERIES           DEBENTURE SERIES         VALUE SERIES           VALUE SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                            28,670                 34,301                 56,337                  5,551
Participant deposits                              18,786                  9,906                 55,714                 15,880
Participant transfers                             12,587                 (2,279)                38,952                 28,020
Participant withdrawals                             (935)                (4,926)               (16,761)                (4,278)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  59,108                 37,002                134,242                 45,173
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                                                  PHOENIX-
                                            PHOENIX-          NORTHERN NASDAQ-       PHOENIX-SANFORD        PHOENIX-SANFORD
                                        NORTHERN DOW 30         100 INDEX(R)          BERNSTEIN MID-        BERNSTEIN SMALL-
VA1                                          SERIES                SERIES            CAP VALUE SERIES       CAP VALUE SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           220,277              1,071,987                699,608                416,277
Participant deposits                               5,045                      -                  1,531                  2,391
Participant transfers                            (65,209)               363,159                 72,183                  9,008
Participant withdrawals                         (132,722)               (18,423)              (192,220)              (152,009)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  27,391              1,416,723                581,102                275,667
                                       ======================================================================================

                                                                  PHOENIX-
                                            PHOENIX-          NORTHERN NASDAQ-       PHOENIX-SANFORD        PHOENIX-SANFORD
                                        NORTHERN DOW 30         100 INDEX(R)          BERNSTEIN MID-        BERNSTEIN SMALL-
VA2 VA3                                      SERIES                SERIES            CAP VALUE SERIES       CAP VALUE SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         6,062,272             12,351,837              9,327,984              4,024,295
Participant deposits                              19,679                130,682                153,058                 59,523
Participant transfers                            174,966               (765,178)               754,257                173,712
Participant withdrawals                       (1,055,310)            (5,887,813)            (1,520,090)              (735,771)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               5,201,607              5,829,528              8,715,209              3,521,759
                                       ======================================================================================

                                                                  PHOENIX-
                                            PHOENIX-          NORTHERN NASDAQ-       PHOENIX-SANFORD        PHOENIX-SANFORD
                                        NORTHERN DOW 30         100 INDEX(R)          BERNSTEIN MID-        BERNSTEIN SMALL-
GSE                                          SERIES                SERIES            CAP VALUE SERIES       CAP VALUE SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           797,502                682,843                681,419                416,868
Participant deposits                              79,373                160,016                 98,325                 36,562
Participant transfers                            (60,003)               (11,054)                64,813                 26,834
Participant withdrawals                         (314,648)              (326,904)              (218,490)               (42,934)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 502,224                504,901                626,067                437,330
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                        PHOENIX-SENECA         PHONEIX-SENECA        AIM V.I. CAPITAL
                                        MID-CAP GROWTH        STRATEGIC THEME          APPRECIATION         AIM V.I. MID-CAP
VA1                                         SERIES                 SERIES                  FUND             CORE EQUITY FUND
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           345,892                534,148                 62,411                      -
Participant deposits                               4,271                  2,519                  4,593                     11
Participant transfers                           (101,400)              (120,352)                72,561                 65,196(f)
Participant withdrawals                          (59,848)               (45,606)                (2,330)                   (51)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 188,915                370,709                137,235                 65,156
                                       ======================================================================================

                                        PHOENIX-SENECA         PHONEIX-SENECA        AIM V.I. CAPITAL
                                        MID-CAP GROWTH        STRATEGIC THEME          APPRECIATION         AIM V.I. MID-CAP
VA2 VA3                                     SERIES                 SERIES                  FUND             CORE EQUITY FUND
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         6,832,077             12,616,538              1,084,278                      -
Participant deposits                              81,160                148,463                 12,244                 75,584
Participant transfers                           (681,602)            (1,536,891)               490,799              5,082,551(f)
Participant withdrawals                       (1,068,779)            (2,338,170)              (403,737)                (7,067)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               5,162,856              8,889,940              1,183,584              5,151,068
                                       ======================================================================================

                                        PHOENIX-SENECA         PHONEIX-SENECA        AIM V.I. CAPITAL
                                        MID-CAP GROWTH        STRATEGIC THEME          APPRECIATION         AIM V.I. MID-CAP
GSE                                         SERIES                 SERIES                  FUND             CORE EQUITY FUND
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         1,220,158              1,334,621                 54,635                      -
Participant deposits                             183,289                174,873                 49,416                    799
Participant transfers                            (41,750)               (57,862)                 3,345                 74,688(f)
Participant withdrawals                         (351,643)              (397,029)               (18,997)                (2,379)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               1,010,054              1,054,603                 88,399                 73,108
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                                                                      FEDERATED FUND         FEDERATED HIGH
                                                               ALGER AMERICAN            FOR U.S.              INCOME BOND
                                       AIM V.I. PREMIER       LEVERAGED ALLCAP          GOVERNMENT              FUND II --
VA1                                       EQUITY FUND             PORTFOLIO            SECURITIES II         PRIMARY SHARES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                            74,592                541,958                409,286                611,008
Participant deposits                               2,146                  4,721                  2,957                    604
Participant transfers                                  -               (246,060)               (27,964)              (370,249)
Participant withdrawals                           (1,046)              (115,195)               (66,392)               (45,369)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  75,692                185,424                317,887                195,994
                                       ======================================================================================

                                                                                      FEDERATED FUND         FEDERATED HIGH
                                                               ALGER AMERICAN            FOR U.S.              INCOME BOND
                                       AIM V.I. PREMIER       LEVERAGED ALLCAP          GOVERNMENT              FUND II --
VA2 VA3                                   EQUITY FUND             PORTFOLIO            SECURITIES II         PRIMARY SHARES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         1,923,641              5,326,337             10,084,533              3,893,060
Participant deposits                              17,850                 70,609                139,450                 65,129
Participant transfers                           (243,176)              (417,230)                16,073               (992,519)
Participant withdrawals                         (315,304)              (779,229)            (2,581,982)              (597,864)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               1,383,011              4,200,487              7,658,074              2,367,806
                                       ======================================================================================

                                                                                      FEDERATED FUND         FEDERATED HIGH
                                                               ALGER AMERICAN            FOR U.S.              INCOME BOND
                                       AIM V.I. PREMIER       LEVERAGED ALLCAP          GOVERNMENT              FUND II --
GSE                                       EQUITY FUND             PORTFOLIO            SECURITIES II         PRIMARY SHARES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                            37,163              1,009,055                872,648                251,290
Participant deposits                              27,139                208,545                202,046                 55,826
Participant transfers                              3,997               (151,669)                (9,522)                (6,753)
Participant withdrawals                          (33,009)              (237,441)              (365,027)              (100,249)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  35,290                828,490                700,145                200,114
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                                                 VIP GROWTH
                                       VIP CONTRAFUND(R)        OPPORTUNITIES           VIP GROWTH            MUTUAL SHARES
VA1                                        PORTFOLIO              PORTFOLIO              PORTFOLIO           SECURITIES FUND
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           487,553                 89,426                237,052                406,009
Participant deposits                               3,768                    376                  2,632                  1,400
Participant transfers                             80,466                 (8,131)                24,481                 78,954
Participant withdrawals                          (77,890)                (1,122)               (11,253)              (109,556)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 493,897                 80,549                252,912                376,807
                                       ======================================================================================

                                                                 VIP GROWTH
                                       VIP CONTRAFUND(R)        OPPORTUNITIES           VIP GROWTH            MUTUAL SHARES
VA2 VA3                                    PORTFOLIO              PORTFOLIO              PORTFOLIO           SECURITIES FUND
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         8,850,765                769,897              7,134,352              3,516,602
Participant deposits                             244,541                  6,461                129,065                 70,757
Participant transfers                          2,824,234                178,424              1,430,626                653,968
Participant withdrawals                       (1,879,905)              (123,413)            (1,880,982)              (715,088)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                              10,039,635                831,369              6,813,061              3,526,239
                                       ======================================================================================

                                                                 VIP GROWTH
                                       VIP CONTRAFUND(R)        OPPORTUNITIES           VIP GROWTH            MUTUAL SHARES
GSE                                        PORTFOLIO              PORTFOLIO              PORTFOLIO           SECURITIES FUND
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           371,118                228,484                616,413                204,138
Participant deposits                             173,121                 84,679                181,640                 44,226
Participant transfers                            158,148                  3,693                (20,302)                 2,240
Participant withdrawals                          (60,273)               (43,729)              (193,202)               (82,708)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 642,114                273,127                584,549                167,896
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                          TEMPLETON
                                          DEVELOPING              TEMPLETON             TEMPLETON              TEMPLETON
                                            MARKETS                FOREIGN             GLOBAL ASSET              GROWTH
VA1                                     SECURITIES FUND        SECURITIES FUND        ALLOCATION FUND        SECURITIES FUND
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           515,247                 92,654                  6,255                159,693
Participant deposits                                   -                    625                      -                  2,426
Participant transfers                                  -                 (7,137)                     -                 17,303
Participant withdrawals                              (23)                (2,795)                   (10)               (12,108)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 515,224                 83,347                  6,245                167,314
                                       ======================================================================================

                                          TEMPLETON
                                          DEVELOPING              TEMPLETON             TEMPLETON              TEMPLETON
                                            MARKETS                FOREIGN             GLOBAL ASSET              GROWTH
VA2 VA3                                 SECURITIES FUND        SECURITIES FUND        ALLOCATION FUND        SECURITIES FUND
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         1,335,143              3,939,870              1,479,628              4,846,962
Participant deposits                               3,114                 52,690                 15,016                 59,505
Participant transfers                            (76,605)               223,766                (62,331)               329,304
Participant withdrawals                         (178,509)            (1,077,331)              (295,130)              (608,720)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               1,083,143              3,138,995              1,137,183              4,627,051
                                       ======================================================================================

                                          TEMPLETON
                                          DEVELOPING              TEMPLETON             TEMPLETON              TEMPLETON
                                            MARKETS                FOREIGN             GLOBAL ASSET              GROWTH
CGE                                     SECURITIES FUND        SECURITIES FUND        ALLOCATION FUND        SECURITIES FUND
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           344,808                875,634                549,381                716,631
Participant deposits                              25,091                117,513                 44,633                102,192
Participant transfers                             (1,057)                48,670                (13,285)               158,825
Participant withdrawals                         (114,949)              (611,361)              (224,447)              (196,869)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 253,893                430,456                356,282                780,779
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                                                 SCUDDER VIT
                                        RYDEX VARIABLE         EAFE(R) EQUITY           SCUDDER VIT
                                         TRUST SECTOR               INDEX            EQUITY 500 INDEX           TECHNOLOGY
VA1                                      ROTATION FUND              FUND                    FUND                PORTFOLIO
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                            26,234                 66,576                630,092              1,254,910
Participant deposits                                   -                  1,317                      -                 16,901
Participant transfers                             13,564                      -                (35,850)              (597,869)
Participant withdrawals                               (2)                   (21)              (262,340)               (43,856)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  39,796                 67,872                331,902                630,086
                                       ======================================================================================

                                                                 SCUDDER VIT
                                        RYDEX VARIABLE         EAFE(R) EQUITY           SCUDDER VIT
                                         TRUST SECTOR               INDEX            EQUITY 500 INDEX           TECHNOLOGY
VA2 VA3                                  ROTATION FUND              FUND                    FUND                PORTFOLIO
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           585,604              1,138,618              5,365,128             10,817,948
Participant deposits                               1,524                 21,477                 39,748                329,990
Participant transfers                            (63,114)               105,957              1,142,140             (2,469,962)
Participant withdrawals                         (240,487)              (120,090)            (1,238,060)            (1,833,706)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 283,527              1,145,962              5,308,956              6,844,270
                                       ======================================================================================

                                                                 SCUDDER VIT
                                        RYDEX VARIABLE         EAFE(R) EQUITY           SCUDDER VIT
                                         TRUST SECTOR               INDEX            EQUITY 500 INDEX           TECHNOLOGY
GSE                                      ROTATION FUND              FUND                    FUND                PORTFOLIO
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                            24,364                244,313                337,063              1,957,779
Participant deposits                               5,979                 40,563                 76,524                292,549
Participant transfers                                135                  3,280                 85,943               (418,718)
Participant withdrawals                               (5)               (58,452)               (21,673)              (403,084)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  30,473                229,704                477,857              1,428,526
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                             WANGER                WANGER                                      WANGER U.S.
                                         INTERNATIONAL          INTERNATIONAL                                    SMALLER
VA1                                          SELECT               SMALL CAP            WANGER SELECT            COMPANIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                            80,996                655,907                115,677                647,137
Participant deposits                               1,790                  2,148                    925                  6,236
Participant transfers                             83,474                (19,428)                46,053                (31,443)
Participant withdrawals                           (2,038)               (68,033)                (1,118)              (162,037)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 164,222                570,594                161,537                459,893
                                       ======================================================================================

                                             WANGER                WANGER                                      WANGER U.S.
                                         INTERNATIONAL          INTERNATIONAL                                    SMALLER
VA2, VA3                                     SELECT               SMALL CAP            WANGER SELECT            COMPANIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         1,762,922             16,530,481              2,465,876             28,536,423
Participant deposits                              12,341                167,365                 20,188                182,283
Participant transfers                            169,029               (365,158)               140,131             (1,068,940)
Participant withdrawals                         (126,458)            (3,023,621)              (377,100)            (5,546,227)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               1,817,834             13,309,067              2,249,095             22,103,539
                                       ======================================================================================

                                             WANGER                WANGER                                      WANGER U.S.
                                         INTERNATIONAL          INTERNATIONAL                                    SMALLER
GSE                                          SELECT               SMALL CAP            WANGER SELECT            COMPANIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           277,375              1,130,337                387,313              2,345,001
Participant deposits                              44,775                120,168                 47,308                191,470
Participant transfers                             13,188                 25,387                 61,103                (36,678)
Participant withdrawals                          (95,791)              (261,099)               (86,740)              (818,020)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 239,547              1,014,793                408,984              1,681,773
                                       ======================================================================================

(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap
    Equity on December 3, 2004.

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                            PHOENIX-                                 PHOENIX-ALLIANCE/
                                            ABERDEEN          PHOENIX-AIM MID-           BERNSTEIN          PHOENIX-ALLIANCE/
                                         INTERNATIONAL           CAP EQUITY           ENHANCED INDEX        BERNSTEIN GROWTH
VA1                                          SERIES                SERIES                 SERIES             + VALUE SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         1,059,290                 60,494                735,360                 42,313
Participant deposits                               4,826                    122                  4,174                      -
Participant transfers                           (243,891)                 1,037                (98,504)                21,421
Participant withdrawals                          (82,408)                (1,938)              (105,684)                    (1)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 737,817                 59,715                535,346                 63,733
                                       ======================================================================================

                                            PHOENIX-                                 PHOENIX-ALLIANCE/
                                            ABERDEEN          PHOENIX-AIM MID-           BERNSTEIN          PHOENIX-ALLIANCE/
                                         INTERNATIONAL           CAP EQUITY           ENHANCED INDEX        BERNSTEIN GROWTH
VA2, VA3                                     SERIES                SERIES                 SERIES             + VALUE SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                        26,370,052              3,910,714              8,779,345              3,039,672
Participant deposits                             321,601                 12,155                 54,320                  3,013
Participant transfers                            339,597                188,287             (1,184,789)               217,324
Participant withdrawals                       (3,530,605)               (96,710)            (1,201,935)                (9,254)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                              23,500,645              4,014,446              6,446,941              3,250,755
                                       ======================================================================================

                                            PHOENIX-                                 PHOENIX-ALLIANCE/
                                            ABERDEEN          PHOENIX-AIM MID-           BERNSTEIN          PHOENIX-ALLIANCE/
                                         INTERNATIONAL           CAP EQUITY           ENHANCED INDEX        BERNSTEIN GROWTH
GSE                                          SERIES                SERIES                 SERIES             + VALUE SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         1,739,845                 17,872              2,582,778                 21,211
Participant deposits                             226,815                 11,850                365,474                 13,575
Participant transfers                           (153,302)                 6,413                (56,978)                32,394
Participant withdrawals                         (436,640)                (3,861)              (544,787)                (3,671)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               1,376,718                 32,274              2,346,487                 63,509
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                         PHOENIX-DUFF &           PHOENIX-               PHOENIX-
                                          PHELPS REAL             ENGEMANN            ENGEMANN SMALL            PHOENIX-
                                       ESTATE SECURITIES       CAPITAL GROWTH           & MID-CAP             GOODWIN MONEY
VA1                                         SERIES                  SERIES             GROWTH SERIES          MARKET SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           282,107              2,154,144                174,859              1,948,881
Participant deposits                               1,506                 23,417                    635                152,774
Participant transfers                             13,174                (83,755)               276,189               (483,573)
Participant withdrawals                          (54,931)              (138,051)                (3,462)              (773,858)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 241,856              1,955,755                448,221                844,224
                                       ======================================================================================

                                         PHOENIX-DUFF &           PHOENIX-               PHOENIX-
                                          PHELPS REAL             ENGEMANN            ENGEMANN SMALL            PHOENIX-
                                       ESTATE SECURITIES       CAPITAL GROWTH           & MID-CAP             GOODWIN MONEY
VA2, VA3                                    SERIES                  SERIES             GROWTH SERIES          MARKET SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         5,382,657             32,415,255              7,028,324             16,956,510
Participant deposits                              52,148                421,717                 73,723                285,305
Participant transfers                           (183,987)            (1,806,465)             3,159,403               (230,739)
Participant withdrawals                         (867,563)            (4,015,737)            (4,542,977)            (7,056,653)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               4,383,255             27,014,770              5,718,473              9,954,423
                                       ======================================================================================

                                         PHOENIX-DUFF &           PHOENIX-               PHOENIX-
                                          PHELPS REAL             ENGEMANN            ENGEMANN SMALL            PHOENIX-
                                       ESTATE SECURITIES       CAPITAL GROWTH           & MID-CAP             GOODWIN MONEY
GSE                                         SERIES                 SERIES              GROWTH SERIES          MARKET SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           740,517              2,656,638                113,293              2,237,195
Participant deposits                             117,237                245,134                134,888                554,851
Participant transfers                             42,722               (119,296)               265,954               (337,683)
Participant withdrawals                         (225,876)              (966,935)              (156,104)              (762,673)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 674,600              1,815,541                358,031              1,691,690
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                            PHOENIX-                                                          PHOENIX-KAYNE
                                         GOODWIN MULTI-         PHOENIX-JANUS          PHOENIX-KAYNE            SMALL-CAP
                                         SECTOR FIXED          FLEXIBLE INCOME       RISING DIVIDENDS         QUALITY VALUE
VA1                                      INCOME SERIES             SERIES                 SERIES                  SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         1,167,971                294,899                 14,603                      -
Participant deposits                               2,909                    683                      -                      -
Participant transfers                             51,239                (24,623)                10,400                  6,648
Participant withdrawals                         (308,849)               (46,895)                (2,469)                     -
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 913,270                224,064                 22,534                  6,648
                                       ======================================================================================

                                            PHOENIX-                                                          PHOENIX-KAYNE
                                         GOODWIN MULTI-         PHOENIX-JANUS          PHOENIX-KAYNE            SMALL-CAP
                                         SECTOR FIXED          FLEXIBLE INCOME       RISING DIVIDENDS         QUALITY VALUE
VA2, VA3                                 INCOME SERIES             SERIES                 SERIES                  SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                        10,682,202              4,245,445                532,302                502,567
Participant deposits                             107,403                 54,886                 76,870                  3,933
Participant transfers                           (372,110)              (118,875)               497,198                404,012
Participant withdrawals                       (1,690,325)              (817,091)               (43,791)               (51,202)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               8,727,170              3,364,365              1,062,579                859,310
                                       ======================================================================================

                                            PHOENIX-                                                          PHOENIX-KAYNE
                                         GOODWIN MULTI-         PHOENIX-JANUS          PHOENIX-KAYNE            SMALL-CAP
                                         SECTOR FIXED          FLEXIBLE INCOME       RISING DIVIDENDS         QUALITY VALUE
GSE                                      INCOME SERIES             SERIES                 SERIES                  SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           492,200                428,599                      -                      -
Participant deposits                              47,353                119,922                  9,200                 12,933
Participant transfers                             49,510               (206,834)                 6,616                 49,608
Participant withdrawals                         (104,544)                     -                      -                      -
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 484,519                341,687                 15,816                 62,541
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                        PHOENIX-LAZARD
                                         INTERNATIONAL         PHOENIX-LAZARD         PHOENIX-LAZARD          PHOENIX-LORD
                                         EQUITY SELECT         SMALL-CAP VALUE        U.S. MULTI-CAP          ABBETT BOND-
VA1                                          SERIES                SERIES                 SERIES            DEBENTURE SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                                 -                 14,413                      -                     -
Participant deposits                                   -                      -                      -                     -
Participant transfers                              3,423                  8,710                  2,106                     -
Participant withdrawals                                -                 (1,599)                     -                     -
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   3,423                 21,524                  2,106                     -
                                       ======================================================================================

                                        PHOENIX-LAZARD
                                         INTERNATIONAL         PHOENIX-LAZARD         PHOENIX-LAZARD          PHOENIX-LORD
                                         EQUITY SELECT         SMALL-CAP VALUE        U.S. MULTI-CAP          ABBETT BOND-
VA2, VA3                                     SERIES                SERIES                 SERIES            DEBENTURE SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         1,101,648              3,028,708              2,021,674              2,139,044
Participant deposits                              10,336                  3,166                    453                 16,894
Participant transfers                            672,379                338,527                 85,548                448,127
Participant withdrawals                         (170,586)                (3,113)                (8,331)              (151,580)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               1,613,777              3,367,288              2,099,344              2,452,485
                                       ======================================================================================

                                        PHOENIX-LAZARD
                                         INTERNATIONAL         PHOENIX-LAZARD         PHOENIX-LAZARD          PHOENIX-LORD
                                         EQUITY SELECT         SMALL-CAP VALUE        U.S. MULTI-CAP          ABBETT BOND-
GSE                                          SERIES                SERIES                 SERIES            DEBENTURE SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             5,765                    384                      -                  1,018
Participant deposits                              13,687                  7,010                  6,189                  8,477
Participant transfers                              7,507                 22,378                  4,439                 29,382
Participant withdrawals                           (5,544)                (1,102)                     -                 (4,576)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  21,415                 28,670                 10,628                 34,301
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                         PHOENIX-LORD           PHOENIX-LORD           PHOENIX-MFS             PHOENIX-MFS
                                       ABBETT LARGE-CAP        ABBETT MID-CAP        INVESTORS GROWTH        INVESTORS TRUST
VA1                                      VALUE SERIES           VALUE SERIES           STOCK SERIES               SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                            20,009                 27,454                813,234                 11,510
Participant deposits                                   -                    407                  5,466                      -
Participant transfers                             20,086                 24,472               (262,520)                29,994
Participant withdrawals                              (73)                (1,600)               (19,665)                     -
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  40,022                 50,733                536,515                 41,504
                                       ======================================================================================

                                         PHOENIX-LORD           PHOENIX-LORD           PHOENIX-MFS             PHOENIX-MFS
                                       ABBETT LARGE-CAP        ABBETT MID-CAP        INVESTORS GROWTH        INVESTORS TRUST
VA2, VA3                                 VALUE SERIES           VALUE SERIES           STOCK SERIES               SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         1,138,896              1,166,584             17,089,280              3,083,802
Participant deposits                              24,799                 12,681                945,397                 39,783
Participant transfers                          1,270,358                504,906              9,757,524                (40,567)
Participant withdrawals                       (1,231,300)               (54,107)            (3,312,615)                     -
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               1,202,753              1,630,064             24,479,586              3,083,018
                                       ======================================================================================

                                         PHOENIX-LORD           PHOENIX-LORD           PHOENIX-MFS             PHOENIX-MFS
                                       ABBETT LARGE-CAP        ABBETT MID-CAP        INVESTORS GROWTH        INVESTORS TRUST
GSE                                      VALUE SERIES           VALUE SERIES           STOCK SERIES               SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                            15,968                    603              2,612,430                 44,680
Participant deposits                              17,607                  4,593                  4,229                  2,104
Participant transfers                             36,678                    355                (63,776)                38,464
Participant withdrawals                          (13,916)                     -               (222,067)               (52,639)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  56,337                  5,551              2,330,816                 32,609
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                                                                         PHOENIX-               PHOENIX-
                                                                  PHOENIX-           NORTHERN NASDAQ-        OAKHURST GROWTH
                                          PHOENIX-MFS          NORTHERN DOW 30         100 INDEX(R)            AND INCOME
VA1                                       VALUE SERIES             SERIES                 SERIES                 SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           235,197                246,658                151,703                455,729
Participant deposits                               3,380                      -                      -                  4,319
Participant transfers                             44,753                 63,945              1,009,010                111,137
Participant withdrawals                           (4,339)               (90,326)               (88,726)               (27,897)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 278,991                220,277              1,071,987                543,288
                                       ======================================================================================

                                                                                         PHOENIX-               PHOENIX-
                                                                  PHOENIX-           NORTHERN NASDAQ-        OAKHURST GROWTH
                                          PHOENIX-MFS          NORTHERN DOW 30         100 INDEX(R)            AND INCOME
VA2, VA3                                  VALUE SERIES             SERIES                 SERIES                 SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         4,880,139              6,407,925              8,239,494             13,820,588
Participant deposits                              53,903                 25,415                165,867                120,354
Participant transfers                            672,722                756,618              4,790,458               (259,650)
Participant withdrawals                       (3,278,225)            (1,127,686)              (843,982)            (2,355,036)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               2,328,539              6,062,272             12,351,837             11,326,256
                                       ======================================================================================

                                                                                         PHOENIX-               PHOENIX-
                                                                  PHOENIX-           NORTHERN NASDAQ-        OAKHURST GROWTH
                                          PHOENIX-MFS          NORTHERN DOW 30         100 INDEX(R)            AND INCOME
GSE                                       VALUE SERIES             SERIES                 SERIES                 SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                            67,066                867,676                345,543              1,666,899
Participant deposits                              57,234                115,834                132,261                313,029
Participant transfers                                  -                (36,948)               504,801               (114,239)
Participant withdrawals                                -               (149,060)              (299,762)              (441,402)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 124,300                797,502                682,843              1,424,287
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                           PHOENIX-
                                           OAKHURST               PHOENIX-            PHOENIX-SANFORD       PHOENIX-SANFORD
                                           STRATEGIC           OAKHURST VALUE        BERNSTEIN GLOBAL        BERNSTEIN MID-
VA1                                    ALLOCATION SERIES        EQUITY SERIES          VALUE SERIES         CAP VALUE SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         6,730,497                505,388                  7,603                900,449
Participant deposits                              94,430                  1,705                  1,266                  4,881
Participant transfers                            (90,681)               (36,928)                     -               (102,135)
Participant withdrawals                         (783,748)              (196,411)                    (6)              (103,587)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               5,950,498                273,754                  8,863                699,608
                                       ======================================================================================

                                           PHOENIX-
                                           OAKHURST               PHOENIX-            PHOENIX-SANFORD       PHOENIX-SANFORD
                                           STRATEGIC           OAKHURST VALUE        BERNSTEIN GLOBAL        BERNSTEIN MID-
VA2, VA3                               ALLOCATION SERIES        EQUITY SERIES          VALUE SERIES         CAP VALUE SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                        39,252,614             10,636,569              7,484,696             11,429,693
Participant deposits                             363,785                 93,502                  5,132                172,097
Participant transfers                         (1,289,112)              (175,974)               174,624               (526,221)
Participant withdrawals                       (5,497,135)            (2,415,454)               (44,794)            (1,747,585)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                              32,830,152              8,138,643              7,619,658              9,327,984
                                       ======================================================================================

                                           PHOENIX-
                                           OAKHURST               PHOENIX-            PHOENIX-SANFORD       PHOENIX-SANFORD
                                           STRATEGIC           OAKHURST VALUE        BERNSTEIN GLOBAL        BERNSTEIN MID-
GSE                                    ALLOCATION SERIES        EQUITY SERIES          VALUE SERIES         CAP VALUE SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         1,795,940                818,321                 38,187                744,397
Participant deposits                             128,317                180,824                 13,333                132,657
Participant transfers                            (63,448)                63,063                 40,487                145,337
Participant withdrawals                         (409,735)              (237,771)               (15,240)              (340,972)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               1,451,074                824,437                 76,767                681,419
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                                                                                              PHONEIX-STATE
                                        PHOENIX-SANFORD        PHOENIX-SENECA         PHONEIX-SENECA         STREET RESEARCH
                                        BERNSTEIN SMALL-       MID-CAP GROWTH         STRATEGIC THEME           SMALL-CAP
VA1                                     CAP VALUE SERIES            SERIES                 SERIES             GROWTH SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           509,764                683,870                575,130                      -
Participant deposits                               6,155                  7,012                  1,058                      -
Participant transfers                            (87,934)              (340,841)                (3,400)                19,769
Participant withdrawals                          (11,708)                (4,149)               (38,640)                  (152)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 416,277                345,892                534,148                 19,617
                                       ======================================================================================

                                                                                                              PHONEIX-STATE
                                        PHOENIX-SANFORD        PHOENIX-SENECA         PHONEIX-SENECA         STREET RESEARCH
                                        BERNSTEIN SMALL-       MID-CAP GROWTH         STRATEGIC THEME           SMALL-CAP
VA2, VA3                                CAP VALUE SERIES            SERIES                 SERIES             GROWTH SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         5,192,549              8,309,017             14,985,807              1,534,629
Participant deposits                              65,073                208,513                331,510                 11,303
Participant transfers                           (446,283)              (508,890)              (742,387)               739,181
Participant withdrawals                         (787,044)            (1,176,563)            (1,958,392)               (33,061)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               4,024,295              6,832,077             12,616,538              2,252,052
                                       ======================================================================================

                                                                                                              PHONEIX-STATE
                                        PHOENIX-SANFORD        PHOENIX-SENECA         PHONEIX-SENECA         STREET RESEARCH
                                        BERNSTEIN SMALL-       MID-CAP GROWTH         STRATEGIC THEME           SMALL-CAP
GSE                                     CAP VALUE SERIES            SERIES                 SERIES             GROWTH SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           436,938              1,302,855              1,522,490                    296
Participant deposits                              41,735                277,793                296,335                  6,636
Participant transfers                            (18,355)                (1,963)               (71,823)                46,386
Participant withdrawals                          (43,450)              (358,527)              (412,381)                     -
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 416,868              1,220,158              1,334,621                 53,318
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                                                                                             FEDERATED FUND
                                       AIM V.I. CAPITAL                               ALGER AMERICAN            FOR U.S.
                                         APPRECIATION         AIM V.I. PREMIER       LEVERAGED ALLCAP          GOVERNMENT
VA1                                          FUND                EQUITY FUND             PORTFOLIO            SECURITIES II
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                            19,726                 63,753                343,112                762,150
Participant deposits                               3,981                  2,063                  3,911                  4,453
Participant transfers                             39,640                 10,034                309,240               (128,026)
Participant withdrawals                             (936)                (1,258)              (114,305)              (229,291)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  62,411                 74,592                541,958                409,286
                                       ======================================================================================

                                                                                                             FEDERATED FUND
                                       AIM V.I. CAPITAL                               ALGER AMERICAN            FOR U.S.
                                         APPRECIATION         AIM V.I. PREMIER       LEVERAGED ALLCAP          GOVERNMENT
VA2, VA3                                     FUND                EQUITY FUND             PORTFOLIO            SECURITIES II
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           480,459              2,557,309              3,890,749             15,725,352
Participant deposits                              35,247                 40,384                 70,548                161,912
Participant transfers                            755,068                122,368              2,048,359             (2,912,494)
Participant withdrawals                         (186,496)              (796,420)              (683,319)            (2,890,237)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               1,084,278              1,923,641              5,326,337             10,084,533
                                       ======================================================================================

                                                                                                             FEDERATED FUND
                                       AIM V.I. CAPITAL                               ALGER AMERICAN            FOR U.S.
                                         APPRECIATION         AIM V.I. PREMIER       LEVERAGED ALLCAP          GOVERNMENT
GSE                                          FUND                EQUITY FUND             PORTFOLIO            SECURITIES II
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             4,864                102,471                832,644              1,662,573
Participant deposits                              31,665                 40,294                246,812                271,446
Participant transfers                             43,998                 (2,548)                32,748               (463,757)
Participant withdrawals                          (25,892)              (103,054)              (103,149)              (597,614)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  54,635                 37,163              1,009,055                872,648
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                        FEDERATED HIGH
                                          INCOME BOND                                   VIP GROWTH
                                           FUND II --         VIP CONTRAFUND(R)        OPPORTUNITIES            VIP GROWTH
VA1                                     PRIMARY SHARES            PORTFOLIO              PORTFOLIO              PORTFOLIO
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           557,355                391,426                 89,951                304,288
Participant deposits                              25,538                  3,304                    414                  7,898
Participant transfers                            157,504                109,662                  1,025                 82,211
Participant withdrawals                         (129,389)               (16,839)                (1,964)              (157,345)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 611,008                487,553                 89,426                237,052
                                       ======================================================================================

                                        FEDERATED HIGH
                                          INCOME BOND                                   VIP GROWTH
                                           FUND II --         VIP CONTRAFUND(R)        OPPORTUNITIES            VIP GROWTH
VA2, VA3                                 PRIMARY SHARES           PORTFOLIO              PORTFOLIO              PORTFOLIO
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         2,903,465              7,700,027                819,464              7,250,408
Participant deposits                             136,700                205,428                 18,854                272,654
Participant transfers                          1,198,789              1,951,506                (19,697)               979,404
Participant withdrawals                         (345,894)            (1,006,196)               (48,724)            (1,368,114)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               3,893,060              8,850,765                769,897              7,134,352
                                       ======================================================================================

                                        FEDERATED HIGH
                                          INCOME BOND                                   VIP GROWTH
                                           FUND II --         VIP CONTRAFUND(R)        OPPORTUNITIES            VIP GROWTH
GSE                                      PRIMARY SHARES           PORTFOLIO              PORTFOLIO              PORTFOLIO
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           215,300                379,502                264,111                433,206
Participant deposits                              83,201                188,609                 87,694                184,684
Participant transfers                             39,751                 (4,392)               (71,193)               121,733
Participant withdrawals                          (86,962)              (192,601)               (52,128)              (123,210)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 251,290                371,118                228,484                616,413
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                                                 TEMPLETON
                                                                 DEVELOPING             TEMPLETON              TEMPLETON
                                         MUTUAL SHARES             MARKETS               FOREIGN              GLOBAL ASSET
VA1                                     SECURITIES FUND        SECURITIES FUND        SECURITIES FUND        ALLOCATION FUND
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           403,540                527,475                170,930                  6,276
Participant deposits                              12,251                      -                    209                      -
Participant transfers                              6,998                 (4,200)                (5,342)                     -
Participant withdrawals                          (16,780)                (8,028)               (73,143)                   (21)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 406,009                515,247                 92,654                  6,255
                                       ======================================================================================

                                                                 TEMPLETON
                                                                 DEVELOPING             TEMPLETON              TEMPLETON
                                         MUTUAL SHARES             MARKETS               FOREIGN              GLOBAL ASSET
VA2, VA3                                SECURITIES FUND        SECURITIES FUND        SECURITIES FUND        ALLOCATION FUND
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         3,746,610              1,682,940              4,469,130              1,763,377
Participant deposits                              56,084                  6,136                118,849                  4,817
Participant transfers                            181,295                (92,639)               139,361               (133,494)
Participant withdrawals                         (467,387)              (261,294)              (787,470)              (155,072)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               3,516,602              1,335,143              3,939,870              1,479,628
                                       ======================================================================================

                                                                 TEMPLETON
                                                                 DEVELOPING             TEMPLETON              TEMPLETON
                                         MUTUAL SHARES             MARKETS               FOREIGN              GLOBAL ASSET
GSE                                     SECURITIES FUND        SECURITIES FUND        SECURITIES FUND        ALLOCATION FUND
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           240,637                465,751                948,134                650,131
Participant deposits                              63,851                 41,344                167,332                 81,806
Participant transfers                            (22,783)               (11,639)                (5,959)               (37,222)
Participant withdrawals                          (77,567)              (150,648)              (233,873)              (145,334)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 204,138                344,808                875,634                549,381
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                                                                        SCUDDER VIT
                                           TEMPLETON           RYDEX VARIABLE          EAFE(R) EQUITY          SCUDDER VIT
                                            GROWTH              TRUST SECTOR               INDEX            EQUITY 500 INDEX
VA1                                     SECURITIES FUND         ROTATION FUND               FUND                  FUND
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           170,082                      -                133,840                298,555
Participant deposits                               8,945                      -                      -                    706
Participant transfers                            (13,933)                26,236                (64,199)               331,881
Participant withdrawals                           (5,401)                    (2)                (3,065)                (1,050)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 159,693                 26,234                 66,576                630,092
                                       ======================================================================================

                                                                                        SCUDDER VIT
                                           TEMPLETON           RYDEX VARIABLE          EAFE(R) EQUITY          SCUDDER VIT
                                            GROWTH              TRUST SECTOR               INDEX            EQUITY 500 INDEX
VA2, VA3                                SECURITIES FUND         ROTATION FUND               FUND                  FUND
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         4,879,392                      -                989,949              3,046,509
Participant deposits                              62,464                 24,311                 15,676                 46,978
Participant transfers                            554,392                696,058                398,524              2,852,133
Participant withdrawals                         (649,286)              (134,765)              (265,531)              (580,492)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               4,846,962                585,604              1,138,618              5,365,128
                                       ======================================================================================

                                                                                        SCUDDER VIT
                                           TEMPLETON           RYDEX VARIABLE          EAFE(R) EQUITY          SCUDDER VIT
                                            GROWTH              TRUST SECTOR               INDEX            EQUITY 500 INDEX
GSE                                     SECURITIES FUND         ROTATION FUND               FUND                  FUND
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           849,851                      -                188,985                 52,553
Participant deposits                             125,918                     53                 48,785                 60,691
Participant transfers                            (18,298)                25,395                 93,573                245,065
Participant withdrawals                         (240,840)                (1,084)               (87,030)               (21,246)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 716,631                 24,364                244,313                337,063
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                                                                          WANGER
                                          TECHNOLOGY           WANGER FOREIGN          INTERNATIONAL
VA1                                        PORTFOLIO                FORTY                SMALL CAP            WANGER TWENTY
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           900,211                 52,430                865,247                171,064
Participant deposits                              21,163                    598                  3,608                      -
Participant transfers                            339,245                 27,995               (139,122)               (54,165)
Participant withdrawals                           (5,709)                   (27)               (73,826)                (1,222)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               1,254,910                 80,996                655,907                115,677
                                       ======================================================================================

                                                                                          WANGER
                                          TECHNOLOGY           WANGER FOREIGN          INTERNATIONAL
VA2, VA3                                   PORTFOLIO                FORTY                SMALL CAP            WANGER TWENTY
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                        11,224,655              1,718,529             19,546,283              2,359,372
Participant deposits                             151,267                  9,756                268,035                 30,994
Participant transfers                            677,969                571,463               (486,367)               290,309
Participant withdrawals                       (1,235,943)              (536,826)            (2,797,470)              (214,799)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                              10,817,948              1,762,922             16,530,481              2,465,876
                                       ======================================================================================

                                                                                          WANGER
                                          TECHNOLOGY           WANGER FOREIGN          INTERNATIONAL
GSE                                        PORTFOLIO                FORTY                SMALL CAP            WANGER TWENTY
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         2,025,491                269,437              1,430,691                404,449
Participant deposits                             762,681                 69,481                173,519                 50,888
Participant transfers                            (22,297)               (14,954)               (57,640)                 1,612
Participant withdrawals                         (808,096)               (46,589)              (416,233)               (69,636)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               1,957,779                277,375              1,130,337                387,313
                                       ======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                          WANGER U.S.
                                            SMALLER
VA1                                        COMPANIES
                                       -----------------
Accumulation units outstanding,
   beginning of period                           800,596
Participant deposits                               6,129
Participant transfers                            (74,761)
Participant withdrawals                          (84,827)
                                       -----------------
Accumulation units outstanding,
   end of period                                 647,137
                                       =================

                                          WANGER U.S.
                                            SMALLER
VA2, VA3                                   COMPANIES
                                       -----------------
Accumulation units outstanding,
   beginning of period                        35,161,106
Participant deposits                             268,209
Participant transfers                         (1,421,015)
Participant withdrawals                       (5,471,877)
                                       -----------------
Accumulation units outstanding,
   end of period                              28,536,423
                                       =================

                                          WANGER U.S.
                                            SMALLER
GSE                                        COMPANIES
                                       -----------------
Accumulation units outstanding,
   beginning of period                         2,924,436
Participant deposits                             342,073
Participant transfers                            (65,204)
Participant withdrawals                         (856,304)
                                       -----------------
Accumulation units outstanding,
   end of period                               2,345,001
                                       =================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

    Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

    Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks Phoenix charges the subaccounts designated VA1, a daily equivalent of 0.40% and 0.60% on an annual basis for mortality and expense risks. VA2, VA3 & GSE subaccounts are charged the daily equivalent of 0.40% and 0.85% on an annual basis for mortality and expense risks.

    As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $668,778, $1,185,713 and $919,470 for the years ended December 31, 2004, 2003 and 2002, respectively and are funded by and included in participant withdrawals.

    PEPCO is the principal underwriter and distributor for the Account.

    On surrender of a contract for subaccounts designated VA1, VA2, VA3 and Allocated GSE, contingent deferred sales charges, can vary from 0-6% and for subaccounts designated Unallocated GSE, the sales charge can vary 0-6%, depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $708,722, $779,914 and $1,134,168 for the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

    The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENT

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix believes that each of the subaccounts satisfies the current requirements of the regulations. Phoenix intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

    On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

    On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

    On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

    On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

    On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

    On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

    On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

    Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

    On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

    At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

    The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

    Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--OTHER

    Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

    The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

    The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

    Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

    Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

    Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[LOGO]PRICEWATERHOUSECOOPERS

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account (Big Edge, The Big Edge Plus(R) and Group Strategic Edge(R)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Accumulation Account (Big Edge, The Big Edge Plus(R) and Group Strategic Edge(R)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds advisors', provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2005

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115-0480

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

A N N U A L   R E P O R T

                      The Big Edge Choice(R)(for New York)

                                                 V a r i a b l e   A n n u i t y




             P H O E N I X   L I F E   V A R I A B L E   A C C U M U L A T I O N
                                                                   A C C O U N T
                                                               DECEMBER 31, 2004









                                [LOGO] PHOENIX(R)

                 VA0249AR2 (C) 2005 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                              PHOENIX-                                  PHOENIX-ALGER         PHOENIX-ALLIANCE/
                                              ABERDEEN            PHOENIX-AIM              SMALL-CAP              BERNSTEIN
                                           INTERNATIONAL            GROWTH                 GROWTH              ENHANCED INDEX
                                             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $        4,538,523    $        3,015,660      $           36,098     $        2,261,572
                                        ==================    ==================      ==================     ==================
   Investment at market                 $        3,423,906    $        1,771,816      $           37,909     $        1,901,342
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                               3,423,906             1,771,816                  37,909              1,901,342

LIABILITIES
   Accrued expenses                                  3,868                 2,053                      43                  2,190
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $        3,420,038    $        1,769,763      $           37,866     $        1,899,152
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                   3,257,334             3,008,472                  24,776              1,898,321
                                        ==================    ==================      ==================     ==================
Unit value                              $         1.049950    $         0.588260      $         1.528347     $         1.000438
                                        ==================    ==================      ==================     ==================

                                                                                           PHOENIX-               PHOENIX-
                                          PHOENIX-DUFF &           PHOENIX-                ENGEMANN               ENGEMANN
                                           PHELPS REAL             ENGEMANN               GROWTH AND              SMALL-CAP
                                        ESTATE SECURITIES       CAPITAL GROWTH              INCOME                 GROWTH
                                           SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $        1,030,029    $       19,704,432      $        4,685,367     $          139,300
                                        ==================    ==================      ==================     ==================
   Investment at market                 $        1,436,858    $       12,007,761      $        4,639,253     $          138,987
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                               1,436,858            12,007,761               4,639,253                138,987

LIABILITIES
   Accrued expenses                                  1,640                14,169                   5,331                    157
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $        1,435,218    $       11,993,592      $        4,633,922     $          138,830
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                     602,304            16,603,090               4,096,901                228,928
                                        ==================    ==================      ==================     ==================
Unit value                              $         2.382880    $         0.722371      $         1.131080     $         0.606432
                                        ==================    ==================      ==================     ==================

                                             PHOENIX-                                                             PHOENIX-
                                             ENGEMANN              PHOENIX-               PHOENIX-             GOODWIN MULTI-
                                             STRATEGIC          ENGEMANN VALUE          GOODWIN MONEY           SECTOR FIXED
                                            ALLOCATION              EQUITY                  MARKET                 INCOME
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $        7,093,067    $        1,635,340      $        1,108,224     $        4,034,274
                                        ==================    ==================      ==================     ==================
   Investment at market                 $        6,532,486    $        1,615,217      $        1,108,224     $        4,146,429
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                               6,532,486             1,615,217               1,108,224              4,146,429
LIABILITIES
   Accrued expenses                                  7,532                 1,869                   1,299                  4,821
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $        6,524,954    $        1,613,348      $        1,106,925     $        4,141,608
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                   4,857,995             1,093,354                 989,281              3,010,010
                                        ==================    ==================      ==================     ==================
Unit value                              $         1.343137    $         1.475596      $         1.118919     $         1.375945
                                        ==================    ==================      ==================     ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                             PHOENIX-
                                          GOODWIN MULTI-                                PHOENIX-KAYNE          PHOENIX-LAZARD
                                           SECTOR SHORT          PHOENIX-KAYNE            SMALL-CAP            INTERNATIONAL
                                            TERM BOND          RISING DIVIDENDS         QUALITY VALUE          EQUITY SELECT
                                           SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $           20,590    $          309,634      $           30,649     $          466,361
                                        ==================    ==================      ==================     ==================
   Investment at market                 $           20,571    $          329,044      $           34,484     $          519,762
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                  20,571               329,044                  34,484                519,762
LIABILITIES
   Accrued expenses                                     19                   378                      36                    586
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $           20,552    $          328,666      $           34,448     $          519,176
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                      19,689               280,677                  23,317                372,519
                                        ==================    ==================      ==================     ==================
Unit value                              $         1.043824    $         1.170971      $         1.477359     $         1.393690
                                        ==================    ==================      ==================     ==================

                                                                 PHOENIX-LORD             PHOENIX-LORD          PHOENIX-LORD
                                         PHOENIX-LAZARD           ABBETT BOND-          ABBETT LARGE-CAP        ABBETT MID-CAP
                                         SMALL-CAP VALUE           DEBENTURE                 VALUE                  VALUE
                                           SUBACCOUNT             SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $           36,668    $          416,007      $          313,067     $           90,122
                                        ==================    ==================      ==================     ==================
   Investment at market                 $           41,933    $          416,383      $          368,502     $          109,371
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                  41,933               416,383                 368,502                109,371
LIABILITIES
   Accrued expenses                                     48                   475                     389                    122
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $           41,885    $          415,908      $          368,113     $          109,249
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                      27,832               316,537                 261,315                 72,994
                                        ==================    ==================      ==================     ==================
Unit value                              $         1.504926    $         1.313934      $         1.408696     $         1.496703
                                        ==================    ==================      ==================     ==================

                                                                   PHOENIX-
                                                                   NORTHERN            PHOENIX-SANFORD        PHOENIX-SANFORD
                                             PHOENIX-             NASDAQ-100            BERNSTEIN MID-        BERNSTEIN SMALL-
                                          NORTHERN DOW 30          INDEX(R)               CAP VALUE               CAP VALUE
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $          434,652    $           95,660      $        1,177,103     $          605,092
                                        ==================    ==================      ==================     ==================
   Investment at market                 $          467,203    $           69,171      $        1,557,365     $          728,580
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                 467,203                69,171               1,557,365                728,580
LIABILITIES
   Accrued expenses                                    536                    80                   1,778                    829
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $          466,667    $           69,091      $        1,555,587     $          727,751
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                     439,328               185,413                 953,723                440,192
                                        ==================    ==================      ==================     ==================
Unit value                              $         1.062226    $         0.372634      $         1.631069     $         1.653260
                                        ==================    ==================      ==================     ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                          PHOENIX-SENECA        PHOENIX-SENECA         AIM V.I. CAPITAL       AIM V.I. MID-CAP
                                          MID-CAP GROWTH       STRATEGIC THEME          APPRECIATION            CORE EQUITY
                                            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $        1,967,777    $        5,336,858      $           53,170     $          170,805
                                        ==================    ==================      ==================     ==================
   Investment at market                 $        1,446,108    $        2,908,158      $           63,798     $          166,634
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                               1,446,108             2,908,158                  63,798                166,634
LIABILITIES
   Accrued expenses                                  1,653                 3,349                      73                    170
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $        1,444,455    $        2,904,809      $           63,725     $          166,464
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                   1,183,460             2,489,650                  68,774                163,783
                                        ==================    ==================      ==================     ==================
Unit value                              $         1.220536    $         1.166754      $         0.926589     $         1.016369
                                        ==================    ==================      ==================     ==================

                                                                                        FEDERATED FUND        FEDERATED HIGH
                                                                ALGER AMERICAN             FOR U.S.             INCOME BOND
                                         AIM V.I. PREMIER        LEVERAGED                GOVERNMENT             FUND II --
                                              EQUITY               ALLCAP                SECURITIES II         PRIMARY SHARES
                                            SUBACCOUNT           SUBACCOUNT               SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $           48,059    $          306,311      $        1,311,750     $          265,428
                                        ==================    ==================      ==================     ==================
   Investment at market                 $           46,918    $          334,943      $        1,354,079     $          242,868
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                  46,918               334,943               1,354,079                242,868
LIABILITIES
   Accrued expenses                                     55                   443                   1,570                    281
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $           46,863    $          334,500      $        1,352,509     $          242,587
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                      56,448               553,147               1,046,600                204,592
                                        ==================    ==================      ==================     ==================
Unit value                              $         0.830211    $         0.604722      $         1.292288     $         1.185712
                                        ==================    ==================      ==================     ==================

                                                                  VIP GROWTH                                   MUTUAL SHARES
                                         VIP CONTRAFUND(R)      OPPORTUNITIES             VIP GROWTH             SECURITIES
                                           SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $        1,413,734    $           36,582      $          482,599     $          554,337
                                        ==================    ==================      ==================     ==================
   Investment at market                 $        1,677,068    $           40,627      $          534,706     $          652,960
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                               1,677,068                40,627                 534,706                652,960
LIABILITIES
   Accrued expenses                                  1,856                    47                     610                    746
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $        1,675,212    $           40,580      $          534,096     $          652,214
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                   1,615,843                52,598                 843,058                434,904
                                        ==================    ==================      ==================     ==================
Unit value                              $         1.036742    $         0.771516      $         0.633522     $         1.499673
                                        ==================    ==================      ==================     ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                            TEMPLETON
                                            DEVELOPING            TEMPLETON               TEMPLETON              TEMPLETON
                                             MARKETS               FOREIGN               GLOBAL ASSET              GROWTH
                                            SECURITIES            SECURITIES              ALLOCATION             SECURITIES
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $          104,617    $          959,832      $          208,692     $          457,463
                                        ==================    ==================      ==================     ==================
   Investment at market                 $          169,007    $          758,305      $          214,668     $          472,754
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                 169,007               758,305                 214,668                472,754
LIABILITIES
   Accrued expenses                                    192                   862                     246                    532
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $          168,815    $          757,443      $          214,422     $          472,222
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                      85,058               682,017                 144,213                335,260
                                        ==================    ==================      ==================     ==================
Unit value                              $         1.984729    $         1.110592      $         1.486845     $         1.408527
                                        ==================    ==================      ==================     ==================

                                          RYDEX VARIABLE         SCUDDER VIT
                                           TRUST SECTOR         EAFE(R)EQUITY            SCUDDER VIT
                                            ROTATION                INDEX              EQUITY 500 INDEX          TECHNOLOGY
                                           SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $           25,133    $          239,669      $           78,840     $        2,077,253
                                        ==================    ==================      ==================     ==================
   Investment at market                 $           27,752    $          177,524      $           91,287     $          593,471
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                  27,752               177,524                  91,287                593,471
LIABILITIES
   Accrued expenses                                     32                   201                     105                    682
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $           27,720    $          177,323      $           91,182     $          592,789
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                      22,037               219,469                  81,168              2,189,479
                                        ==================    ==================      ==================     ==================
Unit value                              $         1.257909    $         0.807963      $         1.123419     $         0.270744
                                        ==================    ==================      ==================     ==================

                                              WANGER               WANGER                                        WANGER U.S.
                                          INTERNATIONAL         INTERNATIONAL                                     SMALLER
                                              SELECT              SMALL CAP             WANGER SELECT            COMPANIES
                                            SUBACCOUNT           SUBACCOUNT               SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $          567,769    $        3,479,929      $          317,415     $        4,742,363
                                        ==================    ==================      ==================     ==================
   Investment at market                 $          599,424    $        2,767,197      $          601,460     $        6,866,988
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                 599,424             2,767,197                 601,460              6,866,988

LIABILITIES
   Accrued expenses                                    672                 3,129                     689                  7,868
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $          598,752    $        2,764,068      $          600,771     $        6,859,120
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                     324,560             1,311,348                 270,326              4,436,992
                                        ==================    ==================      ==================     ==================
Unit value                              $         1.844815    $         2.107806      $         2.222397     $         1.545894
                                        ==================    ==================      ==================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                            PHOENIX-                                    PHOENIX-ALGER        PHOENIX-ALLIANCE/
                                            ABERDEEN            PHOENIX-AIM               SMALL-CAP             BERNSTEIN
                                          INTERNATIONAL           GROWTH                   GROWTH             ENHANCED INDEX
                                           SUBACCOUNT            SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $           86,318    $            1,656      $              -       $           26,771
Expenses
   Mortality and expense fees                       44,941                25,877                     544                 25,379
   Indexing (gain) loss                              1,111                   363                       9                    419
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                        40,266               (24,584)                   (553)                   973
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                    (10,368)             (110,359)                   (219)               (23,358)
Net realized gain distribution from
   Fund                                                -                     -                       588                    -
Net change in unrealized appreciation
   (depreciation) on investment                    546,953               173,464                    (857)               169,140
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                      536,585                63,105                    (488)               145,782
Net increase (decrease) in net assets
   resulting from operations            $          576,851    $           38,521      $           (1,041)    $          146,755
                                        ==================    ==================      ==================     ==================

                                                                                           PHOENIX-               PHOENIX-
                                          PHOENIX-DUFF &           PHOENIX-                ENGEMANN               ENGEMANN
                                            PHELPS REAL            ENGEMANN               GROWTH AND             SMALL-CAP
                                         ESTATE SECURITIES      CAPITAL GROWTH              INCOME                 GROWTH
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $           24,500    $          103,761      $           52,258     $              -
Expenses
   Mortality and expense fees                       13,198               188,516                  59,727                  1,539
   Indexing (gain) loss                                455                 2,614                     991                     41
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                        10,847               (87,369)                 (8,460)                (1,580)
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                          9            (3,251,360)                (11,361)                (1,120)
Net realized gain distribution from
   Fund                                            113,290                   -                       -                      -
Net change in unrealized appreciation
   (depreciation) on investment                    177,072             3,737,461                 400,808                  9,161
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                      290,371               486,101                 389,447                  8,041
Net increase (decrease) in net assets
   resulting from operations            $          301,218    $          398,732      $          380,987     $            6,461
                                        ==================    ==================      ==================     ==================

                                             PHOENIX-                                                             PHOENIX-
                                             ENGEMANN              PHOENIX-                PHOENIX-            GOODWIN MULTI-
                                             STRATEGIC          ENGEMANN VALUE          GOODWIN MONEY           SECTOR FIXED
                                            ALLOCATION              EQUITY                  MARKET                 INCOME
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $          173,356    $           12,754      $            9,849     $          248,143
Expenses
   Mortality and expense fees                       92,713                19,503                  17,666                 55,661
   Indexing (gain) loss                              1,139                   342                     125                    533
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                        79,504                (7,091)                 (7,942)               191,949
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                     15,814                (2,469)                    -                   13,546
Net realized gain distribution from
   Fund                                            164,519                   -                       -                      -
Net change in unrealized appreciation
   (depreciation) on investment                    106,392               172,769                     -                   20,014
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                      286,725               170,300                     -                   33,560
Net increase (decrease) in net assets
   resulting from operations            $          366,229    $          163,209      $           (7,942)    $          225,509
                                        ==================    ==================      ==================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                             PHOENIX-
                                          GOODWIN MULTI-                                PHOENIX-KAYNE          PHOENIX-LAZARD
                                           SECTOR SHORT         PHOENIX-KAYNE            SMALL-CAP             INTERNATIONAL
                                            TERM BOND         RISING DIVIDENDS         QUALITY VALUE           EQUITY SELECT
                                           SUBACCOUNT(2)         SUBACCOUNT            SUBACCOUNT(1)             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $              352    $            4,349      $              226     $            4,055
Expenses
   Mortality and expense fees                           53                 3,070                     149                  2,856
   Indexing (gain) loss                                  1                    44                       5                     68
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                           298                 1,235                      72                  1,131
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                        -                     193                     157                    (54)
Net realized gain distribution from
   Fund                                                -                     -                       245                  2,851
Net change in unrealized appreciation
   (depreciation) on investment                        (19)                8,874                   3,835                 39,845
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                          (19)                9,067                   4,237                 42,642
Net increase (decrease) in net assets
   resulting from operations            $              279    $           10,302      $            4,309     $           43,773
                                        ==================    ==================      ==================     ==================

                                                                 PHOENIX-LORD            PHOENIX-LORD           PHOENIX-LORD
                                           PHOENIX-LAZARD        ABBETT BOND-          ABBETT LARGE-CAP        ABBETT MID-CAP
                                          SMALL-CAP VALUE         DEBENTURE                 VALUE                  VALUE
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $              -      $           10,395      $            2,640     $              374
Expenses
   Mortality and expense fees                          408                 1,894                   2,908                    716
   Indexing (gain) loss                                 10                    23                      58                     21
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                          (418)                8,478                    (326)                  (363)
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                        270                     9                   1,650                  1,206
Net realized gain distribution from
   Fund                                              3,349                 5,418                   1,274                    628
Net change in unrealized appreciation
   (depreciation) on investment                        918                  (901)                 25,384                 14,362
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                        4,537                 4,526                  28,308                 16,196
Net increase (decrease) in net assets
   resulting from operations            $            4,119    $           13,004      $           27,982     $           15,833
                                        ==================    ==================      ==================     ==================

                                                                   PHOENIX-
                                                                   NORTHERN            PHOENIX-SANFORD        PHOENIX-SANFORD
                                             PHOENIX-             NASDAQ-100            BERNSTEIN MID-        BERNSTEIN SMALL-
                                          NORTHERN DOW 30          INDEX(R)               CAP VALUE              CAP VALUE
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $            7,692    $              384      $            2,255     $              -
Expenses
   Mortality and expense fees                        6,428                   893                  16,481                  6,801
   Indexing (gain) loss                                 86                    17                     363                    167
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                         1,178                  (526)                (14,589)                (6,968)
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                     (1,964)                 (317)                    114                     25
Net realized gain distribution from
   Fund                                                -                     -                   105,551                 57,716
Net change in unrealized appreciation
   (depreciation) on investment                     13,022                 5,308                 128,606                 56,180
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                       11,058                 4,991                 234,271                113,921
Net increase (decrease) in net assets
   resulting from operations            $           12,236    $            4,465      $          219,682     $          106,953
                                        ==================    ==================      ==================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                          PHOENIX-SENECA        PHOENIX-SENECA         AIM V.I. CAPITAL       AIM V.I. MID-CAP
                                          MID-CAP GROWTH        STRATEGIC THEME          APPRECIATION            CORE EQUITY
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT(3)
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $              -      $              -        $              -       $              243
Expenses
   Mortality and expense fees                       20,047                40,634                     839                    170
   Indexing (gain) loss                                353                   612                      13                      4
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                       (20,400)              (41,246)                   (852)                    69
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                   (134,174)             (634,524)                     56                    -
Net realized gain distribution from
   Fund                                                -                     -                       -                    7,160
Net change in unrealized appreciation
   (depreciation) on investment                    216,597               769,122                   3,921                 (4,171)
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                       82,423               134,598                   3,977                  2,989
Net increase (decrease) in net assets
   resulting from operations            $           62,023    $           93,352      $            3,125     $            3,058
                                        ==================    ==================      ==================     ==================

                                                                                        FEDERATED FUND         FEDERATED HIGH
                                                               ALGER AMERICAN              FOR U.S.              INCOME BOND
                                         AIM V.I. PREMIER         LEVERAGED               GOVERNMENT             FUND II --
                                              EQUITY               ALLCAP                SECURITIES II         PRIMARY SHARES
                                            SUBACCOUNT           SUBACCOUNT               SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $              216    $              -        $           60,568     $           15,713
Expenses
   Mortality and expense fees                          587                 4,566                  18,893                  3,082
   Indexing (gain) loss                                  9               (17,352)                    155                     34
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                          (380)               12,786                  41,520                 12,597
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                         31               (32,461)                  2,158                    301
Net realized gain distribution from
   Fund                                                -                     -                     7,073                    -
Net change in unrealized appreciation
   (depreciation) on investment                      2,432                53,243                 (21,305)                 6,508
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                        2,463                20,782                 (12,074)                 6,809
Net increase (decrease) in net assets
   resulting from operations            $            2,083    $           33,568      $           29,446     $           19,406
                                        ==================    ==================      ==================     ==================

                                                                   VIP GROWTH                                  MUTUAL SHARES
                                         VIP CONTRAFUND(R)       OPPORTUNITIES            VIP GROWTH            SECURITIES
                                             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $            2,482    $              194      $              730     $            4,317
Expenses
   Mortality and expense fees                       14,590                   587                   6,674                  7,812
   Indexing (gain) loss                                297                    10                     105                    138
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                       (12,405)                 (403)                 (6,049)                (3,633)
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                     33,003                (1,047)                (19,098)                   838
Net realized gain distribution from
   Fund                                                -                     -                       -                      -
Net change in unrealized appreciation
   (depreciation) on investment                    131,272                 2,920                  37,051                 65,803
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                      164,275                 1,873                  17,953                 66,641
Net increase (decrease) in net assets
   resulting from operations            $          151,870    $            1,470      $           11,904     $           63,008
                                        ==================    ==================      ==================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                             TEMPLETON
                                            DEVELOPING            TEMPLETON               TEMPLETON              TEMPLETON
                                              MARKETS              FOREIGN               GLOBAL ASSET              GROWTH
                                            SECURITIES            SECURITIES              ALLOCATION             SECURITIES
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $            2,602    $            6,819      $            5,513     $            4,956
Expenses
   Mortality and expense fees                        2,008                 8,844                   2,698                  5,600
   Indexing (gain) loss                                 60                   193                      58                    123
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                           534                (2,218)                  2,757                   (767)
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                        779                   890                     625                   (538)
Net realized gain distribution from
   Fund                                                -                     -                       -                      -
Net change in unrealized appreciation
   (depreciation) on investment                     30,162               108,711                  23,482                 56,594
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                       30,941               109,601                  24,107                 56,056
Net increase (decrease) in net assets
   resulting from operations            $           31,475    $          107,383      $           26,864     $           55,289
                                        ==================    ==================      ==================     ==================

                                          RYDEX VARIABLE          SCUDDER VIT
                                           TRUST SECTOR         EAFE(R) EQUITY           SCUDDER VIT
                                             ROTATION               INDEX             EQUITY 500 INDEX           TECHNOLOGY
                                            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $              -      $            4,037      $              887     $              -
Expenses
   Mortality and expense fees                          242                 2,254                   1,249                  7,824
   Indexing (gain) loss                                  6                    58                      21                    133
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                          (248)                1,725                    (383)                (7,957)
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                        (10)                1,178                     982                  4,107
Net realized gain distribution from
   Fund                                                -                     -                       -                      -
Net change in unrealized appreciation
   (depreciation)on investment                       2,611                23,344                   7,507                (17,906)
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                        2,601                24,522                   8,489                (13,799)
Net increase (decrease) in net assets
   resulting from operations            $            2,353    $           26,247      $            8,106     $          (21,756)
                                        ==================    ==================      ==================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                              WANGER               WANGER                                       WANGER U.S.
                                           INTERNATIONAL        INTERNATIONAL                                     SMALLER
                                              SELECT               SMALL CAP             WANGER SELECT            COMPANIES
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $            1,877    $           18,043      $              -       $              -
Expenses
   Mortality and expense fees                        7,576                34,292                   7,579                 87,314
   Indexing (gain) loss                                195                   884                     170                  1,945
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                        (5,894)              (17,133)                 (7,749)               (89,259)
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                     (8,742)              (70,271)                 20,664                140,169
Net realized gain distribution from
   Fund                                                -                     -                       549                    -
Net change in unrealized appreciation
   (depreciation) on investment                    126,977               720,580                  79,597                946,595
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                      118,235               650,309                 100,810              1,086,764
Net increase (decrease) in net assets
   resulting from operations            $          112,341    $          633,176      $           93,061     $          997,505
                                        ==================    ==================      ==================     ==================

Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date January 6, 2004 to December 31, 2004.
(2) From inception date June 23, 2004 to December 31, 2004.
(3) From inception date December 3, 2004 to December 31, 2004.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                         PHOENIX-                               PHOENIX-ALGER      PHOENIX-ALLIANCE/
                                                         ABERDEEN            PHOENIX-AIM          SMALL-CAP           BERNSTEIN
                                                      INTERNATIONAL             GROWTH              GROWTH          ENHANCED INDEX
                                                        SUBACCOUNT            SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                   ------------------      ----------------     --------------     ----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)                 $           40,266      $        (24,584)    $         (553)    $            973
      Net realized gain (loss)                                (10,368)             (110,359)               369              (23,358)
      Net change in unrealized appreciation
         (depreciation) on investment                         546,953               173,464               (857)             169,140
                                                   ------------------      ----------------     --------------     ----------------
      Net increase (decrease) in net assets
         resulting from operations                            576,851                38,521             (1,041)             146,755
                                                   ------------------      ----------------     --------------     ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                     31,018                25,582              1,289               30,729
      Participant transfers                                  (349,107)(e)          (195,714)            20,080               29,834
      Participant withdrawals                                (190,139)             (193,968)            (7,684)            (110,430)
                                                   ------------------      ----------------     --------------     ----------------
      Net increase (decrease) in net assets
         resulting from participant transactions             (508,228)             (364,100)            13,685              (49,867)
                                                   ------------------      ----------------     --------------     ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        68,623              (325,579)            12,644               96,888
NET ASSETS
   Beginning of period                                      3,351,415             2,095,342             25,222            1,802,264
                                                   ------------------      ----------------     --------------     ----------------
   End of period                                   $        3,420,038      $      1,769,763     $       37,866     $      1,899,152
                                                   ==================      ================     ==============     ================

                                                                                                   PHOENIX-            PHOENIX-
                                                      PHOENIX-DUFF &           PHOENIX-            ENGEMANN            ENGEMANN
                                                       PHELPS REAL             ENGEMANN           GROWTH AND           SMALL-CAP
                                                    ESTATE SECURITIES       CAPITAL GROWTH          INCOME              GROWTH
                                                        SUBACCOUNT            SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                   ------------------      ----------------     --------------     ----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)                 $           10,847      $        (87,369)    $       (8,460)    $         (1,580)
      Net realized gain (loss)                                113,299            (3,251,360)           (11,361)              (1,120)
      Net change in unrealized appreciation
         (depreciation) on investment                         177,072             3,737,461            400,808                9,161
                                                   ------------------      ----------------     --------------     ----------------
      Net increase (decrease) in net assets
         resulting from operations                            301,218               398,732            380,987                6,461
                                                   ------------------      ----------------     --------------     ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                      7,880               212,685             73,754                4,166
      Participant transfers                                   395,598            (1,794,633)(c)        (23,600)(b)           70,852
      Participant withdrawals                                 (42,120)           (1,462,695)           (66,307)                 (82)
                                                   ------------------      ----------------     --------------     ----------------
      Net increase (decrease) in net assets
         resulting from participant transactions              361,358            (3,044,643)           (16,153)              74,936
                                                   ------------------      ----------------     --------------     ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       662,576            (2,645,911)           364,834               81,397
NET ASSETS
      Beginning of period                                     772,642            14,639,503          4,269,088               57,433
                                                   ------------------      ----------------     --------------     ----------------
      End of period                                $        1,435,218      $     11,993,592     $    4,633,922     $        138,830
                                                   ==================      ================     ==============     ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                        PHOENIX-                                                     PHOENIX-
                                                        ENGEMANN              PHOENIX-            PHOENIX-         GOODWIN MULTI-
                                                        STRATEGIC          ENGEMANN VALUE      GOODWIN MONEY       SECTOR FIXED
                                                       ALLOCATION              EQUITY              MARKET             INCOME
                                                       SUBACCOUNT            SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                   ------------------    ----------------     --------------     ----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)                 $           79,504    $         (7,091)    $       (7,942)    $        191,949
      Net realized gain (loss)                                180,333              (2,469)               -                 13,546
      Net change in unrealized appreciation
         (depreciation) on investment                         106,392             172,769                -                 20,014
                                                   ------------------    ----------------     --------------     ----------------
      Net increase (decrease) in net assets
         resulting from operations                            366,229             163,209             (7,942)             225,509
                                                   ------------------    ----------------     --------------     ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                     68,465              23,593             75,802               29,050
      Participant transfers                                  (329,955)            195,983(d)        (328,624)             596,403(a)
      Participant withdrawals                                (546,471)            (67,104)          (164,120)            (388,299)
                                                   ------------------    ----------------     --------------     ----------------
      Net increase (decrease) in net assets
         resulting from participant transactions             (807,961)            152,472           (416,942)             237,154
                                                   ------------------    ----------------     --------------     ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (441,732)            315,681           (424,884)             462,663
NET ASSETS
   Beginning of period                                      6,966,686           1,297,667          1,531,809            3,678,945
                                                   ------------------    ----------------     --------------     ----------------
   End of period                                   $        6,524,954    $      1,613,348     $    1,106,925     $      4,141,608
                                                   ==================    ================     ==============     ================

                                                         PHOENIX-
                                                      GOODWIN MULTI-                          PHOENIX-KAYNE       PHOENIX-LAZARD
                                                       SECTOR SHORT        PHOENIX-KAYNE        SMALL-CAP          INTERNATIONAL
                                                        TERM BOND        RISING DIVIDENDS     QUALITY VALUE        EQUITY SELECT
                                                       SUBACCOUNT(2)        SUBACCOUNT        SUBACCOUNT(1)          SUBACCOUNT
                                                   ------------------    ----------------     --------------     ----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)                 $              298    $          1,235     $           72     $          1,131
      Net realized gain (loss)                                    -                   193                402                2,797
      Net change in unrealized appreciation
         (depreciation) on investment                             (19)              8,874              3,835               39,845
                                                   ------------------    ----------------     --------------     ----------------
      Net increase (decrease) in net assets
         resulting from operations                                279              10,302              4,309               43,773
                                                   ------------------    ----------------     --------------     ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                        -                 4,188              5,584                7,190
      Participant transfers                                    20,273             154,954             24,560              369,318
      Participant withdrawals                                     -                (2,780)                (5)              (9,657)
                                                   ------------------    ----------------     --------------     ----------------
      Net increase (decrease) in net assets
         resulting from participant transactions               20,273             156,362             30,139              366,851
                                                   ------------------    ----------------     --------------     ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        20,552             166,664             34,448              410,624
NET ASSETS
   Beginning of period                                            -               162,002                -                108,552
                                                   ------------------    ----------------     --------------     ----------------
   End of period                                   $           20,552    $        328,666     $       34,448     $        519,176
                                                   ==================    ================     ==============     ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                        PHOENIX-LORD         PHOENIX-LORD         PHOENIX-LORD
                                                  PHOENIX-LAZARD        ABBETT BOND-       ABBETT LARGE-CAP      ABBETT MID-CAP
                                                  SMALL-CAP VALUE        DEBENTURE              VALUE                VALUE
                                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)               $            (418)   $           8,478    $            (326)   $            (363)
      Net realized gain (loss)                               3,619                5,427                2,924                1,834
      Net change in unrealized appreciation
         (depreciation) on investment                          918                 (901)              25,384               14,362
                                                 -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                           4,119               13,004               27,982               15,833
                                                 -----------------    -----------------    -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                     -                     80                7,926                  200
      Participant transfers                                 12,350              367,729              208,681               61,228
      Participant withdrawals                                   (9)              (1,746)             (48,918)                (455)
                                                 -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                       12,341              366,063              167,689               60,973
                                                 -----------------    -----------------    -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     16,460              379,067              195,671               76,806
NET ASSETS
   Beginning of period                                      25,425               36,841              172,442               32,443
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $          41,885    $         415,908    $         368,113    $         109,249
                                                 =================    =================    =================    =================

                                                                          PHOENIX-
                                                                          NORTHERN          PHOENIX-SANFORD      PHOENIX-SANFORD
                                                     PHOENIX-            NASDAQ-100          BERNSTEIN MID-      BERNSTEIN SMALL-
                                                  NORTHERN DOW 30         INDEX(R)             CAP VALUE            CAP VALUE
                                                     SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)               $           1,178    $            (526)   $         (14,589)   $          (6,968)
      Net realized gain (loss)                              (1,964)                (317)             105,665               57,741
      Net change in unrealized appreciation
         (depreciation) on investment                       13,022                5,308              128,606               56,180
                                                 -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                          12,236                4,465              219,682              106,953
                                                 -----------------    -----------------    -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                  16,326                  -                 14,014               14,581
      Participant transfers                                 46,484               19,999              284,050              194,073
      Participant withdrawals                              (33,248)              (7,589)             (31,767)             (11,236)
                                                 -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                       29,562               12,410              266,297              197,418
                                                 -----------------    -----------------    -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     41,798               16,875              485,979              304,371
NET ASSETS
   Beginning of period                                     424,869               52,216            1,069,608              423,380
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $         466,667    $          69,091    $       1,555,587    $         727,751
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                  PHOENIX-SENECA      PHOENIX-SENECA       AIM V.I. CAPITAL     AIM V.I. MID-CAP
                                                  MID-CAP GROWTH      STRATEGIC THEME        APPRECIATION         CORE EQUITY
                                                    SUBACCOUNT          SUBACCOUNT            SUBACCOUNT         SUBACCOUNT(3)
                                                -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)              $         (20,400)   $         (41,246)   $            (852)   $              69
      Net realized gain (loss)                           (134,174)            (634,524)                  56                7,160
      Net change in unrealized appreciation
         (depreciation) on investment                     216,597              769,122                3,921               (4,171)
                                                -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                         62,023               93,352                3,125                3,058
                                                -----------------    -----------------    -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                 13,826               48,014                1,951                  -
      Participant transfers                              (138,146)            (329,150)               2,005              163,420(f)
      Participant withdrawals                             (67,875)            (151,817)              (1,927)                 (14)
                                                -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                    (192,195)            (432,953)               2,029              163,406
                                                -----------------    -----------------    -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (130,172)            (339,601)               5,154              166,464
NET ASSETS
   Beginning of period                                  1,574,627            3,244,410               58,571                  -
                                                -----------------    -----------------    -----------------    -----------------
   End of period                                $       1,444,455    $       2,904,809    $          63,725    $         166,464
                                                =================    =================    =================    =================

                                                                                           FEDERATED FUND        FEDERATED HIGH
                                                                       ALGER AMERICAN         FOR U.S.            INCOME BOND
                                                 AIM V.I. PREMIER        LEVERAGED           GOVERNMENT            FUND II --
                                                      EQUITY               ALLCAP           SECURITIES II        PRIMARY SHARES
                                                    SUBACCOUNT           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)              $            (380)   $          12,786    $          41,520    $          12,597
      Net realized gain (loss)                                 31              (32,461)               9,231                  301
      Net change in unrealized appreciation
         (depreciation) on investment                       2,432               53,243              (21,305)               6,508
                                                -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                          2,083               33,568               29,446               19,406
                                                -----------------    -----------------    -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                    713                8,139               30,368                   80
      Participant transfers                                 3,331              (11,026)             (43,740)               6,005
      Participant withdrawals                              (1,014)             (12,518)            (125,452)              (6,042)
                                                -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                       3,030              (15,405)            (138,824)                  43
                                                -----------------    -----------------    -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     5,113               18,163             (109,378)              19,449
NET ASSETS
   Beginning of period                                     41,750              316,337            1,461,887              223,138
                                                -----------------    -----------------    -----------------    -----------------
   End of period                                $          46,863    $         334,500    $       1,352,509    $         242,587
                                                =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                          VIP GROWTH                              MUTUAL SHARES
                                                 VIP CONTRAFUND(R)      OPPORTUNITIES         VIP GROWTH            SECURITIES
                                                    SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)               $         (12,405)   $            (403)   $          (6,049)   $          (3,633)
      Net realized gain (loss)                              33,003               (1,047)             (19,098)                 838
      Net change in unrealized appreciation
         (depreciation) on investment                      131,272                2,920               37,051               65,803
                                                 -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                         151,870                1,470               11,904               63,008
                                                 -----------------    -----------------    -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                  16,140                  540               42,114                6,266
      Participant transfers                                717,873                8,457               81,658               62,262
      Participant withdrawals                             (146,898)             (11,711)             (42,711)             (11,569)
                                                 -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                      587,115               (2,714)              81,061               56,959
                                                 -----------------    -----------------    -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    738,985               (1,244)              92,965              119,967
NET ASSETS
   Beginning of period                                     936,227               41,824              441,131              532,247
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       1,675,212    $          40,580    $         534,096    $         652,214
                                                 =================    =================    =================    =================

                                                     TEMPLETON
                                                     DEVELOPING          TEMPLETON            TEMPLETON             TEMPLETON
                                                       MARKETS            FOREIGN            GLOBAL ASSET             GROWTH
                                                     SECURITIES          SECURITIES           ALLOCATION            SECURITIES
                                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)               $             534    $          (2,218)   $           2,757    $            (767)
      Net realized gain (loss)                                 779                  890                  625                 (538)
      Net change in unrealized appreciation
         (depreciation) on investment                       30,162              108,711               23,482               56,594
                                                 -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                          31,475              107,383               26,864               55,289
                                                 -----------------    -----------------    -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                     748                5,770                  -                 12,343
      Participant transfers                                    -                 56,321                 (872)              63,647
      Participant withdrawals                               (4,738)             (17,891)              (3,958)             (12,603)
                                                 -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                       (3,990)              44,200               (4,830)              63,387
                                                 -----------------    -----------------    -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     27,485              151,583               22,034              118,676
NET ASSETS
   Beginning of period                                     141,330              605,860              192,388              353,546
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $         168,815    $         757,443    $         214,422    $         472,222
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                   RYDEX VARIABLE       SCUDDER VIT
                                                    TRUST SECTOR       EAFE(R) EQUITY        SCUDDER VIT
                                                      ROTATION             INDEX           EQUITY 500 INDEX        TECHNOLOGY
                                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)               $            (248)   $           1,725    $            (383)   $          (7,957)
      Net realized gain (loss)                                 (10)               1,178                  982                4,107
      Net change in unrealized appreciation
         (depreciation) on investment                        2,611               23,344                7,507              (17,906)
                                                 -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                           2,353               26,247                8,106              (21,756)
                                                 -----------------    -----------------    -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                     -                    600                  -                 11,877
      Participant transfers                                 25,000                9,300               36,878               13,863
      Participant withdrawals                                 (331)             (16,822)             (15,701)             (39,459)
                                                 -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                       24,669               (6,922)              21,177              (13,719)
                                                 -----------------    -----------------    -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     27,022               19,325               29,283              (35,475)
NET ASSETS
   Beginning of period                                         698              157,998               61,899              628,264
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $          27,720    $         177,323    $          91,182    $         592,789
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                      WANGER               WANGER                                  WANGER U.S.
                                                   INTERNATIONAL        INTERNATIONAL                                SMALLER
                                                      SELECT              SMALL CAP          WANGER SELECT          COMPANIES
                                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)               $          (5,894)   $         (17,133)   $          (7,749)   $         (89,259)
      Net realized gain (loss)                              (8,742)             (70,271)              21,213              140,169
      Net change in unrealized appreciation
         (depreciation) on investment                      126,977              720,580               79,597              946,595
                                                 -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                         112,341              633,176               93,061              997,505
                                                 -----------------    -----------------    -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                   2,658               36,590                2,630               45,796
      Participant transfers                                  8,523              (87,689)              (6,438)            (290,946)
      Participant withdrawals                              (78,473)            (191,048)             (44,861)            (325,220)
                                                 -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                      (67,292)            (242,147)             (48,669)            (570,370)
                                                 -----------------    -----------------    -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     45,049              391,029               44,392              427,135
NET ASSETS
   Beginning of period                                     553,703            2,373,039              556,379            6,431,985
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $         598,752    $       2,764,068    $         600,771    $       6,859,120
                                                 =================    =================    =================    =================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date January 6, 2004 to December 31, 2004.
(2) From inception date June 23, 2004 to December 31, 2004.
(3) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September
    17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                      PHOENIX-           PHOENIX-AIM        PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                      ABERDEEN             MID-CAP             BERNSTEIN            BERNSTEIN
                                                    INTERNATIONAL           EQUITY           ENHANCED INDEX       GROWTH + VALUE
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------     -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          15,054     $          (1,404)   $          (4,930)   $            (309)
   Net realized gain (loss)                                  9,877                 2,206             (154,153)                  19
   Net change in unrealized appreciation
      (depreciation) on investments                        778,208                22,197              512,316                8,610
                                                 -----------------     -----------------    -----------------    -----------------
   Net increase (decrease) resulting
      from operations                                      803,139                22,999              353,233                8,320
                                                 -----------------     -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     96,309                   880               42,141                  -
   Participant transfers                                   164,351 +              19,257              (88,106)              63,874
   Participant withdrawals                                (116,938)              (28,066)            (146,248)              (6,500)
                                                 -----------------     -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              143,722                (7,929)            (192,213)              57,374
                                                 -----------------     -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   946,861                15,070              161,020               65,694
NET ASSETS
   Beginning of period                                   2,404,554                96,318            1,641,244                5,679
                                                 -----------------     -----------------    -----------------    -----------------
   End of period                                 $       3,351,415     $         111,388    $       1,802,264    $          71,373
                                                 =================     =================    =================    =================

                                                                                                PHOENIX-
                                                  PHOENIX-DUFF &           PHOENIX-          ENGEMANN SMALL           PHOENIX-
                                                    PHELPS REAL            ENGEMANN             & MID-CAP          GOODWIN MONEY
                                                 ESTATE SECURITIES      CAPITAL GROWTH           GROWTH                MARKET
                                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------     -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          11,828     $        (172,295)   $            (427)   $         (13,586)
   Net realized gain (loss)                                 22,836            (1,682,636)                 758                  -
   Net change in unrealized appreciation
      (depreciation) on investments                        148,041             4,745,489               10,252                  -
                                                 -----------------     -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                           182,705             2,890,558               10,583              (13,586)
                                                 -----------------     -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      9,399               443,180                3,450              367,398
   Participant transfers                                   147,857              (523,335)              25,592             (622,668)
   Participant withdrawals                                 (30,781)             (776,542)                 (45)            (398,699)
                                                 -----------------     -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              126,475              (856,697)              28,997             (653,969)
                                                 -----------------     -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   309,180             2,033,861               39,580             (667,555)
NET ASSETS
   Beginning of period                                     463,462            12,605,642               17,853            2,199,364
                                                 -----------------     -----------------    -----------------    -----------------
   End of period                                 $         772,642     $      14,639,503    $          57,433    $       1,531,809
                                                 =================     =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                     PHOENIX-
                                                  GOODWIN MULTI-                                                 PHOENIX-LAZARD
                                                   SECTOR FIXED         PHOENIX-JANUS        PHOENIX-KAYNE        INTERNATIONAL
                                                      INCOME           FLEXIBLE INCOME      RISING DIVIDENDS      EQUITY SELECT
                                                    SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $         194,106    $          20,070    $              (6)   $              61
   Net realized gain (loss)                                 16,810               29,351                1,337                   95
   Net change in unrealized appreciation
      (depreciation) on investments                        247,278                2,115                9,620               13,417
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                           458,194               51,536               10,951               13,573
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     36,536               11,174                8,579                9,156
   Participant transfers                                  (108,330)             (41,914)             134,927               83,303
   Participant withdrawals                                (380,692)            (101,147)              (5,678)                (351)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (452,486)            (131,887)             137,828               92,108
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                     5,708              (80,351)             148,779              105,681
NET ASSETS
   Beginning of period                                   3,673,237              935,346               13,223                2,871
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       3,678,945    $         854,995    $         162,002    $         108,552
                                                 =================    =================    =================    =================

                                                                                             PHOENIX-LORD         PHOENIX-LORD
                                                  PHOENIX-LAZARD       PHOENIX-LAZARD        ABBETT BOND-       ABBETT LARGE-CAP
                                                  SMALL-CAP VALUE      U.S. MULTI-CAP          DEBENTURE             VALUE
                                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $            (166)   $             (20)   $             894    $            (725)
   Net realized gain (loss)                                    (44)                  91                1,055                1,395
   Net change in unrealized appreciation
      (depreciation) on investments                          3,948                  695                  887               28,969
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                             3,738                  766                2,836               29,639
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      5,270                  -                  7,895               13,995
   Participant transfers                                     8,889                3,839               16,430              120,669
   Participant withdrawals                                      (1)                 -                    -                 (6,325)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               14,158                3,839               24,325              128,339
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                    17,896                4,605               27,161              157,978
NET ASSETS
   Beginning of period                                       7,529                  -                  9,680               14,464
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $          25,425    $           4,605    $          36,841    $         172,442
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                    PHOENIX-LORD         PHOENIX-MFS
                                                   ABBETT MID-CAP     INVESTORS GROWTH          PHOENIX-MFS          PHOENIX-MFS
                                                       VALUE               STOCK              INVESTORS TRUST           VALUE
                                                     SUBACCOUNT          SUBACCOUNT              SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------      -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $            (125)   $         (27,377)     $            (179)   $             160
   Net realized gain (loss)                                    769               (6,718)                     4                   44
   Net change in unrealized appreciation
      (depreciation) on investments                          3,572              384,790                  4,522               28,421
                                                 -----------------    -----------------      -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                             4,216              350,695                  4,347               28,625
                                                 -----------------    -----------------      -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        -                 42,588                    195                8,850
   Participant transfers                                    19,981                7,041 ++               1,652               10,084
   Participant withdrawals                                  (5,309)            (104,437)                    (2)                 (85)
                                                 -----------------    -----------------      -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               14,672              (54,808)                 1,845               18,849
                                                 -----------------    -----------------      -----------------    -----------------
   Net increase (decrease) in net assets                    18,888              295,887                  6,192               47,474
NET ASSETS
   Beginning of period                                      13,555            1,799,455                 20,245              105,407
                                                 -----------------    -----------------      -----------------    -----------------
   End of period                                 $          32,443    $       2,095,342      $          26,437    $         152,881
                                                 =================    =================      =================    =================

                                                                          PHOENIX-                                    PHOENIX-
                                                                          NORTHERN                PHOENIX-            OAKHURST
                                                      PHOENIX-           NASDAQ-100           OAKHURST GROWTH        STRATEGIC
                                                   NORTHERN DOW 30        INDEX(R)               AND INCOME          ALLOCATION
                                                     SUBACCOUNT          SUBACCOUNT              SUBACCOUNT          SUBACCOUNT
                                                 -----------------    -----------------      -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $           1,120    $            (655)     $         (10,410)   $          80,561
   Net realized gain (loss)                                    205               (6,191)              (148,490)             (50,171)
   Net change in unrealized appreciation
      (depreciation) on investments                         89,086               23,797              1,053,231            1,059,590
                                                 -----------------    -----------------      -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                            90,411               16,951                894,331            1,089,980
                                                 -----------------    -----------------      -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      9,616                  200                 76,783               71,308
   Participant transfers                                    78,247               29,714               (113,512)            (306,129)
   Participant withdrawals                                  (7,083)             (37,284)              (267,753)            (358,140)
                                                 -----------------    -----------------      -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               80,780               (7,370)              (304,482)            (592,961)
                                                 -----------------    -----------------      -----------------    -----------------
   Net increase (decrease) in net assets                   171,191                9,581                589,849              497,019
NET ASSETS
   Beginning of period                                     253,678               42,635              3,679,239            6,469,667
                                                 -----------------    -----------------      -----------------    -----------------
   End of period                                 $         424,869    $          52,216      $       4,269,088    $       6,966,686
                                                 =================    =================      =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                      PHOENIX-         PHOENIX-SANFORD      PHOENIX-SANFORD      PHOENIX-SANFORD
                                                   OAKHURST VALUE      BERNSTEIN GLOBAL      BERNSTEIN MID-      BERNSTEIN SMALL-
                                                       EQUITY               VALUE              CAP VALUE            CAP VALUE
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (5,691)   $             277    $         (10,843)   $          (5,071)
   Net realized gain (loss)                                (55,723)                  26               25,566               13,214
   Net change in unrealized appreciation
      (depreciation) on investments                        294,175               11,452              282,062              123,472
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                           232,761               11,755              296,785              131,615
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     27,142                  240               14,166               17,029
   Participant transfers                                  (167,315)              35,870               61,525               51,689
   Participant withdrawals                                 (61,516)                (268)            (146,308)             (92,229)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (201,689)              35,842              (70,617)             (23,511)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                    31,072               47,597              226,168              108,104
NET ASSETS
   Beginning of period                                   1,266,595               22,240              843,440              315,276
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       1,297,667    $          69,837    $       1,069,608    $         423,380
                                                 =================    =================    =================    =================

                                                                                             PHOENIX-STATE
                                                                                            STREET RESEARCH
                                                   PHOENIX-SENECA      PHOENIX-SENECA          SMALL-CAP        AIM V.I. CAPITAL
                                                   MID-CAP GROWTH     STRATEGIC THEME           GROWTH            APPRECIATION
                                                     SUBACCOUNT          SUBACCOUNT          SUBACCOUNT(1)         SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $         (21,203)   $         (40,173)   $            (300)   $            (439)
   Net realized gain (loss)                               (134,860)            (651,766)               3,784                  910
   Net change in unrealized appreciation
      (depreciation) on investments                        511,518            1,546,168                2,668                7,598
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                           355,455              854,229                6,152                8,069
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     14,890               71,009                5,568                  951
   Participant transfers                                   (71,624)            (157,364)              13,509               39,374
   Participant withdrawals                                (150,747)            (151,643)                  (7)                (140)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (207,481)            (237,998)              19,070               40,185
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   147,974              616,231               25,222               48,254
NET ASSETS
   Beginning of period                                   1,426,653            2,628,179                  -                 10,317
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       1,574,627    $       3,244,410    $          25,222    $          58,571
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                            FEDERATED FUND        FEDERATED HIGH
                                                                       ALGER AMERICAN          FOR U.S.            INCOME BOND
                                                  AIM V.I. PREMIER        LEVERAGED          GOVERNMENT            FUND II --
                                                       EQUITY              ALLCAP           SECURITIES II         PRIMARY SHARES
                                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $            (379)   $         (35,108)   $          51,610    $          14,005
   Net realized gain (loss)                                   (959)             (20,111)                 213               (1,734)
   Net change in unrealized appreciation
      (depreciation) on investments                          8,723              125,863              (37,519)              29,270
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                             7,385               70,644               14,304               41,541
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      6,621                7,969               27,221                4,300
   Participant transfers                                    (6,990)              (8,920)            (529,188)             (52,033)
   Participant withdrawals                                  (1,414)             (29,114)             (81,619)              (4,412)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               (1,783)             (30,065)            (583,586)             (52,145)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                     5,602               40,579             (569,282)             (10,604)
NET ASSETS
   Beginning of period                                      36,148              275,758            2,031,169              233,742
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $          41,750    $         316,337    $       1,461,887    $         223,138
                                                 =================    =================    =================    =================

                                                                          VIP GROWTH                              MUTUAL SHARES
                                                 VIP CONTRAFUND(R)      OPPORTUNITIES          VIP GROWTH           SECURITIES
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (7,498)   $            (282)   $          (4,424)   $          (1,506)
   Net realized gain (loss)                                 (2,998)              (7,645)             (36,125)              (4,408)
   Net change in unrealized appreciation
      (depreciation) on investments                        182,596               16,741              137,671              105,321
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                           172,100                8,814               97,122               99,407
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     26,388                  -                 15,509                3,801
   Participant transfers                                   276,056                  149               49,094               38,833
   Participant withdrawals                                 (23,170)              (2,139)             (13,992)             (66,108)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              279,274               (1,990)              50,611              (23,474)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   451,374                6,824              147,733               75,933
NET ASSETS
   Beginning of period                                     484,853               35,000              293,398              456,314
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $         936,227    $          41,824    $         441,131    $         532,247
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                     TEMPLETON
                                                     DEVELOPING          TEMPLETON            TEMPLETON            TEMPLETON
                                                       MARKETS            FOREIGN            GLOBAL ASSET            GROWTH
                                                     SECURITIES          SECURITIES           ALLOCATION           SECURITIES
                                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $            (301)   $           2,056    $           2,018    $             416
   Net realized gain (loss)                                    655              (14,980)              (3,058)              (2,085)
   Net change in unrealized appreciation
      (depreciation) on investments                         50,883              156,920               47,094               77,944
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                            51,237              143,996               46,054               76,275
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        750               10,006                  -                 11,401
   Participant transfers                                    (6,660)              20,427                 (815)              26,523
   Participant withdrawals                                  (6,596)             (81,209)             (14,480)             (17,341)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              (12,506)             (50,776)             (15,295)              20,583
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                    38,731               93,220               30,759               96,858
NET ASSETS
   Beginning of period                                     102,599              512,640              161,629              256,688
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $         141,330    $         605,860    $         192,388    $         353,546
                                                 =================    =================    =================    =================

                                                   RYDEX VARIABLE        SCUDDER VIT
                                                    TRUST SECTOR       EAFE(R) EQUITY         SCUDDER VIT
                                                      ROTATION             INDEX           EQUITY 500 INDEX        TECHNOLOGY
                                                    SUBACCOUNT(2)        SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $              (1)   $           3,702    $            (148)   $          (7,400)
   Net realized gain (loss)                                    -                  3,815                1,368              (35,396)
   Net change in unrealized appreciation
      (depreciation) on investments                              8               33,755               11,491              234,840
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                                 7               41,272               12,711              192,044
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        -                    600                  -                 17,979
   Participant transfers                                       691               (5,573)              13,182               23,592
   Participant withdrawals                                     -                 (1,966)              (3,698)             (20,544)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions                  691               (6,939)               9,484               21,027
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                       698               34,333               22,195              213,071
NET ASSETS
   Beginning of period                                         -                123,665               39,704              415,193
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $             698    $         157,998    $          61,899    $         628,264
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                           WANGER                                  WANGER U.S.
                                                  WANGER FOREIGN        INTERNATIONAL                                SMALLER
                                                      FORTY               SMALL CAP           WANGER TWENTY         COMPANIES
                                                    SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (4,581)   $         (20,480)   $          (7,217)   $         (77,655)
   Net realized gain (loss)                                (47,215)             (65,754)              10,539              (22,733)
   Net change in unrealized appreciation
      (depreciation) on investments                        198,858              824,262              125,585            1,978,140
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                           147,062              738,028              128,907            1,877,752
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      2,558               40,054                1,565               52,575
   Participant transfers                                    (1,248)             (47,066)             (43,528)            (143,431)
   Participant withdrawals                                  (9,976)             (89,920)             (11,606)            (456,357)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               (8,666)             (96,932)             (53,569)            (547,213)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   138,396              641,096               75,338            1,330,539
NET ASSETS
   Beginning of period                                     415,307            1,731,943              481,041            5,101,446
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $         553,703    $       2,373,039    $         556,379    $       6,431,985
                                                 =================    =================    =================    =================

 + Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.

 ++ Participant transfers include net assets transferred in from MFS Investors
    Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1)  From inception May 12, 2003 to December 31, 2003.
(2)  From inception November 12, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The Phoenix Life Variable Accumulation Account (the "Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account is used to fund benefits for variable annuity products issued by Phoenix, including The Big Edge Choice(R) For New York (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 48 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account.

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
               SERIES NAME                                                   INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      High total return consistent with reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                  Long-term growth of capital and future income rather than current
(formerly, Phoenix-MFS Investors Growth Stock Series)      income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap         Long-term capital growth
Growth Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series           High total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        Capital appreciation and income with approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                     Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                  Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                   Long-term growth of capital
(formerly, Phoenix-Engemann Small & Mid-Cap Growth Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series               High total return over an extended period of time consistent with
(formerly, Phoenix-Oakhurst Strategic Allocation Series)   prudent investment risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                       Long-term capital appreciation with current income as a secondary
(formerly, Phoenix-Oakhurst Value Equity Series)           consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series           Long-term total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series          Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                      Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                  High current income and long-term capital appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                 Capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                   Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                             To track the total return of the Dow Jones Industrial Average(SM) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                To track the total return of the Nasdaq-100 Index(R) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             Long-term capital appreciation with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Long-term capital appreciation by investing primarily in small-
Phoenix-Sanford Bernstein Small-Cap Value Series           capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
               SERIES NAME                                                   INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                       Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                      Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         Growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                          Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                               Long-term growth of capital with income as a secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II           Current income by investing primarily in a diversified portfolio or U.S.
                                                           government securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                         Capital growth
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                       Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                          Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                     High total return
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE(R) Equity Index Fund                      EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                          Match the performance of the Standard & Poor's 500 Composite Stock
                                                           Price Index which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                       Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                Long-term growth of capital
(formerly, Wanger Foreign Forty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              Long-term growth of capital
(formerly, Wanger Twenty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
   Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                             PURCHASES                SALES
----------                                                             ---------                -----
THE PHOENIX EDGE SERIES FUND
----------------------------
   Phoenix-Aberdeen International Series                            $      294,979          $     763,090
   Phoenix-AIM Growth Series                                                36,452                425,641
   Phoenix-Alger Small-Cap Growth Series                                    24,470                 10,760
   Phoenix-Alliance/Bernstein Enhanced Index Series                        101,195                150,078
   Phoenix-Duff & Phelps Real Estate Securities Series                     567,993                 81,788
   Phoenix-Engemann Capital Growth Series                                  562,725              3,698,342
   Phoenix-Engemann Growth and Income Series                               418,299                442,735
   Phoenix-Engemann Small-Cap Growth Series                                 92,634                 19,190
   Phoenix-Engemann Strategic Allocation Series                            417,069                981,989
   Phoenix-Engemann Value Equity Series                                    347,907                202,231
   Phoenix-Goodwin Money Market Series                                     235,702                661,191
   Phoenix-Goodwin Multi-Sector Fixed Income Series                      1,299,137                869,797
   Phoenix-Goodwin Multi-Sector Short Term Bond Series                      20,625                     35
   Phoenix-Kayne Rising Dividends Series                                   185,050                 27,253
   Phoenix-Kayne Small-Cap Quality Value Series                             36,318                  5,826
   Phoenix-Lazard International Equity Select Series                       388,505                 17,199
   Phoenix-Lazard Small-Cap Value Series                                    20,879                  5,590
   Phoenix-Lord Abbett Bond-Debenture Series                               383,095                  2,689
   Phoenix-Lord Abbett Large-Cap Value Series                              234,075                 65,249
   Phoenix-Lord Abbett Mid-Cap Value Series                                 84,410                 23,089
   Phoenix-Northern Dow 30 Series                                          100,505                 69,737
   Phoenix-Northern Nasdaq-100 Index(R) Series                              20,384                  8,487
   Phoenix-Sanford Bernstein Mid-Cap Value Series                          440,627                 82,871
   Phoenix-Sanford Bernstein Small-Cap Value Series                        286,175                 37,693
   Phoenix-Seneca Mid-Cap Growth Series                                     39,265                252,156
   Phoenix-Seneca Strategic Theme Series                                    25,623                500,438

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                             PURCHASES                SALES
----------                                                             ---------                -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   AIM V.I. Capital Appreciation Fund                               $        8,903         $        7,724
   AIM V.I. Mid-Cap Core Equity Fund                                       170,812                      7
   AIM V.I. Premier Equity Fund                                              4,237                  1,583

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
   Alger American Leveraged AllCap Portfolio                                80,027                 82,606

FEDERATED INSURANCE SERIES
--------------------------
   Federated Fund for U.S. Government Securities II                        259,865                350,477
   Federated High Income Bond Fund II -- Primary Shares                     44,195                 31,550

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP Contrafund(R) Portfolio                                             807,318                231,878
   VIP Growth Opportunities Portfolio                                        9,190                 12,311
   VIP Growth Portfolio                                                    166,059                 90,954

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
   Mutual Shares Securities Fund                                            97,745                 44,322
   Templeton Developing Markets Securities Fund                              3,350                  6,792
   Templeton Foreign Securities Fund                                        99,609                 57,514
   Templeton Global Asset Allocation Fund                                    5,869                  7,930
   Templeton Growth Securities Fund                                        115,815                 53,069

THE RYDEX VARIABLE TRUST
------------------------
   Rydex Variable Trust Sector Rotation Fund                                25,000                    548

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
   Scudder VIT EAFE(R) Equity Index Fund                                    17,952                 23,138
   Scudder VIT Equity 500 Index Fund                                       115,341                 94,513

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   Technology Portfolio                                                     33,849                 55,610

WANGER ADVISORS TRUST
---------------------
   Wanger International Select                                              32,096                105,277
   Wanger International Small Cap                                           98,230                357,259
   Wanger Select                                                            36,875                 92,733
   Wanger U.S. Smaller Companies                                           145,012                804,590

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
   A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003, 2002 and 2001 follows:

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                           ------------------------------------------------------------------
SUBACCOUNT                                                    2004              2003                2002              2001
----------                                                 -----------       ----------          ----------        ----------
THE PHOENIX EDGE SERIES FUND
----------------------------
   PHOENIX-ABERDEEN INTERNATIONAL SERIES
   Accumulation units outstanding                            3,257,334        3,802,394           3,548,062         4,525,464
   Unit value                                                $1.049950        $0.881396           $0.677709         $0.806588
   Net assets (thousands)                                       $3,420           $3,351              $2,405            $3,650
   Mortality and expense ratio                                  1.375%           1.375%              1.375%            1.375%
   Investment income ratio                                       2.64%            1.96%               1.01%                 -
   Total return                                                 19.12%           30.06%            (15.98%)          (25.10%)

   PHOENIX-AIM GROWTH SERIES
   Accumulation units outstanding                            3,008,472        3,660,779           3,746,360         3,383,574
   Unit value                                                $0.588260        $0.572376           $0.480321         $0.684418
   Net assets (thousands)                                       $1,770           $2,095              $1,799            $2,316
   Mortality and expense ratio                                  1.375%           1.375%              1.375%            1.375%
   Investment income ratio                                       0.09%                -                   -                 -
   Total return                                                  2.78%           19.17%            (29.82%)          (24.90%)

   PHOENIX-ALGER SMALL-CAP GROWTH SERIES(9)
   Accumulation units outstanding                               24,776           16,621                   -                 -
   Unit value                                                $1.528347        $1.517457                   -                 -
   Net assets (thousands)                                          $38              $25                   -                 -
   Mortality and expense ratio                                  1.375%           1.375% *                 -                 -
   Investment income ratio                                           -                - *                 -                 -
   Total return                                                  0.72%           28.97%                   -                 -

   PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
   Accumulation units outstanding                            1,898,321        1,951,465           2,212,441         2,592,603
   Unit value                                                $1.000438        $0.923544           $0.741825         $0.985628
   Net assets (thousands)                                       $1,899           $1,802              $1,641            $2,555
   Mortality and expense ratio                                  1.375%           1.375%              1.375%            1.375%
   Investment income ratio                                       1.45%            1.10%               0.89%             0.70%
   Total return                                                  8.33%           24.50%            (24.74%)          (13.12%)

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
   Accumulation units outstanding                              602,304          430,731             352,335           344,417
   Unit value                                                $2.382880        $1.793790           $1.315401         $1.189972
   Net assets (thousands)                                       $1,435             $773                $463              $410
   Mortality and expense ratio                                  1.375%           1.375%              1.375%            1.375%
   Investment income ratio                                       2.55%            3.49%               3.76%             4.11%
   Total return                                                 32.84%           36.37%              10.54%             5.15%

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                           ------------------------------------------------------------------
SUBACCOUNT                                                    2004              2003                2002              2001
----------                                                 -----------       ----------          ----------        ----------
   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
   Accumulation units outstanding                           16,603,090       20,980,895          22,537,362        25,136,539
   Unit value                                                $0.722371        $0.697754           $0.559322         $0.754260
   Net assets (thousands)                                      $11,994          $14,640             $12,606           $18,960
   Mortality and expense ratio                                  1.375%           1.375%              1.375%            1.375%
   Investment income ratio                                       0.76%            0.10%                   -             0.06%
   Total return                                                  3.53%           24.75%            (25.84%)          (35.49%)

   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
   Accumulation units outstanding                            4,096,901        4,112,406           4,455,493         4,982,414
   Unit value                                                $1.131080        $1.038100           $0.825776         $1.080576
   Net assets (thousands)                                       $4,634           $4,269              $3,679            $5,384
   Mortality and expense ratio                                  1.375%           1.375%              1.375%            1.375%
   Investment income ratio                                       1.20%            1.14%               0.78%             0.49%
   Total return                                                  8.96%           25.71%            (23.58%)           (9.44%)

   PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
   Accumulation units outstanding                              228,928          102,456              45,995            74,184
   Unit value                                                $0.606432        $0.560552           $0.388162         $0.552828
   Net assets (thousands)                                         $139              $57                 $18               $41
   Mortality and expense ratio                                  1.375%           1.375%              1.375%            1.375%
   Investment income ratio                                           -                -                   -             0.05%
   Total return                                                  8.18%           44.41%            (29.79%)          (27.75%)

   PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES
   Accumulation units outstanding                            4,857,995        5,497,150           6,035,368         4,968,049
   Unit value                                                $1.343137        $1.267327           $1.071959         $1.229226
   Net assets (thousands)                                       $6,525           $6,967              $6,470            $6,107
   Mortality and expense ratio                                  1.375%           1.375%              1.375%            1.375%
   Investment income ratio                                       2.57%            2.64%               2.75%             2.53%
   Total return                                                  5.98%           18.23%            (12.79%)             0.46%

   PHOENIX-ENGEMANN VALUE EQUITY SERIES
   Accumulation units outstanding                            1,093,354          979,344           1,167,847         1,081,987
   Unit value                                                $1.475596        $1.325037           $1.084556         $1.408642
   Net assets (thousands)                                       $1,613           $1,298              $1,267            $1,524
   Mortality and expense ratio                                  1.375%           1.375%              1.375%            1.375%
   Investment income ratio                                       0.90%            0.93%               0.92%             0.75%
   Total return                                                 11.36%           22.17%            (23.01%)          (19.10%)

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                            PERIOD ENDED
                                                                                            DECEMBER 31,
                                                                  -------------------------------------------------------------
SUBACCOUNT                                                           2004             2003              2002            2001
----------                                                        ----------        ---------         ---------       ---------
   PHOENIX-GOODWIN MONEY MARKET SERIES
   Accumulation units outstanding                                    989,281        1,360,897         1,940,296       3,356,577
   Unit value                                                      $1.118919        $1.125588         $1.133520       $1.133226
   Net assets (thousands)                                             $1,107           $1,532            $2,199          $3,804
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                             0.77%            0.70%             1.44%           3.55%
   Total return                                                      (0.59%)          (0.70%)             0.03%           2.39%

   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
   Accumulation units outstanding                                  3,010,010        2,817,292         3,178,610       3,459,386
   Unit value                                                      $1.375945        $1.305844         $1.155611       $1.065217
   Net assets (thousands)                                             $4,142           $3,679            $3,673          $3,685
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                             6.13%            6.64%             7.08%           8.12%
   Total return                                                        5.37%           13.00%             8.49%           4.63%

   PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(12)
   Accumulation units outstanding                                     19,689                -                 -               -
   Unit value                                                      $1.043824                -                 -               -
   Net assets (thousands)                                                $21                -                 -               -
   Mortality and expense ratio                                        1.375% *              -                 -               -
   Investment income ratio                                             9.11% *              -                 -               -
   Total return                                                        4.84%                -                 -               -

   PHOENIX-KAYNE RISING DIVIDENDS SERIES(5)
   Accumulation units outstanding                                    280,677          143,620            13,770               -
   Unit value                                                      $1.170971        $1.127995         $0.960327               -
   Net assets (thousands)                                               $329             $162               $13               -
   Mortality and expense ratio                                        1.375%           1.375%            1.375% *             -
   Investment income ratio                                             1.95%            1.39%             0.78% *             -
   Total return                                                        3.81%           17.46%             5.25%               -

   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(11)
   Accumulation units outstanding                                     23,317                -                 -               -
   Unit value                                                      $1.477359                -                 -               -
   Net assets (thousands)                                                $34                -                 -               -
   Mortality and expense ratio                                        1.375% *              -                 -               -
   Investment income ratio                                             2.08% *              -                 -               -
   Total return                                                       23.40%                -                 -               -

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                            PERIOD ENDED
                                                                                            DECEMBER 31,
                                                                  -------------------------------------------------------------
SUBACCOUNT                                                           2004             2003              2002            2001
----------                                                        ----------        ---------         ---------       ---------
   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(7)
   Accumulation units outstanding                                    372,519           88,998             3,014               -
   Unit value                                                      $1.393690        $1.219712         $0.952663               -
   Net assets (thousands)                                               $519             $109                $3               -
   Mortality and expense ratio                                        1.375%           1.375%            1.375% *             -
   Investment income ratio                                             1.95%            1.61%                 - *             -
   Total return                                                       14.26%           28.03%             4.77%               -

   PHOENIX-LAZARD SMALL-CAP VALUE SERIES(6)
   Accumulation units outstanding                                     27,832           19,057             7,733               -
   Unit value                                                      $1.504926        $1.334187         $0.973599               -
   Net assets (thousands)                                                $42              $25                $8               -
   Mortality and expense ratio                                        1.375%           1.375%            1.375% *             -
   Investment income ratio                                                 -            0.15%             0.36% *             -
   Total return                                                       12.80%           37.04%             5.31%               -

   PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(8)
   Accumulation units outstanding                                    316,537           29,984             9,149               -
   Unit value                                                      $1.313934        $1.228715         $1.057973               -
   Net assets (thousands)                                               $416              $37               $10               -
   Mortality and expense ratio                                        1.375%           1.375%            1.375% *             -
   Investment income ratio                                             7.55%            6.68%             8.63% *             -
   Total return                                                        6.94%           16.14%             5.89%               -

   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(6)
   Accumulation units outstanding                                    261,315          136,001            14,653               -
   Unit value                                                      $1.408696        $1.267950         $0.987114               -
   Net assets (thousands)                                               $368             $172               $14               -
   Mortality and expense ratio                                        1.375%           1.375%            1.375% *             -
   Investment income ratio                                             1.25%            0.67%             0.84% *             -
   Total return                                                       11.10%           28.45%            17.06%               -

   PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(5)
   Accumulation units outstanding                                     72,994           26,561            13,623               -
   Unit value                                                      $1.496703        $1.221486         $0.995057               -
   Net assets (thousands)                                               $109              $32               $14               -
   Mortality and expense ratio                                        1.375%           1.375%            1.375% *             -
   Investment income ratio                                             0.72%            0.74%             1.20% *             -
   Total return                                                       22.53%           22.76%             6.71%               -

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                            PERIOD ENDED
                                                                                            DECEMBER 31,
                                                                  -------------------------------------------------------------
SUBACCOUNT                                                           2004             2003              2002            2001
----------                                                        ----------        ---------         ---------       ---------
   PHOENIX-NORTHERN DOW 30 SERIES
   Accumulation units outstanding                                    439,328          412,906           309,777         333,604
   Unit value                                                      $1.062226        $1.028973         $0.818908       $0.982648
   Net assets (thousands)                                               $467             $425              $254            $328
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                             1.65%            1.73%             1.20%           1.39%
   Total return                                                        3.23%           25.65%          (16.66%)         (7.28%)

   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
   Accumulation units outstanding                                    185,413          152,076           182,290         114,302
   Unit value                                                      $0.372634        $0.343354         $0.233889       $0.379927
   Net assets (thousands)                                                $69              $52               $43             $43
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                             0.59%                -                 -               -
   Total return                                                        8.53%           46.80%          (38.44%)        (33.99%)

   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
   Accumulation units outstanding                                    953,723          778,739           853,803         724,459
   Unit value                                                      $1.631069        $1.373513         $0.987862       $1.095286
   Net assets (thousands)                                             $1,556           $1,070              $843            $793
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                             0.19%            0.19%             0.89%           1.57%
   Total return                                                       18.75%           39.04%           (9.81%)          21.29%

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
   Accumulation units outstanding                                    440,192          309,839           327,366         217,670
   Unit value                                                      $1.653260        $1.366457         $0.963070       $1.067640
   Net assets (thousands)                                               $728             $423              $315            $232
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375% *
   Investment income ratio                                                 -                -             0.50%           1.51% *
   Total return                                                       20.99%           41.89%           (9.79%)           6.76%

   PHOENIX-SENECA MID-CAP GROWTH SERIES
   Accumulation units outstanding                                  1,183,460        1,357,900         1,563,251       1,647,918
   Unit value                                                      $1.220536        $1.159604         $0.912619       $1.370897
   Net assets (thousands)                                             $1,444           $1,575            $1,427          $2,259
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                                 -                -                 -               -
   Total return                                                        5.25%           27.06%          (33.43%)        (26.32%)

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                  -------------------------------------------------------------
SUBACCOUNT                                                           2004             2003              2002            2001
----------                                                        ----------        ---------         ---------       ---------
   PHOENIX-SENECA STRATEGIC THEME SERIES
   Accumulation units outstanding                                  2,489,650        2,891,603         3,171,012       4,119,225
   Unit value                                                      $1.166754        $1.122011         $0.828814       $1.292520
   Net assets (thousands)                                             $2,905           $3,244            $2,628          $5,324
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                                 -                -                 -               -
   Total return                                                        3.99%           35.38%          (35.88%)        (28.73%)

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   AIM V.I. CAPITAL APPRECIATION FUND(4)
   Accumulation units outstanding                                     68,774           66,473            14,957               -
   Unit value                                                      $0.926589        $0.881121         $0.689782               -
   Net assets (thousands)                                                $64              $59               $10               -
   Mortality and expense ratio                                        1.375%           1.375%            1.375% *             -
   Investment income ratio                                                 -                -                 - *             -
   Total return                                                        5.16%           27.74%           (9.61%)               -

   AIM V.I. MID-CAP CORE EQUITY FUND(13)
   Accumulation units outstanding                                    163,783                -                 -               -
   Unit value                                                      $1.016369                -                 -               -
   Net assets (thousands)                                               $166                -                 -               -
   Mortality and expense ratio                                        1.375% *              -                 -               -
   Investment income ratio                                             1.96% *              -                 -               -
   Total return                                                        1.87%                -                 -               -

   AIM V.I. PREMIER EQUITY FUND(2)
   Accumulation units outstanding                                     56,448           52,461            56,032          45,022
   Unit value                                                      $0.830211        $0.795845         $0.645131       $0.937960
   Net assets (thousands)                                                $47              $42               $36             $42
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375% *
   Investment income ratio                                             0.51%            0.33%             0.36%           0.65% *
   Total return                                                        4.32%           23.36%          (31.22%)         (4.40%)

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
   Accumulation units outstanding                                    553,147          585,345           646,538         614,225
   Unit value                                                      $0.604722        $0.566737         $0.426515       $0.654374
   Net assets (thousands)                                               $335             $316              $276            $402
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                                 -                -             0.01%               -
   Total return                                                        6.70%           32.88%          (34.82%)        (17.10%)

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                  -------------------------------------------------------------
SUBACCOUNT                                                           2004             2003              2002            2001
----------                                                        ----------        ---------         ---------       ---------
FEDERATED INSURANCE SERIES
--------------------------
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
   Accumulation units outstanding                                  1,046,600        1,155,960         1,621,499         671,215
   Unit value                                                      $1.292288        $1.264651         $1.252649       $1.164738
   Net assets (thousands)                                             $1,353           $1,462            $2,031            $782
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                             4.41%            3.98%             1.95%           2.55%
   Total return                                                        2.19%            0.96%             7.55%           5.56%

   FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
   Accumulation units outstanding                                    204,592          205,018           258,865         278,615
   Unit value                                                      $1.185712        $1.088383         $0.902948       $0.902994
   Net assets (thousands)                                               $243             $223              $234            $252
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                             7.01%            7.65%            10.04%           9.48%
   Total return                                                        8.94%           20.54%           (0.01%)         (0.01%)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP CONTRAFUND(R) PORTFOLIO
   Accumulation units outstanding                                  1,615,843        1,027,257           673,447         552,777
   Unit value                                                      $1.036742        $0.911385         $0.719959       $0.805960
   Net assets (thousands)                                             $1,675             $936              $485            $446
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                             0.23%            0.30%             0.68%           0.40%
   Total return                                                       13.75%           26.59%          (10.67%)        (13.57%)

   VIP GROWTH OPPORTUNITIES PORTFOLIO
   Accumulation units outstanding                                     52,598           57,238            61,255          64,006
   Unit value                                                      $0.771516        $0.730690         $0.571387       $0.741979
   Net assets (thousands)                                                $41              $42               $35             $47
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                             0.45%            0.65%             0.94%           0.18%
   Total return                                                        5.59%           27.88%          (22.99%)        (15.63%)

   VIP GROWTH PORTFOLIO
   Accumulation units outstanding                                    843,058          709,154           617,678         503,657
   Unit value                                                      $0.633522        $0.622054         $0.475002       $0.690012
   Net assets (thousands)                                               $534             $441              $293            $348
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                             0.15%            0.18%             0.14%               -
   Total return                                                        1.84%           30.96%          (31.16%)        (18.86%)

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                  -------------------------------------------------------------
SUBACCOUNT                                                           2004             2003              2002            2001
----------                                                        ----------        ---------         ---------       ---------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
   MUTUAL SHARES SECURITIES FUND
   Accumulation units outstanding                                    434,904          394,246           417,187         235,392
   Unit value                                                      $1.499673        $1.350039         $1.093787       $1.257579
   Net assets (thousands)                                               $652             $532              $456            $296
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                             0.76%            1.08%             0.97%           1.67%
   Total return                                                       11.08%           23.43%          (13.02%)           5.57%

   TEMPLETON DEVELOPING MARKETS SECURITIES FUND
   Accumulation units outstanding                                     85,058           87,586            95,940         138,160
   Unit value                                                      $1.984729        $1.613636         $1.069403       $1.085909
   Net assets (thousands)                                               $169             $141              $103            $150
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                             1.78%            1.19%             1.38%           0.84%
   Total return                                                       23.00%           50.89%           (1.52%)         (9.36%)

   TEMPLETON FOREIGN SECURITIES FUND
   Accumulation units outstanding                                    682,017          637,727           703,618         748,380
   Unit value                                                      $1.110592        $0.950031         $0.728578       $0.907123
   Net assets (thousands)                                               $757             $606              $513            $679
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                             1.06%            1.81%             1.64%           3.00%
   Total return                                                       16.90%           30.40%          (19.68%)        (17.16)%

   TEMPLETON GLOBAL ASSET ALLOCATION FUND
   Accumulation units outstanding                                    144,213          147,673           161,457         200,121
   Unit value                                                      $1.486845        $1.302790         $1.001064       $1.061612
   Net assets (thousands)                                               $214             $192              $162            $212
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                             2.81%            2.61%             1.80%           1.24%
   Total return                                                       14.13%           30.14%           (5.70%)        (11.19%)

   TEMPLETON GROWTH SECURITIES FUND
   Accumulation units outstanding                                    335,260          287,228           271,769         258,089
   Unit value                                                      $1.408527        $1.230893         $0.944507       $1.174916
   Net assets (thousands)                                               $472             $354              $257            $303
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                             1.22%            1.57%             2.33%          17.86%
   Total return                                                       14.43%           30.32%          (19.61%)         (2.67%)

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                  -------------------------------------------------------------
SUBACCOUNT                                                           2004             2003              2002            2001
----------                                                        ----------        ---------         ---------       ---------
THE RYDEX VARIABLE TRUST
------------------------
   RYDEX VARIABLE TRUST SECTOR ROTATION FUND(10)
   Accumulation units outstanding                                     22,037              605                 -               -
   Unit value                                                      $1.257909        $1.152010                 -               -
   Net assets (thousands)                                                $28               $1                 -               -
   Mortality and expense ratio                                        1.375%           1.375% *               -               -
   Investment income ratio                                                 -                - *               -               -
   Total return                                                        9.19%            0.92%                 -               -

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND
   Accumulation units outstanding                                    219,469          229,634           236,391         279,487
   Unit value                                                      $0.807963        $0.688042         $0.523138       $0.676548
   Net assets (thousands)                                               $177             $158              $124            $189
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                             2.46%            3.99%             1.27%               -
   Total return                                                       17.43%           31.52%          (22.68%)        (25.73%)

   SCUDDER VIT EQUITY 500 INDEX FUND(3)
   Accumulation units outstanding                                     81,168           60,097            48,723               -
   Unit value                                                      $1.123419        $1.029989         $0.814894               -
   Net assets (thousands)                                                $91              $62               $40               -
   Mortality and expense ratio                                        1.375%           1.375%            1.375% *             -
   Investment income ratio                                             0.98%            1.13%             1.87% *             -
   Total return                                                        9.07%           26.40%          (21.70%)               -

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   TECHNOLOGY PORTFOLIO
   Accumulation units outstanding                                  2,189,479        2,250,937         2,168,052       2,372,189
   Unit value                                                      $0.270744        $0.279112         $0.191505       $0.380509
   Net assets (thousands)                                               $593             $628              $415            $903
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                                 -                -                 -               -
   Total return                                                      (3.00%)           45.75%          (49.67%)        (49.56%)

WANGER ADVISORS TRUST
---------------------
   WANGER INTERNATIONAL SELECT
   Accumulation units outstanding                                    324,560          368,061           384,551         486,684
   Unit value                                                      $1.844815        $1.504382         $1.079981       $1.292743
   Net assets (thousands)                                               $599             $554              $415            $629
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                             0.34%            0.33%                 -           0.13%
   Total return                                                       22.63%           39.30%          (16.46%)        (27.63%)

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                  -------------------------------------------------------------
SUBACCOUNT                                                           2004             2003              2002            2001
----------                                                        ----------        ---------         ---------       ---------
   WANGER INTERNATIONAL SMALL CAP
   Accumulation units outstanding                                  1,311,348        1,446,480         1,549,982       1,880,576
   Unit value                                                      $2.107806        $1.640560         $1.117395       $1.314847
   Net assets (thousands)                                             $2,764           $2,373            $1,732          $2,473
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                             0.72%            0.31%                 -               -
   Total return                                                       28.48%           46.82%          (15.02%)         (22.5%)

   WANGER SELECT
   Accumulation units outstanding                                    270,326          294,577           328,373         475,240
   Unit value                                                      $2.222397        $1.888734         $1.464922       $1.607848
   Net assets (thousands)                                               $601             $556              $481            $764
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                                 -                -                 -               -
   Total return                                                       17.67%           28.93%           (8.89%)           7.59%

   WANGER U.S. SMALLER COMPANIES
   Accumulation units outstanding                                  4,436,992        4,855,787         5,440,162       6,514,332
   Unit value                                                      $1.545894        $1.324602         $0.937738       $1.142949
   Net assets (thousands)                                             $6,859           $6,432            $5,101          $7,446
   Mortality and expense ratio                                        1.375%           1.375%            1.375%          1.375%
   Investment income ratio                                                 -                -                 -           0.06%
   Total return                                                       16.71%           41.26%          (17.95%)           9.85%

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

 (1) From inception March 8, 2001 to December 31, 2001.
 (2) From inception August 7, 2001 to December 31, 2001.
 (3) From inception April 18, 2002 to December 31, 2002.
 (4) From inception July 1, 2002 to December 31, 2002.
 (5) From inception October 2, 2002 to December 31, 2002.
 (6) From inception October 9, 2002 to December 31, 2002.
 (7) From inception October 14, 2002 to December 31, 2002.
 (8) From inception October 18, 2002 to December 31, 2002.
 (9) From inception May 12, 2003 to December 31, 2003.
(10) From inception November 12, 2003 to December 31, 2003.
(11) From inception January 6, 2004 to December 31, 2004.
(12) From inception June 23, 2004 to December 31, 2004.
(13) From inception December 3, 2004 to December 31, 2004.
   * Annualized

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                           SUBACCOUNT
                                       ------------------------------------------------------------------------------------

                                             PHOENIX-                                                    PHOENIX-ALLIANCE/
                                             ABERDEEN                                 PHOENIX-ALGER          BERNSTEIN
                                          INTERNATIONAL          PHOENIX-AIM            SMALL-CAP          ENHANCED INDEX
                                              SERIES            GROWTH SERIES         GROWTH SERIES            SERIES
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                           3,802,394             3,660,779               16,621             1,951,465
Participant deposits                                34,064                44,982                  876                32,854
Participant transfers                             (377,454)(e)          (354,560)              12,163                31,027
Participant withdrawals                           (201,670)             (342,729)              (4,884)             (117,025)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 3,257,334             3,008,472               24,776             1,898,321
                                       ====================================================================================

                                          PHOENIX-DUFF &           PHOENIX-             PHOENIX-              PHOENIX-
                                           PHELPS REAL             ENGEMANN             ENGEMANN          ENGEMANN SMALL-
                                        ESTATE SECURITIES       CAPITAL GROWTH         GROWTH AND            CAP GROWTH
                                              SERIES                SERIES            INCOME SERIES            SERIES
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                             430,731            20,980,895            4,112,406               102,456
Participant deposits                                 4,189               303,834               69,756                 7,560
Participant transfers                              190,266            (2,576,835)(c)          (22,054)(b)           119,051
Participant withdrawals                            (22,882)           (2,104,804)             (63,207)                 (139)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   602,304            16,603,090            4,096,901               228,928
                                       ====================================================================================

                                             PHOENIX-                                                         PHOENIX-
                                             ENGEMANN              PHOENIX-             PHOENIX-           GOODWIN MULTI-
                                            STRATEGIC           ENGEMANN VALUE        GOODWIN MONEY         SECTOR FIXED
                                        ALLOCATION SERIES       EQUITY SERIES         MARKET SERIES        INCOME SERIES
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                           5,497,150               979,344            1,360,897             2,817,292
Participant deposits                                53,393                17,484               67,380                21,932
Participant transfers                             (261,244)               145,871(d)         (292,610)              465,391(a)
Participant withdrawals                           (431,304)              (49,345)            (146,386)             (294,605)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 4,857,995             1,093,354              989,281             3,010,010
                                       ====================================================================================

                                             PHOENIX-
                                          GOODWIN MULTI-                              PHOENIX-KAYNE        PHOENIX-LAZARD
                                           SECTOR SHORT         PHOENIX-KAYNE           SMALL-CAP          INTERNATIONAL
                                            TERM BOND          RISING DIVIDENDS       QUALITY VALUE        EQUITY SELECT
                                              SERIES                SERIES               SERIES                SERIES
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                                   -               143,620                    -                88,998
Participant deposits                                     -                 3,625                4,368                 5,753
Participant transfers                               19,689               135,833               18,952               285,649
Participant withdrawals                                  -                (2,401)                  (3)               (7,881)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    19,689               280,677               23,317               372,519
                                       ====================================================================================

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                           SUBACCOUNT
                                       ------------------------------------------------------------------------------------

                                          PHOENIX-LAZARD          PHOENIX-LORD         PHOENIX-LORD         PHOENIX-LORD
                                         SMALL-CAP VALUE          ABBETT BOND-       ABBETT LARGE-CAP      ABBETT MID-CAP
                                              SERIES            DEBENTURE SERIES       VALUE SERIES         VALUE SERIES
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                              19,057                29,984              136,001                26,561
Participant deposits                                     -                    62                6,114                   141
Participant transfers                                8,782               287,841              157,248                46,625
Participant withdrawals                                 (7)               (1,350)             (38,048)                 (333)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    27,832               316,537              261,315                72,994
                                       ====================================================================================

                                            PHOENIX-               PHOENIX-          PHOENIX-SANFORD      PHOENIX-SANFORD
                                         NORTHERN DOW 30       NORTHERN NASDAQ-       BERNSTEIN MID-      BERNSTEIN SMALL-
                                             SERIES           100 INDEX(R) SERIES    CAP VALUE SERIES     CAP VALUE SERIES
                                       -------------------    -------------------    ----------------    ------------------
Accumulation units outstanding,
   beginning of period                             412,906                152,076             778,739               309,839
Participant deposits                                16,125                      -               9,809                10,245
Participant transfers                               43,791                 55,612             187,214               127,891
Participant withdrawals                            (33,494)               (22,275)            (22,039)               (7,783)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   439,328                185,413             953,723               440,192
                                       ====================================================================================

                                          PHOENIX-SENECA        PHOENIX-SENECA       AIM V.I. CAPITAL
                                          MID-CAP GROWTH        STRATEGIC THEME        APPRECIATION       AIM V.I. MID-CAP
                                              SERIES                SERIES                FUND            CORE EQUITY FUND
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                          1,357,900             2,891,603               66,473                     -
Participant deposits                               12,411                43,976                2,237                     -
Participant transfers                            (124,845)             (306,144)               2,235               163,796(f)
Participant withdrawals                           (62,006)             (139,785)              (2,171)                  (13)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                1,183,460             2,489,650               68,774               163,783
                                       ====================================================================================

                                                                                      FEDERATED FUND       FEDERATED HIGH
                                                                ALGER AMERICAN           FOR U.S.           INCOME BOND
                                         AIM V.I. PREMIER      LEVERAGED ALLCAP         GOVERNMENT           FUND II --
                                           EQUITY FUND            PORTFOLIO           SECURITIES II        PRIMARY SHARES
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                              52,461               585,345            1,155,960               205,018
Participant deposits                                   906                14,632               23,750                    68
Participant transfers                                4,313               (24,669)             (35,215)                4,939
Participant withdrawals                             (1,232)              (22,161)             (97,895)               (5,433)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    56,448               553,147            1,046,600               204,592
                                       ====================================================================================

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                           SUBACCOUNT
                                       ------------------------------------------------------------------------------------

                                                                  VIP GROWTH
                                         VIP CONTRAFUND(R)       OPPORTUNITIES          VIP GROWTH         MUTUAL SHARES
                                            PORTFOLIO             PORTFOLIO             PORTFOLIO         SECURITIES FUND
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                           1,027,257                57,238              709,154               394,246
Participant deposits                                17,262                   749               66,900                 4,543
Participant transfers                              729,318                11,623              137,909                44,524
Participant withdrawals                           (157,994)              (17,012)             (70,905)               (8,409)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,615,843                52,598              843,058               434,904
                                       ====================================================================================

                                            TEMPLETON
                                            DEVELOPING             TEMPLETON           TEMPLETON            TEMPLETON
                                             MARKETS                FOREIGN           GLOBAL ASSET            GROWTH
                                         SECURITIES FUND        SECURITIES FUND      ALLOCATION FUND      SECURITIES FUND
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                              87,586               637,727              147,673               287,228
Participant deposits                                   447                 5,894                    -                 9,774
Participant transfers                                    -                56,069                 (622)               48,306
Participant withdrawals                             (2,975)              (17,673)              (2,838)              (10,048)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    85,058               682,017              144,213               335,260
                                       ====================================================================================

                                                                   SCUDDER VIT
                                          RYDEX VARIABLE         EAFE(R) EQUITY         SCUDDER VIT
                                           TRUST SECTOR              INDEX           EQUITY 500 INDEX        TECHNOLOGY
                                          ROTATION FUND               FUND                 FUND               PORTFOLIO
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                                 605               229,634               60,097             2,250,937
Participant deposits                                     -                   850                    -                46,302
Participant transfers                               21,729                13,588               36,060                46,619
Participant withdrawals                               (297)              (24,603)             (14,989)             (154,379)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    22,037               219,469               81,168             2,189,479
                                       ====================================================================================

                                              WANGER                WANGER                                  WANGER U.S.
                                          INTERNATIONAL          INTERNATIONAL                                SMALLER
                                              SELECT               SMALL CAP           WANGER SELECT         COMPANIES
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                             368,061             1,446,480              294,577             4,855,787
Participant deposits                                 1,654                20,745                1,374                33,472
Participant transfers                                4,361               (47,831)              (2,971)             (213,624)
Participant withdrawals                            (49,516)             (108,046)             (22,654)             (238,643)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   324,560             1,311,348              270,326             4,436,992
                                       ====================================================================================

(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford
    Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                           SUBACCOUNT
                                       ------------------------------------------------------------------------------------

                                            PHOENIX-                                PHOENIX-ALLIANCE/
                                            ABERDEEN             PHOENIX-AIM            BERNSTEIN        PHOENIX-ALLIANCE/
                                         INTERNATIONAL         MID-CAP EQUITY         ENHANCED INDEX      BERNSTEIN GROWTH
                                             SERIES                SERIES                 SERIES           + VALUE SERIES
                                       -------------------     -----------------    -----------------    ------------------
Accumulation units outstanding,
   beginning of period                           3,548,062               103,105            2,212,441                 7,196
Participant deposits                               126,362                   869               53,013                     -
Participant transfers                              298,036                16,060             (126,058)               73,628
Participant withdrawals                           (170,066)              (25,723)            (187,931)               (8,073)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 3,802,394                94,311            1,951,465                72,751
                                       ====================================================================================

                                         PHOENIX-DUFF &            PHOENIX-              PHOENIX-
                                           PHELPS REAL             ENGEMANN           ENGEMANN SMALL          PHOENIX-
                                        ESTATE SECURITIES       CAPITAL GROWTH           & MID-CAP          GOODWIN MONEY
                                             SERIES                 SERIES             GROWTH SERIES        MARKET SERIES
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                             352,335            22,537,362               45,995             1,940,296
Participant deposits                                 6,319               696,677                7,651               324,971
Participant transfers                               92,927              (951,087)              48,894              (551,601)
Participant withdrawals                            (20,850)           (1,302,057)                 (84)             (352,769)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   430,731            20,980,895              102,456             1,360,897
                                       ====================================================================================

                                            PHOENIX-                                                      PHOENIX-LAZARD
                                         GOODWIN MULTI-          PHOENIX-JANUS        PHOENIX-KAYNE        INTERNATIONAL
                                          SECTOR FIXED          FLEXIBLE INCOME      RISING DIVIDENDS      EQUITY SELECT
                                          INCOME SERIES              SERIES               SERIES               SERIES
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                           3,178,610               772,580               13,770                 3,014
Participant deposits                                29,279                 9,010                8,457                 8,531
Participant transfers                              (79,264)              (27,818)             127,044                77,779
Participant withdrawals                           (311,333)              (80,710)              (5,651)                 (326)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 2,817,292               673,062              143,620                88,998
                                       ====================================================================================

                                         PHOENIX-LAZARD         PHOENIX-LAZARD         PHOENIX-LORD         PHOENIX-LORD
                                        SMALL-CAP VALUE         U.S. MULTI-CAP         ABBETT BOND-       ABBETT LARGE-CAP
                                             SERIES                 SERIES           DEBENTURE SERIES       VALUE SERIES
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                               7,733                     -                9,149                14,653
Participant deposits                                 4,233                     -                6,729                12,216
Participant transfers                                7,092                 3,627               14,106               115,208
Participant withdrawals                                 (1)                    -                    -                (6,076)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    19,057                 3,627               29,984               136,001
                                       ====================================================================================

                 THE BIG EDGE CHOICE(R) FOR NEW YORK
              PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                           SUBACCOUNT
                                       ------------------------------------------------------------------------------------

                                           PHOENIX-LORD           PHOENIX-MFS          PHOENIX-MFS
                                          ABBETT MID-CAP       INVESTORS GROWTH      INVESTORS TRUST        PHOENIX-MFS
                                           VALUE SERIES           STOCK SERIES            SERIES            VALUE SERIES
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                              13,623             3,746,360               24,921               117,611
Participant deposits                                     -                85,448                  207                 9,984
Participant transfers                               18,351                32,595                1,795                11,030
Participant withdrawals                             (5,413)             (203,624)                  (2)                  (89)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    26,561             3,660,779               26,921               138,536
                                       ====================================================================================

                                                                  PHOENIX-               PHOENIX-            PHOENIX-
                                            PHOENIX-              NORTHERN           OAKHURST GROWTH         OAKHURST
                                         NORTHERN DOW 30          NASDAQ-100            AND INCOME           STRATEGIC
                                             SERIES             INDEX(R) SERIES           SERIES         ALLOCATION SERIES
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                             309,777               182,290            4,455,493             6,035,368
Participant deposits                                10,813                   715               86,900                60,794
Participant transfers                              100,080                97,581             (146,977)             (282,570)
Participant withdrawals                             (7,764)             (128,510)            (283,010)             (316,442)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   412,906               152,076            4,112,406             5,497,150
                                       ====================================================================================

                                            PHOENIX-           PHOENIX-SANFORD       PHOENIX-SANFORD      PHOENIX-SANFORD
                                         OAKHURST VALUE        BERNSTEIN GLOBAL       BERNSTEIN MID-      BERNSTEIN SMALL-
                                          EQUITY SERIES          VALUE SERIES        CAP VALUE SERIES     CAP VALUE SERIES
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                           1,167,847                27,531              853,803               327,366
Participant deposits                                23,667                   302               12,911                16,566
Participant transfers                             (158,832)               38,489               37,481                36,913
Participant withdrawals                            (53,338)                 (309)            (125,456)              (71,006)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   979,344                66,013              778,739               309,839
                                       ====================================================================================

                                                                                      PHOENIX-STATE
                                         PHOENIX-SENECA         PHOENIX-SENECA       STREET RESEARCH      AIM V.I. CAPITAL
                                         MID-CAP GROWTH         STRATEGIC THEME         SMALL-CAP           APPRECIATION
                                             SERIES                 SERIES            GROWTH SERIES             FUND
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                           1,563,251             3,171,012                    -                14,957
Participant deposits                                14,726                74,444                3,700                 1,139
Participant transfers                              (80,378)             (193,288)              12,925                50,549
Participant withdrawals                           (139,699)             (160,565)                  (4)                 (172)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,357,900             2,891,603               16,621                66,473
                                       ====================================================================================

                 THE BIG EDGE CHOICE(R) FOR NEW YORK
              PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                           SUBACCOUNT
                                       ------------------------------------------------------------------------------------

                                                                                      FEDERATED FUND       FEDERATED HIGH
                                                                ALGER AMERICAN           FOR U.S.           INCOME BOND
                                        AIM V.I. PREMIER       LEVERAGED ALLCAP         GOVERNMENT           FUND II --
                                           EQUITY FUND             PORTFOLIO          SECURITIES II        PRIMARY SHARES
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                              56,032               646,538            1,621,499               258,865
Participant deposits                                 9,110                16,050               21,647                 4,457
Participant transfers                              (10,619)              (19,473)            (422,181)              (53,989)
Participant withdrawals                             (2,062)              (57,770)             (65,005)               (4,315)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    52,461               585,345            1,155,960               205,018
                                       ====================================================================================

                                                                   VIP GROWTH
                                        VIP CONTRAFUND(R)        OPPORTUNITIES          VIP GROWTH          MUTUAL SHARES
                                            PORTFOLIO               PORTFOLIO            PORTFOLIO         SECURITIES FUND
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                             673,447                61,255              617,678               417,187
Participant deposits                                32,461                     -               29,430                 3,210
Participant transfers                              352,013                     -               88,447                31,133
Participant withdrawals                            (30,664)               (4,017)             (26,401)              (57,284)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,027,257                57,238              709,154               394,246
                                       ====================================================================================

                                            TEMPLETON
                                            DEVELOPING             TEMPLETON            TEMPLETON             TEMPLETON
                                             MARKETS                FOREIGN            GLOBAL ASSET             GROWTH
                                         SECURITIES FUND        SECURITIES FUND      ALLOCATION FUND       SECURITIES FUND
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                              95,940               703,618              161,457               271,769
Participant deposits                                   610                11,630                    -                12,041
Participant transfers                               (4,166)               29,882                 (735)               20,511
Participant withdrawals                             (4,798)             (107,403)             (13,049)              (17,093)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    87,586               637,727              147,673               287,228
                                       ====================================================================================

                                                                 SCUDDER VIT
                                          RYDEX VARIABLE         EAFE(R) EQUITY         SCUDDER VIT
                                           TRUST SECTOR              INDEX            EQUITY 500 INDEX       TECHNOLOGY
                                           ROTATION FUND              FUND                  FUND              PORTFOLIO
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                                   -               236,391               48,723             2,168,052
Participant deposits                                     -                 1,066                    -                80,552
Participant transfers                                  605                (4,436)              15,239                91,999
Participant withdrawals                                  -                (3,387)              (3,865)              (89,666)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                       605               229,634               60,097             2,250,937
                                       ====================================================================================

                 THE BIG EDGE CHOICE(R) FOR NEW YORK
              PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                           SUBACCOUNT
                                       ------------------------------------------------------------------------------------

                                                                   WANGER                                   WANGER U.S.
                                         WANGER FOREIGN         INTERNATIONAL                                 SMALLER
                                             FORTY                SMALL CAP           WANGER TWENTY          COMPANIES
                                       -------------------     -----------------     ----------------    ------------------
Accumulation units outstanding,
   beginning of period                             384,551             1,549,982              328,373             5,440,162
Participant deposits                                 2,197                30,591                  968                48,920
Participant transfers                               (9,948)              (62,607)             (28,368)             (199,024)
Participant withdrawals                             (8,739)              (71,486)              (6,396)             (434,271)
                                       ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   368,061             1,446,480              294,577             4,855,787
                                       ====================================================================================

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges each subaccount the daily equivalent of 0.40%, 0.85% and 0.125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $36,074, $40,226 and $43,763, during the years ended December 31, 2004, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7%, depending upon the duration of each contract deposit, are deducted from proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $44,386, $77,860 and $95,882, for the years ended December 31, 2004, 2003 and
2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix believes that each of the subaccounts satisfies the current requirements of the regulations. Phoenix intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[LOGO] PRICEWATERHOUSECOOPERS

To the Board of Directors of Phoenix Life Insurance Company and Participants of Phoenix Life Variable Accumulation Account (The Big Edge Choice(R) for New
York):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Accumulation Account (The Big Edge Choice(R) for New York) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2005

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2004 AND 2003

                                               TABLE OF CONTENTS


                                                                                                    PAGE
                                                                                               ---------------

Report of Independent Registered Public Accounting Firm.......................................      F-3

Consolidated Balance Sheet as of December 31, 2004 and 2003...................................      F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended December 31, 2004, 2003 and 2002........................................      F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2004, 2003 and 2002............................................................      F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended
  December 31, 2004, 2003 and 2002............................................................      F-7

Notes to Financial Statements.................................................................    F-8 - F-40

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002.


/s/ PRICEWATERHOUSECOOPERS LLP
Hartford, CT
March 8, 2005

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                   ($ amounts in millions, except share data)
                           DECEMBER 31, 2004 AND 2003


                                                                                                   2004             2003
                                                                                               --------------  --------------

ASSETS:
Available-for-sale debt securities, at fair value...........................................      $13,473.6       $13,268.8
Available-for-sale equity securities, at fair value.........................................          160.2           184.0
Trading equity securities, at fair value....................................................           87.3            --
Mortgage loans, at unpaid principal balances................................................          207.9           284.1
Venture capital partnerships, at equity in net assets.......................................          255.3           234.9
Affiliate equity securities, at equity in net assets........................................           --              47.5
Policy loans, at unpaid principal balances..................................................        2,196.7         2,241.4
Other invested assets.......................................................................          367.5           388.7
                                                                                               --------------  --------------
                                                                                                   16,748.5        16,649.4
Available-for-sale debt and equity securities pledged as collateral.........................        1,278.8         1,350.0
                                                                                               --------------  --------------
Total investments...........................................................................       18,027.3        17,999.4
Cash and cash equivalents...................................................................          324.0           382.7
Accrued investment income...................................................................          222.3           222.3
Premiums, accounts and notes receivable.....................................................          163.7           251.8
Deferred policy acquisition costs...........................................................        1,388.1         1,325.7
Deferred income taxes.......................................................................           --              30.2
Intangible assets...........................................................................            0.6             0.6
Goodwill....................................................................................            4.5             4.5
Other general account assets................................................................          157.1           148.4
Separate account assets.....................................................................        6,950.3         6,083.2
                                                                                               --------------  --------------
TOTAL ASSETS................................................................................      $27,237.9       $26,448.8
                                                                                               ==============  ==============

LIABILITIES:
Policy liabilities and accruals.............................................................      $13,132.3       $13,088.6
Policyholder deposit funds..................................................................        3,492.4         3,642.7
Indebtedness................................................................................          204.1           175.0
Deferred income taxes.......................................................................           21.5            --
Other general account liabilities...........................................................          334.6           321.0
Non-recourse collateralized obligations.....................................................        1,355.2         1,472.0
Separate account liabilities................................................................        6,950.3         6,083.2
                                                                                               --------------  --------------
TOTAL LIABILITIES...........................................................................       25,490.4        24,782.5
                                                                                               ==============  ==============

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           47.5           27.9
                                                                                               --------------  --------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0            10.0
Additional paid-in capital..................................................................        1,714.9         1,714.9
Accumulated deficit.........................................................................          (73.4)         (127.5)
Accumulated other comprehensive income......................................................           48.5            41.0
                                                                                               --------------  --------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,700.0         1,638.4
                                                                                               ==============  ==============
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................      $27,237.9       $26,448.8
                                                                                               ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                   2004            2003            2002
                                                                               --------------  --------------  --------------

REVENUES:
Premiums.....................................................................    $    990.6      $  1,042.2      $  1,082.0
Insurance and investment product fees........................................         294.7           279.8           253.7
Investment income, net of expenses...........................................       1,068.0         1,098.2           938.3
Unrealized gain on trading equity securities.................................          85.9            --              --
Net realized investment losses...............................................          (2.0)          (98.0)          (43.8)
                                                                               --------------  --------------  --------------
TOTAL REVENUES...............................................................       2,437.2         2,322.2         2,230.2
                                                                               --------------  --------------  --------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,422.2         1,454.0         1,436.1
Policyholder dividends.......................................................         404.7           418.8           401.8
Policy acquisition cost amortization.........................................         110.0            94.0            91.5
Interest expense on indebtedness.............................................          12.8            12.2            12.2
Interest expense on non-recourse collateralized obligations..................          33.6            48.9            30.5
Other operating expenses.....................................................         259.9           253.2           291.1
                                                                               --------------  --------------  --------------
TOTAL BENEFITS AND EXPENSES..................................................       2,243.2         2,281.1         2,263.2
                                                                               ==============  ==============  ==============
Income (loss) from continuing operations
  before income taxes and minority interest..................................         194.0            41.1           (33.0)
Applicable income taxes (benefit)............................................          59.7             3.9           (18.0)
                                                                               --------------  --------------  --------------
Income (loss) from continuing operations before minority interest............         134.3            37.2           (15.0)
Minority interest in net income of subsidiaries..............................          (0.1)           (0.5)           (0.6)
Equity in undistributed earnings (losses) of affiliates......................         (10.4)           (1.8)            4.6
                                                                               --------------  --------------  --------------
INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES.................         123.8            34.9           (11.0)
Cumulative effect of accounting changes......................................          --              --             (10.3)
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................    $    123.8      $     34.9      $    (21.3)
                                                                               ==============  ==============  ==============

COMPREHENSIVE INCOME:
NET INCOME (LOSS)............................................................    $    123.8      $     34.9      $    (21.3)
OTHER COMPREHENSIVE INCOME (LOSS)............................................           7.5           135.6          (111.8)
                                                                               --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS)..................................................    $    131.3      $    170.5      $   (133.1)
                                                                               ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                   2004            2003            2002
                                                                               --------------  --------------  --------------

OPERATING ACTIVITIES:
Income (loss) from continuing operations.....................................    $    123.8      $     34.9      $    (11.0)
Unrealized gain on trading equity securities.................................         (85.9)           --              --
Net realized investment losses...............................................           2.0            98.0            43.8
Amortization and depreciation................................................          12.7            16.2            20.5
Investment (gains) losses....................................................         (73.6)          (81.6)           67.2
Equity in losses of affiliates...............................................          17.2            --              --
Deferred income taxes (benefit)..............................................          65.7             4.0            (8.8)
Decrease (increase) in receivables...........................................          37.8           (20.9)          (50.9)
Deferred policy acquisition costs increase...................................         (54.7)         (111.5)         (174.1)
Increase in policy liabilities and accruals..................................          60.1           469.6           468.4
Other assets and other liabilities net change................................         (44.6)          (16.4)          (57.9)
                                                                               --------------  --------------  --------------
Cash from continuing operations..............................................          60.5           392.3           297.2
Discontinued operations, net.................................................          16.1           (34.3)          (53.1)
                                                                               --------------  --------------  --------------
CASH FROM OPERATING ACTIVITIES...............................................          76.6           358.0           244.1
                                                                               --------------  --------------  --------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,159.6)       (5,611.5)       (4,951.5)
Investment sales, repayments and maturities..................................       4,213.8         4,417.2         3,550.0
Debt and equity securities pledged as collateral purchases...................         (17.2)          (56.9)         (891.6)
Debt and equity securities pledged as collateral sales.......................          97.0           171.5            96.0
Subsidiary sales.............................................................           6.6            --              --
Premises and equipment additions.............................................          (7.9)          (19.6)          (13.6)
Premises and equipment dispositions..........................................          26.4            --              --
Discontinued operations, net.................................................          --              (6.7)           37.8
                                                                               --------------  --------------  --------------
CASH FROM (FOR) INVESTING ACTIVITIES.........................................         159.1        (1,106.0)       (2,172.9)
                                                                               --------------  --------------  --------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         917.3         1,334.2         2,581.1
Policyholder deposit fund withdrawals........................................      (1,067.6)       (1,087.2)         (911.2)
Other indebtedness proceeds..................................................         171.6            --              --
Indebtedness repayments......................................................        (155.2)           --              --
Collateralized obligations proceeds..........................................          --              --             841.6
Collateralized obligations repayments........................................         (90.8)          (99.6)           --
Common stock dividends paid..................................................         (69.7)          (44.5)         (113.8)
                                                                               --------------  --------------  --------------
CASH FROM (FOR) FINANCING ACTIVITIES.........................................        (294.4)          102.9         2,397.7
                                                                               --------------  --------------  --------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................         (58.7)         (645.1)          468.9
Cash and cash equivalents, beginning of year.................................         382.7         1,027.8           558.9
                                                                               --------------  --------------  --------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     324.0     $     382.7     $   1,027.8
                                                                               ==============  ==============  ==============

Included in cash and cash equivalents above is cash pledged as collateral of $61.0 million, $72.0 million and $57.0 million at December 31, 2004, 2003 and 2002, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Contribution from parent for transfer of additional
   minimum pension liability.................................................    $     --        $     --        $     14.4

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss)............................................................         123.8            34.9           (21.3)
Common stock dividends declared..............................................         (69.7)          (44.5)         (113.8)
Other equity adjustments.....................................................          --               0.7            --

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................           7.5           135.6          (111.8)
                                                                               --------------  --------------  --------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          61.6           126.7          (232.5)
Stockholder's equity, beginning of year......................................       1,638.4         1,511.7         1,744.2
                                                                               --------------  --------------  --------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................    $  1,700.0      $  1,638.4      $  1,511.7
                                                                               ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

1.  ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. We have reclassified certain amounts for 2003 and 2002 to conform with 2004 presentations.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

ACCOUNTING CHANGES

Other-Than-Temporary Impairments: Portions of Emerging Issues Task Force Abstract EITF 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1), were effective for fiscal periods beginning after June 15, 2004. EITF 03-1 provides guidance as to the determination of other-than-temporary impaired securities and requires additional disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices and thus, did not have a material effect on our consolidated financial statements. The effective date of certain portions of EITF 03-1 has been delayed pending further interpretive guidance. Because significant uncertainty remains surrounding what form the guidance will ultimately take, we cannot predict what effect, if any, adoption of the pending portions will have on our financial results.

Postretirement Benefits: On May 19, 2004, the FASB, issued FASB Staff Position No. FAS 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003" (the FSP). For employers that sponsor postretirement benefit plans, or plan sponsors that provide prescription drug benefits to retirees, the FSP requires any effects of the anticipated federal tax subsidy related to those drug benefits be treated as an actuarial gain. The effect of the FSP is not material to our consolidated financial statements.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

Variable Interest Entities: In January 2003, a new accounting standard was issued, FASB Interpretation No. 46 (FIN 46), "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51", that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46(R) in December 2003, with FIN 46(R) providing additional interpretation as to existing standards on consolidation. FIN 46(R) clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtained an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we adopted FIN 46(R) for Special Purpose Entities (SPEs) in which we hold a variable interest that we acquired prior to February 1, 2003. The effect of our adoption of the foregoing provisions of FIN 46(R) is described further in Note 7. FIN 46(R) requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. The adoption of FIN 46(R) for our non-SPE variable interest entities did not have a material effect on our consolidated financial statements.

Goodwill: At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4.

BUSINESS COMBINATIONS AND DISPOSITIONS

On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen Asset Management PLC (Aberdeen), a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, which will be recognized as a realized investment loss in our 2005 consolidated statement of income. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

On October 25, 2004, we entered into an agreement with Friends Provident plc (Friends Provident) to sell our 12% interest in Lombard International Assurance S.A. (Lombard) and to relinquish $17.5 million in notes receivable from Lombard's affiliate, Insurance Development Holdings A.G. (IDH). This transaction closed on January 11, 2005 for consideration of $59.0 million and, under the terms of the sale, we may be entitled to additional consideration, in the form of cash, based on Lombard's financial performance through 2006.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction is not material to our consolidated financial statements.

2.  LIFE AND ANNUITY ACTIVITIES

Life and Annuity activities include individual life insurance and annuity products, such as universal life, variable life, term life and fixed and variable annuities. They also include the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

[begin italic] Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. [end italic]

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

[begin italic] We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. [end italic]

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
    o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
    o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
    o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity in force that is not covered by this reinsurance arrangement.
    o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.


DIRECT BUSINESS AND REINSURANCE:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                    ---------------------------------------------
                                                                                2004            2003            2002
                                                                           --------------  --------------  --------------

Direct premiums........................................................      $  1,054.3      $  1,092.1      $   1,104.2
Premiums assumed from reinsureds.......................................             2.8            15.5             16.9
Premiums ceded to reinsurers...........................................           (66.5)          (65.4)           (39.1)
                                                                           --------------  --------------  --------------
PREMIUMS...............................................................      $    990.6      $  1,042.2      $   1,082.0
                                                                           ==============  ==============  ==============
Percentage of amount assumed to net premiums...........................             0.3%            1.5%            1.6%
                                                                           ==============  ==============  ==============

Direct policy benefits incurred........................................      $    416.3      $    402.9      $    357.5
Policy benefits assumed from reinsureds................................             3.9            13.5            12.6
Policy benefits ceded to reinsurers....................................           (52.9)          (56.9)          (44.8)
                                                                           --------------  --------------  --------------
POLICY BENEFITS........................................................      $    367.3      $    359.5      $    325.3
                                                                           ==============  ==============  ==============

Direct life insurance in force.........................................      $126,367.9      $120,931.3      $110,529.8
Life insurance in force assumed from reinsureds........................         1,759.5         1,837.3         1,831.2
Life insurance in force ceded to reinsurers............................       (80,040.1)      (77,222.3)      (74,575.2)
                                                                           --------------  --------------  --------------
LIFE INSURANCE IN FORCE................................................      $ 48,087.3      $ 45,546.3      $ 37,785.8
                                                                           ==============  ==============  ==============
Percentage of amount assumed to net insurance in force.................             3.7%            4.0%            4.8%
                                                                           ==============  ==============  ==============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $1,054.9 million, $1,094.5 million and $1,110.8 million, net of reinsurance, for the years ended December 31, 2004, 2003 and 2002.

Irrevocable letters of credit aggregating $48.1 million at December 31, 2004 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

Effective July 1, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation). The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

[begin italic] The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions, which we review on a regular basis, and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances. [end italic]


ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ---------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Direct acquisition costs deferred excluding acquisitions.....................    $    164.7      $    205.5      $    217.0
Acquisition costs recognized in Valley Forge Life acquisition................          --              --              48.5
Costs amortized to expenses:
  Recurring costs related to operations......................................        (110.4)          (98.1)          (88.5)
  (Cost) credit related to realized investment gains or losses...............           0.4             4.1           (25.1)
  Changes in actuarial assumptions...........................................          --              --              22.1
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................           7.7            12.4           (95.9)
                                                                               --------------  --------------  --------------
Change in deferred policy acquisition costs..................................          62.4           123.9            78.1
Deferred policy acquisition costs, beginning of year.........................       1,325.7         1,201.8         1,123.7
                                                                               --------------  --------------  --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................    $  1,388.1      $  1,325.7      $  1,201.8
                                                                               ==============  ==============  ==============

In 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a decrease in deferred policy acquisition cost amortization of $22.1 million ($14.4 million after income taxes). Also in 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 million pre-tax ($8.8 million after income taxes) increase in policy acquisition cost amortization expense in 2002.

POLICY LIABILITIES AND ACCRUALS

[begin italic] Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. [end italic]

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which range from 4.0% to 6.0% as of December 31, 2004, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2004 and 2003, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $123.5 million and $183.1 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $9.1 million and $7.6 million, respectively.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 35.6% and 38.8% of the face value of total individual life insurance in force at December 31, 2004 and 2003, respectively.

FAIR VALUE OF INVESTMENT CONTRACTS

[begin italic] For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances. [end italic]

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.8% to 12.3% as of December 31, 2004, less administrative charges.

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

In connection with the demutualization, we established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, will support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimate to continue at rates in effect for 2000.

[begin italic] The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

We present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected. [end italic]

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                        ------------------------------
                                                                                    2004            2003           INCEPTION
                                                                               --------------  --------------   --------------
Debt securities..............................................................    $  6,949.6      $  6,906.4       $  4,773.1
Equity securities............................................................          90.8            82.9             --
Mortgage loans...............................................................         181.9           228.5            399.0
Venture capital partnerships.................................................          52.4            38.6             --
Policy loans.................................................................       1,363.4         1,386.8          1,380.0
Other invested assets........................................................          60.0            46.7             --
                                                                               --------------  --------------   --------------
Total closed block investments...............................................       8,698.1         8,689.9          6,552.1
Cash and cash equivalents....................................................         100.5            40.5             --
Accrued investment income....................................................         118.8           120.2            106.8
Receivables..................................................................          32.7            43.0             35.2
Deferred income taxes........................................................         359.7           377.0            389.4
Other closed block assets....................................................          24.0            62.3              6.2
                                                                               --------------  --------------   --------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,333.8         9,332.9          7,089.7
                                                                               --------------  --------------   --------------
Policy liabilities and accruals..............................................       9,686.9         9,723.1          8,301.7
Policyholder dividends payable...............................................         365.5           369.8            325.1
Policyholder dividend obligation.............................................         535.9           519.2             --
Other closed block liabilities...............................................          41.5            63.0             12.3
                                                                               --------------  --------------   --------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,629.8        10,675.1          8,639.1
                                                                               --------------  --------------   --------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................    $  1,296.0      $  1,342.2       $  1,549.4
                                                                               ==============  ==============   ==============


                                                                                                         YEAR ENDED
CLOSED BLOCK REVENUES AND EXPENSES AND CHANGES IN                               CUMULATIVE              DECEMBER 31,
POLICYHOLDER DIVIDEND OBLIGATION:                                                  FROM         ------------------------------
($ amounts in millions)                                                          INCEPTION           2004            2003
                                                                               --------------   --------------  --------------

Premiums.....................................................................    $  5,170.8       $    932.8      $  1,000.1
Net investment income........................................................       2,771.2            560.0           573.1
Net realized investment losses...............................................         (91.1)            (2.0)           (9.4)
                                                                               --------------   --------------  --------------
TOTAL REVENUES...............................................................       7,850.9          1,490.8         1,563.8
                                                                               --------------   --------------  --------------
Policy benefits, excluding dividends.........................................       5,367.6          1,007.1         1,058.0
Other operating expenses.....................................................          57.9              8.9            10.0
                                                                               --------------   --------------  --------------
Total benefits and expenses, excluding policyholder dividends................       5,425.5          1,016.0         1,068.0
                                                                               --------------   --------------  --------------
Closed block contribution to income before dividends and income taxes........       2,425.4            474.8           495.8
Policyholder dividends.......................................................       2,000.2            403.9           419.4
                                                                               --------------   --------------  --------------
Closed block contribution to income before income taxes......................         425.2             70.9            76.4
Applicable income taxes......................................................         149.3             24.7            26.8
                                                                               --------------   --------------  --------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................................    $    275.9       $     46.2      $     49.6
                                                                               ==============   ==============  ==============

Policyholder dividends provided through earnings.............................    $  2,045.4       $    403.9      $    419.4
Policyholder dividends provided through other comprehensive income...........         436.5              3.8           (45.5)
                                                                               --------------   --------------  --------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............................       2,481.9            407.7           373.9
POLICYHOLDER DIVIDENDS PAID..................................................      (1,905.6)          (395.3)         (395.6)
                                                                               --------------   --------------  --------------
Change in policyholder dividend liabilities..................................         576.3             12.4           (21.7)
Policyholder dividend liabilities, beginning of period.......................         325.1            889.0           910.7
                                                                               --------------   --------------  --------------
Policyholder dividend liabilities, end of period.............................         901.4            901.4           889.0
  Less:  Policyholder dividends payable, end of period.......................         365.5            365.5           369.8
                                                                               --------------   --------------  --------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............................    $    535.9       $    535.9      $    519.2
                                                                               ==============   ==============  ==============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.

3.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

[begin italic] We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value. [end italic]

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.


                                                                                    AS OF DECEMBER 31,
FAIR VALUE AND COST OF DEBT SECURITIES:                         ---------------------------------------------------------------
($ amounts in millions)                                                     2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE         COST          FAIR VALUE        COST
                                                                --------------  --------------   --------------  --------------

U.S. government and agency...................................    $     676.4     $     622.7      $     755.2     $     712.7
State and political subdivision..............................          446.5           413.7            510.3           468.4
Foreign government...........................................          314.8           284.0            260.4           239.0
Corporate....................................................        7,365.4         7,040.7          6,763.4         6,410.0
Mortgage-backed..............................................        3,253.4         3,122.9          3,097.5         2,963.4
Other asset-backed...........................................        1,417.1         1,405.0          1,882.0         1,863.6
                                                                --------------  --------------   --------------  --------------
DEBT SECURITIES..............................................    $  13,473.6     $  12,889.0      $  13,268.8     $  12,657.1
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $   6,949.6     $   6,515.2      $   6,906.4     $   6,471.1
                                                                ==============  ==============   ==============  ==============


                                                                                    AS OF DECEMBER 31,
FAIR VALUE AND COST OF DEBT SECURITIES:                         ---------------------------------------------------------------
($ amounts in millions)                                                      2004                            2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE         COST          FAIR VALUE         COST
                                                                --------------  --------------   --------------  --------------

Lombard International Assurance, S.A.........................    $      43.3     $      43.3      $      41.1     $      41.1
Other equity securities......................................          116.9           101.1            142.9           127.3
                                                                --------------  --------------   --------------  --------------
EQUITY SECURITIES............................................    $     160.2     $     144.4      $     184.0     $     168.4
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $      90.8     $      78.3      $      82.9     $      75.0
                                                                ==============  ==============   ==============  ==============

In 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in 2003, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

In January 2005, we sold our equity investment in Lombard as further described in Note 1.

HRH. Hilb Rogal and Hobbs (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

As a result of these transactions, in 2002 we recorded a gross realized investment gain of $107.1 million, $38.8 million net of offsets for applicable DAC costs and deferred income taxes. We calculated our gains using the specific identification of the securities sold. As a result of the transactions we completed in November 2002, it was no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes. In addition, in 2003 we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).


                                                                                      AS OF DECEMBER 31,
                                                                -------------------------------------------------------------
UNREALIZED GAINS AND LOSSES FROM                                             2004                           2003
DEBT AND EQUITY SECURITIES:                                     -----------------------------   -----------------------------
($ amounts in millions)                                             GAINS          LOSSES           GAINS          LOSSES
                                                                --------------  -------------   --------------  -------------

U.S. government and agency...................................     $     55.4     $     (1.7)     $     44.0      $    (1.5)
State and political subdivision..............................           34.4           (1.6)           43.5           (1.6)
Foreign government...........................................           31.1           (0.3)           23.2           (1.8)
Corporate....................................................          364.2          (39.5)          400.4          (47.0)
Mortgage-backed..............................................          137.0           (6.5)          143.4           (9.3)
Other asset-backed...........................................           32.4          (20.3)           55.6          (37.2)
                                                                --------------  -------------   --------------  -------------
Debt securities gains and losses.............................     $    654.5     $    (69.9)     $    710.1      $   (98.4)
                                                                ==============  =============   ==============  =============
DEBT SECURITIES NET GAINS....................................     $    584.6                     $    611.7
                                                                ==============                  ==============

Equity securities gains and losses...........................     $     19.1     $     (3.3)     $     17.4      $    (1.8)
                                                                ==============  =============   ==============  =============
EQUITY SECURITIES NET GAINS..................................     $     15.8                     $     15.6
                                                                ==============                  ==============


                                                                         AS OF DECEMBER 31, 2004
                                            ----------------------------------------------------------------------------------------
AGING OF TEMPORARILY IMPAIRED                  LESS THAN 12 MONTHS          GREATER THAN 12 MONTHS               TOTAL
DEBT AND EQUITY SECURITIES:                 ---------------------------   --------------------------   -----------------------------
($ amounts in millions)                          FAIR       UNREALIZED         FAIR      UNREALIZED         FAIR       UNREALIZED
                                                 VALUE        LOSSES          VALUE        LOSSES          VALUE         LOSSES
                                            ---------------------------   --------------------------   -----------------------------
DEBT SECURITIES
U.S. government and agency...............     $     85.6     $    (1.4)      $     4.9      $   (0.3)      $    90.5     $    (1.7)
State and political subdivision..........           41.6          (1.2)            9.0          (0.4)           50.6          (1.6)
Foreign government.......................           --            --              10.6          (0.3)           10.6          (0.3)
Corporate................................        1,212.6         (16.1)          418.8         (23.4)        1,631.4         (39.5)
Mortgage-backed..........................          589.4          (4.8)          113.6          (1.7)          703.0          (6.5)
Other asset-backed.......................          444.6          (5.3)           96.8         (15.0)          541.4         (20.3)
                                            -------------  -------------   -------------  ------------   ------------  -------------
DEBT SECURITIES..........................     $  2,373.8     $   (28.8)      $   653.7      $  (41.1)      $ 3,027.5     $   (69.9)
COMMON STOCK.............................           15.3          (2.4)            5.4          (0.9)           20.7          (3.3)
                                            -------------  -------------   -------------  ------------   ------------  -------------

TOTAL TEMPORARILY IMPAIRED SECURITIES....     $  2,389.1     $   (31.2)      $   659.1      $  (42.0)      $ 3,048.2     $   (73.2)
                                            =============  =============   =============  ============   ============  =============

AMOUNTS INSIDE THE CLOSED BLOCK..........     $    702.0     $   (10.7)      $   347.9      $  (16.2)      $ 1,049.9     $   (26.9)
                                            =============  =============   =============  ============   ============  =============

AMOUNTS OUTSIDE THE CLOSED BLOCK.........     $  1,687.1     $   (20.5)      $   311.2      $  (25.8)      $ 1,998.3     $   (46.3)
                                            =============  =============   =============  ============   ============  =============
AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE........     $     66.8     $     (2.2)      $    68.3     $  (12.2)      $   135.1     $   (14.4)
                                            =============  =============   =============  ============   ============  =============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES..............                    $     (0.8)                    $   (4.5)                    $    (5.3)
                                                           =============                  ============                 =============

These securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

[begin italic] We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance. [end italic]

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated.

                                                                                       AS OF DECEMBER 31,
CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                 ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  CARRYING                         CARRYING
                                                                    VALUE        FAIR VALUE          VALUE        FAIR VALUE
                                                                --------------  --------------   --------------  --------------
PROPERTY TYPE
Apartment buildings..........................................    $      81.8     $      82.8      $     105.1     $     106.7
Office buildings.............................................           18.0            18.2             49.0            49.7
Retail stores................................................           92.5            93.6            109.0           110.7
Industrial buildings.........................................           25.4            25.7             33.7            34.2
Other........................................................            0.1             0.1              0.1             0.1
                                                                --------------  --------------   --------------  --------------
Subtotal.....................................................          217.8           220.4            296.9           301.4
  Less:  Valuation allowances................................            9.9            --               12.8            --
                                                                --------------  --------------   --------------  --------------
MORTGAGE LOANS...............................................    $     207.9     $     220.4      $     284.1     $     301.4
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $     181.9     $     184.1      $     228.5     $     242.4
                                                                ==============  ==============   ==============  ==============

We had no delinquent or in-process-of-foreclosure mortgage loans as of both December 31, 2004 and 2003. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $12.9 million and $25.8 million as of December 31, 2004 and 2003, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

                                                                                         YEAR ENDED DECEMBER 31,
MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                    ---------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Valuation allowance, beginning of year.......................................   $      12.8     $      15.5     $      15.0
Additions charged to income..................................................          --               0.8             0.6
Deductions for write-offs and disposals......................................          (2.9)           (3.5)           (0.1)
                                                                               --------------  --------------  --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $       9.9     $      12.8     $      15.5
                                                                               ==============  ==============  ==============

During the three years ended December 31, 2004, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2004.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

[begin italic] We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for the quarter to eliminate any lag in reporting.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to estimate changes in valuations each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes both downward and upward adjustments in estimated values based on the indices, but when the general partner reduces the value of a private investee company, we do not adjust the fair value upward (by applying the public sector index) in excess of the most recent value reported by the general partner. Finally, we revise the valuations we have assigned to the investee companies annually to reflect the valuations in the audited financial statements received from the venture capital partnerships. [end italic]



                                                                                           YEAR ENDED DECEMBER 31,
NET INVESTMENT INCOME RELATED TO VENTURE CAPITAL PARTNERSHIPS:                 ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Net realized gains (losses) on partnership cash and stock distributions......   $      13.7     $      17.4     $      (4.7)
Net unrealized gains (losses) on partnership investments.....................          14.4            38.2           (47.2)
Partnership operating expenses...............................................          (2.6)           (6.6)           (7.4)
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS).................................................   $      25.5     $      49.0     $     (59.3)
                                                                               ==============  ==============  ==============

Amounts applicable to the closed block.......................................   $       6.2     $      12.8     $      --
                                                                               ==============  ==============  ==============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows:

                                                                                           YEAR ENDED DECEMBER 31,
ADJUSTMENT OF VENTURE CAPITAL INVESTMENT INCOME                                ----------------------------------------------
RELATED TO RECEIPT OF FINANCIAL STATEMENTS:                                         2004            2003            2002
($ amounts in millions)                                                        --------------  --------------  --------------

Closed block.................................................................   $       1.0     $      --       $      --
General account..............................................................           6.8            33.4            12.8
                                                                               --------------  --------------  --------------
TOTAL........................................................................   $       7.8     $      33.4     $      12.8
                                                                               ==============  ==============  ==============


                                                                                           YEAR ENDED DECEMBER 31,
INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                           ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Contributions................................................................   $      59.2     $      41.3     $      43.0
Equity in earnings (losses) of partnerships..................................          25.5            49.0           (59.3)
Distributions................................................................         (64.3)          (43.6)          (41.7)
Proceeds from sale of partnership interests..................................          --             (26.1)           --
Realized loss on sale of partnership interests...............................          --             (14.3)           (5.1)
                                                                               --------------  --------------  --------------
Change in venture capital partnerships.......................................          20.4             6.3           (63.1)
Venture capital partnership investments, beginning of period.................         234.9           228.6           291.7
                                                                               --------------  --------------  --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $     255.3     $     234.9     $     228.6
                                                                               ==============  ==============  ==============


UNFUNDED COMMITMENTS AND INVESTMENTS IN VENTURE CAPITAL PARTNERSHIPS:                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
UNFUNDED COMMITMENTS
Closed block                                                                                    $      83.0     $      48.3
Venture capital segment.....................................................................           53.5            76.7
                                                                                               ==============  ==============
TOTAL UNFUNDED COMMITMENTS..................................................................    $     136.5     $     125.0
                                                                                               ==============  ==============

VENTURE CAPITAL PARTNERSHIPS
Closed block                                                                                    $      52.4     $      38.6
Venture capital segment.....................................................................          202.9           196.3
                                                                                               ==============  ==============
TOTAL VENTURE CAPITAL PARTNERSHIPS..........................................................    $     255.3     $     234.9
                                                                                               ==============  ==============

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $5.1 million in 2002 and $14.3 million in 2003 to reflect the proceeds received.

AFFILIATE EQUITY AND DEBT SECURITIES

[begin italic] Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity. [end italic]

We present affiliate debt securities in the available-for-sale debt securities caption.

                                                                                                  AS OF DECEMBER 31, 2003
CARRYING VALUE AND COST OF AFFILIATE SECURITIES:                                               ------------------------------
($ amounts in millions)                                                                          CARRYING
                                                                                                   VALUE           COST
                                                                                               --------------  --------------

Aberdeen common stock.......................................................................    $      38.3     $      20.0
Other.......................................................................................            9.2            18.9
                                                                                               --------------  --------------
AFFILIATE EQUITY SECURITIES.................................................................    $      47.5     $      38.9
                                                                                               ==============  ==============

Aberdeen 7.5% convertible notes.............................................................    $      27.5     $      27.5
                                                                                               --------------  --------------
AFFILIATE DEBT SECURITIES...................................................................    $      27.5     $      27.5
                                                                                               ==============  ==============

The cost basis of Aberdeen common stock is adjusted to reflect an other-than-temporary impairment of $89.1 million, which we recognized as a realized investment loss in 2003.


                                                                                          YEAR ENDED DECEMBER 31,
SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                 ----------------------------------------------
($ amounts in millions)                                                            2004            2003            2002
                                                                               --------------  --------------  --------------

Aberdeen common stock dividends..............................................   $       3.0     $       2.7     $       3.8
Equity in Aberdeen undistributed income (loss)...............................         (21.9)           (2.0)            2.3
HRH common stock dividends...................................................          --              --               0.5
Equity in HRH undistributed income...........................................          --              --               2.5
Other........................................................................           1.7            (2.7)           (3.2)
                                                                               --------------  --------------  --------------
AFFILIATE EQUITY SECURITIES INVESTMENT INCOME................................   $     (17.2)    $      (2.0)    $       5.9
                                                                               ==============  ==============  ==============

Aberdeen convertible notes and bonds.........................................   $       2.0     $       2.5     $       3.8
Aberdeen 5.875% convertible notes............................................          --               0.1             1.3
                                                                               --------------  --------------  --------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME..................................   $       2.0     $       2.6     $       5.1
                                                                               ==============  ==============  ==============

ABERDEEN. As of December 31, 2004 and 2003, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

During 2003, we recorded a non-cash realized investment loss of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. In addition, as of December 31, 2003 we owned $27.5 million in Aberdeen convertible subordinated notes which were repaid in full to us on November 19, 2004. Concurrent with this paydown, we relinquished our contractual right to one of two Aberdeen board seats held related to our 16.5% equity interest in Aberdeen at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of income for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method.


                                                                                         YEAR ENDED DECEMBER 31,
AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                               ---------------------------------------------
($ amounts in millions)                                                            2004            2003            2002
                                                                               --------------  --------------  --------------

Equity in undistributed earnings (losses) of affiliates......................   $     (12.3)    $       0.5     $       3.7
Unrealized gain on trading securities........................................          55.1            --              --
Realized investment gain (loss)..............................................          --             (55.0)           --
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................   $      42.8     $     (54.5)    $       3.7
                                                                               ==============  ==============  ==============

The carrying value of our equity investment in Aberdeen is $87.3 million at December 31, 2004 and is presented as a trading equity security on our consolidated balance sheet.

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, which will be recognized as a realized investment loss in our 2005 consolidated statement of income. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. We continue to participate in sub-advisory arrangements related to several of our asset management product offerings with Aberdeen, the financial effects of which are not material to our consolidated financial statements.

POLICY LOANS AND OTHER INVESTED ASSETS

[begin italic] Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements. [end italic]


                                                                                                     AS OF DECEMBER 31,
OTHER INVESTED ASSETS:                                                                         ------------------------------
($ amounts in millions)                                                                            2004            2003
                                                                                               --------------  --------------

Transportation and other equipment leases...................................................    $      67.8     $      68.7
Separate account equity investments.........................................................           40.0            49.2
Mezzanine partnerships......................................................................           61.7            50.9
Affordable housing partnerships.............................................................           23.4            24.8
Derivative instruments (Note 12)............................................................           19.4            30.0
Other affiliate investments.................................................................            8.8            20.3
Real estate.................................................................................           70.1            64.0
Other partnership interests.................................................................           76.3            80.8
                                                                                               --------------  --------------
OTHER INVESTED ASSETS.......................................................................    $     367.5     $     388.7
                                                                                               ==============  ==============

Amounts applicable to the closed block......................................................    $      60.0     $      46.7
                                                                                               ==============  ==============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize realized investment gains and losses on asset dispositions on a first-in, first-out basis and when declines in fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income. [end italic]

                                                                                           YEAR ENDED DECEMBER 31,
SOURCES OF NET INVESTMENT INCOME:                                              ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------
Debt securities..............................................................   $     774.4     $     767.0     $     734.1
Equity securities............................................................           3.2             2.1             3.9
Mortgage loans...............................................................          22.5            32.6            40.4
Venture capital partnerships.................................................          25.5            49.0           (59.3)
Affiliate equity securities..................................................          --              --               5.9
Policy loans.................................................................         167.1           171.7           171.8
Other investments............................................................          48.8            35.0            17.1
Cash and cash equivalents....................................................           4.4             6.8            10.8
                                                                               --------------  --------------  --------------
Total investment income......................................................       1,045.9         1,064.2           924.7
  Less:  Investment expenses.................................................          18.0            18.2            17.4
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,027.9         1,046.0           907.3
Debt and equity securities pledged as collateral (Note 7)....................          40.1            52.2            31.0
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME........................................................   $   1,068.0     $   1,098.2     $     938.3
                                                                               ==============  ==============  ==============

Amounts applicable to the closed block.......................................   $     560.0     $     573.1     $     562.0
                                                                               ==============  ==============  ==============

For 2004, 2003 and 2002, net investment income was lower by $9.5 million, $10.4 million and $6.2 million, respectively, due to non-income producing debt securities. Of these amounts, $5.8 million, $5.5 million and $5.2 million, respectively, related to the closed block.


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                             YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ---------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt security impairments....................................................   $     (15.5)    $     (76.1)    $    (114.3)
Equity security impairments..................................................          (1.5)           (4.3)           (9.8)
Mortgage loan impairments....................................................          --              (4.1)           (0.6)
Venture capital partnership impairments......................................          --              (4.6)           (5.1)
Affiliate equity security impairments........................................         (11.0)          (96.9)           --
Other invested asset impairments.............................................          (3.3)          (16.5)          (22.0)
Debt and equity securities pledged as collateral impairments.................         (16.6)           (8.3)          (34.9)
                                                                               --------------  --------------  --------------
IMPAIRMENT LOSSES............................................................         (47.9)         (210.8)         (186.7)
                                                                               --------------  --------------  --------------
Debt security transaction gains..............................................          39.0            93.7            92.6
Debt security transaction losses.............................................         (10.6)          (28.9)          (45.9)
Equity security transaction gains............................................          17.7            58.8           116.3
Equity security transaction losses...........................................          (5.9)           (9.2)          (22.4)
Mortgage loan transaction gains (losses).....................................           0.2            (1.3)            0.2
Venture capital partnership transaction losses...............................          --              (9.7)           --
Other invested asset transaction gains (losses)..............................           5.5             9.4             2.1
                                                                               --------------  --------------  --------------
NET TRANSACTION GAINS........................................................          45.9           112.8           142.9
                                                                               --------------  --------------  --------------
NET REALIZED INVESTMENT LOSSES...............................................   $      (2.0)    $     (98.0)    $     (43.8)
                                                                               --------------  --------------  --------------

Net realized investment losses...............................................   $      (2.0)    $     (98.0)    $     (43.8)
                                                                               --------------  --------------  --------------
Applicable closed block policyholder dividend obligation (reduction).........           3.7            (5.9)          (40.3)
Applicable deferred policy acquisition costs (benefit).......................          (0.4)           (4.1)           25.1
Applicable deferred income tax benefit.......................................           3.1           (35.6)           (0.5)
                                                                               --------------  --------------  --------------
Offsets to realized investment losses........................................           6.4           (45.6)          (15.7)
                                                                               --------------  --------------  --------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME........................   $      (8.4)    $     (52.4)    $     (28.1)
                                                                               ==============  ==============  ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million, $5.9 million and $8.6 million for 2004, 2003 and 2002, respectively.

On May 25, 2004, we sold our Enfield, Connecticut office facility for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

UNREALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable DAC and applicable deferred income taxes. [end italic]

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt securities..............................................................   $     (27.1)    $     (66.1)    $     404.1
Equity securities............................................................           0.2           (27.7)           22.8
Debt and equity securities pledged as collateral.............................           7.8           116.4            42.6
Other investments............................................................          --               4.9            (1.1)
                                                                               --------------  --------------  --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)..........................   $     (19.1)    $      27.5     $     468.4
                                                                               ==============  ==============  ==============

Net unrealized investment gains (losses).....................................   $     (19.1)    $      27.5     $     468.4
                                                                               --------------  --------------  --------------
Applicable policyholder dividend obligation..................................           3.6           (45.5)          369.4
Applicable deferred policy acquisition costs.................................          (7.7)          (12.4)           95.9
Applicable deferred income taxes (benefit)...................................          (9.8)           (5.4)          (13.8)
                                                                               --------------  --------------  --------------
Offsets to net unrealized investment gains...................................         (13.9)          (63.3)          451.5
                                                                               --------------  --------------  --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)...........................   $      (5.2)    $      90.8     $      16.9
                                                                               ==============  ==============  ==============

INVESTING CASH FLOWS

[begin italic] Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less. [end italic]

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:
($ amounts in millions)                                                                    YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt security purchases......................................................   $  (4,052.9)    $  (5,385.4)    $  (4,725.5)
Equity security purchases....................................................         (66.3)         (125.4)          (58.3)
Venture capital partnership investments......................................         (59.3)          (41.6)          (43.0)
Affiliate equity and debt security purchases.................................          --              --             (28.0)
Other invested asset purchases...............................................         (25.8)          (27.2)          (73.0)
Policy loan advances, net....................................................          44.7           (31.9)          (23.7)
                                                                               --------------  --------------  --------------
INVESTMENT PURCHASES.........................................................   $  (4,159.6)    $  (5,611.5)    $  (4,951.5)
                                                                               ==============  ==============  ==============

Debt securities sales........................................................   $   2,405.2     $   2,124.7     $   1,805.1
Debt securities maturities and repayments....................................       1,483.0         1,792.0         1,305.6
Equity security sales........................................................         111.2           235.7           273.2
Mortgage loan maturities and principal repayments............................          77.2           180.3            67.7
Venture capital partnership capital distributions............................          59.4            54.2            28.5
Affiliate securities sales...................................................           1.0            --              --
Real estate and other invested assets sales..................................          76.8            30.3            69.9
                                                                               --------------  --------------  --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   4,213.8     $   4,417.2     $   3,550.0
                                                                               ==============  ==============  ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2004 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended 2004.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ amounts in millions)                                                            DEBT          LOANS AT
                                                                                SECURITIES       CARRYING
                                                                                  AT COST          VALUE          TOTAL
                                                                               --------------  --------------  --------------

Due in one year or less......................................................   $     164.7     $      25.1     $     189.8
Due after one year through five years........................................       2,356.0            89.3         2,445.3
Due after five years through ten years.......................................       3,642.4            59.8         3,702.2
Due after ten years..........................................................       6,725.9            33.7         6,759.6
                                                                               --------------  --------------  --------------
TOTAL........................................................................   $  12,889.0     $     207.9     $  13,096.9
                                                                               ==============  ==============  ==============


4. GOODWILL AND OTHER INTANGIBLE ASSETS

[begin italic] Effective January 1, 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting unit level at least annually. To test for impairments, we calculate the fair value of each reporting unit based on the sum of a multiple of revenue and the fair value of the unit's tangible net assets. We compare the calculated fair value to the recorded values and record an impairment, if warranted. [end italic]

Upon adoption of the new accounting standard, we recorded an after-tax cumulative effect charge of $10.3 million to reduce the carrying value of goodwill and other indefinite-lived intangible assets to fair value. This reduction was related to an international equity investment.


GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                      YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                     GROSS           NET             GROSS            NET
                                                                --------------  --------------   --------------  --------------

Goodwill.....................................................    $       5.8     $       4.5      $       5.8     $       4.5
Other........................................................            3.2             0.6              3.2             0.6
                                                                --------------  --------------   --------------  --------------
GOODWILL AND OTHER INTANGIBLE ASSETS.........................    $       9.0     $       5.1      $       9.0     $       5.1
                                                                ==============  ==============   ==============  ==============

During 2003, in a series of transactions with PFG Holdings, Inc. (PFG), we converted $5.5 million of convertible debentures with PFG and acquired additional common stock of PFG for $5.5 million. These transactions increased our ownership in PFG from 67% to 71% and generated additional goodwill of $2.0 million.

No amortization of intangible assets is expected over the next five years.

5. FINANCING ACTIVITIES

INDEBTEDNESS

[begin italic] We record indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we determine the fair value of indebtedness based on contractual cash flows discounted at market rates. [end italic]

INDEBTEDNESS:                                                                          AS OF DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                              2004                           2003
                                                                ------------------------------   ------------------------------
                                                                  CARRYING          FAIR           CARRYING          FAIR
                                                                    VALUE           VALUE            VALUE           VALUE
                                                                --------------  --------------   --------------  --------------

6.95% surplus notes..........................................    $      30.2     $      34.4      $     175.0     $     188.8
7.15% surplus notes..........................................          173.9           174.8             --              --
                                                                --------------  --------------   --------------  --------------
TOTAL INDEBTEDNESS...........................................    $     204.1     $     209.2      $     175.0     $     188.8
                                                                ==============  ==============   ==============  ==============

Our 6.95% and 7.15% surplus notes are due December 1, 2006 and December 15, 2034, respectively. The carrying value of the 2034 notes is net of $1.1 million of unamortized original issue discount. Interest payments are at an annual rate of 6.95% and 7.15%, respectively, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The 6.95% notes have no early redemption provisions. The 7.15% notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York insurance law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% notes and recognized an after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued the $175.0 million 7.15% notes.

On November 22, 2004, we entered into a new $150.0 million three-year, unsecured senior revolving credit facility to replace our prior $150.0 million credit facility that was to expire on December 20, 2004. The prior facility consisted of two tranches: a $112.5 million, 364-day revolving credit facility and a $37.5 million three-year revolving credit facility. Potential borrowers on the new credit line are The Phoenix Companies, Inc., Phoenix Investment Partners and Phoenix Life. The Phoenix Companies guarantees any loans under this new facility to Phoenix Life and Phoenix Investment Partners. Base rate loans will bear interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans will bear interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. The $25 million drawn by Phoenix Investment Partners on the prior facility was refinanced using this new facility at the Eurodollar rate.


INTEREST EXPENSE ON INDEBTEDNESS:                                                          YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

INTEREST EXPENSE INCURRED....................................................   $      12.8     $      12.2     $      12.2
                                                                               ==============  ==============  ==============
INTEREST PAID................................................................   $      12.6     $      12.2     $      12.2
                                                                               ==============  ==============  ==============


6. SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

[begin italic] Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered. [end italic]

7. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, we serve as the investment advisor to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the three in the table below. These eight collateralized obligation trusts are investment trusts with aggregate assets of $3.0 billion that are primarily invested in a variety of fixed income securities acquired from third parties. These collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties, as well as to our principal life insurance subsidiary's general account. Our asset management affiliates earned advisory fees of $8.0 million, $10.4 million and $7.9 million during the years ended December 31, 2004, 2003 and 2002, respectively. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our life insurance subsidiary's general account direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our life insurance subsidiary's direct investment in the eight collateralized obligation trusts is $79.9 million at December 31, 2004 ($30.9 million of which relates to trusts that are consolidated). Of that exposure, $54.7 million ($20.0 million of which relates to trust that are consolidated) relates to investment grade debt securities and loss of management fees.

We consolidated three collateralized obligation trusts as of December 31, 2004, 2003 and 2002. As of December 31, 2004, our direct investment in the three consolidated collateralized obligation trusts is $30.9 million ($20.0 million of which is an investment grade debt security). We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $3.4 million, $3.6 million and $2.6 million for the years ended December 31, 2004, 2003 and 2002, respectively, related to these three consolidated obligation trusts.

Five variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $1.6 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $49.0 million ($34.7 million of which are investment grade debt securities at December 31, 2004). We recognized investment advisory fee revenues related to the unconsolidated variable interest entities of $4.6 million, $6.8 million and $5.3 million for the years ended December 31, 2004, 2003 and 2002, respectively.


CONSOLIDATED VARIABLE INTEREST ENTITIES:                                                             AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I...............................................................................    $      94.4     $     148.8
Phoenix CDO II..............................................................................          294.5           332.6
Phoenix-Mistic 2002-1 CDO...................................................................          967.0           963.4
                                                                                               --------------  --------------
TOTAL.......................................................................................    $   1,355.9     $   1,444.8
                                                                                               ==============  ==============

NON-RECOURSE COLLATERALIZED OBLIGATIONS:
Phoenix CDO I (March 2011 maturity).........................................................    $     127.3     $     183.2
Phoenix CDO II (December 2012 mandatorily redeemable).......................................          329.4           375.6
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).........................................          898.5           913.2
                                                                                               --------------  --------------
TOTAL.......................................................................................    $   1,355.2     $   1,472.0
                                                                                               ==============  ==============

Assets pledged as collateral consist of available-for-sale debt and equity securities at fair value of $1,278.8 million and $1,350.0 million at December 31, 2004 and 2003, respectively. In addition, cash and accrued investment income of $77.1 million and $94.8 million are included in these amounts at December 31, 2004 and 2003, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $1,253.4 million and $1,344.2 million at December 31, 2004 and 2003, respectively, and non-recourse derivative cash flow hedge liabilities of $101.8 million (notional amount of $1,118.2 million with maturities of 2005-2013) and $127.7 million (notional amount of $1,211.3 million with maturities of 2005-2013) at December 31, 2004 and 2003, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $37.7 million and $22.3 million at December 31, 2004 and 2003, respectively.

[begin italic] Collateralized obligations for which Phoenix Investment Partners is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a significant amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse, to us, for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value and are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income. [end italic]

EFFECT OF CONSOLIDATION OF COLLATERALIZED OBLIGATION TRUSTS:                                 AS OF AND FOR THE
($ amounts in millions)                                                                   YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Decrease in net income or increase in net loss...............................   $     (12.9)    $      (2.4)    $     (26.3)
                                                                               ==============  ==============  ==============

Reduction to stockholders' equity............................................   $     (67.5)    $     (77.3)    $    (204.9)
                                                                               ==============  ==============  ==============

The above non-cash charges to earnings and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2014 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The FASB continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES                                    AS OF DECEMBER 31,
PLEDGED AS COLLATERAL:                                          ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE        COST          FAIR VALUE         COST
                                                                --------------  --------------   --------------  --------------

Debt securities pledged as collateral........................    $   1,276.9     $   1,159.9      $   1,348.8     $   1,238.6
Equity securities pledged as collateral......................            1.9             0.4              1.2             0.7
                                                                --------------  --------------   --------------  --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $   1,278.8     $   1,160.3      $   1,350.0     $   1,239.3
                                                                ==============  ==============   ==============  ==============


GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                                         AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:               --------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   -----------------------------
                                                                     GAINS          LOSSES            GAINS          LOSSES
                                                                --------------  --------------   --------------  --------------

Debt securities pledged as collateral........................    $     131.3     $     (14.3)     $     138.5     $     (28.3)
Equity securities pledged as collateral......................            1.6            (0.1)             0.7            (0.2)
                                                                --------------  --------------   --------------  --------------
TOTAL........................................................    $     132.9     $     (14.4)     $     139.2     $     (28.5)
                                                                ==============  ==============   ==============  ==============
NET UNREALIZED GAINS.........................................    $     118.5                      $     110.7
                                                                ==============                   ==============


AGING OF TEMPORARILY IMPAIRED                                              AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES PLEDGED           ------------------------------------------------------------------------------------
AS COLLATERAL:                                   LESS THAN 12 MONTHS        GREATER THAN 12 MONTHS              TOTAL
($ amounts in millions)                      --------------------------   --------------------------   --------------------------
                                                 FAIR       UNREALIZED        FAIR       UNREALIZED       FAIR        UNREALIZED
                                                 VALUE        LOSSES          VALUE        LOSSES         VALUE         LOSSES
                                             ------------  ------------   ------------  ------------   ------------  ------------

Corporate..................................   $     16.2    $     (0.2)    $     25.2    $     (4.0)    $     41.4    $     (4.2)
Mortgage-backed............................         --            --             23.9          (8.3)          23.9          (8.3)
Other asset-backed.........................         --            --             21.0          (1.8)          21.0          (1.8)
                                             ------------  ------------   ------------  ------------   ------------  ------------
DEBT SECURITIES............................   $     16.2    $     (0.2)    $     70.1    $    (14.1)    $     86.3    $    (14.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --            --             --            (0.1)          --            (0.1)
                                             ------------  ------------   ------------  ------------   ------------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     16.2    $     (0.2)    $     70.1    $    (14.2)    $     86.3    $    (14.4)
                                             ============  ============   ============  ============   ============  ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $14.3 million at December 31, 2004. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $7.8 million at December 31, 2004. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2004.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                2004
($ amounts in millions)                                                                                           COST
                                                                                                              --------------

Due in one year or less.....................................................................................   $      20.7
Due after one year through five years.......................................................................         294.3
Due after five years through ten years......................................................................         689.8
Due after ten years.........................................................................................         155.1
                                                                                                              --------------
TOTAL DEBT SECURITIES.......................................................................................   $   1,159.9
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2004 and 2003 is ($0.7) million and $0.0 million, respectively. See Note 7 to our consolidated financial statements for information on realized investment losses related to these CDOs.

8. INCOME TAXES

[begin italic] We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such benefits to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return. [end italic]

ALLOCATION OF INCOME TAXES:                                                                YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $     (12.5)    $       1.5     $     (14.3)
  Deferred...................................................................          72.2             2.4            (3.7)
                                                                               --------------  --------------  --------------
  Continuing operations......................................................          59.7             3.9           (18.0)
  Equity in earnings of affiliates...........................................          (6.8)           (0.2)            2.6
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................          52.9             3.7           (15.4)
Other comprehensive income...................................................         (14.0)           (2.4)           (6.0)
                                                                               --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS)..................................................   $      38.9     $       1.3     $     (21.4)
                                                                               ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)................................................   $       6.0     $       1.3     $      (2.2)
                                                                               ==============  ==============  ==============


EFFECTIVE INCOME TAX RATE:                                                                 YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Income (loss) from continuing operations before income taxes
  and minority interest......................................................   $     194.0     $      41.1     $     (33.0)
                                                                               --------------  --------------  --------------
Income taxes (benefit) at statutory rate of 35.0%............................          67.9            14.4           (11.6)
Tax-advantaged investment income.............................................         (10.8)           (6.9)          (12.6)
Tax interest recoveries......................................................          --              (1.1)           --
Realized losses on available-for-sale securities pledged as collateral.......           4.5             0.9             9.2
Other, net...................................................................          (1.9)           (3.4)           (3.0)
                                                                               --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS...................   $      59.7     $       3.9     $     (18.0)
                                                                               ==============  ==============  ==============

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                      YEAR ENDED
($ amounts in millions)                                                                                 DECEMBER 31,
                                                                                               ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     214.1     $     215.2
Unearned premiums / deferred revenues.......................................................          118.1           125.1
Employee benefits...........................................................................           73.0            74.0
Intangible assets...........................................................................            2.6             2.7
Net operating loss carryover benefits.......................................................           29.9            39.3
Low income housing tax credit carryover benefits............................................           12.3            12.3
Foreign tax credits carryover benefits......................................................            0.1             0.1
Valuation allowance.........................................................................           (1.1)           (1.7)
Other.......................................................................................            6.1             1.0
                                                                                               --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          455.1           468.0
                                                                                               --------------  --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (335.6)         (316.1)
Investments.................................................................................         (133.2)         (114.9)
Other.......................................................................................           (7.8)           (6.8)
                                                                                               --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (476.6)         (437.8)
                                                                                               --------------  --------------
DEFERRED INCOME TAX ASSETS (LIABILITIES)....................................................    $     (21.5)    $      30.2
                                                                                               ==============  ==============

We have elected to file a consolidated federal income tax return for 2004 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2004, we had deferred tax assets related to net operating losses of $28.8 million for federal income tax purposes and $1.1 million for state income tax purposes. The deferred tax assets related to the federal net operating losses are scheduled to expire as follows: $21.4 million in 2017, $4.4 million in 2018 and $3.0 million in 2023. The deferred tax assets related to the state net operating losses relate to the non-life subgroup and are scheduled to expire between 2020 and 2023. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, a $1.1 million and a $1.7 million valuation allowance has been established at the end of 2004 and 2003, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2004, the deferred income tax assets of $12.3 million related to low income housing tax credits are expected to expire as follows: $4.1 million in 2022, $4.1 million in 2023 and $4.1 million in 2024.

As of December 31, 2004, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2004 and 2003 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution. Tax-advantaged investment income for 2004 includes a $5.7 million benefit related to the favorable resolution of certain tax matters with the IRS.

9. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

[begin italic] We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this forgiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002. [end italic]

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                                YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.75%           6.00%           6.50%
Future compensation increase rate............................................       4.00%           3.50%           3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%           8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%           5.00%
Future health care cost increase rate, age 64 and younger....................       8.50%           9.25%          10.00%
Future health care cost increase rate, age 65 and older......................      10.50%          11.25%          12.00%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       6.00%           6.50%           7.00%
Future compensation increase rate............................................       3.50%           3.50%           4.00%
Pension plan assets long-term rate of return.................................       8.50%           8.50%           9.00%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%           5.00%
Future health care cost increase rate, age 64 and younger....................       9.25%          10.00%           5.50%
Future health care cost increase rate, age 65 and older......................      11.25%          12.00%           5.50%


CHANGES IN PENSION PLANS' ASSETS AND                                                YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  ---------------------------------------------------------------
($ amounts in millions)                                                 EMPLOYEE PLAN                  SUPPLEMENTAL PLAN
                                                                ------------------------------   ------------------------------
                                                                     2004            2003             2004            2003
                                                                --------------  --------------   --------------  --------------

PLANS' ASSETS
Plan assets' actual gain (loss)..............................    $      44.3     $      66.4      $      --       $      --
Employer contributions.......................................            8.9            --                5.7             5.1
Participant benefit payments.................................          (25.7)          (25.2)            (5.7)           (5.1)
                                                                --------------  --------------   --------------  --------------
Change in plan assets........................................           27.5            41.2             --              --
Plan assets, beginning of year...............................          368.9           327.7             --              --
                                                                --------------  --------------   --------------  --------------
PLANS' ASSETS, END OF YEAR...................................    $     396.4     $     368.9      $      --       $      --
                                                                ==============  ==============   ==============  ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (36.1)    $     (37.1)     $      (7.0)    $      (8.4)
Actuarial gain (loss)........................................          (35.5)          (39.9)           (11.2)            7.6
Curtailment gain (loss)......................................            7.5             1.3              2.7            (2.2)
Participant benefit payments.................................           25.7            25.2              5.7             5.1
                                                                --------------  --------------   --------------  --------------
Change in projected benefit obligation.......................          (38.4)          (50.5)            (9.8)            2.1
Projected benefit obligation, beginning of year..............         (460.6)         (410.1)          (124.8)         (126.9)
                                                                --------------  --------------   --------------  --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (499.0)    $    (460.6)     $    (134.6)    $    (124.8)
                                                                ==============  ==============   ==============  ==============


FUNDED STATUS OF PENSION PLANS:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                         EMPLOYEE PLAN                 SUPPLEMENTAL PLAN
                                                                ------------------------------   ------------------------------
                                                                     2004            2003             2004            2003
                                                                --------------  --------------   --------------  --------------

Excess of accrued pension benefit cost over amount
  contributed to plan........................................    $     (37.0)    $     (38.3)     $     (86.0)    $     (82.0)
Excess of accumulated benefit  obligation over plan assets...          (41.2)          (27.4)           (40.6)          (30.9)
                                                                --------------  --------------   --------------  --------------
Accrued benefit obligation in other liabilities..............          (78.2)          (65.7)          (126.6)         (112.9)
Intangible asset.............................................            8.0            11.0             --              --
Minimum pension liability adjustment in accumulated
  other comprehensive income.................................           33.2            16.4             40.6            30.9
                                                                --------------  --------------   --------------  --------------
Funding status recognized in balance sheet...................          (37.0)          (38.3)           (86.0)          (82.0)
                                                                --------------  --------------   --------------  --------------
Net unamortized loss.........................................          (57.6)          (44.8)           (52.6)          (47.6)
Unamortized prior service (cost) credit......................           (8.0)          (11.0)             4.0             4.8
Net unamortized transition asset.............................           --               2.4             --              --
                                                                --------------  --------------   --------------  --------------
Funding status unrecognized in balance sheet.................          (65.6)          (53.4)           (48.6)          (42.8)
                                                                --------------  --------------   --------------  --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS,
  END OF YEAR................................................    $    (102.6)    $     (91.7)     $    (134.6)    $    (124.8)
                                                                ==============  ==============   ==============  ==============

The Phoenix Companies expects to contribute $43.3 million to the employee pension plan through 2009, including $6.5 million during 2005.


FUNDED STATUS OF OTHER POSTRETIREMENT BENEFIT PLANS:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------

Accrued benefit obligation included in other liabilities....................................    $     (88.0)    $    (100.5)
                                                                                               --------------  --------------
Net unamortized gain........................................................................           10.3             6.3
Unamortized prior service (costs) credits...................................................            7.4            15.5
                                                                                               --------------  --------------
Funding status unrecognized in balance sheet................................................           17.7            21.8
                                                                                               --------------  --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR............................    $     (70.3)    $     (78.7)
                                                                                               ==============  ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded a non-recurring expense of $31.8 million ($20.7 million after income taxes), $5.2 million ($3.2 million after income taxes) and $30.5 million ($20.1 million after income taxes) in 2004, 2003 and 2002, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services. Reserves for management restructuring agreements are not material to our consolidated financial statements at December 31, 2004 and 2003.

10. OTHER COMPREHENSIVE INCOME

[begin italic] We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income. We also consider unrealized foreign currency losses when evaluating investments for impairment. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately. [end italic]

SOURCES OF OTHER COMPREHENSIVE INCOME:                                      YEAR ENDED DECEMBER 31,
($ amounts in millions)                      --------------------------------------------------------------------------------------
                                                         2004                         2003                         2002
                                             ---------------------------   --------------------------   ---------------------------
                                                 GROSS          NET           GROSS          NET           GROSS           NET
                                             ------------  -------------   ------------  ------------   ------------  -------------

Unrealized gains (losses) on
  investments.............................    $     23.9    $     17.2      $    140.9    $    164.5     $    609.1    $    108.3
Net realized investment losses on
  available-for-sale securities included
  in net income...........................         (43.0)        (22.4)         (113.4)        (73.7)        (140.7)        (91.4)
                                             ------------  -------------   ------------  ------------   ------------  -------------
Net unrealized investment gains...........         (19.1)         (5.2)           27.5          90.8          468.4          16.9
Net unrealized foreign currency
  translation adjustment .................          (4.6)         (0.6)           11.9           8.2            7.1           1.2
Net unrealized derivative instruments
  gains (losses)..........................          13.1          13.3            35.9          36.6         (128.0)       (129.9)
                                             ------------  -------------   ------------  ------------   ------------  -------------
Other comprehensive income (loss).........         (10.6)   $      7.5            75.3    $    135.6          347.5    $   (111.8)
                                             ------------  =============   ------------  ============   ------------  =============
Applicable policyholder dividend
  obligation..............................           3.6                         (45.5)                       369.4
Applicable deferred policy acquisition
  cost amortization.......................          (7.7)                        (12.4)                        95.9
Applicable deferred income taxes
  (benefit)...............................         (14.0)                         (2.4)                        (6.0)
                                             --------------                -------------                -------------
Offsets to other comprehensive income.....         (18.1)                        (60.3)                       459.3
                                             --------------                -------------                -------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $      7.5                    $    135.6                   $   (111.8)
                                             ==============                =============                =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                       AS OF DECEMBER 31,
($ amounts in millions)                                                 -------------------------------------------------------
                                                                                   2004                         2003
                                                                        --------------------------   --------------------------
                                                                            GROSS         NET            GROSS         NET
                                                                        ------------  ------------   ------------  ------------

Unrealized gains on investments....................................      $    718.9    $    152.7     $    738.0    $    157.9
Unrealized foreign currency translation adjustment.................             5.7           3.2           10.3           3.8
Unrealized losses on derivative instruments........................          (123.2)       (107.4)        (136.3)       (120.7)
                                                                        ------------  ------------   ------------  -------------
Accumulated other comprehensive income.............................           601.4    $     48.5          612.0    $     41.0
                                                                        ------------  ============   ------------  =============
Applicable policyholder dividend obligation........................           436.3                        432.7
Applicable deferred policy acquisition costs.......................            86.4                         94.1
Applicable deferred income taxes...................................            30.2                         44.2
                                                                        -------------                -------------
Offsets to accumulated other comprehensive income..................           552.9                        571.0
                                                                        -------------                -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME.............................      $     48.5                   $     41.0
                                                                        =============                =============


11. DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. See Note 16 for further information regarding our discontinued reinsurance and group life and health operations.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.

12. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

[begin italic] We recognize all derivative instruments on the balance sheet at fair value. Generally, we designate each derivative according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred. [end italic]


DERIVATIVE INSTRUMENTS HELD IN                                                              AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                         --------------------------------------------------------
($ amounts in millions)                                                             2004                        2003
                                                                         --------------------------   ---------------------------
                                               NOTIONAL
                                                AMOUNT        MATURITY       ASSET      LIABILITY         ASSET       LIABILITY
                                             -------------  -----------  ------------  ------------   -------------  ------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30       2007       $       2.8   $      --      $       4.5    $     --
    Non-hedging derivative instruments....           360       2007              16.5          14.0           25.1          21.7
Other.....................................            50     2004-2008            0.1          --              0.4          --
                                             -------------               ------------  ------------   -------------  ------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      440                  $      19.4   $      14.0    $      30.0    $     21.7
                                             =============               ============  ============   =============  ============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2004, 2003 and 2002. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $19.4 million as of December 31, 2004. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS
CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                          AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          ---------------------------------------------------------------
($ amounts in millions)                                                       2004                            2003
                                                                ------------------------------   ------------------------------
                                                                    CARRYING         FAIR           CARRYING         FAIR
                                                                     VALUE           VALUE            VALUE          VALUE
                                                                --------------  --------------   --------------  --------------

Cash and cash equivalents....................................    $     324.0     $     324.0      $     382.7     $     382.7
Debt securities (Note 3).....................................       13,473.6        13,473.6         13,268.8        13,268.8
Available-for-sale equity securities (Note 3)................          160.2           160.2            184.0           184.0
Trading equity securities....................................           87.3            87.3             --              --
Mortgage loans (Note 3)......................................          207.9           220.4            284.1           301.4
Debt and equity securities pledged as collateral (Note 7)....        1,278.8         1,278.8          1,350.0         1,350.0
Derivative financial instruments.............................           19.4            19.4             30.0            30.0
Policy loans (Note 3)........................................        2,196.7         2,318.0          2,241.4         2,370.0
                                                                --------------  --------------   --------------  --------------
FINANCIAL ASSETS.............................................    $  17,747.9     $  17,881.7      $  17,741.0     $  17,886.9
                                                                ==============  ==============   ==============  ==============

Investment contracts (Note 2)................................    $   3,492.4     $   3,510.8      $   3,642.7     $   3,680.8
Non-recourse collateralized obligations (Note 7).............        1,355.2         1,355.9          1,472.0         1,444.8
Indebtedness (Note 5)........................................          204.1           209.2            175.0           188.8
Derivative financial instruments.............................           14.0            14.0             21.7            21.7
                                                                --------------  --------------   --------------  --------------
FINANCIAL LIABILITIES........................................    $   5,065.7     $   5,089.9      $   5,311.4     $   5,336.1
                                                                ==============  ==============   ==============  ==============


13. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS


STATUTORY FINANCIAL DATA:                                                              AS OF AND FOR THE YEARS ENDED
($ amounts in millions)                                                                         DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003           2002
                                                                               --------------  --------------  --------------

Statutory capital, surplus, and surplus notes................................   $     814.6     $     762.9     $     861.0
Asset valuation reserve (AVR)................................................         213.6           198.6           147.0
                                                                               --------------  --------------  --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,028.2     $     961.5     $   1,008.0
                                                                               ==============  ==============  ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $      35.1     $      69.7     $      44.5
                                                                               ==============  ==============  ==============
STATUTORY NET INCOME.........................................................   $      47.1     $      21.5     $       7.5
                                                                               ==============  ==============  ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2004 and 2003.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $69.7 million in 2004 and is able to pay $35.1 million in dividends in 2005 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $35.1 million in 2005, would be subject to the discretion of the New York Superintendent of Insurance.

14. PREMISES AND EQUIPMENT

[begin italic] Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases. [end italic]

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                               AS OF DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                             2004                             2003
                                                                ------------------------------   ------------------------------
                                                                                    CARRYING                        CARRYING
                                                                     COST            VALUE            COST            VALUE
                                                                --------------  --------------   --------------  --------------

Real estate..................................................    $     116.0     $      45.7      $     148.8     $      63.5
Equipment....................................................          168.7            23.6            154.8            31.8
                                                                --------------  --------------   --------------  --------------
Premises and equipment cost and carrying value...............          284.7     $      69.3            303.6     $      95.3
                                                                                ==============                   ==============
Accumulated depreciation and amortization....................         (215.4)                          (208.3)
                                                                --------------                   --------------
PREMISES AND EQUIPMENT.......................................    $      69.3                      $      95.3
                                                                ==============                   ==============

Depreciation and amortization expense for premises and equipment for 2004, 2003 and 2002 totaled $11.3 million, $16.2 million and $15.7 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $6.7 million, $11.7 million and $12.7 million in 2004, 2003 and 2002, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $10.1 million as of December 31, 2004, payable as follows: 2004, $3.6 million; 2005, $3.2 million; 2006, $2.4 million; 2007, $0.8 million; and 2008, $0.1 million.

15. RELATED PARTY TRANSACTIONS

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $8.2 million, $8.2 million and $8.2 million for 2004, 2003 and 2002, respectively. Amounts payable to the affiliated investment advisors were $1.1 million and $1.5 million, as of December 31, 2004 and 2003, respectively. Variable product separate accounts fees were $3.2 million, $2.6 million and $5.3 million for 2004, 2003 and 2002, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 3%, 3% and 4% for the years ended December 31, 2004, 2003 and 2002, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $51.8 million for 2004 and $51.9 million for 2003. Amounts payable to PEPCO were $6.0 million and $5.5 million, as of December 31, 2004 and 2003, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than five percent of The Phoenix Companies' outstanding common stock. In 2004 and 2003, our subsidiaries incurred $32.4 million and $25.8 million, respectively, as compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees.

16. CONTINGENT LIABILITIES

In addition to the matters discussed below, we are, in the normal cause of business, involved in litigation both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, employer, investment advisor, investor or taxpayer. In addition, various regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws and laws governing the activities of broker-dealers. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows.

Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including late-trading and valuation issues. The Phoenix Companies' mutual funds, which we offer through the separate accounts associated with certain of our variable life insurance policies and variable annuity products, entitle us to impose restrictions on frequent exchanges and trades in the mutual funds and on transfers between sub-accounts and variable products. We, like many others in the financial services industry, have received requests for information from the SEC and state authorities, in each case requesting documentation and other information regarding various mutual fund regulatory issues. We continue to cooperate fully with these regulatory agencies in responding to these requests. In addition, representatives from the SEC's Office of Compliance, Inspections and Examinations are conducting compliance examinations of our mutual fund, variable annuity and mutual fund transfer agent operations.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue an action against us in the future.

These types of lawsuits and regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts. We also purchased aggregate excess-of-loss reinsurance to further protect us from unfavorable results from this discontinued business. On February 7, 2005 we notified the aggregate excess-of-loss reinsurer that we were exercising our option to commute this contract. The commutation will be effective during the second quarter of 2005. The effect of the commutation will not be material to our consolidated financial statements.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our aggregate excess-of-loss reinsurance, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including coverage available from our aggregate excess-of-loss reinsurance and reserves for amounts recoverable from retrocessionaires, were $110.0 million as of December 31, 2004. Our total amounts recoverable from retrocessionaires related to paid losses were $60.0 million as of December 31, 2004. We did not recognize any gains or losses related to our discontinued group accident and health reinsurance business during the years ended December 31, 2004, 2003 and 2002, respectively.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, as well as the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers), the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material effect on our financial position.

Additional information with respect to our group accident and health reinsurance run-off exposures follows:

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and two other facilities (Unicover facilities), which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we were involved in several proceedings in which the pool members asserted that they could deny coverage to certain insurers that claimed that they purchased reinsurance coverage from the pool. Those matters were settled. Also, the pool members were involved in proceedings arising from business ceded to the London market. Those proceedings were settled.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. In October 2002, the arbitration panel issued its decision that the agreement by which we provided retrocessional reinsurance to the pool was valid only to the extent of business bound or renewed to that agreement on or before August 31, 1998. This decision had the effect of granting us a substantial discount on our potential liabilities, because most of the business was bound or renewed to the agreement after August 31, 1998. In a clarification dated January 4, 2003, the arbitration panel confirmed its decision. Subsequently, billing disputes have arisen between certain pool members and the retrocessionaires, including us, concerning certain losses ceded to the retrocession agreements. A significant portion of our remaining potential liabilities as a retrocessionaire of the Unicover pool has been recovered from certain of our retrocessionaires, and additional amounts may be recovered from one other retrocessionaire, as discussed below under "Related Proceedings."

In one of the Unicover facilities' settlements, the Reliance facility settlement of January 2000, we paid a settlement amount of $97.9 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $38.8 million of the amount we paid under the settlement. A significant portion of the remainder of the settlement payment may be recovered from one other retrocessionaire, as discussed below under "Related Proceedings."

In the other Unicover facilities' settlement, the Lincoln facility settlement of March 2000, we paid a settlement amount of $11.6 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $6.0 million of the amount we paid under the settlement.

The amounts paid and the results achieved in the above settlements and arbitration decision were consistent with the amounts previously reflected in our consolidated financial statements.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. We have been involved in disputes with certain of our own retrocessionaires who had sought on various grounds to avoid paying any amounts to us. Most of those disputes, as described below, have been resolved.

Currently, we remain involved in a London arbitration proceeding with one of those retrocessionaires. The arbitration concerns an agreement under which the retrocessionaire reinsures us for up to $45 thousand per loss in excess of a $5 thousand retention. In June 2003, the arbitration panel issued its decision, which upheld in all material respects the retrocessional obligations to us. The retrocessionaire appealed the arbitration decision only with respect to the Unicover business. We received a favorable decision from the Court of Appeal in December 2004. The retrocessionaire submitted a request to the House of Lords to review the decision. Two other disputes with this retrocessionaire were settled in March 2004 and did not have a material effect on our reinsurance recoverable balances. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $45.0 million, subject to further development.

A dispute with another retrocessionaire was the subject of arbitration proceedings that we initiated in December 2003. The purpose of the arbitration proceedings was to confirm the validity and enforce the terms of the retrocessional contracts. In December 2004, we settled the dispute and discontinued the arbitration proceedings. The amount received and the results achieved in the settlement were consistent with the amounts previously reflected in our consolidated financial statements. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire was $0.0 million.

A dispute with a third retrocessionaire, which sought to avoid an excess-of-loss retrocession agreement, a surplus share retrocession agreement and a quota share retrocession agreement, was the subject of an arbitration in November 2003. In December 2003, the arbitration panel issued its interim decision, which is confidential. The financial implications of the interim decision are consistent with our current financial provisions. Since then, this retrocessionaire has paid $8.0 million to bring the account current. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $0.0 million, subject to further development. In June 2004 the arbitration panel relinquished its jurisdiction.

Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our remaining retrocessionaires disputes and successfully avoids its obligations. At this stage, we cannot estimate the amount at risk related to these potential disputes with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and business not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the London reinsurance market in which we participated from 1994 to 1997. These disputes involve multiple layers of reinsurance and allegations that the reinsurance programs created by the brokers involved in placing those layers were interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, we and many of these companies have participated in negotiations that have resulted in settlements of disputes relating to the

1994 and 1995 contract years. The amounts paid and the results achieved in the 1994 and 1995 contract year settlements are consistent with the amounts previously reflected in our consolidated financial statements. Although we are vigorously defending our contractual rights in respect of the 1996 and 1997 contract year disputes, we remain actively involved in attempts to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the remaining amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). However, it is our opinion based on current information that amounts included in our reserves as of December 31, 2004 are adequate with respect to the 1996 and 1997 contract year disputes.

                      THE PHOENIX EDGE(R) - VA FOR NEW YORK          [VERSION C]

                         PHOENIX LIFE INSURANCE COMPANY
         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT
                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                      PHOENIX LIFE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06102                                          PO Box 8027
                                                Boston, Massachusetts 02266-8027


                                   May 1, 2005

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2005. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.



                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Phoenix Life Insurance Company.............................................    2

Underwriter................................................................    2


Performance History........................................................    2

Calculation of Yield and Return............................................    7

Calculation of Annuity Payments ...........................................    8

Experts ...................................................................    9


Separate Account Financial Statements...................................... SA-1

Company Financials Statements.............................................   F-1

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06102-5056. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


UNDERWRITER
--------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly owned subsidiary of The Phoenix Companies, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.


   AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDING DECEMBER 31, 2004 FOR CONTRACTS WITH DEATH BENEFIT OPTION 1
-------------------------------------------------------------------------------------------------------------------
                                                                                                         SINCE
                       SUBACCOUNT                         INCEPTION*      1YR        5YR      10YR     INCEPTION
-------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      5/1/1990      13.28%     -4.72%    6.63%       6.19%
------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                 12/20/1999     -3.15%    -11.34%              -10.35%
------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                      8/12/2002     -5.21%                          18.14%
------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series           7/14/1997      2.43%     -5.66%                3.24%
------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995      27.06%     22.24%               15.97%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    12/31/1982     -2.39%    -13.50%    3.89%      10.75%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                  3/2/1998       3.06%     -3.24%                2.77%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                   8/15/2000      2.29%                          -9.48%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series               9/17/1984      0.08%      1.25%    8.29%       9.84%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                       3/2/1998       5.48%      1.56%                6.09%
------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        10/8/1982     -6.52%      0.64%    2.81%       4.38%
------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/31/1982     -0.54%      6.99%    7.96%       8.48%
------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        6/2/2003      -2.03%                           0.31%
------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      8/12/2002     -2.11%                           5.17%
------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               8/12/2002     18.14%                          16.40%
------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series          8/12/2002      8.40%                          13.48%
------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            12/20/1999     -2.69%     -1.93%               -1.12%
------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                8/15/2000      2.63%                         -19.27%
------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998      12.91%     15.78%                7.40%
------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/2000     15.15%                          16.35%
------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                       3/2/1998      -0.65%     -6.46%                3.73%
------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                      1/29/1996     -1.93%    -11.38%                5.48%
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         3/30/2001     -0.75%                          -2.00%
------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                          12/1/2004                                     -4.62%
------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                               3/30/2001     -1.60%                          -4.86%
------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  6/5/2000       0.80%                         -11.71%
------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II           7/15/1999     -3.74%      4.76%                4.42%
------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         7/15/1999      3.05%      2.91%                2.42%
------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                6/5/2000       7.88%                           0.19%
------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                         6/5/2000      -0.32%                          -6.82%
------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                       6/5/2000      -4.08%                         -10.04%
------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                     5/1/2000       5.20%                           6.82%
------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities Fund      9/27/1996     17.17%      1.63%               -0.72%
------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund                 5/11/1992     11.05%     -1.03%    7.57%       8.23%
------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund           11/28/1988      8.26%      3.80%   10.01%       9.44%
------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund                  5/1/2000       8.57%                           3.93%
------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                   4/29/2005       N/A
------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                   4/15/2005       N/A
------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                4/15/2005       N/A
------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                    4/15/2005       N/A
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             6/2/2003     -17.16%                          -8.21%
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             6/2/2003       7.17%                          19.10%
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  6/2/2003       3.30%                          12.39%
------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                      7/15/1999     11.58%     -6.71%               -3.12%
------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         10/29/2001      3.18%                           2.53%
------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      12/20/1999     -8.78%    -23.64%              -22.24%
------------------------------------------------------------------------------------------------------------------
Wanger International Select                                2/1/1999      16.80%     -0.52%               10.75%
------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             5/1/1995      22.68%     -3.01%               15.39%
------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2/1/1999      11.82%      9.76%               13.79%
------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              5/1/1995      10.85%      5.80%               15.27%
------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Percent change does not include the 0.05% charge for the Enhanced Option 1 Rider. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


   AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004 FOR CONTRACTS WITH DEATH BENEFIT OPTION 2
------------------------------------------------------------------------------------------------------------------
                                                                                                         SINCE
                       SUBACCOUNT                         INCEPTION*      1YR        5YR      10YR     INCEPTION
------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      5/1/1990      12.86%     -5.06%    6.25%       5.81%
------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                 12/20/1999     -3.51%    -11.65%              -10.67%
------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                      8/12/2002     -5.57%                          17.70%
------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series           7/14/1997      2.05%     -5.99%                2.88%
------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995      26.59%     21.79%               15.56%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    12/31/1982     -2.76%    -13.79%    3.53%      10.37%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                  3/2/1998       2.68%     -3.58%                2.40%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                   8/15/2000      1.91%                          -9.80%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series               9/17/1984     -0.30%      0.88%    7.90%       9.46%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                       3/2/1998       5.09%      1.19%                5.72%
------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       10/8/1982      -6.85%      0.26%    2.45%       4.02%
------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         12/31/1982      -0.92%      6.60%    7.58%       8.10%
------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        6/2/2003      -2.40%                          -0.07%
------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      8/12/2002     -2.48%                           4.78%
------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               8/12/2002     17.70%                          15.97%
------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series          8/12/2002      7.99%                          13.07%
------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            12/20/1999     -3.06%     -2.28%               -1.47%
------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                8/15/2000      2.25%                         -19.56%
------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998      12.48%     15.36%                7.02%
------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/2000     14.72%                          15.93%
------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                       3/2/1998      -1.03%     -6.79%                3.36%
------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                      1/29/1996     -2.30%    -11.69%                5.11%
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         3/30/2001     -1.12%                          -2.35%
------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                         12/1/2004                                      -4.65%
------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                              3/30/2001      -1.97%                          -5.19%
------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  6/5/2000       0.42%                         -12.01%
------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          7/15/1999      -4.10%      4.38%                4.04%
------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        7/15/1999       2.66%      2.54%                2.05%
------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                6/5/2000       7.48%                          -0.17%
------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                         6/5/2000      -0.70%                          -7.15%
------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                       6/5/2000      -4.44%                         -10.35%
------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                     5/1/2000       4.81%                           6.43%
------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities Fund      9/27/1996     16.74%      1.24%               -1.09%
------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund                 5/11/1992     10.63%     -1.40%    7.18%       7.84%
------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund           11/28/1988      7.86%      3.42%    9.62%       9.05%
------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund                  5/1/2000       8.16%                           3.56%
------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                   4/29/2005       N/A
------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                   4/15/2005       N/A
------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                4/15/2005       N/A
------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                    4/15/2005       N/A
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             6/2/2003     -17.45%                          -8.53%
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             6/2/2003       6.77%                          18.66%
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  6/2/2003       2.91%                          11.97%
------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                      7/15/1999     11.16%     -7.04%               -3.46%
------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         10/29/2001      2.79%                           2.15%
------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      12/20/1999     -9.10%    -23.91%              -22.51%
------------------------------------------------------------------------------------------------------------------
Wanger International Select                                2/1/1999      16.37%     -0.89%               10.35%
------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             5/1/1995      22.23%     -3.33%               15.00%
------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2/1/1999      11.40%      9.34%               13.37%
------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              5/1/1995      10.44%      5.44%               14.88%
------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                    ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1

------------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                       1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                8.62%  17.60%  11.05%  26.80%  28.36% -16.57% -24.73% -15.57%  30.68%  19.70%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                  -11.97% -24.54% -29.48%  19.74%   3.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                               52.00%   1.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                            30.51%  17.77% -12.27% -12.69% -24.37%  25.09%   8.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                      31.93%  20.98% -21.92%   3.84%  29.63%   5.74%  11.07%  37.02%  33.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series              29.73%  11.58%  20.01%  28.86%  28.53% -18.52% -35.22% -25.49%  25.35%   4.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                           15.97%  -7.45%  -9.00% -23.21%  26.32%   9.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                           -27.39% -29.45%  45.11%   8.71%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series        17.19%   8.08%  19.67%  19.72%  10.27%  -0.31%   0.95% -12.37%  18.79%   6.49%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                23.22%  31.01% -18.70% -22.64%  22.76%  11.90%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                  4.76%   4.09%   4.25%   4.16%   3.89%   5.09%   2.88%   0.51%  -0.22%  -0.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series    22.44%  11.41%  10.10%  -5.01%   4.51%   5.53%   5.13%   9.01%  13.54%   5.88%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                                                                       4.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                               18.02%   4.31%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                        19.20%  24.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                   28.65%  14.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                              -6.41%  -6.83% -16.26%  26.26%   3.73%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                                                        -33.63% -38.14%  47.51%   9.05%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                     -11.09%  15.86%  21.88%  -9.37%  39.71%  19.32%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value Series                                                    14.71%  -9.36%  42.57%  21.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                44.35%  12.73% -25.79% -33.11%  27.68%   5.76%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                               16.14%  43.41%  53.62% -12.27% -28.01% -35.57%  36.03%   4.49%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                  34.47%  16.52%  12.49%  18.23%  43.32% -11.71% -23.97% -25.04%  28.36%   5.67%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                          -11.90%  26.18%  12.80%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                        35.03%  13.98%  22.58%  31.22%  28.73% -15.41% -13.35% -30.89%  23.95%   4.82%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                   11.03%  18.61%  56.42%  76.47% -25.52% -16.69% -34.51%  33.51%   7.21%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II     7.79%   3.26%   7.60%   6.69%  -1.48%   9.99%   6.07%   8.07%   1.44%   2.68%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                  19.30%  13.28%  12.81%   1.78%   1.40%  -9.84%   0.46%   0.48%  21.12%   9.47%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund Portfolio                                                    28.77%  23.04%  -7.55% -13.15% -10.24%  27.20%  14.30%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                          23.39%   3.25% -17.93% -15.22% -22.62%  28.49%   6.10%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                        38.13%  36.06% -11.86% -18.47% -30.83%  31.59%   2.33%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                              16.39%  -1.08%  12.56%  12.24%   6.08% -12.61%  24.02%  11.62%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities
Fund                                                               -30.02% -21.76%  51.93% -32.66%  -8.84%  -1.05%  51.62%  23.59%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund          14.45%  22.65%  12.64%   8.07%  22.15%  -3.24% -16.70% -19.30%  31.02%  17.46%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund     21.17%  17.52%  14.26%   5.15%  21.46%  -0.85% -10.76%  -5.25%  30.77%  14.68%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund           11.43%  19.89%  12.20%   7.73%  19.75%   0.57%  -2.20% -19.22%  30.95%  14.98%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                                    -4.08%   4.19%  19.97%  17.56% -18.41%  35.99%  13.86%
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                     6.96%  16.95%   6.92%
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                         28.66%  18.31%  23.54%  11.87%  15.69%  14.74%  -7.56% -18.77%  29.84%  11.64%
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                     51.08%   7.08% -10.59%  23.64%  22.93%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                             -11.47%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                              28.90%  22.16% -21.02% -24.27% -36.30%  37.94%  13.59%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                           28.73%   9.72%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                       20.51%  26.49% -17.40% -25.36% -22.30%  32.16%  17.99%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                           27.56%  19.31% -10.05% -12.99% -23.02%  27.00%   9.60%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                       -24.28% -49.31% -49.43%  46.44%  -2.53%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                 -2.46% -27.29% -16.06%  39.97%  23.22%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              30.85%  -2.35%  15.30% 124.49% -28.50% -21.99% -14.61%  47.53%  29.10%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                8.48%   8.18%  -8.45%  29.55%  18.23%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               45.32%  28.28%   7.72%  23.96%  -8.99%  10.38% -17.56%  41.93%  17.27%
------------------------------------------------------------------------------------------------------------------------------------
   Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.


                           THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE


                                                                 5

                                    ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2

------------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                       1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                8.24%  17.18%  10.66%  26.35%  27.91% -16.86% -25.00% -15.87%  30.22%  19.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                  -12.28% -24.80% -29.73%  19.31%   2.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                               51.47%   0.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                            30.05%  17.36% -12.57% -13.00% -24.64%  24.65%   8.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                      31.46%  20.55% -22.19%   3.48%  29.18%   5.28%  10.68%  36.54%  33.01%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series              29.27%  11.18%  19.59%  28.41%  28.08% -18.81% -35.40% -25.75%  24.91%   3.66%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                           15.56%  -7.77%  -9.32% -23.48%  25.87%   9.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                           -27.62% -29.70%  44.59%   8.32%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series        16.78%   7.70%  19.25%  19.30%   9.88%  -0.66%   0.59% -12.68%  18.37%   6.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                22.79%  30.55% -18.97% -22.91%  22.33%  11.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                  4.39%   3.72%   3.88%   3.80%   3.53%   4.73%   2.52%   0.15%  -0.57%  -0.47%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series    22.02%  11.02%   9.71%  -5.34%   4.15%   5.16%   4.76%   8.62%  13.14%   5.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                                                                       4.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                               17.61%   3.94%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                        18.78%  24.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                   28.19%  14.41%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                              -6.73%  -7.16% -16.56%  25.81%   3.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index Series                                                           -33.89% -38.36%  46.99%   8.66%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                     -11.40%  15.46%  21.48%  -9.69%  39.21%  18.90%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value Series                                                    14.31%  -9.68%  42.07%  21.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                43.84%  12.34% -26.05% -33.35%  27.22%   5.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                               15.73%  42.91%  53.09% -12.57% -28.27% -35.79%  35.55%   4.12%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                  34.01%  16.11%  12.10%  17.82%  42.82% -12.01% -24.24% -25.30%  27.90%   5.29%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                          -12.21%  25.74%  12.40%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                        34.56%  13.58%  22.15%  30.76%  28.29% -15.71% -13.66% -31.13%  23.52%   4.45%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                   10.63%  18.19%  55.87%  75.85% -25.78% -16.94% -34.74%  33.04%   6.83%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II     7.43%   2.90%   7.23%   6.32%  -1.83%   9.61%   5.69%   7.68%   1.09%   2.31%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                  18.89%  12.88%  12.42%   1.42%   1.05% -10.15%   0.10%   0.12%  20.69%   9.08%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund Portfolio                                               28.32%  22.61%  -7.87%  -13.44% -10.56%  26.75%  13.90%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Growth Opportunities Portfolio                                     22.96%   2.89% -18.21%  -15.51% -22.89%  28.04%   5.72%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Growth Portfolio                                                   37.65%  35.58% -12.17%  -18.74% -31.07%  31.12%   1.97%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                              15.98%  -1.43%  12.17%  11.85%    5.70% -12.91%  23.58%  11.22%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities
Fund                                                               -30.26% -22.03%  51.41% -32.89%  -9.24%  -1.39%  51.08%  23.15%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund          14.05%  22.21%  12.25%   7.69%  21.72%  -3.58% -17.05% -19.58%  30.56%  17.05%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund     20.75%  17.11%  13.86%   4.78%  21.03%  -1.19% -11.08%  -5.58%  30.31%  14.27%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund           11.05%  19.47%  11.81%   7.35%  19.34%   0.22%  -2.48% -19.51%  30.49%  14.58%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                                    -4.42%   3.82%  19.55%  17.15% -18.70%  35.52%  13.46%
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                     6.58%  16.54%   6.54%
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                         28.21%  17.90%  23.11%  11.48%  15.29%  14.34%  -7.88% -19.05%  29.39%  11.25%
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                     50.55%   6.70% -10.91%  23.21%  22.50%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                             -11.78%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                              28.45%  21.73% -21.29% -24.54% -36.52%  37.46%  13.19%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                           28.28%   9.33%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index Fund                                          20.09%  26.05% -17.69% -25.63% -22.58%  31.69%  17.58%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                           27.12%  18.89% -10.36% -13.30% -23.29%  26.56%   9.21%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                       -24.54% -49.48% -49.61%  45.93%  -2.87%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                 -2.80% -27.55% -16.35%  39.47%  22.78%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              30.39%  -2.69%  14.89% 123.71% -28.75% -22.16% -14.91%  47.01%  28.64%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                8.10%   7.72%  -8.77%  29.09%  17.81%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               44.81%  27.83%   7.34%  23.53%  -9.31%  10.10% -17.85%  41.43%  16.85%
------------------------------------------------------------------------------------------------------------------------------------

   Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

                           THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                                                                 6

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return, we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either 0.775% (Death Benefit Option 1) or 1.125% (Death Benefit Option
2) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.


Example Calculations:

    The following are examples of how these return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are calculated:

EXAMPLE FOR DEATH BENEFIT OPTION 1:
Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period: $1.000000 Value of the same account (excluding capital
   changes) at the end of the 7-day period:......         1.000114
Calculation:
   Ending account value..........................         1.000114
   Less beginning account value..................         1.000000
   Net change in account value...................         0.000114
Base period return:
   (net change/beginning account value)..........         0.000114
Current yield = return x (365/7) =...............            0.59%
Effective yield = [(1 + return)(365/7)] -1 =.....            0.60%

EXAMPLE FOR DEATH BENEFIT OPTION 2:
Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the
   period:.......................................       $1.000000
Value of the same account (excluding capital
   changes) at the end of the 7-day period:......        1.000046
Calculation:
   Ending account value..........................        1.000046
   Less beginning account value..................        1.000000
   Net change in account value...................        0.000046
Base period return:
   (net change/beginning account value)..........        0.000046
Current yield = return x (365/7) =...............           0.24%
Effective yield = [(1 + return)(365/7)] -1 =.....           0.24%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for one, five and ten year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

      The Dow Jones Industrial Average(SM)(1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

      Barron's
      Business Week
      Changing Times
      Consumer Reports
      Financial Planning
      Financial Services Weekly
      Financial World
      Forbes
      Fortune
      Investor's Business Daily
      Money
      Personal Investor
      Registered Representative
      The New York Times
      The Wall Street Journal
      U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

      The Dow Jones Industrial Average(SM)(1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options and restrictions.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity payment option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year periods certain under Option A, for the 10-year period certain under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year period certain under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the settlement date.


VARIABLE ANNUITY PAYMENTS
    Under all variable annuity payment options except Option L, the first payment is based on an assumed annual interest rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected annuity payment option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable annuity payment options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------

    The financial statements of Phoenix Life Variable Accumulation Account (The Phoenix Edge(R) - VA for New York (Death Benefit Option 1)) and Phoenix Life Variable Accumulation Account (The Phoenix Edge(R) - VA for New York (Death Benefit Option 2)) at December 31, 2004, and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Joseph P. DeCresce, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.








---------------------------
(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

A N N U A L   R E P O R T

The Phoenix Edge(R)-VA (for New York)

                                                  V a r i a b l e  A n n u i t y




             P H O E N I X   L I F E   V A R I A B L E   A C C U M U L A T I O N
                                                                   A C C O U N T
                                                               DECEMBER 31, 2004



                                                          DEATH BENEFIT OPTION 1








                          [LOGO] PHOENIX (R)

                  VA0201AR1 (C) 2005 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                             PHOENIX-                                  PHOENIX-ALLIANCE/      PHOENIX-DUFF &
                                             ABERDEEN             PHOENIX-AIM             BERNSTEIN             PHELPS REAL
                                          INTERNATIONAL              GROWTH             ENHANCED INDEX       ESTATE SECURITIES
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                        ------------------     ------------------     ------------------     ------------------
ASSETS
   Investment at cost                   $          335,642     $          531,694     $          154,014     $          252,756
                                        ==================     ==================     ==================     ==================
   Investment at market                 $          407,589     $          493,754     $          158,843     $          380,366
                                        ------------------     ------------------     ------------------     ------------------
      Total assets                                 407,589                493,754                158,843                380,366
LIABILITIES
   Accrued expenses                                    322                    372                    120                    287
                                        ------------------     ------------------     ------------------     ------------------
NET ASSETS                              $          407,267     $          493,382     $          158,723     $          380,079
                                        ==================     ==================     ==================     ==================
Accumulation units outstanding                     410,336                700,516                153,528                169,847
                                        ==================     ==================     ==================     ==================
Unit value                              $         0.992519     $        0.704313      $         1.033832     $         2.237770
                                        ==================     ==================     ==================     ==================

                                                                    PHOENIX-               PHOENIX-              PHOENIX-
                                             PHOENIX-               ENGEMANN               ENGEMANN              ENGEMANN
                                             ENGEMANN              GROWTH AND             SMALL-CAP              STRATEGIC
                                          CAPITAL GROWTH             INCOME                 GROWTH               ALLOCATION
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                        ------------------     ------------------     ------------------     ------------------
ASSETS
   Investment at cost                   $          468,212     $          329,955     $           54,701     $          873,525
                                        ==================     ==================     ==================     ==================
   Investment at market                 $          446,171     $          365,131     $           58,885     $          913,246
                                        ------------------     ------------------     ------------------     ------------------
      Total assets                                 446,171                365,131                 58,885                913,246
LIABILITIES
   Accrued expenses                                    349                    274                     44                    749
                                        ------------------     ------------------     ------------------     ------------------
NET ASSETS                              $          445,822     $          364,857     $           58,841     $          912,497
                                        ==================     ==================     ==================     ==================
Accumulation units outstanding                     727,045                391,526                 76,577                775,700
                                        ==================     ==================     ==================     ==================
Unit value                              $         0.613196     $         0.931883     $         0.768388     $         1.176354
                                        ==================     ==================     ==================     ==================

                                                                                           PHOENIX-               PHOENIX-
                                             PHOENIX-               PHOENIX-            GOODWIN MULTI-         GOODWIN MULTI-
                                          ENGEMANN VALUE         GOODWIN MONEY           SECTOR FIXED           SECTOR SHORT
                                              EQUITY                 MARKET                 INCOME               TERM BOND
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                        ------------------     ------------------     ------------------     ------------------
ASSETS
   Investment at cost                   $        1,285,842     $          234,222     $        1,174,630     $            3,891
                                        ==================     ==================     ==================     ==================
   Investment at market                 $        1,371,280     $          234,222     $        1,241,699     $            3,953
                                        ------------------     ------------------     ------------------     ------------------
      Total assets                               1,371,280                234,222              1,241,699                  3,953
LIABILITIES
   Accrued expenses                                  1,031                    178                    944                      3
                                        ------------------     ------------------     ------------------     ------------------
NET ASSETS                              $        1,370,249     $          234,044     $        1,240,755     $            3,950
                                        ==================     ==================     ==================     ==================
Accumulation units outstanding                   1,533,800                229,334                925,651                  3,694
                                        ==================     ==================     ==================     ==================
Unit value                              $         0.893368     $         1.020534     $         1.340413     $         1.069161
                                        ==================     ==================     ==================     ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                                 PHOENIX-LAZARD          PHOENIX-LORD          PHOENIX-LORD
                                           PHOENIX-KAYNE          INTERNATIONAL           ABBETT BOND-        ABBETT LARGE-CAP
                                         RISING DIVIDENDS         EQUITY SELECT           DEBENTURE                VALUE
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                        ------------------     ------------------     ------------------     ------------------
ASSETS
   Investment at cost                   $           26,478     $            4,777     $           19,681     $            6,951
                                        ==================     ==================     ==================     ==================
   Investment at market                 $           27,002     $            5,406     $           20,278     $            8,274
                                        ------------------     ------------------     ------------------     ------------------
      Total assets                                  27,002                  5,406                 20,278                  8,274
LIABILITIES
   Accrued expenses                                     20                      4                     15                      6
                                        ------------------     ------------------     ------------------     ------------------
NET ASSETS                              $           26,982     $            5,402     $           20,263     $            8,268
                                        ==================     ==================     ==================     ==================
Accumulation units outstanding                      22,779                  3,832                 15,246                  5,803
                                        ==================     ==================     ==================     ==================
Unit value                              $         1.184476     $         1.409757     $         1.329076     $         1.424916
                                        ==================     ==================     ==================     ==================

                                                                                           PHOENIX-
                                           PHOENIX-LORD                                    NORTHERN           PHOENIX-SANFORD
                                          ABBETT MID-CAP            PHOENIX-              NASDAQ-100          BERNSTEIN MID-
                                              VALUE              NORTHERN DOW 30           INDEX(R)              CAP VALUE
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                        ------------------     ------------------     ------------------     ------------------
ASSETS
   Investment at cost                   $            1,418     $          214,956     $           50,145     $          398,533
                                        ==================     ==================     ==================     ==================
   Investment at market                 $            1,639     $          231,785     $           50,349     $          497,675
                                        ------------------     ------------------     ------------------     ------------------
      Total assets                                   1,639                231,785                 50,349                497,675
LIABILITIES
   Accrued expenses                                      1                    174                     38                    389
                                        ------------------     ------------------     ------------------     ------------------
NET ASSETS                              $            1,638     $          231,611     $           50,311     $          497,286
                                        ==================     ==================     ==================     ==================
Accumulation units outstanding                       1,081                229,096                 49,183                262,909
                                        ==================     ==================     ==================     ==================
Unit value                              $         1.513980     $         1.010978     $         1.022948     $         1.891475
                                        ==================     ==================     ==================     ==================

                                         PHOENIX-SANFORD
                                         BERNSTEIN SMALL-        PHOENIX-SENECA         PHOENIX-SENECA        AIM V.I. CAPITAL
                                            CAP VALUE            MID-CAP GROWTH        STRATEGIC THEME           APPRECIATION
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                        ------------------     ------------------     ------------------     ------------------
ASSETS
   Investment at cost                   $          347,023     $          451,222     $          368,134     $           27,571
                                        ==================     ==================     ==================     ==================
   Investment at market                 $          439,581     $          431,572     $          325,559     $           31,241
                                        ------------------     ------------------     ------------------     ------------------
      Total assets                                 439,581                431,572                325,559                 31,241
LIABILITIES
   Accrued expenses                                    346                    323                    259                     23
                                        ------------------     ------------------     ------------------     ------------------
NET ASSETS                              $          439,235     $          431,249     $          325,300     $           31,218
                                        ==================     ==================     ==================     ==================
Accumulation units outstanding                     245,429                534,322                520,004                 33,123
                                        ==================     ==================     ==================     ==================
Unit value                              $         1.789658     $         0.807097     $         0.625571     $         0.942498
                                        ==================     ==================     ==================     ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                                                                               FEDERATED FUND
                                                                                        ALGER AMERICAN            FOR U.S.
                                         AIM V.I. MID-CAP       AIM V.I. PREMIER          LEVERAGED              GOVERNMENT
                                           CORE EQUITY               EQUITY                 ALLCAP              SECURITIES II
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                        ------------------     ------------------     ------------------     ------------------
ASSETS
   Investment at cost                   $            3,171     $          159,412     $          326,088     $        1,086,275
                                        ==================     ==================     ==================     ==================
   Investment at market                 $            3,095     $          153,807     $          330,708     $        1,110,020
                                        ------------------     ------------------     ------------------     ------------------
      Total assets                                   3,095                153,807                330,708              1,110,020
LIABILITIES
   Accrued expenses                                      2                     27                    251                    888
                                        ------------------     ------------------     ------------------     ------------------
NET ASSETS                              $            3,093     $          153,780     $          330,457     $        1,109,132
                                        ==================     ==================     ==================     ==================
Accumulation units outstanding                       3,042                182,108                430,165                952,302
                                        ==================     ==================     ==================     ==================
Unit value                              $         1.016770     $         0.844442     $         0.768208     $         1.164685
                                        ==================     ==================     ==================     ==================

                                          FEDERATED HIGH
                                            INCOME BOND
                                             FUND II --                                  VIP GROWTH
                                          PRIMARY SHARES       VIP CONTRAFUND(R)        OPPORTUNITIES            VIP GROWTH
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                        ------------------     ------------------     ------------------     ------------------
ASSETS
   Investment at cost                   $          151,639     $          259,250     $           52,161     $          370,432
                                        ==================     ==================     ==================     ==================
   Investment at market                 $          163,904     $          336,510     $           56,733     $          384,170
                                        ------------------     ------------------     ------------------     ------------------
      Total assets                                 163,904                336,510                 56,733                384,170
LIABILITIES
   Accrued expenses                                    151                    249                     43                    289
                                        ------------------     ------------------     ------------------     ------------------
NET ASSETS                              $          163,753     $          336,261     $           56,690     $          383,881
                                        ==================     ==================     ==================     ==================
Accumulation units outstanding                     124,053                275,234                 63,907                463,416
                                        ==================     ==================     ==================     ==================
Unit value                              $         1.320014     $         1.221731     $         0.887069     $         0.828370
                                        ==================     ==================     ==================     ==================

                                                                   TEMPLETON
                                                                   DEVELOPING            TEMPLETON               TEMPLETON
                                          MUTUAL SHARES             MARKETS               FOREIGN               GLOBAL ASSET
                                            SECURITIES             SECURITIES            SECURITIES              ALLOCATION
                                            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                        ------------------     ------------------     ------------------     ------------------
ASSETS
   Investment at cost                   $          280,235     $              444     $          280,286     $           42,822
                                        ==================     ==================     ==================     ==================
   Investment at market                 $          325,088     $              755     $          333,535     $           47,663
                                        ------------------     ------------------     ------------------     ------------------
      Total assets                                 325,088                    755                333,535                 47,663
LIABILITIES
   Accrued expenses                                    244                      1                    249                     35
                                        ------------------     ------------------     ------------------     ------------------
NET ASSETS                              $          324,844     $              754     $          333,286     $           47,628
                                        ==================     ==================     ==================     ==================
Accumulation units outstanding                     270,820                    418                285,949                 36,935
                                        ==================     ==================     ==================     ==================
Unit value                              $         1.199487     $         1.804678     $         1.165545     $         1.289502
                                        ==================     ==================     ==================     ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                            TEMPLETON            SCUDDER VIT
                                              GROWTH            EAFE(R) EQUITY          SCUDDER VIT
                                            SECURITIES              INDEX             EQUITY 500 INDEX           TECHNOLOGY
                                            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                        ------------------     ------------------     ------------------     ------------------
ASSETS
   Investment at cost                   $           91,563     $          248,812     $           95,011     $           37,563
                                        ==================     ==================     ==================     ==================
   Investment at market                 $          105,520     $          298,374     $          105,796     $           27,003
                                        ------------------     ------------------     ------------------     ------------------
      Total assets                                 105,520                298,374                105,796                 27,003
LIABILITIES
   Accrued expenses                                     76                    222                     79                     28
                                        ------------------     ------------------     ------------------     ------------------
NET ASSETS                              $          105,444     $          298,152     $          105,717     $           26,975
                                        ==================     ==================     ==================     ==================
Accumulation units outstanding                      85,460                276,170                 92,678                 77,953
                                        ==================     ==================     ==================     ==================
Unit value                              $         1.233854     $         1.079591     $         1.140694     $         0.346050
                                        ==================     ==================     ==================     ==================

                                             WANGER                 WANGER                                      WANGER U.S.
                                          INTERNATIONAL          INTERNATIONAL                                    SMALLER
                                             SELECT                SMALL CAP            WANGER SELECT            COMPANIES
                                           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                        ------------------     ------------------     ------------------     ------------------
ASSETS
   Investment at cost                   $           30,098     $          236,379     $           44,018     $          486,577
                                        ==================     ==================     ==================     ==================
   Investment at market                 $           43,373     $          376,026     $           60,406     $          707,602
                                        ------------------     ------------------     ------------------     ------------------
      Total assets                                  43,373                376,026                 60,406                707,602
LIABILITIES
   Accrued expenses                                     32                    277                     42                    528
                                        ------------------     ------------------     ------------------     ------------------
NET ASSETS                              $           43,341     $          375,749     $           60,364     $          707,074
                                        ==================     ==================     ==================     ==================
Accumulation units outstanding                      33,292                302,781                 37,196                475,357
                                        ==================     ==================     ==================     ==================
Unit value                              $         1.301869     $         1.240992     $         1.622887     $         1.487458
                                        ==================     ==================     ==================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                           PHOENIX-                           PHOENIX-ALLIANCE/    PHOENIX-DUFF &
                                                           ABERDEEN           PHOENIX-AIM         BERNSTEIN          PHELPS REAL
                                                        INTERNATIONAL           GROWTH          ENHANCED INDEX    ESTATE SECURITIES
                                                          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      ------------------  ------------------  ------------------  -----------------
Investment income
   Distributions                                      $            9,759  $              462  $            2,336  $           7,780
Expenses
   Mortality and expense fees                                      2,800               4,186               1,618              2,838
   Indexing (gain) loss                                               75                  49                  21                 74
                                                      ------------------  ------------------  ------------------  -----------------
Net investment income (loss)                                       6,884              (3,773)                697              4,868
                                                      ------------------  ------------------  ------------------  -----------------
Net realized gain (loss) from share transactions                   4,054               1,730               2,997               (363)
Net realized gain distribution from Fund                             -                   -                   -               30,469
Net change in unrealized appreciation (depreciation)
   on investment                                                  57,494              18,139              10,828             61,129
                                                      ------------------  ------------------  ------------------  -----------------
Net gain (loss) on investment                                     61,548              19,869              13,825             91,235
Net increase (decrease) in net assets resulting from
   operations                                         $           68,432  $           16,096  $           14,522  $          96,103
                                                      ==================  ==================  ==================  =================

                                                                               PHOENIX-           PHOENIX-             PHOENIX-
                                                          PHOENIX-             ENGEMANN           ENGEMANN             ENGEMANN
                                                          ENGEMANN            GROWTH AND          SMALL-CAP           STRATEGIC
                                                       CAPITAL GROWTH           INCOME             GROWTH             ALLOCATION
                                                          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      ------------------  ------------------  ------------------  -----------------
Investment income
   Distributions                                      $            3,908  $            4,053  $              -    $          25,026
Expenses
   Mortality and expense fees                                      4,427               2,987                 630              8,572
   Indexing (gain) loss                                               50                  47                  13                 91
                                                      ------------------  ------------------  ------------------  -----------------
Net investment income (loss)                                        (569)              1,019                (643)            16,363
                                                      ------------------  ------------------  ------------------  -----------------
Net realized gain (loss) from share transactions                   1,606                   1               3,118              3,002
Net realized gain distribution from Fund                             -                   -                   -               25,062
Net change in unrealized appreciation (depreciation)
   on investment                                                  16,283              30,237               1,430             16,199
                                                      ------------------  ------------------  ------------------  -----------------
Net gain (loss) on investment                                     17,889              30,238               4,548             44,263
Net increase (decrease) in net assets resulting from
   operations                                         $           17,320  $           31,257  $            3,905  $          60,626
                                                      ==================  ==================  ==================  =================

                                                                                                   PHOENIX-            PHOENIX-
                                                           PHOENIX-            PHOENIX-         GOODWIN MULTI-      GOODWIN MULTI-
                                                        ENGEMANN VALUE      GOODWIN MONEY        SECTOR FIXED        SECTOR SHORT
                                                            EQUITY              MARKET              INCOME            TERM BOND
                                                          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      ------------------  ------------------  ------------------  -----------------
Investment income
   Distributions                                      $           10,896  $            1,822  $           64,673  $          10,343
Expenses
   Mortality and expense fees                                     11,192               2,075               9,282              3,960
   Indexing (gain) loss                                              165                   8                  77                  7
                                                      ------------------  ------------------  ------------------  -----------------
Net investment income (loss)                                        (461)               (261)             55,314              6,376
                                                      ------------------  ------------------  ------------------  -----------------
Net realized gain (loss) from share transactions                   7,056                 -                   554            (12,003)
Net realized gain distribution from Fund                             -                   -                   -                  -
Net change in unrealized appreciation (depreciation)
   on investment                                                 142,624                 -                15,095             (5,098)
                                                      ------------------  ------------------  ------------------  -----------------
Net gain (loss) on investment                                    149,680                 -                15,649            (17,101)
Net increase (decrease) in net assets resulting from
   operations                                         $          149,219  $             (261) $           70,963  $         (10,725)
                                                      ==================  ==================  ==================  =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                           PHOENIX-LAZARD        PHOENIX-LORD       PHOENIX-LORD
                                                        PHOENIX-KAYNE       INTERNATIONAL        ABBETT BOND-     ABBETT LARGE-CAP
                                                       RISING DIVIDENDS     EQUITY SELECT         DEBENTURE            VALUE
                                                          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                      ------------------  ------------------  ------------------  ----------------
Investment income
   Distributions                                      $              352  $               43  $              902  $             59
Expenses
   Mortality and expense fees                                        145                  21                 153                62
   Indexing (gain) loss                                                2                 -                     1                 1
                                                      ------------------  ------------------  ------------------  ----------------
Net investment income (loss)                                         205                  22                 748                (4)
                                                      ------------------  ------------------  ------------------  ----------------
Net realized gain (loss) from share transactions                       3                 -                   -                  48
Net realized gain distribution from Fund                               -                  29                 264                34
Net change in unrealized appreciation (depreciation)
   on investment                                                     469                 388                 269               746
                                                      ------------------  ------------------  ------------------  ----------------
Net gain (loss) on investment                                        472                 417                 533               828
Net increase (decrease) in net assets resulting from
   operations                                         $              677  $              439  $            1,281  $            824
                                                      ==================  ==================  ==================  ================

                                                                                                   PHOENIX-
                                                        PHOENIX-LORD                               NORTHERN        PHOENIX-SANFORD
                                                       ABBETT MID-CAP         PHOENIX-            NASDAQ-100        BERNSTEIN MID-
                                                           VALUE           NORTHERN DOW 30         INDEX(R)          CAP VALUE
                                                        SUBACCOUNT(1)        SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                      ------------------  ------------------  ------------------  ----------------
Investment income
   Distributions                                      $                5  $            3,721  $              279  $            791
Expenses
   Mortality and expense fees                                          6               2,025                 412             3,982
   Indexing (gain) loss                                                1                  23                   7                86
                                                      ------------------  ------------------  ------------------  ----------------
Net investment income (loss)                                          (2)              1,673                (140)           (3,277)
                                                      ------------------  ------------------  ------------------  ----------------
Net realized gain (loss) from share transactions                       1               1,002                 (18)             (377)
Net realized gain distribution from Fund                              10                 -                   -              35,720
Net change in unrealized appreciation (depreciation)
   on investment                                                     221               5,567               4,331            51,194
                                                      ------------------  ------------------  ------------------  ----------------
Net gain (loss) on investment                                        232               6,569               4,313            86,537
Net increase (decrease) in net assets resulting from
   operations                                         $              230  $            8,242  $            4,173  $         83,260
                                                      ==================  ==================  ==================  ================

                                                       PHOENIX-SANFORD
                                                       BERNSTEIN SMALL-     PHOENIX-SENECA     PHOENIX-SENECA     AIM V.I. CAPITAL
                                                          CAP VALUE         MID-CAP GROWTH     STRATEGIC THEME      APPRECIATION
                                                          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      ------------------  ------------------  ------------------  ----------------
Investment income
   Distributions                                      $              -    $              -    $              -    $            -
Expenses
   Mortality and expense fees                                      3,694               3,586               3,141               278
   Indexing (gain) loss                                               86                  55                  42                 4
                                                      ------------------  ------------------  ------------------  ----------------
Net investment income (loss)                                      (3,780)             (3,641)             (3,183)             (282)
                                                      ------------------  ------------------  ------------------  ----------------
Net realized gain (loss) from share transactions                   1,156               1,686              (5,713)               21
Net realized gain distribution from Fund                          37,027                 -                   -                 -
Net change in unrealized appreciation (depreciation)
   on investment                                                  47,759              26,300              19,309             1,873
                                                      ------------------  ------------------  ------------------  ----------------
Net gain (loss) on investment                                     85,942              27,986              13,596             1,894
Net increase (decrease) in net assets resulting from
   operations                                         $           82,162  $           24,345  $           10,413  $          1,612
                                                      ==================  ==================  ==================  ================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                                                                    FEDERATED FUND
                                                                                               ALGER AMERICAN          FOR U.S.
                                                       AIM V.I. MID-CAP   AIM V.I. PREMIER        LEVERAGED           GOVERNMENT
                                                          CORE EQUITY           EQUITY              ALLCAP           SECURITIES II
                                                         SUBACCOUNT(2)        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      ------------------  ------------------  ------------------  -----------------
Investment income
   Distributions                                      $                4  $              694  $              -    $          51,249
Expenses
   Mortality and expense fees                                          2               1,328               2,884             10,365
   Indexing (gain) loss                                              -                    12                  53                 71
                                                      ------------------  ------------------  ------------------  -----------------
Net investment income (loss)                                           2                (646)             (2,937)            40,813
                                                      ------------------  ------------------  ------------------  -----------------
Net realized gain (loss) from share transactions                     -                   751               4,917               (348)
Net realized gain distribution from Fund                             131                 -                   -                5,985
Net change in unrealized appreciation (depreciation)
   on investment                                                     (76)              7,075              21,622            (16,180)
                                                      ------------------  ------------------  ------------------  -----------------
Net gain (loss) on investment                                         55               7,826              26,539            (10,543)
Net increase (decrease) in net assets resulting from
   operations                                         $               57  $            7,180  $           23,602  $          30,270
                                                      ==================  ==================  ==================  =================

                                                        FEDERATED HIGH
                                                         INCOME BOND
                                                          FUND II --                             VIP GROWTH
                                                        PRIMARY SHARES     VIP CONTRAFUND(R)    OPPORTUNITIES         VIP GROWTH
                                                          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                      ------------------  ------------------  ------------------  -----------------
Investment income
   Distributions                                      $           13,606  $              518  $              251  $             573
Expenses
   Mortality and expense fees                                      1,740               2,332                 483              3,254
   Indexing (gain) loss                                               15                  48                   7                 46
                                                      ------------------  ------------------  ------------------  -----------------
Net investment income (loss)                                      11,851              (1,862)               (239)            (2,727)
                                                      ------------------  ------------------  ------------------  -----------------
Net realized gain (loss) from share transactions                   3,816                 134                  27                 82
Net realized gain distribution from Fund                             -                   -                   -                  -
Net change in unrealized appreciation (depreciation)
   on investment                                                   1,981              42,979               3,460             10,934
                                                      ------------------  ------------------  ------------------  -----------------
Net gain (loss) on investment                                      5,797              43,113               3,487             11,016
Net increase (decrease) in net assets resulting from
   operations                                         $           17,648  $           41,251  $            3,248  $           8,289
                                                      ==================  ==================  ==================  =================

                                                                             TEMPLETON
                                                                             DEVELOPING          TEMPLETON           TEMPLETON
                                                        MUTUAL SHARES         MARKETS             FOREIGN           GLOBAL ASSET
                                                          SECURITIES         SECURITIES          SECURITIES          ALLOCATION
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      ------------------  ------------------  ------------------  -----------------
Investment income
   Distributions                                      $            2,330  $               11  $            3,175  $           1,186
Expenses
   Mortality and expense fees                                      2,702                   6               2,686                419
   Indexing (gain) loss                                               41                 -                    56                  8
                                                      ------------------  ------------------  ------------------  -----------------
Net investment income (loss)                                        (413)                  5                 433                759
                                                      ------------------  ------------------  ------------------  -----------------
Net realized gain (loss) from share transactions                     (35)                  2                 297              1,822
Net realized gain distribution from Fund                             -                   -                   -                  -
Net change in unrealized appreciation (depreciation)
   on investment                                                  34,055                 137              48,979              3,365
                                                      ------------------  ------------------  ------------------  -----------------
Net gain (loss) on investment                                     34,020                 139              49,276              5,187
Net increase (decrease) in net assets resulting from
   operations                                         $           33,607  $              144  $           49,709  $           5,946
                                                      ==================  ==================  ==================  =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                          TEMPLETON          SCUDDER VIT
                                                            GROWTH          EAFE(R) EQUITY         SCUDDER VIT
                                                          SECURITIES            INDEX           EQUITY 500 INDEX      TECHNOLOGY
                                                          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                      ------------------  ------------------  ------------------  -----------------
Investment income
   Distributions                                      $              989  $            5,549  $              783  $              -
Expenses
   Mortality and expense fees                                        816               2,204                 711                342
   Indexing (gain) loss                                               16                  51                  12                  5
                                                      ------------------  ------------------  ------------------  -----------------
Net investment income (loss)                                         157               3,294                  60               (347)
                                                      ------------------  ------------------  ------------------  -----------------
Net realized gain (loss) from share transactions                   1,279                 503                  45             (2,597)
Net realized gain distribution from Fund                             -                   -                   -                  -
Net change in unrealized appreciation (depreciation)
   on investment                                                  11,479              41,242               8,619              1,218
                                                      ------------------  ------------------  ------------------  -----------------
Net gain (loss) on investment                                     12,758              41,745               8,664             (1,379)
Net increase (decrease) in net assets resulting from
   operations                                         $           12,915  $           45,039  $            8,724  $          (1,726)
                                                      ==================  ==================  ==================  =================

                                                           WANGER              WANGER                                WANGER U.S.
                                                        INTERNATIONAL       INTERNATIONAL                              SMALLER
                                                           SELECT             SMALL CAP         WANGER SELECT         COMPANIES
                                                         SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      ------------------  ------------------  ------------------  -----------------
Investment income
   Distributions                                      $              157  $            2,314  $              -    $             -
Expenses
   Mortality and expense fees                                        381               2,964                 398              5,674
   Indexing (gain) loss                                               10                  79                   9                125
                                                      ------------------  ------------------  ------------------  -----------------
Net investment income (loss)                                        (234)               (729)               (407)            (5,799)
                                                      ------------------  ------------------  ------------------  -----------------
Net realized gain (loss) from share transactions                   3,140               5,242                 282              2,405
Net realized gain distribution from Fund                             -                   -                    41                -
Net change in unrealized appreciation (depreciation)
   on investment                                                   5,256              81,526               8,524            106,947
                                                      ------------------  ------------------  ------------------  -----------------
Net gain (loss) on investment                                      8,396              86,768               8,847            109,352
Net increase (decrease) in net assets resulting from
   operations                                         $            8,162  $           86,039  $            8,440  $         103,553
                                                      ==================  ==================  ==================  =================

Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date July 30, 2004 to December 31, 2004.
(2) From inception date December 3, 2004 to December 31, 2004.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PHOENIX-                                  PHOENIX-ALLIANCE/        PHOENIX-DUFF &
                                                ABERDEEN             PHOENIX-AIM              BERNSTEIN             PHELPS REAL
                                              INTERNATIONAL            GROWTH              ENHANCED INDEX        ESTATE SECURITIES
                                               SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                            -----------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)            $           6,884      $          (3,773)     $             697      $           4,868
    Net realized gain (loss)                            4,054                  1,730                  2,997                 30,106
    Net change in unrealized appreciation
      (depreciation) on investment                     57,494                 18,139                 10,828                 61,129
                                            -----------------      -----------------      -----------------      -----------------
    Net increase (decrease) in net assets
      resulting from operations                        68,432                 16,096                 14,522                 96,103
                                            -----------------      -----------------      -----------------      -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                2,514                  7,136                 10,332                  1,005
    Participant transfers                             101,266 (e)             27,945                (56,291)                 6,405
    Participant withdrawals                           (37,702)               (24,885)               (25,148)                (2,893)
                                            -----------------      -----------------      -----------------      -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                     66,078                 10,196                (71,107)                 4,517
                                            -----------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               134,510                 26,292                (56,585)               100,620
NET ASSETS
  Beginning of period                                 272,757                467,090                215,308                279,459
                                            -----------------      -----------------      -----------------      -----------------
  End of period                             $         407,267      $         493,382      $         158,723      $         380,079
                                            =================      =================      =================      =================

                                                                       PHOENIX-               PHOENIX-                PHOENIX-
                                                PHOENIX-               ENGEMANN               ENGEMANN                ENGEMANN
                                                ENGEMANN              GROWTH AND              SMALL-CAP              STRATEGIC
                                             CAPITAL GROWTH             INCOME                 GROWTH                ALLOCATION
                                               SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                            -----------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)            $            (569)     $           1,019      $            (643)     $          16,363
    Net realized gain (loss)                            1,606                      1                  3,118                 28,064
    Net change in unrealized appreciation
      (depreciation) on investment                     16,283                 30,237                  1,430                 16,199
                                            -----------------      -----------------      -----------------      -----------------
    Net increase (decrease) in net assets
      resulting from operations                        17,320                 31,257                  3,905                 60,626
                                            -----------------      -----------------      -----------------      -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                2,866                  7,203                    500                 30,102
    Participant transfers                             (28,109) (c)             7,721 (b)            (41,057)                (1,793)
    Participant withdrawals                          (105,302)                (2,226)                   (43)              (115,370)
                                            -----------------      -----------------      -----------------      -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                   (130,545)                12,698                (40,600)               (87,061)
                                            -----------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (113,225)                43,955                (36,695)               (26,435)
NET ASSETS
  Beginning of period                                 559,047                320,902                 95,536                938,932
                                            -----------------      -----------------      -----------------      -----------------
  End of period                             $         445,822      $         364,857      $          58,841      $         912,497
                                            =================      =================      =================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                                             PHOENIX-             PHOENIX-
                                                PHOENIX-               PHOENIX-           GOODWIN MULTI-       GOODWIN MULTI-
                                             ENGEMANN VALUE          GOODWIN MONEY         SECTOR FIXED         SECTOR SHORT
                                                 EQUITY                 MARKET                INCOME             TERM BOND
                                               SUBACCOUNT             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                            -----------------      -----------------     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)            $            (461)     $            (261)    $          55,314    $           6,376
    Net realized gain (loss)                            7,056                    -                     554              (12,003)
    Net change in unrealized appreciation
      (depreciation) on investment                    142,624                    -                  15,095               (5,098)
                                            -----------------      -----------------     -----------------    -----------------
    Net increase (decrease) in net assets
      resulting from operations                       149,219                   (261)               70,963              (10,725)
                                            -----------------      -----------------     -----------------    -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                4,779                  7,109                18,370                  -
    Participant transfers                              14,937 (d)            (17,834)              570,887                  - (a)
    Participant withdrawals                           (28,800)                (1,996)              (80,640)          (1,013,953)
                                            -----------------      -----------------     -----------------    -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                     (9,084)               (12,721)              508,617           (1,013,953)
                                            -----------------      -----------------     -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               140,135                (12,982)              579,580           (1,024,678)
NET ASSETS
  Beginning of period                               1,230,114                247,026               661,175            1,028,628
                                            -----------------      -----------------     -----------------    -----------------
  End of period                             $       1,370,249      $         234,044     $       1,240,755    $           3,950
                                            =================      =================     =================    =================

                                                                    PHOENIX-LAZARD         PHOENIX-LORD         PHOENIX-LORD
                                              PHOENIX-KAYNE         INTERNATIONAL          ABBETT BOND-       ABBETT LARGE-CAP
                                            RISING DIVIDENDS        EQUITY SELECT           DEBENTURE              VALUE
                                               SUBACCOUNT             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                            -----------------      -----------------     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)            $             205      $              22     $             748    $              (4)
    Net realized gain (loss)                                3                     29                   264                   82
    Net change in unrealized appreciation
      (depreciation) on investment                        469                    388                   269                  746
                                            -----------------      -----------------     -----------------    -----------------
    Net increase (decrease) in net assets
      resulting from operations                           677                    439                 1,281                  824
                                            -----------------      -----------------     -----------------    -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                    -                  1,170                 1,217                3,762
    Participant transfers                              25,232                  2,332                 2,260                   (1)
    Participant withdrawals                              (795)                    (1)                   (8)              (1,657)
                                            -----------------      -----------------     -----------------    -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                     24,437                  3,501                 3,469                2,104
                                            -----------------      -----------------     -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                25,114                  3,940                 4,750                2,928
NET ASSETS
  Beginning of period                                   1,868                  1,462                15,513                5,340
                                            -----------------      -----------------     -----------------    -----------------
  End of period                             $          26,982      $           5,402     $          20,263    $           8,268
                                            =================      =================     =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                                              PHOENIX-
                                               PHOENIX-LORD                                   NORTHERN           PHOENIX-SANFORD
                                              ABBETT MID-CAP           PHOENIX-              NASDAQ-100           BERNSTEIN MID-
                                                  VALUE             NORTHERN DOW 30           INDEX(R)              CAP VALUE
                                              SUBACCOUNT(1)           SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                            -----------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)            $              (2)     $           1,673      $            (140)     $          (3,277)
    Net realized gain (loss)                               11                  1,002                    (18)                35,343
    Net change in unrealized appreciation
      (depreciation) on investment                        221                  5,567                  4,331                 51,194
                                            -----------------      -----------------      -----------------      -----------------
    Net increase (decrease) in net assets
      resulting from operations                           230                  8,242                  4,173                 83,260
                                            -----------------      -----------------      -----------------      -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                  -                    2,496                    -                    2,317
    Participant transfers                               1,411                    274                    -                   58,387
    Participant withdrawals                                (3)               (23,374)                   (23)               (29,095)
                                            -----------------      -----------------      -----------------      -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                      1,408                (20,604)                   (23)                31,609
                                            -----------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 1,638                (12,362)                 4,150                114,869
NET ASSETS
  Beginning of period                                     -                  243,973                 46,161                382,417
                                            -----------------      -----------------      -----------------      -----------------
  End of period                             $           1,638      $         231,611      $          50,311      $         497,286
                                            =================      =================      =================      =================

                                             PHOENIX-SANFORD
                                             BERNSTEIN SMALL-        PHOENIX-SENECA         PHOENIX-SENECA        AIM V.I. CAPITAL
                                                CAP VALUE            MID-CAP GROWTH        STRATEGIC THEME          APPRECIATION
                                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                            -----------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)            $          (3,780)     $          (3,641)     $          (3,183)     $            (282)
    Net realized gain (loss)                           38,183                  1,686                 (5,713)                    21
    Net change in unrealized appreciation
      (depreciation) on investment                     47,759                 26,300                 19,309                  1,873
                                            -----------------      -----------------      -----------------      -----------------
    Net increase (decrease) in net assets
      resulting from operations                        82,162                 24,345                 10,413                  1,612
                                            -----------------      -----------------      -----------------      -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                2,159                  6,242                  6,883                  1,190
    Participant transfers                             (18,158)                   651                (72,461)                  (739)
    Participant withdrawals                           (25,987)                (7,292)               (22,927)                (2,451)
                                            -----------------      -----------------      -----------------      -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                    (41,986)                  (399)               (88,505)                (2,000)
                                            -----------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                40,176                 23,946                (78,092)                  (388)
NET ASSETS
  Beginning of period                                 399,059                407,303                403,392                 31,606
                                            -----------------      -----------------      -----------------      -----------------
  End of period                             $         439,235      $         431,249      $         325,300      $          31,218
                                            =================      =================      =================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                                                                   FEDERATED FUND
                                                                                           ALGER AMERICAN             FOR U.S.
                                            AIM V.I. MID-CAP       AIM V.I. PREMIER          LEVERAGED               GOVERNMENT
                                              CORE EQUITY               EQUITY                 ALLCAP              SECURITIES II
                                              SUBACCOUNT(2)           SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                            -----------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)            $               2      $            (646)     $          (2,937)     $          40,813
    Net realized gain (loss)                              131                    751                  4,917                  5,637
    Net change in unrealized appreciation
      (depreciation) on investment                        (76)                 7,075                 21,622                (16,180)
                                            -----------------      -----------------      -----------------      -----------------
    Net increase (decrease) in net assets
      resulting from operations                            57                  7,180                 23,602                 30,270
                                            -----------------      -----------------      -----------------      -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                   13                  3,540                  5,221                 14,690
    Participant transfers                               3,023(f)              (2,555)               (14,549)                 7,779
    Participant withdrawals                               -                   (3,151)               (13,470)               (97,467)
                                            -----------------      -----------------      -----------------      -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                      3,036                 (2,166)               (22,798)               (74,998)
                                            -----------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 3,093                  5,014                    804                (44,728)
NET ASSETS
  Beginning of period                                     -                  148,766                329,653              1,153,860
                                            -----------------      -----------------      -----------------      -----------------
  End of period                             $           3,093      $         153,780      $         330,457      $       1,109,132
                                            =================      =================      =================      =================

                                             FEDERATED HIGH
                                              INCOME BOND
                                                FUND II --                                   VIP GROWTH
                                             PRIMARY SHARES        VIP CONTRAFUND(R)       OPPORTUNITIES            VIP GROWTH
                                               SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                            -----------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)            $          11,851      $          (1,862)     $            (239)     $          (2,727)
    Net realized gain (loss)                            3,816                    134                     27                     82
    Net change in unrealized appreciation
      (depreciation) on investment                      1,981                 42,979                  3,460                 10,934
                                            -----------------      -----------------      -----------------      -----------------
    Net increase (decrease) in net assets
      resulting from operations                        17,648                 41,251                  3,248                  8,289
                                            -----------------      -----------------      -----------------      -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                  430                  5,105                    800                  6,166
    Participant transfers                             (10,034)               102,374                    -                   37,868
    Participant withdrawals                           (33,273)               (10,660)                (1,323)                (8,097)
                                            -----------------      -----------------      -----------------      -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                    (42,877)                96,819                   (523)                35,937
                                            -----------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (25,229)               138,070                  2,725                 44,226
NET ASSETS
  Beginning of period                                 188,982                198,191                 53,965                339,655
                                            -----------------      -----------------      -----------------      -----------------
  End of period                             $         163,753      $         336,261      $          56,690      $         383,881
                                            =================      =================      =================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                      TEMPLETON
                                                                      DEVELOPING             TEMPLETON              TEMPLETON
                                              MUTUAL SHARES            MARKETS                FOREIGN              GLOBAL ASSET
                                                SECURITIES            SECURITIES             SECURITIES             ALLOCATION
                                                SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                            -----------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)            $            (413)     $               5      $             433      $             759
    Net realized gain (loss)                              (35)                     2                    297                  1,822
    Net change in unrealized appreciation
      (depreciation) on investment                     34,055                    137                 48,979                  3,365
                                            -----------------      -----------------      -----------------      -----------------
    Net increase (decrease) in net assets
      resulting from operations                        33,607                    144                 49,709                  5,946
                                            -----------------      -----------------      -----------------      -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                9,219                     60                    944                    601
    Participant transfers                              (3,689)                   -                     (517)                   -
    Participant withdrawals                            (2,011)                    (4)                (3,908)               (20,327)
                                            -----------------      -----------------      -----------------      -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                      3,519                     56                 (3,481)               (19,726)
                                            -----------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                37,126                    200                 46,228                (13,780)
NET ASSETS
  Beginning of period                                 287,718                    554                287,058                 61,408
                                            -----------------      -----------------      -----------------      -----------------
  End of period                             $         324,844      $             754      $         333,286      $          47,628
                                            =================      =================      =================      =================

                                                TEMPLETON              SCUDDER VIT
                                                  GROWTH             EAFE(R) EQUITY          SCUDDER VIT
                                                SECURITIES                INDEX            EQUITY 500 INDEX          TECHNOLOGY
                                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                            -----------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)            $             157      $           3,294      $              60      $            (347)
    Net realized gain (loss)                            1,279                    503                     45                 (2,597)
    Net change in unrealized appreciation
      (depreciation) on investment                     11,479                 41,242                  8,619                  1,218
                                            -----------------      -----------------      -----------------      -----------------
    Net increase (decrease) in net assets
      resulting from operations                        12,915                 45,039                  8,724                 (1,726)
                                            -----------------      -----------------      -----------------      -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                  241                    -                      531                    143
    Participant transfers                               1,648                 47,510                 48,909                 (4,821)
    Participant withdrawals                            (2,320)                (1,845)                (1,664)                (8,686)
                                            -----------------      -----------------      -----------------      -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                       (431)                45,665                 47,776                (13,364)
                                            -----------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                12,484                 90,704                 56,500                (15,090)
NET ASSETS
  Beginning of period                                  92,960                207,448                 49,217                 42,065
                                            -----------------      -----------------      -----------------      -----------------
  End of period                             $         105,444      $         298,152      $         105,717      $          26,975
                                            =================      =================      =================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                  WANGER               WANGER                                        WANGER U.S.
                                              INTERNATIONAL         INTERNATIONAL                                     SMALLER
                                                  SELECT              SMALL CAP             WANGER SELECT            COMPANIES
                                                SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                            -----------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)            $            (234)     $            (729)     $            (407)     $          (5,799)
    Net realized gain (loss)                            3,140                  5,242                    323                  2,405
    Net change in unrealized appreciation
      (depreciation) on investment                      5,256                 81,526                  8,524                106,947
                                            -----------------      -----------------      -----------------      -----------------
    Net increase (decrease) in net assets
      resulting from operations                         8,162                 86,039                  8,440                103,553
                                            -----------------      -----------------      -----------------      -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                  -                    3,489                  2,670                 10,546
    Participant transfers                             (11,895)               (17,630)                13,098                 (6,129)
    Participant withdrawals                               (36)                (7,909)                (5,012)                (8,374)
                                            -----------------      -----------------      -----------------      -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                    (11,931)               (22,050)                10,756                 (3,957)
                                            -----------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (3,769)                63,989                 19,196                 99,596
NET ASSETS
  Beginning of period                                  47,110                311,760                 41,168                607,478
                                            -----------------      -----------------      -----------------      -----------------
  End of period                             $          43,341      $         375,749      $          60,364      $         707,074
                                            =================      =================      =================      =================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date July 30, 2004 to December 31, 2004.
(2) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from MFS Investors Trust on September 17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                PHOENIX-             PHOENIX-AIM          PHOENIX-ALLIANCE/       PHOENIX-DUFF &
                                                ABERDEEN               MID-CAP               BERNSTEIN              PHELPS REAL
                                              INTERNATIONAL             EQUITY             ENHANCED INDEX        ESTATE SECURITIES
                                               SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                            -----------------      -----------------      -----------------      -----------------
FROM OPERATIONS
  Net investment income (loss)              $           2,278      $             (30)     $             368      $           5,860
  Net realized gain (loss)                               (592)                   (66)                  (703)                 8,453
  Net change in unrealized appreciation
    (depreciation) on investments                      62,555                    456                 42,507                 60,704
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) resulting
    from operations                                    64,241                    360                 42,172                 75,017
                                            -----------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                  8,381                    150                 35,059                  2,756
  Participant transfers                                (6,182)+              (21,750)               (40,943)                10,390
  Participant withdrawals                              (7,721)                   (20)                  (593)                (2,191)
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions            (5,522)               (21,620)                (6,477)                10,955
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) in net assets                58,719                (21,260)                35,695                 85,972
NET ASSETS
  Beginning of period                                 214,038                 23,825                179,613                193,487
                                            -----------------      -----------------      -----------------      -----------------
  End of period                             $         272,757      $           2,565      $         215,308      $         279,459
                                            =================      =================      =================      =================

                                                                       PHOENIX-                                      PHOENIX-
                                                PHOENIX-            ENGEMANN SMALL            PHOENIX-            GOODWIN MULTI-
                                                ENGEMANN              & MID-CAP             GOODWIN MONEY          SECTOR FIXED
                                             CAPITAL GROWTH            GROWTH                  MARKET                 INCOME
                                               SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                            -----------------      -----------------      -----------------      -----------------
FROM OPERATIONS
  Net investment income (loss)              $          (4,088)     $            (723)     $            (713)     $          36,161
  Net realized gain (loss)                            (13,489)                  (525)                   -                    1,594
  Net change in unrealized appreciation
    (depreciation) on investments                     128,259                 30,859                    -                   42,410
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) resulting
    from operations                                   110,682                 29,611                   (713)                80,165
                                            -----------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                  8,225                  4,500                    -                   33,963
  Participant transfers                               (37,728)                (5,300)               348,993                (40,427)
  Participant withdrawals                             (42,829)                   (45)              (353,356)               (11,058)
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions           (72,332)                  (845)                (4,363)               (17,522)
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) in net assets                38,350                 28,766                 (5,076)                62,643
NET ASSETS
  Beginning of period                                 520,697                 66,770                252,102                598,532
                                            -----------------      -----------------      -----------------      -----------------
  End of period                             $         559,047      $          95,536      $         247,026      $         661,175
                                            =================      =================      =================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                PHOENIX-
                                             GOODWIN MULTI-                                                       PHOENIX-LAZARD
                                              SECTOR SHORT           PHOENIX-JANUS          PHOENIX-KAYNE          INTERNATIONAL
                                                TERM BOND           FLEXIBLE INCOME       RISING DIVIDENDS         EQUITY SELECT
                                              SUBACCOUNT(2)           SUBACCOUNT            SUBACCOUNT(3)           SUBACCOUNT
                                            -----------------      -----------------      -----------------      -----------------
FROM OPERATIONS
  Net investment income (loss)              $          19,077      $          12,268      $               4      $               1
  Net realized gain (loss)                                (10)                12,506                      8                      1
  Net change in unrealized appreciation
    (depreciation) on investments                       5,160                   (144)                    55                    241
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) resulting
    from operations                                    24,227                 24,630                     67                    243
                                            -----------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                              1,000,000                  1,500                  1,800                  1,200
  Participant transfers                                 4,401                (13,512)                     1                    -
  Participant withdrawals                                 -                  (18,900)                   -                       (1)
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions         1,004,401                (30,912)                 1,801                  1,199
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) in net assets             1,028,628                 (6,282)                 1,868                  1,442
NET ASSETS
  Beginning of period                                     -                  491,058                    -                     20
                                            -----------------      -----------------      -----------------      -----------------
  End of period                             $       1,028,628      $         484,776      $           1,868      $           1,462
                                            =================      =================      =================      =================

                                               PHOENIX-LORD          PHOENIX-LORD           PHOENIX-MFS
                                               ABBETT BOND-        ABBETT LARGE-CAP       INVESTORS GROWTH          PHOENIX-MFS
                                                DEBENTURE               VALUE                  STOCK              INVESTORS TRUST
                                              SUBACCOUNT(1)           SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                            -----------------      -----------------      -----------------      -----------------
FROM OPERATIONS
  Net investment income (loss)              $             278      $               5      $          (3,920)     $             (21)
  Net realized gain (loss)                                128                     10                   (806)                   -
  Net change in unrealized appreciation
    (depreciation) on investments                         328                    577                 84,714                  1,295
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) resulting
    from operations                                       734                    592                 79,988                  1,274
                                            -----------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                  7,423                  4,711                 18,888                    -
  Participant transfers                                 7,356                     (1)                  (200)++                 300
  Participant withdrawals                                 -                       (2)               (30,761)                   (37)
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions            14,779                  4,708                (12,073)                   263
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) in net assets                15,513                  5,300                 67,915                  1,537
NET ASSETS
  Beginning of period                                     -                       40                399,175                  5,748
                                            -----------------      -----------------      -----------------      -----------------
  End of period                             $          15,513      $           5,340      $         467,090      $           7,285
                                            =================      =================      =================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                              PHOENIX-
                                                                                              NORTHERN               PHOENIX-
                                               PHOENIX-MFS             PHOENIX-              NASDAQ-100           OAKHURST GROWTH
                                                  VALUE             NORTHERN DOW 30           INDEX(R)              AND INCOME
                                               SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                            -----------------      -----------------      -----------------      -----------------
FROM OPERATIONS
  Net investment income (loss)              $             547      $           1,498      $            (353)     $             627
  Net realized gain (loss)                                -                   (7,162)                   (59)                  (212)
  Net change in unrealized appreciation
    (depreciation) on investments                       5,972                 52,477                 15,283                 66,474
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) resulting
    from operations                                     6,519                 46,813                 14,871                 66,889
                                            -----------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                  3,800                  5,300                    -                    7,029
  Participant transfers                                50,237                (10,952)                     1                (15,317)
  Participant withdrawals                                 (41)               (25,832)                   (21)                (1,826)
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions            53,996                (31,484)                   (20)               (10,114)
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) in net assets                60,515                 15,329                 14,851                 56,775
NET ASSETS
  Beginning of period                                  10,432                228,644                 31,310                264,127
                                            -----------------      -----------------      -----------------      -----------------
  End of period                             $          70,947      $         243,973      $          46,161      $         320,902
                                            =================      =================      =================      =================

                                                PHOENIX-
                                                OAKHURST               PHOENIX-           PHOENIX-SANFORD         PHOENIX-SANFORD
                                               STRATEGIC            OAKHURST VALUE        BERNSTEIN GLOBAL         BERNSTEIN MID-
                                               ALLOCATION               EQUITY                 VALUE                 CAP VALUE
                                               SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                            -----------------      -----------------      -----------------      -----------------
FROM OPERATIONS
  Net investment income (loss)              $          14,651      $             362      $             485      $          (2,236)
  Net realized gain (loss)                                867                  2,013                  1,950                 12,280
  Net change in unrealized appreciation
    (depreciation) on investments                     130,494                197,996                 24,806                 98,494
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) resulting
    from operations                                   146,012                200,371                 27,241                108,538
                                            -----------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                 22,646                 37,147                  2,501                  5,401
  Participant transfers                                44,361                173,983                (21,833)                10,371
  Participant withdrawals                             (34,400)               (15,831)                (1,096)                (4,524)
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions            32,607                195,299                (20,428)                11,248
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) in net assets               178,619                395,670                  6,813                119,786
NET ASSETS
  Beginning of period                                 760,313                834,444                104,023                262,631
                                            -----------------      -----------------      -----------------      -----------------
  End of period                             $         938,932      $       1,230,114      $         110,836      $         382,417
                                            =================      =================      =================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                             PHOENIX-SANFORD
                                             BERNSTEIN SMALL-       PHOENIX-SENECA         PHOENIX-SENECA        AIM V.I. CAPITAL
                                               CAP VALUE            MID-CAP GROWTH        STRATEGIC THEME          APPRECIATION
                                               SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                            -----------------      -----------------      -----------------      -----------------
FROM OPERATIONS
  Net investment income (loss)              $          (2,100)     $          (3,404)     $          (3,135)     $            (221)
  Net realized gain (loss)                              6,918                  2,130                     94                      1
  Net change in unrealized appreciation
    (depreciation) on investments                      80,724                 91,767                108,096                  6,445
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) resulting
    from operations                                    85,542                 90,493                105,055                  6,225
                                            -----------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                  2,051                  6,908                 14,234                  3,000
  Participant transfers                               111,924                (16,398)                (1,617)                 2,100
  Participant withdrawals                              (4,081)                (6,631)                (1,063)                   (74)
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions           109,894                (16,121)                11,554                  5,026
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) in net assets               195,436                 74,372                116,609                 11,251
NET ASSETS
  Beginning of period                                 203,623                332,931                286,783                 20,355
                                            -----------------      -----------------      -----------------      -----------------
  End of period                             $         399,059      $         407,303      $         403,392      $          31,606
                                            =================      =================      =================      =================

                                                                                            FEDERATED FUND        FEDERATED HIGH
                                                                    ALGER AMERICAN             FOR U.S.             INCOME BOND
                                             AIM V.I. PREMIER         LEVERAGED               GOVERNMENT             FUND II --
                                                 EQUITY                 ALLCAP              SECURITIES II         PRIMARY SHARES
                                               SUBACCOUNT             SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                            -----------------      -----------------      -----------------      -----------------
FROM OPERATIONS
  Net investment income (loss)              $            (773)     $          (2,701)     $          34,510      $          13,058
  Net realized gain (loss)                                 60                  3,422                  8,687                    972
  Net change in unrealized appreciation
    (depreciation) on investments                      29,349                 84,017                (23,740)                21,150
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) resulting
    from operations                                    28,636                 84,738                 19,457                 35,180
                                            -----------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                  3,123                  9,417                 35,944                    495
  Participant transfers                                   706                 (4,289)              (325,687)               (24,498)
  Participant withdrawals                                (912)                (8,966)               (37,530)                (1,348)
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions             2,917                 (3,838)              (327,273)               (25,351)
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) in net assets                31,553                 80,900               (307,816)                 9,829
NET ASSETS
  Beginning of period                                 117,213                248,753              1,461,676                179,153
                                            -----------------      -----------------      -----------------      -----------------
  End of period                             $         148,766      $         329,653      $       1,153,860      $         188,982
                                            =================      =================      =================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                      VIP GROWTH                                   MUTUAL SHARES
                                             VIP CONTRAFUND(R)      OPPORTUNITIES            VIP GROWTH              SECURITIES
                                               SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                            -----------------      -----------------      -----------------      -----------------
FROM OPERATIONS
  Net investment income (loss)              $          (1,082)     $            (155)     $          (1,760)     $              17
  Net realized gain (loss)                               (127)                (1,266)                   237                 (3,741)
  Net change in unrealized appreciation
    (depreciation) on investments                      44,928                 12,615                 67,463                 37,818
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) resulting
    from operations                                    43,719                 11,194                 65,940                 34,094
                                            -----------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                  4,630                  5,800                  6,601                  6,344
  Participant transfers                                45,436                (27,029)                85,718                 94,178
  Participant withdrawals                              (1,240)                (1,329)                (2,045)                  (694)
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions            48,826                (22,558)                90,274                 99,828
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) in net assets                92,545                (11,364)               156,214                133,922
NET ASSETS
  Beginning of period                                 105,646                 65,329                183,441                153,796
                                            -----------------      -----------------      -----------------      -----------------
  End of period                             $         198,191      $          53,965      $         339,655      $         287,718
                                            =================      =================      =================      =================

                                                TEMPLETON
                                                DEVELOPING            TEMPLETON              TEMPLETON              TEMPLETON
                                                 MARKETS               FOREIGN              GLOBAL ASSET              GROWTH
                                                SECURITIES            SECURITIES             ALLOCATION             SECURITIES
                                                SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                            -----------------      -----------------      -----------------      -----------------
FROM OPERATIONS
  Net investment income (loss)              $               1      $           1,904      $             923      $             483
  Net realized gain (loss)                                -                      142                    821                     27
  Net change in unrealized appreciation
    (depreciation) on investments                         187                 64,497                 14,432                 20,679
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) resulting
    from operations                                       188                 66,543                 16,176                 21,189
                                            -----------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                     70                  5,331                    600                  1,191
  Participant transfers                                     1                  4,619                    -                    3,769
  Participant withdrawals                                  (4)                (1,387)               (28,611)                  (307)
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions                67                  8,563                (28,011)                 4,653
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) in net assets                   255                 75,106                (11,835)                25,842
NET ASSETS
  Beginning of period                                     299                211,952                 73,243                 67,118
                                            -----------------      -----------------      -----------------      -----------------
  End of period                             $             554      $         287,058      $          61,408      $          92,960
                                            =================      =================      =================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                               SCUDDER VIT
                                             EAFE(R) EQUITY           SCUDDER VIT                                 WANGER FOREIGN
                                                 INDEX             EQUITY 500 INDEX           TECHNOLOGY              FORTY
                                               SUBACCOUNT             SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                            -----------------      -----------------      -----------------      -----------------
FROM OPERATIONS
  Net investment income (loss)              $           2,576      $             101      $            (332)     $            (231)
  Net realized gain (loss)                                335                     10                 (7,781)                   816
  Net change in unrealized appreciation
    (depreciation) on investments                      21,238                  9,473                 20,184                 13,163
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) resulting
    from operations                                    24,149                  9,584                 12,071                 13,748
                                            -----------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                  5,000                     89                  2,746                  3,194
  Participant transfers                               123,132                  5,543                (13,438)                  (304)
  Participant withdrawals                                (471)                   (65)                  (243)                   -
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions           127,661                  5,567                (10,935)                 2,890
                                            -----------------      -----------------      -----------------      -----------------
  Net increase (decrease) in net assets               151,810                 15,151                  1,136                 16,638
NET ASSETS
  Beginning of period                                  55,638                 34,066                 40,929                 30,472
                                            -----------------      -----------------      -----------------      -----------------
  End of period                             $         207,448      $          49,217      $          42,065      $          47,110
                                            =================      =================      =================      =================

                                                 WANGER                                      WANGER U.S.
                                              INTERNATIONAL                                   SMALLER
                                                SMALL CAP           WANGER TWENTY            COMPANIES
                                               SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                            -----------------      -----------------      -----------------
FROM OPERATIONS
  Net investment income (loss)              $          (1,600)     $            (315)     $          (4,670)
  Net realized gain (loss)                              5,347                    611                  1,707
  Net change in unrealized appreciation
    (depreciation) on investments                     102,487                  8,572                181,626
                                            -----------------      -----------------      -----------------
  Net increase (decrease) resulting
    from operations                                   106,234                  8,868                178,663
                                            -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                  4,502                  3,776                 20,906
  Participant transfers                               (19,035)                 2,563                (13,953)
  Participant withdrawals                             (10,547)                (1,215)                (9,161)
                                            -----------------      -----------------      -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions           (25,080)                 5,124                 (2,208)
                                            -----------------      -----------------      -----------------
  Net increase (decrease) in net assets                81,154                 13,992                176,455
NET ASSETS
  Beginning of period                                 230,606                 27,176                431,023
                                            -----------------      -----------------      -----------------
  End of period                             $         311,760      $          41,168      $         607,478
                                            =================      =================      =================

+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception February 3, 2003 to December 31, 2003.
(2) From inception June 3, 2003 to December 31, 2003.
(3) From inception October 27, 2003 to December 31, 2003.

                        See Notes to Financial Statements

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

    The Phoenix Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account is used to fund benefits for variable annuity products issued by Phoenix, including The Phoenix Edge(R)-VA for New York (Death Benefit Option 1) (the "Product"). These financial statements are presented for the Product.

    The Account currently consists of 50 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

    Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account.

    The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                   INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                               Long-term growth of capital and future income rather than current
(formerly, Phoenix-MFS Investors Growth Stock Series)   income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap      Long-term capital growth
Growth Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series               Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth      Long-term growth of capital
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series            High total return over an extended period of time consistent with
(formerly, Phoenix-Oakhurst Strategic Allocation        prudent investment risk
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                    Long-term capital appreciation with current income as a secondary
(formerly, Phoenix-Oakhurst Value Equity Series)        consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series     To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial Average(SM) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series        Long-term capital appreciation by investing primarily in small-
                                                        capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                   INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                       Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified portfolio or U.S.
                                                        government securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                  High total return
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or
Rydex Variable Trust Juno Fund                          futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long
                                                        Treasury Bond.
-----------------------------------------------------------------------------------------------------------------------------------
                                                        To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                          benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE(R) Equity Index Fund                   EAFE(R)Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                       Match the performance of the Standard & Poor's 500 Composite Stock
                                                        Price Index which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                             Long-term growth of capital
(formerly, Wanger Foreign Forty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select
(formerly, Wanger Twenty)                               Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

    A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

    B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

    C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

    D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

    E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

    F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS

    Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                                PURCHASES                        SALES
----------                                                                ---------                        -----
THE PHOENIX EDGE SERIES FUND
----------------------------
    Phoenix-Aberdeen International Series                                $    121,466                    $    48,396
    Phoenix-AIM Growth Series                                                  34,542                         28,120
    Phoenix-Alliance/Bernstein Enhanced Index Series                           14,544                         85,005
    Phoenix-Duff & Phelps Real Estate Securities Series                        77,608                         37,688
    Phoenix-Engemann Capital Growth Series                                      6,902                        138,112
    Phoenix-Engemann Growth and Income Series                                  19,862                          6,124
    Phoenix-Engemann Small-Cap Growth Series                                    1,403                         42,678
    Phoenix-Engemann Strategic Allocation Series                               86,437                        132,073
    Phoenix-Engemann Value Equity Series                                      133,823                        143,244
    Phoenix-Goodwin Money Market Series                                        18,156                         31,161
    Phoenix-Goodwin Multi-Sector Fixed Income Series                          684,355                        120,007
    Phoenix-Goodwin Multi-Sector Short Term Bond Series                        10,343                      1,018,748
    Phoenix-Kayne Rising Dividends Series                                      25,584                            923
    Phoenix-Lazard International Equity Select Series                           3,573                             18
    Phoenix-Lord Abbett Bond-Debenture Series                                   4,619                            136
    Phoenix-Lord Abbett Large-Cap Value Series                                  3,838                          1,702
    Phoenix-Lord Abbett Mid-Cap Value Series                                    1,425                              8
    Phoenix-Northern Dow 30 Series                                              5,975                         24,923
    Phoenix-Northern Nasdaq-100 Index(R) Series                                   279                            440
    Phoenix-Sanford Bernstein Mid-Cap Value Series                            119,071                         54,931
    Phoenix-Sanford Bernstein Small-Cap Value Series                           40,849                         49,497
    Phoenix-Seneca Mid-Cap Growth Series                                       22,267                         26,311
    Phoenix-Seneca Strategic Theme Series                                       7,990                         99,742

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                PURCHASES                        SALES
----------                                                                ---------                        -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
    AIM V.I. Capital Appreciation Fund                                   $      7,571                    $     9,854
    AIM V.I. Mid-Cap Core Equity Fund                                           3,171                              -
    AIM V.I. Premier Equity Fund                                                4,962                          7,777

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
    Alger American Leveraged AllCap Portfolio                                  19,992                         45,734

FEDERATED INSURANCE SERIES
--------------------------
    Federated Fund for U.S. Government Securities II                           95,456                        123,733
    Federated High Income Bond Fund II -- Primary Shares                       14,245                         45,272

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP Contrafund(R) Portfolio                                               108,601                         13,551
    VIP Growth Opportunities Portfolio                                            998                          1,760
    VIP Growth Portfolio                                                       43,596                         10,358

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    Mutual Shares Securities Fund                                              11,298                          8,119
    Templeton Developing Markets Securities Fund                                   71                              9
    Templeton Foreign Securities Fund                                           3,545                          6,567
    Templeton Global Asset Allocation Fund                                      1,787                         20,768
    Templeton Growth Securities Fund                                           14,028                         14,298

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
    Scudder VIT EAFE(R) Equity Index Fund                                      56,948                          7,873
    Scudder VIT Equity 500 Index Fund                                          50,222                          2,345

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
    Technology Portfolio                                                          291                         14,008

WANGER ADVISORS TRUST
---------------------
    Wanger International Select                                                   157                         12,327
    Wanger International Small Cap                                             13,571                         36,322
    Wanger Select                                                              16,103                          5,703
    Wanger U.S. Smaller Companies                                              20,944                         30,653

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

    A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003, 2002 and 2001 follows:

                                                                                              PERIOD ENDED
                                                                                              DECEMBER 31,
                                                                         ------------------------------------------------------
SUBACCOUNT                                                                  2004           2003           2002           2001
----------                                                               ---------      ---------      ---------      ---------
THE PHOENIX EDGE SERIES FUND
----------------------------
    PHOENIX-ABERDEEN INTERNATIONAL SERIES(1)
    Accumulation units outstanding                                         410,336        328,939        337,316        237,646
    Unit value                                                           $0.992519      $0.829201      $0.634529      $0.751571
    Net assets (thousands)                                                    $407           $273           $214           $179 *
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                  3.14%          1.93%          1.17%              -
    Total return                                                            19.70%         30.68%       (15.57%)       (24.84%)

    PHOENIX-AIM GROWTH SERIES(16)
    Accumulation units outstanding                                         700,516        684,878        700,823        247,524
    Unit value                                                           $0.704313      $0.682004      $0.569579      $0.807695
    Net assets (thousands)                                                    $493           $467           $399           $200
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                  0.10%              -              -              - *
    Total return                                                             3.27%         19.74%       (29.48%)       (19.23%)

    PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(5)
    Accumulation units outstanding                                         153,528        226,691        236,564         95,577
    Unit value                                                           $1.033832      $0.949788      $0.759255      $1.003931
    Net assets (thousands)                                                    $159           $215           $180            $96
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                  1.30%          1.11%          0.99%          1.26% *
    Total return                                                             8.85%         25.09%       (24.37%)          0.39%

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(8)
    Accumulation units outstanding                                         169,847        166,693        158,142         90,963
    Unit value                                                           $2.237770      $1.676482      $1.223496      $1.015180
    Net assets (thousands)                                                    $380           $279           $193           $100
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                  2.47%          3.48%          3.88%          5.84% *
    Total return                                                            33.48%         37.02%         11.07%         10.15%

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(1)
    Accumulation units outstanding                                         727,045        948,409      1,107,414        585,446
    Unit value                                                           $0.613196      $0.589458      $0.470243      $0.631094
    Net assets (thousands)                                                    $446           $559           $521           $369
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                  0.79%          0.09%              -          0.01% *
    Total return                                                             4.03%         25.35%       (25.49%)       (36.89%)

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                              PERIOD ENDED
                                                                                              DECEMBER 31,
                                                                         ------------------------------------------------------
SUBACCOUNT                                                                  2004           2003           2002           2001
----------                                                               ---------      ---------      ---------      ---------
    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES(1)
    Accumulation units outstanding                                         391,526        377,006        391,966        143,125
    Unit value                                                           $0.931883      $0.851181      $0.673853      $0.877542
    Net assets (thousands)                                                    $365           $321           $264           $126
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                  1.22%          1.15%          1.02%          1.21% *
    Total return                                                             9.48%         26.32%       (23.21%)       (12.25%)

    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES(1)
    Accumulation units outstanding                                          76,577        135,160        137,070         54,975
    Unit value                                                           $0.768388      $0.706840      $0.487122      $0.690426
    Net assets (thousands)                                                     $59            $96            $67            $38
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                      -              -             -           0.06% *
    Total return                                                             8.71%         45.11%       (29.45%)       (30.96%)

    PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES(9)
    Accumulation units outstanding                                         775,700        849,989        817,653        327,643
    Unit value                                                           $1.176354      $1.104639      $0.929873      $1.061175
    Net assets (thousands)                                                    $912           $939           $760           $348
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                  2.63%          2.69%          2.91%          3.45% *
    Total return                                                             6.49%         18.79%       (12.37%)          6.12%

    PHOENIX-ENGEMANN VALUE EQUITY SERIES(4)
    Accumulation units outstanding                                       1,533,800      1,540,785      1,283,103        757,726
    Unit value                                                           $0.893368      $0.798368      $0.650333      $0.840612
    Net assets (thousands)                                                  $1,370         $1,230           $834           $637
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                  0.88%          0.95%          0.98%          1.85% *
    Total return                                                           11.90%          22.76%       (22.64%)       (15.94%)

    PHOENIX-GOODWIN MONEY MARKET SERIES(7)
    Accumulation units outstanding                                         229,334        241,782        246,204        356,437
    Unit value                                                           $1.020534      $1.021687      $1.023959      $1.018791
    Net assets (thousands)                                                    $234           $247           $252           $363
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                  0.79%          0.68%          1.43%          2.95% *
    Total return                                                           (0.11%)        (0.22%)          0.51%          1.88%

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                              PERIOD ENDED
                                                                                              DECEMBER 31,
                                                                         ------------------------------------------------------
SUBACCOUNT                                                                  2004           2003           2002           2001
----------                                                               ---------      ---------      ---------      ---------
    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(10)
    Accumulation units outstanding                                         925,651        522,247        536,800        175,432
    Unit value                                                           $1.340413      $1.266021      $1.114999      $1.022856
    Net assets (thousands)                                                  $1,241           $661           $599           $179
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                  6.27%          6.58%          7.41%         11.95% *
    Total return                                                             5.88%         13.54%          9.01%          2.29%

    PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(22)
    Accumulation units outstanding                                           3,694      1,004,304              -              -
    Unit value                                                           $1.069161      $1.024219              -              -
    Net assets (thousands)                                                      $4         $1,029              -              -
    Mortality and expense ratio                                              0.90%          0.90% *            -              -
    Investment income ratio                                                  2.35%          4.21% *            -              -
    Total return                                                             4.39%          2.16%              -              -

    PHOENIX-KAYNE RISING DIVIDENDS SERIES(23)
    Accumulation units outstanding                                          22,779          1,645              -              -
    Unit value                                                           $1.184476      $1.135530              -              -
    Net assets (thousands)                                                     $27             $2              -              -
    Mortality and expense ratio                                              0.90%          0.90% *            -              -
    Investment income ratio                                                  2.18%          3.58% *            -              -
    Total return                                                             4.31%          6.02%              -              -

    PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(19)
    Accumulation units outstanding                                           3,832          1,191             21              -
    Unit value                                                           $1.409757      $1.227860      $0.954439              -
    Net assets (thousands)                                                      $5             $1             $0 **           -
    Mortality and expense ratio                                              0.90%          0.90%          0.90% *            -
    Investment income ratio                                                  1.81%          1.03%              - *            -
    Total return                                                            14.81%         28.65%              -              -

    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(21)
    Accumulation units outstanding                                          15,246         12,543              -              -
    Unit value                                                           $1.329076      $1.236922              -              -
    Net assets (thousands)                                                     $20            $16              -              -
    Mortality and expense ratio                                              0.90%          0.90% *            -              -
    Investment income ratio                                                  5.32%          7.11% *            -              -
    Total return                                                             7.45%         15.84%              -              -

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                              PERIOD ENDED
                                                                                              DECEMBER 31,
                                                                         ------------------------------------------------------
SUBACCOUNT                                                                  2004           2003           2002           2001
----------                                                               ---------      ---------      ---------      ---------
    PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(19)
    Accumulation units outstanding                                           5,803          4,184             40              -
    Unit value                                                           $1.424916      $1.276397      $0.988953              -
    Net assets (thousands)                                                      $8             $5             $0 **           -
    Mortality and expense ratio                                              0.90%          0.90%          0.90% *            -
    Investment income ratio                                                  0.85%          1.20%              -              -
    Total return                                                            11.64%         29.07%              -              -

    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(24)
    Accumulation units outstanding                                           1,081              -              -              -
    Unit value                                                           $1.513980              -              -              -
    Net assets (thousands)                                                      $2              -              -              -
    Mortality and expense ratio                                              0.90% *            -              -              -
    Investment income ratio                                                  0.80% *            -              -              -
    Total return                                                            16.31%              -              -              -

    PHOENIX-NORTHERN DOW 30 SERIES(15)
    Accumulation units outstanding                                         229,096        250,322        296,189        190,698
    Unit value                                                           $1.010978      $0.974639      $0.771954      $0.921854
    Net assets (thousands)                                                    $232           $244           $229           $176
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                  1.65%          1.64%          1.40%          4.64% *
    Total return                                                             3.73%         26.26%       (16.26%)        (7.81%)

    PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(5)
    Accumulation units outstanding                                          49,183         49,208         49,235         46,664
    Unit value                                                           $1.022948      $0.938062      $0.635925      $1.028012
    Net assets (thousands)                                                     $50            $46            $31            $48
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                  0.61%              -              -              - *
    Total return                                                             9.05%         47.51%       (38.14%)          2.80%

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(5)
    Accumulation units outstanding                                         262,909        241,245        231,467         78,308
    Unit value                                                           $1.891475      $1.585173      $1.134635      $1.251984
    Net assets (thousands)                                                    $497           $382           $263            $98
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                  0.18%          0.19%          0.96%          2.69% *
    Total return                                                            19.32%         39.71%        (9.37%)         21.31%

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                              PERIOD ENDED
                                                                                              DECEMBER 31,
                                                                         ------------------------------------------------------
SUBACCOUNT                                                                  2004           2003           2002           2001
----------                                                               ---------      ---------      ---------      ---------
    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(11)
    Accumulation units outstanding                                         245,429        271,077        197,199         61,011
    Unit value                                                           $1.789658      $1.472115      $1.032574      $1.139194
    Net assets (thousands)                                                    $439           $399           $204            $70
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                      -              -          0.57%          1.79% *
    Total return                                                            21.57%         42.57%        (9.36%)         13.92%

    PHOENIX-SENECA MID-CAP GROWTH SERIES(8)
    Accumulation units outstanding                                         534,322        533,733        557,015        363,319
    Unit value                                                           $0.807097      $0.763120      $0.597705      $0.893534
    Net assets (thousands)                                                    $431           $407           $333           $325
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                      -              -              -              - *
    Total return                                                             5.76%         27.68%       (33.11%)       (10.65%)

    PHOENIX-SENECA STRATEGIC THEME SERIES(1)
    Accumulation units outstanding                                         520,004        673,780        651,578        393,805
    Unit value                                                           $0.625571      $0.598701      $0.440136      $0.683076
    Net assets (thousands)                                                    $325           $403           $287           $269
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                      -              -              -              - *
    Total return                                                             4.49%         36.03%       (35.57%)       (31.69%)

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
    AIM V.I. CAPITAL APPRECIATION FUND(17)
    Accumulation units outstanding                                          33,123         35,434         29,291          8,948
    Unit value                                                           $0.942498      $0.891958      $0.694906      $0.927004
    Net assets (thousands)                                                     $31            $32            $20             $8
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                      -              -              -              - *
    Total return                                                             5.67%         28.36%       (25.04%)        (5.28%)

    AIM V.I. MID-CAP CORE EQUITY FUND(25)
    Accumulation units outstanding                                           3,042              -              -              -
    Unit value                                                           $1.016770              -              -              -
    Net assets (thousands)                                                      $3              -              -              -
    Mortality and expense ratio                                              0.90% *            -              -              -
    Investment income ratio                                                  1.74% *            -              -              -
    Total return                                                             1.91%              -              -              -

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                              PERIOD ENDED
                                                                                              DECEMBER 31,
                                                                         ------------------------------------------------------
SUBACCOUNT                                                                  2004           2003           2002           2001
----------                                                               ---------      ---------      ---------      ---------
        AIM V.I. PREMIER EQUITY FUND(18)
        Accumulation units outstanding                                     182,108        184,661        180,349         95,997
        Unit value                                                       $0.844442      $0.805610      $0.649922      $0.940383
        Net assets (thousands)                                                $154           $149           $117            $90
        Mortality and expense ratio                                          0.90%          0.90%          0.90%          0.90% *
        Investment income ratio                                              0.47%          0.32%          0.41%          1.62% *
        Total return                                                         4.82%         23.95%       (30.89%)        (4.95%)

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
        ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(2)
        Accumulation units outstanding                                     430,165        460,076        463,523        269,092
        Unit value                                                       $0.768208      $0.716518      $0.536658      $0.819408
        Net assets (thousands)                                                $330           $330           $249           $220
        Mortality and expense ratio                                          0.90%          0.90%          0.90%          0.90% *
        Investment income ratio                                                  -              -          0.01%              - *
        Total return                                                         7.21%         33.51%       (34.51%)       (18.06%)

FEDERATED INSURANCE SERIES
--------------------------
        FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(6)
        Accumulation units outstanding                                     952,302      1,017,222      1,307,202        570,988
        Unit value                                                       $1.164685      $1.134324      $1.118171      $1.034711
        Net assets (thousands)                                              $1,109         $1,154         $1,462           $591
        Mortality and expense ratio                                          0.90%          0.90%          0.90%          0.90% *
        Investment income ratio                                              4.45%          3.69%          2.88%          0.15% *
        Total return                                                         2.68%          1.44%          8.07%          3.47%

        FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(11)
        Accumulation units outstanding                                     124,053        156,720        179,943         79,581
        Unit value                                                       $1.320014      $1.205860      $0.995612      $0.990896
        Net assets (thousands)                                                $164           $189           $179            $79
        Mortality and expense ratio                                          0.90%          0.90%          0.90%          0.90% *
        Investment income ratio                                              7.04%          8.18%          6.04%              - *
        Total return                                                         9.47%         21.12%          0.48%        (0.91%)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
        VIP CONTRAFUND(R) PORTFOLIO(4)
        Accumulation units outstanding                                     275,234        185,421        125,720         78,458
        Unit value                                                       $1.221731      $1.068876      $0.840326      $0.936195
        Net assets (thousands)                                                $336           $198           $106            $73
        Mortality and expense ratio                                          0.90%          0.90%          0.90%          0.90% *
        Investment income ratio                                              0.20%          0.25%          0.54%             -  *
        Total return                                                        14.30%         27.20%       (10.24%)        (6.38%)

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                              PERIOD ENDED
                                                                                              DECEMBER 31,
                                                                         ------------------------------------------------------
SUBACCOUNT                                                                  2004           2003           2002           2001
----------                                                               ---------      ---------      ---------      ---------
    VIP GROWTH OPPORTUNITIES PORTFOLIO(2)
    Accumulation units outstanding                                          63,907         64,544        100,399         28,780
    Unit value                                                           $0.887069      $0.836102      $0.650689      $0.840904
    Net assets (thousands)                                                     $57            $54            $65            $24
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                  0.47%          0.57%          0.46%          0.04% *
    Total return                                                             6.10%         28.49%       (22.62%)       (15.91%)

    VIP GROWTH PORTFOLIO(4)
    Accumulation units outstanding                                         463,416        419,595        298,197         87,277
    Unit value                                                           $0.828370      $0.809482      $0.615165      $0.889321
    Net assets (thousands)                                                    $384           $340           $183            $78
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                  0.16%          0.17%          0.08%              - *
    Total return                                                             2.33%         31.59%       (30.83%)       (11.07%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    MUTUAL SHARES SECURITIES FUND(14)
    Accumulation units outstanding                                         270,820        267,738        177,497        120,422
    Unit value                                                           $1.199487      $1.074627      $0.866469      $0.991443
    Net assets (thousands)                                                    $325           $288           $154           $119
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                  0.78%          0.93%          0.92%          1.02% *
    Total return                                                            11.62%         24.02%       (12.61%)        (0.86%)

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND(8)
    Accumulation units outstanding                                             418            379            310            104
    Unit value                                                           $1.804678      $1.460225      $0.963104      $0.973280
    Net assets (thousands)                                                      $1             $1             $0 **          $0 **
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                  1.79%          1.20%          1.49%          1.44% *
    Total return                                                            23.59%         51.62%        (1.05%)        (2.67%)

    TEMPLETON FOREIGN SECURITIES FUND(8)
    Accumulation units outstanding                                         285,949        289,294        279,870         97,820
    Unit value                                                           $1.165545      $0.992270      $0.757326      $0.938401
    Net assets (thousands)                                                    $333           $287           $212            $92
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                  1.06%          1.74%          1.79%          2.20% *
    Total return                                                            17.46%         31.02%       (19.30%)        (6.10%)

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                              PERIOD ENDED
                                                                                              DECEMBER 31,
                                                                         ------------------------------------------------------
SUBACCOUNT                                                                  2004           2003           2002           2001
----------                                                               ---------      ---------      ---------      ---------
    TEMPLETON GLOBAL ASSET ALLOCATION FUND(3)
    Accumulation units outstanding                                          36,935         54,611         85,176         82,403
    Unit value                                                           $1.289502      $1.124469      $0.859904      $0.907541
    Net assets (thousands)                                                     $48            $61            $73            $75
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                  2.55%          2.47%          1.75%          1.44% *
    Total return                                                            14.68%         30.77%        (5.25%)        (9.25%)

    TEMPLETON GROWTH SECURITIES FUND(13)
    Accumulation units outstanding                                          85,460         86,629         81,901         38,079
    Unit value                                                           $1.233854      $1.073076      $0.819477      $1.014503
    Net assets (thousands)                                                    $105            $93            $67            $39
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                  1.09%          1.57%          2.55%          3.71% *
    Total return                                                            14.98%         30.95%       (19.22%)          1.45%

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
    SCUDDER VIT EAFE(R) EQUITY INDEX FUND(19)
    Accumulation units outstanding                                         276,170        226,733         80,365         18,325
    Unit value                                                           $1.079591      $0.914952      $0.692331      $0.891069
    Net assets (thousands)                                                    $298           $207            $56            $16
    Mortality and expense ratio                                              0.90%          0.90%          0.90%           0.90 *
    Investment income ratio                                                  2.27%          4.08%          1.71%              - *
    Total return                                                            17.99%         32.16%       (22.30%)        (0.70%)

    SCUDDER VIT EQUITY 500 INDEX FUND(20)
    Accumulation units outstanding                                          92,678         47,286         41,569              -
    Unit value                                                           $1.140694      $1.040811      $0.819506              -
    Net assets (thousands)                                                    $106            $49            $34              -
    Mortality and expense ratio                                              0.90%          0.90%          0.90% *            -
    Investment income ratio                                                  0.99%          1.18%          1.49% *            -
    Total return                                                             9.60%         27.00%       (23.51%)              -

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
    TECHNOLOGY PORTFOLIO(2)
    Accumulation units outstanding                                          77,953        118,484        167,404        116,539
    Unit value                                                           $0.346050      $0.355033      $0.242438      $0.479393
    Net assets (thousands)                                                     $27            $42            $41            $56
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                      -              -              -              - *
    Total return                                                           (2.53%)         46.44%       (49.43%)       (52.06%)

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                              PERIOD ENDED
                                                                                              DECEMBER 31,
                                                                         ------------------------------------------------------
SUBACCOUNT                                                                  2004           2003           2002           2001
----------                                                               ---------      ---------      ---------      ---------
WANGER ADVISORS TRUST
---------------------
    WANGER INTERNATIONAL SELECT(12)
    Accumulation units outstanding                                          33,292         44,587         40,366         20,136
    Unit value                                                           $1.301869      $1.056557      $0.754867      $0.899240
    Net assets (thousands)                                                     $43            $47            $30            $18
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                  0.37%          0.30%              -              - *
    Total return                                                            23.22%         39.97%       (16.06%)       (10.08%)

    WANGER INTERNATIONAL SMALL CAP(1)
    Accumulation units outstanding                                         302,781        324,321        353,913        213,181
    Unit value                                                           $1.240992      $0.961271      $0.651591      $0.763045
    Net assets (thousands)                                                    $376           $312           $231           $163
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                  0.70%          0.32%              -          5.03% *
    Total return                                                            29.10%         47.53%       (14.61%)       (23.70%)

    WANGER SELECT(8)
    Accumulation units outstanding                                          37,196         29,991         25,649         11,966
    Unit value                                                           $1.622887      $1.372629      $1.059535      $1.157329
    Net assets (thousands)                                                     $60            $41            $27            $14
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                      -              -              -              - *
    Total return                                                            18.23%         29.55%        (8.45%)         15.73%

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                              PERIOD ENDED
                                                                                              DECEMBER 31,
                                                                         ------------------------------------------------------
SUBACCOUNT                                                                  2004           2003           2002           2001
----------                                                               ---------      ---------      ---------      ---------
    WANGER U.S. SMALLER COMPANIES(1)
    Accumulation units outstanding                                         475,357        478,920        482,339        212,271
    Unit value                                                           $1.487458      $1.268433      $0.893679      $1.084017
    Net assets (thousands)                                                    $707           $607           $431           $230
    Mortality and expense ratio                                              0.90%          0.90%          0.90%          0.90% *
    Investment income ratio                                                      -              -             -           0.01% *
    Total return                                                            17.27%         41.93%       (17.56%)          8.40%

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with currrent year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

 (1) From inception January 30, 2001 to December 31, 2001.
 (2) From inception February 2, 2001 to December 31, 2001.
 (3) From inception March 5, 2001 to December 31, 2001.
 (4) From inception March  9, 2001 to December 31, 2001.
 (5) From inception March 14, 2001 to December 31, 2001.
 (6) From inception March 19, 2001 to December 31, 2001.
 (7) From inception March 20, 2001 to December 31, 2001.
 (8) From inception March 27, 2001 to December 31, 2001.
 (9) From inception March 30, 2001 to December 31, 2001.
(10) From inception April 2, 2001 to December 31, 2001.
(11) From inception April 11, 2001 to December 31, 2001.
(12) From inception April 12, 2001 to December 31, 2001.
(13) From inception April 16, 2001 to December 31, 2001.
(14) From inception May 1, 2001 to December 31, 2001.
(15) From inception May 2, 2001 to December 31, 2001.
(16) From inception June 5, 2001 to December 31, 2001.
(17) From inception July 9, 2001 to December 31, 2001.
(18) From inception July 23, 2001 to December 31, 2001.
(19) From inception November 19, 2001 to December 31, 2001.
(20) From inception January 9, 2002 to December 31, 2002.
(21) From inception February 3, 2003 to December 31, 2003.
(22) From inception June 3, 2003 to December 31, 2003.
(23) From inception October 27, 2003 to December 31, 2003.
(24) From inception July 30, 2004 to December 31, 2004.
(25) From inception December 3, 2004 to December 31, 2004.
   * Annualized.
  ** Net Assets are less than $500.

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                   SUBACCOUNT
                                             -------------------------------------------------------------------------------------

                                                  PHOENIX-                                PHOENIX-ALLIANCE/        PHOENIX-DUFF &
                                                  ABERDEEN                                    BERNSTEIN             PHELPS REAL
                                               INTERNATIONAL          PHOENIX-AIM          ENHANCED INDEX        ESTATE SECURITIES
                                                   SERIES            GROWTH SERIES              SERIES                 SERIES
                                             ----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                                 328,939                684,878                226,691                166,693
Participant deposits                                    2,894                 10,459                 10,659                    590
Participant transfers                                 117,743 (e)             41,875                (57,633)                 4,286
Participant withdrawals                               (39,240)               (36,696)               (26,189)                (1,722)
                                             -------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                       410,336                700,516                153,528                169,847
                                             =====================================================================================

                                                  PHOENIX-             PHOENIX-               PHOENIX-               PHOENIX-
                                                  ENGEMANN             ENGEMANN            ENGEMANN SMALL-           ENGEMANN
                                              CAPITAL GROWTH          GROWTH AND             CAP GROWTH              STRATEGIC
                                                  SERIES             INCOME SERIES             SERIES            ALLOCATION SERIES
                                             ----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                                 948,409                377,006                135,160                849,989
Participant deposits                                    4,872                  8,306                    696                 26,873
Participant transfers                                 (48,799)(c)              8,786 (b)            (59,220)                (1,424)
Participant withdrawals                              (177,437)                (2,572)                   (59)               (99,738)
                                             -------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                       727,045                391,526                 76,577                775,700
                                             =====================================================================================

                                                                                                                     PHOENIX-
                                                                                               PHOENIX-           GOODWIN MULTI-
                                                 PHOENIX-              PHOENIX-             GOODWIN MULTI-         SECTOR SHORT
                                              ENGEMANN VALUE         GOODWIN MONEY          SECTOR FIXED            TERM BOND
                                               EQUITY SERIES         MARKET SERIES          INCOME SERIES             SERIES
                                             ----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                               1,540,785                241,782                522,247              1,004,304
Participant deposits                                    5,783                  6,966                 14,264                    -
Participant transfers                                  22,396 (d)            (17,457)               453,073 (a)                -
Participant withdrawals                               (35,164)                (1,957)               (63,933)            (1,000,610)
                                             -------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                     1,533,800                229,334                925,651                  3,694
                                             =====================================================================================

                                                                    PHOENIX-LAZARD
                                               PHOENIX-KAYNE        INTERNATIONAL           PHOENIX-LORD            PHOENIX-LORD
                                             RISING DIVIDENDS       EQUITY SELECT            ABBETT BOND-         ABBETT LARGE-CAP
                                                  SERIES                SERIES             DEBENTURE SERIES         VALUE SERIES
                                             ----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                                   1,645                  1,191                 12,543                  4,184
Participant deposits                                      -                      921                    960                  2,887
Participant transfers                                  21,821                  1,721                  1,749                     (1)
Participant withdrawals                                  (687)                    (1)                    (6)                (1,267)
                                             -------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                        22,779                  3,832                 15,246                  5,803
                                             =====================================================================================

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                   SUBACCOUNT
                                             -------------------------------------------------------------------------------------

                                                                                              PHOENIX-           PHOENIX-SANFORD
                                               PHOENIX-LORD            PHOENIX-               NORTHERN              BERNSTEIN
                                              ABBETT MID-CAP        NORTHERN DOW 30          NASDAQ-100            MID-CAP VALUE
                                               VALUE SERIES             SERIES             INDEX(R) SERIES            SERIES
                                             ----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                                     -                  250,322                 49,208                241,245
Participant deposits                                      -                    2,564                    -                    1,408
Participant transfers                                   1,084                    279                    -                   36,311
Participant withdrawals                                    (3)               (24,069)                   (25)               (16,055)
                                             -------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                         1,081                229,096                 49,183                262,909
                                             =====================================================================================

                                              PHOENIX-SANFORD
                                                 BERNSTEIN          PHOENIX-SENECA         PHOENIX-SENECA         AIM V.I. CAPITAL
                                              SMALL-CAP VALUE       MID-CAP GROWTH         STRATEGIC THEME          APPRECIATION
                                                  SERIES                SERIES                 SERIES                  FUND
                                             ----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                                 271,077                533,733                673,780                 35,434
Participant deposits                                    1,427                  8,323                 11,681                  1,363
Participant transfers                                 (11,998)                 2,055               (128,294)                  (873)
Participant withdrawals                               (15,077)                (9,789)               (37,163)                (2,801)
                                             -------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                       245,429                534,322                520,004                 33,123
                                             =====================================================================================

                                                                                                                  FEDERATED FUND
                                                                                           ALGER AMERICAN            FOR U.S.
                                             AIM V.I. MID-CAP      AIM V.I. PREMIER       LEVERAGED ALLCAP          GOVERNMENT
                                             CORE EQUITY FUND         EQUITY FUND             PORTFOLIO            SECURITIES II
                                             ----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                                     -                  184,661                460,076              1,017,222
Participant deposits                                       12                  4,401                  7,237                 12,841
Participant transfers                                   3,030 (f)             (3,096)               (18,480)                 6,603
Participant withdrawals                                   -                   (3,858)               (18,668)               (84,364)
                                             -------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                         3,042                182,108                430,165                952,302
                                             =====================================================================================

                                              FEDERATED HIGH
                                               INCOME BOND                                   VIP GROWTH
                                                FUND II --         VIP CONTRAFUND(R)        OPPORTUNITIES           VIP GROWTH
                                              PRIMARY SHARES           PORTFOLIO              PORTFOLIO              PORTFOLIO
                                             ----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                                 156,720                185,421                 64,544                419,595
Participant deposits                                      351                  4,690                    953                  7,550
Participant transfers                                  (7,734)                94,887                    -                   46,551
Participant withdrawals                               (25,284)                (9,764)                (1,590)               (10,280)
                                             -------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                       124,053                275,234                 63,907                463,416
                                             =====================================================================================

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                   SUBACCOUNT
                                             -------------------------------------------------------------------------------------

                                                                      TEMPLETON
                                                                      DEVELOPING              TEMPLETON              TEMPLETON
                                               MUTUAL SHARES            MARKETS                FOREIGN              GLOBAL ASSET
                                              SECURITIES FUND       SECURITIES FUND        SECURITIES FUND        ALLOCATION FUND
                                             ----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                                 267,738                    379                289,294                 54,611
Participant deposits                                    8,298                     42                    910                    522
Participant transfers                                  (3,374)                     -                   (476)                   -
Participant withdrawals                                (1,842)                    (3)                (3,779)               (18,198)
                                             -------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                       270,820                    418                285,949                 36,935
                                             =====================================================================================

                                                                     SCUDDER VIT
                                                 TEMPLETON          EAFE(R) EQUITY           SCUDDER VIT
                                                  GROWTH                 INDEX            EQUITY 500 INDEX          TECHNOLOGY
                                              SECURITIES FUND            FUND                   FUND                 PORTFOLIO
                                             ----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                                  86,629                226,733                 47,286                118,484
Participant deposits                                      218                    -                      511                    428
Participant transfers                                     697                 51,371                 46,446                (15,769)
Participant withdrawals                                (2,084)                (1,934)                (1,565)               (25,190)
                                             -------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                        85,460                276,170                 92,678                 77,953
                                             =====================================================================================

                                                  WANGER                WANGER                                     WANGER U.S.
                                               INTERNATIONAL         INTERNATIONAL                                   SMALLER
                                                  SELECT               SMALL CAP            WANGER SELECT            COMPANIES
                                             ----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                                  44,587                324,321                 29,991                478,920
Participant deposits                                      -                    3,346                  1,843                  8,007
Participant transfers                                 (11,264)               (17,163)                 8,806                 (5,085)
Participant withdrawals                                   (31)                (7,723)                (3,444)                (6,485)
                                             -------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                        33,292                302,781                 37,196                475,357
                                             =====================================================================================

(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

              THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                       PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                              NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                   SUBACCOUNT
                                             -------------------------------------------------------------------------------------

                                                 PHOENIX-                                 PHOENIX-ALLIANCE/        PHOENIX-DUFF &
                                                 ABERDEEN              PHOENIX-AIM            BERNSTEIN             PHELPS REAL
                                              INTERNATIONAL              MID-CAP            ENHANCED INDEX       ESTATE SECURITIES
                                                  SERIES              EQUITY SERIES             SERIES                 SERIES
                                             ----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                                 337,316                 25,360                236,564                158,142
Participant deposits                                   13,847                    146                 41,152                  1,832
Participant transfers                                 (10,964)               (23,336)               (50,302)                 8,086
Participant withdrawals                               (11,260)                   (19)                  (723)                (1,369)
                                             -------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                       328,939                  2,151                226,691                166,693
                                             =====================================================================================

                                                 PHOENIX-               PHOENIX-                                      PHOENIX-
                                                 ENGEMANN            ENGEMANN SMALL            PHOENIX-            GOODWIN MULTI-
                                              CAPITAL GROWTH            & MID-CAP           GOODWIN MONEY           SECTOR FIXED
                                                  SERIES              GROWTH SERIES         MARKET SERIES          INCOME SERIES
                                             ----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                               1,107,414                137,070                246,204                536,800
Participant deposits                                   16,288                  9,957                    -                   27,953
Participant transfers                                 (86,843)               (11,784)               340,751                (33,463)
Participant withdrawals                               (88,450)                   (85)              (345,171)                (9,045)
                                             -------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                       948,409                135,160                241,782                522,247
                                             =====================================================================================

                                                 PHOENIX-
                                              GOODWIN MULTI-                                                       PHOENIX-LAZARD
                                               SECTOR SHORT           PHOENIX-JANUS         PHOENIX-KAYNE          INTERNATIONAL
                                                TERM BOND            FLEXIBLE INCOME       RISING DIVIDENDS        EQUITY SELECT
                                                  SERIES                 SERIES                 SERIES                 SERIES
                                             ----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                                     -                  429,481                    -                       21
Participant deposits                                1,000,000                  1,285                  1,645                  1,171
Participant transfers                                   4,304                (12,567)                   -                      -
Participant withdrawals                                   -                  (16,049)                   -                       (1)
                                             -------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                     1,004,304                402,150                  1,645                  1,191
                                             =====================================================================================

                                               PHOENIX-LORD           PHOENIX-LORD           PHOENIX-MFS            PHOENIX-MFS
                                               ABBETT BOND-         ABBETT LARGE-CAP       INVESTORS GROWTH       INVESTORS TRUST
                                             DEBENTURE SERIES         VALUE SERIES           STOCK SERIES              SERIES
                                             ----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                                     -                       40                700,823                  7,036
Participant deposits                                    6,170                  4,146                 32,828                    -
Participant transfers                                   6,373                      -                    774                    345
Participant withdrawals                                   -                       (2)               (49,547)                   (40)
                                             -------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                        12,543                  4,184                684,878                  7,341
                                             =====================================================================================

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                   SUBACCOUNT
                                             -------------------------------------------------------------------------------------

                                                                                              PHOENIX-               PHOENIX-
                                                                        PHOENIX-              NORTHERN            OAKHURST GROWTH
                                               PHOENIX-MFS           NORTHERN DOW 30         NASDAQ-100             AND INCOME
                                               VALUE SERIES              SERIES            INDEX(R) SERIES            SERIES
                                             ----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                                  11,574                296,189                 49,235                391,966
Participant deposits                                    3,471                  6,292                    -                   10,150
Participant transfers                                  48,619                (17,233)                   -                  (22,608)
Participant withdrawals                                   (42)               (34,926)                   (27)                (2,502)
                                             -------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                        63,622                250,322                 49,208                377,006
                                             =====================================================================================

                                                 PHOENIX-
                                                 OAKHURST               PHOENIX-           PHOENIX-SANFORD        PHOENIX-SANFORD
                                                 STRATEGIC           OAKHURST VALUE        BERNSTEIN GLOBAL        BERNSTEIN MID-
                                             ALLOCATION SERIES       EQUITY SERIES          VALUE SERIES         CAP VALUE SERIES
                                             ----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                                 817,653              1,283,103                126,516                231,467
Participant deposits                                   23,191                 52,309                  2,656                  4,973
Participant transfers                                  44,134                228,180                (25,706)                 7,948
Participant withdrawals                               (34,989)               (22,807)                (1,027)                (3,143)
                                             -------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                       849,989              1,540,785                102,439                241,245
                                             =====================================================================================

                                             PHOENIX-SANFORD         PHOENIX-SENECA         PHOENIX-SENECA        AIM V.I. CAPITAL
                                             BERNSTEIN SMALL-        MID-CAP GROWTH        STRATEGIC THEME          APPRECIATION
                                             CAP VALUE SERIES            SERIES                 SERIES                  FUND
                                             ----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                                 197,199                557,015                651,578                 29,291
Participant deposits                                    1,976                 10,420                 27,191                  3,719
Participant transfers                                  75,184                (23,936)                (3,024)                 2,514
Participant withdrawals                                (3,282)                (9,766)                (1,965)                   (90)
                                             -------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                       271,077                533,733                673,780                 35,434
                                             =====================================================================================

                                                                                            FEDERATED FUND         FEDERATED HIGH
                                                                     ALGER AMERICAN            FOR U.S.             INCOME BOND
                                             AIM V.I. PREMIER       LEVERAGED ALLCAP          GOVERNMENT             FUND II --
                                               EQUITY FUND              PORTFOLIO           SECURITIES II          PRIMARY SHARES
                                             ----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                                 180,349                463,523              1,307,202                179,943
Participant deposits                                    4,524                 15,783                 31,815                    451
Participant transfers                                     934                 (5,465)              (288,454)               (22,487)
Participant withdrawals                                (1,146)               (13,765)               (33,341)                (1,187)
                                             -------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                       184,661                460,076              1,017,222                156,720
                                             =====================================================================================

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                   SUBACCOUNT
                                             -------------------------------------------------------------------------------------

                                                                      VIP GROWTH
                                             VIP CONTRAFUND(R)       OPPORTUNITIES           VIP GROWTH            MUTUAL SHARES
                                                PORTFOLIO              PORTFOLIO             PORTFOLIO            SECURITIES FUND
                                             ----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                                 125,720                100,399                298,197                177,497
Participant deposits                                    5,513                  7,603                  9,075                  6,455
Participant transfers                                  55,527                (41,609)               115,375                 84,530
Participant withdrawals                                (1,339)                (1,849)                (3,052)                  (744)
                                             -------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                       185,421                 64,544                419,595                267,738
                                             =====================================================================================

                                                TEMPLETON
                                                DEVELOPING              TEMPLETON             TEMPLETON              TEMPLETON
                                                 MARKETS                 FOREIGN             GLOBAL ASSET              GROWTH
                                             SECURITIES FUND         SECURITIES FUND       ALLOCATION FUND        SECURITIES FUND
                                             ----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                                     310                279,870                 85,176                 81,901
Participant deposits                                       73                  5,891                    635                  1,343
Participant transfers                                     -                    5,168                    -                    3,720
Participant withdrawals                                    (4)                (1,635)               (31,200)                  (335)
                                             -------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                           379                289,294                 54,611                 86,629
                                             =====================================================================================

                                                SCUDDER VIT
                                              EAFE(R) EQUITY          SCUDDER VIT
                                                   INDEX            EQUITY 500 INDEX          TECHNOLOGY           WANGER FOREIGN
                                                   FUND                   FUND                PORTFOLIO                FORTY
                                             ----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                                  80,365                 41,569                167,404                 40,366
Participant deposits                                    6,203                     98                  8,456                  4,507
Participant transfers                                 140,782                  5,689                (56,605)                  (286)
Participant withdrawals                                  (617)                   (70)                  (771)                   -
                                             -------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                       226,733                 47,286                118,484                 44,587
                                             =====================================================================================

                                                 WANGER                                      WANGER U.S.
                                              INTERNATIONAL                                    SMALLER
                                                SMALL CAP             WANGER TWENTY           COMPANIES
                                             ----------------      -----------------      -----------------
Accumulation units outstanding,
  beginning of period                                 353,913                 25,649                482,339
Participant deposits                                    6,450                  3,345                 20,513
Participant transfers                                 (22,827)                 1,888                (16,188)
Participant withdrawals                               (13,215)                  (891)                (7,744)
                                             --------------------------------------------------------------
Accumulation units outstanding,
  end of period                                       324,321                 29,991                478,920
                                             ==============================================================

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

    Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

    Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges the subaccounts the daily equivalent of .40%, .375% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

    As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro rata basis from the subaccounts and Guaranteed Interest Account in which contract/policy owners have an interest. Such fees aggregated $4,706, $4,931 and $3,722 for the years ended December 31, 2004, 2003 and 2002, respectively.

    PEPCO is the principal underwriter and distributor for the Account.

    On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $8,493, $6,271 and $1,883 for the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

    The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix believes that each of the subaccounts satisfies the current requirements of the regulations. Phoenix intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

    On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

    On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

    On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

    On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

    On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

    On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

    On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

    Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

    On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

    At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

    The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

    Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--OTHER

    Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

    The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small- Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

    The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

    Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

    Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

    Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account (The Phoenix Edge(R)-VA for New York (Death Benefit Option 1)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Accumulation Account (The Phoenix Edge(R)-VA for New York (Death Benefit Option 1)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2005

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

A N N U A L   R E P O R T

The Phoenix Edge(R)-VA (for New York)
                                                 V a r i a b l e   A n n u i t y






             P H O E N I X   L I F E   V A R I A B L E   A C C U M U L A T I O N
                                                                   A C C O U N T
                                                               DECEMBER 31, 2004

                                                          DEATH BENEFIT OPTION 2











                                [LOGO] PHOENIX(R)

                 VA0201AR2  (C) 2005  The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                     PHOENIX-                                PHOENIX-ALGER      PHOENIX-ALLIANCE/
                                                     ABERDEEN            PHOENIX-AIM           SMALL-CAP            BERNSTEIN
                                                  INTERNATIONAL            GROWTH               GROWTH            ENHANCED INDEX
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $         427,670    $         346,767    $           1,134    $          74,983
                                                 =================    =================    =================    =================
   Investment at market                          $         534,142    $         303,088    $           1,013    $          76,426
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                         534,142              303,088                1,013               76,426
LIABILITIES
   Accrued expenses                                            549                  315                    1                   80
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $         533,593    $         302,773    $           1,012    $          76,346
                                                 =================    =================    =================    =================
Accumulation units outstanding                             504,744              379,109                  660               89,957
                                                 =================    =================    =================    =================
Unit value                                       $        1.057155    $        0.798642    $        1.532968    $        0.848693
                                                 =================    =================    =================    =================

                                                                                               PHOENIX-              PHOENIX-
                                                    PHOENIX-DUFF &        PHOENIX-             ENGEMANN              ENGEMANN
                                                     PHELPS REAL          ENGEMANN            GROWTH AND            SMALL-CAP
                                                  ESTATE SECURITIES    CAPITAL GROWTH           INCOME                GROWTH
                                                      SUBACCOUNT         SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $         288,739    $       1,275,154    $         522,100    $         326,772
                                                 =================    =================    =================    =================
   Investment at market                          $         425,996    $       1,249,745    $         545,492    $         396,406
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                         425,996            1,249,745              545,492              396,406
LIABILITIES
   Accrued expenses                                            443                1,319                  568                  409
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $         425,553    $       1,248,426    $         544,924    $         395,997
                                                 =================    =================    =================    =================
Accumulation units outstanding                             195,773            1,856,378              576,550              526,206
                                                 =================    =================    =================    =================
Unit value                                       $        2.173704    $        0.672506    $        0.945145    $        0.752551
                                                 =================    =================    =================    =================

                                                      PHOENIX-                                                        PHOENIX-
                                                      ENGEMANN             PHOENIX-             PHOENIX-           GOODWIN MULTI-
                                                     STRATEGIC          ENGEMANN VALUE        GOODWIN MONEY         SECTOR FIXED
                                                     ALLOCATION             EQUITY               MARKET                INCOME
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       1,639,615    $         737,124    $         309,522    $         723,826
                                                 =================    =================    =================    =================
   Investment at market                          $       1,730,255    $         783,646    $         309,522    $         778,047
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       1,730,255              783,646              309,522              778,047
LIABILITIES
   Accrued expenses                                          1,821                  817                  328                  829
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       1,728,434    $         782,829    $         309,194    $         777,218
                                                 =================    =================    =================    =================
Accumulation units outstanding                           1,506,811              884,071              307,560              595,680
                                                 =================    =================    =================    =================
Unit value                                       $        1.147081    $        0.885483    $        1.005313    $        1.304757
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                     PHOENIX-
                                                  GOODWIN MULTI-                             PHOENIX-KAYNE        PHOENIX-LAZARD
                                                   SECTOR SHORT         PHOENIX-KAYNE          SMALL-CAP          INTERNATIONAL
                                                    TERM BOND         RISING DIVIDENDS       QUALITY VALUE        EQUITY SELECT
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $         107,074    $         110,446    $           1,139    $          14,012
                                                 =================    =================    =================    =================
   Investment at market                          $         108,133    $         115,246    $           1,303    $          15,540
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                         108,133              115,246                1,303               15,540
LIABILITIES
   Accrued expenses                                            114                  121                    1                   16
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $         108,019    $         115,125    $           1,302    $          15,524
                                                 =================    =================    =================    =================
Accumulation units outstanding                             101,599               98,018                  879               11,105
                                                 =================    =================    =================    =================
Unit value                                       $        1.063194    $        1.174521    $        1.481812    $        1.397899
                                                 =================    =================    =================    =================

                                                                        PHOENIX-LORD         PHOENIX-LORD          PHOENIX-LORD
                                                   PHOENIX-LAZARD       ABBETT BOND-        ABBETT LARGE-CAP      ABBETT MID-CAP
                                                  SMALL-CAP VALUE         DEBENTURE              VALUE                VALUE
                                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $          22,693    $           5,550    $          18,309    $           5,783
                                                 =================    =================    =================    =================
   Investment at market                          $          27,142    $           5,482    $          19,369    $           6,082
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                          27,142                5,482               19,369                6,082
LIABILITIES
   Accrued expenses                                             28                    6                   17                    9
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $          27,114    $           5,476    $          19,352    $           6,073
                                                 =================    =================    =================    =================
Accumulation units outstanding                              17,962                4,155               13,696                4,045
                                                 =================    =================    =================    =================
Unit value                                       $        1.509466    $        1.317888    $        1.412930    $        1.501244
                                                 =================    =================    =================    =================

                                                                          PHOENIX-
                                                                          NORTHERN          PHOENIX-SANFORD      PHOENIX-SANFORD
                                                     PHOENIX-            NASDAQ-100         BERNSTEIN MID-       BERNSTEIN SMALL-
                                                  NORTHERN DOW 30         INDEX(R)            CAP VALUE             CAP VALUE
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $         191,127    $         494,920    $         461,907    $         314,168
                                                 =================    =================    =================    =================
   Investment at market                          $         202,618    $         543,726    $         607,709    $         444,983
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                         202,618              543,726              607,709              444,983
LIABILITIES
   Accrued expenses                                            211                  570                  633                  462
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $         202,407    $         543,156    $         607,076    $         444,521
                                                 =================    =================    =================    =================
Accumulation units outstanding                             201,126              615,826              345,124              244,345
                                                 =================    =================    =================    =================
Unit value                                       $        1.006370    $        0.881996    $        1.759010    $        1.819236
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                  PHOENIX-SENECA       PHOENIX-SENECA      AIM V.I. CAPITAL      AIM V.I. MID-CAP
                                                  MID-CAP GROWTH       STRATEGIC THEME       APPRECIATION          CORE EQUITY
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $         334,945    $         472,053    $         103,464    $         133,850
                                                 =================    =================    =================    =================
   Investment at market                          $         304,386    $         404,029    $         110,901    $         130,586
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                         304,386              404,029              110,901              130,586
LIABILITIES
   Accrued expenses                                            317                  422                  116                  123
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $         304,069    $         403,607    $         110,785    $         130,463
                                                 =================    =================    =================    =================
Accumulation units outstanding                             433,879              614,521              125,904              128,349
                                                 =================    =================    =================    =================
Unit value                                       $        0.700814    $        0.656783    $        0.879912    $        1.016476
                                                 =================    =================    =================    =================

                                                                                            FEDERATED FUND        FEDERATED HIGH
                                                                       ALGER AMERICAN          FOR U.S.            INCOME BOND
                                                 AIM V.I. PREMIER         LEVERAGED           GOVERNMENT            FUND II --
                                                      EQUITY               ALLCAP            SECURITIES II        PRIMARY SHARES
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $          83,589    $         161,250    $         714,436    $         118,875
                                                 =================    =================    =================    =================
   Investment at market                          $          82,869    $         170,051    $         737,313    $         128,628
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                          82,869              170,051              737,313              128,628
LIABILITIES
   Accrued expenses                                             87                  177                  780                  136
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $          82,782    $         169,874    $         736,533    $         128,492
                                                 =================    =================    =================    =================
Accumulation units outstanding                              99,266              199,359              637,869               99,933
                                                 =================    =================    =================    =================
Unit value                                       $        0.833944    $        0.852098    $        1.154677    $        1.285776
                                                 =================    =================    =================    =================

                                                                         VIP GROWTH                               MUTUAL SHARES
                                                 VIP CONTRAFUND(R)     OPPORTUNITIES          VIP GROWTH            SECURITIES
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $         250,501    $          66,327    $         122,156    $         108,728
                                                 =================    =================    =================    =================
   Investment at market                          $         312,884    $          74,421    $         126,736    $         130,982
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                         312,884               74,421              126,736              130,982
LIABILITIES
   Accrued expenses                                            325                   77                  132                  133
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $         312,559    $          74,344    $         126,604    $         130,849
                                                 =================    =================    =================    =================
Accumulation units outstanding                             258,230               77,723              174,075              109,687
                                                 =================    =================    =================    =================
Unit value                                       $        1.210390    $        0.956521    $        0.727289    $        1.192929
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                    TEMPLETON
                                                    DEVELOPING            TEMPLETON            TEMPLETON            TEMPLETON
                                                     MARKETS               FOREIGN           GLOBAL ASSET             GROWTH
                                                    SECURITIES           SECURITIES           ALLOCATION            SECURITIES
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $          15,267    $         102,813    $          21,635    $         113,797
                                                 =================    =================    =================    =================
   Investment at market                          $          27,980    $         122,533    $          29,476    $         137,323
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                          27,980              122,533               29,476              137,323
LIABILITIES
   Accrued expenses                                             29                  127                   31                  143
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $          27,951    $         122,406    $          29,445    $         137,180
                                                 =================    =================    =================    =================
Accumulation units outstanding                              16,138              117,127               21,880              116,015
                                                 =================    =================    =================    =================
Unit value                                       $        1.732005    $        1.045073    $        1.345779    $        1.182444
                                                 =================    =================    =================    =================

                                                                         SCUDDER VIT
                                                  RYDEX VARIABLE        EAFE(R) EQUITY        SCUDDER VIT
                                                    TRUST JUNO              INDEX          EQUITY 500 INDEX         TECHNOLOGY
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $          19,795    $          19,004    $         345,631    $         220,389
                                                 =================    =================    =================    =================
   Investment at market                          $          16,266    $          22,578    $         378,767    $         185,256
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                          16,266               22,578              378,767              185,256
LIABILITIES
   Accrued expenses                                             17                   23                  395                  194
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $          16,249    $          22,555    $         378,372    $         185,062
                                                 =================    =================    =================    =================
Accumulation units outstanding                              17,515               21,155              335,453              383,549
                                                 =================    =================    =================    =================
Unit value                                       $        0.927719    $        1.066185    $        1.127944    $        0.482500
                                                 =================    =================    =================    =================

                                                      WANGER               WANGER                                  WANGER U.S.
                                                  INTERNATIONAL         INTERNATIONAL                                SMALLER
                                                      SELECT              SMALL CAP          WANGER SELECT          COMPANIES
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $          73,623    $         284,599    $         119,375    $         675,803
                                                 =================    =================    =================    =================
   Investment at market                          $         102,096    $         453,040    $         171,060    $         988,885
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                         102,096              453,040              171,060              988,885
LIABILITIES
   Accrued expenses                                            105                  466                  178                1,027
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $         101,991    $         452,574    $         170,882    $         987,858
                                                 =================    =================    =================    =================
Accumulation units outstanding                              78,931              357,217              108,216              662,925
                                                 =================    =================    =================    =================
Unit value                                       $        1.292167    $        1.266944    $        1.579083    $        1.490150
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                     PHOENIX-                                 PHOENIX-ALGER      PHOENIX-ALLIANCE/
                                                     ABERDEEN            PHOENIX-AIM            SMALL-CAP            BERNSTEIN
                                                  INTERNATIONAL            GROWTH                GROWTH            ENHANCED INDEX
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT(1)          SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                  $         12,108    $             282    $             -      $           1,063
Expenses
   Mortality and expense fees                                4,917                3,675                    9                  906
   Indexing (gain) loss                                        137                   50                  -                     15
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                 7,054               (3,443)                  (9)                 142
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                              2,525                 (152)                  (1)                 173
Net realized gain distribution from Fund                       -                    -                     16                  -
Net change in unrealized appreciation
   (depreciation) on investment                             73,774               11,775                 (121)               5,611
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                               76,299               11,623                 (106)               5,784
Net increase (decrease) in net assets
   resulting from operations                      $         83,353    $           8,180    $            (115)   $           5,926
                                                 =================    =================    =================    =================

                                                                                                PHOENIX-            PHOENIX-
                                                   PHOENIX-DUFF &          PHOENIX-             ENGEMANN            ENGEMANN
                                                    PHELPS REAL            ENGEMANN            GROWTH AND          SMALL-CAP
                                                 ESTATE SECURITIES      CAPITAL GROWTH           INCOME              GROWTH
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $           8,551    $          10,683    $           6,095    $             -
Expenses
   Mortality and expense fees                                4,315               16,131                6,256                5,254
   Indexing (gain) loss                                        130                  212                  105                  118
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                 4,106               (5,660)                (266)              (5,372)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                                777               10,252                  616                1,527
Net realized gain distribution from Fund                    34,042                  -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                             64,247               37,318               45,531               28,976
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                               99,066               47,570               46,147               30,503
Net increase (decrease) in net assets
   resulting from operations                     $         103,172    $          41,910    $          45,881    $          25,131
                                                 =================    =================    =================    =================

                                                      PHOENIX-                                                       PHOENIX-
                                                      ENGEMANN             PHOENIX-            PHOENIX-           GOODWIN MULTI-
                                                     STRATEGIC          ENGEMANN VALUE       GOODWIN MONEY         SECTOR FIXED
                                                     ALLOCATION             EQUITY              MARKET                INCOME
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $          43,805    $           6,374    $           2,467    $          45,543
Expenses
   Mortality and expense fees                               20,945                9,127                3,906                9,173
   Indexing (gain) loss                                        241                  153                   28                   90
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                22,619               (2,906)              (1,467)              36,280
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                              3,133                7,706                  -                  2,782
Net realized gain distribution from Fund                    43,535                  -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                             31,632               78,329                  -                  2,594
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                               78,300               86,035                  -                  5,376
Net increase (decrease) in net assets
   resulting from operations                     $         100,919    $          83,129    $          (1,467)   $          41,656
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                     PHOENIX-
                                                  GOODWIN MULTI-                            PHOENIX-KAYNE        PHOENIX-LAZARD
                                                   SECTOR SHORT       PHOENIX-KAYNE           SMALL-CAP           INTERNATIONAL
                                                     TERM BOND       RISING DIVIDENDS       QUALITY VALUE        EQUITY SELECT
                                                   SUBACCOUNT(2)         SUBACCOUNT          SUBACCOUNT(1)         SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $           3,275    $           1,539    $               9    $             155
Expenses
   Mortality and expense fees                                  916                1,129                   10                  122
   Indexing (gain) loss                                         11                   15                  -                      3
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                 2,348                  395                   (1)                  30
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                                 46                   10                  -                    -
Net realized gain distribution from Fund                       -                    -                     13                   85
Net change in unrealized appreciation
   (depreciation) on investment                              1,059                3,029                  164                1,520
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                                1,105                3,039                  177                1,605
Net increase (decrease) in net assets
   resulting from operations                     $           3,453    $           3,434    $             176    $           1,635
                                                 =================    =================    =================    =================

                                                                         PHOENIX-LORD        PHOENIX-LORD         PHOENIX-LORD
                                                   PHOENIX-LAZARD        ABBETT BOND-      ABBETT LARGE-CAP      ABBETT MID-CAP
                                                  SMALL-CAP VALUE          DEBENTURE            VALUE                VALUE
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT (3)
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $             -      $             113    $             140    $              18
Expenses
   Mortality and expense fees                                  256                   15                   86                    9
   Indexing (gain) loss                                          6                  -                      2                  -
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                  (262)                  98                   52                    9
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                                  1                    3                    1                  -
Net realized gain distribution from Fund                     2,178                   71                   61                   35
Net change in unrealized appreciation
   (depreciation) on investment                                737                  (70)               1,048                  299
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                                2,916                    4                1,110                  334
Net increase (decrease) in net assets
   resulting from operations                     $           2,654    $             102    $           1,162    $             343
                                                 =================    =================    =================    =================

                                                                          PHOENIX-
                                                      PHOENIX-            NORTHERN         PHOENIX-SANFORD       PHOENIX-SANFORD
                                                      NORTHERN           NASDAQ-100         BERNSTEIN MID-       BERNSTEIN SMALL-
                                                       DOW 30             INDEX(R)             CAP VALUE            CAP VALUE
                                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $           3,912    $           3,016    $             909    $             -
Expenses
   Mortality and expense fees                                3,238                4,221                6,303                5,258
   Indexing (gain) loss                                         42                   90                  143                  128
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                   632               (1,295)              (5,537)              (5,386)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                              5,765                2,575                  328                9,974
Net realized gain distribution from Fund                       -                    -                 41,596               35,928
Net change in unrealized appreciation
   (depreciation) on investment                             (4,388)              50,762               55,431               38,479
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                                1,377               53,337               97,355               84,381
Net increase (decrease) in net assets
   resulting from operations                     $           2,009    $          52,042    $          91,818    $          78,995
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                  PHOENIX-SENECA       PHOENIX-SENECA       AIM V.I. CAPITAL    AIM V.I. MID-CAP
                                                  MID-CAP GROWTH       STRATEGIC THEME        APPRECIATION         CORE EQUITY
                                                    SUBACCOUNT           SUBACCOUNT            SUBACCOUNT         SUBACCOUNT(4)
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $             -      $             -      $             -      $             190
Expenses
   Mortality and expense fees                                3,642                5,315                1,316                  123
   Indexing (gain) loss                                         67                   87                   20                    2
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                (3,709)              (5,402)              (1,336)                  65
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                              3,450                  201                  363                  -
Net realized gain distribution from Fund                       -                    -                    -                  5,599
Net change in unrealized appreciation
   (depreciation) on investment                             15,778               17,720                6,467               (3,264)
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                               19,228               17,921                6,830                2,335
Net increase (decrease) in net assets
   resulting from operations                     $          15,519    $          12,519    $           5,494    $           2,400
                                                 =================    =================    =================    =================

                                                                                            FEDERATED FUND       FEDERATED HIGH
                                                                        ALGER AMERICAN         FOR U.S.           INCOME BOND
                                                  AIM V.I. PREMIER         LEVERAGED          GOVERNMENT           FUND II --
                                                       EQUITY               ALLCAP           SECURITIES II       PRIMARY SHARES
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $             375    $             -      $          34,322    $           9,472
Expenses
   Mortality and expense fees                                  972                2,570                9,475                1,630
   Indexing (gain) loss                                         14                   51                   76                   18
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                  (611)              (2,621)              24,771                7,824
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                                 43                4,590                 (140)               1,124
Net realized gain distribution from Fund                       -                    -                  4,008                  -
Net change in unrealized appreciation
   (depreciation) on investment                              4,130                6,669              (10,919)               2,200
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                                4,173               11,259               (7,051)               3,324
Net increase (decrease) in net assets
   resulting from operations                     $           3,562    $           8,638    $          17,720    $          11,148
                                                 =================    =================    =================    =================

                                                                          VIP GROWTH                              MUTUAL SHARES
                                                 VIP CONTRAFUND(R)      OPPORTUNITIES          VIP GROWTH           SECURITIES
                                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $             537    $             327    $             182    $             909
Expenses
   Mortality and expense fees                                2,876                  875                1,523                1,451
   Indexing (gain) loss                                         60                   14                   22                   26
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                (2,399)                (562)              (1,363)                (568)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                                 93                   31                  (11)                 141
Net realized gain distribution from Fund                       -                    -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                             35,882               4,510                 3,620               12,929
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                               35,975                4,541                3,609               13,070
Net increase (decrease) in net assets
   resulting from operations                     $          33,576    $           3,979    $           2,246    $          12,502
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                    TEMPLETON
                                                    DEVELOPING            TEMPLETON            TEMPLETON           TEMPLETON
                                                     MARKETS               FOREIGN            GLOBAL ASSET           GROWTH
                                                    SECURITIES           SECURITIES            ALLOCATION          SECURITIES
                                                    SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $             432    $           1,056    $             740    $           1,347
Expenses
   Mortality and expense fees                                  305                1,383                  331                1,429
   Indexing (gain) loss                                          9                   32                    7                   31
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                   118                 (359)                 402                 (113)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                                348                4,857                   32                   26
Net realized gain distribution from Fund                       -                    -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                              4,761               13,283                3,242               16,609
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                                5,109               18,140                3,274               16,635
Net increase (decrease) in net assets
   resulting from operations                     $           5,227    $          17,781    $           3,676    $          16,522
                                                 =================    =================    =================    =================

                                                                        SCUDDER VIT
                                                   RYDEX VARIABLE      EAFE(R) EQUITY        SCUDDER VIT
                                                     TRUST JUNO            INDEX           EQUITY 500 INDEX         TECHNOLOGY
                                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $             -      $             466    $             471    $             -
Expenses
   Mortality and expense fees                                  217                  251                1,547                2,342
   Indexing (gain) loss                                          1                    6                   30                   34
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                  (218)                 209               (1,106)              (2,376)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                                (19)                 429                   24                4,392
Net realized gain distribution from Fund                       169                  -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                             (2,103)               2,761               32,086               (9,756)
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                               (1,953)               3,190               32,110               (5,364)
Net increase (decrease) in net assets
   resulting from operations                     $          (2,171)   $           3,399    $          31,004    $          (7,740)
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                       WANGER               WANGER                                 WANGER U.S.
                                                   INTERNATIONAL         INTERNATIONAL                               SMALLER
                                                       SELECT              SMALL CAP         WANGER SELECT         COMPANIES
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $             271    $           2,626    $             -      $             -
Expenses
   Mortality and expense fees                                1,095                4,763                1,665               12,265
   Indexing (gain) loss                                         30                  133                   39                  272
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                  (854)              (2,270)              (1,704)             (12,537)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                                110                  202                1,648               16,603
Net realized gain distribution from Fund                       -                    -                    122                  -
Net change in unrealized appreciation
   (depreciation) on investment                             19,412              100,855               23,759              137,375
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                               19,522              101,057               25,529              153,978
Net increase (decrease) in net assets
   resulting from operations                     $          18,668    $          98,787    $          23,825    $         141,441
                                                 =================    =================    =================    =================

Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date April 8, 2004 to December 31, 2004.
(2) From inception date April 12, 2004 to December 31, 2004.
(3) From inception date November 15, 2004 to December 31, 2004.
(4) From inception date December 3, 2004 to December 31, 2004.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                   PHOENIX-                                PHOENIX-ALGER      PHOENIX-ALLIANCE/
                                                   ABERDEEN            PHOENIX-AIM           SMALL-CAP           BERNSTEIN
                                                INTERNATIONAL            GROWTH               GROWTH           ENHANCED INDEX
                                                  SUBACCOUNT           SUBACCOUNT          SUBACCOUNT(1)         SUBACCOUNT
                                              -----------------    -----------------     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $           7,054    $          (3,443)    $              (9)   $             142
      Net realized gain (loss)                            2,525                 (152)                   15                  173
      Net change in unrealized appreciation
         (depreciation) on investment                    73,774               11,775                  (121)               5,611
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                       83,353                8,180                  (115)               5,926
                                              -----------------    -----------------     -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                1,543               17,889                   -                    300
      Participant transfers                             105,965(e)            (8,501)                1,128                  448
      Participant withdrawals                            (8,092)                (960)                   (1)              (1,760)
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                    99,416                8,428                 1,127               (1,012)
                                              -----------------    -----------------     -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 182,769               16,608                 1,012                4,914
NET ASSETS
   Beginning of period                                  350,824              286,165                   -                 71,432
                                              -----------------    -----------------     -----------------    -----------------
   End of period                              $         533,593    $         302,773     $           1,012    $          76,346
                                              =================    =================     =================    =================

                                                                                             PHOENIX-             PHOENIX-
                                               PHOENIX-DUFF &           PHOENIX-             ENGEMANN             ENGEMANN
                                                 PHELPS REAL            ENGEMANN            GROWTH AND           SMALL-CAP
                                              ESTATE SECURITIES      CAPITAL GROWTH           INCOME               GROWTH
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                              -----------------    -----------------     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $           4,106    $          (5,660)    $            (266)   $          (5,372)
      Net realized gain (loss)                           34,819               10,252                   616                1,527
      Net change in unrealized appreciation
         (depreciation) on investment                    64,247               37,318                45,531               28,976
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                      103,172               41,910                45,881               25,131
                                              -----------------    -----------------     -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               17,996               52,172                 9,029                9,130
      Participant transfers                              17,106              (74,027)(c)            16,408(b)           (95,351)
      Participant withdrawals                           (11,436)             (67,943)               (5,381)              (3,053)
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                    23,666              (89,798)               20,056              (89,274)
                                              -----------------    -----------------     -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 126,838              (47,888)               65,937              (64,143)
NET ASSETS
   Beginning of period                                  298,715            1,296,314               478,987              460,140
                                              -----------------    -----------------     -----------------    -----------------
   End of period                              $         425,553    $       1,248,426     $         544,924    $         395,997
                                              =================    =================     =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                   PHOENIX-                                                       PHOENIX-
                                                   ENGEMANN             PHOENIX-              PHOENIX-         GOODWIN MULTI-
                                                  STRATEGIC          ENGEMANN VALUE        GOODWIN MONEY        SECTOR FIXED
                                                  ALLOCATION             EQUITY               MARKET               INCOME
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                              -----------------    -----------------     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $          22,619    $          (2,906)    $          (1,467)   $          36,280
      Net realized gain (loss)                           46,668                7,706                   -                  2,782
      Net change in unrealized appreciation
         (depreciation) on investment                    31,632               78,329                   -                  2,594
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                      100,919               83,129                (1,467)              41,656
                                              -----------------    -----------------     -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               20,949               12,400                19,168                8,204
      Participant transfers                              (4,605)             (11,178)(d)          (119,427)              57,764(a)
      Participant withdrawals                           (65,692)             (14,632)               (1,772)             (15,442)
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                   (49,348)             (13,410)             (102,031)              50,526
                                              -----------------    -----------------     -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  51,571               69,719              (103,498)              92,182
NET ASSETS
   Beginning of period                                1,676,863              713,110               412,692              685,036
                                              -----------------    -----------------     -----------------    -----------------
   End of period                              $       1,728,434    $         782,829     $         309,194    $         777,218
                                              =================    =================     =================    =================

                                                   PHOENIX-
                                                GOODWIN MULTI-                             PHOENIX-KAYNE        PHOENIX-LAZARD
                                                 SECTOR SHORT         PHOENIX-KAYNE          SMALL-CAP          INTERNATIONAL
                                                  TERM BOND         RISING DIVIDENDS       QUALITY VALUE        EQUITY SELECT
                                                SUBACCOUNT(2)          SUBACCOUNT          SUBACCOUNT(1)          SUBACCOUNT
                                              -----------------    -----------------     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $           2,348    $             395     $              (1)   $              30
      Net realized gain (loss)                               46                   10                    13                   85
      Net change in unrealized appreciation
         (depreciation) on investment                     1,059                3,029                   164                1,520
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
        resulting from operations                         3,453                3,434                   176                1,635
                                              -----------------    -----------------     -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                  -                    -                     -                    -
      Participant transfers                             110,000               98,151                 1,126               12,382
      Participant withdrawals                            (5,434)                  (3)                  -                     (1)
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                   104,566               98,148                 1,126               12,381
                                              -----------------    -----------------     -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 108,019              101,582                 1,302               14,016
NET ASSETS
   Beginning of period                                      -                 13,543                   -                  1,508
                                              -----------------    -----------------     -----------------    -----------------
   End of period                              $         108,019    $         115,125     $           1,302    $          15,524
                                              =================    =================     =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                      PHOENIX-LORD         PHOENIX-LORD          PHOENIX-LORD
                                                PHOENIX-LAZARD        ABBETT BOND-       ABBETT LARGE-CAP       ABBETT MID-CAP
                                               SMALL-CAP VALUE          DEBENTURE             VALUE                 VALUE
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT(3)
                                              -----------------    -----------------     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $            (262)   $              98     $              52    $               9
      Net realized gain (loss)                            2,179                   74                    62                   35
      Net change in unrealized appreciation
         (depreciation) on investment                       737                  (70)                1,048                  299
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                        2,654                  102                 1,162                  343
                                              -----------------    -----------------     -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                  -                    -                   1,018                  -
      Participant transfers                               8,992                4,761                17,030                5,730
      Participant withdrawals                                (1)                (245)                  (11)                 -
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                     8,991                4,516                18,037                5,730
                                              -----------------    -----------------     -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  11,645                4,618                19,199                6,073
NET ASSETS
   Beginning of period                                   15,469                  858                   153                  -
                                              -----------------    -----------------     -----------------    -----------------
   End of period                              $          27,114    $           5,476     $          19,352    $           6,073
                                              =================    =================     =================    =================

                                                                        PHOENIX-
                                                                        NORTHERN          PHOENIX-SANFORD     PHOENIX-SANFORD
                                                   PHOENIX-            NASDAQ-100          BERNSTEIN MID-     BERNSTEIN SMALL-
                                               NORTHERN DOW 30          INDEX(R)            CAP VALUE           CAP VALUE
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                              -----------------    -----------------     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $             632    $          (1,295)    $          (5,537)   $          (5,386)
      Net realized gain (loss)                            5,765                2,575                41,924               45,902
      Net change in unrealized appreciation
         (depreciation) on investment                    (4,388)              50,762                55,431               38,479
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                        2,009               52,042                91,818               78,995
                                              -----------------    -----------------     -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                7,500                  800                14,257               12,932
      Participant transfers                            (115,902)             189,813                60,158              (52,367)
      Participant withdrawals                               -                 (1,555)              (11,776)              (9,294)
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  (108,402)             189,058                62,639              (48,729)
                                              -----------------    -----------------     -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (106,393)             241,100               154,457               30,266
NET ASSETS
   Beginning of period                                  308,800              302,056               452,619              414,255
                                              -----------------    -----------------     -----------------    -----------------
   End of period                              $         202,407    $         543,156     $         607,076    $         444,521
                                              =================    =================     =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                               PHOENIX-SENECA       PHOENIX-SENECA      AIM V.I. CAPITAL      AIM V.I. MID-CAP
                                               MID-CAP GROWTH       STRATEGIC THEME       APPRECIATION          CORE EQUITY
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT(4)
                                              -----------------    -----------------     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $          (3,709)   $          (5,402)    $          (1,336)   $              65
      Net realized gain (loss)                            3,450                  201                   363                5,599
      Net change in unrealized appreciation
         (depreciation) on investment                    15,778               17,720                 6,467               (3,264)
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                       15,519               12,519                 5,494                2,400
                                              -----------------    -----------------     -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                1,125               20,054                   -                    -
      Participant transfers                             (13,448)             (54,997)                  122              128,318(f)
      Participant withdrawals                            (6,775)             (19,475)               (1,462)                (255)
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                   (19,098)             (54,418)               (1,340)             128,063
                                              -----------------    -----------------     -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (3,579)             (41,899)                4,154              130,463
NET ASSETS
   Beginning of period                                  307,648              445,506               106,631                  -
                                              -----------------    -----------------     -----------------    -----------------
   End of period                              $         304,069    $         403,607     $         110,785    $         130,463
                                              =================    =================     =================    =================

                                                                                         FEDERATED FUND        FEDERATED HIGH
                                                                     ALGER AMERICAN          FOR U.S.            INCOME BOND
                                               AIM V.I. PREMIER         LEVERAGED          GOVERNMENT            FUND II --
                                                    EQUITY               ALLCAP           SECURITIES II        PRIMARY SHARES
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                              -----------------    -----------------     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $            (611)   $          (2,621)    $          24,771    $           7,824
      Net realized gain (loss)                               43                4,590                 3,868                1,124
      Net change in unrealized appreciation
         (depreciation) on investment                     4,130                6,669               (10,919)               2,200
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                        3,562                8,638                17,720               11,148
                                              -----------------    -----------------     -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                2,491                4,183                   452                1,267
      Participant transfers                                 254              (71,772)              (79,789)             (11,429)
      Participant withdrawals                              (977)              (2,519)              (23,714)              (5,152)
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                     1,768              (70,108)             (103,051)             (15,314)
                                              -----------------    -----------------     -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   5,330              (61,470)              (85,331)              (4,166)
NET ASSETS
   Beginning of period                                   77,452              231,344               821,864              132,658
                                              -----------------    -----------------     -----------------    -----------------
   End of period                              $          82,782    $         169,874     $         736,533    $         128,492
                                              =================    =================     =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                       VIP GROWTH                               MUTUAL SHARES
                                               VIP CONTRAFUND(R)     OPPORTUNITIES          VIP GROWTH            SECURITIES
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                              -----------------    -----------------     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $          (2,399)   $            (562)    $          (1,363)   $            (568)
      Net realized gain (loss)                               93                   31                   (11)                 141
      Net change in unrealized appreciation
         (depreciation) on investment                    35,882                4,510                 3,620               12,929
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                       33,576                3,979                 2,246               12,502
                                              -----------------    -----------------     -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                1,801                  -                   2,095                4,162
      Participant transfers                              81,512                1,053                10,278               19,532
      Participant withdrawals                              (244)              (1,215)                 (631)              (1,790)
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                    83,069                 (162)               11,742               21,904
                                              -----------------    -----------------     -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 116,645                3,817                13,988               34,406
NET ASSETS
   Beginning of period                                  195,914               70,527               112,616               96,443
                                              -----------------    -----------------     -----------------    -----------------
   End of period                              $         312,559    $          74,344     $         126,604    $         130,849
                                              =================    =================     =================    =================

                                                  TEMPLETON
                                                  DEVELOPING          TEMPLETON             TEMPLETON            TEMPLETON
                                                   MARKETS             FOREIGN             GLOBAL ASSET            GROWTH
                                                  SECURITIES          SECURITIES            ALLOCATION           SECURITIES
                                                  SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                              -----------------    -----------------     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $             118    $            (359)    $             402    $            (113)
      Net realized gain (loss)                              348                4,857                    32                   26
      Net change in unrealized appreciation
         (depreciation) on investment                     4,761               13,283                 3,242               16,609
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                        5,227               17,781                 3,676               16,522
                                              -----------------    -----------------     -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                  -                    400                   -                  1,454
      Participant transfers                                 (64)             (11,469)                  -                 27,009
      Participant withdrawals                              (948)                (679)                   (7)              (4,403)
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                    (1,012)             (11,748)                   (7)              24,060
                                              -----------------    -----------------     -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   4,215                6,033                 3,669               40,582
NET ASSETS
   Beginning of period                                   23,736              116,373                25,776               96,598
                                              -----------------    -----------------     -----------------    -----------------
   End of period                              $          27,951    $         122,406     $          29,445    $         137,180
                                              =================    =================     =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                      SCUDDER VIT
                                                RYDEX VARIABLE       EAFE(R) EQUITY         SCUDDER VIT
                                                  TRUST JUNO             INDEX           EQUITY 500 INDEX        TECHNOLOGY
                                                  SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                              -----------------    -----------------     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $            (218)   $             209     $          (1,106)   $          (2,376)
      Net realized gain (loss)                              150                  429                    24                4,392
      Net change in unrealized appreciation
         (depreciation) on investment                    (2,103)               2,761                32,086               (9,756)
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                       (2,171)               3,399                31,004               (7,740)
                                              -----------------    -----------------     -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                  -                    -                     900                1,765
      Participant transfers                                 -                 (1,394)              311,885              (14,980)
      Participant withdrawals                               -                    -                     (23)              (4,118)
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                       -                 (1,394)              312,762              (17,333)
                                              -----------------    -----------------     -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (2,171)               2,005               343,766              (25,073)
NET ASSETS
   Beginning of period                                   18,420               20,550                34,606              210,135
                                              -----------------    -----------------     -----------------    -----------------
   End of period                              $          16,249    $          22,555     $         378,372    $         185,062
                                              =================    =================     =================    =================

                                                    WANGER               WANGER                                  WANGER U.S.
                                                INTERNATIONAL         INTERNATIONAL                               SMALLER
                                                    SELECT              SMALL CAP         WANGER SELECT          COMPANIES
                                                  SUBACCOUNT           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                              -----------------    -----------------     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $            (854)   $          (2,270)    $          (1,704)   $         (12,537)
      Net realized gain (loss)                              110                  202                 1,770               16,603
      Net change in unrealized appreciation
         (depreciation) on investment                    19,412              100,855                23,759              137,375
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                       18,668               98,787                23,825              141,441
                                              -----------------    -----------------     -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                1,509               14,113                    85               30,397
      Participant transfers                               1,208               28,740                20,709             (125,883)
      Participant withdrawals                               (39)             (10,059)               (3,637)             (33,887)
                                              -----------------    -----------------     -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                     2,678               32,794                17,157             (129,373)
                                              -----------------    -----------------     -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  21,346              131,581                40,982               12,068
NET ASSETS
   Beginning of period                                   80,645              320,993               129,900              975,790
                                              -----------------    -----------------     -----------------    -----------------
   End of period                              $         101,991    $         452,574     $         170,882    $         987,858
                                              =================    =================     =================    =================


Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date April 8, 2004 to December 31, 2004.
(2) From inception date April 12, 2004 to December 31, 2004.
(3) From inception date November 15, 2004 to December 31, 2004.
(4) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from MFS Investors Trust on September 17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM
    Mid-Cap Equity on December 3, 2004.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                                 PHOENIX-
                                                      PHOENIX-                                   ALLIANCE/          PHOENIX-DUFF &
                                                      ABERDEEN          PHOENIX-AIM MID-         BERNSTEIN            PHELPS REAL
                                                    INTERNATIONAL         CAP EQUITY           ENHANCED INDEX     ESTATE SECURITIES
                                                     SUBACCOUNT           SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                                 -----------------     -----------------     -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $           1,920     $          (1,316)    $            (102)   $           5,369
   Net realized gain (loss)                                    570                   (35)                  112               10,202
   Net change in unrealized appreciation
      (depreciation) on investments                         82,318                26,251                14,193               64,577
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) resulting from
     operations                                             84,808                24,900                14,203               80,148
                                                 -----------------     -----------------     -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      5,611                   621                   300                2,435
   Participant transfers                                    31,058 +               4,295                  (201)              21,894
   Participant withdrawals                                  (4,045)               (4,087)                  (44)             (35,803)
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               32,624                   829                    55              (11,474)
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets                   117,432                25,729                14,258               68,674
NET ASSETS
   Beginning of period                                     233,392                94,485                57,174              230,041
                                                 -----------------     -----------------     -----------------    -----------------
   End of period                                 $         350,824     $         120,214     $          71,432    $         298,715
                                                 =================     =================     =================    =================

                                                                                                                       PHOENIX-
                                                      PHOENIX-              PHOENIX-              PHOENIX-          GOODWIN MULTI-
                                                      ENGEMANN          ENGEMANN SMALL         GOODWIN MONEY        SECTOR FIXED
                                                   CAPITAL GROWTH      & MID-CAP GROWTH            MARKET               INCOME
                                                     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------     -----------------     -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $         (13,749)    $          (3,874)    $          (3,689)   $          34,475
   Net realized gain (loss)                                  5,614                   271                   -                     74
   Net change in unrealized appreciation
      (depreciation) on investments                        270,608               113,578                   -                 44,245
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                           262,473               109,975                (3,689)              78,794
                                                 -----------------     -----------------     -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    114,775                 4,890                29,294                4,460
   Participant transfers                                   (10,865)              143,409              (397,206)              14,614
   Participant withdrawals                                (115,984)              (15,748)              (16,451)              (3,956)
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              (12,074)              132,551              (384,363)              15,118
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets                   250,399               242,526              (388,052)              93,912
NET ASSETS
   Beginning of period                                   1,045,915               217,614               800,744              591,124
                                                 -----------------     -----------------     -----------------    -----------------
   End of period                                 $       1,296,314     $         460,140     $         412,692    $         685,036
                                                 =================     =================     =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                            PHOENIX-LAZARD
                                                 PHOENIX-JANUS          PHOENIX-KAYNE        INTERNATIONAL          PHOENIX-LAZARD
                                                FLEXIBLE INCOME       RISING DIVIDENDS       EQUITY SELECT         SMALL-CAP VALUE
                                                  SUBACCOUNT             SUBACCOUNT          SUBACCOUNT(4)            SUBACCOUNT
                                               -----------------     -----------------     -----------------      -----------------
FROM OPERATIONS
   Net investment income (loss)                $           3,080     $             (88)    $             -        $            (155)
   Net realized gain (loss)                                2,765                    87                   -                      151
   Net change in unrealized appreciation
      (depreciation) on investments                          808                 2,029                     8                  4,199
                                               -----------------     -----------------     -----------------      -----------------
   Net increase (decrease) resulting from
      operations                                           6,653                 2,028                     8                  4,195
                                               -----------------     -----------------     -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      105                   -                     -                      -
   Participant transfers                                  10,283                   -                   1,500                    -
   Participant withdrawals                                (2,261)                  -                     -                      -
                                               -----------------     -----------------     -----------------      -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              8,127                   -                   1,500                    -
                                               -----------------     -----------------     -----------------      -----------------
   Net increase (decrease) in net assets                  14,780                 2,028                 1,508                  4,195
NET ASSETS
   Beginning of period                                   123,987                11,515                   -                   11,274
                                               -----------------     -----------------     -----------------      -----------------
   End of period                               $         138,767     $          13,543     $           1,508      $          15,469
                                               =================     =================     =================      =================

                                                 PHOENIX-LORD           PHOENIX-LORD           PHOENIX-MFS
                                                 ABBETT BOND-         ABBETT LARGE-CAP      INVESTORS GROWTH         PHOENIX-MFS
                                                   DEBENTURE                VALUE                STOCK             INVESTORS TRUST
                                                 SUBACCOUNT(3)          SUBACCOUNT(2)         SUBACCOUNT              SUBACCOUNT
                                               -----------------     -----------------     -----------------      -----------------
FROM OPERATIONS
   Net investment income (loss)                $              10     $               1     $          (3,463)     $             (96)
   Net realized gain (loss)                                    7                   -                   2,169                     26
   Net change in unrealized appreciation
      (depreciation) on investments                            2                    12                49,954                  3,389
                                               -----------------     -----------------     -----------------      -----------------
   Net increase (decrease) resulting from
      operations                                              19                    13                48,660                  3,319
                                               -----------------     -----------------     -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      -                     140                 4,943                  2,500
   Participant transfers                                     839                   -                  12,542 ++               5,147
   Participant withdrawals                                   -                     -                 (40,655)                  (284)
                                               -----------------     -----------------     -----------------      -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions                839                   140               (23,170)                 7,363
                                               -----------------     -----------------     -----------------      -----------------
   Net increase (decrease) in net assets                     858                   153                25,490                 10,682
NET ASSETS
   Beginning of period                                       -                     -                 260,675                 12,583
                                               -----------------     -----------------     -----------------      -----------------
   End of period                               $             858     $             153     $         286,165      $          23,265
                                               =================     =================     =================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                               PHOENIX-
                                                                                               NORTHERN               PHOENIX-
                                                  PHOENIX-MFS         PHOENIX-NORTHERN        NASDAQ-100           OAKHURST GROWTH
                                                     VALUE                 DOW 30               INDEX(R)             AND INCOME
                                                  SUBACCOUNT             SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                               -----------------     -----------------     -----------------      -----------------
FROM OPERATIONS
   Net investment income (loss)                $              77     $           1,036     $          (2,730)     $            (673)
   Net realized gain (loss)                                  104                   325                   352                (24,785)
   Net change in unrealized appreciation
      (depreciation) on investments                        9,173                61,051                83,124                130,443
                                               -----------------     -----------------     -----------------      -----------------
   Net increase (decrease) resulting from
      operations                                           9,354                62,412                80,746                104,985
                                               -----------------     -----------------     -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      -                      47                 1,823                  3,008
   Participant transfers                                   2,319                20,037                69,481                (70,165)
   Participant withdrawals                                   (69)               (3,000)               (2,277)               (61,052)
                                               -----------------     -----------------     -----------------      -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              2,250                17,084                69,027               (128,209)
                                               -----------------     -----------------     -----------------      -----------------
   Net increase (decrease) in net assets                  11,604                79,496               149,773                (23,224)
NET ASSETS
   Beginning of period                                    37,761               229,304               152,283                502,211
                                               -----------------     -----------------     -----------------      -----------------
   End of period                               $          49,365     $         308,800     $         302,056      $         478,987
                                               =================     =================     =================      =================

                                                   PHOENIX-
                                                   OAKHURST                                 PHOENIX-SANFORD        PHOENIX-SANFORD
                                                   STRATEGIC          PHOENIX-OAKHURST     BERNSTEIN GLOBAL         BERNSTEIN MID-
                                                  ALLOCATION            VALUE EQUITY             VALUE               CAP VALUE
                                                  SUBACCOUNT             SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                               -----------------     -----------------     -----------------      -----------------
FROM OPERATIONS
   Net investment income (loss)                $          21,011     $          (2,159)    $             146      $          (5,100)
   Net realized gain (loss)                                5,008                 1,697                   453                 10,673
   Net change in unrealized appreciation
      (depreciation) on investments                      229,344               131,328                20,302                140,267
                                               -----------------     -----------------     -----------------      -----------------
   Net increase (decrease) resulting from
      operations                                         255,363               130,866                20,901                145,840
                                               -----------------     -----------------     -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                  196,980                23,028                   100                  5,766
   Participant transfers                                  15,734                14,967                 4,987               (110,406)
   Participant withdrawals                              (113,676)              (57,784)               (7,370)               (52,863)
                                               -----------------     -----------------     -----------------      -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             99,038               (19,789)               (2,283)              (157,503)
                                               -----------------     -----------------     -----------------      -----------------
   Net increase (decrease) in net assets                 354,401               111,077                18,618                (11,663)
NET ASSETS
   Beginning of period                                 1,322,462               602,033                67,872                464,282
                                               -----------------     -----------------     -----------------      -----------------
   End of period                               $       1,676,863     $         713,110     $          86,490      $         452,619
                                               =================     =================     =================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                  PHOENIX-SANFORD
                                                  BERNSTEIN SMALL-       PHOENIX-SENECA       PHOENIX-SENECA      AIM V.I. CAPITAL
                                                      CAP VALUE          MID-CAP GROWTH       STRATEGIC THEME       APPRECIATION
                                                     SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------     -----------------     -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (4,926)    $          (3,463)    $          (4,905)   $          (1,268)
   Net realized gain (loss)                                  8,555                   821                (3,684)               1,267
   Net change in unrealized appreciation
      (depreciation) on investments                        131,824                67,829               125,223               24,537
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                           135,453                65,187               116,634               24,536
                                                 -----------------     -----------------     -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      2,435                 5,192                19,639                  -
   Participant transfers                                   (75,540)               11,078                23,341                 (184)
   Participant withdrawals                                 (14,782)               (5,189)              (54,888)             (18,801)
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              (87,887)               11,081               (11,908)             (18,985)
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets                    47,566                76,268               104,726                5,551
NET ASSETS
   Beginning of period                                     366,689               231,380               340,780              101,080
                                                 -----------------     -----------------     -----------------    -----------------
   End of period                                 $         414,255     $         307,648     $         445,506    $         106,631
                                                 =================     =================     =================    =================

                                                                                              FEDERATED FUND       FEDERATED HIGH
                                                                                                 FOR U.S.           INCOME BOND
                                                 AIM V.I. PREMIER        ALGER AMERICAN         GOVERNMENT           FUND II --
                                                      EQUITY            LEVERAGED ALLCAP       SECURITIES II       PRIMARY SHARES
                                                    SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------     -----------------     -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $            (586)    $          (1,998)    $          19,158    $           7,306
   Net realized gain (loss)                                     58                   201                 3,734                  166
   Net change in unrealized appreciation
      (depreciation) on investments                         13,960                44,121               (14,622)              15,438
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                            13,432                42,324                 8,270               22,910
                                                 -----------------     -----------------     -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      3,876                13,136                 3,032                1,050
   Participant transfers                                    13,203                79,286                11,509                1,679
   Participant withdrawals                                  (2,793)               (5,813)              (29,742)             (12,012)
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               14,286                86,609               (15,201)              (9,283)
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets                    27,718               128,933                (6,931)              13,627
NET ASSETS
   Beginning of period                                      49,734               102,411               828,795              119,031
                                                 -----------------     -----------------     -----------------    -----------------
   End of period                                 $          77,452     $         231,344     $         821,864    $         132,658
                                                 =================     =================     =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                           VIP GROWTH                              MUTUAL SHARES
                                                 VIP CONTRAFUND(R)       OPPORTUNITIES         VIP GROWTH            SECURITIES
                                                    SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------     -----------------     -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (1,521)    $            (392)    $            (999)   $            (143)
   Net realized gain (loss)                                   (557)                  735                   365                  384
   Net change in unrealized appreciation
      (depreciation) on investments                         41,799                14,751                25,968               16,615
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                            39,721                15,094                25,334               16,856
                                                 -----------------     -----------------     -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      2,338                   -                   4,881                3,924
   Participant transfers                                    21,893                 5,537                10,422               29,211
   Participant withdrawals                                  (6,011)               (3,933)               (5,879)              (5,414)
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               18,220                 1,604                 9,424               27,721
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets                    57,941                16,698                34,758               44,577
NET ASSETS
   Beginning of period                                     137,973                53,829                77,858               51,866
                                                 -----------------     -----------------     -----------------    -----------------
   End of period                                 $         195,914     $          70,527     $         112,616    $          96,443
                                                 =================     =================     =================    =================

                                                     TEMPLETON
                                                     DEVELOPING                                 TEMPLETON            TEMPLETON
                                                      MARKETS             TEMPLETON            GLOBAL ASSET            GROWTH
                                                     SECURITIES       FOREIGN SECURITIES        ALLOCATION           SECURITIES
                                                     SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------    ------------------     -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $             (23)    $             517     $             283    $              83
   Net realized gain (loss)                                    (40)                  402                    10                  233
   Net change in unrealized appreciation
      (depreciation) on investments                          8,167                26,804                 5,703               19,734
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                             8,104                27,723                 5,996               20,050
                                                 -----------------     -----------------     -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        -                   2,590                   -                  9,868
   Participant transfers                                        (2)                 (218)                  -                 14,781
   Participant withdrawals                                  (1,219)               (1,516)                   (7)              (3,446)
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               (1,221)                  856                    (7)              21,203
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets                     6,883                28,579                 5,989               41,253
NET ASSETS
   Beginning of period                                      16,853                87,794                19,787               55,345
                                                 -----------------     -----------------     -----------------    -----------------
   End of period                                 $          23,736     $         116,373     $          25,776    $          96,598
                                                 =================     =================     =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                          SCUDDER VIT
                                                  RYDEX VARIABLE        EAFE(R) EQUITY          SCUDDER VIT
                                                    TRUST JUNO               INDEX           EQUITY 500 INDEX        TECHNOLOGY
                                                   SUBACCOUNT(1)           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                 -----------------     -----------------     -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $             (99)    $             562     $             (44)   $          (2,227)
   Net realized gain (loss)                                     (3)                 (309)                    1                  520
   Net change in unrealized appreciation
      (depreciation) on investments                         (1,426)                5,430                 5,538               66,864
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                            (1,528)                5,683                 5,495               65,157
                                                 -----------------     -----------------     -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        -                     -                     -                  7,476
   Participant transfers                                    19,948                (3,111)               11,601                  658
   Participant withdrawals                                     -                      (5)                   (8)              (2,971)
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               19,948                (3,116)               11,593                5,163
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets                    18,420                 2,567                17,088               70,320
NET ASSETS
   Beginning of period                                         -                  17,983                17,518              139,815
                                                 -----------------     -----------------     -----------------    -----------------
   End of period                                 $          18,420     $          20,550     $          34,606    $         210,135
                                                 =================     =================     =================    =================

                                                                             WANGER                                  WANGER U.S.
                                                  WANGER FOREIGN         INTERNATIONAL                                 SMALLER
                                                      FORTY                SMALL CAP           WANGER TWENTY          COMPANIES
                                                    SUBACCOUNT             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------     -----------------     -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $            (617)    $          (2,522)    $          (1,479)   $          (9,561)
   Net realized gain (loss)                                     47                 2,479                 1,548                6,573
   Net change in unrealized appreciation
      (depreciation) on investments                         23,443               104,651                29,129              262,807
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                            22,873               104,608                29,198              259,819
                                                 -----------------     -----------------     -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        395                 6,173                   750               65,030
   Participant transfers                                        56                (4,157)               (2,982)             115,029
   Participant withdrawals                                  (6,133)               (4,984)               (3,550)             (65,303)
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               (5,682)               (2,968)               (5,782)             114,756
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets                    17,191               101,640                23,416              374,575
NET ASSETS
   Beginning of period                                      63,454               219,353               106,484              601,215
                                                 -----------------     -----------------     -----------------    -----------------
   End of period                                 $          80,645     $         320,993     $         129,900    $         975,790
                                                 =================     =================     =================    =================

+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Asset
For the period ended December 31, 2003

(1) From inception August 1, 2003 to December 31, 2003.
(2) From inception October 8, 2003 to December 31, 2003.
(3) From inception November 24, 2003 to December 31, 2003.
(4) From inception December 30, 2003 to December 31, 2003.

                        See Notes to Financial Statements

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The Phoenix Life Variable Accumulation Account (the "Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account is used to fund benefits for variable annuity products issued by Phoenix, including The Phoenix Edge(R)-VA for New York (Death Benefit Option 2) (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 50 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds") As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account.

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
                      SERIES NAME                                            INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      High total return consistent with reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                  Long-term growth of capital and future income rather than current
(formerly, Phoenix-MFS Investors Growth Stock Series)      income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap         Long-term capital growth
Growth Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series           High total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        Capital appreciation and income with approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                     Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                  Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth         Long-term growth of capital
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series               High total return over an extended period of time consistent with
(formerly, Phoenix-Oakhurst Strategic Allocation Series)   prudent investment risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                       Long-term capital appreciation with current income as a secondary
(formerly, Phoenix-Oakhurst Value Equity Series)           consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series           Long-term total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        To provide high current income while attempting to limit changes in the series, net asset value per share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series          Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                      Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                  High current income and long-term capital appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                 Capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                   Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                             To track the total return of the Dow Jones Industrial Average(SM) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                To track the total return of the Nasdaq-100 Index(R) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             Long-term capital appreciation with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Long-term capital appreciation by investing primarily in small-
Phoenix-Sanford Bernstein Small-Cap Value Series           capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                      SERIES NAME                                            INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                       Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                      Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         Growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                          Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                               Long-term growth of capital with income as a secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II           Current income by investing primarily in a diversified portfolio or U.S.
                                                           government securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                         Capital growth
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                       Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                          Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                     High total return
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
                                                           To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or
Rydex Variable Trust Juno Fund                             futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long
                                                           Treasury Bond.
-----------------------------------------------------------------------------------------------------------------------------------
                                                           To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                             benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE(R) Equity Index Fund                      EAFE(R)Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                          Match the performance of the Standard & Poor s 500 Composite Stock
                                                           Price Index which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                       Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                Long-term growth of capital
(formerly, Wanger Foreign Forty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              Long-term growth of capital
(formerly, Wanger Twenty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004 there were no contracts in the payout (annuitization) period.

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
   Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                         PURCHASES           SALES
----------                                                         ---------           -----
THE PHOENIX EDGE SERIES FUND
----------------------------
  Phoenix-Aberdeen International Series                             $130,861         $ 24,228
  Phoenix-AIM Growth Series                                           21,877           16,893
  Phoenix-Alger Small-Cap Growth Series                                1,143                8
  Phoenix-Alliance/Bernstein Enhanced Index Series                     1,796            2,665
  Phoenix-Duff & Phelps Real Estate Securities Series                106,489           44,563
  Phoenix-Engemann Capital Growth Series                             100,508          196,080
  Phoenix-Engemann Growth and Income Series                           49,377           29,548
  Phoenix-Engemann Small-Cap Growth Series                             9,386          104,123
  Phoenix-Engemann Strategic Allocation Series                       124,569          107,806
  Phoenix-Engemann Value Equity Series                                91,143          107,423
  Phoenix-Goodwin Money Market Series                                 22,017          125,727
  Phoenix-Goodwin Multi-Sector Fixed Income Series                   209,831          122,965
  Phoenix-Goodwin Multi-Sector Short Term Bond Series                113,076            6,048
  Phoenix-Kayne Rising Dividends Series                               99,690            1,041
  Phoenix-Kayne Small-Cap Quality Value Series                         1,150               11
  Phoenix-Lazard International Equity Select Series                   12,621              109
  Phoenix-Lazard Small-Cap Value Series                               11,170              252
  Phoenix-Lord Abbett Bond-Debenture Series                            4,946              256
  Phoenix-Lord Abbett Large-Cap Value Series                          18,250               83
  Phoenix-Lord Abbett Mid-Cap Value Series                             5,786                3
  Phoenix-Northern Dow 30 Series                                      13,691          121,588
  Phoenix-Northern Nasdaq-100 Index(R) Series                        259,775           71,772
  Phoenix-Sanford Bernstein Mid-Cap Value Series                     123,772           24,936
  Phoenix-Sanford Bernstein Small-Cap Value Series                    65,204           83,385
  Phoenix-Seneca Mid-Cap Growth Series                                 5,697           28,526
  Phoenix-Seneca Strategic Theme Series                               20,900           80,794

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                           PURCHASES            SALES
----------                                                           ---------            -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   AIM V.I. Capital Appreciation Fund                                 $    284           $  2,962
   AIM V.I. Mid-Cap Core Equity Fund                                   133,850                  -
   AIM V.I. Premier Equity Fund                                          3,120              1,962

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
   Alger American Leveraged AllCap Portfolio                             7,415             80,218

FEDERATED INSURANCE SERIES
--------------------------
   Federated Fund for U.S. Government Securities II                     53,003            127,423
   Federated High Income Bond Fund II -- Primary Shares                 10,944             18,447

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP Contrafund(R) Portfolio                                          85,770              4,991
   VIP Growth Opportunities Portfolio                                    2,007              2,731
   VIP Growth Portfolio                                                 15,564              5,177

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
   Mutual Shares Securities Fund                                        27,371              6,009
   Templeton Developing Markets Securities Fund                            432              1,323
   Templeton Foreign Securities Fund                                    13,479             25,587
   Templeton Global Asset Allocation Fund                                  741                343
   Templeton Growth Securities Fund                                     32,755              8,771

THE RYDEX VARIABLE TRUST
------------------------
   Rydex Variable Trust Juno Fund                                          169                222

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
   Scudder VIT EAFE(R) Equity Index Fund                                   466              1,651
   Scudder VIT Equity 500 Index Fund                                   313,245              1,231

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   Technology Portfolio                                                  7,273             27,020

WANGER ADVISORS TRUST
---------------------
   Wanger International Select                                           3,212              1,372
   Wanger International Small Cap                                       56,475             25,844
   Wanger Select                                                        27,942             12,333
   Wanger U.S. Smaller Companies                                        87,705            229,668

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
   A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003, 2002 and 2001 follows:

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                 ----------------------------------------------------------
SUBACCOUNT                                                          2004            2003            2002            2001
----------                                                       ----------      ----------      ----------      ----------
THE PHOENIX EDGE SERIES FUND
----------------------------
   PHOENIX-ABERDEEN INTERNATIONAL SERIES(8)
   Accumulation units outstanding                                   504,744         395,817         342,892         180,075
   Unit value                                                     $1.057155       $0.886331       $0.680658       $0.809076
   Net assets (thousands)                                              $534            $351            $233            $146
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            3.08%           1.97%           1.24%               - *
   Total return                                                      19.27%          30.22%        (15.87%)        (19.09%)

   PHOENIX-AIM GROWTH SERIES(11)
   Accumulation units outstanding                                   379,109         368,728         398,831         206,518
   Unit value                                                     $0.798642       $0.776087       $0.650453       $0.925657
   Net assets (thousands)                                              $303            $286            $261            $191
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            0.10%               -               -               - *
   Total return                                                       2.91%          19.31%        (29.73%)         (7.43%)

   PHOENIX-ALGER SMALL-CAP GROWTH SERIES(28)
   Accumulation units outstanding                                       660               -               -               -
   Unit value                                                     $1.532968               -               -               -
   Net assets (thousands)                                                $1               -               -               -
   Mortality and expense ratio                                        1.25% *             -               -               -
   Investment income ratio                                                - *             -               -               -
   Total return                                                    (10.23%)               -               -               -

   PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(2)
   Accumulation units outstanding                                    89,957          91,291          91,083          60,888
   Unit value                                                     $0.848693       $0.782464       $0.627711       $0.832947
   Net assets (thousands)                                               $76             $71             $57             $51
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            1.47%           1.12%           1.00%           1.05% *
   Total return                                                       8.46%          24.65%        (24.64%)        (16.71%)

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(17)
   Accumulation units outstanding                                   195,773         182,784         192,198         109,789
   Unit value                                                     $2.173704       $1.634256       $1.196894       $1.081390
   Net assets (thousands)                                              $426            $299            $230            $119
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            2.48%           3.44%           4.04%           8.92% *
   Total return                                                      33.01%          36.54%          10.68%           8.14%

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                 ----------------------------------------------------------
SUBACCOUNT                                                          2004            2003            2002            2001
----------                                                       ----------      ----------      ----------      ----------
   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(3)
   Accumulation units outstanding                                 1,856,378       1,998,124       2,013,734       1,156,942
   Unit value                                                     $0.672506       $0.648765       $0.519391       $0.699519
   Net assets (thousands)                                            $1,248          $1,296          $1,046            $809
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            0.83%           0.10%               -           0.01% *
   Total return                                                       3.66%          24.91%        (25.75%)        (30.05%)

   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES(4)
   Accumulation units outstanding                                   576,550         552,881         729,663         459,997
   Unit value                                                     $0.945145       $0.866347       $0.688278       $0.899516
   Net assets (thousands)                                              $545            $479            $502            $414
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            1.22%           1.14%           0.90%           1.01% *
   Total return                                                       9.10%          25.87%        (23.48%)        (10.05%)

   PHOENIX-ENGEMANN SMALL CAP GROWTH SERIES(2)
   Accumulation units outstanding                                   526,206         662,330         452,916         270,155
   Unit value                                                     $0.752551       $0.694727       $0.480472       $0.683434
   Net assets (thousands)                                              $396            $460            $218            $185
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                                -               -               -           0.05% *
   Total return                                                       8.32%          44.59%        (29.70%)        (31.66%)

   PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES(13)
   Accumulation units outstanding                                 1,506,811       1,551,271       1,448,214         445,865
   Unit value                                                     $1.147081       $1.080961       $0.913167       $1.045808
   Net assets (thousands)                                            $1,728          $1,677          $1,322            $466
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            2.61%           2.71%           2.98%           3.25% *
   Total return                                                       6.12%          18.37%        (12.68%)           4.58%
   PHOENIX-ENGEMANN VALUE EQUITY SERIES(1)
   Accumulation units outstanding                                   884,071         897,979         927,388         398,953
   Unit value                                                     $0.885483       $0.794128       $0.649171       $0.842094
   Net assets (thousands)                                              $783            $713            $602            $336
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            0.87%           0.93%           1.06%           1.41% *
   Total return                                                      11.50%          22.33%        (22.91%)        (15.79%)

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                 ----------------------------------------------------------
SUBACCOUNT                                                          2004            2003            2002            2001
----------                                                       ----------      ----------      ----------      ----------
   PHOENIX-GOODWIN MONEY MARKET SERIES(10)
   Accumulation units outstanding                                   307,560         408,592         788,235       1,089,861
   Unit value                                                     $1.005313       $1.010033       $1.015869       $1.014326
   Net assets (thousands)                                              $309            $413            $801          $1,105
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            0.79%           0.70%           1.43%           2.58% *
   Total return                                                     (0.47%)         (0.57%)           0.15%           1.43%

   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(8)
   Accumulation units outstanding                                   595,680         553,911         540,799         230,255
   Unit value                                                     $1.304757       $1.236727       $1.093056       $1.006272
   Net assets (thousands)                                              $777            $685            $591            $232
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            6.21%           6.68%           7.46%          13.60% *
   Total return                                                       5.50%          13.14%           8.62%           0.63%

   PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(29)
   Accumulation units outstanding                                   101,599               -               -               -
   Unit value                                                     $1.063194               -               -               -
   Net assets (thousands)                                              $108               -               -               -
   Mortality and expense ratio                                        1.25% *             -               -               -
   Investment income ratio                                            4.45% *             -               -               -
   Total return                                                       3.02%               -               -               -

   PHOENIX-KAYNE RISING DIVIDENDS SERIES(23)
   Accumulation units outstanding                                    98,018          11,985          11,985               -
   Unit value                                                     $1.174521       $1.129984       $0.960802               -
   Net assets (thousands)                                              $115             $14             $12               -
   Mortality and expense ratio                                        1.25%           1.25%           1.25% *             -
   Investment income ratio                                            1.70%           0.56%           0.78% *             -
   Total return                                                       3.94%          17.61%         (2.72%)               -

   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(28)
   Accumulation units outstanding                                       879               -               -               -
   Unit value                                                     $1.481812               -               -               -
   Net assets (thousands)                                                $1               -               -               -
   Mortality and expense ratio                                        1.25% *             -               -               -
   Investment income ratio                                            1.07% *             -               -               -
   Total return                                                      15.58%               -               -               -

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                 ----------------------------------------------------------
SUBACCOUNT                                                          2004            2003            2002            2001
----------                                                       ----------      ----------      ----------      ----------
   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(27)
   Accumulation units outstanding                                    11,105           1,234               -               -
   Unit value                                                     $1.397899       $1.221852               -               -
   Net assets (thousands)                                               $16              $2               -               -
   Mortality and expense ratio                                        1.25%           1.25% *             -               -
   Investment income ratio                                            1.59%               - *             -               -
   Total return                                                      14.41%           0.55%               -               -

   PHOENIX-LAZARD SMALL-CAP VALUE SERIES(23)
   Accumulation units outstanding                                    17,962          11,574          11,574               -
   Unit value                                                     $1.509466       $1.336520       $0.974076               -
   Net assets (thousands)                                               $27             $15             $11               -
   Mortality and expense ratio                                        1.25%           1.25%           1.25% *             -
   Investment income ratio                                                -           0.09%           0.37% *             -
   Total return                                                      12.94%          37.21%         (4.54%)               -

   PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(26)
   Accumulation units outstanding                                     4,155             697               -               -
   Unit value                                                     $1.317888       $1.230859               -               -
   Net assets (thousands)                                                $5              $1               -               -
   Mortality and expense ratio                                        1.25%           1.25% *             -               -
   Investment income ratio                                            9.13%          12.77% *             -               -
   Total return                                                       7.07%           2.29%               -               -

   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(25)
   Accumulation units outstanding                                    13,696             120               -               -
   Unit value                                                     $1.412930       $1.270157               -               -
   Net assets (thousands)                                               $19              $0 **            -               -
   Mortality and expense ratio                                        1.25%           1.25% *             -               -
   Investment income ratio                                            2.03%           3.02% *             -               -
   Total return                                                      11.24%           8.61%               -               -

   PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(30)
   Accumulation units outstanding                                     4,045               -               -               -
   Unit value                                                     $1.501244               -               -               -
   Net assets (thousands)                                                $6               -               -               -
   Mortality and expense ratio                                        1.25% *             -               -               -
   Investment income ratio                                            2.42% *             -               -               -
   Total return                                                       5.99%               -               -               -

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                 ----------------------------------------------------------
SUBACCOUNT                                                          2004            2003            2002            2001
----------                                                       ----------      ----------      ----------      ----------
   PHOENIX-NORTHERN DOW 30 SERIES(4)
   Accumulation units outstanding                                   201,126         317,161         296,303          99,096
   Unit value                                                     $1.006370       $0.973638       $0.773885       $0.927437
   Net assets (thousands)                                              $202            $309            $229             $92
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            1.51%           1.67%           1.39%           2.40% *
   Total return                                                       3.36%          25.81%        (16.56%)         (7.26%)

   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(13)
   Accumulation units outstanding                                   615,826         372,142         275,782         151,394
   Unit value                                                     $0.881996       $0.811669       $0.552187       $0.895815
   Net assets (thousands)                                              $543            $302            $152            $136
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            0.89%               -               -               - *
   Total return                                                       8.66%          46.99%        (38.36%)        (10.42%)

   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
   Accumulation units outstanding                                   345,124         305,952         436,903         314,707
   Unit value                                                     $1.759010       $1.479379       $1.062664       $1.176734
   Net assets (thousands)                                              $607            $453            $464            $370
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            0.18%           0.16%           0.92%           2.14% *
   Total return                                                      18.90%          39.21%         (9.69%)          17.67%

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(14)
   Accumulation units outstanding                                   244,345         275,849         346,887         238,274
   Unit value                                                     $1.819236       $1.501745       $1.057083       $1.170378
   Net assets (thousands)                                              $445            $414            $367            $279
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                                -               -           0.50%           1.23% *
   Total return                                                      21.14%          42.07%         (9.68%)          17.04%

   PHOENIX-SENECA MID-CAP GROWTH SERIES(6)
   Accumulation units outstanding                                   433,879         462,639         442,677         258,325
   Unit value                                                     $0.700814       $0.664985       $0.522686       $0.784171
   Net assets (thousands)                                              $304            $308            $231            $203
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                                -               -               -               - *
   Total return                                                       5.39%          27.22%        (33.35%)        (21.58%)

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                 ----------------------------------------------------------
SUBACCOUNT                                                          2004            2003            2002            2001
----------                                                       ----------      ----------      ----------      ----------
   PHOENIX-SENECA STRATEGIC THEME SERIES(3)
   Accumulation units outstanding                                   614,521         706,250         732,269         507,345
   Unit value                                                     $0.656783       $0.630805       $0.465376       $0.724822
   Net assets (thousands)                                              $404            $446            $341            $368
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                                -               -               -               - *
   Total return                                                       4.12%          35.55%        (35.79%)        (27.52%)

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   AIM V.I. CAPITAL APPRECIATION FUND(18)
   Accumulation units outstanding                                   125,904         127,599         154,706          35,547
   Unit value                                                     $0.879912       $0.835672       $0.653363       $0.874679
   Net assets (thousands)                                              $111            $107            $101             $31
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                                -               -               -               - *
   Total return                                                       5.29%          27.90%        (25.30%)        (12.53%)

   AIM V.I. MID-CAP CORE EQUITY FUND(31)
   Accumulation units outstanding                                   128,349               -               -               -
   Unit value                                                     $1.016476               -               -               -
   Net assets (thousands)                                              $130               -               -               -
   Mortality and expense ratio                                        1.25% *             -               -               -
   Investment income ratio                                            1.93% *             -               -               -
   Total return                                                       1.88%               -               -               -

   AIM V.I. PREMIER EQUITY FUND(19)
   Accumulation units outstanding                                    99,266          97,008          76,939          57,991
   Unit value                                                     $0.833944       $0.798417       $0.646408       $0.938597
   Net assets (thousands)                                               $83             $77             $50             $54
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            0.48%           0.34%           0.36%           0.95% *
   Total return                                                       4.45%          23.52%        (31.13%)         (5.10%)

THE ALGER AMERICAN FUND CLASS O SHARES
--------------------------------------
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(5)
   Accumulation units outstanding                                   199,359         290,055         170,830          72,672
   Unit value                                                     $0.852098       $0.797584       $0.599490       $0.918580
   Net assets (thousands)                                              $170            $231            $102             $67
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                                -               -           0.01%               - *
   Total return                                                       6.83%          33.04%        (34.74%)         (8.14%)

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                 ----------------------------------------------------------
SUBACCOUNT                                                          2004            2003            2002            2001
----------                                                       ----------      ----------      ----------      ----------
FEDERATED INSURANCE SERIES
--------------------------
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(7)
   Accumulation units outstanding                                   637,869         728,242         742,358         233,388
   Unit value                                                     $1.154677       $1.128559       $1.116435       $1.036767
   Net assets (thousands)                                              $737            $822            $829            $242
   Mortality and expense ratio                                        1.25%           1.25%           1.25%            1.25 *
   Investment income ratio                                            4.53%           3.46%           2.01%           0.19% *
   Total return                                                       2.31%           1.09%           7.68%           3.68%

   FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(14)
   Accumulation units outstanding                                    99,933         112,542         121,872          67,433
   Unit value                                                     $1.285776       $1.178751       $0.976689       $0.975510
   Net assets (thousands)                                              $128            $133            $119             $66
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            7.26%           7.24%           7.10%               - *
   Total return                                                       9.08%          20.69%           0.12%         (2.45%)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP CONTRAFUND(R) PORTFOLIO(6)
   Accumulation units outstanding                                   258,230         184,356         164,563          83,214
   Unit value                                                     $1.210390       $1.062691       $0.838417       $0.937375
   Net assets (thousands)                                              $313            $196            $138             $78
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            0.23%           0.34%           0.51%               - *
   Total return                                                      13.90%          26.75%        (10.56%)         (6.26%)

   VIP GROWTH OPPORTUNITIES PORTFOLIO(9)
   Accumulation units outstanding                                    77,723          77,951          76,179          39,445
   Unit value                                                     $0.956521       $0.904757       $0.706610       $0.916414
   Net assets (thousands)                                               $74             $71             $54             $36
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            0.47%           0.62%           0.58%               - *
   Total return                                                       5.72%          28.04%        (22.89%)         (8.36%)

   VIP GROWTH PORTFOLIO(2)
   Accumulation units outstanding                                   174,075         157,899         143,140          43,862
   Unit value                                                     $0.727289       $0.713214       $0.543927       $0.789144
   Net assets (thousands)                                              $127            $113             $78             $35
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            0.15%           0.19%           0.08%               - *
   Total return                                                       1.97%          31.12%        (31.07%)        (21.09%)

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                 ----------------------------------------------------------
SUBACCOUNT                                                          2004            2003            2002            2001
----------                                                       ----------      ----------      ----------      ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
   MUTUAL SHARES SECURITIES FUND(15)
   Accumulation units outstanding                                   109,687          89,920          59,763          29,715
   Unit value                                                     $1.192929       $1.072539       $0.867863       $0.996559
   Net assets (thousands)                                              $131             $96             $52             $30
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            0.78%           1.08%           0.90%           1.49% *
   Total return                                                      11.22%          23.58%        (12.91%)         (0.34%)

   TEMPLETON DEVELOPING MARKETS SECURITIES FUND(17)
   Accumulation units outstanding                                    16,138          16,877          18,104          14,017
   Unit value                                                     $1.732005       $1.406392       $0.930874       $0.944043
   Net assets (thousands)                                               $28             $24             $17             $13
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            1.77%           1.18%           1.49%           0.26% *
   Total return                                                      23.15%          51.08%         (1.39%)         (5.60%)

   TEMPLETON FOREIGN SECURITIES FUND(7)
   Accumulation units outstanding                                   117,127         130,337         128,379          71,062
   Unit value                                                     $1.045073       $0.892869       $0.683868       $0.850381
   Net assets (thousands)                                              $122            $116             $88             $60
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            0.95%           1.81%           1.61%           1.46% *
   Total return                                                      17.05%          30.56%        (19.58%)        (14.96%)

   TEMPLETON GLOBAL ASSET ALLOCATION FUND(20)
   Accumulation units outstanding                                    21,880          21,887          21,894           8,104
   Unit value                                                     $1.345779       $1.177691       $0.903792       $0.957242
   Net assets (thousands)                                               $29             $26             $20              $8
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            2.80%           2.59%           1.80%               - *
   Total return                                                      14.27%          30.31%         (5.58%)           4.97%

   TEMPLETON GROWTH SECURITIES FUND(5)
   Accumulation units outstanding                                   116,015          93,602          69,978          33,255
   Unit value                                                     $1.182444       $1.032013       $0.790902       $0.982596
   Net assets (thousands)                                              $137             $97             $55             $33
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            1.18%           1.41%           2.58%          10.48% *
   Total return                                                      14.58%          30.49%        (19.51%)         (1.74%)

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                 ----------------------------------------------------------
SUBACCOUNT                                                          2004            2003            2002            2001
----------                                                       ----------      ----------      ----------      ----------
THE RYDEX VARIABLE TRUST
------------------------
   RYDEX VARIABLE TRUST JUNO FUND(24)
   Accumulation units outstanding                                    17,515          17,515               -               -
   Unit value                                                     $0.927719       $1.051631               -               -
   Net assets (thousands)                                               $16             $18               -               -
   Mortality and expense ratio                                        1.25%           1.25% *             -               -
   Investment income ratio                                                -               - *             -               -
   Total return                                                    (11.78%)         (7.66%)               -               -

SCUDDER INVESTMENT VIT FUNDS CLASS A
------------------------------------
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND(21)
   Accumulation units outstanding                                    21,155          22,663          26,956          11,783
   Unit value                                                     $1.066185       $0.906787       $0.688580       $0.889380
   Net assets (thousands)                                               $23             $21             $18             $10
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            2.32%           4.40%           1.59%               - *
   Total return                                                      17.58%          31.69%        (22.58%)           0.77%

   SCUDDER VIT EQUITY 500 INDEX FUND(22)
   Accumulation units outstanding                                   335,453          33,507          21,466               -
   Unit value                                                     $1.127944       $1.032822       $0.816102               -
   Net assets (thousands)                                              $378             $35             $18               -
   Mortality and expense ratio                                        1.25%           1.25%           1.25% *             -
   Investment income ratio                                            0.38%           1.08%           1.51% *             -
   Total return                                                       9.21%          26.56%        (24.72%)               -

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   TECHNOLOGY PORTFOLIO(7)
   Accumulation units outstanding                                   383,549         423,001         410,718         172,181
   Unit value                                                     $0.482500       $0.496772       $0.340415       $0.675527
   Net assets (thousands)                                              $185            $210            $140            $116
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                                -               -               -               - *
   Total return                                                     (2.87%)          45.93%        (49.61%)        (32.45%)

WANGER ADVISORS TRUST
---------------------
   WANGER INTERNATIONAL SELECT(12)
   Accumulation units outstanding                                    78,931          76,631          84,096          64,983
   Unit value                                                     $1.292167       $1.052388       $0.754541       $0.902041
   Net assets (thousands)                                              $102             $81             $63             $59
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            0.31%           0.33%               -           0.00% *
   Total return                                                      22.78%          39.47%        (16.35%)         (9.80%)

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                 ----------------------------------------------------------
SUBACCOUNT                                                          2004            2003            2002            2001
----------                                                       ----------      ----------      ----------      ----------
   WANGER INTERNATIONAL SMALL CAP(5)
   Accumulation units outstanding                                   357,217         325,930         327,424         145,281
   Unit value                                                     $1.266944       $0.984850       $0.669937       $0.787327
   Net assets (thousands)                                              $453            $321            $219            $114
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                            0.69%           0.31%               -               - *
   Total return                                                      28.64%          47.01%        (14.91%)        (21.27%)

   WANGER SELECT(16)
   Accumulation units outstanding                                   108,216          96,917         102,562          11,217
   Unit value                                                     $1.579083       $1.340309       $1.038240       $1.138094
   Net assets (thousands)                                              $171            $130            $106             $13
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                                -               -               -               - *
   Total return                                                      17.81%          29.09%         (8.77%)          13.81%

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                 ----------------------------------------------------------
SUBACCOUNT                                                          2004            2003            2002            2001
----------                                                       ----------      ----------      ----------      ----------
NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)
---------------------------------------
   WANGER U.S. SMALLER COMPANIES(5)
   Accumulation units outstanding                                   662,925         765,190         666,797         263,760
   Unit value                                                     $1.490150       $1.275225       $0.901647       $1.097569
   Net assets (thousands)                                              $988            $976            $601            $289
   Mortality and expense ratio                                        1.25%           1.25%           1.25%           1.25% *
   Investment income ratio                                                -               -               -           0.01% *
   Total return                                                      16.85%          41.43%        (17.85%)           9.76%

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with currrent year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1)  From inception January 31, 2001 to December 31, 2001.
(2)  From inception February 1, 2001 to December 31, 2001.
(3)  From inception February 13, 2001 to December 31, 2001.
(4)  From inception February 15, 2001 to December 31, 2001.
(5)  From inception February 22, 2001 to December 31, 2001.
(6)  From inception February 27, 2001 to December 31, 2001.
(7)  From inception March 2, 2001 to December 31, 2001.
(8)  From inception March 5, 2001 to December 31, 2001.
(9)  From inception March 9, 2001 to December 31, 2001.
(10) From inception March 19, 2001 to December 31, 2001.
(11) From inception March 23, 2001 to December 31, 2001.
(12) From inception March 26, 2001 to December 31, 2001.
(13) From inception March 28, 2001 to December 31, 2001.
(14) From inception April 4, 2001 to December 31, 2001.
(15) From inception April 20, 2001 to December 31, 2001.
(16) From inception April 25, 2001 to December 31, 2001.
(17) From inception May 2, 2001 to December 31, 2001.
(18) From inception May 30, 2001 to December 31, 2001.
(19) From inception July 23, 2001 to December 31, 2001.
(20) From inception November 2, 2001 to December 31, 2001.
(21) From inception December 11, 2001 to December 31, 2001.
(22) From inception March 19, 2002 to December 31, 2002.
(23) From inception September 9, 2002 to December 31, 2002.
(24) From inception August 1, 2003 to December 31, 2003.
(25) From inception October 8, 2003 to December 31, 2003.
(26) From inception November 24, 2003 to December 31, 2003.
(27) From inception December 30, 2003 to December 31, 2003.
(28) From inception April 8, 2004 to December 31, 2004.
(29) From inception April 12, 2004 to December 31, 2004.
(30) From inception November 15, 2004 to December 31, 2004.
(31) From inception December 3, 2004 to December 31, 2004.
*  Annualized.
** Net Assets are less than $500.

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                  SUBACCOUNT
                                              ------------------------------------------------------------------------------------

                                                  PHOENIX-                                                     PHOENIX-ALLIANCE/
                                                  ABERDEEN                                  PHOENIX-ALGER         BERNSTEIN
                                                INTERNATIONAL          PHOENIX-AIM            SMALL-CAP         ENHANCED INDEX
                                                   SERIES             GROWTH SERIES         GROWTH SERIES           SERIES
                                              -----------------     -----------------      ----------------    ------------------
Accumulation units outstanding,
  beginning of period                                   395,817               368,728                     -                91,291
Participant deposits                                      1,687                22,476                     -                   375
Participant transfers                                   116,057(e)            (10,873)                  661                   561
Participant withdrawals                                  (8,817)               (1,222)                   (1)               (2,270)
                                              -----------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                         504,744               379,109                   660                89,957
                                              ===================================================================================

                                                PHOENIX-DUFF &           PHOENIX-              PHOENIX-             PHOENIX-
                                                 PHELPS REAL             ENGEMANN              ENGEMANN          ENGEMANN SMALL-
                                              ESTATE SECURITIES       CAPITAL GROWTH          GROWTH AND           CAP GROWTH
                                                   SERIES                 SERIES             INCOME SERIES           SERIES
                                              -----------------     -----------------      ----------------    ------------------
Accumulation units outstanding,
  beginning of period                                   182,784             1,998,124               552,881               662,330
Participant deposits                                     10,987                79,633                10,095                12,577
Participant transfers                                     8,322              (117,033)(c)            19,803(b            (143,972)
Participant withdrawals                                  (6,320)             (104,346)               (6,229)               (4,729)
                                              -----------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                         195,773             1,856,378               576,550               526,206
                                              ===================================================================================

                                                   PHOENIX-                                                           PHOENIX-
                                                   ENGEMANN               PHOENIX-              PHOENIX-          GOODWIN MULTI-
                                                  STRATEGIC           ENGEMANN VALUE         GOODWIN MONEY          SECTOR FIXED
                                              ALLOCATION SERIES        EQUITY SERIES         MARKET SERIES         INCOME SERIES
                                              -----------------     -----------------      ----------------    ------------------
Accumulation units outstanding,
  beginning of period                                 1,551,271               897,979               408,592               553,911
Participant deposits                                     19,343                14,983                19,049                 6,596
Participant transfers                                    (3,614)              (11,037)(d)          (118,323)               47,589(a)
Participant withdrawals                                 (60,189)              (17,854)               (1,758)              (12,416)
                                              -----------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                       1,506,811               884,071               307,560               595,680
                                              ===================================================================================

                                                   PHOENIX-
                                                GOODWIN MULTI-                              PHOENIX-KAYNE       PHOENIX-LAZARD
                                                 SECTOR SHORT         PHOENIX-KAYNE            SMALL-CAP         INTERNATIONAL
                                                  TERM BOND         RISING DIVIDENDS        QUALITY VALUE        EQUITY SELECT
                                                   SERIES                SERIES                 SERIES               SERIES
                                              -----------------     -----------------      ----------------    ------------------
Accumulation units outstanding,
  beginning of period                                         -                11,985                     -                 1,234
Participant deposits                                          -                     -                     -                     -
Participant transfers                                   106,848                86,036                   879                 9,872
Participant withdrawals                                  (5,249)                   (3)                    -                    (1)
                                              -----------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                         101,599                98,018                   879                11,105
                                              ===================================================================================

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                  SUBACCOUNT
                                              -----------------------------------------------------------------------------------

                                                 PHOENIX-LAZARD        PHOENIX-LORD          PHOENIX-LORD           PHOENIX-LORD
                                                SMALL-CAP VALUE        ABBETT BOND-        ABBETT LARGE-CAP        ABBETT MID-CAP
                                                    SERIES           DEBENTURE SERIES       VALUE SERIES            VALUE SERIES
                                              -----------------     -----------------      ----------------    ------------------
Accumulation units outstanding,
  beginning of period                                    11,574                   697                   120                     -
Participant deposits                                          -                     -                   794                     -
Participant transfers                                     6,389                 3,650                12,790                 4,045
Participant withdrawals                                      (1)                 (192)                   (8)                    -
                                              -----------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                          17,962                 4,155                13,696                 4,045
                                              ===================================================================================

                                                    PHOENIX-              PHOENIX-         PHOENIX-SANFORD      PHOENIX-SANFORD
                                                NORTHERN DOW 30    NORTHERN NASDAQ-100      BERNSTEIN MID-      BERNSTEIN SMALL-
                                                    SERIES            INDEX(R) SERIES      CAP VALUE SERIES     CAP VALUE SERIES
                                              -----------------     -----------------      ----------------    ------------------
Accumulation units outstanding,
  beginning of period                                   317,161               372,142               305,952               275,849
Participant deposits                                      7,538                   993                 9,211                 8,259
Participant transfers                                  (123,573)              244,608                37,568               (33,821)
Participant withdrawals                                       -                (1,917)               (7,607)               (5,942)
                                              -----------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                         201,126               615,826               345,124               244,345
                                              ===================================================================================

                                                 PHOENIX-SENECA        PHOENIX-SENECA      AIM V.I. CAPITAL
                                                 MID-CAP GROWTH       STRATEGIC THEME        APPRECIATION       AIM V.I. MID-CAP
                                                     SERIES                SERIES               FUND            CORE EQUITY FUND
                                              -----------------     -----------------      ----------------    ------------------
Accumulation units outstanding,
  beginning of period                                   462,639               706,250               127,599                     -
Participant deposits                                      1,719                30,993                     -                     -
Participant transfers                                   (20,189)              (90,561)                  163               128,602(f)
Participant withdrawals                                 (10,290)              (32,161)               (1,858)                 (253)
                                              -----------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                         433,879               614,521               125,904               128,349
                                              ===================================================================================

                                                                                             FEDERATED FUND      FEDERATED HIGH
                                                                      ALGER AMERICAN            FOR U.S.           INCOME BOND
                                               AIM V.I. PREMIER      LEVERAGED ALLCAP         GOVERNMENT           FUND II --
                                                  EQUITY FUND           PORTFOLIO            SECURITIES II       PRIMARY SHARES
                                              -----------------     -----------------      ----------------    ------------------
Accumulation units outstanding,
  beginning of period                                    97,008               290,055               728,242               112,542
Participant deposits                                      3,145                 5,092                   429                 1,052
Participant transfers                                       337               (92,630)              (69,988)               (9,413)
Participant withdrawals                                  (1,224)               (3,158)              (20,814)               (4,248)
                                              -----------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                          99,266               199,359               637,869                99,933
                                              ===================================================================================

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                  SUBACCOUNT
                                              -------------------------------------------------------------------------------------

                                                                        VIP GROWTH
                                              VIP CONTRAFUND(R)       OPPORTUNITIES           VIP GROWTH          MUTUAL SHARES
                                                  PORTFOLIO             PORTFOLIO              PORTFOLIO         SECURITIES FUND
                                              -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                                   184,356                77,951               157,899                 89,920
Participant deposits                                      1,622                     -                 2,862                  3,765
Participant transfers                                    72,464                 1,155                14,215                 17,623
Participant withdrawals                                    (212)               (1,383)                 (901)                (1,621)
                                              ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                         258,230                77,723               174,075                109,687
                                              ====================================================================================

                                                  TEMPLETON
                                                 DEVELOPING             TEMPLETON             TEMPLETON             TEMPLETON
                                                   MARKETS               FOREIGN             GLOBAL ASSET             GROWTH
                                               SECURITIES FUND       SECURITIES FUND       ALLOCATION FUND        SECURITIES FUND
                                              -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                                    16,877               130,337                21,887                 93,602
Participant deposits                                          -                   429                     -                  1,361
Participant transfers                                       (45)              (12,908)                    -                 25,243
Participant withdrawals                                    (694)                 (731)                   (7)                (4,191)
                                              ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                          16,138               117,127                21,880                116,015
                                              ====================================================================================

                                                                       SCUDDER VIT
                                                                      EAFE(R) EQUITY          SCUDDER VIT
                                                RYDEX VARIABLE            INDEX            EQUITY 500 INDEX         TECHNOLOGY
                                               TRUST JUNO FUND            FUND                   FUND                PORTFOLIO
                                              -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                                    17,515                22,663                33,507                423,001
Participant deposits                                          -                     -                   864                  3,682
Participant transfers                                         -                (1,508)              301,104                (34,632)
Participant withdrawals                                       -                     -                   (22)                (8,502)
                                              ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                          17,515                21,155               335,453                383,549
                                              ====================================================================================

                                                    WANGER                WANGER                                   WANGER U.S.
                                                INTERNATIONAL         INTERNATIONAL                                  SMALLER
                                                    SELECT              SMALL CAP            WANGER SELECT          COMPANIES
                                              -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                                    76,631               325,930                96,917                765,190
Participant deposits                                      1,352                13,729                    60                 22,863
Participant transfers                                       984                27,031                13,827                (99,504)
Participant withdrawals                                     (36)               (9,473)               (2,588)               (25,624)
                                              ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                          78,931               357,217               108,216                662,925
                                              ====================================================================================

(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                  SUBACCOUNT
                                              -------------------------------------------------------------------------------------

                                                  PHOENIX-                                PHOENIX-ALLIANCE/      PHOENIX-DUFF &
                                                  ABERDEEN           PHOENIX-AIM MID-        BERNSTEIN            PHELPS REAL
                                               INTERNATIONAL           CAP EQUITY          ENHANCED INDEX       ESTATE SECURITIES
                                                  SERIES                SERIES                 SERIES                SERIES
                                              -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                                   342,892               100,993                91,083                192,198
Participant deposits                                      7,710                   677                   478                  1,835
Participant transfers                                    51,119                 3,724                  (201)                15,853
Participant withdrawals                                  (5,904)               (3,892)                  (69)               (27,102)
                                              ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                         395,817               101,502                91,291                182,784
                                              ====================================================================================

                                                   PHOENIX-             PHOENIX-                                     PHOENIX-
                                                   ENGEMANN          ENGEMANN SMALL        PHOENIX-GOODWIN        GOODWIN MULTI-
                                                CAPITAL GROWTH         & MID-CAP             MONEY MARKET          SECTOR FIXED
                                                    SERIES            GROWTH SERIES            SERIES              INCOME SERIES
                                              -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                                 2,013,734               452,916               788,235                540,799
Participant deposits                                    200,782                 8,819                28,929                  3,790
Participant transfers                                   (16,529)              226,756              (392,356)                12,706
Participant withdrawals                                (199,863)              (26,161)              (16,216)                (3,384)
                                              ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                       1,998,124               662,330               408,592                553,911
                                              ====================================================================================

                                                                                           PHOENIX-LAZARD
                                                PHOENIX-JANUS         PHOENIX-KAYNE         INTERNATIONAL         PHOENIX-LAZARD
                                               FLEXIBLE INCOME       RISING DIVIDENDS       EQUITY SELECT        SMALL-CAP VALUE
                                                    SERIES               SERIES                SERIES                 SERIES
                                              -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                                   108,483                11,985                     -                 11,574
Participant deposits                                         92                     -                     -                      -
Participant transfers                                     9,217                     -                 1,234                      -
Participant withdrawals                                  (2,224)                    -                     -                      -
                                              ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                         115,568                11,985                 1,234                 11,574
                                              ====================================================================================

                                                 PHOENIX-LORD          PHOENIX-LORD           PHOENIX-MFS          PHOENIX-MFS
                                                 ABBETT BOND-        ABBETT LARGE-CAP      INVESTORS GROWTH      INVESTORS TRUST
                                               DEBENTURE SERIES        VALUE SERIES          STOCK SERIES            SERIES
                                              -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                                         -                     -               398,831                 15,467
Participant deposits                                          -                   120                 7,131                  3,020
Participant transfers                                       697                     -                21,168                  5,454
Participant withdrawals                                       -                     -               (58,402)                  (314)
                                              ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                             697                   120               368,728                 23,627
                                              ====================================================================================

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                  SUBACCOUNT
                                              -------------------------------------------------------------------------------------

                                                                                                                     PHOENIX-
                                                                        PHOENIX-           PHOENIX-NORTHERN       OAKHURST GROWTH
                                                 PHOENIX-MFS         NORTHERN DOW 30          NASDAQ-100            AND INCOME
                                                VALUE SERIES             SERIES             INDEX(R) SERIES           SERIES
                                              -----------------     -----------------       ----------------     ------------------
Accumulation units outstanding,
  beginning of period                                    42,070               296,303               275,782                729,663
Participant deposits                                          -                    55                 2,844                  4,263
Participant transfers                                     2,608                24,502                97,012                (97,260)
Participant withdrawals                                     (68)               (3,699)               (3,496)               (83,785)
                                              ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                          44,610               317,161               372,142                552,881
                                              ====================================================================================

                                                   PHOENIX-
                                                   OAKHURST                PHOENIX-        PHOENIX-SANFORD       PHOENIX-SANFORD
                                                  STRATEGIC            OAKHURST VALUE      BERNSTEIN GLOBAL       BERNSTEIN MID-
                                              ALLOCATION SERIES         EQUITY SERIES        VALUE SERIES        CAP VALUE SERIES
                                              -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                                 1,448,214               927,388                79,667                436,903
Participant deposits                                    204,496                32,796                   116                  4,906
Participant transfers                                    16,418                23,033                 5,939                (88,387)
Participant withdrawals                                (117,857)              (85,238)               (8,302)               (47,470)
                                              ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                       1,551,271               897,979                77,420                305,952
                                              ====================================================================================

                                               PHOENIX-SANFORD         PHOENIX-SENECA        PHOENIX-SENECA      AIM V.I. CAPITAL
                                               BERNSTEIN SMALL-        MID-CAP GROWTH       STRATEGIC THEME        APPRECIATION
                                               CAP VALUE SERIES            SERIES                SERIES                FUND
                                              -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                                   346,887               442,677               732,269                154,706
Participant deposits                                      2,307                 8,743                36,004                      -
Participant transfers                                   (60,266)               19,546                41,765                   (437)
Participant withdrawals                                 (13,079)               (8,327)             (103,788)               (26,670)
                                              ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                         275,849               462,639               706,250                127,599
                                              ====================================================================================

                                                                                             FEDERATED FUND       FEDERATED HIGH
                                                                      ALGER AMERICAN             FOR U.S.          INCOME BOND
                                               AIM V.I. PREMIER      LEVERAGED ALLCAP          GOVERNMENT            FUND II --
                                                  EQUITY FUND           PORTFOLIO             SECURITIES II       PRIMARY SHARES
                                              -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                                    76,939               170,830               742,358                121,872
Participant deposits                                      5,308                18,159                 2,718                    999
Participant transfers                                    18,827               108,727                 9,728                  1,616
Participant withdrawals                                  (4,066)               (7,661)              (26,562)               (11,945)
                                              ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                          97,008               290,055               728,242                112,542
                                              ====================================================================================

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                  SUBACCOUNT
                                              -------------------------------------------------------------------------------------

                                                                       VIP GROWTH
                                              VIP CONTRAFUND(R)       OPPORTUNITIES           VIP GROWTH          MUTUAL SHARES
                                                  PORTFOLIO             PORTFOLIO              PORTFOLIO         SECURITIES FUND
                                              -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                                   164,563                76,179               143,140                 59,764
Participant deposits                                      2,710                     -                 8,802                  4,380
Participant transfers                                    23,907                 6,574                16,181                 31,673
Participant withdrawals                                  (6,824)               (4,802)              (10,224)                (5,897)
                                              ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                         184,356                77,951               157,899                 89,920
                                              ====================================================================================

                                                 TEMPLETON
                                                 DEVELOPING             TEMPLETON          TEMPLETON GLOBAL         TEMPLETON
                                                   MARKETS               FOREIGN           ASSET ALLOCATION          GROWTH
                                               SECURITIES FUND       SECURITIES FUND             FUND            SECURITIES FUND
                                              -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                                    18,104               128,379                21,894                 69,978
Participant deposits                                          -                 3,675                     -                 11,425
Participant transfers                                        (2)                  337                     -                 16,450
Participant withdrawals                                  (1,225)               (2,054)                   (7)                (4,251)
                                              ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                          16,877               130,337                21,887                 93,602
                                              ====================================================================================

                                                                       SCUDDER VIT
                                                                      EAFE(R) EQUITY         SCUDDER VIT
                                                RYDEX VARIABLE            INDEX            EQUITY 500 INDEX         TECHNOLOGY
                                               TRUST JUNO FUND            FUND                   FUND               PORTFOLIO
                                              -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                                         -                26,956                21,466                410,718
Participant deposits                                          -                     -                     -                 17,929
Participant transfers                                    17,515                (4,286)               12,048                  1,521
Participant withdrawals                                       -                    (7)                   (7)                (7,167)
                                              ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                          17,515                22,663                33,507                423,001
                                              ====================================================================================

                                                                          WANGER                                   WANGER U.S.
                                                WANGER FOREIGN        INTERNATIONAL                                  SMALLER
                                                    FORTY               SMALL CAP            WANGER TWENTY          COMPANIES
                                              -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                                    84,096               327,424               102,562                666,797
Participant deposits                                        561                 7,923                   582                 56,676
Participant transfers                                        61                (2,846)               (3,223)               106,280
Participant withdrawals                                  (8,087)               (6,571)               (3,004)               (64,563)
                                              ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                          76,631               325,930                96,917                765,190
                                              ====================================================================================

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges the subaccounts the daily equivalent of .40%, .725% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro rata basis from the subaccounts and Guaranteed Interest Account in which contract/policy owners have an interest. Such fees aggregated $4,239, $4,728 and $3,483 for the years ended December 31, 2004 2003and 2002 respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $11,163, $32,927 and $3,779 for the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix believes that each of the subaccounts satisfies the current requirements of the regulations. Phoenix intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account (The Phoenix Edge(R)-VA for New York (Death Benefit Option 2)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Accumulation Account (The Phoenix Edge(R)-VA for New York (Death Benefit Option 2)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2005

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2004 AND 2003

                                               TABLE OF CONTENTS


                                                                                                    PAGE
                                                                                               ---------------

Report of Independent Registered Public Accounting Firm.......................................      F-3

Consolidated Balance Sheet as of December 31, 2004 and 2003...................................      F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended December 31, 2004, 2003 and 2002........................................      F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2004, 2003 and 2002............................................................      F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended
  December 31, 2004, 2003 and 2002............................................................      F-7

Notes to Financial Statements.................................................................    F-8 - F-40

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002.


/s/ PRICEWATERHOUSECOOPERS LLP
Hartford, CT
March 8, 2005

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                   ($ amounts in millions, except share data)
                           DECEMBER 31, 2004 AND 2003


                                                                                                   2004             2003
                                                                                               --------------  --------------

ASSETS:
Available-for-sale debt securities, at fair value...........................................      $13,473.6       $13,268.8
Available-for-sale equity securities, at fair value.........................................          160.2           184.0
Trading equity securities, at fair value....................................................           87.3            --
Mortgage loans, at unpaid principal balances................................................          207.9           284.1
Venture capital partnerships, at equity in net assets.......................................          255.3           234.9
Affiliate equity securities, at equity in net assets........................................           --              47.5
Policy loans, at unpaid principal balances..................................................        2,196.7         2,241.4
Other invested assets.......................................................................          367.5           388.7
                                                                                               --------------  --------------
                                                                                                   16,748.5        16,649.4
Available-for-sale debt and equity securities pledged as collateral.........................        1,278.8         1,350.0
                                                                                               --------------  --------------
Total investments...........................................................................       18,027.3        17,999.4
Cash and cash equivalents...................................................................          324.0           382.7
Accrued investment income...................................................................          222.3           222.3
Premiums, accounts and notes receivable.....................................................          163.7           251.8
Deferred policy acquisition costs...........................................................        1,388.1         1,325.7
Deferred income taxes.......................................................................           --              30.2
Intangible assets...........................................................................            0.6             0.6
Goodwill....................................................................................            4.5             4.5
Other general account assets................................................................          157.1           148.4
Separate account assets.....................................................................        6,950.3         6,083.2
                                                                                               --------------  --------------
TOTAL ASSETS................................................................................      $27,237.9       $26,448.8
                                                                                               ==============  ==============

LIABILITIES:
Policy liabilities and accruals.............................................................      $13,132.3       $13,088.6
Policyholder deposit funds..................................................................        3,492.4         3,642.7
Indebtedness................................................................................          204.1           175.0
Deferred income taxes.......................................................................           21.5            --
Other general account liabilities...........................................................          334.6           321.0
Non-recourse collateralized obligations.....................................................        1,355.2         1,472.0
Separate account liabilities................................................................        6,950.3         6,083.2
                                                                                               --------------  --------------
TOTAL LIABILITIES...........................................................................       25,490.4        24,782.5
                                                                                               ==============  ==============

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           47.5           27.9
                                                                                               --------------  --------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0            10.0
Additional paid-in capital..................................................................        1,714.9         1,714.9
Accumulated deficit.........................................................................          (73.4)         (127.5)
Accumulated other comprehensive income......................................................           48.5            41.0
                                                                                               --------------  --------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,700.0         1,638.4
                                                                                               ==============  ==============
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................      $27,237.9       $26,448.8
                                                                                               ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                   2004            2003            2002
                                                                               --------------  --------------  --------------

REVENUES:
Premiums.....................................................................    $    990.6      $  1,042.2      $  1,082.0
Insurance and investment product fees........................................         294.7           279.8           253.7
Investment income, net of expenses...........................................       1,068.0         1,098.2           938.3
Unrealized gain on trading equity securities.................................          85.9            --              --
Net realized investment losses...............................................          (2.0)          (98.0)          (43.8)
                                                                               --------------  --------------  --------------
TOTAL REVENUES...............................................................       2,437.2         2,322.2         2,230.2
                                                                               --------------  --------------  --------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,422.2         1,454.0         1,436.1
Policyholder dividends.......................................................         404.7           418.8           401.8
Policy acquisition cost amortization.........................................         110.0            94.0            91.5
Interest expense on indebtedness.............................................          12.8            12.2            12.2
Interest expense on non-recourse collateralized obligations..................          33.6            48.9            30.5
Other operating expenses.....................................................         259.9           253.2           291.1
                                                                               --------------  --------------  --------------
TOTAL BENEFITS AND EXPENSES..................................................       2,243.2         2,281.1         2,263.2
                                                                               ==============  ==============  ==============
Income (loss) from continuing operations
  before income taxes and minority interest..................................         194.0            41.1           (33.0)
Applicable income taxes (benefit)............................................          59.7             3.9           (18.0)
                                                                               --------------  --------------  --------------
Income (loss) from continuing operations before minority interest............         134.3            37.2           (15.0)
Minority interest in net income of subsidiaries..............................          (0.1)           (0.5)           (0.6)
Equity in undistributed earnings (losses) of affiliates......................         (10.4)           (1.8)            4.6
                                                                               --------------  --------------  --------------
INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES.................         123.8            34.9           (11.0)
Cumulative effect of accounting changes......................................          --              --             (10.3)
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................    $    123.8      $     34.9      $    (21.3)
                                                                               ==============  ==============  ==============

COMPREHENSIVE INCOME:
NET INCOME (LOSS)............................................................    $    123.8      $     34.9      $    (21.3)
OTHER COMPREHENSIVE INCOME (LOSS)............................................           7.5           135.6          (111.8)
                                                                               --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS)..................................................    $    131.3      $    170.5      $   (133.1)
                                                                               ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                   2004            2003            2002
                                                                               --------------  --------------  --------------

OPERATING ACTIVITIES:
Income (loss) from continuing operations.....................................    $    123.8      $     34.9      $    (11.0)
Unrealized gain on trading equity securities.................................         (85.9)           --              --
Net realized investment losses...............................................           2.0            98.0            43.8
Amortization and depreciation................................................          12.7            16.2            20.5
Investment (gains) losses....................................................         (73.6)          (81.6)           67.2
Equity in losses of affiliates...............................................          17.2            --              --
Deferred income taxes (benefit)..............................................          65.7             4.0            (8.8)
Decrease (increase) in receivables...........................................          37.8           (20.9)          (50.9)
Deferred policy acquisition costs increase...................................         (54.7)         (111.5)         (174.1)
Increase in policy liabilities and accruals..................................          60.1           469.6           468.4
Other assets and other liabilities net change................................         (44.6)          (16.4)          (57.9)
                                                                               --------------  --------------  --------------
Cash from continuing operations..............................................          60.5           392.3           297.2
Discontinued operations, net.................................................          16.1           (34.3)          (53.1)
                                                                               --------------  --------------  --------------
CASH FROM OPERATING ACTIVITIES...............................................          76.6           358.0           244.1
                                                                               --------------  --------------  --------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,159.6)       (5,611.5)       (4,951.5)
Investment sales, repayments and maturities..................................       4,213.8         4,417.2         3,550.0
Debt and equity securities pledged as collateral purchases...................         (17.2)          (56.9)         (891.6)
Debt and equity securities pledged as collateral sales.......................          97.0           171.5            96.0
Subsidiary sales.............................................................           6.6            --              --
Premises and equipment additions.............................................          (7.9)          (19.6)          (13.6)
Premises and equipment dispositions..........................................          26.4            --              --
Discontinued operations, net.................................................          --              (6.7)           37.8
                                                                               --------------  --------------  --------------
CASH FROM (FOR) INVESTING ACTIVITIES.........................................         159.1        (1,106.0)       (2,172.9)
                                                                               --------------  --------------  --------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         917.3         1,334.2         2,581.1
Policyholder deposit fund withdrawals........................................      (1,067.6)       (1,087.2)         (911.2)
Other indebtedness proceeds..................................................         171.6            --              --
Indebtedness repayments......................................................        (155.2)           --              --
Collateralized obligations proceeds..........................................          --              --             841.6
Collateralized obligations repayments........................................         (90.8)          (99.6)           --
Common stock dividends paid..................................................         (69.7)          (44.5)         (113.8)
                                                                               --------------  --------------  --------------
CASH FROM (FOR) FINANCING ACTIVITIES.........................................        (294.4)          102.9         2,397.7
                                                                               --------------  --------------  --------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................         (58.7)         (645.1)          468.9
Cash and cash equivalents, beginning of year.................................         382.7         1,027.8           558.9
                                                                               --------------  --------------  --------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     324.0     $     382.7     $   1,027.8
                                                                               ==============  ==============  ==============

Included in cash and cash equivalents above is cash pledged as collateral of $61.0 million, $72.0 million and $57.0 million at December 31, 2004, 2003 and 2002, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Contribution from parent for transfer of additional
   minimum pension liability.................................................    $     --        $     --        $     14.4

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss)............................................................         123.8            34.9           (21.3)
Common stock dividends declared..............................................         (69.7)          (44.5)         (113.8)
Other equity adjustments.....................................................          --               0.7            --

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................           7.5           135.6          (111.8)
                                                                               --------------  --------------  --------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          61.6           126.7          (232.5)
Stockholder's equity, beginning of year......................................       1,638.4         1,511.7         1,744.2
                                                                               --------------  --------------  --------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................    $  1,700.0      $  1,638.4      $  1,511.7
                                                                               ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

1.  ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. We have reclassified certain amounts for 2003 and 2002 to conform with 2004 presentations.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

ACCOUNTING CHANGES

Other-Than-Temporary Impairments: Portions of Emerging Issues Task Force Abstract EITF 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1), were effective for fiscal periods beginning after June 15, 2004. EITF 03-1 provides guidance as to the determination of other-than-temporary impaired securities and requires additional disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices and thus, did not have a material effect on our consolidated financial statements. The effective date of certain portions of EITF 03-1 has been delayed pending further interpretive guidance. Because significant uncertainty remains surrounding what form the guidance will ultimately take, we cannot predict what effect, if any, adoption of the pending portions will have on our financial results.

Postretirement Benefits: On May 19, 2004, the FASB, issued FASB Staff Position No. FAS 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003" (the FSP). For employers that sponsor postretirement benefit plans, or plan sponsors that provide prescription drug benefits to retirees, the FSP requires any effects of the anticipated federal tax subsidy related to those drug benefits be treated as an actuarial gain. The effect of the FSP is not material to our consolidated financial statements.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

Variable Interest Entities: In January 2003, a new accounting standard was issued, FASB Interpretation No. 46 (FIN 46), "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51", that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46(R) in December 2003, with FIN 46(R) providing additional interpretation as to existing standards on consolidation. FIN 46(R) clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtained an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we adopted FIN 46(R) for Special Purpose Entities (SPEs) in which we hold a variable interest that we acquired prior to February 1, 2003. The effect of our adoption of the foregoing provisions of FIN 46(R) is described further in Note 7. FIN 46(R) requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. The adoption of FIN 46(R) for our non-SPE variable interest entities did not have a material effect on our consolidated financial statements.

Goodwill: At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4.

BUSINESS COMBINATIONS AND DISPOSITIONS

On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen Asset Management PLC (Aberdeen), a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, which will be recognized as a realized investment loss in our 2005 consolidated statement of income. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

On October 25, 2004, we entered into an agreement with Friends Provident plc (Friends Provident) to sell our 12% interest in Lombard International Assurance S.A. (Lombard) and to relinquish $17.5 million in notes receivable from Lombard's affiliate, Insurance Development Holdings A.G. (IDH). This transaction closed on January 11, 2005 for consideration of $59.0 million and, under the terms of the sale, we may be entitled to additional consideration, in the form of cash, based on Lombard's financial performance through 2006.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction is not material to our consolidated financial statements.

2.  LIFE AND ANNUITY ACTIVITIES

Life and Annuity activities include individual life insurance and annuity products, such as universal life, variable life, term life and fixed and variable annuities. They also include the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

[begin italic] Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. [end italic]

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

[begin italic] We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. [end italic]

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
    o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
    o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
    o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity in force that is not covered by this reinsurance arrangement.
    o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.


DIRECT BUSINESS AND REINSURANCE:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                    ---------------------------------------------
                                                                                2004            2003            2002
                                                                           --------------  --------------  --------------

Direct premiums........................................................      $  1,054.3      $  1,092.1      $   1,104.2
Premiums assumed from reinsureds.......................................             2.8            15.5             16.9
Premiums ceded to reinsurers...........................................           (66.5)          (65.4)           (39.1)
                                                                           --------------  --------------  --------------
PREMIUMS...............................................................      $    990.6      $  1,042.2      $   1,082.0
                                                                           ==============  ==============  ==============
Percentage of amount assumed to net premiums...........................             0.3%            1.5%            1.6%
                                                                           ==============  ==============  ==============

Direct policy benefits incurred........................................      $    416.3      $    402.9      $    357.5
Policy benefits assumed from reinsureds................................             3.9            13.5            12.6
Policy benefits ceded to reinsurers....................................           (52.9)          (56.9)          (44.8)
                                                                           --------------  --------------  --------------
POLICY BENEFITS........................................................      $    367.3      $    359.5      $    325.3
                                                                           ==============  ==============  ==============

Direct life insurance in force.........................................      $126,367.9      $120,931.3      $110,529.8
Life insurance in force assumed from reinsureds........................         1,759.5         1,837.3         1,831.2
Life insurance in force ceded to reinsurers............................       (80,040.1)      (77,222.3)      (74,575.2)
                                                                           --------------  --------------  --------------
LIFE INSURANCE IN FORCE................................................      $ 48,087.3      $ 45,546.3      $ 37,785.8
                                                                           ==============  ==============  ==============
Percentage of amount assumed to net insurance in force.................             3.7%            4.0%            4.8%
                                                                           ==============  ==============  ==============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $1,054.9 million, $1,094.5 million and $1,110.8 million, net of reinsurance, for the years ended December 31, 2004, 2003 and 2002.

Irrevocable letters of credit aggregating $48.1 million at December 31, 2004 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

Effective July 1, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation). The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

[begin italic] The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions, which we review on a regular basis, and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances. [end italic]


ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ---------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Direct acquisition costs deferred excluding acquisitions.....................    $    164.7      $    205.5      $    217.0
Acquisition costs recognized in Valley Forge Life acquisition................          --              --              48.5
Costs amortized to expenses:
  Recurring costs related to operations......................................        (110.4)          (98.1)          (88.5)
  (Cost) credit related to realized investment gains or losses...............           0.4             4.1           (25.1)
  Changes in actuarial assumptions...........................................          --              --              22.1
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................           7.7            12.4           (95.9)
                                                                               --------------  --------------  --------------
Change in deferred policy acquisition costs..................................          62.4           123.9            78.1
Deferred policy acquisition costs, beginning of year.........................       1,325.7         1,201.8         1,123.7
                                                                               --------------  --------------  --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................    $  1,388.1      $  1,325.7      $  1,201.8
                                                                               ==============  ==============  ==============

In 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a decrease in deferred policy acquisition cost amortization of $22.1 million ($14.4 million after income taxes). Also in 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 million pre-tax ($8.8 million after income taxes) increase in policy acquisition cost amortization expense in 2002.

POLICY LIABILITIES AND ACCRUALS

[begin italic] Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. [end italic]

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which range from 4.0% to 6.0% as of December 31, 2004, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2004 and 2003, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $123.5 million and $183.1 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $9.1 million and $7.6 million, respectively.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 35.6% and 38.8% of the face value of total individual life insurance in force at December 31, 2004 and 2003, respectively.

FAIR VALUE OF INVESTMENT CONTRACTS

[begin italic] For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances. [end italic]

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.8% to 12.3% as of December 31, 2004, less administrative charges.

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

In connection with the demutualization, we established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, will support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimate to continue at rates in effect for 2000.

[begin italic] The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

We present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected. [end italic]

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                        ------------------------------
                                                                                    2004            2003           INCEPTION
                                                                               --------------  --------------   --------------
Debt securities..............................................................    $  6,949.6      $  6,906.4       $  4,773.1
Equity securities............................................................          90.8            82.9             --
Mortgage loans...............................................................         181.9           228.5            399.0
Venture capital partnerships.................................................          52.4            38.6             --
Policy loans.................................................................       1,363.4         1,386.8          1,380.0
Other invested assets........................................................          60.0            46.7             --
                                                                               --------------  --------------   --------------
Total closed block investments...............................................       8,698.1         8,689.9          6,552.1
Cash and cash equivalents....................................................         100.5            40.5             --
Accrued investment income....................................................         118.8           120.2            106.8
Receivables..................................................................          32.7            43.0             35.2
Deferred income taxes........................................................         359.7           377.0            389.4
Other closed block assets....................................................          24.0            62.3              6.2
                                                                               --------------  --------------   --------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,333.8         9,332.9          7,089.7
                                                                               --------------  --------------   --------------
Policy liabilities and accruals..............................................       9,686.9         9,723.1          8,301.7
Policyholder dividends payable...............................................         365.5           369.8            325.1
Policyholder dividend obligation.............................................         535.9           519.2             --
Other closed block liabilities...............................................          41.5            63.0             12.3
                                                                               --------------  --------------   --------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,629.8        10,675.1          8,639.1
                                                                               --------------  --------------   --------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................    $  1,296.0      $  1,342.2       $  1,549.4
                                                                               ==============  ==============   ==============


                                                                                                         YEAR ENDED
CLOSED BLOCK REVENUES AND EXPENSES AND CHANGES IN                               CUMULATIVE              DECEMBER 31,
POLICYHOLDER DIVIDEND OBLIGATION:                                                  FROM         ------------------------------
($ amounts in millions)                                                          INCEPTION           2004            2003
                                                                               --------------   --------------  --------------

Premiums.....................................................................    $  5,170.8       $    932.8      $  1,000.1
Net investment income........................................................       2,771.2            560.0           573.1
Net realized investment losses...............................................         (91.1)            (2.0)           (9.4)
                                                                               --------------   --------------  --------------
TOTAL REVENUES...............................................................       7,850.9          1,490.8         1,563.8
                                                                               --------------   --------------  --------------
Policy benefits, excluding dividends.........................................       5,367.6          1,007.1         1,058.0
Other operating expenses.....................................................          57.9              8.9            10.0
                                                                               --------------   --------------  --------------
Total benefits and expenses, excluding policyholder dividends................       5,425.5          1,016.0         1,068.0
                                                                               --------------   --------------  --------------
Closed block contribution to income before dividends and income taxes........       2,425.4            474.8           495.8
Policyholder dividends.......................................................       2,000.2            403.9           419.4
                                                                               --------------   --------------  --------------
Closed block contribution to income before income taxes......................         425.2             70.9            76.4
Applicable income taxes......................................................         149.3             24.7            26.8
                                                                               --------------   --------------  --------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................................    $    275.9       $     46.2      $     49.6
                                                                               ==============   ==============  ==============

Policyholder dividends provided through earnings.............................    $  2,045.4       $    403.9      $    419.4
Policyholder dividends provided through other comprehensive income...........         436.5              3.8           (45.5)
                                                                               --------------   --------------  --------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............................       2,481.9            407.7           373.9
POLICYHOLDER DIVIDENDS PAID..................................................      (1,905.6)          (395.3)         (395.6)
                                                                               --------------   --------------  --------------
Change in policyholder dividend liabilities..................................         576.3             12.4           (21.7)
Policyholder dividend liabilities, beginning of period.......................         325.1            889.0           910.7
                                                                               --------------   --------------  --------------
Policyholder dividend liabilities, end of period.............................         901.4            901.4           889.0
  Less:  Policyholder dividends payable, end of period.......................         365.5            365.5           369.8
                                                                               --------------   --------------  --------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............................    $    535.9       $    535.9      $    519.2
                                                                               ==============   ==============  ==============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.

3.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

[begin italic] We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value. [end italic]

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.


                                                                                    AS OF DECEMBER 31,
FAIR VALUE AND COST OF DEBT SECURITIES:                         ---------------------------------------------------------------
($ amounts in millions)                                                     2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE         COST          FAIR VALUE        COST
                                                                --------------  --------------   --------------  --------------

U.S. government and agency...................................    $     676.4     $     622.7      $     755.2     $     712.7
State and political subdivision..............................          446.5           413.7            510.3           468.4
Foreign government...........................................          314.8           284.0            260.4           239.0
Corporate....................................................        7,365.4         7,040.7          6,763.4         6,410.0
Mortgage-backed..............................................        3,253.4         3,122.9          3,097.5         2,963.4
Other asset-backed...........................................        1,417.1         1,405.0          1,882.0         1,863.6
                                                                --------------  --------------   --------------  --------------
DEBT SECURITIES..............................................    $  13,473.6     $  12,889.0      $  13,268.8     $  12,657.1
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $   6,949.6     $   6,515.2      $   6,906.4     $   6,471.1
                                                                ==============  ==============   ==============  ==============


                                                                                    AS OF DECEMBER 31,
FAIR VALUE AND COST OF DEBT SECURITIES:                         ---------------------------------------------------------------
($ amounts in millions)                                                      2004                            2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE         COST          FAIR VALUE         COST
                                                                --------------  --------------   --------------  --------------

Lombard International Assurance, S.A.........................    $      43.3     $      43.3      $      41.1     $      41.1
Other equity securities......................................          116.9           101.1            142.9           127.3
                                                                --------------  --------------   --------------  --------------
EQUITY SECURITIES............................................    $     160.2     $     144.4      $     184.0     $     168.4
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $      90.8     $      78.3      $      82.9     $      75.0
                                                                ==============  ==============   ==============  ==============

In 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in 2003, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

In January 2005, we sold our equity investment in Lombard as further described in Note 1.

HRH. Hilb Rogal and Hobbs (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

As a result of these transactions, in 2002 we recorded a gross realized investment gain of $107.1 million, $38.8 million net of offsets for applicable DAC costs and deferred income taxes. We calculated our gains using the specific identification of the securities sold. As a result of the transactions we completed in November 2002, it was no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes. In addition, in 2003 we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).


                                                                                      AS OF DECEMBER 31,
                                                                -------------------------------------------------------------
UNREALIZED GAINS AND LOSSES FROM                                             2004                           2003
DEBT AND EQUITY SECURITIES:                                     -----------------------------   -----------------------------
($ amounts in millions)                                             GAINS          LOSSES           GAINS          LOSSES
                                                                --------------  -------------   --------------  -------------

U.S. government and agency...................................     $     55.4     $     (1.7)     $     44.0      $    (1.5)
State and political subdivision..............................           34.4           (1.6)           43.5           (1.6)
Foreign government...........................................           31.1           (0.3)           23.2           (1.8)
Corporate....................................................          364.2          (39.5)          400.4          (47.0)
Mortgage-backed..............................................          137.0           (6.5)          143.4           (9.3)
Other asset-backed...........................................           32.4          (20.3)           55.6          (37.2)
                                                                --------------  -------------   --------------  -------------
Debt securities gains and losses.............................     $    654.5     $    (69.9)     $    710.1      $   (98.4)
                                                                ==============  =============   ==============  =============
DEBT SECURITIES NET GAINS....................................     $    584.6                     $    611.7
                                                                ==============                  ==============

Equity securities gains and losses...........................     $     19.1     $     (3.3)     $     17.4      $    (1.8)
                                                                ==============  =============   ==============  =============
EQUITY SECURITIES NET GAINS..................................     $     15.8                     $     15.6
                                                                ==============                  ==============


                                                                         AS OF DECEMBER 31, 2004
                                            ----------------------------------------------------------------------------------------
AGING OF TEMPORARILY IMPAIRED                  LESS THAN 12 MONTHS          GREATER THAN 12 MONTHS               TOTAL
DEBT AND EQUITY SECURITIES:                 ---------------------------   --------------------------   -----------------------------
($ amounts in millions)                          FAIR       UNREALIZED         FAIR      UNREALIZED         FAIR       UNREALIZED
                                                 VALUE        LOSSES          VALUE        LOSSES          VALUE         LOSSES
                                            ---------------------------   --------------------------   -----------------------------
DEBT SECURITIES
U.S. government and agency...............     $     85.6     $    (1.4)      $     4.9      $   (0.3)      $    90.5     $    (1.7)
State and political subdivision..........           41.6          (1.2)            9.0          (0.4)           50.6          (1.6)
Foreign government.......................           --            --              10.6          (0.3)           10.6          (0.3)
Corporate................................        1,212.6         (16.1)          418.8         (23.4)        1,631.4         (39.5)
Mortgage-backed..........................          589.4          (4.8)          113.6          (1.7)          703.0          (6.5)
Other asset-backed.......................          444.6          (5.3)           96.8         (15.0)          541.4         (20.3)
                                            -------------  -------------   -------------  ------------   ------------  -------------
DEBT SECURITIES..........................     $  2,373.8     $   (28.8)      $   653.7      $  (41.1)      $ 3,027.5     $   (69.9)
COMMON STOCK.............................           15.3          (2.4)            5.4          (0.9)           20.7          (3.3)
                                            -------------  -------------   -------------  ------------   ------------  -------------

TOTAL TEMPORARILY IMPAIRED SECURITIES....     $  2,389.1     $   (31.2)      $   659.1      $  (42.0)      $ 3,048.2     $   (73.2)
                                            =============  =============   =============  ============   ============  =============

AMOUNTS INSIDE THE CLOSED BLOCK..........     $    702.0     $   (10.7)      $   347.9      $  (16.2)      $ 1,049.9     $   (26.9)
                                            =============  =============   =============  ============   ============  =============

AMOUNTS OUTSIDE THE CLOSED BLOCK.........     $  1,687.1     $   (20.5)      $   311.2      $  (25.8)      $ 1,998.3     $   (46.3)
                                            =============  =============   =============  ============   ============  =============
AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE........     $     66.8     $     (2.2)      $    68.3     $  (12.2)      $   135.1     $   (14.4)
                                            =============  =============   =============  ============   ============  =============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES..............                    $     (0.8)                    $   (4.5)                    $    (5.3)
                                                           =============                  ============                 =============

These securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

[begin italic] We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance. [end italic]

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated.

                                                                                       AS OF DECEMBER 31,
CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                 ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  CARRYING                         CARRYING
                                                                    VALUE        FAIR VALUE          VALUE        FAIR VALUE
                                                                --------------  --------------   --------------  --------------
PROPERTY TYPE
Apartment buildings..........................................    $      81.8     $      82.8      $     105.1     $     106.7
Office buildings.............................................           18.0            18.2             49.0            49.7
Retail stores................................................           92.5            93.6            109.0           110.7
Industrial buildings.........................................           25.4            25.7             33.7            34.2
Other........................................................            0.1             0.1              0.1             0.1
                                                                --------------  --------------   --------------  --------------
Subtotal.....................................................          217.8           220.4            296.9           301.4
  Less:  Valuation allowances................................            9.9            --               12.8            --
                                                                --------------  --------------   --------------  --------------
MORTGAGE LOANS...............................................    $     207.9     $     220.4      $     284.1     $     301.4
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $     181.9     $     184.1      $     228.5     $     242.4
                                                                ==============  ==============   ==============  ==============

We had no delinquent or in-process-of-foreclosure mortgage loans as of both December 31, 2004 and 2003. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $12.9 million and $25.8 million as of December 31, 2004 and 2003, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

                                                                                         YEAR ENDED DECEMBER 31,
MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                    ---------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Valuation allowance, beginning of year.......................................   $      12.8     $      15.5     $      15.0
Additions charged to income..................................................          --               0.8             0.6
Deductions for write-offs and disposals......................................          (2.9)           (3.5)           (0.1)
                                                                               --------------  --------------  --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $       9.9     $      12.8     $      15.5
                                                                               ==============  ==============  ==============

During the three years ended December 31, 2004, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2004.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

[begin italic] We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for the quarter to eliminate any lag in reporting.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to estimate changes in valuations each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes both downward and upward adjustments in estimated values based on the indices, but when the general partner reduces the value of a private investee company, we do not adjust the fair value upward (by applying the public sector index) in excess of the most recent value reported by the general partner. Finally, we revise the valuations we have assigned to the investee companies annually to reflect the valuations in the audited financial statements received from the venture capital partnerships. [end italic]



                                                                                           YEAR ENDED DECEMBER 31,
NET INVESTMENT INCOME RELATED TO VENTURE CAPITAL PARTNERSHIPS:                 ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Net realized gains (losses) on partnership cash and stock distributions......   $      13.7     $      17.4     $      (4.7)
Net unrealized gains (losses) on partnership investments.....................          14.4            38.2           (47.2)
Partnership operating expenses...............................................          (2.6)           (6.6)           (7.4)
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS).................................................   $      25.5     $      49.0     $     (59.3)
                                                                               ==============  ==============  ==============

Amounts applicable to the closed block.......................................   $       6.2     $      12.8     $      --
                                                                               ==============  ==============  ==============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows:

                                                                                           YEAR ENDED DECEMBER 31,
ADJUSTMENT OF VENTURE CAPITAL INVESTMENT INCOME                                ----------------------------------------------
RELATED TO RECEIPT OF FINANCIAL STATEMENTS:                                         2004            2003            2002
($ amounts in millions)                                                        --------------  --------------  --------------

Closed block.................................................................   $       1.0     $      --       $      --
General account..............................................................           6.8            33.4            12.8
                                                                               --------------  --------------  --------------
TOTAL........................................................................   $       7.8     $      33.4     $      12.8
                                                                               ==============  ==============  ==============


                                                                                           YEAR ENDED DECEMBER 31,
INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                           ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Contributions................................................................   $      59.2     $      41.3     $      43.0
Equity in earnings (losses) of partnerships..................................          25.5            49.0           (59.3)
Distributions................................................................         (64.3)          (43.6)          (41.7)
Proceeds from sale of partnership interests..................................          --             (26.1)           --
Realized loss on sale of partnership interests...............................          --             (14.3)           (5.1)
                                                                               --------------  --------------  --------------
Change in venture capital partnerships.......................................          20.4             6.3           (63.1)
Venture capital partnership investments, beginning of period.................         234.9           228.6           291.7
                                                                               --------------  --------------  --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $     255.3     $     234.9     $     228.6
                                                                               ==============  ==============  ==============


UNFUNDED COMMITMENTS AND INVESTMENTS IN VENTURE CAPITAL PARTNERSHIPS:                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
UNFUNDED COMMITMENTS
Closed block                                                                                    $      83.0     $      48.3
Venture capital segment.....................................................................           53.5            76.7
                                                                                               ==============  ==============
TOTAL UNFUNDED COMMITMENTS..................................................................    $     136.5     $     125.0
                                                                                               ==============  ==============

VENTURE CAPITAL PARTNERSHIPS
Closed block                                                                                    $      52.4     $      38.6
Venture capital segment.....................................................................          202.9           196.3
                                                                                               ==============  ==============
TOTAL VENTURE CAPITAL PARTNERSHIPS..........................................................    $     255.3     $     234.9
                                                                                               ==============  ==============

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $5.1 million in 2002 and $14.3 million in 2003 to reflect the proceeds received.

AFFILIATE EQUITY AND DEBT SECURITIES

[begin italic] Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity. [end italic]

We present affiliate debt securities in the available-for-sale debt securities caption.

                                                                                                  AS OF DECEMBER 31, 2003
CARRYING VALUE AND COST OF AFFILIATE SECURITIES:                                               ------------------------------
($ amounts in millions)                                                                          CARRYING
                                                                                                   VALUE           COST
                                                                                               --------------  --------------

Aberdeen common stock.......................................................................    $      38.3     $      20.0
Other.......................................................................................            9.2            18.9
                                                                                               --------------  --------------
AFFILIATE EQUITY SECURITIES.................................................................    $      47.5     $      38.9
                                                                                               ==============  ==============

Aberdeen 7.5% convertible notes.............................................................    $      27.5     $      27.5
                                                                                               --------------  --------------
AFFILIATE DEBT SECURITIES...................................................................    $      27.5     $      27.5
                                                                                               ==============  ==============

The cost basis of Aberdeen common stock is adjusted to reflect an other-than-temporary impairment of $89.1 million, which we recognized as a realized investment loss in 2003.


                                                                                          YEAR ENDED DECEMBER 31,
SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                 ----------------------------------------------
($ amounts in millions)                                                            2004            2003            2002
                                                                               --------------  --------------  --------------

Aberdeen common stock dividends..............................................   $       3.0     $       2.7     $       3.8
Equity in Aberdeen undistributed income (loss)...............................         (21.9)           (2.0)            2.3
HRH common stock dividends...................................................          --              --               0.5
Equity in HRH undistributed income...........................................          --              --               2.5
Other........................................................................           1.7            (2.7)           (3.2)
                                                                               --------------  --------------  --------------
AFFILIATE EQUITY SECURITIES INVESTMENT INCOME................................   $     (17.2)    $      (2.0)    $       5.9
                                                                               ==============  ==============  ==============

Aberdeen convertible notes and bonds.........................................   $       2.0     $       2.5     $       3.8
Aberdeen 5.875% convertible notes............................................          --               0.1             1.3
                                                                               --------------  --------------  --------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME..................................   $       2.0     $       2.6     $       5.1
                                                                               ==============  ==============  ==============

ABERDEEN. As of December 31, 2004 and 2003, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

During 2003, we recorded a non-cash realized investment loss of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. In addition, as of December 31, 2003 we owned $27.5 million in Aberdeen convertible subordinated notes which were repaid in full to us on November 19, 2004. Concurrent with this paydown, we relinquished our contractual right to one of two Aberdeen board seats held related to our 16.5% equity interest in Aberdeen at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of income for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method.


                                                                                         YEAR ENDED DECEMBER 31,
AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                               ---------------------------------------------
($ amounts in millions)                                                            2004            2003            2002
                                                                               --------------  --------------  --------------

Equity in undistributed earnings (losses) of affiliates......................   $     (12.3)    $       0.5     $       3.7
Unrealized gain on trading securities........................................          55.1            --              --
Realized investment gain (loss)..............................................          --             (55.0)           --
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................   $      42.8     $     (54.5)    $       3.7
                                                                               ==============  ==============  ==============

The carrying value of our equity investment in Aberdeen is $87.3 million at December 31, 2004 and is presented as a trading equity security on our consolidated balance sheet.

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, which will be recognized as a realized investment loss in our 2005 consolidated statement of income. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. We continue to participate in sub-advisory arrangements related to several of our asset management product offerings with Aberdeen, the financial effects of which are not material to our consolidated financial statements.

POLICY LOANS AND OTHER INVESTED ASSETS

[begin italic] Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements. [end italic]


                                                                                                     AS OF DECEMBER 31,
OTHER INVESTED ASSETS:                                                                         ------------------------------
($ amounts in millions)                                                                            2004            2003
                                                                                               --------------  --------------

Transportation and other equipment leases...................................................    $      67.8     $      68.7
Separate account equity investments.........................................................           40.0            49.2
Mezzanine partnerships......................................................................           61.7            50.9
Affordable housing partnerships.............................................................           23.4            24.8
Derivative instruments (Note 12)............................................................           19.4            30.0
Other affiliate investments.................................................................            8.8            20.3
Real estate.................................................................................           70.1            64.0
Other partnership interests.................................................................           76.3            80.8
                                                                                               --------------  --------------
OTHER INVESTED ASSETS.......................................................................    $     367.5     $     388.7
                                                                                               ==============  ==============

Amounts applicable to the closed block......................................................    $      60.0     $      46.7
                                                                                               ==============  ==============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize realized investment gains and losses on asset dispositions on a first-in, first-out basis and when declines in fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income. [end italic]

                                                                                           YEAR ENDED DECEMBER 31,
SOURCES OF NET INVESTMENT INCOME:                                              ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------
Debt securities..............................................................   $     774.4     $     767.0     $     734.1
Equity securities............................................................           3.2             2.1             3.9
Mortgage loans...............................................................          22.5            32.6            40.4
Venture capital partnerships.................................................          25.5            49.0           (59.3)
Affiliate equity securities..................................................          --              --               5.9
Policy loans.................................................................         167.1           171.7           171.8
Other investments............................................................          48.8            35.0            17.1
Cash and cash equivalents....................................................           4.4             6.8            10.8
                                                                               --------------  --------------  --------------
Total investment income......................................................       1,045.9         1,064.2           924.7
  Less:  Investment expenses.................................................          18.0            18.2            17.4
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,027.9         1,046.0           907.3
Debt and equity securities pledged as collateral (Note 7)....................          40.1            52.2            31.0
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME........................................................   $   1,068.0     $   1,098.2     $     938.3
                                                                               ==============  ==============  ==============

Amounts applicable to the closed block.......................................   $     560.0     $     573.1     $     562.0
                                                                               ==============  ==============  ==============

For 2004, 2003 and 2002, net investment income was lower by $9.5 million, $10.4 million and $6.2 million, respectively, due to non-income producing debt securities. Of these amounts, $5.8 million, $5.5 million and $5.2 million, respectively, related to the closed block.


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                             YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ---------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt security impairments....................................................   $     (15.5)    $     (76.1)    $    (114.3)
Equity security impairments..................................................          (1.5)           (4.3)           (9.8)
Mortgage loan impairments....................................................          --              (4.1)           (0.6)
Venture capital partnership impairments......................................          --              (4.6)           (5.1)
Affiliate equity security impairments........................................         (11.0)          (96.9)           --
Other invested asset impairments.............................................          (3.3)          (16.5)          (22.0)
Debt and equity securities pledged as collateral impairments.................         (16.6)           (8.3)          (34.9)
                                                                               --------------  --------------  --------------
IMPAIRMENT LOSSES............................................................         (47.9)         (210.8)         (186.7)
                                                                               --------------  --------------  --------------
Debt security transaction gains..............................................          39.0            93.7            92.6
Debt security transaction losses.............................................         (10.6)          (28.9)          (45.9)
Equity security transaction gains............................................          17.7            58.8           116.3
Equity security transaction losses...........................................          (5.9)           (9.2)          (22.4)
Mortgage loan transaction gains (losses).....................................           0.2            (1.3)            0.2
Venture capital partnership transaction losses...............................          --              (9.7)           --
Other invested asset transaction gains (losses)..............................           5.5             9.4             2.1
                                                                               --------------  --------------  --------------
NET TRANSACTION GAINS........................................................          45.9           112.8           142.9
                                                                               --------------  --------------  --------------
NET REALIZED INVESTMENT LOSSES...............................................   $      (2.0)    $     (98.0)    $     (43.8)
                                                                               --------------  --------------  --------------

Net realized investment losses...............................................   $      (2.0)    $     (98.0)    $     (43.8)
                                                                               --------------  --------------  --------------
Applicable closed block policyholder dividend obligation (reduction).........           3.7            (5.9)          (40.3)
Applicable deferred policy acquisition costs (benefit).......................          (0.4)           (4.1)           25.1
Applicable deferred income tax benefit.......................................           3.1           (35.6)           (0.5)
                                                                               --------------  --------------  --------------
Offsets to realized investment losses........................................           6.4           (45.6)          (15.7)
                                                                               --------------  --------------  --------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME........................   $      (8.4)    $     (52.4)    $     (28.1)
                                                                               ==============  ==============  ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million, $5.9 million and $8.6 million for 2004, 2003 and 2002, respectively.

On May 25, 2004, we sold our Enfield, Connecticut office facility for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

UNREALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable DAC and applicable deferred income taxes. [end italic]

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt securities..............................................................   $     (27.1)    $     (66.1)    $     404.1
Equity securities............................................................           0.2           (27.7)           22.8
Debt and equity securities pledged as collateral.............................           7.8           116.4            42.6
Other investments............................................................          --               4.9            (1.1)
                                                                               --------------  --------------  --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)..........................   $     (19.1)    $      27.5     $     468.4
                                                                               ==============  ==============  ==============

Net unrealized investment gains (losses).....................................   $     (19.1)    $      27.5     $     468.4
                                                                               --------------  --------------  --------------
Applicable policyholder dividend obligation..................................           3.6           (45.5)          369.4
Applicable deferred policy acquisition costs.................................          (7.7)          (12.4)           95.9
Applicable deferred income taxes (benefit)...................................          (9.8)           (5.4)          (13.8)
                                                                               --------------  --------------  --------------
Offsets to net unrealized investment gains...................................         (13.9)          (63.3)          451.5
                                                                               --------------  --------------  --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)...........................   $      (5.2)    $      90.8     $      16.9
                                                                               ==============  ==============  ==============

INVESTING CASH FLOWS

[begin italic] Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less. [end italic]

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:
($ amounts in millions)                                                                    YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt security purchases......................................................   $  (4,052.9)    $  (5,385.4)    $  (4,725.5)
Equity security purchases....................................................         (66.3)         (125.4)          (58.3)
Venture capital partnership investments......................................         (59.3)          (41.6)          (43.0)
Affiliate equity and debt security purchases.................................          --              --             (28.0)
Other invested asset purchases...............................................         (25.8)          (27.2)          (73.0)
Policy loan advances, net....................................................          44.7           (31.9)          (23.7)
                                                                               --------------  --------------  --------------
INVESTMENT PURCHASES.........................................................   $  (4,159.6)    $  (5,611.5)    $  (4,951.5)
                                                                               ==============  ==============  ==============

Debt securities sales........................................................   $   2,405.2     $   2,124.7     $   1,805.1
Debt securities maturities and repayments....................................       1,483.0         1,792.0         1,305.6
Equity security sales........................................................         111.2           235.7           273.2
Mortgage loan maturities and principal repayments............................          77.2           180.3            67.7
Venture capital partnership capital distributions............................          59.4            54.2            28.5
Affiliate securities sales...................................................           1.0            --              --
Real estate and other invested assets sales..................................          76.8            30.3            69.9
                                                                               --------------  --------------  --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   4,213.8     $   4,417.2     $   3,550.0
                                                                               ==============  ==============  ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2004 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended 2004.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ amounts in millions)                                                            DEBT          LOANS AT
                                                                                SECURITIES       CARRYING
                                                                                  AT COST          VALUE          TOTAL
                                                                               --------------  --------------  --------------

Due in one year or less......................................................   $     164.7     $      25.1     $     189.8
Due after one year through five years........................................       2,356.0            89.3         2,445.3
Due after five years through ten years.......................................       3,642.4            59.8         3,702.2
Due after ten years..........................................................       6,725.9            33.7         6,759.6
                                                                               --------------  --------------  --------------
TOTAL........................................................................   $  12,889.0     $     207.9     $  13,096.9
                                                                               ==============  ==============  ==============


4. GOODWILL AND OTHER INTANGIBLE ASSETS

[begin italic] Effective January 1, 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting unit level at least annually. To test for impairments, we calculate the fair value of each reporting unit based on the sum of a multiple of revenue and the fair value of the unit's tangible net assets. We compare the calculated fair value to the recorded values and record an impairment, if warranted. [end italic]

Upon adoption of the new accounting standard, we recorded an after-tax cumulative effect charge of $10.3 million to reduce the carrying value of goodwill and other indefinite-lived intangible assets to fair value. This reduction was related to an international equity investment.


GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                      YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                     GROSS           NET             GROSS            NET
                                                                --------------  --------------   --------------  --------------

Goodwill.....................................................    $       5.8     $       4.5      $       5.8     $       4.5
Other........................................................            3.2             0.6              3.2             0.6
                                                                --------------  --------------   --------------  --------------
GOODWILL AND OTHER INTANGIBLE ASSETS.........................    $       9.0     $       5.1      $       9.0     $       5.1
                                                                ==============  ==============   ==============  ==============

During 2003, in a series of transactions with PFG Holdings, Inc. (PFG), we converted $5.5 million of convertible debentures with PFG and acquired additional common stock of PFG for $5.5 million. These transactions increased our ownership in PFG from 67% to 71% and generated additional goodwill of $2.0 million.

No amortization of intangible assets is expected over the next five years.

5. FINANCING ACTIVITIES

INDEBTEDNESS

[begin italic] We record indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we determine the fair value of indebtedness based on contractual cash flows discounted at market rates. [end italic]

INDEBTEDNESS:                                                                          AS OF DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                              2004                           2003
                                                                ------------------------------   ------------------------------
                                                                  CARRYING          FAIR           CARRYING          FAIR
                                                                    VALUE           VALUE            VALUE           VALUE
                                                                --------------  --------------   --------------  --------------

6.95% surplus notes..........................................    $      30.2     $      34.4      $     175.0     $     188.8
7.15% surplus notes..........................................          173.9           174.8             --              --
                                                                --------------  --------------   --------------  --------------
TOTAL INDEBTEDNESS...........................................    $     204.1     $     209.2      $     175.0     $     188.8
                                                                ==============  ==============   ==============  ==============

Our 6.95% and 7.15% surplus notes are due December 1, 2006 and December 15, 2034, respectively. The carrying value of the 2034 notes is net of $1.1 million of unamortized original issue discount. Interest payments are at an annual rate of 6.95% and 7.15%, respectively, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The 6.95% notes have no early redemption provisions. The 7.15% notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York insurance law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% notes and recognized an after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued the $175.0 million 7.15% notes.

On November 22, 2004, we entered into a new $150.0 million three-year, unsecured senior revolving credit facility to replace our prior $150.0 million credit facility that was to expire on December 20, 2004. The prior facility consisted of two tranches: a $112.5 million, 364-day revolving credit facility and a $37.5 million three-year revolving credit facility. Potential borrowers on the new credit line are The Phoenix Companies, Inc., Phoenix Investment Partners and Phoenix Life. The Phoenix Companies guarantees any loans under this new facility to Phoenix Life and Phoenix Investment Partners. Base rate loans will bear interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans will bear interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. The $25 million drawn by Phoenix Investment Partners on the prior facility was refinanced using this new facility at the Eurodollar rate.


INTEREST EXPENSE ON INDEBTEDNESS:                                                          YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

INTEREST EXPENSE INCURRED....................................................   $      12.8     $      12.2     $      12.2
                                                                               ==============  ==============  ==============
INTEREST PAID................................................................   $      12.6     $      12.2     $      12.2
                                                                               ==============  ==============  ==============


6. SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

[begin italic] Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered. [end italic]

7. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, we serve as the investment advisor to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the three in the table below. These eight collateralized obligation trusts are investment trusts with aggregate assets of $3.0 billion that are primarily invested in a variety of fixed income securities acquired from third parties. These collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties, as well as to our principal life insurance subsidiary's general account. Our asset management affiliates earned advisory fees of $8.0 million, $10.4 million and $7.9 million during the years ended December 31, 2004, 2003 and 2002, respectively. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our life insurance subsidiary's general account direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our life insurance subsidiary's direct investment in the eight collateralized obligation trusts is $79.9 million at December 31, 2004 ($30.9 million of which relates to trusts that are consolidated). Of that exposure, $54.7 million ($20.0 million of which relates to trust that are consolidated) relates to investment grade debt securities and loss of management fees.

We consolidated three collateralized obligation trusts as of December 31, 2004, 2003 and 2002. As of December 31, 2004, our direct investment in the three consolidated collateralized obligation trusts is $30.9 million ($20.0 million of which is an investment grade debt security). We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $3.4 million, $3.6 million and $2.6 million for the years ended December 31, 2004, 2003 and 2002, respectively, related to these three consolidated obligation trusts.

Five variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $1.6 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $49.0 million ($34.7 million of which are investment grade debt securities at December 31, 2004). We recognized investment advisory fee revenues related to the unconsolidated variable interest entities of $4.6 million, $6.8 million and $5.3 million for the years ended December 31, 2004, 2003 and 2002, respectively.


CONSOLIDATED VARIABLE INTEREST ENTITIES:                                                             AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I...............................................................................    $      94.4     $     148.8
Phoenix CDO II..............................................................................          294.5           332.6
Phoenix-Mistic 2002-1 CDO...................................................................          967.0           963.4
                                                                                               --------------  --------------
TOTAL.......................................................................................    $   1,355.9     $   1,444.8
                                                                                               ==============  ==============

NON-RECOURSE COLLATERALIZED OBLIGATIONS:
Phoenix CDO I (March 2011 maturity).........................................................    $     127.3     $     183.2
Phoenix CDO II (December 2012 mandatorily redeemable).......................................          329.4           375.6
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).........................................          898.5           913.2
                                                                                               --------------  --------------
TOTAL.......................................................................................    $   1,355.2     $   1,472.0
                                                                                               ==============  ==============

Assets pledged as collateral consist of available-for-sale debt and equity securities at fair value of $1,278.8 million and $1,350.0 million at December 31, 2004 and 2003, respectively. In addition, cash and accrued investment income of $77.1 million and $94.8 million are included in these amounts at December 31, 2004 and 2003, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $1,253.4 million and $1,344.2 million at December 31, 2004 and 2003, respectively, and non-recourse derivative cash flow hedge liabilities of $101.8 million (notional amount of $1,118.2 million with maturities of 2005-2013) and $127.7 million (notional amount of $1,211.3 million with maturities of 2005-2013) at December 31, 2004 and 2003, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $37.7 million and $22.3 million at December 31, 2004 and 2003, respectively.

[begin italic] Collateralized obligations for which Phoenix Investment Partners is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a significant amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse, to us, for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value and are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income. [end italic]

EFFECT OF CONSOLIDATION OF COLLATERALIZED OBLIGATION TRUSTS:                                 AS OF AND FOR THE
($ amounts in millions)                                                                   YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Decrease in net income or increase in net loss...............................   $     (12.9)    $      (2.4)    $     (26.3)
                                                                               ==============  ==============  ==============

Reduction to stockholders' equity............................................   $     (67.5)    $     (77.3)    $    (204.9)
                                                                               ==============  ==============  ==============

The above non-cash charges to earnings and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2014 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The FASB continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES                                    AS OF DECEMBER 31,
PLEDGED AS COLLATERAL:                                          ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE        COST          FAIR VALUE         COST
                                                                --------------  --------------   --------------  --------------

Debt securities pledged as collateral........................    $   1,276.9     $   1,159.9      $   1,348.8     $   1,238.6
Equity securities pledged as collateral......................            1.9             0.4              1.2             0.7
                                                                --------------  --------------   --------------  --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $   1,278.8     $   1,160.3      $   1,350.0     $   1,239.3
                                                                ==============  ==============   ==============  ==============


GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                                         AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:               --------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   -----------------------------
                                                                     GAINS          LOSSES            GAINS          LOSSES
                                                                --------------  --------------   --------------  --------------

Debt securities pledged as collateral........................    $     131.3     $     (14.3)     $     138.5     $     (28.3)
Equity securities pledged as collateral......................            1.6            (0.1)             0.7            (0.2)
                                                                --------------  --------------   --------------  --------------
TOTAL........................................................    $     132.9     $     (14.4)     $     139.2     $     (28.5)
                                                                ==============  ==============   ==============  ==============
NET UNREALIZED GAINS.........................................    $     118.5                      $     110.7
                                                                ==============                   ==============


AGING OF TEMPORARILY IMPAIRED                                              AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES PLEDGED           ------------------------------------------------------------------------------------
AS COLLATERAL:                                   LESS THAN 12 MONTHS        GREATER THAN 12 MONTHS              TOTAL
($ amounts in millions)                      --------------------------   --------------------------   --------------------------
                                                 FAIR       UNREALIZED        FAIR       UNREALIZED       FAIR        UNREALIZED
                                                 VALUE        LOSSES          VALUE        LOSSES         VALUE         LOSSES
                                             ------------  ------------   ------------  ------------   ------------  ------------

Corporate..................................   $     16.2    $     (0.2)    $     25.2    $     (4.0)    $     41.4    $     (4.2)
Mortgage-backed............................         --            --             23.9          (8.3)          23.9          (8.3)
Other asset-backed.........................         --            --             21.0          (1.8)          21.0          (1.8)
                                             ------------  ------------   ------------  ------------   ------------  ------------
DEBT SECURITIES............................   $     16.2    $     (0.2)    $     70.1    $    (14.1)    $     86.3    $    (14.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --            --             --            (0.1)          --            (0.1)
                                             ------------  ------------   ------------  ------------   ------------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     16.2    $     (0.2)    $     70.1    $    (14.2)    $     86.3    $    (14.4)
                                             ============  ============   ============  ============   ============  ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $14.3 million at December 31, 2004. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $7.8 million at December 31, 2004. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2004.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                2004
($ amounts in millions)                                                                                           COST
                                                                                                              --------------

Due in one year or less.....................................................................................   $      20.7
Due after one year through five years.......................................................................         294.3
Due after five years through ten years......................................................................         689.8
Due after ten years.........................................................................................         155.1
                                                                                                              --------------
TOTAL DEBT SECURITIES.......................................................................................   $   1,159.9
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2004 and 2003 is ($0.7) million and $0.0 million, respectively. See Note 7 to our consolidated financial statements for information on realized investment losses related to these CDOs.

8. INCOME TAXES

[begin italic] We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such benefits to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return. [end italic]

ALLOCATION OF INCOME TAXES:                                                                YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $     (12.5)    $       1.5     $     (14.3)
  Deferred...................................................................          72.2             2.4            (3.7)
                                                                               --------------  --------------  --------------
  Continuing operations......................................................          59.7             3.9           (18.0)
  Equity in earnings of affiliates...........................................          (6.8)           (0.2)            2.6
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................          52.9             3.7           (15.4)
Other comprehensive income...................................................         (14.0)           (2.4)           (6.0)
                                                                               --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS)..................................................   $      38.9     $       1.3     $     (21.4)
                                                                               ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)................................................   $       6.0     $       1.3     $      (2.2)
                                                                               ==============  ==============  ==============


EFFECTIVE INCOME TAX RATE:                                                                 YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Income (loss) from continuing operations before income taxes
  and minority interest......................................................   $     194.0     $      41.1     $     (33.0)
                                                                               --------------  --------------  --------------
Income taxes (benefit) at statutory rate of 35.0%............................          67.9            14.4           (11.6)
Tax-advantaged investment income.............................................         (10.8)           (6.9)          (12.6)
Tax interest recoveries......................................................          --              (1.1)           --
Realized losses on available-for-sale securities pledged as collateral.......           4.5             0.9             9.2
Other, net...................................................................          (1.9)           (3.4)           (3.0)
                                                                               --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS...................   $      59.7     $       3.9     $     (18.0)
                                                                               ==============  ==============  ==============

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                      YEAR ENDED
($ amounts in millions)                                                                                 DECEMBER 31,
                                                                                               ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     214.1     $     215.2
Unearned premiums / deferred revenues.......................................................          118.1           125.1
Employee benefits...........................................................................           73.0            74.0
Intangible assets...........................................................................            2.6             2.7
Net operating loss carryover benefits.......................................................           29.9            39.3
Low income housing tax credit carryover benefits............................................           12.3            12.3
Foreign tax credits carryover benefits......................................................            0.1             0.1
Valuation allowance.........................................................................           (1.1)           (1.7)
Other.......................................................................................            6.1             1.0
                                                                                               --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          455.1           468.0
                                                                                               --------------  --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (335.6)         (316.1)
Investments.................................................................................         (133.2)         (114.9)
Other.......................................................................................           (7.8)           (6.8)
                                                                                               --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (476.6)         (437.8)
                                                                                               --------------  --------------
DEFERRED INCOME TAX ASSETS (LIABILITIES)....................................................    $     (21.5)    $      30.2
                                                                                               ==============  ==============

We have elected to file a consolidated federal income tax return for 2004 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2004, we had deferred tax assets related to net operating losses of $28.8 million for federal income tax purposes and $1.1 million for state income tax purposes. The deferred tax assets related to the federal net operating losses are scheduled to expire as follows: $21.4 million in 2017, $4.4 million in 2018 and $3.0 million in 2023. The deferred tax assets related to the state net operating losses relate to the non-life subgroup and are scheduled to expire between 2020 and 2023. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, a $1.1 million and a $1.7 million valuation allowance has been established at the end of 2004 and 2003, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2004, the deferred income tax assets of $12.3 million related to low income housing tax credits are expected to expire as follows: $4.1 million in 2022, $4.1 million in 2023 and $4.1 million in 2024.

As of December 31, 2004, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2004 and 2003 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution. Tax-advantaged investment income for 2004 includes a $5.7 million benefit related to the favorable resolution of certain tax matters with the IRS.

9. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

[begin italic] We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this forgiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002. [end italic]

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                                YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.75%           6.00%           6.50%
Future compensation increase rate............................................       4.00%           3.50%           3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%           8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%           5.00%
Future health care cost increase rate, age 64 and younger....................       8.50%           9.25%          10.00%
Future health care cost increase rate, age 65 and older......................      10.50%          11.25%          12.00%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       6.00%           6.50%           7.00%
Future compensation increase rate............................................       3.50%           3.50%           4.00%
Pension plan assets long-term rate of return.................................       8.50%           8.50%           9.00%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%           5.00%
Future health care cost increase rate, age 64 and younger....................       9.25%          10.00%           5.50%
Future health care cost increase rate, age 65 and older......................      11.25%          12.00%           5.50%


CHANGES IN PENSION PLANS' ASSETS AND                                                YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  ---------------------------------------------------------------
($ amounts in millions)                                                 EMPLOYEE PLAN                  SUPPLEMENTAL PLAN
                                                                ------------------------------   ------------------------------
                                                                     2004            2003             2004            2003
                                                                --------------  --------------   --------------  --------------

PLANS' ASSETS
Plan assets' actual gain (loss)..............................    $      44.3     $      66.4      $      --       $      --
Employer contributions.......................................            8.9            --                5.7             5.1
Participant benefit payments.................................          (25.7)          (25.2)            (5.7)           (5.1)
                                                                --------------  --------------   --------------  --------------
Change in plan assets........................................           27.5            41.2             --              --
Plan assets, beginning of year...............................          368.9           327.7             --              --
                                                                --------------  --------------   --------------  --------------
PLANS' ASSETS, END OF YEAR...................................    $     396.4     $     368.9      $      --       $      --
                                                                ==============  ==============   ==============  ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (36.1)    $     (37.1)     $      (7.0)    $      (8.4)
Actuarial gain (loss)........................................          (35.5)          (39.9)           (11.2)            7.6
Curtailment gain (loss)......................................            7.5             1.3              2.7            (2.2)
Participant benefit payments.................................           25.7            25.2              5.7             5.1
                                                                --------------  --------------   --------------  --------------
Change in projected benefit obligation.......................          (38.4)          (50.5)            (9.8)            2.1
Projected benefit obligation, beginning of year..............         (460.6)         (410.1)          (124.8)         (126.9)
                                                                --------------  --------------   --------------  --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (499.0)    $    (460.6)     $    (134.6)    $    (124.8)
                                                                ==============  ==============   ==============  ==============


FUNDED STATUS OF PENSION PLANS:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                         EMPLOYEE PLAN                 SUPPLEMENTAL PLAN
                                                                ------------------------------   ------------------------------
                                                                     2004            2003             2004            2003
                                                                --------------  --------------   --------------  --------------

Excess of accrued pension benefit cost over amount
  contributed to plan........................................    $     (37.0)    $     (38.3)     $     (86.0)    $     (82.0)
Excess of accumulated benefit  obligation over plan assets...          (41.2)          (27.4)           (40.6)          (30.9)
                                                                --------------  --------------   --------------  --------------
Accrued benefit obligation in other liabilities..............          (78.2)          (65.7)          (126.6)         (112.9)
Intangible asset.............................................            8.0            11.0             --              --
Minimum pension liability adjustment in accumulated
  other comprehensive income.................................           33.2            16.4             40.6            30.9
                                                                --------------  --------------   --------------  --------------
Funding status recognized in balance sheet...................          (37.0)          (38.3)           (86.0)          (82.0)
                                                                --------------  --------------   --------------  --------------
Net unamortized loss.........................................          (57.6)          (44.8)           (52.6)          (47.6)
Unamortized prior service (cost) credit......................           (8.0)          (11.0)             4.0             4.8
Net unamortized transition asset.............................           --               2.4             --              --
                                                                --------------  --------------   --------------  --------------
Funding status unrecognized in balance sheet.................          (65.6)          (53.4)           (48.6)          (42.8)
                                                                --------------  --------------   --------------  --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS,
  END OF YEAR................................................    $    (102.6)    $     (91.7)     $    (134.6)    $    (124.8)
                                                                ==============  ==============   ==============  ==============

The Phoenix Companies expects to contribute $43.3 million to the employee pension plan through 2009, including $6.5 million during 2005.


FUNDED STATUS OF OTHER POSTRETIREMENT BENEFIT PLANS:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------

Accrued benefit obligation included in other liabilities....................................    $     (88.0)    $    (100.5)
                                                                                               --------------  --------------
Net unamortized gain........................................................................           10.3             6.3
Unamortized prior service (costs) credits...................................................            7.4            15.5
                                                                                               --------------  --------------
Funding status unrecognized in balance sheet................................................           17.7            21.8
                                                                                               --------------  --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR............................    $     (70.3)    $     (78.7)
                                                                                               ==============  ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded a non-recurring expense of $31.8 million ($20.7 million after income taxes), $5.2 million ($3.2 million after income taxes) and $30.5 million ($20.1 million after income taxes) in 2004, 2003 and 2002, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services. Reserves for management restructuring agreements are not material to our consolidated financial statements at December 31, 2004 and 2003.

10. OTHER COMPREHENSIVE INCOME

[begin italic] We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income. We also consider unrealized foreign currency losses when evaluating investments for impairment. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately. [end italic]

SOURCES OF OTHER COMPREHENSIVE INCOME:                                      YEAR ENDED DECEMBER 31,
($ amounts in millions)                      --------------------------------------------------------------------------------------
                                                         2004                         2003                         2002
                                             ---------------------------   --------------------------   ---------------------------
                                                 GROSS          NET           GROSS          NET           GROSS           NET
                                             ------------  -------------   ------------  ------------   ------------  -------------

Unrealized gains (losses) on
  investments.............................    $     23.9    $     17.2      $    140.9    $    164.5     $    609.1    $    108.3
Net realized investment losses on
  available-for-sale securities included
  in net income...........................         (43.0)        (22.4)         (113.4)        (73.7)        (140.7)        (91.4)
                                             ------------  -------------   ------------  ------------   ------------  -------------
Net unrealized investment gains...........         (19.1)         (5.2)           27.5          90.8          468.4          16.9
Net unrealized foreign currency
  translation adjustment .................          (4.6)         (0.6)           11.9           8.2            7.1           1.2
Net unrealized derivative instruments
  gains (losses)..........................          13.1          13.3            35.9          36.6         (128.0)       (129.9)
                                             ------------  -------------   ------------  ------------   ------------  -------------
Other comprehensive income (loss).........         (10.6)   $      7.5            75.3    $    135.6          347.5    $   (111.8)
                                             ------------  =============   ------------  ============   ------------  =============
Applicable policyholder dividend
  obligation..............................           3.6                         (45.5)                       369.4
Applicable deferred policy acquisition
  cost amortization.......................          (7.7)                        (12.4)                        95.9
Applicable deferred income taxes
  (benefit)...............................         (14.0)                         (2.4)                        (6.0)
                                             --------------                -------------                -------------
Offsets to other comprehensive income.....         (18.1)                        (60.3)                       459.3
                                             --------------                -------------                -------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $      7.5                    $    135.6                   $   (111.8)
                                             ==============                =============                =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                       AS OF DECEMBER 31,
($ amounts in millions)                                                 -------------------------------------------------------
                                                                                   2004                         2003
                                                                        --------------------------   --------------------------
                                                                            GROSS         NET            GROSS         NET
                                                                        ------------  ------------   ------------  ------------

Unrealized gains on investments....................................      $    718.9    $    152.7     $    738.0    $    157.9
Unrealized foreign currency translation adjustment.................             5.7           3.2           10.3           3.8
Unrealized losses on derivative instruments........................          (123.2)       (107.4)        (136.3)       (120.7)
                                                                        ------------  ------------   ------------  -------------
Accumulated other comprehensive income.............................           601.4    $     48.5          612.0    $     41.0
                                                                        ------------  ============   ------------  =============
Applicable policyholder dividend obligation........................           436.3                        432.7
Applicable deferred policy acquisition costs.......................            86.4                         94.1
Applicable deferred income taxes...................................            30.2                         44.2
                                                                        -------------                -------------
Offsets to accumulated other comprehensive income..................           552.9                        571.0
                                                                        -------------                -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME.............................      $     48.5                   $     41.0
                                                                        =============                =============


11. DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. See Note 16 for further information regarding our discontinued reinsurance and group life and health operations.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.

12. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

[begin italic] We recognize all derivative instruments on the balance sheet at fair value. Generally, we designate each derivative according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred. [end italic]


DERIVATIVE INSTRUMENTS HELD IN                                                              AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                         --------------------------------------------------------
($ amounts in millions)                                                             2004                        2003
                                                                         --------------------------   ---------------------------
                                               NOTIONAL
                                                AMOUNT        MATURITY       ASSET      LIABILITY         ASSET       LIABILITY
                                             -------------  -----------  ------------  ------------   -------------  ------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30       2007       $       2.8   $      --      $       4.5    $     --
    Non-hedging derivative instruments....           360       2007              16.5          14.0           25.1          21.7
Other.....................................            50     2004-2008            0.1          --              0.4          --
                                             -------------               ------------  ------------   -------------  ------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      440                  $      19.4   $      14.0    $      30.0    $     21.7
                                             =============               ============  ============   =============  ============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2004, 2003 and 2002. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $19.4 million as of December 31, 2004. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS
CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                          AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          ---------------------------------------------------------------
($ amounts in millions)                                                       2004                            2003
                                                                ------------------------------   ------------------------------
                                                                    CARRYING         FAIR           CARRYING         FAIR
                                                                     VALUE           VALUE            VALUE          VALUE
                                                                --------------  --------------   --------------  --------------

Cash and cash equivalents....................................    $     324.0     $     324.0      $     382.7     $     382.7
Debt securities (Note 3).....................................       13,473.6        13,473.6         13,268.8        13,268.8
Available-for-sale equity securities (Note 3)................          160.2           160.2            184.0           184.0
Trading equity securities....................................           87.3            87.3             --              --
Mortgage loans (Note 3)......................................          207.9           220.4            284.1           301.4
Debt and equity securities pledged as collateral (Note 7)....        1,278.8         1,278.8          1,350.0         1,350.0
Derivative financial instruments.............................           19.4            19.4             30.0            30.0
Policy loans (Note 3)........................................        2,196.7         2,318.0          2,241.4         2,370.0
                                                                --------------  --------------   --------------  --------------
FINANCIAL ASSETS.............................................    $  17,747.9     $  17,881.7      $  17,741.0     $  17,886.9
                                                                ==============  ==============   ==============  ==============

Investment contracts (Note 2)................................    $   3,492.4     $   3,510.8      $   3,642.7     $   3,680.8
Non-recourse collateralized obligations (Note 7).............        1,355.2         1,355.9          1,472.0         1,444.8
Indebtedness (Note 5)........................................          204.1           209.2            175.0           188.8
Derivative financial instruments.............................           14.0            14.0             21.7            21.7
                                                                --------------  --------------   --------------  --------------
FINANCIAL LIABILITIES........................................    $   5,065.7     $   5,089.9      $   5,311.4     $   5,336.1
                                                                ==============  ==============   ==============  ==============


13. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS


STATUTORY FINANCIAL DATA:                                                              AS OF AND FOR THE YEARS ENDED
($ amounts in millions)                                                                         DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003           2002
                                                                               --------------  --------------  --------------

Statutory capital, surplus, and surplus notes................................   $     814.6     $     762.9     $     861.0
Asset valuation reserve (AVR)................................................         213.6           198.6           147.0
                                                                               --------------  --------------  --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,028.2     $     961.5     $   1,008.0
                                                                               ==============  ==============  ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $      35.1     $      69.7     $      44.5
                                                                               ==============  ==============  ==============
STATUTORY NET INCOME.........................................................   $      47.1     $      21.5     $       7.5
                                                                               ==============  ==============  ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2004 and 2003.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $69.7 million in 2004 and is able to pay $35.1 million in dividends in 2005 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $35.1 million in 2005, would be subject to the discretion of the New York Superintendent of Insurance.

14. PREMISES AND EQUIPMENT

[begin italic] Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases. [end italic]

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                               AS OF DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                             2004                             2003
                                                                ------------------------------   ------------------------------
                                                                                    CARRYING                        CARRYING
                                                                     COST            VALUE            COST            VALUE
                                                                --------------  --------------   --------------  --------------

Real estate..................................................    $     116.0     $      45.7      $     148.8     $      63.5
Equipment....................................................          168.7            23.6            154.8            31.8
                                                                --------------  --------------   --------------  --------------
Premises and equipment cost and carrying value...............          284.7     $      69.3            303.6     $      95.3
                                                                                ==============                   ==============
Accumulated depreciation and amortization....................         (215.4)                          (208.3)
                                                                --------------                   --------------
PREMISES AND EQUIPMENT.......................................    $      69.3                      $      95.3
                                                                ==============                   ==============

Depreciation and amortization expense for premises and equipment for 2004, 2003 and 2002 totaled $11.3 million, $16.2 million and $15.7 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $6.7 million, $11.7 million and $12.7 million in 2004, 2003 and 2002, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $10.1 million as of December 31, 2004, payable as follows: 2004, $3.6 million; 2005, $3.2 million; 2006, $2.4 million; 2007, $0.8 million; and 2008, $0.1 million.

15. RELATED PARTY TRANSACTIONS

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $8.2 million, $8.2 million and $8.2 million for 2004, 2003 and 2002, respectively. Amounts payable to the affiliated investment advisors were $1.1 million and $1.5 million, as of December 31, 2004 and 2003, respectively. Variable product separate accounts fees were $3.2 million, $2.6 million and $5.3 million for 2004, 2003 and 2002, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 3%, 3% and 4% for the years ended December 31, 2004, 2003 and 2002, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $51.8 million for 2004 and $51.9 million for 2003. Amounts payable to PEPCO were $6.0 million and $5.5 million, as of December 31, 2004 and 2003, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than five percent of The Phoenix Companies' outstanding common stock. In 2004 and 2003, our subsidiaries incurred $32.4 million and $25.8 million, respectively, as compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees.

16. CONTINGENT LIABILITIES

In addition to the matters discussed below, we are, in the normal cause of business, involved in litigation both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, employer, investment advisor, investor or taxpayer. In addition, various regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws and laws governing the activities of broker-dealers. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows.

Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including late-trading and valuation issues. The Phoenix Companies' mutual funds, which we offer through the separate accounts associated with certain of our variable life insurance policies and variable annuity products, entitle us to impose restrictions on frequent exchanges and trades in the mutual funds and on transfers between sub-accounts and variable products. We, like many others in the financial services industry, have received requests for information from the SEC and state authorities, in each case requesting documentation and other information regarding various mutual fund regulatory issues. We continue to cooperate fully with these regulatory agencies in responding to these requests. In addition, representatives from the SEC's Office of Compliance, Inspections and Examinations are conducting compliance examinations of our mutual fund, variable annuity and mutual fund transfer agent operations.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue an action against us in the future.

These types of lawsuits and regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts. We also purchased aggregate excess-of-loss reinsurance to further protect us from unfavorable results from this discontinued business. On February 7, 2005 we notified the aggregate excess-of-loss reinsurer that we were exercising our option to commute this contract. The commutation will be effective during the second quarter of 2005. The effect of the commutation will not be material to our consolidated financial statements.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our aggregate excess-of-loss reinsurance, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including coverage available from our aggregate excess-of-loss reinsurance and reserves for amounts recoverable from retrocessionaires, were $110.0 million as of December 31, 2004. Our total amounts recoverable from retrocessionaires related to paid losses were $60.0 million as of December 31, 2004. We did not recognize any gains or losses related to our discontinued group accident and health reinsurance business during the years ended December 31, 2004, 2003 and 2002, respectively.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, as well as the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers), the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material effect on our financial position.

Additional information with respect to our group accident and health reinsurance run-off exposures follows:

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and two other facilities (Unicover facilities), which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we were involved in several proceedings in which the pool members asserted that they could deny coverage to certain insurers that claimed that they purchased reinsurance coverage from the pool. Those matters were settled. Also, the pool members were involved in proceedings arising from business ceded to the London market. Those proceedings were settled.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. In October 2002, the arbitration panel issued its decision that the agreement by which we provided retrocessional reinsurance to the pool was valid only to the extent of business bound or renewed to that agreement on or before August 31, 1998. This decision had the effect of granting us a substantial discount on our potential liabilities, because most of the business was bound or renewed to the agreement after August 31, 1998. In a clarification dated January 4, 2003, the arbitration panel confirmed its decision. Subsequently, billing disputes have arisen between certain pool members and the retrocessionaires, including us, concerning certain losses ceded to the retrocession agreements. A significant portion of our remaining potential liabilities as a retrocessionaire of the Unicover pool has been recovered from certain of our retrocessionaires, and additional amounts may be recovered from one other retrocessionaire, as discussed below under "Related Proceedings."

In one of the Unicover facilities' settlements, the Reliance facility settlement of January 2000, we paid a settlement amount of $97.9 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $38.8 million of the amount we paid under the settlement. A significant portion of the remainder of the settlement payment may be recovered from one other retrocessionaire, as discussed below under "Related Proceedings."

In the other Unicover facilities' settlement, the Lincoln facility settlement of March 2000, we paid a settlement amount of $11.6 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $6.0 million of the amount we paid under the settlement.

The amounts paid and the results achieved in the above settlements and arbitration decision were consistent with the amounts previously reflected in our consolidated financial statements.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. We have been involved in disputes with certain of our own retrocessionaires who had sought on various grounds to avoid paying any amounts to us. Most of those disputes, as described below, have been resolved.

Currently, we remain involved in a London arbitration proceeding with one of those retrocessionaires. The arbitration concerns an agreement under which the retrocessionaire reinsures us for up to $45 thousand per loss in excess of a $5 thousand retention. In June 2003, the arbitration panel issued its decision, which upheld in all material respects the retrocessional obligations to us. The retrocessionaire appealed the arbitration decision only with respect to the Unicover business. We received a favorable decision from the Court of Appeal in December 2004. The retrocessionaire submitted a request to the House of Lords to review the decision. Two other disputes with this retrocessionaire were settled in March 2004 and did not have a material effect on our reinsurance recoverable balances. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $45.0 million, subject to further development.

A dispute with another retrocessionaire was the subject of arbitration proceedings that we initiated in December 2003. The purpose of the arbitration proceedings was to confirm the validity and enforce the terms of the retrocessional contracts. In December 2004, we settled the dispute and discontinued the arbitration proceedings. The amount received and the results achieved in the settlement were consistent with the amounts previously reflected in our consolidated financial statements. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire was $0.0 million.

A dispute with a third retrocessionaire, which sought to avoid an excess-of-loss retrocession agreement, a surplus share retrocession agreement and a quota share retrocession agreement, was the subject of an arbitration in November 2003. In December 2003, the arbitration panel issued its interim decision, which is confidential. The financial implications of the interim decision are consistent with our current financial provisions. Since then, this retrocessionaire has paid $8.0 million to bring the account current. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $0.0 million, subject to further development. In June 2004 the arbitration panel relinquished its jurisdiction.

Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our remaining retrocessionaires disputes and successfully avoids its obligations. At this stage, we cannot estimate the amount at risk related to these potential disputes with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and business not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the London reinsurance market in which we participated from 1994 to 1997. These disputes involve multiple layers of reinsurance and allegations that the reinsurance programs created by the brokers involved in placing those layers were interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, we and many of these companies have participated in negotiations that have resulted in settlements of disputes relating to the

1994 and 1995 contract years. The amounts paid and the results achieved in the 1994 and 1995 contract year settlements are consistent with the amounts previously reflected in our consolidated financial statements. Although we are vigorously defending our contractual rights in respect of the 1996 and 1997 contract year disputes, we remain actively involved in attempts to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the remaining amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). However, it is our opinion based on current information that amounts included in our reserves as of December 31, 2004 are adequate with respect to the 1996 and 1997 contract year disputes.

                                                                    [VERSION D]

                            PHOENIX SPECTRUM EDGE(R)

         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHOENIX LIFE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT
                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                      PHOENIX LIFE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06102                                          PO Box 8027
                                                Boston, Massachusetts 02266-8027


                                   May 1, 2005

    This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2005. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Phoenix Life Insurance Company...........................................   2

Underwriter..............................................................   2

Performance History......................................................   2

Calculation of Yield and Return..........................................   9

Calculation of Annuity Payments .........................................  10

Experts .................................................................  11

Separate Account Financial Statements................................... SA-1

Company Financial Statements............................................. F-1

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06102-5056. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


UNDERWRITER
--------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of Phoenix, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its average annual total return, it usually will be calculated for one, five and ten years or since inception if the subaccount has not been in existence for at least 10 years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for premium taxes (which vary by state).

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.


   AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004 FOR CONTRACTS WITH DEATH BENEFIT OPTION 1
------------------------------------------------------------------------------------------------------------------

                                                                                                    SINCE
                    SUBACCOUNT                        INCEPTION*      1YR        5YR      10YR    INCEPTION
------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  5/1/1990     13.04%      -4.56%    6.41%      5.97%
------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                             12/20/1999    -3.35%     -11.19%             -10.21%
------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                 8/12/2002     -5.42%                          18.19%
------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series      7/14/1997      2.21%      -5.50%               3.03%
------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    5/1/1995     26.79%      22.14%              15.73%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                12/31/1982    -2.60%     -13.34%    3.69%     10.53%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series              3/2/1998      2.84%      -3.08%               2.79%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series              8/15/2000      2.07%                          -9.28%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          9/17/1984     -0.14%       1.38%    8.07%      9.62%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                   3/2/1998      5.26%       1.69%               6.06%
------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   10/8/1982     -6.71%       0.77%    2.60%      4.17%
------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      12/31/1982    -0.75%       7.04%    7.75%      8.26%
------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series    6/2/2003     -2.24%                           0.66%
------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                 8/12/2002     -2.32%                           5.30%
------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series          8/12/2002     17.89%                          16.46%
------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series     8/12/2002      8.17%                          13.56%
------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        12/20/1999    -2.90%      -1.76%              -0.96%
------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series           8/15/2000      2.41%                         -19.10%
------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         3/2/1998     12.67%      15.74%               7.35%
------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      11/20/2000    14.91%                          16.38%
------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   3/2/1998     -0.87%      -6.30%               3.73%
------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                 1/29/1996     -2.14%     -11.23%               5.27%
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    3/30/2001     -0.96%                          -1.71%
------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid-Cap Core Equity Fund                     12/1/2004                                     -4.64%
------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                          3/30/2001     -1.81%                          -4.57%
------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio              6/5/2000      0.58%                         -11.53%
------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II      7/15/1999     -3.95%       4.84%               4.47%
------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    7/15/1999      2.83%       3.02%               2.51%
------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                            6/5/2000      7.65%                           0.37%
------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                     6/5/2000     -0.53%                          -6.63%
------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                   6/5/2000     -4.29%                          -9.85%
------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                 5/1/2000      4.98%                           6.90%
------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund             5/1/1997     10.81%      -0.88%               4.54%
------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund              5/1/2000      8.33%                           4.05%
------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series              4/29/2005       N/A
------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                              4/15/2005       N/A
------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                           4/15/2005       N/A
------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                               4/15/2005       N/A
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                         6/2/2003     -17.32%                         -7.84%
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         6/2/2003      6.95%                          19.36%
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund              6/2/2003      3.08%                          12.68%
------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                 7/15/1999     11.34%      -6.55%              -2.98%
------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                     10/29/2001     2.96%                           2.85%
------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                  12/20/1999    -8.96%     -23.52%             -22.11%
------------------------------------------------------------------------------------------------------------------
Wanger International Select                            2/1/1999     16.55%      -0.36%              10.71%
------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         5/1/1995     22.42%      -2.84%              15.16%
------------------------------------------------------------------------------------------------------------------
Wanger Select                                          2/1/1999     11.58%       9.76%              13.71%
------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          5/1/1995     10.61%       5.87%              15.04%
------------------------------------------------------------------------------------------------------------------

 *The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

   AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004 FOR CONTRACTS WITH DEATH BENEFIT OPTION 2
------------------------------------------------------------------------------------------------------------------

                    SUBACCOUNT                        INCEPTION*      1YR        5YR      10YR      SINCE
                                                                                                  INCEPTION
------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  5/1/1990     12.86%      -4.70%    6.25%      5.81%
------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                             12/20/1999    -3.51%     -11.32%             -10.34%
------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                 8/12/2002     -5.57%                          18.00%
------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series      7/14/1997      2.05%      -5.64%               2.88%
------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    5/1/1995     26.59%      21.95%              15.56%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                12/31/1982    -2.76%     -13.47%    3.53%     10.37%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series              3/2/1998      2.68%      -3.22%               2.63%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series              8/15/2000      1.91%                          -9.42%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          9/17/1984     -0.30%       1.22%    7.90%      9.46%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                   3/2/1998      5.09%       1.53%               5.90%
------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   10/8/1982     -6.85%       0.62%    2.45%      4.02%
------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      12/31/1982    -0.92%       6.88%    7.58%      8.10%
------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series    6/2/2003     -2.40%                           0.50%
------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                 8/12/2002     -2.48%                           5.13%
------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series          8/12/2002     17.70%                          16.28%
------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series     8/12/2002      7.99%                          13.38%
------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        12/20/1999    -3.05%      -1.91%              -1.11%
------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series           8/15/2000      2.25%                         -19.22%
------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         3/2/1998     12.48%      15.56%               7.19%
------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      11/20/2000    14.72%                          16.20%
------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   3/2/1998     -1.03%      -6.45%               3.57%
------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                 1/29/1996     -2.30%     -11.36%               5.11%
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    3/30/2001     -1.12%                          -1.86%
------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid-Cap Core Equity Fund                     12/1/2004                                     -4.65%
------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                          3/30/2001     -1.97%                          -4.72%
------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio              6/5/2000      0.42%                         -11.67%
------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II      7/15/1999     -4.10%       4.68%               4.31%
------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    7/15/1999      2.66%       2.86%               2.35%
------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                            6/5/2000      7.48%                           0.21%
------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                     6/5/2000     -0.70%                          -6.77%
------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                   6/5/2000     -4.44%                          -9.99%
------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                 5/1/2000      4.81%                           6.74%
------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund             5/1/1997     10.63%      -1.03%               4.38%
------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund              5/1/2000      8.16%                           3.89%
------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series              4/29/2005       N/A
------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                              4/15/2005       N/A
------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                           4/15/2005       N/A
------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                               4/15/2005       N/A
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                         6/2/2003     -17.45%                         -7.98%
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         6/2/2003      6.77%                          19.18%
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund              6/2/2003      2.91%                          12.50%
------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                 7/15/1999     11.16%      -6.69%              -3.13%
------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                     10/29/2001     2.79%                           2.68%
------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                  12/20/1999    -9.10%     -23.63%             -22.23%
------------------------------------------------------------------------------------------------------------------
Wanger International Select                            2/1/1999     16.37%      -0.52%              10.54%
------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         5/1/1995     22.23%      -2.99%              14.98%
------------------------------------------------------------------------------------------------------------------
Wanger Select                                          2/1/1999     11.40%       9.59%              13.53%
------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          5/1/1995     10.44%       5.70%              14.87%
------------------------------------------------------------------------------------------------------------------

 *The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)



 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004 FOR CONTRACTS WITH DEATH BENEFIT OPTION 3
--------------------------------------------------------------------------------------------------------------

                                                                                                    SINCE
                    SUBACCOUNT                        INCEPTION*      1YR       5YR      10YR     INCEPTION
--------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  5/1/1990      12.68%    -4.85%    6.09%      5.65%
--------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                             12/20/1999     -3.67%    -11.46%             -10.48%
--------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                 8/12/2002      -5.73%                         17.82%
--------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series      7/14/1997      1.88%     -5.79%               2.72%
--------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    5/1/1995      26.39%    21.76%               15.38%
--------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                12/31/1982     -2.91%    -13.61%   3.37%      10.20%
--------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series              3/2/1998      2.51%     -3.37%               2.47%
--------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series              8/15/2000      1.74%                          -9.56%
--------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          9/17/1984      -0.46%     1.06%    7.74%      9.29%
--------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                   3/2/1998      4.92%      1.37%               5.74%
--------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   10/8/1982      -6.99%     0.46%    2.29%      3.86%
--------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      12/31/1982     -1.08%     6.71%    7.42%      7.94%
--------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series    6/2/2003      -2.56%                         0.34%
--------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                 8/12/2002      -2.63%                         4.96%
--------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series          8/12/2002      17.51%                         16.10%
--------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series     8/12/2002      7.82%                          13.20%
--------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        12/20/1999     -3.21%    -2.06%               -1.26%
--------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series           8/15/2000      2.08%                         -19.35%
--------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         3/2/1998      12.30%    15.38%               7.03%
--------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      11/20/2000     14.54%                         16.02%
--------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   3/2/1998      -1.19%    -6.59%               3.41%
--------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                 1/29/1996      -2.46%    -11.50%              4.95%
--------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    3/30/2001      -1.28%                         -2.01%
--------------------------------------------------------------------------------------------------------------
AIM V.I. Mid-Cap Core Equity Fund                     12/1/2004                                     -4.66%
--------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                          3/30/2001      -2.12%                         -4.86%
--------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio              6/5/2000      0.26%                         -11.80%
--------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II      7/15/1999      -4.26%     4.52%               4.15%
--------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    7/15/1999      2.50%      2.70%               2.19%
--------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                            6/5/2000      7.31%                          0.06%
--------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                     6/5/2000      -0.86%                         -6.91%
--------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                   6/5/2000      -4.60%                        -10.12%
--------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                 5/1/2000      4.64%                          6.57%
--------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund             5/1/1997      10.45%    -1.18%               4.22%
--------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund              5/1/2000      7.99%                          3.73%
--------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series              4/29/2005       N/A
--------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                              4/15/2005       N/A
--------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                           4/15/2005       N/A
--------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                               4/15/2005       N/A
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                         6/2/2003     -17.58%                         -8.12%
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         6/2/2003      6.60%                          18.99%
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund              6/2/2003      2.75%                          12.33%
--------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                 7/15/1999      10.98%    -6.83%               -3.28%
--------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                     10/29/2001     2.63%                          2.52%
--------------------------------------------------------------------------------------------------------------
Technology Portfolio                                  12/20/1999     -9.24%    -23.75%             -22.35%
--------------------------------------------------------------------------------------------------------------
Wanger International Select                            2/1/1999      16.18%    -0.67%               10.37%
--------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         5/1/1995      22.03%    -3.14%               14.81%
--------------------------------------------------------------------------------------------------------------
Wanger Select                                          2/1/1999      11.22%     9.43%               13.36%
--------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          5/1/1995      10.26%     5.54%               14.70%
--------------------------------------------------------------------------------------------------------------

 *The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)



                                  ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1
------------------------------------------------------------------------------------------------------------------------------------

                  SUBACCOUNT                    1995     1996     1997     1998    1999     2000    2001     2002     2003    2004
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series          8.40%   17.36%   10.83%   26.54%  28.10%  -16.74%  -24.89%  -15.74%  30.42%  19.46%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Growth Series                                                                -12.14%  -24.69%  -29.62%  19.50%   3.06%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alger Small-Cap Growth Series                                                                               51.70%   1.00%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Enhanced Index                                30.25%  17.53%  -12.44%  -12.88%  -24.53%  24.84%   8.63%
 Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities           31.66%   20.73%  -22.07%   3.64%   29.37%   5.44%   10.85%   36.75%  33.21%
 Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series         29.47%  11.35%   19.77%   28.60%  28.27%  -18.69%  -35.31%  -25.64%  25.10%   3.82%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Growth and Income Series                                        15.74%   -7.63%  -9.18%   -23.37%  26.06%   9.26%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small-Cap Growth Series                                                          -27.54%  -29.59%  44.81%   8.49%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Strategic Allocation Series   16.95%   7.86%   19.43%   19.48%  10.05%   -0.51%   0.74%   -12.55%  18.56%   6.28%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Value Equity Series                                             22.98%   30.75%  -18.87%  -22.79%  22.51%  11.67%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series            4.55%    3.88%    4.04%   3.95%    3.68%   4.88%    2.67%    0.30%   -0.42%  -0.32%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income      22.20%  11.19%    9.88%   -5.20%   4.30%   5.32%    4.92%    8.79%   13.32%   5.66%
 Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Short Term Bond
 Series                                                                                                                       4.18%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Rising Dividends Series                                                                               17.79%   4.10%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Small-Cap Quality Value Series                                                                        18.96%  24.30%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Lazard International Equity Select
 Series                                                                                                              28.39%  14.58%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern Dow 30 Series                                                            -6.59%  -7.02%   -16.43%  26.00%   3.52%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern NASDAQ-100 Index(R) Series                                                      -33.80%  -38.27%  47.21%    8.83%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series                                   -11.27%  15.63%  21.63%   -9.56%   39.42%  19.08%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value
 Series                                                                                            14.48%   -9.54%   42.28%  21.33%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                                             44.06%   12.51%  -25.96%  -33.24%  27.42%   5.55%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                           15.90%   43.12%  53.32%  -12.44%  -28.17%  -35.70%  35.75%   4.28%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund             34.21%  16.28%   12.26%   18.00%  43.03%  -11.88%  -24.13%  -25.19%  28.10%   5.45%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid-Cap Core Equity Fund                                                                          -12.07%  25.92%  12.57%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund                   34.76%  13.75%   22.34%   30.96%  28.48%  -15.58%  -13.52%  -31.03%  23.70%   4.61%
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio              10.80%   18.37%   56.11%  76.12%  -25.66%  -16.87%  -34.64%  33.24%   7.00%
------------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government Securities
 II                                             7.59%    3.05%    7.39%   6.48%   -1.68%   9.78%    5.85%    7.85%   1.24%    2.47%
------------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II             19.06%  13.05%   12.59%   1.58%    1.20%  -10.02%   0.25%    0.27%   20.87%   9.25%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                              28.52%  22.79%   -7.73%  -13.34%  -10.42%  26.94%  14.07%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                                       23.14%   3.04%  -18.09%  -15.39%  -22.78%  28.24%   5.88%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                                                     37.86%  35.79%  -12.04%  -18.63%  -30.97%  31.32%   2.13%
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Mutual Shares Securities Fund                          16.16%   -1.28%  12.34%   12.01%   5.86%   -12.78%  23.77%  11.39%
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Foreign Securities Fund     14.22%  22.40%   12.42%   7.85%   21.90%   -3.43%  -16.93%  -19.46%  30.76%  17.23%
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Growth Securities Fund      11.21%  19.65%   11.98%   7.51%   19.52%   0.37%   -2.39%   -19.39%  30.68%  14.75%
------------------------------------------------------------------------------------------------------------------------------------
 Lazard Retirement Small-Cap Value Series                                 -4.27%   3.98%   19.73%  17.33%   -18.58%  35.72%  13.63%
------------------------------------------------------------------------------------------------------------------------------------
 Bond-Debenture Portfolio                                                                                    6.74%   16.71%   6.70%
------------------------------------------------------------------------------------------------------------------------------------
 Growth and Income Portfolio                    28.40%  18.08%   23.30%   11.65%  15.46%   14.51%  -7.74%   -18.93%  29.58%  11.42%
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Portfolio                                                                   50.78%   6.86%   -10.77%  23.39%  22.68%
------------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Juno Fund                                                                                             -11.65%
------------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Nova Fund                                           28.64%  21.92%  -21.17%  -24.42%  -36.43%  37.66%  13.36%
------------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Sector Rotation Fund                                                                           28.47%   9.50%
------------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund                                    20.28%  26.24%  -17.57%  -25.52%  -22.46%  31.89%  17.76%
------------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT Equity 500 Index Fund                                        27.31%  19.07%  -10.23%  -13.17%  -23.17%  26.75%   9.38%
------------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                                                     -24.43%  -49.42%  -49.53%  46.15%  -2.73%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger International Select                                                               -2.65%  -27.43%  -16.23%  39.68%  22.97%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                         30.59%   -2.54%   15.07%  124.05% -28.65%  -22.14%  -14.78%  47.23%  28.84%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger Select                                                                             8.26%    7.89%   -8.63%   29.29%  17.99%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                          45.02%   28.02%   7.50%   23.71%   -9.17%  10.16%   -17.73%  41.65%  17.03%
------------------------------------------------------------------------------------------------------------------------------------

   Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

                            THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.


                                    ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2
------------------------------------------------------------------------------------------------------------------------------------

                    SUBACCOUNT                     1995    1996    1997    1998     1999    2000    2001     2002    2003     2004
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series             8.24%  17.18%  10.66%  26.35%   27.91%  -16.86% -25.00% -15.87%  30.22%   19.27%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Growth Series                                                                 -12.28% -24.80% -29.73%  19.32%   2.91%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alger Small-Cap Growth Series                                                                              51.47%   0.85%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Enhanced Index                                30.05%   17.36%  -12.57% -13.01% -24.64%  24.65%   8.46%
 Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities
 Series                                                   31.46%  20.55%  -22.19%  3.48%   29.18%   5.28%   10.68%  36.54%   33.01%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series           29.27%  11.18%  19.59%  28.41%   28.08%  -18.81% -35.41% -25.75%  24.91%   3.66%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Growth and Income Series                                         15.56%  -7.77%  -9.32%  -23.48%  25.87%   9.10%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small-Cap Growth Series                                                          -27.65% -29.70%  44.59%   8.32%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Strategic Allocation Series     16.78%   7.70%  19.25%  19.30%   9.88%   -0.66%   0.59%  -12.68%  18.37%   6.12%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Value Equity Series                                              22.79%  30.55%  -18.99% -22.91%  22.33%   11.50%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series               4.39%   3.72%   3.88%   3.80%   3.53%    4.73%   2.52%   0.15%   -0.57%   -0.47%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income        22.02%  11.02%   9.71%  -5.34%   4.15%    5.16%   4.76%   8.62%   13.14%   5.50%
 Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Short Term Bond
 Series                                                                                                                      4.02%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Rising Dividends Series                                                                              17.61%   3.94%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Small-Cap Quality Value Series                                                                       18.78%   24.11%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Lazard International Equity Select
 Series                                                                                                             28.19%   14.41%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern Dow 30 Series                                                            -6.73%  -7.16%  -16.56%  25.81%   3.36%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern NASDAQ-100 Index(R) Series                                                       -33.91% -38.36%  46.99%   8.66%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series                                   -11.40%  15.46%  21.45%   -9.69%  39.21%   18.90%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value                                                         14.31%   -9.68%  42.06%   21.14%
 Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                                              43.84%  12.34%  -26.07% -33.34%  27.22%   5.39%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                            15.73%  42.91%   53.09%  -12.57% -28.28% -35.79%  35.55%   4.12%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund               34.01%  16.11%  12.10%  17.82%   42.82%  -12.01% -24.24% -25.30%  27.90%   5.29%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund                                                                         -12.21%  25.74%   12.40%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund                     34.56%  13.58%  22.15%  30.76%   28.29%  -15.71% -13.65% -31.13%  23.52%   4.45%
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio                10.63%  18.19%  55.87%   75.85%  -25.78% -16.99% -34.74%  33.04%   6.84%
------------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government Securities     7.43%   2.90%   7.23%   6.32%   -1.83%   9.61%   5.69%   7.68%    1.09%   2.31%
 II
------------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II               18.89%  12.88%  12.42%   1.42%   1.05%   -10.15%  0.10%   0.12%   20.69%   9.08%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                              28.32%   22.61%  -7.87%  -13.47% -10.56%  26.75%   13.90%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                                       22.96%   2.89%   -18.21% -15.52% -22.89%  28.04%   5.72%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                                                     37.65%   35.58%  -12.17% -18.76% -31.07%  31.12%   1.97%
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Mutual Shares Securities Fund                           15.98%  -1.43%   12.17%  11.85%   5.70%  -12.91%  23.58%   11.22%
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Foreign Securities Fund       14.05%  22.21%  12.25%   7.69%   21.72%  -3.58%  -17.05% -19.58%  30.56%   17.05%
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Growth Securities Fund        11.05%  19.46%  11.81%   7.35%   19.34%   0.22%  -2.54%  -19.51%  30.48%   14.58%
------------------------------------------------------------------------------------------------------------------------------------
 Lazard Retirement Small-Cap Value Series                                 -4.42%   3.82%   19.55%  17.15%  -18.70%  35.52%   13.46%
------------------------------------------------------------------------------------------------------------------------------------
 Bond-Debenture Portfolio                                                                                   6.58%   16.54%   6.54%
------------------------------------------------------------------------------------------------------------------------------------
 Growth and Income Portfolio                      28.21%  17.90%  23.11%  11.48%   15.29%  14.34%  -7.88%  -19.05%  29.39%   11.25%
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Portfolio                                                                   50.55%   6.70%  -10.91%  23.21%   22.50%
------------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Juno Fund                                                                                             -11.78%
------------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Nova Fund                                           28.45%   21.73%  -21.29% -24.54% -36.52%  37.46%   13.19%
------------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Sector Rotation Fund                                                                          28.28%   9.33%
------------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund                                    20.09%   26.05%  -17.69% -25.63% -22.58%  31.69%   17.58%
------------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT Equity 500 Index Fund                                        27.12%   18.89%  -10.36% -13.30% -23.29%  26.56%   9.21%
------------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                                                      -24.54% -49.50% -49.61%  45.93%   -2.87%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger International Select                                                               -2.80%  -27.54% -16.35%  39.47%   22.78%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                           30.39%  -2.69%  14.89%  123.71%  -28.75% -22.26% -14.91%  47.01%   28.64%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger Select                                                                              8.10%   7.72%   -8.77%  29.09%   17.82%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                            44.81%  27.83%   7.34%   23.53%  -9.30%   9.99%  -17.85%  41.43%   16.85%
------------------------------------------------------------------------------------------------------------------------------------

                                    Annual Total Return for Contracts with Death Benefit Option 2
   Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
                           THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.


                                  ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 3
------------------------------------------------------------------------------------------------------------------------------------

                   SUBACCOUNT                      1995    1996    1997    1998    1999    2000     2001    2002    2003     2004
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series            8.08%   17.01%  10.49%  26.16%  27.72%  -16.98% -25.11% -16.00%  30.02%   19.09%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Growth Series                                                                -12.41% -24.92% -29.84%  19.14%   2.75%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alger Small-Cap Growth Series                                                                             51.24%   0.69%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Enhanced Index                                29.86%  17.18%  -12.70% -13.14% -24.75%  24.46%   8.30%
 Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities
 Series                                                   31.26%  20.37% -22.31%  3.33%   28.98%   5.13%   10.51%  36.33%   32.81%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series           29.08%  11.02%  19.41%  28.21%  27.89%  -18.93% -35.51% -25.86%  24.72%   3.50%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Growth and Income Series                                        15.39%  -7.91%   -9.46% -23.60%  25.68%   8.93%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small-Cap Growth Series                                                         -27.76% -29.80%  44.37%   8.16%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Strategic Allocation Series     16.60%  7.53%   19.07%  19.12%  9.72%   -0.81%   0.44%  -12.82%  18.20%   5.96%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Value Equity Series                                             22.61%  30.36%  -19.12% -23.03%  22.14%   11.34%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series              4.23%   3.56%   3.72%   3.64%   3.37%    4.57%   2.36%   0.00%   -0.72%   -0.62%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income        21.83%  10.85%  9.55%   -5.48%  3.99%    5.00%   4.60%   8.46%   12.97%   5.34%
 Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Short Term Bond
 Series                                                                                                                     3.86%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Rising Dividends Series                                                                             17.43%   3.78%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Small-Cap Quality Value Series                                                                      18.60%   23.93%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Lazard International Equity Select
 Series                                                                                                            28.00%   14.23%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern Dow 30 Series                                                           -6.87%   -7.30% -16.68%  25.62%   3.20%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern NASDAQ-100 Index(R) Series                                                      -34.01% -38.45%  46.77%   8.50%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series                                  -11.54%  15.29%   21.27%  -9.83%  39.00%   18.72%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value                                                         14.14%  -9.82%  41.85%   20.96%
 Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                                             43.63%  12.17%  -26.18% -33.45%  27.03%   5.23%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                            15.56%  42.70%  52.86%  -12.70% -28.39% -35.89%  35.34%   3.96%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund               33.80%  15.93%  11.93%  17.65%  42.61%  -12.15% -24.36% -25.42%  27.71%   5.13%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund                                                                        -12.34%  25.55%   12.23%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund                     34.36%  13.41%  21.97%  30.57%  28.09%  -15.83% -13.78% -31.24%  23.33%   4.29%
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio                10.47%  18.02%  55.64%  75.59%  -25.89% -17.12% -34.84%  32.84%   6.67%
------------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government Securities    7.26%   2.75%   7.07%   6.16%   -1.98%   9.45%   5.53%   7.52%    0.93%   2.16%
 II
------------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                18.71%  12.71%  12.25%  1.27%   0.89%   -10.29%  -0.05%  -0.03%  20.51%   8.91%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                              28.13%  22.42%  -8.01%  -13.60% -10.69%  26.56%   13.73%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                                       22.78%  2.73%   -18.33% -15.65% -23.01%  27.85%   5.56%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                                                     37.44%  35.38%  -12.30% -18.88% -31.18%  30.92%   1.82%
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Mutual Shares Securities Fund                           15.81%  -1.58%  12.00%  11.68%   5.54%  -13.05%  23.40%   11.06%
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Foreign Securities Fund       13.88%  22.03%  12.08%  7.53%   21.54%  -3.72%  -17.18% -19.70%  30.36%   16.87%
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Growth Securities Fund        10.88%  19.28%  11.65%  7.19%   19.16%   0.07%   -2.69% -19.63%  30.29%   14.40%
------------------------------------------------------------------------------------------------------------------------------------
 Lazard Retirement Small-Cap Value Series                                 -4.56%  3.67%   19.37%   16.97% -18.82%  35.32%   13.29%
------------------------------------------------------------------------------------------------------------------------------------
 Bond-Debenture Portfolio                                                                                  6.42%   16.37%   6.38%
------------------------------------------------------------------------------------------------------------------------------------
 Growth and Income Portfolio                      28.02%  17.72%  22.93%  11.32%  15.12%  14.17%   -8.02% -19.17%  29.19%   11.08%
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Portfolio                                                                  50.33%   6.54%  -11.04%  23.02%   22.31%
------------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Juno Fund                                                                                            -11.92%
------------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Nova Fund                                           28.26%  21.55%  -21.41% -24.65% -36.62%  37.25%   13.02%
------------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Sector Rotation Fund                                                                         28.09%   9.16%
------------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund                                    19.92%  25.86%  -17.81% -25.74% -22.70%  31.49%   17.40%
------------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT Equity 500 Index Fund                                        26.92%  18.71%  -10.49% -13.43% -23.40%  26.36%   9.05%
------------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                                                     -24.66% -49.58% -49.68%  45.71%   -3.02%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger International Select                                                              -2.94%  -27.65% -16.48%  39.26%   22.60%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                           30.19%  -2.83%  14.72% 123.38%  -28.86% -22.38% -15.04%  46.78%   28.45%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger Select                                                                             7.94%   7.56%   -8.91%  28.90%   17.64%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                            44.59%  27.64%  7.18%   23.34%  -9.44%   9.82%  -17.97%  41.22%   16.68%
------------------------------------------------------------------------------------------------------------------------------------

  Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

                           THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .975% (Death Benefit Option 1), 1.125% (Death Benefit Option 2) or 1.275% (Death Benefit Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.


 Example Calculations:

   The following examples of return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2004:


  CONTRACTS WITH DEATH BENEFIT OPTION 1
  Value of hypothetical pre-existing account with
    exactly one Unit at the beginning of the period: 1.000000 Value of the same account (excluding capital
    changes) at the end of the 7-day period:......        1.000074
  Calculation:
    Ending account value..........................        1.000074
    Less beginning account value..................        1.000000
    Net change in account value...................        0.000074
  Base period return:
    (net change/beginning account value)..........         0.00074
  Current yield = return x (365/7) =..............           0.39%
  Effective yield = [(1 + return)(365/7)] -1 =....           0.39%



CONTRACTS WITH DEATH BENEFIT OPTION 2:
Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the
   period:........................................        1.000000
Value of the same account (excluding capital
   changes) at the end of the 7-day period:.......        1.000046
Calculation:
   Ending account value...........................        1.000046
   Less beginning account value...................        1.000000
Base period return:
   (net change/beginning account value)...........        0.000046
Current yield = return x (365/7) =................           0.24%
Effective yield = [(1 + return)(365/7)] -1 =......           0.24%



CONTRACTS WITH DEATH BENEFIT OPTION 3:
Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the
   period:........................................        1.000000
Value of the same account (excluding capital
   changes) at the end of the 7-day period:.......        1.000017
Calculation:
   Ending account value...........................        1.000017
   Less beginning account value...................        1.000000
   Net change in account value....................        0.000017
Base period return:
   (net change/beginning account value)...........        0.000017
Current yield = return x (365/7) =................           0.09%
Effective yield = [(1 + return)(365/7)] -1 =......           0.09%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1)  We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

  II       =     a hypothetical initial payment of $1,000
  R        =     average annual total return for the period
  n        =     number of years in the period
  ERV      =     ending redeemable value of the hypothetical
                 $1,000 for the period [see (2) and (3) above]

We normally calculate total return for one-, five- and ten-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.


PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    Registered Representative
    The New York Times
    The Wall Street Journal
    U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500

    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.


FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity payment option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H, the guaranteed interest rate is 3%.

It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.


VARIABLE ANNUITY PAYMENTS
    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected annuity payment option in each Subaccount, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------
    The financial statements of Phoenix Life Variable Accumulation Account (Phoenix Spectrum Edge(R) (Death Benefit Option 1)), Phoenix Life Variable Accumulation Account (Phoenix Spectrum Edge(R) (Death Benefit Option 2)) and Phoenix Life Variable Accumulation Account (Phoenix Spectrum Edge(R) (Death Benefit Option 3)) at December 31, 2004, and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

A N N U A L   R E P O R T

                            Phoenix Spectrum Edge(R)

                                                 V a r i a b l e   A n n u i t y





             P H O E N I X   L I F E   V A R I A B L E   A C C U M U L A T I O N
                                                                   A C C O U N T
                                                               DECEMBER 31, 2004

                                                          DEATH BENEFIT OPTION 1










                               [LOGO] PHOENIX (R)

                VA0560AR21 (C) 2005 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2004

                                        PHOENIX-                                PHOENIX-ALGER      PHOENIX-ALLIANCE/
                                        ABERDEEN            PHOENIX-AIM           SMALL-CAP            BERNSTEIN
                                     INTERNATIONAL            GROWTH               GROWTH            ENHANCED INDEX
                                       SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                  ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost             $          110,054    $          79,214    $          45,799    $           12,177
                                  ==================    =================    =================    ==================
   Investment at market           $          129,488    $          85,568    $          48,313    $           13,888
                                  ------------------    -----------------    -----------------    ------------------
      Total assets                           129,488               85,568               48,313                13,888
LIABILITIES
   Accrued expenses                              105                   78                   44                    13
                                  ------------------    -----------------    -----------------    ------------------
NET ASSETS                        $          129,383    $          85,490    $          48,269    $           13,875
                                  ==================    =================    =================    ==================
Accumulation units outstanding                96,050               94,794               31,373                13,329
                                  ==================    =================    =================    ==================
Unit value                        $         1.347031    $        0.901855    $        1.538545    $         1.041058
                                  ==================    =================    =================    ==================

                                                                                  PHOENIX-              PHOENIX-
                                     PHOENIX-DUFF &          PHOENIX-             ENGEMANN              ENGEMANN
                                      PHELPS REAL            ENGEMANN            GROWTH AND            SMALL-CAP
                                   ESTATE SECURITIES      CAPITAL GROWTH           INCOME                GROWTH
                                       SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                  ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost             $          275,814    $         115,884    $         307,510    $           43,531
                                  ==================    =================    =================    ==================
   Investment at market           $          330,368    $         124,836    $         342,638    $           54,758
                                  ------------------    -----------------    -----------------    ------------------
      Total assets                           330,368              124,836              342,638                54,758
LIABILITIES
   Accrued expenses                              305                  116                  312                    52
                                  ------------------    -----------------    -----------------    ------------------
NET ASSETS                        $          330,063    $         124,720    $         342,326    $           54,706
                                  ==================    =================    =================    ==================
Accumulation units outstanding               168,045              122,424              319,315                44,649
                                  ==================    =================    =================    ==================
Unit value                        $         1.964127    $        1.018750    $        1.072061    $         1.225265
                                  ==================    =================    =================    ==================

                                        PHOENIX-                                                        PHOENIX-
                                        ENGEMANN             PHOENIX-             PHOENIX-           GOODWIN MULTI-
                                       STRATEGIC             ENGEMANN           GOODWIN MONEY         SECTOR FIXED
                                       ALLOCATION          VALUE EQUITY            MARKET                INCOME
                                       SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                  ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost             $           47,433    $         243,053    $          91,522    $          484,172
                                  ==================    =================    =================    ==================
   Investment at market           $           52,199    $         279,135    $          91,522    $          492,291
                                  ------------------    -----------------    -----------------    ------------------
      Total assets                            52,199              279,135               91,522               492,291
LIABILITIES
   Accrued expenses                               48                  256                   89                   447
                                  ------------------    -----------------    -----------------    ------------------
NET ASSETS                        $           52,151    $         278,879    $          91,433    $          491,844
                                  ==================    =================    =================    ==================
Accumulation units outstanding                46,122              257,586               91,901               382,226
                                  ==================    =================    =================    ==================
Unit value                        $         1.130712    $        1.082662    $        0.994904    $         1.286788
                                  ==================    =================    =================    ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                        PHOENIX-
                                     GOODWIN MULTI-                             PHOENIX-KAYNE        PHOENIX-LAZARD
                                      SECTOR SHORT         PHOENIX-KAYNE          SMALL-CAP          INTERNATIONAL
                                       TERM BOND         RISING DIVIDENDS       QUALITY VALUE        EQUITY SELECT
                                       SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                  ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost             $           68,847    $         156,251    $          25,529    $          268,543
                                  ==================    =================    =================    ==================
   Investment at market           $           69,193    $         161,957    $          29,530    $          311,613
                                  ------------------    -----------------    -----------------    ------------------
      Total assets                            69,193              161,957               29,530               311,613
LIABILITIES
   Accrued expenses                               64                  149                   27                   282
                                  ------------------    -----------------    -----------------    ------------------
NET ASSETS                        $           69,129    $         161,808    $          29,503    $          311,331
                                  ==================    =================    =================    ==================
Accumulation units outstanding                64,863              137,267               19,839               221,907
                                  ==================    =================    =================    ==================
Unit value                        $         1.065750    $        1.178788    $        1.487185    $         1.402978
                                  ==================    =================    =================    ==================

                                                           PHOENIX-LORD         PHOENIX-LORD          PHOENIX-LORD
                                     PHOENIX-LAZARD        ABBETT BOND-       ABBETT LARGE-CAP       ABBETT MID-CAP
                                    SMALL-CAP VALUE          DEBENTURE             VALUE                 VALUE
                                       SUBACCOUNT           SUBACCOUNT          SUBACCOUNT             SUBACCOUNT
                                  ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost             $           22,346    $         134,613    $         309,529    $           21,480
                                  ==================    =================    =================    ==================
   Investment at market           $           22,779    $         138,139    $         354,441    $           28,995
                                  ------------------    -----------------    -----------------    ------------------
      Total assets                            22,779              138,139              354,441                28,995
LIABILITIES
   Accrued expenses                               21                  127                  322                    27
                                  ------------------    -----------------    -----------------    ------------------
NET ASSETS                        $           22,758    $         138,012    $         354,119    $           28,968
                                  ==================    =================    =================    ==================
Accumulation units outstanding                15,022              104,343              249,718                19,226
                                  ==================    =================    =================    ==================
Unit value                        $         1.514961    $        1.322683    $        1.418072    $         1.506687
                                  ==================    =================    =================    ==================

                                                             PHOENIX-
                                                             NORTHERN          PHOENIX-SANFORD      PHOENIX-SANFORD
                                        PHOENIX-            NASDAQ-100         BERNSTEIN MID-       BERNSTEIN SMALL-
                                    NORTHERN DOW 30           INDEX(R)            CAP VALUE            CAP VALUE
                                       SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                  ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost             $          155,366    $         125,940    $         174,260    $          109,414
                                  ==================    =================    =================    ==================
   Investment at market           $          169,229    $         136,429    $         201,975    $          133,714
                                  ------------------    -----------------    -----------------    ------------------
      Total assets                           169,229              136,429              201,975               133,714
LIABILITIES
   Accrued expenses                              161                  127                  180                   125
                                  ------------------    -----------------    -----------------    ------------------
NET ASSETS                        $          169,068    $         136,302    $         201,795    $          133,589
                                  ==================    =================    =================    ==================
Accumulation units outstanding               160,609              125,131              142,128                89,893
                                  ==================    =================    =================    ==================
Unit value                        $         1.052674    $        1.089280    $        1.419808    $         1.486092
                                  ==================    =================    =================    ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                    PHOENIX-SENECA        PHOENIX-SENECA      AIM V.I. CAPITAL      AIM V.I. MID-CAP
                                    MID-CAP GROWTH       STRATEGIC THEME        APPRECIATION          CORE EQUITY
                                      SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                  ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost             $           10,616    $          13,114    $         102,381    $           36,457
                                  ==================    =================    =================    ==================
   Investment at market           $           12,124    $          16,442    $         116,783    $           35,566
                                  ------------------    -----------------    -----------------    ------------------
      Total assets                            12,124               16,442              116,783                35,566
LIABILITIES
   Accrued expenses                               11                   15                  106                    29
                                  ------------------    -----------------    -----------------    ------------------
NET ASSETS                        $           12,113    $          16,427    $         116,677    $           35,537
                                  ==================    =================    =================    ==================
Accumulation units outstanding                13,061               16,780              111,533                34,956
                                  ==================    =================    =================    ==================
Unit value                        $         0.927472    $        0.978941    $        1.046120    $         1.016603
                                  ==================    =================    =================    ==================

                                                                               FEDERATED FUND       FEDERATED HIGH
                                                          ALGER AMERICAN          FOR U.S.           INCOME BOND
                                   AIM V.I. PREMIER         LEVERAGED           GOVERNMENT            FUND II --
                                        EQUITY               ALLCAP            SECURITIES II       PRIMARY SHARES
                                      SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost             $           19,455    $          91,503    $       1,214,477    $          245,789
                                  ==================    =================    =================    ==================
   Investment at market           $           20,921    $         104,586    $       1,200,763    $          261,130
                                  ------------------    -----------------    -----------------    ------------------
      Total assets                            20,921              104,586            1,200,763               261,130
LIABILITIES
   Accrued expenses                               17                   95                1,112                   242
                                  ------------------    -----------------    -----------------    ------------------
NET ASSETS                        $           20,904    $         104,491    $       1,199,651    $          260,888
                                  ==================    =================    =================    ==================
Accumulation units outstanding                22,046              104,370            1,086,219               197,947
                                  ==================    =================    =================    ==================
Unit value                        $         0.948186    $        1.001150    $        1.104429    $         1.317971
                                  ==================    =================    =================    ==================

                                                            VIP GROWTH                              MUTUAL SHARES
                                   VIP CONTRAFUND(R)      OPPORTUNITIES          VIP GROWTH           SECURITIES
                                      SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost             $          263,697    $          21,775    $         233,168    $          178,142
                                  ==================    =================    =================    ==================
   Investment at market           $          306,985    $          23,578    $         260,096    $          202,007
                                  ------------------    -----------------    -----------------    ------------------
      Total assets                           306,985               23,578              260,096               202,007
LIABILITIES
   Accrued expenses                              281                   22                  223                   184
                                  ------------------    -----------------    -----------------    ------------------
NET ASSETS                        $          306,704    $          23,556    $         259,873    $          201,823
                                  ==================    =================    =================    ==================
Accumulation units outstanding               237,591               22,000              272,909               168,007
                                  ==================    =================    =================    ==================
Unit value                        $         1.290889    $        1.070737    $        0.952234    $         1.201278
                                  ==================    =================    =================    ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                       TEMPLETON             TEMPLETON         RYDEX VARIABLE         SCUDDER VIT
                                        FOREIGN               GROWTH            TRUST SECTOR        EAFE(R) EQUITY
                                       SECURITIES           SECURITIES            ROTATION              INDEX
                                       SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost             $          161,074    $         112,388    $           2,310    $           42,170
                                  ==================    =================    =================    ==================
   Investment at market           $          201,617    $         137,373    $           2,637    $           55,111
                                  ------------------    -----------------    -----------------    ------------------
      Total assets                           201,617              137,373                2,637                55,111
LIABILITIES
   Accrued expenses                              175                  123                    3                    50
                                  ------------------    -----------------    -----------------    ------------------
NET ASSETS                        $          201,442    $         137,250    $           2,634    $           55,061
                                  ==================    =================    =================    ==================
Accumulation units outstanding               158,433              113,020                2,085                43,626
                                  ==================    =================    =================    ==================
Unit value                        $         1.271465    $        1.214381    $        1.263440    $         1.262106
                                  ==================    =================    =================    ==================

                                                                                  WANGER                WANGER
                                      SCUDDER VIT                              INTERNATIONAL        INTERNATIONAL
                                   EQUITY 500 INDEX         TECHNOLOGY            SELECT              SMALL CAP
                                      SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                  ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost             $          137,451    $           3,329    $          30,373    $           97,199
                                  ==================    =================    =================    ==================
   Investment at market           $          157,813    $           4,632    $          33,411    $          145,779
                                  ------------------    -----------------    -----------------    ------------------
      Total assets                           157,813                4,632               33,411               145,779
LIABILITIES
   Accrued expenses                              139                    4                   11                   133
                                  ------------------    -----------------    -----------------    ------------------
NET ASSETS                        $          157,674    $           4,628    $          33,400    $          145,646
                                  ==================    =================    =================    ==================
Accumulation units outstanding               145,916                5,520               21,854                87,483
                                  ==================    =================    =================    ==================
Unit value                        $         1.080575    $        0.838345    $        1.528284    $         1.664866
                                  ==================    =================    =================    ==================

                                                           WANGER U.S.
                                                             SMALLER
                                     WANGER SELECT          COMPANIES
                                      SUBACCOUNT            SUBACCOUNT
                                  ------------------    -----------------
ASSETS
   Investment at cost             $           46,313    $         245,513
                                  ==================    =================
   Investment at market           $           56,118    $         307,813
                                  ------------------    -----------------
      Total assets                            56,118              307,813
LIABILITIES
   Accrued expenses                               51                  273
                                  ------------------    -----------------
NET ASSETS                        $           56,067    $         307,540
                                  ==================    =================
Accumulation units outstanding                39,029              221,233
                                  ==================    =================
Unit value                        $         1.436568    $        1.390119
                                  ==================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                         PHOENIX-                              PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                         ABERDEEN           PHOENIX-AIM          SMALL-CAP           BERNSTEIN
                                                      INTERNATIONAL           GROWTH              GROWTH           ENHANCED INDEX
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $            2,484   $              80   $             -     $              192
Expenses
   Mortality and expense fees                                     613                 835                 417                  142
   Indexing (gain) loss                                            18                  11                   6                    2
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                    1,853                (766)               (423)                  48
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                   43                 108                  56                    2
Net realized gain distribution from Fund                          -                   -                   581                  -
Net change in unrealized appreciation
   (depreciation) on investment                                14,341               2,820                 737                1,052
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  14,384               2,928               1,374                1,054
Net increase (decrease) in net assets resulting
   from operations                                 $           16,237   $           2,162   $             951   $            1,102
                                                   ==================   =================   =================   ==================

                                                                                                 PHOENIX-             PHOENIX-
                                                      PHOENIX-DUFF &         PHOENIX-            ENGEMANN             ENGEMANN
                                                       PHELPS REAL           ENGEMANN           GROWTH AND           SMALL-CAP
                                                    ESTATE SECURITIES     CAPITAL GROWTH          INCOME               GROWTH
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $            5,756   $           1,065   $           3,292   $              -
Expenses
   Mortality and expense fees                                   2,441               1,194               2,332                  501
   Indexing (gain) loss                                            94                  16                  41                   12
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                    3,221                (145)                919                 (513)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                 (561)                (99)                (73)                 207
Net realized gain distribution from Fund                       26,186                 -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                                42,273               3,777              23,633                3,988
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  67,898               3,678              23,560                4,195
Net increase (decrease) in net assets resulting
   from operations                                 $           71,119   $           3,533   $          24,479   $            3,682
                                                   ==================   =================   =================   ==================

                                                         PHOENIX-                                                    PHOENIX-
                                                         ENGEMANN            PHOENIX-            PHOENIX-         GOODWIN MULTI-
                                                        STRATEGIC            ENGEMANN         GOODWIN MONEY        SECTOR FIXED
                                                        ALLOCATION         VALUE EQUITY           MARKET              INCOME
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $            1,276   $           1,741   $           1,139   $           25,884
Expenses
   Mortality and expense fees                                     513               1,625               1,659                4,401
   Indexing (gain) loss                                             6                  32                  11                   38
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                      757                  84                (531)              21,445
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                    2                 (56)                -                     14
Net realized gain distribution from Fund                        1,314                 -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                                   640              27,342                 -                  2,567
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                   1,956              27,286                 -                  2,581
Net increase (decrease) in net assets resulting
   from operations                                 $            2,713   $          27,370   $            (531)  $           24,026
                                                   ==================   =================   =================   ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                        PHOENIX-
                                                     GOODWIN MULTI-                           PHOENIX-KAYNE       PHOENIX-LAZARD
                                                      SECTOR SHORT        PHOENIX-KAYNE         SMALL-CAP         INTERNATIONAL
                                                       TERM BOND        RISING DIVIDENDS      QUALITY VALUE       EQUITY SELECT
                                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT(1)         SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $            2,383   $           2,185   $             204   $            3,059
Expenses
   Mortality and expense fees                                     567               1,387                 141                2,448
   Indexing (gain) loss                                             5                  17                   4                   51
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                    1,811                 781                  59                  560
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                  234                (734)                  5                  545
Net realized gain distribution from Fund                          -                   -                   255                1,720
Net change in unrealized appreciation
   (depreciation) on investment                                   293               2,990               4,001               32,095
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                     527               2,256               4,261               34,360
Net increase (decrease) in net assets resulting
   from operations                                 $            2,338   $           3,037   $           4,320   $           34,920
                                                   ==================   =================   =================   ==================

                                                                           PHOENIX-LORD        PHOENIX-LORD        PHOENIX-LORD
                                                      PHOENIX-LAZARD       ABBETT BOND-      ABBETT LARGE-CAP     ABBETT MID-CAP
                                                     SMALL-CAP VALUE         DEBENTURE             VALUE              VALUE
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $              -     $           5,757   $           2,558   $              123
Expenses
   Mortality and expense fees                                     181               1,144               2,473                  255
   Indexing (gain) loss                                             4                  12                  46                    6
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                     (185)              4,601                  39                 (138)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                  -                  (119)                419                   41
Net realized gain distribution from Fund                        1,821               1,794               1,265                  169
Net change in unrealized appreciation
   (depreciation) on investment                                   462               1,987              32,371                5,088
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                   2,283               3,662              34,055                5,298
Net increase (decrease) in net assets resulting
   from operations                                 $            2,098   $           8,263   $          34,094   $            5,160
                                                   ==================   =================   =================   ==================

                                                                             PHOENIX-                            PHOENIX-SANFORD
                                                                             NORTHERN        PHOENIX-SANFORD        BERNSTEIN
                                                         PHOENIX-           NASDAQ-100        BERNSTEIN MID-        SMALL-CAP
                                                     NORTHERN DOW 30          INDEX(R)          CAP VALUE             VALUE
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $            2,531   $             765   $             289   $              -
Expenses
   Mortality and expense fees                                   1,500               1,201               1,587                1,103
   Indexing (gain) loss                                            19                  26                  38                   29
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                    1,012                (462)             (1,336)              (1,132)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                  416                (504)               (267)                 370
Net realized gain distribution from Fund                          -                   -                13,675               10,735
Net change in unrealized appreciation
   (depreciation) on investment                                 5,766               9,439              15,139               12,055
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                   6,182               8,935              28,547               23,160
Net increase (decrease) in net assets resulting
   from operations                                 $            7,194   $           8,473   $          27,211   $           22,028
                                                   ==================   =================   =================   ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                     PHOENIX-SENECA       PHOENIX-SENECA     AIM V.I. CAPITAL     AIM V.I. MID-CAP
                                                     MID-CAP GROWTH       STRATEGIC THEME      APPRECIATION         CORE EQUITY
                                                       SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT(2)
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $              -     $             -     $             -     $               52
Expenses
   Mortality and expense fees                                      90                 152                 952                   30
   Indexing (gain) loss                                             2                   3                  15                    1
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                      (92)               (155)               (967)                  21
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                    1                   8                 107                  -
Net realized gain distribution from Fund                          -                   -                   -                  1,530
Net change in unrealized appreciation
   (depreciation) on investment                                 1,065               1,135               6,929                 (891)
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                   1,066               1,143               7,036                  639
Net increase (decrease) in net assets resulting
   from operations                                 $              974   $             988   $           6,069   $              660
                                                   ==================   =================   =================   ==================

                                                                                              FEDERATED FUND       FEDERATED HIGH
                                                                          ALGER AMERICAN         FOR U.S.           INCOME BOND
                                                     AIM V.I. PREMIER        LEVERAGED          GOVERNMENT           FUND II --
                                                          EQUITY              ALLCAP           SECURITIES II       PRIMARY SHARES
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $               89   $             -     $          45,405   $           13,470
Expenses
   Mortality and expense fees                                      69                 889              11,849                2,403
   Indexing (gain) loss                                             1                  17                  78                   25
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                       19                (906)             33,478               11,042
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                   81                  86                 (80)                 143
Net realized gain distribution from Fund                          -                   -                 5,302                  -
Net change in unrealized appreciation
   (depreciation) on investment                                   940               7,149             (14,576)               9,137
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                   1,021               7,235              (9,354)               9,280
Net increase (decrease) in net assets resulting
   from operations                                 $            1,040   $           6,329   $          24,124   $           20,322
                                                   ==================   =================   =================   ==================

                                                                            VIP GROWTH                            MUTUAL SHARES
                                                     VIP CONTRAFUND(R)    OPPORTUNITIES        VIP GROWTH           SECURITIES
                                                        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $              268   $              29   $             293   $            1,150
Expenses
   Mortality and expense fees                                   2,435                 181               2,264                1,629
   Indexing (gain) loss                                            51                   3                  33                   27
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   (2,218)               (155)             (2,004)                (506)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                 (255)                  1                  75                 (527)
Net realized gain distribution from Fund                          -                   -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                                33,372               1,402               6,872               17,887
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  33,117               1,403               6,947               17,360
Net increase (decrease) in net assets resulting
   from operations                                 $           30,899   $           1,248   $           4,943   $           16,854
                                                   ==================   =================   =================   ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                        TEMPLETON            TEMPLETON        RYDEX VARIABLE        SCUDDER VIT
                                                         FOREIGN              GROWTH           TRUST SECTOR       EAFE(R) EQUITY
                                                        SECURITIES          SECURITIES           ROTATION             INDEX
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $            1,476   $           1,244   $             -     $              712
Expenses
   Mortality and expense fees                                   1,573               1,199                  27                  405
   Indexing (gain) loss                                            36                  25                   1                   11
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                     (133)                 20                 (28)                 296
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                  132                (288)                  9                  256
Net realized gain distribution from Fund                          -                   -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                                25,370              15,093                 254                7,945
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  25,502              14,805                 263                8,201
Net increase (decrease) in net assets resulting
   from operations                                 $           25,369   $          14,825   $             235   $            8,497
                                                   ==================   =================   =================   ==================

                                                                                                  WANGER             WANGER
                                                       SCUDDER VIT                            INTERNATIONAL       INTERNATIONAL
                                                     EQUITY 500 INDEX      TECHNOLOGY             SELECT            SMALL CAP
                                                        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $              924   $             -     $              27   $              652
Expenses
   Mortality and expense fees                                   1,191                  48                  95                1,225
   Indexing (gain) loss                                            21                   1                   2                   34
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                     (288)                (49)                (70)                (607)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                  321                  14                  29                  232
Net realized gain distribution from Fund                          -                   -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                                12,590                 (95)              2,017               29,881
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  12,911                 (81)              2,046               30,113
Net increase (decrease) in net assets resulting
   from operations                                 $           12,623   $            (130)  $           1,976   $           29,506
                                                   ==================   =================   =================   ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                            WANGER U.S.
                                                                              SMALLER
                                                      WANGER SELECT          COMPANIES
                                                        SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------
Investment income
   Distributions                                   $              -     $             -
Expenses
   Mortality and expense fees                                     389               2,491
   Indexing (gain) loss                                             9                  61
                                                   ------------------   -----------------
Net investment income (loss)                                     (398)             (2,552)
                                                   ------------------   -----------------
Net realized gain (loss) from share transactions                   41                (451)
Net realized gain distribution from Fund                           22                 -
Net change in unrealized appreciation
   (depreciation) on investment                                 7,224              40,075
                                                   ------------------   -----------------
Net gain (loss) on investment                                   7,287              39,624
Net increase (decrease) in net assets resulting
   from operations                                 $            6,889   $          37,072
                                                   ==================   =================

Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date March 9, 2004 to December 31, 2004.
(2) From inception date December 3, 2004 to December 31, 2004.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                   PHOENIX-                                  PHOENIX-ALGER       PHOENIX-ALLIANCE/
                                                   ABERDEEN             PHOENIX-AIM            SMALL-CAP             BERNSTEIN
                                                INTERNATIONAL             GROWTH                GROWTH             ENHANCED INDEX
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                             ------------------     -----------------     -----------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $            1,853     $            (766)    $            (423)    $               48
      Net realized gain (loss)                               43                   108                   637                      2
      Net change in unrealized appreciation
         (depreciation) on investment                    14,341                 2,820                   737                  1,052
                                             ------------------     -----------------     -----------------     ------------------
      Net increase (decrease) in net assets
         resulting from operations                       16,237                 2,162                   951                  1,102
                                             ------------------     -----------------     -----------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               32,040                22,692                19,590                    -
      Participant transfers                              56,576 (e)            27,247                 4,336                    122
      Participant withdrawals                            (1,200)               (2,584)               (1,105)                   (70)
                                             ------------------     -----------------     -----------------     ------------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                    87,416                47,355                22,821                     52
                                             ------------------     -----------------     -----------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 103,653                49,517                23,772                  1,154
NET ASSETS
   Beginning of period                                   25,730                35,973                24,497                 12,721
                                             ------------------     -----------------     -----------------     ------------------
   End of period                             $          129,383     $          85,490     $          48,269     $           13,875
                                             ==================     =================     =================     ==================

                                                                                               PHOENIX-               PHOENIX-
                                                PHOENIX-DUFF &           PHOENIX-              ENGEMANN               ENGEMANN
                                                 PHELPS REAL             ENGEMANN             GROWTH AND             SMALL-CAP
                                              ESTATE SECURITIES       CAPITAL GROWTH            INCOME                 GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                             ------------------     -----------------     -----------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $            3,221     $            (145)    $             919     $             (513)
      Net realized gain (loss)                           25,625                   (99)                  (73)                   207
      Net change in unrealized appreciation
         (depreciation) on investment                    42,273                 3,777                23,633                  3,988
                                             ------------------     -----------------     -----------------     ------------------
      Net increase (decrease) in net assets
         resulting from operations                       71,119                 3,533                24,479                  3,682
                                             ------------------     -----------------     -----------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              138,167                68,267               107,324                 18,123
      Participant transfers                              32,288                17,500 (c)           131,603 (b)             (3,783)
      Participant withdrawals                           (11,056)               (4,565)               (7,067)                (2,049)
                                             ------------------     -----------------     -----------------     ------------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                   159,399                81,202               231,860                 12,291
                                             ------------------     -----------------     -----------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 230,518                84,735               256,339                 15,973
NET ASSETS
   Beginning of period                                   99,545                39,985                85,987                 38,733
                                             ------------------     -----------------     -----------------     ------------------
   End of period                             $          330,063     $         124,720     $         342,326     $           54,706
                                             ==================     =================     =================     ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                  PHOENIX-                                                          PHOENIX-
                                                  ENGEMANN              PHOENIX-              PHOENIX-           GOODWIN MULTI-
                                                 STRATEGIC              ENGEMANN            GOODWIN MONEY         SECTOR FIXED
                                                 ALLOCATION           VALUE EQUITY             MARKET                INCOME
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             ------------------    -----------------     -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $              757    $              84     $            (531)   $           21,445
      Net realized gain (loss)                            1,316                  (56)                  -                      14
      Net change in unrealized appreciation
         (depreciation) on investment                       640               27,342                   -                   2,567
                                             ------------------    -----------------     -----------------    ------------------
      Net increase (decrease) in net assets
         resulting from operations                        2,713               27,370                  (531)               24,026
                                             ------------------    -----------------     -----------------    ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                4,972               14,812               220,919                65,831
      Participant transfers                              10,799              150,684 (d)          (156,434)              237,715 (a)
      Participant withdrawals                              (488)              (6,561)               (8,861)              (35,217)
                                             ------------------    -----------------     -----------------    ------------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                    15,283              158,935                55,624               268,329
                                             ------------------    -----------------     -----------------    ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  17,996              186,305                55,093               292,355
NET ASSETS
   Beginning of period                                   34,155               92,574                36,340               199,489
                                             ------------------    -----------------     -----------------    ------------------
   End of period                             $           52,151    $         278,879     $          91,433    $          491,844
                                             ==================    =================     =================    ==================

                                                   PHOENIX-
                                                GOODWIN MULTI-                              PHOENIX-KAYNE        PHOENIX-LAZARD
                                                 SECTOR SHORT         PHOENIX-KAYNE           SMALL-CAP          INTERNATIONAL
                                                  TERM BOND         RISING DIVIDENDS        QUALITY VALUE        EQUITY SELECT
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT(1)          SUBACCOUNT
                                             ------------------    -----------------     -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $            1,811    $             781     $              59    $              560
      Net realized gain (loss)                              234                 (734)                  260                 2,265
      Net change in unrealized appreciation
         (depreciation) on investment                       293                2,990                 4,001                32,095
                                             ------------------    -----------------     -----------------    ------------------
      Net increase (decrease) in net assets
         resulting from operations                        2,338                3,037                 4,320                34,920
                                             ------------------    -----------------     -----------------    ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               15,822               78,413                 9,130               147,300
      Participant transfers                              54,721               52,886                16,053                56,354
      Participant withdrawals                           (16,496)              (2,584)                  -                  (8,527)
                                             ------------------    -----------------     -----------------    ------------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                    54,047              128,715                25,183               195,127
                                             ------------------    -----------------     -----------------    ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  56,385              131,752                29,503               230,047
NET ASSETS
   Beginning of period                                   12,744               30,056                   -                  81,284
                                             ------------------    -----------------     -----------------    ------------------
   End of period                             $           69,129    $         161,808     $          29,503    $          311,331
                                             ==================    =================     =================    ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                        PHOENIX-LORD          PHOENIX-LORD           PHOENIX-LORD
                                                 PHOENIX-LAZARD         ABBETT BOND-        ABBETT LARGE-CAP        ABBETT MID-CAP
                                                SMALL-CAP VALUE           DEBENTURE               VALUE                 VALUE
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                              ------------------     -----------------     -----------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $             (185)    $           4,601     $              39     $             (138)
      Net realized gain (loss)                             1,821                 1,675                 1,684                    210
      Net change in unrealized appreciation
         (depreciation) on investment                        462                 1,987                32,371                  5,088
                                              ------------------     -----------------     -----------------     ------------------
      Net increase (decrease) in net assets
         resulting from operations                         2,098                 8,263                34,094                  5,160
                                              ------------------     -----------------     -----------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                11,255                58,662               167,822                  4,239
      Participant transfers                                  -                  43,048                62,116                  1,813
      Participant withdrawals                                (58)              (13,829)               (7,150)                  (976)
                                              ------------------     -----------------     -----------------     ------------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                     11,197                87,881               222,788                  5,076
                                              ------------------     -----------------     -----------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   13,295                96,144               256,882                 10,236
NET ASSETS
   Beginning of period                                     9,463                41,868                97,237                 18,732
                                              ------------------     -----------------     -----------------     ------------------
   End of period                              $           22,758     $         138,012     $         354,119     $           28,968
                                              ==================     =================     =================     ==================

                                                                          PHOENIX-
                                                                          NORTHERN           PHOENIX-SANFORD       PHOENIX-SANFORD
                                                    PHOENIX-             NASDAQ-100          BERNSTEIN MID-        BERNSTEIN SMALL-
                                                NORTHERN DOW 30           INDEX(R)             CAP VALUE             CAP VALUE
                                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              ------------------     -----------------     -----------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $            1,012     $            (462)    $          (1,336)    $           (1,132)
      Net realized gain (loss)                               416                  (504)               13,408                 11,105
      Net change in unrealized appreciation
         (depreciation) on investment                      5,766                 9,439                15,139                 12,055
                                              ------------------     -----------------     -----------------     ------------------
      Net increase (decrease) in net assets
         resulting from operations                         7,194                 8,473                27,211                 22,028
                                              ------------------     -----------------     -----------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               104,501               112,516                64,219                 29,132
      Participant transfers                                 (619)               (1,964)               48,553                 25,927
      Participant withdrawals                            (10,329)               (4,805)               (3,020)                (4,223)
                                              ------------------     -----------------     -----------------     ------------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                     93,553               105,747               109,752                 50,836
                                              ------------------     -----------------     -----------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  100,747               114,220               136,963                 72,864
NET ASSETS
   Beginning of period                                    68,321                22,082                64,832                 60,725
                                              ------------------     -----------------     -----------------     ------------------
   End of period                              $          169,068     $         136,302     $         201,795     $          133,589
                                              ==================     =================     =================     ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                               PHOENIX-SENECA       PHOENIX-SENECA       AIM V.I. CAPITAL     AIM V.I. MID-CAP
                                               MID-CAP GROWTH       STRATEGIC THEME        APPRECIATION          CORE EQUITY
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT          SUBACCOUNT(2)
                                             ------------------    -----------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $              (92)   $            (155)   $            (967)   $               21
      Net realized gain (loss)                                1                    8                  107                 1,530
      Net change in unrealized appreciation
         (depreciation) on investment                     1,065                1,135                6,929                  (891)
                                             ------------------    -----------------    -----------------    ------------------
      Net increase (decrease) in net assets
         resulting from operations                          974                  988                6,069                   660
                                             ------------------    -----------------    -----------------    ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                8,620                6,683               44,027                   -
      Participant transfers                                 -                    -                 19,430                34,877 (f)
      Participant withdrawals                                (8)                  (7)              (2,630)                  -
                                             ------------------    -----------------    -----------------    ------------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                     8,612                6,676               60,827                34,877
                                             ------------------    -----------------    -----------------    ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   9,586                7,664               66,896                35,537
NET ASSETS
   Beginning of period                                    2,527                8,763               49,781                   -
                                             ------------------    -----------------    -----------------    ------------------
   End of period                             $           12,113    $          16,427    $         116,677    $           35,537
                                             ==================    =================    =================    ==================

                                                                                          FEDERATED FUND        FEDERATED HIGH
                                                                     ALGER AMERICAN          FOR U.S.            INCOME BOND
                                               AIM V.I. PREMIER         LEVERAGED           GOVERNMENT            FUND II --
                                                    EQUITY               ALLCAP            SECURITIES II        PRIMARY SHARES
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             ------------------    -----------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $               19    $            (906)   $          33,478    $           11,042
      Net realized gain (loss)                               81                   86                5,222                   143
      Net change in unrealized appreciation
         (depreciation) on investment                       940                7,149              (14,576)                9,137
                                             ------------------    -----------------    -----------------    ------------------
      Net increase (decrease) in net assets
         resulting from operations                        1,040                6,329               24,124                20,322
                                             ------------------    -----------------    -----------------    ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               10,296               13,631              211,562                49,665
      Participant transfers                               4,382               36,567              283,462                93,208
      Participant withdrawals                               (78)              (3,405)             (53,113)              (11,347)
                                             ------------------    -----------------    -----------------    ------------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                    14,600               46,793              441,911               131,526
                                             ------------------    -----------------    -----------------    ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  15,640               53,122              466,035               151,848
NET ASSETS
   Beginning of period                                    5,264               51,369              733,616               109,040
                                             ------------------    -----------------    -----------------    ------------------
   End of period                             $           20,904    $         104,491    $       1,199,651    $          260,888
                                             ==================    =================    =================    ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                        VIP GROWTH                                MUTUAL SHARES
                                               VIP CONTRAFUND(R)       OPPORTUNITIES          VIP GROWTH            SECURITIES
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             ------------------     -----------------     -----------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $           (2,218)    $            (155)    $          (2,004)    $             (506)
      Net realized gain (loss)                             (255)                    1                    75                   (527)
      Net change in unrealized appreciation
         (depreciation) on investment                    33,372                 1,402                 6,872                 17,887
                                             ------------------     -----------------     -----------------     ------------------
      Net increase (decrease) in net assets
         resulting from operations                       30,899                 1,248                 4,943                 16,854
                                             ------------------     -----------------     -----------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              158,025                 3,502                65,086                 75,166
      Participant transfers                              43,685                14,627                37,350                 55,973
      Participant withdrawals                            (8,741)                  (34)               (9,921)                  (978)
                                             ------------------     -----------------     -----------------     ------------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                   192,969                18,095                92,515                130,161
                                             ------------------     -----------------     -----------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 223,868                19,343                97,458                147,015
NET ASSETS
   Beginning of period                                   82,836                 4,213               162,415                 54,808
                                             ------------------     -----------------     -----------------     ------------------
   End of period                             $          306,704     $          23,556     $         259,873     $          201,823
                                             ==================     =================     =================     ==================

                                                 TEMPLETON               TEMPLETON          RYDEX VARIABLE          SCUDDER VIT
                                                  FOREIGN                 GROWTH             TRUST SECTOR         EAFE(R) EQUITY
                                                 SECURITIES             SECURITIES             ROTATION                INDEX
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                             ------------------     -----------------     -----------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $             (133)    $              20     $             (28)    $              296
      Net realized gain (loss)                              132                  (288)                    9                    256
      Net change in unrealized appreciation
         (depreciation) on investment                    25,370                15,093                   254                  7,945
                                             ------------------     -----------------     -----------------     ------------------
      Net increase (decrease) in net assets
         resulting from operations                       25,369                14,825                   235                  8,497
                                             ------------------     -----------------     -----------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               67,186                37,003                   -                   23,862
      Participant transfers                              17,569                14,503                     1                 (1,212)
      Participant withdrawals                            (4,063)               (6,930)                   (7)                  (119)
                                             ------------------     -----------------     -----------------     ------------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                    80,692                44,576                    (6)                22,531
                                             ------------------     -----------------     -----------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 106,061                59,401                   229                 31,028
NET ASSETS
   Beginning of period                                   95,381                77,849                 2,405                 24,033
                                             ------------------     -----------------     -----------------     ------------------
   End of period                             $          201,442     $         137,250     $           2,634     $           55,061
                                             ==================     =================     =================     ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                                                WANGER                 WANGER
                                                 SCUDDER VIT                                 INTERNATIONAL         INTERNATIONAL
                                               EQUITY 500 INDEX         TECHNOLOGY              SELECT               SMALL CAP
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                             ------------------     -----------------     -----------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $             (288)    $             (49)    $             (70)    $             (607)
      Net realized gain (loss)                              321                    14                    29                    232
      Net change in unrealized appreciation
         (depreciation) on investment                    12,590                   (95)                2,017                 29,881
                                             ------------------     -----------------     -----------------     ------------------
      Net increase (decrease) in net assets
         resulting from operations                       12,623                  (130)                1,976                 29,506
                                             ------------------     -----------------     -----------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               85,592                   -                  24,107                 42,919
      Participant transfers                              19,959                   -                    (577)                 2,516
      Participant withdrawals                           (25,867)                   (5)                  (32)                (1,102)
                                             ------------------     -----------------     -----------------     ------------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                    79,684                    (5)               23,498                 44,333
                                             ------------------     -----------------     -----------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  92,307                  (135)               25,474                 73,839
NET ASSETS
   Beginning of period                                   65,367                 4,763                 7,926                 71,807
                                             ------------------     -----------------     -----------------     ------------------
   End of period                             $          157,674     $           4,628     $          33,400     $          145,646
                                             ==================     =================     =================     ==================

                                                                        WANGER U.S.
                                                                         SMALLER
                                               WANGER SELECT            COMPANIES
                                                 SUBACCOUNT             SUBACCOUNT
                                             ------------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $             (398)    $          (2,552)
      Net realized gain (loss)                               63                  (451)
      Net change in unrealized appreciation
         (depreciation) on investment                     7,224                40,075
                                             ------------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                        6,889                37,072
                                             ------------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               23,718               127,090
      Participant transfers                               7,251                34,551
      Participant withdrawals                              (515)               (4,905)
                                             ------------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                    30,454               156,736
                                             ------------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  37,343               193,808
NET ASSETS
   Beginning of period                                   18,724               113,732
                                             ------------------     -----------------
   End of period                             $           56,067     $         307,540
                                             ==================     =================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date March 9, 2004 to December 31, 2004.
(2) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/ Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                               PHOENIX-                              PHOENIX-ALLIANCE/     PHOENIX-ALLIANCE/
                                               ABERDEEN             PHOENIX-AIM           BERNSTEIN            BERNSTEIN
                                            INTERNATIONAL          MID-CAP EQUITY      ENHANCED INDEX       GROWTH + VALUE
                                              SUBACCOUNT             SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $              116     $             (47)  $               36   $              (40)
   Net realized gain (loss)                                6                     2                  -                      1
   Net change in unrealized appreciation
     (depreciation) on investments                     5,214                 1,202                  720                2,666
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                  5,336                 1,157                  756                2,627
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               16,891                   -                  9,400                8,750
   Participant transfers                               2,873 +               4,157                  117                8,127
   Participant withdrawals                                (8)                   (4)                 (14)                  (9)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    19,756                 4,153                9,503               16,868
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets              25,092                 5,310               10,259               19,495
NET ASSETS
   Beginning of period                                   638                 2,044                2,462                2,382
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $           25,730     $           7,354   $           12,721   $           21,877
                                          ==================     =================   ==================   ==================

                                                                                          PHOENIX-
                                             PHOENIX-DUFF &           PHOENIX-         ENGEMANN SMALL          PHOENIX-
                                              PHELPS REAL             ENGEMANN           & MID-CAP          GOODWIN MONEY
                                           ESTATE SECURITIES       CAPITAL GROWTH          GROWTH               MARKET
                                               SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $            1,188     $            (229)  $             (200)  $             (174)
   Net realized gain (loss)                            2,658                    (3)                   4                  -
   Net change in unrealized appreciation
     (depreciation) on investments                    12,337                 5,538                6,862                  -
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                 16,183                 5,306                6,666                 (174)
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               55,432                17,004               18,992                6,937
   Participant transfers                              11,538                 6,038                7,392              (15,320)
   Participant withdrawals                               -                    (137)                  (2)                  (2)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    66,970                22,905               26,382               (8,385)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets              83,153                28,211               33,048               (8,559)
NET ASSETS
   Beginning of period                                16,392                11,774                5,685               44,899
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $           99,545     $          39,985   $           38,733   $           36,340
                                          ==================     =================   ==================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                               PHOENIX-              PHOENIX-
                                            GOODWIN MULTI-        GOODWIN MULTI-
                                             SECTOR FIXED          SECTOR SHORT        PHOENIX-JANUS        PHOENIX-KAYNE
                                                INCOME               TERM BOND        FLEXIBLE INCOME      RISING DIVIDENDS
                                              SUBACCOUNT           SUBACCOUNT(5)         SUBACCOUNT           SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $            4,753     $             145   $            1,015   $               (3)
   Net realized gain (loss)                                7                   -                  1,309                  188
   Net change in unrealized appreciation
     (depreciation) on investments                     5,228                    53                 (655)               2,731
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                  9,988                   198                1,669                2,916
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               97,463                   -                 33,950               14,550
   Participant transfers                              74,638                12,555               18,627               12,000
   Participant withdrawals                            (3,678)                   (9)              (3,269)                  (3)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                   168,423                12,546               49,308               26,547
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets             178,411                12,744               50,977               29,463
NET ASSETS
   Beginning of period                                21,078                   -                 11,808                  593
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $          199,489     $          12,744   $           62,785   $           30,056
                                          ==================     =================   ==================   ==================

                                            PHOENIX-LAZARD                                                   PHOENIX-LORD
                                            INTERNATIONAL         PHOENIX-LAZARD        PHOENIX-LAZARD       ABBETT BOND-
                                            EQUITY SELECT         SMALL-CAP VALUE       U.S. MULTI-CAP        DEBENTURE
                                              SUBACCOUNT           SUBACCOUNT(7)        SUBACCOUNT(3)         SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $               68     $               6   $              -     $              898
   Net realized gain (loss)                               79                    86                    3                  381
   Net change in unrealized appreciation
     (depreciation) on investments                    11,019                   (29)                  11                1,521
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                 11,166                    63                   14                2,800
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               39,264                   -                    -                 21,738
   Participant transfers                              20,957                 9,400                  166               17,155
   Participant withdrawals                              (551)                  -                    -                 (2,797)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    59,670                 9,400                  166               36,096
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets              70,836                 9,463                  180               38,896
NET ASSETS
   Beginning of period                                10,448                   -                    -                  2,972
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $           81,284     $           9,463   $              180   $           41,868
                                          ==================     =================   ==================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                             PHOENIX-LORD           PHOENIX-LORD         PHOENIX-MFS
                                           ABBETT LARGE-CAP        ABBETT MID-CAP      INVESTORS GROWTH       PHOENIX-MFS
                                                VALUE                  VALUE                STOCK           INVESTORS TRUST
                                              SUBACCOUNT             SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $             (103)    $              (5)  $             (214)  $              (68)
   Net realized gain (loss)                              203                   149                    4                   17
   Net change in unrealized appreciation
     (depreciation) on investments                    12,889                 2,433                3,680                4,044
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                 12,989                 2,577                3,470                3,993
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               32,822                 6,004               15,571               11,243
   Participant transfers                              44,878                 9,019               10,384 ++             5,433
   Participant withdrawals                            (2,470)               (2,069)                (132)                  (4)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    75,230                12,954               25,823               16,672
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets              88,219                15,531               29,293               20,665
NET ASSETS
   Beginning of period                                 9,018                 3,201                6,680                6,032
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $           97,237     $          18,732   $           35,973   $           26,697
                                          ==================     =================   ==================   ==================

                                                                                           PHOENIX-
                                                                                           NORTHERN            PHOENIX-
                                              PHOENIX-MFS             PHOENIX-            NASDAQ-100       OAKHURST GROWTH
                                                 VALUE             NORTHERN DOW 30         INDEX(R)           AND INCOME
                                               SUBACCOUNT            SUBACCOUNT          SUBACCOUNT(2)        SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $              491     $             249   $              (31)  $               92
   Net realized gain (loss)                                5                    11                   12                    5
   Net change in unrealized appreciation
     (depreciation) on investments                     8,826                 8,310                1,050               11,930
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                  9,322                 8,570                1,031               12,027
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               46,080                43,856               21,033               39,693
   Participant transfers                              12,839                 7,912                  150               19,635
   Participant withdrawals                               (46)                 (154)                (132)              (1,308)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    58,873                51,614               21,051               58,020
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets              68,195                60,184               22,082               70,047
NET ASSETS
   Beginning of period                                 5,234                 8,137                    -               15,940
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $           73,429     $          68,321   $           22,082   $           85,987
                                          ==================     =================   ==================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                               PHOENIX-
                                               OAKHURST              PHOENIX-         PHOENIX-SANFORD      PHOENIX-SANFORD
                                              STRATEGIC           OAKHURST VALUE      BERNSTEIN GLOBAL      BERNSTEIN MID-
                                              ALLOCATION              EQUITY               VALUE              CAP VALUE
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $              408     $             (93)  $              232   $             (289)
   Net realized gain (loss)                               19                    (4)                   3                2,004
   Net change in unrealized appreciation
     (depreciation) on investments                     4,327                 9,152                3,264               13,260
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                  4,754                 9,055                3,499               14,975
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                7,638                59,029               19,014               27,377
   Participant transfers                              12,474                 6,668                3,995               14,077
   Participant withdrawals                            (1,066)                 (195)                 (79)                 (13)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    19,046                65,502               22,930               41,441
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets              23,800                74,557               26,429               56,416
NET ASSETS
   Beginning of period                                10,355                18,017                2,520                8,416
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $           34,155     $          92,574   $           28,949   $           64,832
                                          ==================     =================   ==================   ==================

                                                                                                             PHOENIX-STATE
                                            PHOENIX-SANFORD                                                 STREET RESEARCH
                                            BERNSTEIN SMALL-       PHOENIX-SENECA       PHOENIX-SENECA         SMALL-CAP
                                              CAP VALUE            MID-CAP GROWTH      STRATEGIC THEME          GROWTH
                                              SUBACCOUNT             SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $             (349)    $             (24)  $              (78)  $              (94)
   Net realized gain (loss)                              843                     4                   14                1,318
   Net change in unrealized appreciation
     (depreciation) on investments                    12,797                   546                2,348                1,845
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                 13,291                   526                2,284                3,069
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               24,074                   867                    9               18,281
   Participant transfers                              11,375                   -                  4,673                2,008
   Participant withdrawals                               (55)                   (9)                 -                   (267)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    35,394                   858                4,682               20,022
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets              48,685                 1,384                6,966               23,091
NET ASSETS
   Beginning of period                                12,040                 1,143                1,797                1,406
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $           60,725     $           2,527   $            8,763   $           24,497
                                          ==================     =================   ==================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                            FEDERATED FUND
                                                                                       ALGER AMERICAN          FOR U.S.
                                           AIM V.I. CAPITAL      AIM V.I. PREMIER        LEVERAGED            GOVERNMENT
                                             APPRECIATION              EQUITY              ALLCAP           SECURITIES II
                                              SUBACCOUNT             SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $             (295)    $             (17)  $             (267)  $            6,397
   Net realized gain (loss)                               29                     1                   (7)               1,333
   Net change in unrealized appreciation
     (depreciation) on investments                     7,745                   544                6,374               (1,757)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                  7,479                   528                6,100                5,973
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               26,281                 2,417               26,460              200,670
   Participant transfers                              10,602                 1,399               12,934              354,980
   Participant withdrawals                              (213)                   (2)                (325)             (15,569)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    36,670                 3,814               39,069              540,081
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets              44,149                 4,342               45,169              546,054
NET ASSETS
   Beginning of period                                 5,632                   922                6,200              187,562
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $           49,781     $           5,264   $           51,369   $          733,616
                                          ==================     =================   ==================   ==================

                                            FEDERATED HIGH
                                              INCOME BOND
                                              FUND II --                                 VIP GROWTH
                                            PRIMARY SHARES        VIP CONTRAFUND(R)    OPPORTUNITIES          VIP GROWTH
                                              SUBACCOUNT             SUBACCOUNT         SUBACCOUNT(4)         SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $              869     $            (325)  $              (24)  $             (738)
   Net realized gain (loss)                               89                   (13)                  92                    8
   Net change in unrealized appreciation
     (depreciation) on investments                     5,829                10,017                  401               20,802
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                  6,787                 9,679                  469               20,072
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                9,383                37,984                5,119               94,548
   Participant transfers                              84,329                23,404               (1,365)              33,773
   Participant withdrawals                            (3,616)                  (40)                 (10)                (348)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    90,096                61,348                3,744              127,973
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets              96,883                71,027                4,213              148,045
NET ASSETS
   Beginning of period                                12,157                11,809                  -                 14,370
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $          109,040     $          82,836   $            4,213   $          162,415
                                          ==================     =================   ==================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                     TEMPLETON           TEMPLETON          RYDEX VARIABLE
                                            MUTUAL SHARES             FOREIGN             GROWTH             TRUST SECTOR
                                              SECURITIES             SECURITIES          SECURITIES            ROTATION
                                              SUBACCOUNT             SUBACCOUNT          SUBACCOUNT          SUBACCOUNT(6)
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $              (84)    $             (65)  $              (38)  $               (1)
   Net realized gain (loss)                                1                    65                   11                  -
   Net change in unrealized appreciation
     (depreciation) on investments                     6,007                15,303                9,996                   73
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                  5,924                15,303                9,969                   72
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               31,307                47,806               62,916                2,333
   Participant transfers                              15,639                17,766                2,697                  -
   Participant withdrawals                              (101)                 (178)                (141)                 -
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    46,845                65,394               65,472                2,333
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets              52,769                80,697               75,441                2,405
NET ASSETS
   Beginning of period                                 2,039                14,684                2,408                  -
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $           54,808     $          95,381   $           77,849   $            2,405
                                          ==================     =================   ==================   ==================

                                              SCUDDER VIT
                                            EAFE(R) EQUITY          SCUDDER VIT                             WANGER FOREIGN
                                                INDEX            EQUITY 500 INDEX        TECHNOLOGY             FORTY
                                              SUBACCOUNT            SUBACCOUNT          SUBACCOUNT(1)         SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $              550     $             (16)  $              (37)  $              (20)
   Net realized gain (loss)                              139                    51                    8                    2
   Net change in unrealized appreciation
     (depreciation) on investments                     5,122                 7,961                1,398                1,015
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                  5,811                 7,996                1,369                  997
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               17,417                42,873                3,394                4,700
   Participant transfers                              (1,562)                8,735                  -                  1,288
   Participant withdrawals                               -                     (64)                 -                     (2)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    15,855                51,544                3,394                5,986
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets              21,666                59,540                4,763                6,983
NET ASSETS
   Beginning of period                                 2,367                 5,827                  -                    943
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $           24,033     $          65,367   $            4,763   $            7,926
                                          ==================     =================   ==================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                 WANGER                                  WANGER U.S.
                                             INTERNATIONAL                                 SMALLER
                                               SMALL CAP            WANGER TWENTY         COMPANIES
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          ------------------     -----------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $             (373)    $            (114)  $             (679)
   Net realized gain (loss)                               29                     9                   38
   Net change in unrealized appreciation
     (depreciation) on investments                    18,424                 2,566               22,204
                                          ------------------     -----------------   ------------------
   Net increase (decrease) resulting
      from operations                                 18,080                 2,461               21,563
                                          ------------------     -----------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               18,441                 7,524               50,148
   Participant transfers                              17,169                 7,790               20,023
   Participant withdrawals                              (270)                   (2)                 (95)
                                          ------------------     -----------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    35,340                15,312               70,076
   Net increase (decrease) in net assets              53,420                17,773               91,639
                                          ------------------     -----------------   ------------------
NET ASSETS
   Beginning of period                                18,387                   951               22,093
                                          ------------------     -----------------   ------------------
   End of period                          $           71,807     $          18,724   $          113,732
                                          ==================     =================   ==================

+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS
   Investors Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception April 2, 2003 to December 31, 2003.
(2) From inception June 4, 2003 to December 31, 2003.
(3) From inception June 9, 2003 to December 31, 2003.
(4) From inception July 8, 2003 to December 31, 2003.
(5) From inception October 16, 2003 to December 31, 2003.
(6) From inception December 3, 2003 to December 31, 2003.
(7) From inception December 26, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The Phoenix Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account is used to fund benefits for variable annuity products issued by Phoenix, including Phoenix Spectrum Edge(R) (Death Benefit Option 1) (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 48 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account.

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
                    SERIES NAME                                              INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     High total return consistent with reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                 Long-term growth of capital and future income rather than current
(formerly, Phoenix-MFS Investors Growth Stock Series)     income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap        Long-term capital growth
Growth Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          High total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series       Capital appreciation and income with approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                 Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth        Long-term growth of capital
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series              High total return over an extended period of time consistent with
(formerly, Phoenix-Oakhurst Strategic Allocation Series)  prudent investment risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                      Long-term capital appreciation with current income as a secondary
(formerly, Phoenix-Oakhurst Value Equity Series)          consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          Long-term total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series       To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                     Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                 High current income and long-term capital appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                Capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                  Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            To track the total return of the Dow Jones Industrial Average(SM) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               To track the total return of the Nasdaq-100 Index(R) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series            Long-term capital appreciation with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Long-term capital appreciation by investing primarily in small-
Phoenix-Sanford Bernstein Small-Cap Value Series          capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                      Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                    SERIES NAME                                              INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        Growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                         Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                              Long-term growth of capital with income as a secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II          Current income by investing primarily in a diversified portfolio or U.S.
                                                          government securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        Capital growth
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                      Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
                                                          To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or
Rydex Variable Trust Juno Fund                            futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long
                                                          Treasury Bond.
-----------------------------------------------------------------------------------------------------------------------------------
                                                          To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                            benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE(R) Equity Index Fund                     EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         Match the performance of the Standard & Poor's 500 Composite Stock
                                                          Price Index which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                               Long-term growth of capital
(formerly, Wanger Foreign Forty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                            Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                             Long-term growth of capital
(formerly, Wanger Twenty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                             Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

                 PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS

    Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                              PURCHASES           SALES
----------                                                              ---------           -----
THE PHOENIX EDGE SERIES FUND
----------------------------
    Phoenix-Aberdeen International Series                             $     93,366      $       4,017
    Phoenix-AIM Growth Series                                               62,550             15,916
    Phoenix-Alger Small-Cap Growth Series                                   27,434              4,432
    Phoenix-Alliance/Bernstein Enhanced Index Series                           315                207
    Phoenix-Duff & Phelps Real Estate Securities Series                    247,540             58,522
    Phoenix-Engemann Capital Growth Series                                  87,941              6,807
    Phoenix-Engemann Growth and Income Series                              270,317             37,308
    Phoenix-Engemann Small-Cap Growth Series                                17,770              5,977
    Phoenix-Engemann Strategic Allocation Series                            18,243                874
    Phoenix-Engemann Value Equity Series                                   169,801             10,605
    Phoenix-Goodwin Money Market Series                                    256,753            201,607
    Phoenix-Goodwin Multi-Sector Fixed Income Series                       345,360             55,317
    Phoenix-Goodwin Multi-Sector Short Term Bond Series                     72,936             17,025
    Phoenix-Kayne Rising Dividends Series                                  170,888             41,270
    Phoenix-Kayne Small-Cap Quality Value Series                            25,670                146
    Phoenix-Lazard International Equity Select Series                      231,513             33,900
    Phoenix-Lazard Small-Cap Value Series                                   13,076                223
    Phoenix-Lord Abbett Bond-Debenture Series                              129,480             35,117
    Phoenix-Lord Abbett Large-Cap Value Series                             253,215             28,893
    Phoenix-Lord Abbett Mid-Cap Value Series                                 6,591              1,475
    Phoenix-Northern Dow 30 Series                                         109,677             15,015
    Phoenix-Northern Nasdaq-100 Index(R) Series                            136,152             30,759
    Phoenix-Sanford Bernstein Mid-Cap Value Series                         149,771             27,561
    Phoenix-Sanford Bernstein Small-Cap Value Series                        73,997             13,490
    Phoenix-Seneca Mid-Cap Growth Series                                     8,609                 81
    Phoenix-Seneca Strategic Theme Series                                    6,682                155

                 PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES            SALES
-----------                                                                ---------            -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
----------------------------------------------
   AIM V.I. Capital Appreciation Fund                                     $   71,275         $   11,357
   AIM V.I. Mid-Cap Core Equity Fund                                          36,458                  1
   AIM V.I. Premier Equity Fund                                               17,168              2,535

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
   Alger American Leveraged AllCap Portfolio                                  51,185              5,249

FEDERATED INSURANCE SERIES
--------------------------
   Federated Fund for U.S. Government Securities II                          622,187            141,074
   Federated High Income Bond Fund II -- Primary Shares                      178,613             35,895

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP Contrafund(R) Portfolio                                               225,864             34,899
   VIP Growth Opportunities Portfolio                                         18,223                265
   VIP Growth Portfolio                                                      105,044             14,466

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
   Mutual Shares Securities Fund                                             165,070             35,283
   Templeton Foreign Securities Fund                                          89,368              8,725
   Templeton Growth Securities Fund                                           90,650             46,005

THE RYDEX VARIABLE TRUST
------------------------
   Rydex Variable Trust Sector Rotation Fund                                      73               105

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
   Scudder VIT EAFE(R) Equity Index Fund                                      26,990              4,134
   Scudder VIT Equity 500 Index Fund                                         134,851             55,373

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   Technology Portfolio                                                            -                55

WANGER ADVISORS TRUST
---------------------
   Wanger International Select                                                24,095                660
   Wanger International Small Cap                                             67,961             24,172
   Wanger Select                                                              32,573              2,461
   Wanger U.S. Smaller Companies                                             201,227             46,876

                         PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 1)
                           PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

    A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003 and 2002 follows:

                                                                             PERIOD ENDED
                                                                              DECEMBER 31,
                                                                --------------------------------------
SUBACCOUNT                                                        2004            2003         2002
----------                                                      ---------       ---------    ---------
THE PHOENIX EDGE SERIES FUND
-----------------------------
   PHOENIX-ABERDEEN INTERNATIONAL SERIES(1)
   Accumulation units outstanding                                  96,050          22,817          738
   Unit value                                                   $1.347031       $1.127647    $0.864650
   Net assets (thousands)                                            $129             $26           $1
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          4.46%           2.07%        2.18% *
   Total return                                                    19.46%          30.42%     (15.58%)

   PHOENIX-AIM GROWTH SERIES(6)
   Accumulation units outstanding                                  94,794          41,110        9,123
   Unit value                                                   $0.901855       $0.875059    $0.732288
   Net assets (thousands)                                             $85             $36           $7
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          0.11%               -            - *
   Total return                                                     3.06%          19.50%      (0.31%)

   PHOENIX-ALGER SMALL-CAP GROWTH SERIES(8)
   Accumulation units outstanding                                  31,373          16,081        1,400
   Unit value                                                   $1.538545       $1.523332    $1.004175
   Net assets (thousands)                                             $48             $24           $1
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                              -               -            - *
   Total return                                                     1.00%          51.70%      (1.94%)

   PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(4)
   Accumulation units outstanding                                  13,329          13,275        3,207
   Unit value                                                   $1.041058       $0.958371    $0.767660
   Net assets (thousands)                                             $14             $13           $2
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          1.48%           2.40%        1.51% *
   Total return                                                     8.63%          24.84%      (9.20%)

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(4)
   Accumulation units outstanding                                 168,045          67,513       15,203
   Unit value                                                   $1.964127       $1.474455    $1.078232
   Net assets (thousands)                                            $330            $100          $16
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          2.59%           3.59%        4.44% *
   Total return                                                    33.21%          36.75%      (3.09%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             PERIOD ENDED
                                                                              DECEMBER 31,
                                                                --------------------------------------
SUBACCOUNT                                                        2004            2003         2002
----------                                                      ---------       ---------    ---------
   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(1)
   Accumulation units outstanding                                 122,424          40,748       15,010
   Unit value                                                   $1.018750       $0.981301    $0.784422
   Net assets (thousands)                                            $125             $40          $12
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          0.98%           0.08%            - *
   Total return                                                     3.82%          25.10%     (10.57%)

   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES(4)
   Accumulation units outstanding                                 319,315          87,635       20,480
   Unit value                                                   $1.072061       $0.981195    $0.778335
   Net assets (thousands)                                            $342             $86          $16
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          1.55%           1.34%        3.04% *
   Total return                                                     9.26%          26.06%      (9.65%)

   PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES(6)
   Accumulation units outstanding                                  44,649          34,295        7,290
   Unit value                                                   $1.225265       $1.129405    $0.779911
   Net assets (thousands)                                             $55             $39           $6
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                              -               -            - *
   Total return                                                     8.49%          44.81%       13.82%

   PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES(1)
   Accumulation units outstanding                                  46,122          32,102       11,539
   Unit value                                                   $1.130712       $1.063925    $0.897409
   Net assets (thousands)                                             $52             $34          $10
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          2.73%           2.78%        4.37% *
   Total return                                                     6.28%          18.56%      (6.27%)

   PHOENIX-ENGEMANN VALUE EQUITY SERIES(5)
   Accumulation units outstanding                                 257,586          95,486       22,768
   Unit value                                                   $1.082662       $0.969498    $0.791340
   Net assets (thousands)                                            $279             $93          $18
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          1.18%           0.89%        3.56% *
   Total return                                                    11.67%          22.51%      (6.54%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             PERIOD ENDED
                                                                              DECEMBER 31,
                                                                --------------------------------------
SUBACCOUNT                                                        2004            2003         2002
----------                                                      ---------       ---------    ---------
   PHOENIX-GOODWIN MONEY MARKET SERIES(4)
   Accumulation units outstanding                                  91,901          36,410       44,796
   Unit value                                                   $0.994904       $0.998063    $1.002296
   Net assets (thousands)                                             $91             $36          $45
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          0.76%           0.70%        1.26% *
   Total return                                                   (0.32%)         (0.42%)        0.09%

   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(2)
   Accumulation units outstanding                                 382,226         163,807       19,612
   Unit value                                                   $1.286788       $1.217828    $1.074726
   Net assets (thousands)                                            $492            $199          $21
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          6.47%           6.98%       10.04% *
   Total return                                                     5.66%          13.32%        5.68%

   PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(14)
   Accumulation units outstanding                                  64,863          12,457            -
   Unit value                                                   $1.065750       $1.023019            -
   Net assets (thousands)                                             $69             $13            -
   Mortality and expense ratio                                      1.10%           1.10% *          -
   Investment income ratio                                          4.62%           9.05% *          -
   Total return                                                     4.18%           2.23%            -

   PHOENIX-KAYNE RISING DIVIDENDS SERIES(8)
   Accumulation units outstanding                                 137,267          26,543          617
   Unit value                                                   $1.178788       $1.132365    $0.961362
   Net assets (thousands)                                            $162             $30           $1
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          1.73%           1.10%        0.98% *
   Total return                                                     4.10%          17.79%        3.19%

   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(17)
   Accumulation units outstanding                                  19,839               -            -
   Unit value                                                   $1.487185               -            -
   Net assets (thousands)                                             $30               -            -
   Mortality and expense ratio                                      1.10% *             -            -
   Investment income ratio                                          1.59% *             -            -
   Total return                                                    18.72%               -            -

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             PERIOD ENDED
                                                                              DECEMBER 31,
                                                                --------------------------------------
SUBACCOUNT                                                        2004            2003         2002
----------                                                      ---------       ---------    ---------
   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(10)
   Accumulation units outstanding                                 221,907          66,385       10,955
   Unit value                                                   $1.402978       $1.224429    $0.953690
   Net assets (thousands)                                            $311             $81          $10
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          1.37%           1.35%            - *
   Total return                                                    14.58%          28.39%      (1.61%)

   PHOENIX-LAZARD SMALL-CAP VALUE SERIES(16)
   Accumulation units outstanding                                  15,022           7,065            -
   Unit value                                                   $1.514961       $1.339353            -
   Net assets (thousands)                                             $23              $9            -
   Mortality and expense ratio                                      1.10%           1.10% *          -
   Investment income ratio                                              -           5.40% *          -
   Total return                                                    13.11%           0.67%            -

   PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(8)
   Accumulation units outstanding                                 104,343          33,943        2,806
   Unit value                                                   $1.322683       $1.233461    $1.059108
   Net assets (thousands)                                            $138             $42           $3
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          5.53%           5.94%       12.75% *
   Total return                                                     7.23%          16.46%        5.28%

   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(8)
   Accumulation units outstanding                                 249,718          76,394        9,126
   Unit value                                                   $1.418072       $1.272832    $0.988179
   Net assets (thousands)                                            $354             $97           $9
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          1.14%           0.91%        2.04% *
   Total return                                                    11.41%          28.81%        6.12%

   PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(9)
   Accumulation units outstanding                                  19,226          15,276        3,213
   Unit value                                                   $1.506687       $1.226204    $0.996127
   Net assets (thousands)                                             $29             $19           $3
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          0.53%           0.98%        3.78% *
   Total return                                                    22.87%          23.10%        2.99%

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             PERIOD ENDED
                                                                              DECEMBER 31,
                                                                --------------------------------------
SUBACCOUNT                                                        2004            2003         2002
----------                                                      ---------       ---------    ---------
   PHOENIX-NORTHERN DOW 30 SERIES(4)
   Accumulation units outstanding                                 160,609          67,186       10,082
   Unit value                                                   $1.052674       $1.016889    $0.807034
   Net assets (thousands)                                            $169             $68           $8
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          1.86%           2.04%        3.33% *
   Total return                                                     3.52%          26.00%      (8.16%)

   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(12)
   Accumulation units outstanding                                 125,131          22,061            -
   Unit value                                                   $1.089280       $1.000907            -
   Net assets (thousands)                                            $136             $22            -
   Mortality and expense ratio                                      1.10%           1.10% *          -
   Investment income ratio                                          0.70%               - *          -
   Total return                                                     8.83%          18.80%            -

   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(3)
   Accumulation units outstanding                                 142,128          54,377        9,841
   Unit value                                                   $1.419808       $1.192287    $0.855149
   Net assets (thousands)                                            $202             $65           $8
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          0.20%           0.30%        2.01% *
   Total return                                                    19.08%          39.42%     (14.10%)

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(3)
   Accumulation units outstanding                                  89,893          49,576       13,986
   Unit value                                                   $1.486092       $1.224876    $0.860888
   Net assets (thousands)                                            $134             $61          $12
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                              -               -        1.72% *
   Total return                                                    21.33%          42.28%     (16.01%)

   PHOENIX-SENECA MID-CAP GROWTH SERIES(7)
   Accumulation units outstanding                                  13,061           2,876        1,658
   Unit value                                                   $0.927472       $0.878714    $0.689640
   Net assets (thousands)                                             $12              $3           $1
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                              -               -            - *
   Total return                                                     5.55%          27.42%      (8.55%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             PERIOD ENDED
                                                                              DECEMBER 31,
                                                                --------------------------------------
SUBACCOUNT                                                        2004            2003         2002
----------                                                      ---------       ---------    ---------
   PHOENIX-SENECA STRATEGIC THEME SERIES(9)
   Accumulation units outstanding                                  16,780           9,334        2,598
   Unit value                                                   $0.978941       $0.938795    $0.691544
   Net assets (thousands)                                             $16              $9           $2
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                              -               -            - *
   Total return                                                     4.28%          35.75%      (5.36%)

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   AIM V.I. CAPITAL APPRECIATION FUND(6)
   Accumulation units outstanding                                 111,533          50,182        7,273
   Unit value                                                   $1.046120       $0.992023    $0.774432
   Net assets (thousands)                                            $117             $50           $6
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                              -               -            - *
   Total return                                                     5.45%          28.10%        0.62%

   AIM V.I. MID-CAP CORE EQUITY FUND(18)
   Accumulation units outstanding                                  34,956               -            -
   Unit value                                                   $1.016603               -            -
   Net assets (thousands)                                             $36               -            -
   Mortality and expense ratio                                      1.10% *             -            -
   Investment income ratio                                          1.94% *             -            -
   Total return                                                     1.89%               -            -

   AIM V.I. PREMIER EQUITY FUND(5)
   Accumulation units outstanding                                  22,046           5,809        1,258
   Unit value                                                   $0.948186       $0.906415    $0.732728
   Net assets (thousands)                                             $21              $5           $1
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          1.41%           0.37%        1.71% *
   Total return                                                     4.61%          23.70%      (2.11%)

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(2)
   Accumulation units outstanding                                 104,370          54,901        8,830
   Unit value                                                   $1.001150       $0.935667    $0.702220
   Net assets (thousands)                                            $104             $51           $6
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                              -               -            - *
   Total return                                                     7.00%          33.24%     (20.54%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             PERIOD ENDED
                                                                              DECEMBER 31,
                                                                --------------------------------------
SUBACCOUNT                                                        2004            2003         2002
----------                                                      ---------       ---------    ---------
FEDERATED INSURANCE SERIES
--------------------------
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(4)
   Accumulation units outstanding                               1,086,219         680,662      176,178
   Unit value                                                   $1.104429       $1.077799    $1.064602
   Net assets (thousands)                                          $1,200            $734         $188
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          4.22%           2.57%            - *
   Total return                                                     2.47%           1.24%        4.23%

   FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(6)
   Accumulation units outstanding                                 197,947          90,383       12,180
   Unit value                                                   $1.317971       $1.206428    $0.998099
   Net assets (thousands)                                            $261            $109          $12
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          6.17%           3.41%            - *
   Total return                                                     9.25%          20.87%        2.99%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP CONTRAFUND(R) PORTFOLIO(4)
   Accumulation units outstanding                                 237,591          73,197       13,247
   Unit value                                                   $1.290889       $1.131655    $0.891468
   Net assets (thousands)                                            $307             $83          $12
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          0.12%           0.14%            - *
   Total return                                                    14.07%          26.94%      (8.38%)

   VIP GROWTH OPPORTUNITIES PORTFOLIO(13)
   Accumulation units outstanding                                  22,000           4,166            -
   Unit value                                                   $1.070737       $1.011248            -
   Net assets (thousands)                                             $24              $4            -
   Mortality and expense ratio                                      1.10%           1.10% *          -
   Investment income ratio                                          0.18%               - *          -
   Total return                                                     5.88%          10.07%            -

   VIP GROWTH PORTFOLIO(4)
   Accumulation units outstanding                                 272,909         174,191       20,239
   Unit value                                                   $0.952234       $0.932396    $0.710001
   Net assets (thousands)                                            $260            $162          $14
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          0.14%           0.05%            - *
   Total return                                                     2.13%          31.32%     (11.44%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                              PERIOD ENDED
                                                                               DECEMBER 31,
                                                                 --------------------------------------
SUBACCOUNT                                                         2004            2003         2002
----------                                                       ---------       ---------    ---------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
   MUTUAL SHARES SECURITIES FUND(4)
   Accumulation units outstanding                                    168,007          50,823        2,340
   Unit value                                                      $1.201278       $1.078407    $0.871280
   Net assets (thousands)                                               $202             $55           $2
   Mortality and expense ratio                                         1.10%           1.10%        1.10% *
   Investment income ratio                                             0.78%           0.76%            - *
   Total return                                                       11.39%          23.77%      (8.05%)

   TEMPLETON FOREIGN SECURITIES FUND(7)
   Accumulation units outstanding                                    158,433          87,939       17,703
   Unit value                                                      $1.271465       $1.084634    $0.829488
   Net assets (thousands)                                               $201             $95          $15
   Mortality and expense ratio                                         1.10%           1.10%        1.10% *
   Investment income ratio                                             1.03%           0.98%            - *
   Total return                                                       17.23%          30.76%      (6.12%)

   TEMPLETON GROWTH SECURITIES FUND(4)
   Accumulation units outstanding                                    113,020          73,563        2,973
   Unit value                                                      $1.214381       $1.058280    $0.809808
   Net assets (thousands)                                               $137             $78           $2
   Mortality and expense ratio                                         1.10%           1.10%        1.10% *
   Investment income ratio                                             1.14%           0.99%            - *
   Total return                                                       14.75%          30.68%     (15.74%)

THE RYDEX VARIABLE TRUST
------------------------
   RYDEX VARIABLE TRUST SECTOR ROTATION FUND(15)
   Accumulation units outstanding                                      2,085           2,084            -
   Unit value                                                      $1.263440       $1.153868            -
   Net assets (thousands)                                                 $3              $2            -
   Mortality and expense ratio                                         1.10%           1.10% *          -
   Investment income ratio                                                 -               - *          -
   Total return                                                        9.50%           1.63%            -

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND(10)
   Accumulation units outstanding                                     43,626          22,429        2,914
   Unit value                                                      $1.262106       $1.071791    $0.812653
   Net assets (thousands)                                                $55             $24           $2
   Mortality and expense ratio                                         1.10%           1.10%        1.10% *
   Investment income ratio                                             1.93%           5.16%       18.11% *
   Total return                                                       17.76%          31.89%      (3.78%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             PERIOD ENDED
                                                                              DECEMBER 31,
                                                                --------------------------------------
SUBACCOUNT                                                        2004            2003         2002
----------                                                      ---------       ---------    ---------
   SCUDDER VIT EQUITY 500 INDEX FUND(4)
   Accumulation units outstanding                                 145,916          66,164        7,476
   Unit value                                                   $1.080575       $0.987948    $0.779451
   Net assets (thousands)                                            $158             $65           $6
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          0.85%           1.07%        6.98% *
   Total return                                                     9.38%          26.75%      (8.91%)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   TECHNOLOGY PORTFOLIO(11)
   Accumulation units outstanding                                   5,520           5,527            -
   Unit value                                                   $0.838345       $0.861843            -
   Net assets (thousands)                                              $5              $5            -
   Mortality and expense ratio                                      1.10%           1.10% *          -
   Investment income ratio                                              -               - *          -
   Total return                                                   (2.73%)          40.31%            -

WANGER ADVISORS TRUST
---------------------
   WANGER INTERNATIONAL SELECT(5)
   Accumulation units outstanding                                  21,854           6,378        1,060
   Unit value                                                   $1.528284       $1.242807    $0.889723
   Net assets (thousands)                                             $33              $8           $1
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          0.31%           0.27%            - *
   Total return                                                    22.97%          39.68%      (2.44%)

   WANGER INTERNATIONAL SMALL CAP(1)
   Accumulation units outstanding                                  87,483          55,570       20,950
   Unit value                                                   $1.664866       $1.292210    $0.877687
   Net assets (thousands)                                            $146             $72          $18
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                          0.59%           0.22%            - *
   Total return                                                    28.84%          47.23%     (20.02%)

   WANGER SELECT(5)
   Accumulation units outstanding                                  39,029          15,378        1,011
   Unit value                                                   $1.436568       $1.217501    $0.941688
   Net assets (thousands)                                             $56             $19           $1
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                              -               -            - *
   Total return                                                    17.99%          29.29%        5.10%

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             PERIOD ENDED
                                                                              DECEMBER 31,
                                                                --------------------------------------
SUBACCOUNT                                                        2004            2003         2002
----------                                                      ---------       ---------    ---------
   WANGER U.S. SMALLER COMPANIES(1)
   Accumulation units outstanding                                 221,233          95,748       26,347
   Unit value                                                   $1.390119       $1.187820    $0.838570
   Net assets (thousands)                                            $308            $114          $22
   Mortality and expense ratio                                      1.10%           1.10%        1.10% *
   Investment income ratio                                              -               -            - *
   Total return                                                    17.03%          41.65%     (12.81%)

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with currrent year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1)  From inception June 12, 2002 to December 31, 2002.
(2)  From inception June 14, 2002 to December 31, 2002.
(3)  From inception June 24, 2002 to December 31, 2002.
(4)  From inception July 1, 2002 to December 31, 2002.
(5)  From inception August 1, 2002 to December 31, 2002.
(6)  From inception September 3, 2002 to December 31, 2002.
(7)  From inception September 10, 2002 to December 31, 2002.
(8)  From inception October 1, 2002 to December 31, 2002.
(9)  From inception November 1, 2002 to December 31, 2002.
(10) From inception November 29, 2002 to December 31, 2002.
(11) From inception April 2, 2003 to December 31, 2003.
(12) From inception June 4, 2003 to December 31, 2003.
(13) From inception July 8, 2003 to December 31, 2003.
(14) From inception October 16, 2003 to December 31, 2003.
(15) From inception December 3, 2003 to December 31, 2003.
(16) From inception December 26, 2003 to December 31, 2003.
(17) From inception March 9, 2004 to December 31, 2004.
(18) From inception December 3, 2004 to December 31, 2004.
*    Annualized.

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                  SUBACCOUNT
                                         -----------------------------------------------------------------------------------

                                              PHOENIX-                                                     PHOENIX-ALLIANCE/
                                              ABERDEEN                                 PHOENIX-ALGER           BERNSTEIN
                                           INTERNATIONAL           PHOENIX-AIM           SMALL-CAP           ENHANCED INDEX
                                               SERIES             GROWTH SERIES        GROWTH SERIES             SERIES
                                         -----------------       ---------------       ---------------     -----------------
Accumulation units outstanding,
   beginning of period                              22,817                41,110                16,081                13,275
Participant deposits                                25,733                25,650                13,227                   -
Participant transfers                               48,499 (e)            31,035                 2,796                   123
Participant withdrawals                               (999)               (3,001)                 (731)                  (69)
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    96,050                94,794                31,373                13,329
                                         ===================================================================================

                                           PHOENIX-DUFF &           PHOENIX-              PHOENIX-              PHOENIX-
                                            PHELPS REAL             ENGEMANN              ENGEMANN              ENGEMANN
                                         ESTATE SECURITIES       CAPITAL GROWTH          GROWTH AND            SMALL-CAP
                                               SERIES                SERIES            INCOME SERIES         GROWTH SERIES
                                         -----------------       ---------------       ---------------     -----------------
Accumulation units outstanding,
   beginning of period                              67,513                40,748                87,635                34,295
Participant deposits                                87,105                68,687               107,383                15,208
Participant transfers                               19,591                17,792 (c)           131,488 (b)            (3,095)
Participant withdrawals                             (6,164)               (4,803)               (7,191)               (1,759)
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   168,045               122,424               319,315                44,649
                                         ===================================================================================

                                              PHOENIX-              PHOENIX-                                    PHOENIX-
                                              ENGEMANN              ENGEMANN              PHOENIX-           GOODWIN MULTI-
                                             STRATEGIC            VALUE EQUITY         GOODWIN MONEY          SECTOR FIXED
                                         ALLOCATION SERIES           SERIES            MARKET SERIES         INCOME SERIES
                                         -----------------       ---------------       ---------------     -----------------
Accumulation units outstanding,
   beginning of period                              32,102                95,486                36,410               163,807
Participant deposits                                 4,607                14,764               221,687                52,871
Participant transfers                                9,868               154,009 (d)          (157,294)              194,487 (a)
Participant withdrawals                               (455)               (6,673)               (8,902)              (28,939)
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    46,122               257,586                91,901               382,226
                                         ===================================================================================

                                              PHOENIX-
                                           GOODWIN MULTI-                              PHOENIX-KAYNE         PHOENIX-LAZARD
                                            SECTOR SHORT         PHOENIX-KAYNE           SMALL-CAP           INTERNATIONAL
                                             TERM BOND          RISING DIVIDENDS       QUALITY VALUE         EQUITY SELECT
                                               SERIES                SERIES                SERIES                SERIES
                                         -----------------       ---------------       ---------------     -----------------
Accumulation units outstanding,
   beginning of period                              12,457                26,543                   -                  66,385
Participant deposits                                15,592                67,436                 7,407               117,461
Participant transfers                               52,875                45,591                12,432                44,860
Participant withdrawals                            (16,061)               (2,303)                  -                  (6,799)
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    64,863               137,267                19,839               221,907
                                         ===================================================================================

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                  SUBACCOUNT
                                         -----------------------------------------------------------------------------------

                                           PHOENIX-LAZARD         PHOENIX-LORD          PHOENIX-LORD          PHOENIX-LORD
                                          SMALL-CAP VALUE         ABBETT BOND-        ABBETT LARGE-CAP       ABBETT MID-CAP
                                               SERIES           DEBENTURE SERIES        VALUE SERIES          VALUE SERIES
                                         -----------------     -------------------    ----------------      ----------------
Accumulation units outstanding,
   beginning of period                               7,065                  33,943              76,394                15,276
Participant deposits                                 7,996                  47,056             131,069                 3,259
Participant transfers                                  -                    34,592              47,805                 1,437
Participant withdrawals                                (39)                (11,248)             (5,550)                 (746)
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    15,022                 104,343             249,718                19,226
                                         ===================================================================================

                                              PHOENIX-              PHOENIX-          PHOENIX-SANFORD       PHOENIX-SANFORD
                                          NORTHERN DOW 30       NORTHERN NASDAQ-       BERNSTEIN MID-       BERNSTEIN SMALL-
                                               SERIES          100 INDEX(R) SERIES    CAP VALUE SERIES      CAP VALUE SERIES
                                         -----------------     -------------------    ----------------      ----------------
Accumulation units outstanding,
   beginning of period                              67,186                  22,061              54,377                49,576
Participant deposits                               104,086                 109,818              50,633                22,715
Participant transfers                                 (594)                 (1,829)             39,216                20,551
Participant withdrawals                            (10,069)                 (4,919)             (2,098)               (2,949)
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   160,609                 125,131             142,128                89,893
                                         ===================================================================================

                                           PHOENIX-SENECA        PHOENIX-SENECA       AIM V.I. CAPITAL
                                           MID-CAP GROWTH       STRATEGIC THEME         APPRECIATION        AIM V.I. MID-CAP
                                               SERIES                SERIES                 FUND            CORE EQUITY FUND
                                         -----------------      ----------------      ----------------     -----------------
Accumulation units outstanding,
   beginning of period                               2,876                 9,334                50,182                   -
Participant deposits                                10,195                 7,454                44,591                   -
Participant transfers                                  -                     -                  19,424                34,956 (f)
Participant withdrawals                                (10)                   (8)               (2,664)                  -
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    13,061                16,780               111,533                34,956
                                         ===================================================================================

                                                                                       FEDERATED FUND        FEDERATED HIGH
                                                                 ALGER AMERICAN           FOR U.S.            INCOME BOND
                                          AIM V.I. PREMIER      LEVERAGED ALLCAP         GOVERNMENT            FUND II --
                                            EQUITY FUND            PORTFOLIO           SECURITIES II         PRIMARY SHARES
                                         -----------------      ----------------       ---------------     -----------------
Accumulation units outstanding,
   beginning of period                               5,809                54,901               680,662                90,383
Participant deposits                                11,619                14,172               194,048                40,661
Participant transfers                                4,702                39,074               260,426                76,064
Participant withdrawals                                (84)               (3,777)              (48,917)               (9,161)
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    22,046               104,370             1,086,219               197,947
                                         ===================================================================================

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                  SUBACCOUNT
                                         -----------------------------------------------------------------------------------

                                                                   VIP GROWTH
                                          VIP CONTRAFUND(R)       OPPORTUNITIES          VIP GROWTH          MUTUAL SHARES
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO          SECURITIES FUND
                                         -----------------       ---------------       ---------------     -----------------
Accumulation units outstanding,
   beginning of period                              73,197                 4,166               174,191                50,823
Participant deposits                               134,472                 3,403                69,857                67,176
Participant transfers                               37,477                14,465                39,772                50,872
Participant withdrawals                             (7,555)                  (34)              (10,911)                 (864)
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   237,591                22,000               272,909               168,007
                                         ===================================================================================


                                                                                                              SCUDDER VIT
                                             TEMPLETON             TEMPLETON           RYDEX VARIABLE         EAFE(R) EQUITY
                                              FOREIGN                GROWTH             TRUST SECTOR             INDEX
                                          SECURITIES FUND       SECURITIES FUND        ROTATION FUND              FUND
                                         -----------------      ----------------       ---------------     -----------------
Accumulation units outstanding,
   beginning of period                              87,939                73,563                 2,084                22,429
Participant deposits                                58,502                32,789                   -                  22,377
Participant transfers                               15,630                12,954                     7                (1,072)
Participant withdrawals                             (3,638)               (6,286)                   (6)                 (108)
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   158,433               113,020                 2,085                43,626
                                         ===================================================================================


                                            SCUDDER VIT                                    WANGER                WANGER
                                          EQUITY 500 INDEX         TECHNOLOGY          INTERNATIONAL         INTERNATIONAL
                                                FUND               PORTFOLIO               SELECT              SMALL CAP
                                         -----------------       ---------------       ---------------     -----------------
Accumulation units outstanding,
   beginning of period                              66,164                 5,527                 6,378                55,570
Participant deposits                                86,459                   -                  15,943                30,543
Participant transfers                               19,177                   -                    (446)                2,149
Participant withdrawals                            (25,884)                   (7)                  (21)                 (779)
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   145,916                 5,520                21,854                87,483
                                         ===================================================================================

                                                                   WANGER U.S.
                                                                     SMALLER
                                           WANGER SELECT            COMPANIES
                                         -----------------       ---------------
Accumulation units outstanding,
   beginning of period                              15,378                95,748
Participant deposits                                18,459               101,221
Participant transfers                                5,602                28,326
Participant withdrawals                               (410)               (4,062)
                                         ---------------------------------------
Accumulation units outstanding,
   end of period                                    39,029               221,233
                                         =======================================

(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                  SUBACCOUNT
                                         -----------------------------------------------------------------------------------

                                              PHOENIX-                               PHOENIX-ALLIANCE/
                                              ABERDEEN            PHOENIX-AIM            BERNSTEIN         PHOENIX-ALLIANCE/
                                           INTERNATIONAL         MID-CAP EQUITY        ENHANCED INDEX       BERNSTEIN GROWTH
                                               SERIES                SERIES                SERIES            + VALUE SERIES
                                         -----------------       ---------------       ---------------     -----------------
Accumulation units outstanding,
   beginning of period                                 738                 2,370                 3,207                 3,070
Participant deposits                                18,694                   -                   9,955                10,069
Participant transfers                                3,394                 4,358                   129                 9,487
Participant withdrawals                                 (9)                   (4)                  (16)                  (10)
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    22,817                 6,724                13,275                22,616
                                         ===================================================================================

                                           PHOENIX-DUFF &           PHOENIX-              PHOENIX-
                                            PHELPS REAL             ENGEMANN           ENGEMANN SMALL           PHOENIX-
                                         ESTATE SECURITIES       CAPITAL GROWTH          & MID-CAP           GOODWIN MONEY
                                               SERIES                SERIES            GROWTH SERIES         MARKET SERIES
                                         -----------------       ---------------       ---------------     -----------------
Accumulation units outstanding,
   beginning of period                              15,203                15,010                 7,290                44,796
Participant deposits                                42,061                18,419                18,817                 6,934
Participant transfers                               10,249                 7,479                 8,190               (15,318)
Participant withdrawals                                -                    (160)                   (2)                   (2)
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    67,513                40,748                34,295                36,410
                                         ===================================================================================

                                                                    PHOENIX-
                                              PHOENIX-           GOODWIN MULTI-
                                           GOODWIN MULTI-         SECTOR SHORT         PHOENIX-JANUS         PHOENIX-KAYNE
                                            SECTOR FIXED           TERM BOND          FLEXIBLE INCOME       RISING DIVIDENDS
                                           INCOME SERIES             SERIES                SERIES                SERIES
                                         -----------------       ---------------       ---------------     -----------------
Accumulation units outstanding,
   beginning of period                              19,612                   -                  10,898                   617
Participant deposits                                83,859                   -                  30,373                14,533
Participant transfers                               63,497                12,466                16,712                11,396
Participant withdrawals                             (3,161)                   (9)               (2,912)                   (3)
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   163,807                12,457                55,071                26,543
                                         ===================================================================================

                                           PHOENIX-LAZARD
                                           INTERNATIONAL         PHOENIX-LAZARD        PHOENIX-LAZARD         PHOENIX-LORD
                                           EQUITY SELECT        SMALL-CAP VALUE        U.S. MULTI-CAP         ABBETT BOND-
                                               SERIES                SERIES                SERIES           DEBENTURE SERIES
                                         -----------------       ---------------       ---------------     -----------------
Accumulation units outstanding,
   beginning of period                              10,955                   -                     -                   2,806
Participant deposits                                36,613                   -                     -                  18,376
Participant transfers                               19,359                 7,065                   142                15,140
Participant withdrawals                               (542)                  -                     -                  (2,379)
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    66,385                 7,065                   142                33,943
                                         ===================================================================================

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                  SUBACCOUNT
                                         -----------------------------------------------------------------------------------

                                            PHOENIX-LORD          PHOENIX-LORD          PHOENIX-MFS           PHOENIX-MFS
                                          ABBETT LARGE-CAP       ABBETT MID-CAP       INVESTORS GROWTH      INVESTORS TRUST
                                            VALUE SERIES          VALUE SERIES          STOCK SERIES             SERIES
                                         -----------------       ---------------      ----------------     -----------------
Accumulation units outstanding,
   beginning of period                               9,126                 3,213                 9,123                 7,615
Participant deposits                                28,586                 5,111                18,793                13,415
Participant transfers                               40,837                 8,824                13,352                 6,775
Participant withdrawals                             (2,155)               (1,872)                 (158)                   (4)
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    76,394                15,276                41,110                27,801
                                         ===================================================================================

                                                                                          PHOENIX-              PHOENIX-
                                                                    PHOENIX-              NORTHERN          OAKHURST GROWTH
                                            PHOENIX-MFS         NORTHERN DOW 30          NASDAQ-100           AND INCOME
                                            VALUE SERIES             SERIES            INDEX(R) SERIES           SERIES
                                         -----------------      ----------------       ---------------     -----------------
Accumulation units outstanding,
   beginning of period                               6,243                10,082                   -                  20,480
Participant deposits                                49,921                47,377                22,054                45,507
Participant transfers                               14,821                 9,892                   148                23,111
Participant withdrawals                                (51)                 (165)                 (141)               (1,463)
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    70,934                67,186                22,061                87,635
                                         ===================================================================================

                                              PHOENIX-
                                              OAKHURST              PHOENIX-          PHOENIX-SANFORD       PHOENIX-SANFORD
                                             STRATEGIC           OAKHURST VALUE       BERNSTEIN GLOBAL       BERNSTEIN MID-
                                         ALLOCATION SERIES       EQUITY SERIES          VALUE SERIES        CAP VALUE SERIES
                                         -----------------       ---------------      ----------------     -----------------
Accumulation units outstanding,
   beginning of period                              11,539                22,768                 2,987                 9,841
Participant deposits                                 7,949                64,802                18,564                29,485
Participant transfers                               13,678                 8,131                 4,659                15,063
Participant withdrawals                             (1,064)                 (215)                  (78)                  (12)
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    32,102                95,486                26,132                54,377
                                         ===================================================================================

                                                                                                             PHOENIX-STATE
                                          PHOENIX-SANFORD        PHOENIX-SENECA        PHOENIX-SENECA       STREET RESEARCH
                                          BERNSTEIN SMALL-       MID-CAP GROWTH       STRATEGIC THEME          SMALL-CAP
                                          CAP VALUE SERIES           SERIES                SERIES            GROWTH SERIES
                                         -----------------       ---------------      ----------------     -----------------
Accumulation units outstanding,
   beginning of period                              13,986                 1,658                 2,598                 1,400
Participant deposits                                22,835                 1,229                    10                13,357
Participant transfers                               12,806                   -                   6,726                 1,520
Participant withdrawals                                (51)                  (11)                  -                    (196)
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    49,576                 2,876                 9,334                16,081
                                         ===================================================================================

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                           SUBACCOUNT
                                         -----------------------------------------------------------------------------------

                                                                                                             FEDERATED FUND
                                          AIM V.I. CAPITAL                             ALGER AMERICAN           FOR U.S.
                                            APPRECIATION        AIM V.I. PREMIER      LEVERAGED ALLCAP         GOVERNMENT
                                                FUND              EQUITY FUND            PORTFOLIO           SECURITIES II
                                         -----------------      ----------------      ----------------     -----------------
Accumulation units outstanding,
   beginning of period                               7,273                 1,258                 8,830               176,178
Participant deposits                                30,901                 2,704                29,992               186,894
Participant transfers                               12,248                 1,849                16,456               332,159
Participant withdrawals                               (240)                   (2)                 (377)              (14,569)
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    50,182                 5,809                54,901               680,662
                                         ===================================================================================

                                           FEDERATED HIGH
                                            INCOME BOND                                  VIP GROWTH
                                              FUND II --       VIP CONTRAFUND(R)       OPPORTUNITIES          VIP GROWTH
                                           PRIMARY SHARES          PORTFOLIO             PORTFOLIO             PORTFOLIO
                                         -----------------     -----------------       ---------------     -----------------
Accumulation units outstanding,
   beginning of period                              12,180                13,247                   -                  20,239
Participant deposits                                 8,225                35,491                 5,409               114,197
Participant transfers                               73,157                24,499                (1,233)               40,166
Participant withdrawals                             (3,179)                  (40)                  (10)                 (411)
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    90,383                73,197                 4,166               174,191
                                         ===================================================================================

                                                                   TEMPLETON             TEMPLETON           RYDEX VARIABLE
                                           MUTUAL SHARES            FOREIGN                GROWTH             TRUST SECTOR
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND        ROTATION FUND
                                         -----------------      ----------------      ----------------     -----------------
Accumulation units outstanding,
   beginning of period                               2,340                17,703                 2,973                   -
Participant deposits                                32,186                50,846                67,318                 2,084
Participant transfers                               16,399                19,575                 3,419                   -
Participant withdrawals                               (102)                 (185)                 (147)                  -
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    50,823                87,939                73,563                 2,084
                                         ===================================================================================

                                             SCUDDER VIT
                                            EAFE(R) EQUITY         SCUDDER VIT
                                               INDEX            EQUITY 500 INDEX         TECHNOLOGY          WANGER FOREIGN
                                                FUND                  FUND                PORTFOLIO              FORTY
                                         -----------------      ----------------       ---------------     -----------------
Accumulation units outstanding,
   beginning of period                               2,914                 7,476                   -                   1,060
Participant deposits                                21,062                48,213                 5,527                 3,862
Participant transfers                               (1,547)               10,552                   -                   1,458
Participant withdrawals                                -                     (77)                  -                      (2)
                                         -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    22,429                66,164                 5,527                 6,378
                                         ===================================================================================

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                   SUBACCOUNT
                                         -------------------------------------------------------------

                                               WANGER                                    WANGER U.S.
                                           INTERNATIONAL                                   SMALLER
                                             SMALL CAP            WANGER TWENTY           COMPANIES
                                         -----------------       ---------------       ---------------
Accumulation units outstanding,
   beginning of period                              20,950                 1,011                26,347
Participant deposits                                17,074                 6,664                47,176
Participant transfers                               17,802                 7,705                22,314
Participant withdrawals                               (256)                   (2)                  (89)
                                         -------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    55,570                15,378                95,748
                                         =============================================================

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

      Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

      Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges each subaccount the daily equivalent of .975% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

      As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro rata basis from the subaccounts and Guaranteed Interest Account in which contract/policy owners have an interest. Such fees aggregated $1,837, $925 and $0 during the years ended December 31, 2004, 2003 and 2002, respectively.

      PEPCO is the principal underwriter and distributor for the Account.

      On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $9,875, $497 and $0 during the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

      The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

      The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix believes that each of the subaccounts satisfies the current requirements of the regulations. Phoenix intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

      On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

      On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

      On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

      On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

      On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

      On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

      On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

      Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

      On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

      At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

      The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

      Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

      The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--OTHER

      Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

      The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

      The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies

                 PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

      Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

      Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

      Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account (Phoenix Spectrum Edge(R) (Death Benefit Option 1)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Accumulation Account (Phoenix Spectrum Edge(R) (Death Benefit Option 1)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2005

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

A N N U A L   R E P O R T
          Phoenix Spectrum Edge(R)

                                                 V a r i a b l e   A n n u i t y



              P H O E N I X   L I F E   V A R I A B L E  A C C U M U L A T I O N
                                                                   A C C O U N T
                                                               DECEMBER 31, 2004

                                                          DEATH BENEFIT OPTION 2





                                [LOGO] PHOENIX(R)

                 VA0560AR22 (C) 2005  The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                  PHOENIX-                                  PHOENIX-ALGER        PHOENIX-ALLIANCE/
                                                  ABERDEEN              PHOENIX-AIM           SMALL-CAP             BERNSTEIN
                                                INTERNATIONAL             GROWTH                GROWTH            ENHANCED INDEX
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
ASSETS
  Investment at cost                        $            209,183     $        155,110     $          89,963     $          70,091
                                            ====================     ================     =================     =================
  Investment at market                      $            267,428     $        172,939     $          89,722     $          84,534
                                            --------------------     ----------------     -----------------     -----------------
    Total assets                                         267,428              172,939                89,722                84,534
LIABILITIES
  Accrued expenses                                           275                  177                    91                    87
                                            --------------------     ----------------     -----------------     -----------------
NET ASSETS                                  $            267,153     $        172,762     $          89,631     $          84,447
                                            ====================     ================     =================     =================
Accumulation units outstanding                           199,182              192,387                58,468                81,465
                                            ====================     ================     =================     =================
Unit value                                  $           1.341250     $       0.897992     $        1.532968     $        1.036600
                                            ====================     ================     =================     =================

                                                                                               PHOENIX-              PHOENIX-
                                               PHOENIX-DUFF &            PHOENIX-              ENGEMANN              ENGEMANN
                                                 PHELPS REAL             ENGEMANN             GROWTH AND            SMALL-CAP
                                              ESTATE SECURITIES       CAPITAL GROWTH            INCOME                GROWTH
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
ASSETS
  Investment at cost                        $            582,697     $        588,038     $         850,217     $         126,159
                                            ====================     ================     =================     =================
  Investment at market                      $            751,509     $        650,950     $         942,426     $         146,502
                                            --------------------     ----------------     -----------------     -----------------
    Total assets                                         751,509              650,950               942,426               146,502
LIABILITIES
  Accrued expenses                                           785                  680                   971                   150
                                            --------------------     ----------------     -----------------     -----------------
NET ASSETS                                  $            750,724     $        650,270     $         941,455     $         146,352
                                            ====================     ================     =================     =================
Accumulation units outstanding                           383,859              641,045               881,959               119,958
                                            ====================     ================     =================     =================
Unit value                                  $           1.955726     $       1.014390     $        1.067458     $        1.220024
                                            ====================     ================     =================     =================

                                                  PHOENIX-                                                           PHOENIX-
                                                  ENGEMANN               PHOENIX-              PHOENIX-           GOODWIN MULTI-
                                                  STRATEGIC           ENGEMANN VALUE        GOODWIN MONEY          SECTOR FIXED
                                                 ALLOCATION               EQUITY                MARKET                INCOME
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
ASSETS
  Investment at cost                        $            593,355     $        622,925     $         390,353     $       1,205,852
                                            ====================     ================     =================     =================
  Investment at market                      $            645,823     $        723,854     $         390,353     $       1,230,749
                                            --------------------     ----------------     -----------------     -----------------
    Total assets                                         645,823              723,854               390,353             1,230,749
LIABILITIES
  Accrued expenses                                           684                  756                   406                 1,291
                                            --------------------     ----------------     -----------------     -----------------
NET ASSETS                                  $            645,139     $        723,098     $         389,947     $       1,229,458
                                            ====================     ================     =================     =================
Accumulation units outstanding                           573,025              670,767               393,642               959,564
                                            ====================     ================     =================     =================
Unit value                                  $           1.125849     $       1.078016     $        0.990612     $        1.281267
                                            ====================     ================     =================     =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                  PHOENIX-
                                               GOODWIN MULTI-                               PHOENIX-KAYNE         PHOENIX-LAZARD
                                                SECTOR SHORT           PHOENIX-KAYNE          SMALL-CAP           INTERNATIONAL
                                                  TERM BOND          RISING DIVIDENDS       QUALITY VALUE         EQUITY SELECT
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
ASSETS
  Investment at cost                        $            149,429     $        227,952     $          90,803     $         388,727
                                            ====================     ================     =================     =================
  Investment at market                      $            150,112     $        237,663     $         102,328     $         463,762
                                            --------------------     ----------------     -----------------     -----------------
    Total assets                                         150,112              237,663               102,328               463,762
LIABILITIES
  Accrued expenses                                           158                  245                   105                   470
                                            --------------------     ----------------     -----------------     -----------------
NET ASSETS                                  $            149,954     $        237,418     $         102,223     $         463,292
                                            ====================     ================     =================     =================
Accumulation units outstanding                           141,041              202,140                68,985               331,421
                                            ====================     ================     =================     =================
Unit value                                  $           1.063194     $       1.174521     $        1.481812     $        1.397899
                                            ====================     ================     =================     =================

                                                                       PHOENIX-LORD          PHOENIX-LORD          PHOENIX-LORD
                                               PHOENIX-LAZARD          ABBETT BOND-        ABBETT LARGE-CAP           ABBETT
                                               SMALL-CAP VALUE           DEBENTURE              VALUE             MID-CAP VALUE
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
ASSETS
  Investment at cost                        $             45,824     $        188,964     $         525,891     $         160,327
                                            ====================     ================     =================     =================
  Investment at market                      $             47,903     $        194,600     $         606,324     $         187,774
                                            --------------------     ----------------     -----------------     -----------------
    Total assets                                          47,903              194,600               606,324               187,774
LIABILITIES
  Accrued expenses                                            50                  205                   616                   196
                                            --------------------     ----------------     -----------------     -----------------
NET ASSETS                                  $             47,853     $        194,395     $         605,708     $         187,578
                                            ====================     ================     =================     =================
Accumulation units outstanding                            31,702              147,506               428,689               124,948
                                            ====================     ================     =================     =================
Unit value                                  $           1.509466     $       1.317888     $        1.412930     $        1.501244
                                            ====================     ================     =================     =================

                                                                         PHOENIX-
                                                                         NORTHERN          PHOENIX-SANFORD       PHOENIX-SANFORD
                                                  PHOENIX-              NASDAQ-100          BERNSTEIN MID-       BERNSTEIN SMALL-
                                               NORTHERN DOW 30           INDEX(R)             CAP VALUE             CAP VALUE
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
ASSETS
  Investment at cost                        $            116,052     $        415,925     $         570,999     $         330,236
                                            ====================     ================     =================     =================
  Investment at market                      $            135,926     $        506,005     $         682,601     $         416,912
                                            --------------------     ----------------     -----------------     -----------------
    Total assets                                         135,926              506,005               682,601               416,912
LIABILITIES
  Accrued expenses                                           148                  532                   713                   445
                                            --------------------     ----------------     -----------------     -----------------
NET ASSETS                                  $            135,778     $        505,473     $         681,888     $         416,467
                                            ====================     ================     =================     =================
Accumulation units outstanding                           129,541              466,037               482,328               281,453
                                            ====================     ================     =================     =================
Unit value                                  $           1.048151     $       1.084618     $        1.413742     $        1.479710
                                            ====================     ================     =================     =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                               PHOENIX-SENECA         PHOENIX-SENECA       AIM V.I. CAPITAL      AIM V.I. MID-CAP
                                               MID-CAP GROWTH         STRATEGIC THEME        APPRECIATION          CORE EQUITY
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
ASSETS
  Investment at cost                        $             94,994     $        270,368     $         263,689     $         108,562
                                            ====================     ================     =================     =================
  Investment at market                      $            114,625     $        305,396     $         302,360     $         105,977
                                            --------------------     ----------------     -----------------     -----------------
    Total assets                                         114,625              305,396               302,360               105,977
LIABILITIES
  Accrued expenses                                           118                  317                   307                    98
                                            --------------------     ----------------     -----------------     -----------------
NET ASSETS                                  $            114,507     $        305,079     $         302,053     $         105,879
                                            ====================     ================     =================     =================
Accumulation units outstanding                           123,994              312,991               289,986               104,163
                                            ====================     ================     =================     =================
Unit value                                  $           0.923485     $       0.974721     $        1.041611     $        1.016476
                                            ====================     ================     =================     =================

                                                                                            FEDERATED FUND        FEDERATED HIGH
                                                                      ALGER AMERICAN           FOR U.S.            INCOME BOND
                                              AIM V.I. PREMIER           LEVERAGED            GOVERNMENT            FUND II --
                                                   EQUITY                 ALLCAP            SECURITIES II         PRIMARY SHARES
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
ASSETS
  Investment at cost                        $             68,861     $         30,437     $       1,371,954     $         267,665
                                            ====================     ================     =================     =================
  Investment at market                      $             81,790     $         40,519     $       1,361,256     $         294,307
                                            --------------------     ----------------     -----------------     -----------------
    Total assets                                          81,790               40,519             1,361,256               294,307
LIABILITIES
  Accrued expenses                                            82                   55                 1,406                   310
                                            --------------------     ----------------     -----------------     -----------------
NET ASSETS                                  $             81,708     $         40,464     $       1,359,850     $         293,997
                                            ====================     ================     =================     =================
Accumulation units outstanding                            86,544               40,592             1,236,574               224,036
                                            ====================     ================     =================     =================
Unit value                                  $           0.944115     $       0.996842     $        1.099692     $        1.312276
                                            ====================     ================     =================     =================

                                                                        VIP GROWTH                                MUTUAL SHARES
                                              VIP CONTRAFUND(R)        OPPORTUNITIES          VIP GROWTH            SECURITIES
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
ASSETS
  Investment at cost                        $            393,997     $         45,774     $         324,658     $          82,808
                                            ====================     ================     =================     =================
  Investment at market                      $            460,821     $         48,943     $         357,828     $         101,780
                                            --------------------     ----------------     -----------------     -----------------
    Total assets                                         460,821               48,943               357,828               101,780
LIABILITIES
  Accrued expenses                                           462                   48                   366                   105
                                            --------------------     ----------------     -----------------     -----------------
NET ASSETS                                  $            460,359     $         48,895     $         357,462     $         101,675
                                            ====================     ================     =================     =================
Accumulation units outstanding                           358,166               45,862               377,014                85,005
                                            ====================     ================     =================     =================
Unit value                                  $           1.285324     $       1.066137     $        0.948140     $        1.196106
                                            ====================     ================     =================     =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                 TEMPLETON              TEMPLETON                                RYDEX VARIABLE
                                                  FOREIGN                GROWTH            RYDEX VARIABLE         TRUST SECTOR
                                                 SECURITIES             SECURITIES           TRUST JUNO             ROTATION
                                                 SUBACCOUNT             SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
ASSETS
  Investment at cost                        $            242,136     $        119,936     $         171,117     $           4,833
                                            ====================     ================     =================     =================
  Investment at market                      $            311,974     $        146,233     $         141,971     $           5,465
                                            --------------------     ----------------     -----------------     -----------------
    Total assets                                         311,974              146,233               141,971                 5,465
LIABILITIES
  Accrued expenses                                           321                  152                   150                     6
                                            --------------------     ----------------     -----------------     -----------------
NET ASSETS                                  $            311,653     $        146,081     $         141,821     $           5,459
                                            ====================     ================     =================     =================
Accumulation units outstanding                           246,167              120,811               152,871                 4,332
                                            ====================     ================     =================     =================
Unit value                                  $           1.266018     $       1.209169     $        0.927719     $        1.260424
                                            ====================     ================     =================     =================

                                                 SCUDDER VIT                                                          WANGER
                                               EAFE(R) EQUITY           SCUDDER VIT                               INTERNATIONAL
                                                    INDEX            EQUITY 500 INDEX         TECHNOLOGY              SELECT
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
ASSETS
  Investment at cost                        $             44,820     $        559,124     $          83,568     $          95,833
                                            ====================     ================     =================     =================
  Investment at market                      $             53,228     $        640,439     $         103,233     $         114,952
                                            --------------------     ----------------     -----------------     -----------------
    Total assets                                          53,228              640,439               103,233               114,952
LIABILITIES
  Accrued expenses                                            55                  664                   112                   114
                                            --------------------     ----------------     -----------------     -----------------
NET ASSETS                                  $             53,173     $        639,775     $         103,121     $         114,838
                                            ====================     ================     =================     =================
Accumulation units outstanding                            42,313              594,623               123,535                75,464
                                            ====================     ================     =================     =================
Unit value                                  $           1.256681     $       1.075934     $        0.834751     $        1.521743
                                            ====================     ================     =================     =================

                                                   WANGER                                    WANGER U.S.
                                                INTERNATIONAL                                  SMALLER
                                                  SMALL CAP            WANGER SELECT          COMPANIES
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------
ASSETS
  Investment at cost                        $            233,342     $        115,992     $         508,352
                                            ====================     ================     =================
  Investment at market                      $            352,824     $        134,102     $         686,392
                                            --------------------     ----------------     -----------------
    Total assets                                         352,824              134,102               686,392
LIABILITIES
  Accrued expenses                                           361                  135                   711
                                            --------------------     ----------------     -----------------
NET ASSETS                                  $            352,463     $        133,967     $         685,681
                                            ====================     ================     =================
Accumulation units outstanding                           212,619               93,655               495,382
                                            ====================     ================     =================
Unit value                                  $           1.657719     $       1.430419     $        1.384146
                                            ====================     ================     =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                  PHOENIX-                                  PHOENIX-ALGER        PHOENIX-ALLIANCE/
                                                  ABERDEEN              PHOENIX-AIM           SMALL-CAP             BERNSTEIN
                                                INTERNATIONAL             GROWTH                GROWTH            ENHANCED INDEX
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
Investment income
  Distributions                             $              5,708     $            162     $             -       $           1,115
Expenses
  Mortality and expense fees                               2,171                2,045                   721                   868
  Indexing (gain) loss                                        62                   28                    11                    15
                                            --------------------     ----------------     -----------------     -----------------
Net investment income (loss)                               3,475               (1,911)                 (732)                  232
                                            --------------------     ----------------     -----------------     -----------------
Net realized gain (loss) from share
  transactions                                               121                 (703)                  830                   (19)
Net realized gain distribution from Fund                     -                    -                   1,113                   -
Net change in unrealized appreciation
  (depreciation) on investment                            35,690                5,784                (2,680)                6,414
                                            --------------------     ----------------     -----------------     -----------------
Net gain (loss) on investment                             35,811                5,081                  (737)                6,395
Net increase (decrease) in net assets
  resulting from operations                 $             39,286     $          3,170     $          (1,469)    $           6,627
                                            ====================     ================     =================     =================

                                                                                               PHOENIX-              PHOENIX-
                                               PHOENIX-DUFF &            PHOENIX-              ENGEMANN              ENGEMANN
                                                 PHELPS REAL             ENGEMANN             GROWTH AND            SMALL-CAP
                                              ESTATE SECURITIES       CAPITAL GROWTH            INCOME                GROWTH
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
Investment income
  Distributions                             $             14,710     $          5,534     $           9,106     $             -
Expenses
  Mortality and expense fees                               7,081                7,173                 7,449                 1,480
  Indexing (gain) loss                                       243                   97                   132                    36
                                            --------------------     ----------------     -----------------     -----------------
Net investment income (loss)                               7,386               (1,736)                1,525                (1,516)
                                            --------------------     ----------------     -----------------     -----------------
Net realized gain (loss) from share
   transactions                                              536                   46                   208                    44
Net realized gain distribution from Fund                  60,079                  -                     -                     -
Net change in unrealized appreciation
   (depreciation) on investment                          105,374               24,451                65,865                 9,427
                                            --------------------     ----------------     -----------------     -----------------
Net gain (loss) on investment                            165,989               24,497                66,073                 9,471
Net increase (decrease) in net assets
   resulting from operations                $            173,375     $         22,761     $          67,598     $           7,955
                                            ====================     ================     =================     =================

                                                  PHOENIX-                                                           PHOENIX-
                                                  ENGEMANN               PHOENIX-              PHOENIX-           GOODWIN MULTI-
                                                  STRATEGIC           ENGEMANN VALUE        GOODWIN MONEY          SECTOR FIXED
                                                 ALLOCATION               EQUITY                MARKET                INCOME
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
Investment income
  Distributions                             $             16,462     $          5,275     $           2,955     $          60,898
Expenses
  Mortality and expense fees                               7,577                6,812                 4,633                11,901
  Indexing (gain) loss                                        94                  125                    36                   129
                                            --------------------     ----------------     -----------------     -----------------
Net investment income (loss)                               8,791               (1,662)               (1,714)               48,868
                                            --------------------     ----------------     -----------------     -----------------
Net realized gain (loss) from share
  transactions                                             2,584                  367                   -                     764
Net realized gain distribution from Fund                  16,249                  -                     -                     -
Net change in unrealized appreciation
  (depreciation) on investment                             9,733               66,898                   -                   9,244
                                            --------------------     ----------------     -----------------     -----------------
Net gain (loss) on investment                             28,566               67,265                   -                  10,008
Net increase (decrease) in net assets
  resulting from operations                 $             37,357     $         65,603     $          (1,714)    $          58,876
                                            ====================     ================     =================     =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                  PHOENIX-
                                               GOODWIN MULTI-                               PHOENIX-KAYNE         PHOENIX-LAZARD
                                                SECTOR SHORT           PHOENIX-KAYNE          SMALL-CAP           INTERNATIONAL
                                                  TERM BOND          RISING DIVIDENDS       QUALITY VALUE         EQUITY SELECT
                                                 SUBACCOUNT             SUBACCOUNT          SUBACCOUNT(1)           SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
Investment income
  Distributions                             $              5,482     $          3,185     $             706     $           4,611
Expenses
  Mortality and expense fees                               1,417                2,458                   383                 4,117
  Indexing (gain) loss                                        13                   33                    11                    92
                                            --------------------     ----------------     -----------------     -----------------
Net investment income (loss)                               4,052                  694                   312                   402
                                            --------------------     ----------------     -----------------     -----------------
Net realized gain (loss) from share
  transactions                                                (1)                  11                   401                   (30)
Net realized gain distribution from Fund                     -                    -                     777                 2,573
Net change in unrealized appreciation
  (depreciation) on investment                               634                5,751                11,525                48,929
                                            --------------------     ----------------     -----------------     -----------------
Net gain (loss) on investment                                633                5,762                12,703                51,472
Net increase (decrease) in net assets
  resulting from operations                 $              4,685     $          6,456     $          13,015     $          51,874
                                            ====================     ================     =================     =================

                                                                       PHOENIX-LORD          PHOENIX-LORD          PHOENIX-LORD
                                               PHOENIX-LAZARD          ABBETT BOND-        ABBETT LARGE-CAP       ABBETT MID-CAP
                                               SMALL-CAP VALUE           DEBENTURE              VALUE                 VALUE
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
Investment income
  Distributions                             $                -       $          8,035     $           4,388     $             663
Expenses
  Mortality and expense fees                                 530                1,720                 5,251                 1,070
  Indexing (gain) loss                                        12                   20                   107                    30
                                            --------------------     ----------------     -----------------     -----------------
Net investment income (loss)                                (542)               6,295                  (970)                 (437)
                                            --------------------     ----------------     -----------------     -----------------
Net realized gain (loss) from share
  transactions                                               275                   (7)                 (164)                  414
Net realized gain distribution from Fund                   3,865                2,530                 2,300                 1,094
Net change in unrealized appreciation
  (depreciation) on investment                             1,539                2,594                54,268                24,997
                                            --------------------     ----------------     -----------------     -----------------
Net gain (loss) on investment                              5,679                5,117                56,404                26,505
Net increase (decrease) in net assets
  resulting from operations                 $              5,137     $         11,412     $          55,434     $          26,068
                                            ====================     ================     =================     =================

                                                                         PHOENIX-
                                                                         NORTHERN          PHOENIX-SANFORD       PHOENIX-SANFORD
                                                  PHOENIX-              NASDAQ-100          BERNSTEIN MID-       BERNSTEIN SMALL-
                                               NORTHERN DOW 30           INDEX(R)             CAP VALUE             CAP VALUE
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
Investment income
  Distributions                             $              2,184     $          2,812     $           1,025     $             -
Expenses
  Mortality and expense fees                               1,583                5,396                 6,800                 4,368
  Indexing (gain) loss                                        21                  113                   155                   117
                                            --------------------     ----------------     -----------------     -----------------
Net investment income (loss)                                 580               (2,697)               (5,930)               (4,485)
                                            --------------------     ----------------     -----------------     -----------------
Net realized gain (loss) from share
   transactions                                              325                 (233)                  601                 2,923
Net realized gain distribution from Fund                     -                    -                  46,872                33,716
Net change in unrealized appreciation
   (depreciation) on investment                            3,492               42,786                58,127                41,093
                                            --------------------     ----------------     -----------------     -----------------
Net gain (loss) on investment                              3,817               42,553               105,600                77,732
Net increase (decrease) in net assets
   resulting from operations                $              4,397     $         39,856     $          99,670     $          73,247
                                            ====================     ================     =================     =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                               PHOENIX-SENECA         PHOENIX-SENECA       AIM V.I. CAPITAL      AIM V.I. MID-CAP
                                               MID-CAP GROWTH         STRATEGIC THEME        APPRECIATION          CORE EQUITY
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT          SUBACCOUNT(3)
                                            --------------------     ----------------     -----------------     -----------------
Investment income
  Distributions                             $                -       $            -       $             -       $             151
Expenses
  Mortality and expense fees                               1,307                2,983                 2,818                    98
  Indexing (gain) loss                                        25                   55                    48                     2
                                            --------------------     ----------------     -----------------     -----------------
Net investment income (loss)                              (1,332)              (3,038)               (2,866)                   51
                                            --------------------     ----------------     -----------------     -----------------
Net realized gain (loss) from share
  transactions                                            (1,254)                 (65)                  142                   -
Net realized gain distribution from Fund                     -                    -                     -                   4,453
Net change in unrealized appreciation
  (depreciation) on investment                             6,608               17,140                17,611                (2,585)
                                            --------------------     ----------------     -----------------     -----------------
Net gain (loss) on investment                              5,354               17,075                17,753                 1,868
Net increase (decrease) in net assets
  resulting from operations                 $              4,022     $         14,037     $          14,887     $           1,919
                                            ====================     ================     =================     =================

                                                                                            FEDERATED FUND        FEDERATED HIGH
                                                                      ALGER AMERICAN           FOR U.S.            INCOME BOND
                                              AIM V.I. PREMIER           LEVERAGED            GOVERNMENT            FUND II --
                                                   EQUITY                 ALLCAP            SECURITIES II         PRIMARY SHARES
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
Investment income
  Distributions                             $                354     $            -       $          50,368     $          14,209
Expenses
  Mortality and expense fees                                 743                  877                14,876                 2,831
  Indexing (gain) loss                                        12                   16                   121                    35
                                            --------------------     ----------------     -----------------     -----------------
Net investment income (loss)                                (401)                (893)               35,371                11,343
                                            --------------------     ----------------     -----------------     -----------------
Net realized gain (loss) from share
  transactions                                                12                6,894                 1,119                    43
Net realized gain distribution from Fund                     -                    -                   5,882                   -
Net change in unrealized appreciation
  (depreciation) on investment                             4,478               (4,049)              (14,721)                9,775
                                            --------------------     ----------------     -----------------     -----------------
Net gain (loss) on investment                              4,490                2,845                (7,720)                9,818
Net increase (decrease) in net assets
  resulting from operations                 $              4,089     $          1,952     $          27,651     $          21,161
                                            ====================     ================     =================     =================

                                                                        VIP GROWTH                                MUTUAL SHARES
                                              VIP CONTRAFUND(R)        OPPORTUNITIES          VIP GROWTH            SECURITIES
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
Investment income
  Distributions                             $                488     $             40     $             221     $             711
Expenses
  Mortality and expense fees                               3,601                  293                 3,180                 1,261
  Indexing (gain) loss                                        77                    6                    54                    22
                                            --------------------     ----------------     -----------------     -----------------
Net investment income (loss)                              (3,190)                (259)               (3,013)                 (572)
                                            --------------------     ----------------     -----------------     -----------------
Net realized gain (loss) from share
  transactions                                               (89)                 109                 1,256                  (270)
Net realized gain distribution from Fund                     -                    -                     -                     -
Net change in unrealized appreciation
  (depreciation) on investment                            50,276                2,875                10,838                10,398
                                            --------------------     ----------------     -----------------     -----------------
Net gain (loss) on investment                             50,187                2,984                12,094                10,128
Net increase (decrease) in net assets
  resulting from operations                 $             46,997     $          2,725     $           9,081     $           9,556
                                            ====================     ================     =================     =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                 TEMPLETON              TEMPLETON                                RYDEX VARIABLE
                                                  FOREIGN                GROWTH             RYDEX VARIABLE        TRUST SECTOR
                                                 SECURITIES             SECURITIES            TRUST JUNO            ROTATION
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT          SUBACCOUNT(2)
                                            --------------------     ----------------     -----------------     -----------------
Investment income
  Distributions                             $              3,027     $          1,518     $             -       $             -
Expenses
  Mortality and expense fees                               3,368                1,504                 1,854                    41
  Indexing (gain) loss                                        78                   33                     9                     1
                                            --------------------     ----------------     -----------------     -----------------
Net investment income (loss)                                (419)                 (19)               (1,863)                  (42)
                                            --------------------     ----------------     -----------------     -----------------
Net realized gain (loss) from share
  transactions                                               731                  217                   (45)                    4
Net realized gain distribution from Fund                     -                    -                   1,475                   -
Net change in unrealized appreciation
  (depreciation) on investment                            42,547               16,462               (18,215)                  632
                                            --------------------     ----------------     -----------------     -----------------
Net gain (loss) on investment                             43,278               16,679               (16,785)                  636
Net increase (decrease) in net assets
  resulting from operations                 $             42,859     $         16,660     $         (18,648)    $             594
                                            ====================     ================     =================     =================

                                                 SCUDDER VIT                                                         WANGER
                                               EAFE(R) EQUITY           SCUDDER VIT                               INTERNATIONAL
                                                    INDEX             EQUITY 500 INDEX        TECHNOLOGY              SELECT
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
Investment income
  Distributions                             $              1,110     $          5,798     $             -       $              48
Expenses
  Mortality and expense fees                                 528                6,685                 1,181                   781
  Indexing (gain) loss                                        14                  113                    19                    24
                                            --------------------     ----------------     -----------------     -----------------
Net investment income (loss)                                 568               (1,000)               (1,200)                 (757)
                                            --------------------     ----------------     -----------------     -----------------
Net realized gain (loss) from share
  transactions                                               118                  324                   153                   128
Net realized gain distribution from Fund                     -                    -                     -                     -
Net change in unrealized appreciation
  (depreciation) on investment                             6,712               51,674                  (248)               15,961
                                            --------------------     ----------------     -----------------     -----------------
Net gain (loss) on investment                              6,830               51,998                   (95)               16,089
Net increase (decrease) in net assets
  resulting from operations                 $              7,398     $         50,998     $          (1,295)    $          15,332
                                            ====================     ================     =================     =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                   WANGER                                    WANGER U.S.
                                                INTERNATIONAL                                  SMALLER
                                                  SMALL CAP            WANGER SELECT          COMPANIES
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------
Investment income
  Distributions                             $              1,312     $            -       $             -
Expenses
  Mortality and expense fees                               3,195                1,022                 7,163
  Indexing (gain) loss                                        97                   22                   165
                                            --------------------     ----------------     -----------------
Net investment income (loss)                              (1,980)              (1,044)               (7,328)
                                            --------------------     ----------------     -----------------
Net realized gain (loss) from share
  transactions                                             2,054                   (3)                1,894
Net realized gain distribution from Fund                     -                     18                   -
Net change in unrealized appreciation
  (depreciation) on investment                            74,709               17,299               100,625
                                            --------------------     ----------------     -----------------
Net gain (loss) on investment                             76,763               17,314               102,519
Net increase (decrease) in net assets
  resulting from operations                 $             74,783     $         16,270     $          95,191
                                            ====================     ================     =================

Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date January 5, 2004 to December 31, 2004.
(2) From inception date April 28, 2004 to December 31, 2004.
(3) From inception date December 3, 2004 to December 31, 2004.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                  PHOENIX-                                  PHOENIX-ALGER        PHOENIX-ALLIANCE/
                                                  ABERDEEN              PHOENIX-AIM           SMALL-CAP             BERNSTEIN
                                                INTERNATIONAL             GROWTH                GROWTH            ENHANCED INDEX
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)            $              3,475     $         (1,911)    $            (732)    $             232
    Net realized gain (loss)                                 121                 (703)                1,943                   (19)
    Net change in unrealized appreciation
      (depreciation) on investment                        35,690                5,784                (2,680)                6,414
                                            --------------------     ----------------     -----------------     -----------------
    Net increase (decrease) in net assets
      resulting from operations                           39,286                3,170                (1,469)                6,627
                                            --------------------     ----------------     -----------------     -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                  77,826               84,040                91,233                16,175
    Participant transfers                                 62,662 (e)          (14,388)                1,919                10,243
    Participant withdrawals                              (23,292)             (18,168)              (17,500)               (5,085)
                                            --------------------     ----------------     -----------------     -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                       117,196               51,484                75,652                21,333
                                            --------------------     ----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  156,482               54,654                74,183                27,960
NET ASSETS
  Beginning of period                                    110,671              118,108                15,448                56,487
                                            --------------------     ----------------     -----------------     -----------------
  End of period                             $            267,153     $        172,762     $          89,631     $          84,447
                                            ====================     ================     =================     =================

                                                                                               PHOENIX-              PHOENIX-
                                               PHOENIX-DUFF &            PHOENIX-              ENGEMANN              ENGEMANN
                                                 PHELPS REAL             ENGEMANN             GROWTH AND            SMALL-CAP
                                              ESTATE SECURITIES       CAPITAL GROWTH            INCOME                GROWTH
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)            $              7,386     $         (1,736)    $           1,525     $          (1,516)
    Net realized gain (loss)                              60,615                   46                   208                    44
    Net change in unrealized appreciation
      (depreciation) on investment                       105,374               24,451                65,865                 9,427
                                            --------------------     ----------------     -----------------     -----------------
    Net increase (decrease) in net assets
      resulting from operations                          173,375               22,761                67,598                 7,955
                                            --------------------     ----------------     -----------------     -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                  61,317              351,515               274,873                82,573
    Participant transfers                                201,609              (25,950) (c)          434,067 (b)             4,180
    Participant withdrawals                               (5,656)             (96,925)              (38,914)               (5,110)
                                            --------------------     ----------------     -----------------     -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                       257,270              228,640               670,026                81,643
                                            --------------------     ----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  430,645              251,401               737,624                89,598
NET ASSETS
  Beginning of period                                    320,079              398,869               203,831                56,754
                                            --------------------     ----------------     -----------------     -----------------
  End of period                             $            750,724     $        650,270     $         941,455     $         146,352
                                            ====================     ================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                  PHOENIX-                                                          PHOENIX-
                                                  ENGEMANN               PHOENIX-              PHOENIX-          GOODWIN MULTI-
                                                  STRATEGIC           ENGEMANN VALUE        GOODWIN MONEY         SECTOR FIXED
                                                 ALLOCATION               EQUITY                MARKET               INCOME
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                            --------------------     ----------------     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)            $              8,791     $         (1,662)    $          (1,714)   $          48,868
    Net realized gain (loss)                              18,833                  367                   -                    764
    Net change in unrealized appreciation
      (depreciation) on investment                         9,733               66,898                   -                  9,244
                                            --------------------     ----------------     -----------------    -----------------
    Net increase (decrease) in net assets
      resulting from operations                           37,357               65,603                (1,714)              58,876
                                            --------------------     ----------------     -----------------    -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                 377,066              253,386               228,417              463,216
    Participant transfers                               (124,744)             152,269 (d)          (189,954)             419,414 (a)
    Participant withdrawals                              (47,923)              (8,109)               (8,709)             (30,694)
                                            --------------------     ----------------     -----------------    -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                       204,399              397,546                29,754              851,936
                                            --------------------     ----------------     -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  241,756              463,149                28,040              910,812
NET ASSETS
  Beginning of period                                    403,383              259,949               361,907              318,646
                                            --------------------     ----------------     -----------------    -----------------
  End of period                             $            645,139     $        723,098     $         389,947    $       1,229,458
                                            ====================     ================     =================    =================

                                                  PHOENIX-
                                               GOODWIN MULTI-                               PHOENIX-KAYNE        PHOENIX-LAZARD
                                                SECTOR SHORT           PHOENIX-KAYNE          SMALL-CAP          INTERNATIONAL
                                                  TERM BOND          RISING DIVIDENDS       QUALITY VALUE        EQUITY SELECT
                                                 SUBACCOUNT             SUBACCOUNT          SUBACCOUNT(1)          SUBACCOUNT
                                            --------------------     ----------------     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)            $              4,052     $            694     $             312    $             402
    Net realized gain (loss)                                  (1)                  11                 1,178                2,543
    Net change in unrealized appreciation
      (depreciation) on investment                           634                5,751                11,525               48,929
                                            --------------------     ----------------     -----------------    -----------------
    Net increase (decrease) in net assets
      resulting from operations                            4,685                6,456                13,015               51,874
                                            --------------------     ----------------     -----------------    -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                  77,976               91,530                17,874              248,953
    Participant transfers                                 61,775               74,354                88,342                6,301
    Participant withdrawals                                 (891)              (3,160)              (17,008)              (4,093)
                                            --------------------     ----------------     -----------------    -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                       138,860              162,724                89,208              251,161
                                            --------------------     ----------------     -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  143,545              169,180               102,223              303,035
NET ASSETS
  Beginning of period                                      6,409               68,238                   -                160,257
                                            --------------------     ----------------     -----------------    -----------------
  End of period                             $            149,954     $        237,418     $         102,223    $         463,292
                                            ====================     ================     =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                       PHOENIX-LORD          PHOENIX-LORD          PHOENIX-LORD
                                               PHOENIX-LAZARD          ABBETT BOND-        ABBETT LARGE-CAP       ABBETT MID-CAP
                                               SMALL-CAP VALUE           DEBENTURE              VALUE                 VALUE
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)            $               (542)    $          6,295     $            (970)    $            (437)
    Net realized gain (loss)                               4,140                2,523                 2,136                 1,508
    Net change in unrealized appreciation
      (depreciation) on investment                         1,539                2,594                54,268                24,997
                                            --------------------     ----------------     -----------------     -----------------
    Net increase (decrease) in net assets
      resulting from operations                            5,137               11,412                55,434                26,068
                                            --------------------     ----------------     -----------------     -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                  10,635               28,206               303,309                31,463
    Participant transfers                                  4,049               77,328                45,751               116,413
    Participant withdrawals                                   (3)              (8,981)               (4,128)                  (36)
                                            --------------------     ----------------     -----------------     -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                        14,681               96,553               344,932               147,840
                                            --------------------     ----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   19,818              107,965               400,366               173,908
NET ASSETS
  Beginning of period                                     28,035               86,430               205,342                13,670
                                            --------------------     ----------------     -----------------     -----------------
  End of period                             $             47,853     $        194,395     $         605,708     $         187,578
                                            ====================     ================     =================     =================

                                                                         PHOENIX-
                                                                         NORTHERN          PHOENIX-SANFORD       PHOENIX-SANFORD
                                                  PHOENIX-              NASDAQ-100          BERNSTEIN MID-       BERNSTEIN SMALL-
                                               NORTHERN DOW 30           INDEX(R)             CAP VALUE             CAP VALUE
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)            $                580     $         (2,697)    $          (5,930)    $          (4,485)
    Net realized gain (loss)                                 325                 (233)               47,473                36,639
    Net change in unrealized appreciation
      (depreciation) on investment                         3,492               42,786                58,127                41,093
                                            --------------------     ----------------     -----------------     -----------------
    Net increase (decrease) in net assets
      resulting from operations                            4,397               39,856                99,670                73,247
                                            --------------------     ----------------     -----------------     -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                  39,125              193,463               242,791               144,650
    Participant transfers                                  2,104               16,831                52,651                20,324
    Participant withdrawals                               (6,598)              (2,628)              (14,137)              (13,628)
                                            --------------------     ----------------     -----------------     -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                        34,631              207,666               281,305               151,346
                                            --------------------     ----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   39,028              247,522               380,975               224,593
NET ASSETS
  Beginning of period                                     96,750              257,951               300,913               191,874
                                            --------------------     ----------------     -----------------     -----------------
  End of period                             $            135,778     $        505,473     $         681,888     $         416,467
                                            ====================     ================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                               PHOENIX-SENECA         PHOENIX-SENECA       AIM V.I. CAPITAL     AIM V.I. MID-CAP
                                               MID-CAP GROWTH         STRATEGIC THEME        APPRECIATION         CORE EQUITY
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT         SUBACCOUNT(3)
                                            --------------------     ----------------     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)            $             (1,332)    $         (3,038)    $          (2,866)   $              51
    Net realized gain (loss)                              (1,254)                 (65)                  142                4,453
    Net change in unrealized appreciation
      (depreciation) on investment                         6,608               17,140                17,611               (2,585)
                                            --------------------     ----------------     -----------------    -----------------
    Net increase (decrease) in net assets
      resulting from operations                            4,022               14,037                14,887                1,919
                                            --------------------     ----------------     -----------------    -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                  30,246              173,166               100,002                  -
    Participant transfers                                 (5,215)              26,585                43,730              103,960 (f)
    Participant withdrawals                                  -                 (5,586)               (4,955)                 -
                                            --------------------     ----------------     -----------------    -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                        25,031              194,165               138,777              103,960
                                            --------------------     ----------------     -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   29,053              208,202               153,664              105,879
NET ASSETS
  Beginning of period                                     85,454               96,877               148,389                  -
                                            --------------------     ----------------     -----------------    -----------------
  End of period                             $            114,507     $        305,079     $         302,053    $         105,879
                                            ====================     ================     =================    =================

                                                                                            FEDERATED FUND       FEDERATED HIGH
                                                                      ALGER AMERICAN           FOR U.S.           INCOME BOND
                                              AIM V.I. PREMIER           LEVERAGED            GOVERNMENT           FUND II --
                                                   EQUITY                 ALLCAP            SECURITIES II        PRIMARY SHARES
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                            --------------------     ----------------     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)            $               (401)    $           (893)    $          35,371    $          11,343
    Net realized gain (loss)                                  12                6,894                 7,001                   43
    Net change in unrealized appreciation
      (depreciation) on investment                         4,478               (4,049)              (14,721)               9,775
                                            --------------------     ----------------     -----------------    -----------------
    Net increase (decrease) in net assets
      resulting from operations                            4,089                1,952                27,651               21,161
                                            --------------------     ----------------     -----------------    -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                  28,197                  756               482,872               65,051
    Participant transfers                                  2,885              (37,695)               55,228               72,462
    Participant withdrawals                                  -                   (500)              (22,691)              (5,835)
                                            --------------------     ----------------     -----------------    -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                        31,082              (37,439)              515,409              131,678
                                            --------------------     ----------------     -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   35,171              (35,487)              543,060              152,839
NET ASSETS
  Beginning of period                                     46,537               75,951               816,790              141,158
                                            --------------------     ----------------     -----------------    -----------------
  End of period                             $             81,708     $         40,464     $       1,359,850    $         293,997
                                            ====================     ================     =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                        VIP GROWTH                                MUTUAL SHARES
                                              VIP CONTRAFUND(R)        OPPORTUNITIES          VIP GROWTH            SECURITIES
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)            $             (3,190)    $           (259)    $          (3,013)    $            (572)
    Net realized gain (loss)                                 (89)                 109                 1,256                  (270)
    Net change in unrealized appreciation
      (depreciation) on investment                        50,276                2,875                10,838                10,398
                                            --------------------     ----------------     -----------------     -----------------
    Net increase (decrease) in net assets
      resulting from operations                           46,997                2,725                 9,081                 9,556
                                            --------------------     ----------------     -----------------     -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                 136,773               15,622               220,118                15,807
    Participant transfers                                153,644               29,173                (8,361)               10,326
    Participant withdrawals                               (7,219)                  (3)                 (940)              (31,015)
                                            --------------------     ----------------     -----------------     -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                       283,198               44,792               210,817                (4,882)
                                            --------------------     ----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  330,195               47,517               219,898                 4,674
NET ASSETS
  Beginning of period                                    130,164                1,378               137,564                97,001
                                            --------------------     ----------------     -----------------     -----------------
  End of period                             $            460,359     $         48,895     $         357,462     $         101,675
                                            ====================     ================     =================     =================

                                                  TEMPLETON              TEMPLETON                               RYDEX VARIABLE
                                                   FOREIGN                GROWTH           RYDEX VARIABLE         TRUST SECTOR
                                                 SECURITIES             SECURITIES           TRUST JUNO             ROTATION
                                                 SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT(2)
                                            --------------------     ----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)            $               (419)    $            (19)    $          (1,863)    $             (42)
    Net realized gain (loss)                                 731                  217                 1,430                     4
    Net change in unrealized appreciation
      (depreciation) on investment                        42,547               16,462               (18,215)                  632
                                            --------------------     ----------------     -----------------     -----------------
    Net increase (decrease) in net assets
      resulting from operations                           42,859               16,660               (18,648)                  594
                                            --------------------     ----------------     -----------------     -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                  99,074               67,932                11,000                 4,961
    Participant transfers                                 (9,770)              15,173                 1,770                   (96)
    Participant withdrawals                              (18,198)                 (17)                 (734)                  -
                                            --------------------     ----------------     -----------------     -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                        71,106               83,088                12,036                 4,865
                                            --------------------     ----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  113,965               99,748                (6,612)                5,459
NET ASSETS
  Beginning of period                                    197,688               46,333               148,433                   -
                                            --------------------     ----------------     -----------------     -----------------
  End of period                             $            311,653     $        146,081     $         141,821     $           5,459
                                            ====================     ================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                 SCUDDER VIT                                                         WANGER
                                               EAFE(R) EQUITY           SCUDDER VIT                               INTERNATIONAL
                                                    INDEX             EQUITY 500 INDEX        TECHNOLOGY             SELECT
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)            $                568     $         (1,000)    $          (1,200)    $            (757)
    Net realized gain (loss)                                 118                  324                   153                   128
    Net change in unrealized appreciation
      (depreciation) on investment                         6,712               51,674                  (248)               15,961
                                            --------------------     ----------------     -----------------     -----------------
    Net increase (decrease) in net assets
      resulting from operations                            7,398               50,998                (1,295)               15,332
                                            --------------------     ----------------     -----------------     -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                  32,086              139,194                31,025                52,347
    Participant transfers                                   (789)             115,097                (3,479)               32,812
    Participant withdrawals                                  (75)             (29,150)               (5,573)                  -
                                            --------------------     ----------------     -----------------     -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                        31,222              225,141                21,973                85,159
                                            --------------------     ----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   38,620              276,139                20,678               100,491
NET ASSETS
  Beginning of period                                     14,553              363,636                82,443                14,347
                                            --------------------     ----------------     -----------------     -----------------
  End of period                             $             53,173     $        639,775     $         103,121     $         114,838
                                            ====================     ================     =================     =================

                                                   WANGER                                    WANGER U.S.
                                                INTERNATIONAL                                  SMALLER
                                                  SMALL CAP            WANGER SELECT          COMPANIES
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
    Net investment income (loss)            $             (1,980)    $         (1,044)    $          (7,328)
    Net realized gain (loss)                               2,054                   15                 1,894
    Net change in unrealized appreciation
      (depreciation) on investment                        74,709               17,299               100,625
                                            --------------------     ----------------     -----------------
    Net increase (decrease) in net assets
      resulting from operations                           74,783               16,270                95,191
                                            --------------------     ----------------     -----------------
  FROM CONTRACT TRANSACTIONS
    Participant deposits                                 124,619               78,488               215,053
    Participant transfers                                 (3,660)              21,015                15,433
    Participant withdrawals                               (6,122)                (540)               (8,788)
                                            --------------------     ----------------     -----------------
    Net increase (decrease) in net assets
      resulting from participant
      transactions                                       114,837               98,963               221,698
                                            --------------------     ----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  189,620              115,233               316,889
NET ASSETS
  Beginning of period                                    162,843               18,734               368,792
                                            --------------------     ----------------     -----------------
  End of period                             $            352,463     $        133,967     $         685,681
                                            ====================     ================     =================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date January 5, 2004 to December 31, 2004.
(2) From inception date April 28, 2004 to December 31, 2004.
(3) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                  PHOENIX-              PHOENIX-AIM        PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                  ABERDEEN                MID-CAP             BERNSTEIN             BERNSTEIN
                                                INTERNATIONAL             EQUITY            ENHANCED INDEX        GROWTH + VALUE
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
FROM OPERATIONS
  Net investment income (loss)              $                570     $           (561)    $             -       $            (491)
  Net realized gain (loss)                                    17                   13                    59                     7
  Net change in unrealized appreciation
    (depreciation) on investments                         23,913               12,301                 8,433                18,469
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) resulting from
    operations                                            24,500               11,753                 8,492                17,985
                                            --------------------     ----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                    30,897               19,639                27,616                24,858
  Participant transfers                                   13,981 +             10,119                   -                  37,581
  Participant withdrawals                                    (25)                 -                  (1,954)                  (12)
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions               44,853               29,758                25,662                62,427
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets                   69,353               41,511                34,154                80,412
NET ASSETS
  Beginning of period                                     41,318               23,298                22,333                47,013
                                            --------------------     ----------------     -----------------     -----------------
  End of period                             $            110,671     $         64,809     $          56,487     $         127,425
                                            ====================     ================     =================     =================

                                                                                               PHOENIX-
                                               PHOENIX-DUFF &            PHOENIX-           ENGEMANN SMALL           PHOENIX-
                                                 PHELPS REAL             ENGEMANN             & MID-CAP           GOODWIN MONEY
                                              ESTATE SECURITIES       CAPITAL GROWTH            GROWTH                MARKET
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
FROM OPERATIONS
  Net investment income (loss)              $              5,328     $         (2,008)    $            (422)    $          (1,752)
  Net realized gain (loss)                                 9,467                  311                 3,470                   -
  Net change in unrealized appreciation
    (depreciation) on investments                         63,752               40,921                10,800                   -
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) resulting from
    operations                                            78,547               39,224                13,848                (1,752)
                                            --------------------     ----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                    42,182              289,723                55,734               155,530
  Participant transfers                                   49,400               27,563                  (707)              (70,778)
  Participant withdrawals                                (18,715)             (20,758)              (14,090)                 (142)
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions               72,867              296,528                40,937                84,610
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets                  151,414              335,752                54,785                82,858
NET ASSETS
  Beginning of period                                    168,665               63,117                 1,969               279,049
                                            --------------------     ----------------     -----------------     -----------------
  End of period                             $            320,079     $        398,869     $          56,754     $         361,907
                                            ====================     ================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                  PHOENIX-               PHOENIX-
                                               GOODWIN MULTI-         GOODWIN MULTI-
                                                SECTOR FIXED           SECTOR SHORT         PHOENIX-JANUS         PHOENIX-KAYNE
                                                   INCOME                TERM BOND         FLEXIBLE INCOME       RISING DIVIDENDS
                                                 SUBACCOUNT            SUBACCOUNT(6)          SUBACCOUNT          SUBACCOUNT(3)
                                            --------------------     ----------------     -----------------     -----------------
FROM OPERATIONS
  Net investment income (loss)              $             12,299     $             98     $           2,362     $              72
  Net realized gain (loss)                                   134                  -                   4,111                   429
  Net change in unrealized appreciation
    (depreciation) on investments                         14,441                   49                (3,276)                3,960
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) resulting from
    operations                                            26,874                  147                 3,197                 4,461
                                            --------------------     ----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                    63,661                6,162               140,530                63,935
  Participant transfers                                  114,476                  100                64,795                   107
  Participant withdrawals                                (11,177)                 -                 (10,702)                 (265)
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions              166,960                6,262               194,623                63,777
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets                  193,834                6,409               197,820                68,238
NET ASSETS
  Beginning of period                                    124,812                  -                   8,010                   -
                                            --------------------     ----------------     -----------------     -----------------
  End of period                             $            318,646     $          6,409     $         205,830     $          68,238
                                            ====================     ================     =================     =================

                                               PHOENIX-LAZARD                                PHOENIX-LORD          PHOENIX-LORD
                                                INTERNATIONAL         PHOENIX-LAZARD         ABBETT BOND-        ABBETT LARGE-CAP
                                                EQUITY SELECT         SMALL-CAP VALUE         DEBENTURE               VALUE
                                                 SUBACCOUNT            SUBACCOUNT(7)        SUBACCOUNT(2)           SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
FROM OPERATIONS
  Net investment income (loss)              $               (103)    $            (26)    $           1,998     $            (297)
  Net realized gain (loss)                                    61                  586                   762                   419
  Net change in unrealized appreciation
    (depreciation) on investments                         25,587                  540                 3,042                25,877
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) resulting from
    operations                                            25,545                1,100                 5,802                25,999
                                            --------------------     ----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                    85,100               16,735                75,804               134,463
  Participant transfers                                   16,957               10,200                10,823                23,502
  Participant withdrawals                                    -                    -                  (5,999)                 (123)
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions              102,057               26,935                80,628               157,842
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets                  127,602               28,035                86,430               183,841
NET ASSETS
  Beginning of period                                     32,655                  -                     -                  21,501
                                            --------------------     ----------------     -----------------     -----------------
  End of period                             $            160,257     $         28,035     $          86,430     $         205,342
                                            ====================     ================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                PHOENIX-LORD            PHOENIX-MFS
                                               ABBETT MID-CAP        INVESTORS GROWTH        PHOENIX-MFS           PHOENIX-MFS
                                                    VALUE                 STOCK            INVESTORS TRUST            VALUE
                                                SUBACCOUNT(2)           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
FROM OPERATIONS
  Net investment income (loss)              $                (94)    $           (796)    $             (36)    $             678
  Net realized gain (loss)                                   620                   39                     4                    (2)
  Net change in unrealized appreciation
    (depreciation) on investments                          2,450               14,215                 3,304                 7,609
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) resulting from
    operations                                             2,976               13,458                 3,272                 8,285
                                            --------------------     ----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                    17,816               50,082                24,495                61,970
  Participant transfers                                   (7,122)              27,264 ++                271                 2,474
  Participant withdrawals                                    -                    (52)                   (3)                 (376)
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions               10,694               77,294                24,763                64,068
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets                   13,670               90,752                28,035                72,353
NET ASSETS
  Beginning of period                                        -                 27,356                 1,083                19,566
                                            --------------------     ----------------     -----------------     -----------------
  End of period                             $             13,670     $        118,108     $          29,118     $          91,919
                                            ====================     ================     =================     =================

                                                                         PHOENIX-                                    PHOENIX-
                                                                         NORTHERN              PHOENIX-              OAKHURST
                                                  PHOENIX-              NASDAQ-100         OAKHURST GROWTH          STRATEGIC
                                               NORTHERN DOW 30           INDEX(R)             AND INCOME            ALLOCATION
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
FROM OPERATIONS
  Net investment income (loss)              $                300     $         (1,811)    $              52     $           4,062
  Net realized gain (loss)                                 5,118               14,596                   296                   482
  Net change in unrealized appreciation
    (depreciation) on investments                         18,246               46,500                27,284                47,701
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) resulting from
    operations                                            23,664               59,285                27,632                52,245
                                            --------------------     ----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                    50,277               80,413               113,445               101,949
  Participant transfers                                  (25,828)              37,799                34,597               118,157
  Participant withdrawals                                (11,405)             (13,276)              (11,642)              (38,942)
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions               13,044              104,936               136,400               181,164
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets                   36,708              164,221               164,032               233,409
NET ASSETS
  Beginning of period                                     60,042               93,730                39,799               169,974
                                            --------------------     ----------------     -----------------     -----------------
  End of period                             $             96,750     $        257,951     $         203,831     $         403,383
                                            ====================     ================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                  PHOENIX-            PHOENIX-SANFORD      PHOENIX-SANFORD       PHOENIX-SANFORD
                                               OAKHURST VALUE         BERNSTEIN GLOBAL      BERNSTEIN MID-       BERNSTEIN SMALL-
                                                   EQUITY                  VALUE              CAP VALUE             CAP VALUE
                                                 SUBACCOUNT            SUBACCOUNT(1)          SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
FROM OPERATIONS
  Net investment income (loss)              $               (519)    $            162     $          (1,911)    $          (1,429)
  Net realized gain (loss)                                   (14)                  19                 9,893                 3,553
  Net change in unrealized appreciation
    (depreciation) on investments                         37,978                3,142                62,909                47,718
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) resulting from
    operations                                            37,445                3,323                70,891                49,842
                                            --------------------     ----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                   102,611                4,499                97,520                58,574
  Participant transfers                                   49,847               15,074                49,903                61,570
  Participant withdrawals                                   (838)                 -                 (12,678)              (12,744)
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions              151,620               19,573               134,745               107,400
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets                  189,065               22,896               205,636               157,242
NET ASSETS
  Beginning of period                                     70,884                  -                  95,277                34,632
                                            --------------------     ----------------     -----------------     -----------------
  End of period                             $            259,949     $         22,896     $         300,913     $         191,874
                                            ====================     ================     =================     =================

                                                                                            PHOENIX-STATE
                                                                                           STREET RESEARCH
                                               PHOENIX-SENECA         PHOENIX-SENECA          SMALL-CAP          AIM V.I. CAPITAL
                                               MID-CAP GROWTH         STRATEGIC THEME           GROWTH             APPRECIATION
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
FROM OPERATIONS
  Net investment income (loss)              $               (800)    $           (819)    $            (111)    $            (990)
  Net realized gain (loss)                                 1,617                  112                   930                   (66)
  Net change in unrealized appreciation
    (depreciation) on investments                         15,388               19,850                 2,548                21,811
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) resulting from
    operations                                            16,205               19,143                 3,367                20,755
                                            --------------------     ----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                    31,235               38,468                 7,364                71,402
  Participant transfers                                   24,605                7,888                (1,275)               29,030
  Participant withdrawals                                (12,484)              (1,981)                   (2)                  (60)
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions               43,356               44,375                 6,087               100,372
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets                   59,561               63,518                 9,454               121,127
NET ASSETS
  Beginning of period                                     25,893               33,359                 5,994                27,262
                                            --------------------     ----------------     -----------------     -----------------
  End of period                             $             85,454     $         96,877     $          15,448     $         148,389
                                            ====================     ================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                            FEDERATED FUND        FEDERATED HIGH
                                                                      ALGER AMERICAN           FOR U.S.            INCOME BOND
                                              AIM V.I. PREMIER           LEVERAGED            GOVERNMENT            FUND II --
                                                   EQUITY                 ALLCAP            SECURITIES II         PRIMARY SHARES
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
FROM OPERATIONS
  Net investment income (loss)              $               (277)    $           (753)    $           5,325     $           4,839
  Net realized gain (loss)                                     9                  (72)                1,513                   143
  Net change in unrealized appreciation
    (depreciation) on investments                          8,547               17,087                   763                14,968
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) resulting from
    operations                                             8,279               16,262                 7,601                19,950
                                            --------------------     ----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                     1,067                  -                 331,862                16,090
  Participant transfers                                   29,111               25,240               243,241                46,225
  Participant withdrawals                                   (117)              (3,029)              (10,782)               (5,691)
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions               30,061               22,211               564,321                56,624
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets                   38,340               38,473               571,922                76,574
NET ASSETS
  Beginning of period                                      8,197               37,478               244,868                64,584
                                            --------------------     ----------------     -----------------     -----------------
  End of period                             $             46,537     $         75,951     $         816,790     $         141,158
                                            ====================     ================     =================     =================

                                                                        VIP GROWTH                                MUTUAL SHARES
                                              VIP CONTRAFUND(R)        OPPORTUNITIES          VIP GROWTH            SECURITIES
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
FROM OPERATIONS
  Net investment income (loss)              $               (646)    $             (7)    $            (923)    $            (195)
  Net realized gain (loss)                                    10                    8                   131                     2
  Net change in unrealized appreciation
    (depreciation) on investments                         17,082                  309                23,124                 9,471
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) resulting from
    operations                                            16,446                  310                22,332                 9,278
                                            --------------------     ----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                    85,495                  -                  60,854                64,231
  Participant transfers                                    3,701                  (53)               15,115                 7,093
  Participant withdrawals                                    -                     (3)                  (13)                  -
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions               89,196                  (56)               75,956                71,324
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets                  105,642                  254                98,288                80,602
NET ASSETS
  Beginning of period                                     24,522                1,124                39,276                16,399
                                            --------------------     ----------------     -----------------     -----------------
  End of period                             $            130,164     $          1,378     $         137,564     $          97,001
                                            ====================     ================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                  TEMPLETON              TEMPLETON                                 SCUDDER VIT
                                                   FOREIGN                GROWTH            RYDEX VARIABLE       EAFE(R) EQUITY
                                                 SECURITIES             SECURITIES            TRUST JUNO              INDEX
                                                 SUBACCOUNT             SUBACCOUNT          SUBACCOUNT(4)         SUBACCOUNT(5)
                                            --------------------     ----------------     -----------------     -----------------
FROM OPERATIONS
  Net investment income (loss)              $                236     $            126     $            (621)    $             (49)
  Net realized gain (loss)                                   359                   32                   (11)                   16
  Net change in unrealized appreciation
    (depreciation) on investments                         28,819               10,713               (10,931)                1,696
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) resulting from
    operations                                            29,414               10,871               (11,563)                1,663
                                            --------------------     ----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                   101,167                5,070               159,812                13,249
  Participant transfers                                   12,546               16,581                   184                  (359)
  Participant withdrawals                                   (150)                 (80)                  -                     -
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions              113,563               21,571               159,996                12,890
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets                  142,977               32,442               148,433                14,553
NET ASSETS
  Beginning of period                                     54,711               13,891                   -                     -
                                            --------------------     ----------------     -----------------     -----------------
  End of period                             $            197,688     $         46,333     $         148,433     $          14,553
                                            ====================     ================     =================     =================

                                                                                                                     WANGER
                                                 SCUDDER VIT                                WANGER FOREIGN        INTERNATIONAL
                                              EQUITY 500 INDEX          TECHNOLOGY              FORTY               SMALL CAP
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------     ----------------     -----------------     -----------------
FROM OPERATIONS
  Net investment income (loss)              $               (446)    $           (804)    $             (79)    $          (1,019)
  Net realized gain (loss)                                 2,428                2,223                     4                    82
  Net change in unrealized appreciation
    (depreciation) on investments                         32,101               21,174                 3,214                43,826
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) resulting from
    operations                                            34,083               22,593                 3,139                42,889
                                            --------------------     ----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                   161,646               30,219                 4,039                49,064
  Participant transfers                                  104,228               14,144                 3,608                16,692
  Participant withdrawals                                   (463)             (15,238)                  -                  (2,066)
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets
    resulting from participant transactions              265,411               29,125                 7,647                63,690
                                            --------------------     ----------------     -----------------     -----------------
  Net increase (decrease) in net assets                  299,494               51,718                10,786               106,579
NET ASSETS
  Beginning of period                                     64,142               30,725                 3,561                56,264
                                            --------------------     ----------------     -----------------     -----------------
  End of period                             $            363,636     $         82,443     $          14,347     $         162,843
                                            ====================     ================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                        WANGER U.S.
                                                                          SMALLER
                                                WANGER TWENTY            COMPANIES
                                                SUBACCOUNT(4)           SUBACCOUNT
                                            --------------------     ----------------
FROM OPERATIONS
  Net investment income (loss)              $                (80)    $         (2,832)
  Net realized gain (loss)                                   -                    (59)
  Net change in unrealized appreciation
    (depreciation) on investments                            811               81,534
                                            --------------------     ----------------
  Net increase (decrease) resulting from
    operations                                               731               78,643
                                            --------------------     ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                    18,003              133,367
  Participant transfers                                      -                 33,031
  Participant withdrawals                                    -                 (2,494)
                                            --------------------     ----------------
  Net increase (decrease) in net assets
    resulting from participant transactions               18,003              163,904
                                            --------------------     ----------------
  Net increase (decrease) in net assets                   18,734              242,547
NET ASSETS
  Beginning of period                                        -                126,245
                                            --------------------     ----------------
  End of period                             $             18,734     $        368,792
                                            ====================     ================

+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception January 2, 2003 to December 31, 2003.
(2) From inception January 8, 2003 to December 31, 2003.
(3) From inception March 6, 2003 to December 31, 2003.
(4) From inception July 11, 2003 to December 31, 2003.
(5) From inception July 15, 2003 to December 31, 2003.
(6) From inception August 7, 2003 to December 31, 2003.
(7) From inception September 2, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The Phoenix Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account is used to fund benefits for variable annuity products issued by Phoenix, including Phoenix Spectrum Edge(R) (Death Benefit Option 2) (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 48 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account.

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                  INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  High total return consistent with reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
(formerly, Phoenix-MFS Investors Growth Stock          Long-term growth of capital and future income rather than current income
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap     Long-term capital growth
Growth Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       High total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    Capital appreciation and income with approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                 Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series
(formerly, Phoenix-Oakhurst Growth and Income          Dividend growth, current income and capital appreciation
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap            Long-term growth of capital
Growth Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series           High total return over an extended period of time consistent with prudent
(formerly, Phoenix-Oakhurst Strategic Allocation       investment risk
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                   Long-term capital appreciation with current income as a secondary
(formerly, Phoenix-Oakhurst Value Equity Series)       consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       Long-term total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series    To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                  Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series              High current income and long-term capital appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series             Capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series               Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                         To track the total return of the Dow Jones Industrial Average(SM) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            To track the total return of the Nasdaq-100 Index(R) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         Long-term capital appreciation with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Long-term capital appreciation by investing primarily in small-
Phoenix-Sanford Bernstein Small-Cap Value Series       capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                  INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                  Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     Growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                      Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           Long-term growth of capital with income as a secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio              Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II       Current income by investing primarily in a diversified portfolio or U.S.
                                                       government securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                            Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                     Capital growth
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                   Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                      Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
                                                       To provide investment results that will inversely correlate to the price
Rydex Variable Trust Juno Fund                         movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.
-----------------------------------------------------------------------------------------------------------------------------------
                                                       To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                         benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund              Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Match the performance of the Morgan Stanley Capital International EAFE(R)
Scudder VIT EAFE(R) Equity Index Fund                  Index which emphasizes stocks of companies in major markets in Europe,
                                                       Australasia and the Far East
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                      Match the performance of the Standard & Poor's 500 Composite Stock Price
                                                       Index which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                   Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            Long-term growth of capital
(formerly, Wanger Foreign Forty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                          Long-term growth of capital
(formerly, Wanger Twenty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS

   Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                                                    PURCHASES              SALES
----------                                                                                    ---------              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
   Phoenix-Aberdeen International Series                                                    $     149,171         $     28,345
   Phoenix-AIM Growth Series                                                                      101,037               51,406
   Phoenix-Alger Small-Cap Growth Series                                                           94,520               18,413
   Phoenix-Alliance/Bernstein Enhanced Index Series                                                27,442                5,852
   Phoenix-Duff & Phelps Real Estate Securities Series                                            387,090               61,925
   Phoenix-Engemann Capital Growth Series                                                         385,012              157,817
   Phoenix-Engemann Growth and Income Series                                                      755,927               83,627
   Phoenix-Engemann Small-Cap Growth Series                                                        86,779                6,564
   Phoenix-Engemann Strategic Allocation Series                                                   472,562              242,891
   Phoenix-Engemann Value Equity Series                                                           450,662               54,305
   Phoenix-Goodwin Money Market Series                                                            288,180              260,181
   Phoenix-Goodwin Multi-Sector Fixed Income Series                                               998,350               96,614
   Phoenix-Goodwin Multi-Sector Short Term Bond Series                                            149,403                6,339
   Phoenix-Kayne Rising Dividends Series                                                          168,864                5,276
   Phoenix-Kayne Small-Cap Quality Value Series                                                   107,700               17,298
   Phoenix-Lazard International Equity Select Series                                              289,535               35,106
   Phoenix-Lazard Small-Cap Value Series                                                           25,209                7,173
   Phoenix-Lord Abbett Bond-Debenture Series                                                      123,809               18,321
   Phoenix-Lord Abbett Large-Cap Value Series                                                     392,627               45,972
   Phoenix-Lord Abbett Mid-Cap Value Series                                                       158,857               10,179
   Phoenix-Northern Dow 30 Series                                                                  43,958                8,706
   Phoenix-Northern Nasdaq-100 Index(R) Series                                                    241,450               36,185
   Phoenix-Sanford Bernstein Mid-Cap Value Series                                                 382,462               59,829
   Phoenix-Sanford Bernstein Small-Cap Value Series                                               230,663               49,849
   Phoenix-Seneca Mid-Cap Growth Series                                                            56,051               32,326
   Phoenix-Seneca Strategic Theme Series                                                          210,344               19,005

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                                    PURCHASES              SALES
----------                                                                                    ---------              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   AIM V.I. Capital Appreciation Fund                                                       $     157,664         $     21,610
   AIM V.I. Mid-Cap Core Equity Fund                                                              108,564                    2
   AIM V.I. Premier Equity Fund                                                                    31,544                  832

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
   Alger American Leveraged AllCap Portfolio                                                        4,712               43,073

FEDERATED INSURANCE SERIES
--------------------------
   Federated Fund for U.S. Government Securities II                                               695,363              138,171
   Federated High Income Bond Fund II -- Primary Shares                                           161,702               18,532

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP Contrafund(R) Portfolio                                                                    310,452               30,117
   VIP Growth Opportunities Portfolio                                                              52,319                7,740
   VIP Growth Portfolio                                                                           255,224               47,203

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
   Mutual Shares Securities Fund                                                                   30,347               35,789
   Templeton Foreign Securities Fund                                                              115,875               45,057
   Templeton Growth Securities Fund                                                                95,168               11,998

THE RYDEX VARIABLE TRUST
------------------------
   Rydex Variable Trust Juno Fund                                                                  14,265                2,635
   Rydex Variable Trust Sector Rotation Fund                                                        4,962                  133

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
----------------------------------------
   Scudder VIT EAFE(R) Equity Index Fund                                                           35,725                3,896
   Scudder VIT Equity 500 Index Fund                                                              259,273               34,778

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   Technology Portfolio                                                                            33,681               12,888

WANGER ADVISORS TRUST
---------------------
   Wanger International Select                                                                     90,853                6,352
   Wanger International Small Cap                                                                 157,665               44,624
   Wanger Select                                                                                  113,506               15,455
   Wanger U.S. Smaller Companies                                                                  294,625               79,938

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

   A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003 and 2002 follows:

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                             ----------------------------------------------------
SUBACCOUNT                                                                      2004                 2003                 2002
----------                                                                   ----------           ----------           ----------
THE PHOENIX EDGE SERIES FUND
----------------------------
   PHOENIX-ABERDEEN INTERNATIONAL SERIES(4)
   Accumulation units outstanding                                               199,182               98,416               47,846
   Unit value                                                                 $1.341250            $1.124511            $0.863558
   Net assets (thousands)                                                          $267                 $111                  $41
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        3.29%                2.09%                2.95% *
   Total return                                                                  19.27%               30.22%             (15.66%)

   PHOENIX-AIM GROWTH SERIES(8)
   Accumulation units outstanding                                               192,387              135,347               37,405
   Unit value                                                                 $0.897992            $0.872631            $0.731363
   Net assets (thousands)                                                          $173                 $118                  $27
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        0.10%                    -                    - *
   Total return                                                                   2.91%               19.32%              (2.74%)

   PHOENIX-ALGER SMALL-CAP GROWTH SERIES(13)
   Accumulation units outstanding                                                58,468               10,164                5,973
   Unit value                                                                 $1.532968            $1.520119            $1.003582
   Net assets (thousands)                                                           $90                  $15                   $6
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                            -                    -                    - *
   Total return                                                                   0.85%               51.47%              (0.25%)

   PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(14)
   Accumulation units outstanding                                                81,465               59,104               29,129
   Unit value                                                                 $1.036600            $0.955712            $0.766694
   Net assets (thousands)                                                           $84                  $56                  $22
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        1.61%                1.28%                1.75% *
   Total return                                                                   8.46%               24.65%              (0.42%)

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(4)
   Accumulation units outstanding                                               383,859              217,687              156,626
   Unit value                                                                 $1.955726            $1.470368            $1.076866
   Net assets (thousands)                                                          $751                 $320                 $169
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        2.60%                3.51%                6.38% *
   Total return                                                                  33.01%               36.54%              (3.16%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                             ----------------------------------------------------
SUBACCOUNT                                                                      2004                 2003                 2002
----------                                                                   ----------           ----------           ----------
   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(2)
   Accumulation units outstanding                                               641,045              407,600               80,565
   Unit value                                                                 $1.014390            $0.978578            $0.783432
   Net assets (thousands)                                                          $650                 $399                  $63
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        0.96%                0.07%                    - *
   Total return                                                                   3.66%               24.91%              (0.10%)

   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES(2)
   Accumulation units outstanding                                               881,959              208,317               51,199
   Unit value                                                                 $1.067458            $0.978459            $0.777348
   Net assets (thousands)                                                          $941                 $204                  $40
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        1.53%                1.34%                3.01% *
   Total return                                                                   9.10%               25.87%              (2.49%)

   PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES(8)
   Accumulation units outstanding                                               119,958               50,391                2,527
   Unit value                                                                 $1.220024            $1.126272            $0.778927
   Net assets (thousands)                                                          $146                  $57                   $2
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                            -                    -                    - *
   Total return                                                                   8.32%               44.59%                7.64%

   PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES(1)
   Accumulation units outstanding                                               573,025              380,205              189,644
   Unit value                                                                 $1.125849            $1.060961            $0.896273
   Net assets (thousands)                                                          $645                 $403                 $170
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        2.72%                2.72%                3.83% *
   Total return                                                                   6.12%               18.37%              (9.74%)

   PHOENIX-ENGEMANN VALUE EQUITY SERIES(4)
   Accumulation units outstanding                                               670,767              268,875               89,687
   Unit value                                                                 $1.078016            $0.966800            $0.790336
   Net assets (thousands)                                                          $723                 $260                  $71
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        0.97%                0.94%                2.30% *
   Total return                                                                  11.50%               22.33%             (15.59%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                             ----------------------------------------------------
SUBACCOUNT                                                                      2004                 2003                 2002
----------                                                                   ----------           ----------           ----------
   PHOENIX-GOODWIN MONEY MARKET SERIES(6)
   Accumulation units outstanding                                               393,642              363,626              278,764
   Unit value                                                                 $0.990612            $0.995270            $1.001023
   Net assets (thousands)                                                          $390                 $362                 $279
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        0.80%                0.67%                1.26% *
   Total return                                                                 (0.47%)              (0.57%)                0.01%

   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(4)
   Accumulation units outstanding                                               959,564              262,379              116,281
   Unit value                                                                 $1.281267            $1.214454            $1.073370
   Net assets (thousands)                                                        $1,229                 $319                 $125
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        6.40%                7.01%               10.65% *
   Total return                                                                   5.50%               13.14%                6.22%

   PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(19)
   Accumulation units outstanding                                               141,041                6,270                    -
   Unit value                                                                 $1.063194            $1.022117                    -
   Net assets (thousands)                                                          $150                   $6                    -
   Mortality and expense ratio                                                    1.25%                1.25% *                  -
   Investment income ratio                                                        4.84%                8.26% *                  -
   Total return                                                                   4.02%                4.48%                    -

   PHOENIX-KAYNE RISING DIVIDENDS SERIES(16)
   Accumulation units outstanding                                               202,140               60,388                    -
   Unit value                                                                 $1.174521            $1.129984                    -
   Net assets (thousands)                                                          $237                  $68                    -
   Mortality and expense ratio                                                    1.25%                1.25% *                  -
   Investment income ratio                                                        1.62%                1.61% *                  -
   Total return                                                                   3.94%               26.22%                    -

   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(21)
   Accumulation units outstanding                                                68,985                    -                    -
   Unit value                                                                 $1.481812                    -                    -
   Net assets (thousands)                                                          $102                    -                    -
   Mortality and expense ratio                                                    1.25% *                  -                    -
   Investment income ratio                                                        2.30% *                  -                    -
   Total return                                                                  23.63%                    -                    -

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                             ----------------------------------------------------
SUBACCOUNT                                                                      2004                 2003                 2002
----------                                                                   ----------           ----------           ----------
   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(13)
   Accumulation units outstanding                                                331,421             131,158               34,261
   Unit value                                                                  $1.397899           $1.221852            $0.953129
   Net assets (thousands)                                                           $463                $160                  $33
   Mortality and expense ratio                                                     1.25%               1.25%                1.25% *
   Investment income ratio                                                         1.40%               1.15%                    - *
   Total return                                                                   14.41%              28.19%                1.16%

   PHOENIX-LAZARD SMALL-CAP VALUE SERIES(20)
   Accumulation units outstanding                                                 31,702              20,976                    -
   Unit value                                                                  $1.509466           $1.336520                    -
   Net assets (thousands)                                                            $48                 $28                    -
   Mortality and expense ratio                                                     1.25%               1.25% *                  -
   Investment income ratio                                                             -               0.30% *                  -
   Total return                                                                   12.94%              10.06%                    -

   PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(15)
   Accumulation units outstanding                                                147,506              70,218                    -
   Unit value                                                                  $1.317888           $1.230859                    -
   Net assets (thousands)                                                           $194                 $86                    -
   Mortality and expense ratio                                                     1.25%               1.25%*                   -
   Investment income ratio                                                         5.84%               6.17%*                   -
   Total return                                                                    7.07%              14.95%                    -

   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(13)
   Accumulation units outstanding                                                428,689             161,666               21,770
   Unit value                                                                  $1.412930           $1.270157            $0.987598
   Net assets (thousands)                                                           $606                $205                  $22
   Mortality and expense ratio                                                     1.25%               1.25%                1.25% *
   Investment income ratio                                                         1.04%               0.94%                0.70% *
   Total return                                                                   11.24%              28.61%                1.89%

   PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(15)
   Accumulation units outstanding                                                124,948              11,171                    -
   Unit value                                                                  $1.501244           $1.223633                    -
   Net assets (thousands)                                                           $188                 $14                    -
   Mortality and expense ratio                                                     1.25%               1.25% *                  -
   Investment income ratio                                                         0.77%               0.49% *                  -
   Total return                                                                   22.69%              21.58%                    -

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                             ----------------------------------------------------
SUBACCOUNT                                                                      2004                 2003                 2002
----------                                                                   ----------           ----------           ----------
   PHOENIX-NORTHERN DOW 30 SERIES(9)
   Accumulation units outstanding                                               129,541               95,410               74,493
   Unit value                                                                 $1.048151            $1.014054            $0.806008
   Net assets (thousands)                                                          $136                  $97                  $60
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        1.72%                1.61%                2.74% *
   Total return                                                                   3.36%               25.81%              (4.27%)

   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(9)
   Accumulation units outstanding                                               466,037              258,433              138,032
   Unit value                                                                 $1.084618            $0.998133            $0.679041
   Net assets (thousands)                                                          $505                 $258                  $94
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        0.65%                    -                    - *
   Total return                                                                   8.66%               46.99%                1.71%

   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
   Accumulation units outstanding                                               482,328              253,081              111,556
   Unit value                                                                 $1.413742            $1.188999            $0.854074
   Net assets (thousands)                                                          $682                 $301                  $95
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        0.19%                0.26%                1.90% *
   Total return                                                                  18.90%               39.21%             (15.23%)

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(3)
   Accumulation units outstanding                                               281,453              157,084               40,279
   Unit value                                                                 $1.479710            $1.221468            $0.859797
   Net assets (thousands)                                                          $416                 $192                  $35
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                           -                    -                 1.63% *
   Total return                                                                  21.14%               42.06%             (15.51%)

   PHOENIX-SENECA MID-CAP GROWTH SERIES(2)
   Accumulation units outstanding                                               123,994               97,520               37,593
   Unit value                                                                 $0.923485            $0.876276            $0.688767
   Net assets (thousands)                                                          $115                  $85                  $26
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                            -                    -                    - *
   Total return                                                                   5.39%               27.22%             (13.69%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                             ----------------------------------------------------
SUBACCOUNT                                                                      2004                 2003                 2002
----------                                                                   ----------           ----------           ----------
   PHOENIX-SENECA STRATEGIC THEME SERIES(4)
   Accumulation units outstanding                                               312,991              103,482               48,301
   Unit value                                                                 $0.974721            $0.936167            $0.690663
   Net assets (thousands)                                                          $305                  $97                  $33
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                            -                    -                    - *
   Total return                                                                   4.12%               35.55%             (12.98%)

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   AIM V.I. CAPITAL APPRECIATION FUND(13)
   Accumulation units outstanding                                               289,986              150,003               35,248
   Unit value                                                                 $1.041611            $0.989249            $0.773441
   Net assets (thousands)                                                          $302                 $148                  $27
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                            -                    -                    - *
   Total return                                                                   5.29%               27.90%                0.76%

   AIM V.I. MID-CAP CORE EQUITY FUND(23)
   Accumulation units outstanding                                              104,163                     -                    -
   Unit value                                                                $1.016476                     -                    -
   Net assets (thousands)                                                         $106                     -                    -
   Mortality and expense ratio                                                   1.25% *                   -                    -
   Investment income ratio                                                       1.93% *                   -                    -
   Total return                                                                  1.88%                     -                    -

   AIM V.I. PREMIER EQUITY FUND(11)
   Accumulation units outstanding                                               86,544                51,485               11,201
   Unit value                                                                $0.944115             $0.903891            $0.731793
   Net assets (thousands)                                                          $82                   $47                   $8
   Mortality and expense ratio                                                   1.25%                 1.25%                1.25% *
   Investment income ratio                                                       0.60%                 0.41%                2.45% *
   Total return                                                                  4.45%                23.52%              (8.78%)

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(4)
   Accumulation units outstanding                                               40,592                81,400               54,439
   Unit value                                                                $0.996842             $0.933052            $0.701321
   Net assets (thousands)                                                          $40                   $76                  $37
   Mortality and expense ratio                                                   1.25%                 1.25%                1.25% *
   Investment income ratio                                                           -                     -                    - *
   Total return                                                                  6.84%                33.04%             (13.02%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                             ----------------------------------------------------
SUBACCOUNT                                                                      2004                 2003                 2002
----------                                                                   ----------           ----------           ----------
FEDERATED INSURANCE SERIES
--------------------------
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(4)
   Accumulation units outstanding                                             1,236,574              759,937              230,299
   Unit value                                                                 $1.099692            $1.074814            $1.063263
   Net assets (thousands)                                                        $1,360                 $817                 $245
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        4.23%                2.42%                    - *
   Total return                                                                   2.31%                1.09%                4.15%

   FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(4)
   Accumulation units outstanding                                               224,036              117,334               64,789
   Unit value                                                                 $1.312276            $1.203053            $0.996824
   Net assets (thousands)                                                          $294                 $141                  $65
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        6.27%                5.71%                    - *
   Total return                                                                   9.08%               20.69%                2.11%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP CONTRAFUND(R) PORTFOLIO(10)
   Accumulation units outstanding                                               358,166              115,343               27,542
   Unit value                                                                 $1.285324            $1.128485            $0.890327
   Net assets (thousands)                                                          $460                 $130                  $25
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        0.17%                0.17%                    - *
   Total return                                                                  13.90%               26.75%              (0.63%)

   VIP GROWTH OPPORTUNITIES PORTFOLIO(8)
   Accumulation units outstanding                                                45,862                1,366                1,427
   Unit value                                                                 $1.066137            $1.008436            $0.787585
   Net assets (thousands)                                                           $49                   $1                   $1
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        0.17%                0.65%                    - *
   Total return                                                                   5.72%               28.04%              (1.79%)

   VIP GROWTH PORTFOLIO(12)
   Accumulation units outstanding                                               377,014              147,949               55,389
   Unit value                                                                 $0.948140            $0.929801            $0.709102
   Net assets (thousands)                                                          $357                 $138                  $39
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        0.09%                0.14%                    - *
   Total return                                                                   1.97%               31.12%              (8.49%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                             ----------------------------------------------------
SUBACCOUNT                                                                      2004                 2003                 2002
----------                                                                   ----------           ----------           ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
   MUTUAL SHARES SECURITIES FUND(4)
   Accumulation units outstanding                                                85,005               90,200               18,846
   Unit value                                                                 $1.196106            $1.075400            $0.870179
   Net assets (thousands)                                                          $102                  $97                  $16
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        0.70%                0.72%                    - *
   Total return                                                                  11.22%               23.58%              (8.12%)

   TEMPLETON FOREIGN SECURITIES FUND(7)
   Accumulation units outstanding                                               246,167              182,769               66,040
   Unit value                                                                 $1.266018            $1.081627            $0.828441
   Net assets (thousands)                                                          $312                 $198                  $55
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        1.12%                1.55%                    - *
   Total return                                                                  17.05%               30.56%              (4.69%)

   TEMPLETON GROWTH SECURITIES FUND(4)
   Accumulation units outstanding                                               120,811               43,904               17,175
   Unit value                                                                 $1.209169            $1.055343            $0.808789
   Net assets (thousands)                                                          $146                  $46                  $14
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        1.26%                1.69%                    - *
   Total return                                                                  14.58%               30.48%             (15.80%)

THE RYDEX VARIABLE TRUST
------------------------
   RYDEX VARIABLE TRUST JUNO FUND(17)
   Accumulation units outstanding                                               152,871              141,145                    -
   Unit value                                                                 $0.927719            $1.051631                    -
   Net assets (thousands)                                                          $142                 $148                    -
   Mortality and expense ratio                                                    1.25%                1.25% *                  -
   Investment income ratio                                                            -                    - *                  -
   Total return                                                                (11.78%)                2.50%                    -

   RYDEX VARIABLE TRUST SECTOR ROTATION FUND(22)
   Accumulation units outstanding                                                 4,332                    -                    -
   Unit value                                                                 $1.260424                    -                    -
   Net assets (thousands)                                                            $5                    -                    -
   Mortality and expense ratio                                                    1.25% *                  -                    -
   Investment income ratio                                                            - *                  -                    -
   Total return                                                                  11.33%                    -                    -

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                             ----------------------------------------------------
SUBACCOUNT                                                                      2004                 2003                 2002
----------                                                                   ----------           ----------           ----------
SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND(18)
   Accumulation units outstanding                                                42,313               13,617                    -
   Unit value                                                                 $1.256681            $1.068811                    -
   Net assets (thousands)                                                           $53                  $15                    -
   Mortality and expense ratio                                                    1.25%                1.25% *                  -
   Investment income ratio                                                        2.63%                    - *                  -
   Total return                                                                  17.58%               20.57%                    -

   SCUDDER VIT EQUITY 500 INDEX FUND(9)
   Accumulation units outstanding                                               594,623              369,102               82,396
   Unit value                                                                 $1.075934            $0.985193            $0.778464
   Net assets (thousands)                                                          $640                 $364                  $64
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        1.08%                0.87%                3.19% *
   Total return                                                                   9.21%               26.56%              (3.36%)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   TECHNOLOGY PORTFOLIO(5)
   Accumulation units outstanding                                               123,535               95,926               52,170
   Unit value                                                                 $0.834751            $0.859436            $0.588941
   Net assets (thousands)                                                          $103                  $82                  $31
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                            -                    -                    - *
   Total return                                                                 (2.87%)               45.93%              (3.36%)

WANGER ADVISORS TRUST
---------------------
   WANGER INTERNATIONAL SELECT(4)
   Accumulation units outstanding                                                75,464               11,576                4,008
   Unit value                                                                 $1.521743            $1.239364            $0.888600
   Net assets (thousands)                                                          $115                  $14                   $4
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        0.08%                0.26%                    - *
   Total return                                                                  22.78%               39.47%             (13.06%)

   WANGER INTERNATIONAL SMALL CAP(2)
   Accumulation units outstanding                                               212,619              126,371               64,186
   Unit value                                                                 $1.657719            $1.288614            $0.876578
   Net assets (thousands)                                                          $352                 $163                  $56
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                        0.51%                0.27%                    - *
   Total return                                                                  28.64%               47.01%             (18.09%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                             ----------------------------------------------------
SUBACCOUNT                                                                      2004                 2003                 2002
----------                                                                   ----------           ----------           ----------
   WANGER SELECT(17)
   Accumulation units outstanding                                                93,655               15,430                    -
   Unit value                                                                 $1.430419            $1.214122                    -
   Net assets (thousands)                                                          $134                  $19                    -
   Mortality and expense ratio                                                    1.25%                1.25% *                  -
   Investment income ratio                                                            -                    - *                  -
   Total return                                                                  17.82%                8.09%                    -

   WANGER U.S. SMALLER COMPANIES(1)
   Accumulation units outstanding                                               495,382              311,346              150,739
   Unit value                                                                 $1.384146            $1.184511            $0.837503
   Net assets (thousands)                                                          $686                 $369                 $126
   Mortality and expense ratio                                                    1.25%                1.25%                1.25% *
   Investment income ratio                                                            -                    -                    - *
   Total return                                                                  16.85%               41.43%             (19.62%)

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with currrent year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1)  From inception May 20, 2002 to December 31, 2002.
(2)  From inception June 17, 2002 to December 31, 2002.
(3)  From inception June 20, 2002 to December 31, 2002.
(4)  From inception July 1, 2002 to December 31, 2002.
(5)  From inception July 2, 2002 to December 31, 2002.
(6)  From inception July 15, 2002 to December 31, 2002.
(7)  From inception July 26, 2002 to December 31, 2002.
(8)  From inception July 29, 2002 to December 31, 2002.
(9)  From inception July 31, 2002 to December 31, 2002.
(10) From inception August 1, 2002 to December 31, 2002.
(11) From inception August 19, 2002 to December 31, 2002.
(12) From inception August 23, 2002 to December 31, 2002.
(13) From inception September 5, 2002 to December 31, 2002.
(14) From inception October 15, 2002 to December 31, 2002.
(15) From inception January 8, 2003 to December 31, 2003.
(16) From inception March 6, 2003 to December 31, 2003.
(17) From inception July 11, 2003 to December 31, 2003.
(18) From inception July 15, 2003 to December 31, 2003.
(19) From inception August 7, 2003 to December 31, 2003.
(20) From inception September 2, 2003 to December 31, 2003.
(21) From inception January 5, 2004 to December 31, 2004.
(22) From inception April 28, 2004 to December 31, 2004.
(23) From inception December 3, 2004 to December 31, 2004.
* Annualized.

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                            SUBACCOUNT
                                 -----------------------------------------------------------------------------------------------

                                       PHOENIX-                                                               PHOENIX-ALLIANCE/
                                       ABERDEEN                                       PHOENIX-ALGER              BERNSTEIN
                                    INTERNATIONAL              PHOENIX-AIM              SMALL-CAP              ENHANCED INDEX
                                        SERIES                GROWTH SERIES           GROWTH SERIES               SERIES
                                  ------------------       ------------------       ------------------       -------------------
Accumulation units outstanding,
   beginning of period                        98,416                  135,347                   10,164                    59,104
Participant deposits                          67,343                   95,056                   57,662                    17,105
Participant transfers                         53,286 (e)              (17,802)                   1,410                    10,545
Participant withdrawals                      (19,863)                 (20,214)                 (10,768)                   (5,289)
                                 -----------------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                             199,182                  192,387                   58,468                    81,465
                                 ===============================================================================================

                                    PHOENIX-DUFF &              PHOENIX-                 PHOENIX-                  PHOENIX-
                                      PHELPS REAL               ENGEMANN                 ENGEMANN              ENGEMANN SMALL-
                                   ESTATE SECURITIES         CAPITAL GROWTH             GROWTH AND                CAP GROWTH
                                        SERIES                   SERIES                INCOME SERIES                SERIES
                                  ------------------       ------------------       ------------------       -------------------
Accumulation units outstanding,
   beginning of period                       217,687                  407,600                  208,317                    50,391
Participant deposits                          39,248                  361,548                  276,905                    70,165
Participant transfers                        130,036                  (27,284) (c)             435,421 (b)                 4,040
Participant withdrawals                       (3,112)                (100,819)                 (38,684)                   (4,638)
                                 -----------------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                             383,859                  641,045                  881,959                   119,958
                                 ===============================================================================================

                                       PHOENIX-                                                                   PHOENIX-
                                       ENGEMANN                 PHOENIX-                PHOENIX-               GOODWIN MULTI-
                                      STRATEGIC              ENGEMANN VALUE           GOODWIN MONEY             SECTOR FIXED
                                  ALLOCATION SERIES           EQUITY SERIES           MARKET SERIES             INCOME SERIES
                                  ------------------       ------------------       ------------------       -------------------
Accumulation units outstanding,
   beginning of period                       380,205                  268,875                  363,626                   262,379
Participant deposits                         356,032                  254,173                  229,954                   377,847
Participant transfers                       (119,385)                 155,751 (d)             (191,156)                  345,071 (a)
Participant withdrawals                      (43,827)                  (8,032)                  (8,782)                  (25,733)
                                 -----------------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                             573,025                  670,767                  393,642                   959,564
                                 ===============================================================================================

                                       PHOENIX-
                                    GOODWIN MULTI-                                    PHOENIX-KAYNE            PHOENIX-LAZARD
                                     SECTOR SHORT             PHOENIX-KAYNE             SMALL-CAP               INTERNATIONAL
                                      TERM BOND             RISING DIVIDENDS          QUALITY VALUE             EQUITY SELECT
                                        SERIES                   SERIES                  SERIES                     SERIES
                                  ------------------       ------------------       ------------------       -------------------
Accumulation units outstanding,
   beginning of period                         6,270                   60,388                        -                   131,158
Participant deposits                          75,951                   79,372                   14,867                   198,326
Participant transfers                         59,681                   65,124                   67,987                     5,273
Participant withdrawals                         (861)                  (2,744)                 (13,869)                   (3,336)
                                 -----------------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                             141,041                  202,140                   68,985                   331,421
                                 ===============================================================================================

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                            SUBACCOUNT
                                 -----------------------------------------------------------------------------------------------

                                    PHOENIX-LAZARD            PHOENIX-LORD             PHOENIX-LORD             PHOENIX-LORD
                                    SMALL-CAP VALUE           ABBETT BOND-           ABBETT LARGE-CAP          ABBETT MID-CAP
                                        SERIES              DEBENTURE SERIES           VALUE SERIES             VALUE SERIES
                                  ------------------       ------------------       ------------------       -------------------
Accumulation units outstanding,
   beginning of period                        20,976                   70,218                  161,666                    11,171
Participant deposits                           7,673                   22,561                  234,081                    25,004
Participant transfers                          3,055                   61,952                   36,155                    88,801
Participant withdrawals                           (2)                  (7,225)                  (3,213)                      (28)
                                 -----------------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                              31,702                  147,506                  428,689                   124,948
                                 ===============================================================================================

                                                                 PHOENIX-
                                        PHOENIX-                 NORTHERN            PHOENIX-SANFORD           PHOENIX-SANFORD
                                     NORTHERN DOW 30            NASDAQ-100            BERNSTEIN MID-           BERNSTEIN SMALL-
                                         SERIES              INDEX(R) SERIES         CAP VALUE SERIES          CAP VALUE SERIES
                                  ------------------       ------------------       ------------------       -------------------
Accumulation units outstanding,
   beginning of period                        95,410                  258,433                  253,081                   157,084
Participant deposits                          38,263                  194,358                  197,208                   116,527
Participant transfers                          2,131                   15,899                   43,119                    18,272
Participant withdrawals                       (6,263)                  (2,653)                 (11,080)                  (10,430)
                                 -----------------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                             129,541                  466,037                  482,328                   281,453
                                 ===============================================================================================

                                    PHOENIX-SENECA           PHOENIX-SENECA          AIM V.I. CAPITAL
                                    MID-CAP GROWTH           STRATEGIC THEME           APPRECIATION            AIM V.I. MID-CAP
                                        SERIES                   SERIES                    FUND                CORE EQUITY FUND
                                  ------------------       ------------------       ------------------       -------------------
Accumulation units outstanding,
   beginning of period                        97,520                  103,482                  150,003                         -
Participant deposits                          34,148                  186,417                  100,297                         -
Participant transfers                         (7,674)                  29,407                   44,961                   104,163 (f)
Participant withdrawals                            -                   (6,315)                  (5,275)                        -
                                 -----------------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                             123,994                  312,991                  289,986                   104,163
                                 ===============================================================================================

                                                                                      FEDERATED FUND           FEDERATED HIGH
                                                             ALGER AMERICAN               FOR U.S.              INCOME BOND
                                   AIM V.I. PREMIER         LEVERAGED ALLCAP            GOVERNMENT               FUND II --
                                     EQUITY FUND               PORTFOLIO               SECURITIES II           PRIMARY SHARES
                                  ------------------       ------------------       ------------------       -------------------
Accumulation units outstanding,
   beginning of period                        51,485                   81,400                  759,937                   117,334
Participant deposits                          31,843                      792                  446,188                    53,533
Participant transfers                          3,216                  (41,056)                  51,272                    57,922
Participant withdrawals                            -                     (544)                 (20,823)                   (4,753)
                                 -----------------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                              86,544                   40,592                1,236,574                   224,036
                                 ===============================================================================================

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                            SUBACCOUNT
                                 -----------------------------------------------------------------------------------------------

                                                              VIP GROWTH
                                   VIP CONTRAFUND(R)         OPPORTUNITIES             VIP GROWTH               MUTUAL SHARES
                                       PORTFOLIO               PORTFOLIO                PORTFOLIO              SECURITIES FUND
                                  ------------------       ------------------       ------------------       -------------------
Accumulation units outstanding,
   beginning of period                       115,343                    1,366                  147,949                    90,200
Participant deposits                         119,359                   15,341                  238,826                    14,375
Participant transfers                        129,720                   29,158                   (8,735)                    9,369
Participant withdrawals                       (6,256)                      (3)                  (1,026)                  (28,939)
                                 -----------------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                             358,166                   45,862                  377,014                    85,005
                                 ===============================================================================================

                                      TEMPLETON                TEMPLETON                                        RYDEX VARIABLE
                                       FOREIGN                   GROWTH               RYDEX VARIABLE             TRUST SECTOR
                                   SECURITIES FUND          SECURITIES FUND           TRUST JUNO FUND           ROTATION FUND
                                  ------------------       ------------------       ------------------       -------------------
 Accumulation units outstanding,
   beginning of period                       182,769                   43,904                  141,145                         -
Participant deposits                          88,768                   62,996                   10,691                     4,415
Participant transfers                         (8,917)                  13,927                    1,789                       (83)
Participant withdrawals                      (16,453)                     (16)                    (754)                        -
                                 -----------------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                             246,167                  120,811                  152,871                     4,332
                                 ===============================================================================================

                                       SCUDDER VIT
                                     EAFE(R) EQUITY            SCUDDER VIT                                         WANGER
                                         INDEX              EQUITY 500 INDEX           TECHNOLOGY               INTERNATIONAL
                                          FUND                    FUND                  PORTFOLIO                  SELECT
                                  ------------------       ------------------       ------------------       -------------------
Accumulation units outstanding,
   beginning of period                        13,617                  369,102                   95,926                    11,576
Participant deposits                          29,457                  139,287                   39,150                    39,721
Participant transfers                           (694)                 115,386                   (3,952)                   24,167
Participant withdrawals                          (67)                 (29,152)                  (7,589)                        -
                                 -----------------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                              42,313                  594,623                  123,535                    75,464
                                 ===============================================================================================

                                         WANGER                                        WANGER U.S.
                                     INTERNATIONAL                                       SMALLER
                                       SMALL CAP              WANGER SELECT             COMPANIES
                                  ------------------       ------------------       ------------------
Accumulation units outstanding,
   beginning of period                       126,371                   15,430                  311,346
Participant deposits                          91,868                   62,133                  178,139
Participant transfers                         (1,394)                  16,499                   13,030
Participant withdrawals                       (4,226)                    (407)                  (7,133)
                                 ---------------------------------------------------------------------
Accumulation units outstanding,
   end of period                             212,619                   93,655                  495,382
                                 =====================================================================

(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers includeunits transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                            SUBACCOUNT
                                  ----------------------------------------------------------------------------------------------

                                       PHOENIX-                                      PHOENIX-ALLIANCE/
                                       ABERDEEN             PHOENIX-AIM MID-            BERNSTEIN             PHOENIX-ALLIANCE/
                                    INTERNATIONAL             CAP EQUITY              ENHANCED INDEX          BERNSTEIN GROWTH
                                       SERIES                   SERIES                    SERIES               + VALUE SERIES
                                  ------------------       ------------------       ------------------       -------------------
Accumulation units outstanding,
  beginning of period                         47,846                   27,046                   29,129                    60,675
Participant deposits                          34,182                   20,283                   32,289                    28,257
Participant transfers                         16,413                   12,102                        -                    43,192
Participant withdrawals                          (25)                       -                   (2,314)                      (13)
                                  ----------------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                               98,416                   59,431                   59,104                   132,111
                                  ==============================================================================================

                                    PHOENIX-DUFF &              PHOENIX-                 PHOENIX-
                                      PHELPS REAL               ENGEMANN              ENGEMANN SMALL               PHOENIX-
                                   ESTATE SECURITIES         CAPITAL GROWTH             & MID-CAP               GOODWIN MONEY
                                        SERIES                   SERIES                GROWTH SERIES            MARKET SERIES
                                  ------------------       ------------------       ------------------       -------------------
Accumulation units outstanding,
  beginning of period                        156,626                   80,565                    2,527                   278,764
Participant deposits                          34,609                  320,115                   61,676                   155,951
Participant transfers                         40,346                   29,419                     (673)                  (70,946)
Participant withdrawals                      (13,894)                 (22,499)                 (13,139)                     (143)
                                  ----------------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                              217,687                  407,600                   50,391                   363,626
                                  ==============================================================================================

                                                                PHOENIX-
                                       PHOENIX-              GOODWIN MULTI-
                                    GOODWIN MULTI-            SECTOR SHORT            PHOENIX-JANUS             PHOENIX-KAYNE
                                     SECTOR FIXED              TERM BOND             FLEXIBLE INCOME           RISING DIVIDENDS
                                     INCOME SERIES               SERIES                   SERIES                   SERIES
                                  ------------------       ------------------       ------------------       -------------------
Accumulation units outstanding,
  beginning of period                        116,281                        -                    7,402                         -
Participant deposits                          54,131                    6,172                  125,103                    60,525
Participant transfers                        101,256                       98                   57,984                        97
Participant withdrawals                       (9,289)                       -                   (9,440)                     (234)
                                  ----------------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                              262,379                    6,270                  181,049                    60,388
                                  ==============================================================================================

                                    PHOENIX-LAZARD
                                     INTERNATIONAL          PHOENIX-LAZARD            PHOENIX-LORD             PHOENIX-LORD
                                     EQUITY SELECT          SMALL-CAP VALUE           ABBETT BOND-            ABBETT LARGE-CAP
                                        SERIES                  SERIES               DEBENTURE SERIES           VALUE SERIES
                                  ------------------       ------------------       ------------------       -------------------
Accumulation units outstanding,
  beginning of period                         34,261                        -                        -                    21,770
Participant deposits                          79,703                   12,790                   65,669                   118,783
Participant transfers                         17,194                    8,186                    9,469                    21,218
Participant withdrawals                            -                        -                   (4,920)                     (105)
                                  ----------------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                              131,158                   20,976                   70,218                   161,666
                                  ==============================================================================================

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                            SUBACCOUNT
                                  ----------------------------------------------------------------------------------------------

                                     PHOENIX-LORD             PHOENIX-MFS              PHOENIX-MFS
                                    ABBETT MID-CAP          INVESTORS GROWTH         INVESTORS TRUST            PHOENIX-MFS
                                     VALUE SERIES             STOCK SERIES               SERIES                 VALUE SERIES
                                  ------------------       ------------------       ------------------       -------------------
Accumulation units outstanding,
  beginning of period                              -                   37,405                    1,369                    23,368
Participant deposits                          17,515                   59,574                   28,718                    63,371
Participant transfers                         (6,344)                  38,430                      323                     2,672
Participant withdrawals                            -                      (62)                      (4)                     (367)
                                  ----------------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                               11,171                  135,347                   30,406                    89,044
                                  ==============================================================================================

                                                                                        PHOENIX-                  PHOENIX-
                                       PHOENIX-                PHOENIX-              OAKHURST GROWTH              OAKHURST
                                    NORTHERN DOW 30         NORTHERN NASDAQ-           AND INCOME                 STRATEGIC
                                        SERIES            100 INDEX(R) SERIES            SERIES               ALLOCATION SERIES
                                  ------------------      -------------------       ------------------       -------------------
Accumulation units outstanding,
  beginning of period                         74,493                  138,032                   51,199                   189,644
Participant deposits                          57,247                   92,922                  130,298                   105,522
Participant transfers                        (23,915)                  41,827                   39,858                   124,131
Participant withdrawals                      (12,415)                 (14,348)                 (13,038)                  (39,092)
                                  ----------------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                               95,410                  258,433                  208,317                   380,205
                                  ==============================================================================================

                                       PHOENIX-            PHOENIX-SANFORD           PHOENIX-SANFORD           PHOENIX-SANFORD
                                    OAKHURST VALUE         BERNSTEIN GLOBAL           BERNSTEIN MID-           BERNSTEIN SMALL-
                                    EQUITY SERIES            VALUE SERIES            CAP VALUE SERIES          CAP VALUE SERIES
                                  ------------------      -------------------       ------------------       -------------------
Accumulation units outstanding,
  beginning of period                         89,687                        -                  111,556                    40,279
Participant deposits                         116,080                    4,356                   98,827                    61,625
Participant transfers                         64,025                   16,369                   54,837                    67,392
Participant withdrawals                         (917)                       -                  (12,139)                  (12,212)
                                  ----------------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                              268,875                   20,725                  253,081                   157,084
                                  ==============================================================================================

                                                                                      PHOENIX-STATE
                                    PHOENIX-SENECA          PHOENIX-SENECA           STREET RESEARCH          AIM V.I. CAPITAL
                                    MID-CAP GROWTH          STRATEGIC THEME             SMALL-CAP               APPRECIATION
                                        SERIES                  SERIES                GROWTH SERIES                 FUND
                                  ------------------      -------------------       ------------------       -------------------
Accumulation units outstanding,
  beginning of period                         37,593                   48,301                    5,973                    35,248
Participant deposits                          39,063                   46,525                    5,110                    80,389
Participant transfers                         35,348                   11,067                     (918)                   34,435
Participant withdrawals                      (14,484)                  (2,411)                      (1)                      (69)
                                  ----------------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                               97,520                  103,482                   10,164                   150,003
                                  ==============================================================================================

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                            SUBACCOUNT
                                  ----------------------------------------------------------------------------------------------

                                                                                     FEDERATED FUND            FEDERATED HIGH
                                                            ALGER AMERICAN              FOR U.S.                INCOME BOND
                                    AIM V.I. PREMIER       LEVERAGED ALLCAP            GOVERNMENT                 FUND II--
                                      EQUITY FUND             PORTFOLIO               SECURITIES II            PRIMARY SHARES
                                  ------------------      -------------------       ------------------       -------------------
Accumulation units outstanding,
  beginning of period                         11,201                   53,439                  230,299                    64,789
Participant deposits                           1,381                        -                  311,517                    14,753
Participant transfers                         39,059                   32,997                  228,173                    42,549
Participant withdrawals                         (156)                  (5,036)                 (10,052)                   (4,757)
                                  ----------------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                               51,485                   81,400                  759,937                   117,334
                                  ==============================================================================================

                                                              VIP GROWTH
                                  VIP CONTRAFUND(R)         OPPORTUNITIES              VIP GROWTH               MUTUAL SHARES
                                      PORTFOLIO               PORTFOLIO                 PORTFOLIO              SECURITIES FUND
                                  ------------------      -------------------       ------------------       -------------------
Accumulation units outstanding,
  beginning of period                         27,542                    1,427                   55,389                    18,846
Participant deposits                          83,990                        -                   73,840                    63,419
Participant transfers                          3,811                      (58)                  18,732                     7,935
Participant withdrawals                            -                       (3)                     (12)                        -
                                  ----------------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                              115,343                    1,366                  147,949                    90,200
                                  ==============================================================================================


                                       TEMPLETON               TEMPLETON                                        SCUDDER VIT
                                        FOREIGN                 GROWTH               RYDEX VARIABLE            EAFE(R) EQUITY
                                    SECURITIES FUND         SECURITIES FUND          TRUST JUNO FUND             INDEX FUND
                                  ------------------      -------------------       ------------------       -------------------
Accumulation units outstanding,
  beginning of period                         66,040                   17,175                        -                         -
Participant deposits                         101,101                    6,300                  140,980                    13,970
Participant transfers                         15,766                   20,525                      165                      (353)
Participant withdrawals                         (138)                     (96)                       -                         -
                                  ----------------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                              182,769                   43,904                  141,145                    13,617
                                  ==============================================================================================

                                       SCUDDER VIT                                                                WANGER
                                    EQUITY 500 INDEX          TECHNOLOGY             WANGER FOREIGN            INTERNATIONAL
                                         FUND                 PORTFOLIO                   FORTY                   SMALL CAP
                                  ------------------      -------------------       ------------------       -------------------
Accumulation units outstanding,
  beginning of period                         82,396                   52,170                    4,008                    64,186
Participant deposits                         179,721                   45,798                    3,424                    45,324
Participant transfers                        107,458                   16,620                    4,144                    18,886
Participant withdrawals                         (473)                 (18,662)                       -                    (2,025)
                                  ----------------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                             369,102                   95,926                   11,576                   126,371
                                  ==============================================================================================

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                            SUBACCOUNT
                                  ----------------------------------------------------------------------------------------------

                                                              WANGER U.S.
                                                                SMALLER
                                    WANGER TWENTY              COMPANIES
                                  ------------------      -------------------
Accumulation units outstanding,
  beginning of period                              -                  150,739
Participant deposits                          15,430                  123,127
Participant transfers                              -                   39,929
Participant withdrawals                            -                   (2,449)
                                  -------------------------------------------
Accumulation units outstanding,
  end of period                               15,430                  311,346
                                  ===========================================

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges each subaccount the daily equivalent of 1.125% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro rata basis from the subaccounts and Guaranteed Interest Account in which contract/policy owners have an interest. Such fees aggregated $2,415, $876 and $0 for the years ended December 31, 2004, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $685, $194 and $94 for the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix believes that each of the subaccounts satisfies the current requirements of the regulations. Phoenix intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small- Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[LOGO] PRICEWATERHOUSECOOPERS

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account (Phoenix Spectrum Edge(R) (Death Benefit Option 2)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Accumulation Account (Phoenix Spectrum Edge(R) (Death Benefit Option 2)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2005

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

A N N U A L   R E P O R T
          Phoenix Spectrum Edge(R)

                                                 V a r i a b l e   A n n u i t y




             P H O E N I X   L I F E   V A R I A B L E   A C C U M U L A T I O N
                                                                   A C C O U N T
                                                               DECEMBER 31, 2004


                                                          DEATH BENEFIT OPTION 3




                                [LOGO] PHOENIX(R)

                  VA0560AR3 (C) 2005 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                                 PHOENIX-              PHOENIX-
                                                                 ENGEMANN              ENGEMANN            PHOENIX-LAZARD
                                           PHOENIX-AIM          GROWTH AND            STRATEGIC            INTERNATIONAL
                                             GROWTH               INCOME              ALLOCATION           EQUITY SELECT
                                           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                       -----------------     -----------------     -----------------     -----------------
ASSETS
   Investment at cost                  $          16,668     $          19,625     $          20,324     $          45,139
                                       =================     =================     =================     =================
   Investment at market                $          17,665     $          21,272     $          20,668     $          50,891
                                       -----------------     -----------------     -----------------     -----------------
      Total assets                                17,665                21,272                20,668                50,891
LIABILITIES
   Accrued expenses                                   21                    25                    24                    59
                                       -----------------     -----------------     -----------------     -----------------
NET ASSETS                             $          17,644     $          21,247     $          20,644     $          50,832
                                       =================     =================     =================     =================
Accumulation units outstanding                    19,734                19,990                18,415                36,496
                                       =================     =================     =================     =================
Unit value                             $        0.894139     $        1.062868     $        1.121018     $        1.392842
                                       =================     =================     =================     =================

                                                                                    FEDERATED FUND
                                          PHOENIX-LORD                                 FOR U.S.
                                        ABBETT LARGE-CAP     AIM V.I. CAPITAL         GOVERNMENT
                                             VALUE             APPRECIATION          SECURITIES II          VIP GROWTH
                                          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                       -----------------     -----------------     -----------------     -----------------
ASSETS
   Investment at cost                  $          42,138     $          16,651     $          87,097     $          19,433
                                       =================     =================     =================     =================
   Investment at market                $          46,357     $          17,983     $          87,958     $          20,445
                                       -----------------     -----------------     -----------------     -----------------
      Total assets                                46,357                17,983                87,958                20,445
LIABILITIES
   Accrued expenses                                   54                    21                   104                    24
                                       -----------------     -----------------     -----------------     -----------------
NET ASSETS                             $          46,303     $          17,962     $          87,854     $          20,421
                                       =================     =================     =================     =================
Accumulation units outstanding                    32,890                17,319                80,235                21,631
                                       =================     =================     =================     =================
Unit value                             $        1.407826     $        1.037154     $        1.094955     $        0.944064
                                       =================     =================     =================     =================

                                             WANGER
                                         INTERNATIONAL
                                           SMALL CAP
                                           SUBACCOUNT
                                       -----------------
ASSETS
   Investment at cost                  $          13,895
                                       =================
   Investment at market                $          16,726
                                       -----------------
      Total assets                                16,726
LIABILITIES
   Accrued expenses                                   19
                                       -----------------
NET ASSETS                             $          16,707
                                       =================
Accumulation units outstanding                    10,122
                                       =================
Unit value                             $        1.650590
                                       =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                          PHOENIX-              PHOENIX-
                                                                          ENGEMANN              ENGEMANN           PHOENIX-LAZARD
                                                  PHOENIX-AIM            GROWTH AND            STRATEGIC           INTERNATIONAL
                                                     GROWTH                INCOME              ALLOCATION          EQUITY SELECT
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                               -----------------     -----------------     -----------------     -----------------
Investment income
   Distributions                               $              17     $             195     $             369     $             443
Expenses
   Mortality and expense fees                                130                   156                   154                   359
   Indexing (gain) loss                                        1                     3                     2                     9
                                               -----------------     -----------------     -----------------     -----------------
Net investment income (loss)                                (114)                   36                   213                    75
                                               -----------------     -----------------     -----------------     -----------------
Net realized gain (loss) from share
   transactions                                                1                     1                     1                     5
Net realized gain distribution from Fund                     -                     -                     520                   279
Net change in unrealized appreciation
   (depreciation) on investment                              978                 1,624                   339                 5,700
                                               -----------------     -----------------     -----------------     -----------------
Net gain (loss) on investment                                979                 1,625                   860                 5,984
Net increase (decrease) in net assets
   resulting from operations                   $             865     $           1,661     $           1,073     $           6,059
                                               =================     =================     =================     =================

                                                                                            FEDERATED FUND
                                                  PHOENIX-LORD                                 FOR U.S.
                                                ABBETT LARGE-CAP      AIM V.I. CAPITAL        GOVERNMENT
                                                     VALUE              APPRECIATION         SECURITIES II          VIP GROWTH
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                               -----------------     -----------------     -----------------     -----------------
Investment income
   Distributions                               $             334     $             -       $             963     $               5
Expenses
   Mortality and expense fees                                335                   131                   682                   151
   Indexing (gain) loss                                        7                     3                     7                     3
                                               -----------------     -----------------     -----------------     -----------------
Net investment income (loss)                                  (8)                 (134)                  274                  (149)
                                               -----------------     -----------------     -----------------     -----------------
Net realized gain (loss) from share
   transactions                                                4                     2                     1                     2
Net realized gain distribution from Fund                     161                   -                     112                   -
Net change in unrealized appreciation
   (depreciation) on investment                            4,182                 1,312                   861                   985
                                               -----------------     -----------------     -----------------     -----------------
Net gain (loss) on investment                              4,347                 1,314                   974                   987
Net increase (decrease) in net assets
   resulting from operations                   $           4,339     $           1,180     $           1,248     $             838
                                               =================     =================     =================     =================

                                                     WANGER
                                                 INTERNATIONAL
                                                   SMALL CAP
                                                   SUBACCOUNT
                                               -----------------
Investment income
   Distributions                               $              25
Expenses
   Mortality and expense fees                                116
   Indexing (gain) loss                                        4
                                               -----------------
Net investment income (loss)                                 (95)
                                               -----------------
Net realized gain (loss) from share
   transactions                                                2
Net realized gain distribution from Fund                     -
Net change in unrealized appreciation
   (depreciation) on investment                            2,809
                                               -----------------
Net gain (loss) on investment                              2,811
Net increase (decrease) in net assets
   resulting from operations                   $           2,716
                                               =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                         PHOENIX-             PHOENIX-
                                                                         ENGEMANN             ENGEMANN            PHOENIX-LAZARD
                                                   PHOENIX-AIM          GROWTH AND            STRATEGIC            INTERNATIONAL
                                                     GROWTH               INCOME              ALLOCATION           EQUITY SELECT
                                                   SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               -----------------     -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)             $            (114)    $              36     $             213     $              75
      Net realized gain (loss)                                 1                     1                   521                   284
      Net change in unrealized appreciation
         (depreciation) on investment                        978                 1,624                   339                 5,700
                                               -----------------     -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                           865                 1,661                 1,073                 6,059
                                               -----------------     -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                   -                     -                     -                     -
      Participant transfers                               15,360                17,922                17,923                40,963
      Participant withdrawals                                -                     -                     -                     -
                                               -----------------     -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                     15,360                17,922                17,923                40,963
                                               -----------------     -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   16,225                19,583                18,996                47,022
NET ASSETS
   Beginning of period                                     1,419                 1,664                 1,648                 3,810
                                               -----------------     -----------------     -----------------     -----------------
   End of period                               $          17,644     $          21,247     $          20,644     $          50,832
                                               =================     =================     =================     =================

                                                                                            FEDERATED FUND
                                                 PHOENIX-LORD                                  FOR U.S.
                                               ABBETT LARGE-CAP      AIM V.I. CAPITAL         GOVERNMENT
                                                    VALUE              APPRECIATION          SECURITIES II          VIP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               -----------------     -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)             $              (8)    $            (134)    $             274     $            (149)
      Net realized gain (loss)                               165                     2                   113                     2
      Net change in unrealized appreciation
        (depreciation) on investment                       4,182                 1,312                   861                   985
                                               -----------------     -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                         4,339                 1,180                 1,248                   838
                                               -----------------     -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                   -                     -                     -                     -
      Participant transfers                               38,404                15,361                79,367                17,921
      Participant withdrawals                                -                     -                     -                     -
                                               -----------------     -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                     38,404                15,361                79,367                17,921
                                               -----------------     -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   42,743                16,541                80,615                18,759
NET ASSETS
   Beginning of period                                     3,560                 1,421                 7,239                 1,662
                                               -----------------     -----------------     -----------------     -----------------
   End of period                               $          46,303     $          17,962     $          87,854     $          20,421
                                               =================     =================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                     WANGER
                                                 INTERNATIONAL
                                                   SMALL CAP
                                                   SUBACCOUNT
                                               -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)             $             (95)
      Net realized gain (loss)                                 2
      Net change in unrealized appreciation
         (depreciation) on investment                      2,809
                                               -----------------
      Net increase (decrease) in net assets
         resulting from operations                         2,716
                                               -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                   -
      Participant transfers                               12,802
      Participant withdrawals                                -
                                               -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                     12,802
                                               -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   15,518
NET ASSETS
   Beginning of period                                     1,189
                                               -----------------
   End of period                               $          16,707
                                               =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                 PHOENIX-LAZARD        PHOENIX-LORD          PHOENIX-MFS              PHOENIX-
                                                 INTERNATIONAL       ABBETT LARGE-CAP      INVESTORS GROWTH       OAKHURST GROWTH
                                                 EQUITY SELECT            VALUE                 STOCK               AND INCOME
                                                 SUBACCOUNT(1)         SUBACCOUNT(1)         SUBACCOUNT(1)         SUBACCOUNT(1)
                                               -----------------     -----------------     -----------------     -----------------

FROM OPERATIONS
   Net investment income (loss)                $              17     $              13     $              (1)    $               6
   Net realized gain (loss)                                    3                     7                   -                     -
   Net change in unrealized appreciation
      (depreciation) on investments                           52                    37                    19                    23
                                               -----------------     -----------------     -----------------     -----------------
   Net increase (decrease) resulting from
      operations                                              72                    57                    18                    29
                                               -----------------     -----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      -                     -                     -                     -
   Participant transfers                                   3,738                 3,503                 1,401 ++              1,635
   Participant withdrawals                                   -                     -                     -                     -
                                               -----------------     -----------------     -----------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                         3,738                 3,503                 1,401                 1,635
                                               -----------------     -----------------     -----------------     -----------------
   Net increase (decrease) in net assets                   3,810                 3,560                 1,419                 1,664
NET ASSETS
   Beginning of period                                       -                     -                     -                     -
                                               -----------------     -----------------     -----------------     -----------------
   End of period                               $           3,810     $           3,560     $           1,419     $           1,664
                                               =================     =================     =================     =================

                                                   PHOENIX-                                 FEDERATED FUND
                                                   OAKHURST                                    FOR U.S.
                                                  STRATEGIC          AIM V.I. CAPITAL         GOVERNMENT
                                                  ALLOCATION           APPRECIATION          SECURITIES II          VIP GROWTH
                                                 SUBACCOUNT(1)         SUBACCOUNT(1)         SUBACCOUNT(1)         SUBACCOUNT(1)
                                               -----------------     -----------------     -----------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                $               8     $             -       $              (2)    $             -
   Net realized gain (loss)                                  -                     -                     -                     -
   Net change in unrealized appreciation
      (depreciation) on investments                            5                    20                   -                      27
                                               -----------------     -----------------     -----------------     -----------------
   Net increase (decrease) resulting from
      operations                                              13                    20                    (2)                   27
                                               -----------------     -----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      -                     -                     -                     -
   Participant transfers                                   1,635                 1,401                 7,241                 1,635
   Participant withdrawals                                   -                     -                     -                     -
                                               -----------------     -----------------     -----------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                         1,635                 1,401                 7,241                 1,635
                                               -----------------     -----------------     -----------------     -----------------
   Net increase (decrease) in net assets                   1,648                 1,421                 7,239                 1,662
NET ASSETS
   Beginning of period                                       -                     -                     -                     -
                                               -----------------     -----------------     -----------------     -----------------
   End of period                               $           1,648      $          1,421     $           7,239     $           1,662
                                               =================     =================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                    WANGER
                                                 INTERNATIONAL
                                                   SMALL CAP
                                                 SUBACCOUNT(1)
                                               -----------------
FROM OPERATIONS
   Net investment income (loss)                $             -
   Net realized gain (loss)                                  -
   Net change in unrealized appreciation
      (depreciation) on investments                           22
                                               -----------------
   Net increase (decrease) resulting from
      operations                                              22
                                               -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      -
   Participant transfers                                   1,167
   Participant withdrawals                                   -
                                               -----------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                         1,167
                                               -----------------
   Net increase (decrease) in net assets                   1,189
NET ASSETS
   Beginning of period                                       -
                                               -----------------
   End of period                               $           1,189
                                               =================

++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception December 24, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 3)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

     The Phoenix Life Variable Accumulation Account (the "Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account is used to fund benefits for variable annuity products issued by Phoenix, including Phoenix Spectrum Edge(R) (Death Benefit Option 3) (the "Product"). These financial statements are presented for the Product.

     The Account currently consists of 48 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

     Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account.

     The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                   INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     High total return consistent with reasonable risk
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                 Long-term growth of capital and future income rather than current income
(formerly, Phoenix-MFS Investors Growth Stock Series)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap        Long-term capital growth
Growth Series)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          High total return
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series       Capital appreciation and income with approximately equal emphasis
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                 Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth        Long-term growth of capital
 Series)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series              High total return over an extended period of time consistent with prudent
(formerly, Phoenix-Oakhurst Strategic Allocation Series)  investment risk
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                      Long-term capital appreciation with current income as a secondary
(formerly, Phoenix-Oakhurst Value Equity Series)          consideration
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          Long-term total return
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series       To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     Long-term capital appreciation with dividend income as a secondary consideration
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              Long-term capital appreciation with dividend income as a secondary consideration
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         Long-term capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                     Long-term capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                 High current income and long-term capital appreciation to produce a high total return
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                Capital appreciation with income as a secondary consideration
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                  Capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            To track the total return of the Dow Jones Industrial Average(SM) before series expenses
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               To track the total return of the Nasdaq-100 Index(R) before series expenses
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series            Long-term capital appreciation with current income as a secondary investment objective
------------------------------------------------------------------------------------------------------------------------------------

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 3)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                   INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
                                                          Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series          small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                      Capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     Long-term capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        Growth of capital
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                         Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                              Long-term growth of capital with income as a secondary objective
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 Long-term capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II          Current income by investing primarily in a diversified portfolio or U.S.
                                                          government securities
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                               Long-term capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        Capital growth
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                      Capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             Capital appreciation with income as a secondary goal
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         Long-term capital growth
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          Long-term capital growth
------------------------------------------------------------------------------------------------------------------------------------
                                                          To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures
Rydex Variable Trust Juno Fund                            contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.
------------------------------------------------------------------------------------------------------------------------------------
                                                          To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                            benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 Long-term capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
                                                          Match the performance of the Morgan Stanley Capital International EAFE(R)
Scudder VIT EAFE(R) Equity Index Fund                     Index which emphasizes stocks of companies in major markets in Europe,
                                                          Australasia and the Far East
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         Match the performance of the Standard & Poor's 500 Composite Stock Price
                                                          Index which emphasizes stocks of large U.S. companies
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      Long-term capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                               Long-term growth of capital
(formerly, Wanger Foreign Forty)
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                            Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                             Long-term growth of capital
(formerly, Wanger Twenty)
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                             Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

    A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

    B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

    C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

    D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

    E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

    F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 3)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS

    Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                                PURCHASES                        SALES
----------                                                                ---------                        -----
THE PHOENIX EDGE SERIES FUND
----------------------------
    Phoenix-AIM Growth Series                                            $     15,386                    $      120
    Phoenix-Engemann Growth and Income Series                                  18,117                           134
    Phoenix-Engemann Strategic Allocation Series                               18,812                           133
    Phoenix-Lazard International Equity Select Series                          41,686                           311
    Phoenix-Lord Abbett Large-Cap Value Series                                 38,899                           289

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 3)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                PURCHASES                        SALES
----------                                                                ---------                        -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
    AIM V.I. Capital Appreciation Fund                                   $     15,361                    $      113

FEDERATED INSURANCE SERIES
--------------------------
    Federated Fund for U.S. Government Securities II                           80,442                           587

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP Growth Portfolio                                                       17,926                           130

WANGER ADVISORS TRUST
---------------------
    Wanger International Small Cap                                             12,826                           101

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 3)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

    A summary of Financial Highlights of the Account for the periods ended December 31, 2004 and 2003 follows:

                                                                                                    PERIOD ENDED
                                                                                                    DECEMBER 31,
                                                                                           -----------------------------
SUBACCOUNT                                                                                     2004             2003
----------                                                                                 ------------     ------------
THE PHOENIX EDGE SERIES FUND
----------------------------
        PHOENIX-AIM GROWTH SERIES(1)
        Accumulation units outstanding                                                           19,734            1,632
        Unit value                                                                            $0.894139        $0.870202
        Net assets (thousands)                                                                      $18               $1
        Mortality and expense ratio                                                               1.40%            1.40% *
        Investment income ratio                                                                   0.18%                - *
        Total return                                                                              2.75%            1.35%

        PHOENIX-ENGEMANN GROWTH AND INCOME SERIES(1)
        Accumulation units outstanding                                                           19,990            1,705
        Unit value                                                                            $1.062868        $0.975733
        Net assets (thousands)                                                                      $21               $2
        Mortality and expense ratio                                                               1.40%            1.40% *
        Investment income ratio                                                                   1.76%           19.03% *
        Total return                                                                              8.93%            1.75%

        PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES(1)
        Accumulation units outstanding                                                           18,415            1,558
        Unit value                                                                            $1.121018        $1.058007
        Net assets (thousands)                                                                      $21               $2
        Mortality and expense ratio                                                               1.40%            1.40% *
        Investment income ratio                                                                   3.36%           28.61% *
        Total return                                                                              5.96%            0.85%

        PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(1)
        Accumulation units outstanding                                                           36,496            3,125
        Unit value                                                                            $1.392842        $1.219280
        Net assets (thousands)                                                                      $51               $4
        Mortality and expense ratio                                                               1.40%            1.40% *
        Investment income ratio                                                                   1.73%           25.03% *
        Total return                                                                             14.23%            1.95%

        PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(1)
        Accumulation units outstanding                                                           32,890            2,808
        Unit value                                                                            $1.407826        $1.267489
        Net assets (thousands)                                                                      $46               $4
        Mortality and expense ratio                                                               1.40%            1.40% *
        Investment income ratio                                                                   1.40%           20.74% *
        Total return                                                                             11.07%            1.60%

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                    PERIOD ENDED
                                                                                                    DECEMBER 31,
                                                                                           -----------------------------
SUBACCOUNT                                                                                     2004             2003
----------                                                                                 ------------     ------------
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
        AIM V.I. CAPITAL APPRECIATION FUND(1)
        Accumulation units outstanding                                                           17,319            1,440
        Unit value                                                                            $1.037154        $0.986508
        Net assets (thousands)                                                                      $18               $1
        Mortality and expense ratio                                                               1.40%            1.40% *
        Investment income ratio                                                                       -                - *
        Total return                                                                              5.13%            1.40%

FEDERATED INSURANCE SERIES
--------------------------
        FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(1)
        Accumulation units outstanding                                                           80,235            6,754
        Unit value                                                                            $1.094955        $1.071808
        Net assets (thousands)                                                                      $88               $7
        Mortality and expense ratio                                                               1.40%            1.40% *
        Investment income ratio                                                                   1.98%                - *
        Total return                                                                              2.16%          (0.03%)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
        VIP GROWTH PORTFOLIO(1)
        Accumulation units outstanding                                                           21,631            1,792
        Unit value                                                                            $0.944064        $0.927212
        Net assets (thousands)                                                                      $20               $2
        Mortality and expense ratio                                                               1.40%            1.40% *
        Investment income ratio                                                                   0.05%                - *
        Total return                                                                              1.82%            1.62%

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                    PERIOD ENDED
                                                                                                    DECEMBER 31,
                                                                                           -----------------------------
SUBACCOUNT                                                                                     2004             2003
----------                                                                                 ------------     ------------
WANGER ADVISORS TRUST
---------------------
        WANGER INTERNATIONAL SMALL CAP(1)
        Accumulation units outstanding                                                           10,122              926
        Unit value                                                                            $1.650590        $1.285022
        Net assets (thousands)                                                                      $17               $1
        Mortality and expense ratio                                                               1.40%            1.40% *
        Investment income ratio                                                                   0.30%                - *
        Total return                                                                             28.45%            1.89%

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception December 24, 2003 to December 31, 2003.
* Annualized.

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 3)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                    SUBACCOUNT
                                               -----------------------------------------------------------------------------------

                                                                         PHOENIX-              PHOENIX-           PHOENIX-LAZARD
                                                                         ENGEMANN              ENGEMANN            INTERNATIONAL
                                                  PHOENIX-AIM           GROWTH AND             STRATEGIC           EQUITY SELECT
                                                 GROWTH SERIES         INCOME SERIES       ALLOCATION SERIES           SERIES
                                               -----------------     -----------------     -----------------     -----------------
Accumulation units outstanding,
   beginning of period                                     1,632                 1,705                 1,558                 3,125
Participant deposits                                           -                     -                     -                     -
Participant transfers                                     18,102                18,285                16,857                33,371
Participant withdrawals                                        -                     -                     -                     -
                                               -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                          19,734                19,990                18,415                36,496
                                               ===================================================================================

                                                                                            FEDERATED FUND
                                                 PHOENIX-LORD        AIM V.I. CAPITAL          FOR U.S.
                                               ABBETT LARGE-CAP        APPRECIATION           GOVERNMENT            VIP GROWTH
                                                 VALUE SERIES              FUND              SECURITIES II           PORTFOLIO
                                               -----------------     -----------------     -----------------     -----------------

Accumulation units outstanding,
   beginning of period                                     2,808                 1,440                 6,754                 1,792
Participant deposits                                           -                     -                     -                     -
Participant transfers                                     30,082                15,879                73,481                19,839
Participant withdrawals                                        -                     -                     -                     -
                                               -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                          32,890                17,319                80,235                21,631
                                               ===================================================================================

                                                    WANGER
                                                 INTERNATIONAL
                                                   SMALL CAP
                                               -----------------
Accumulation units outstanding,
   beginning of period                                       926
Participant deposits                                           -
Participant transfers                                      9,196
Participant withdrawals                                        -
                                               -----------------
Accumulation units outstanding,
   end of period                                          10,122
                                               =================

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 3)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                    SUBACCOUNT
                                               -----------------------------------------------------------------------------------
                                                 PHOENIX-LAZARD                                                       PHOENIX-
                                                 INTERNATIONAL         PHOENIX-LORD          PHOENIX-MFS          OAKHURST GROWTH
                                                 EQUITY SELECT       ABBETT LARGE-CAP      INVESTORS GROWTH          AND INCOME
                                                     SERIES            VALUE SERIES          STOCK SERIES              SERIES
                                               -----------------     -----------------     -----------------     -----------------
Accumulation units outstanding,
   beginning of period                                         -                     -                     -                     -
Participant deposits                                           -                     -                     -                     -
Participant transfers                                      3,125                 2,808                 1,632                 1,705
Participant withdrawals                                        -                     -                     -                     -
                                               -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                           3,125                 2,808                 1,632                 1,705
                                               ===================================================================================

                                                    PHOENIX-                                FEDERATED FUND
                                                    OAKHURST          AIM V.I. CAPITAL         FOR U.S.
                                                   STRATEGIC            APPRECIATION          GOVERNMENT            VIP GROWTH
                                               ALLOCATION SERIES            FUND             SECURITIES II           PORTFOLIO
                                               -----------------     -----------------     -----------------     -----------------
Accumulation units outstanding,
   beginning of period                                         -                     -                     -                     -
Participant deposits                                           -                     -                     -                     -
Participant transfers                                      1,558                 1,440                 6,754                 1,792
Participant withdrawals                                        -                     -                     -                     -
                                               -----------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                           1,558                 1,440                 6,754                 1,792
                                               ===================================================================================

                                                    WANGER
                                                 INTERNATIONAL
                                                   SMALL CAP
                                               -----------------
Accumulation units outstanding,
   beginning of period                                         -
Participant deposits                                           -
Participant transfers                                        926
Participant withdrawals                                        -
                                               -----------------
Accumulation units outstanding,
   end of period                                             926
                                               =================

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 3)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

    Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

    Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges each subaccount the daily equivalent of 1.275% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

    As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $0 and $0 during the years ended December 31, 2004 and 2003, respectively.

    PEPCO is the principal underwriter and distributor for the Account.

    On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $0 and $0 during the years ended December 31, 2004 and 2003, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

    The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix believes that each of the subaccounts satisfies the current requirements of the regulations. Phoenix intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

    On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

    On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

    On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

    On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

    On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 3)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately
0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

    On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

    On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

    Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

    On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

    The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

    Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 3)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 12--OTHER

    Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

    The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

    The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November
29, 2004.

    Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

    Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

    Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account (Phoenix Spectrum Edge(R) (Death Benefit Option 3)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Accumulation Account (Phoenix Spectrum Edge(R) (Death Benefit Option 3)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2005

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2004 AND 2003

                                               TABLE OF CONTENTS


                                                                                                    PAGE
                                                                                               ---------------

Report of Independent Registered Public Accounting Firm.......................................      F-3

Consolidated Balance Sheet as of December 31, 2004 and 2003...................................      F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended December 31, 2004, 2003 and 2002........................................      F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2004, 2003 and 2002............................................................      F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended
  December 31, 2004, 2003 and 2002............................................................      F-7

Notes to Financial Statements.................................................................    F-8 - F-40

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002.


/s/ PRICEWATERHOUSECOOPERS LLP
Hartford, CT
March 8, 2005

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                   ($ amounts in millions, except share data)
                           DECEMBER 31, 2004 AND 2003


                                                                                                   2004             2003
                                                                                               --------------  --------------

ASSETS:
Available-for-sale debt securities, at fair value...........................................      $13,473.6       $13,268.8
Available-for-sale equity securities, at fair value.........................................          160.2           184.0
Trading equity securities, at fair value....................................................           87.3            --
Mortgage loans, at unpaid principal balances................................................          207.9           284.1
Venture capital partnerships, at equity in net assets.......................................          255.3           234.9
Affiliate equity securities, at equity in net assets........................................           --              47.5
Policy loans, at unpaid principal balances..................................................        2,196.7         2,241.4
Other invested assets.......................................................................          367.5           388.7
                                                                                               --------------  --------------
                                                                                                   16,748.5        16,649.4
Available-for-sale debt and equity securities pledged as collateral.........................        1,278.8         1,350.0
                                                                                               --------------  --------------
Total investments...........................................................................       18,027.3        17,999.4
Cash and cash equivalents...................................................................          324.0           382.7
Accrued investment income...................................................................          222.3           222.3
Premiums, accounts and notes receivable.....................................................          163.7           251.8
Deferred policy acquisition costs...........................................................        1,388.1         1,325.7
Deferred income taxes.......................................................................           --              30.2
Intangible assets...........................................................................            0.6             0.6
Goodwill....................................................................................            4.5             4.5
Other general account assets................................................................          157.1           148.4
Separate account assets.....................................................................        6,950.3         6,083.2
                                                                                               --------------  --------------
TOTAL ASSETS................................................................................      $27,237.9       $26,448.8
                                                                                               ==============  ==============

LIABILITIES:
Policy liabilities and accruals.............................................................      $13,132.3       $13,088.6
Policyholder deposit funds..................................................................        3,492.4         3,642.7
Indebtedness................................................................................          204.1           175.0
Deferred income taxes.......................................................................           21.5            --
Other general account liabilities...........................................................          334.6           321.0
Non-recourse collateralized obligations.....................................................        1,355.2         1,472.0
Separate account liabilities................................................................        6,950.3         6,083.2
                                                                                               --------------  --------------
TOTAL LIABILITIES...........................................................................       25,490.4        24,782.5
                                                                                               ==============  ==============

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           47.5           27.9
                                                                                               --------------  --------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0            10.0
Additional paid-in capital..................................................................        1,714.9         1,714.9
Accumulated deficit.........................................................................          (73.4)         (127.5)
Accumulated other comprehensive income......................................................           48.5            41.0
                                                                                               --------------  --------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,700.0         1,638.4
                                                                                               ==============  ==============
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................      $27,237.9       $26,448.8
                                                                                               ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                   2004            2003            2002
                                                                               --------------  --------------  --------------

REVENUES:
Premiums.....................................................................    $    990.6      $  1,042.2      $  1,082.0
Insurance and investment product fees........................................         294.7           279.8           253.7
Investment income, net of expenses...........................................       1,068.0         1,098.2           938.3
Unrealized gain on trading equity securities.................................          85.9            --              --
Net realized investment losses...............................................          (2.0)          (98.0)          (43.8)
                                                                               --------------  --------------  --------------
TOTAL REVENUES...............................................................       2,437.2         2,322.2         2,230.2
                                                                               --------------  --------------  --------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,422.2         1,454.0         1,436.1
Policyholder dividends.......................................................         404.7           418.8           401.8
Policy acquisition cost amortization.........................................         110.0            94.0            91.5
Interest expense on indebtedness.............................................          12.8            12.2            12.2
Interest expense on non-recourse collateralized obligations..................          33.6            48.9            30.5
Other operating expenses.....................................................         259.9           253.2           291.1
                                                                               --------------  --------------  --------------
TOTAL BENEFITS AND EXPENSES..................................................       2,243.2         2,281.1         2,263.2
                                                                               ==============  ==============  ==============
Income (loss) from continuing operations
  before income taxes and minority interest..................................         194.0            41.1           (33.0)
Applicable income taxes (benefit)............................................          59.7             3.9           (18.0)
                                                                               --------------  --------------  --------------
Income (loss) from continuing operations before minority interest............         134.3            37.2           (15.0)
Minority interest in net income of subsidiaries..............................          (0.1)           (0.5)           (0.6)
Equity in undistributed earnings (losses) of affiliates......................         (10.4)           (1.8)            4.6
                                                                               --------------  --------------  --------------
INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES.................         123.8            34.9           (11.0)
Cumulative effect of accounting changes......................................          --              --             (10.3)
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................    $    123.8      $     34.9      $    (21.3)
                                                                               ==============  ==============  ==============

COMPREHENSIVE INCOME:
NET INCOME (LOSS)............................................................    $    123.8      $     34.9      $    (21.3)
OTHER COMPREHENSIVE INCOME (LOSS)............................................           7.5           135.6          (111.8)
                                                                               --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS)..................................................    $    131.3      $    170.5      $   (133.1)
                                                                               ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                   2004            2003            2002
                                                                               --------------  --------------  --------------

OPERATING ACTIVITIES:
Income (loss) from continuing operations.....................................    $    123.8      $     34.9      $    (11.0)
Unrealized gain on trading equity securities.................................         (85.9)           --              --
Net realized investment losses...............................................           2.0            98.0            43.8
Amortization and depreciation................................................          12.7            16.2            20.5
Investment (gains) losses....................................................         (73.6)          (81.6)           67.2
Equity in losses of affiliates...............................................          17.2            --              --
Deferred income taxes (benefit)..............................................          65.7             4.0            (8.8)
Decrease (increase) in receivables...........................................          37.8           (20.9)          (50.9)
Deferred policy acquisition costs increase...................................         (54.7)         (111.5)         (174.1)
Increase in policy liabilities and accruals..................................          60.1           469.6           468.4
Other assets and other liabilities net change................................         (44.6)          (16.4)          (57.9)
                                                                               --------------  --------------  --------------
Cash from continuing operations..............................................          60.5           392.3           297.2
Discontinued operations, net.................................................          16.1           (34.3)          (53.1)
                                                                               --------------  --------------  --------------
CASH FROM OPERATING ACTIVITIES...............................................          76.6           358.0           244.1
                                                                               --------------  --------------  --------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,159.6)       (5,611.5)       (4,951.5)
Investment sales, repayments and maturities..................................       4,213.8         4,417.2         3,550.0
Debt and equity securities pledged as collateral purchases...................         (17.2)          (56.9)         (891.6)
Debt and equity securities pledged as collateral sales.......................          97.0           171.5            96.0
Subsidiary sales.............................................................           6.6            --              --
Premises and equipment additions.............................................          (7.9)          (19.6)          (13.6)
Premises and equipment dispositions..........................................          26.4            --              --
Discontinued operations, net.................................................          --              (6.7)           37.8
                                                                               --------------  --------------  --------------
CASH FROM (FOR) INVESTING ACTIVITIES.........................................         159.1        (1,106.0)       (2,172.9)
                                                                               --------------  --------------  --------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         917.3         1,334.2         2,581.1
Policyholder deposit fund withdrawals........................................      (1,067.6)       (1,087.2)         (911.2)
Other indebtedness proceeds..................................................         171.6            --              --
Indebtedness repayments......................................................        (155.2)           --              --
Collateralized obligations proceeds..........................................          --              --             841.6
Collateralized obligations repayments........................................         (90.8)          (99.6)           --
Common stock dividends paid..................................................         (69.7)          (44.5)         (113.8)
                                                                               --------------  --------------  --------------
CASH FROM (FOR) FINANCING ACTIVITIES.........................................        (294.4)          102.9         2,397.7
                                                                               --------------  --------------  --------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................         (58.7)         (645.1)          468.9
Cash and cash equivalents, beginning of year.................................         382.7         1,027.8           558.9
                                                                               --------------  --------------  --------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     324.0     $     382.7     $   1,027.8
                                                                               ==============  ==============  ==============

Included in cash and cash equivalents above is cash pledged as collateral of $61.0 million, $72.0 million and $57.0 million at December 31, 2004, 2003 and 2002, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Contribution from parent for transfer of additional
   minimum pension liability.................................................    $     --        $     --        $     14.4

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss)............................................................         123.8            34.9           (21.3)
Common stock dividends declared..............................................         (69.7)          (44.5)         (113.8)
Other equity adjustments.....................................................          --               0.7            --

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................           7.5           135.6          (111.8)
                                                                               --------------  --------------  --------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          61.6           126.7          (232.5)
Stockholder's equity, beginning of year......................................       1,638.4         1,511.7         1,744.2
                                                                               --------------  --------------  --------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................    $  1,700.0      $  1,638.4      $  1,511.7
                                                                               ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

1.  ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. We have reclassified certain amounts for 2003 and 2002 to conform with 2004 presentations.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

ACCOUNTING CHANGES

Other-Than-Temporary Impairments: Portions of Emerging Issues Task Force Abstract EITF 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1), were effective for fiscal periods beginning after June 15, 2004. EITF 03-1 provides guidance as to the determination of other-than-temporary impaired securities and requires additional disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices and thus, did not have a material effect on our consolidated financial statements. The effective date of certain portions of EITF 03-1 has been delayed pending further interpretive guidance. Because significant uncertainty remains surrounding what form the guidance will ultimately take, we cannot predict what effect, if any, adoption of the pending portions will have on our financial results.

Postretirement Benefits: On May 19, 2004, the FASB, issued FASB Staff Position No. FAS 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003" (the FSP). For employers that sponsor postretirement benefit plans, or plan sponsors that provide prescription drug benefits to retirees, the FSP requires any effects of the anticipated federal tax subsidy related to those drug benefits be treated as an actuarial gain. The effect of the FSP is not material to our consolidated financial statements.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

Variable Interest Entities: In January 2003, a new accounting standard was issued, FASB Interpretation No. 46 (FIN 46), "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51", that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46(R) in December 2003, with FIN 46(R) providing additional interpretation as to existing standards on consolidation. FIN 46(R) clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtained an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we adopted FIN 46(R) for Special Purpose Entities (SPEs) in which we hold a variable interest that we acquired prior to February 1, 2003. The effect of our adoption of the foregoing provisions of FIN 46(R) is described further in Note 7. FIN 46(R) requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. The adoption of FIN 46(R) for our non-SPE variable interest entities did not have a material effect on our consolidated financial statements.

Goodwill: At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4.

BUSINESS COMBINATIONS AND DISPOSITIONS

On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen Asset Management PLC (Aberdeen), a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, which will be recognized as a realized investment loss in our 2005 consolidated statement of income. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

On October 25, 2004, we entered into an agreement with Friends Provident plc (Friends Provident) to sell our 12% interest in Lombard International Assurance S.A. (Lombard) and to relinquish $17.5 million in notes receivable from Lombard's affiliate, Insurance Development Holdings A.G. (IDH). This transaction closed on January 11, 2005 for consideration of $59.0 million and, under the terms of the sale, we may be entitled to additional consideration, in the form of cash, based on Lombard's financial performance through 2006.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction is not material to our consolidated financial statements.

2.  LIFE AND ANNUITY ACTIVITIES

Life and Annuity activities include individual life insurance and annuity products, such as universal life, variable life, term life and fixed and variable annuities. They also include the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

[begin italic] Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. [end italic]

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

[begin italic] We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. [end italic]

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
    o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
    o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
    o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity in force that is not covered by this reinsurance arrangement.
    o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.


DIRECT BUSINESS AND REINSURANCE:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                    ---------------------------------------------
                                                                                2004            2003            2002
                                                                           --------------  --------------  --------------

Direct premiums........................................................      $  1,054.3      $  1,092.1      $   1,104.2
Premiums assumed from reinsureds.......................................             2.8            15.5             16.9
Premiums ceded to reinsurers...........................................           (66.5)          (65.4)           (39.1)
                                                                           --------------  --------------  --------------
PREMIUMS...............................................................      $    990.6      $  1,042.2      $   1,082.0
                                                                           ==============  ==============  ==============
Percentage of amount assumed to net premiums...........................             0.3%            1.5%            1.6%
                                                                           ==============  ==============  ==============

Direct policy benefits incurred........................................      $    416.3      $    402.9      $    357.5
Policy benefits assumed from reinsureds................................             3.9            13.5            12.6
Policy benefits ceded to reinsurers....................................           (52.9)          (56.9)          (44.8)
                                                                           --------------  --------------  --------------
POLICY BENEFITS........................................................      $    367.3      $    359.5      $    325.3
                                                                           ==============  ==============  ==============

Direct life insurance in force.........................................      $126,367.9      $120,931.3      $110,529.8
Life insurance in force assumed from reinsureds........................         1,759.5         1,837.3         1,831.2
Life insurance in force ceded to reinsurers............................       (80,040.1)      (77,222.3)      (74,575.2)
                                                                           --------------  --------------  --------------
LIFE INSURANCE IN FORCE................................................      $ 48,087.3      $ 45,546.3      $ 37,785.8
                                                                           ==============  ==============  ==============
Percentage of amount assumed to net insurance in force.................             3.7%            4.0%            4.8%
                                                                           ==============  ==============  ==============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $1,054.9 million, $1,094.5 million and $1,110.8 million, net of reinsurance, for the years ended December 31, 2004, 2003 and 2002.

Irrevocable letters of credit aggregating $48.1 million at December 31, 2004 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

Effective July 1, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation). The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

[begin italic] The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions, which we review on a regular basis, and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances. [end italic]


ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ---------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Direct acquisition costs deferred excluding acquisitions.....................    $    164.7      $    205.5      $    217.0
Acquisition costs recognized in Valley Forge Life acquisition................          --              --              48.5
Costs amortized to expenses:
  Recurring costs related to operations......................................        (110.4)          (98.1)          (88.5)
  (Cost) credit related to realized investment gains or losses...............           0.4             4.1           (25.1)
  Changes in actuarial assumptions...........................................          --              --              22.1
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................           7.7            12.4           (95.9)
                                                                               --------------  --------------  --------------
Change in deferred policy acquisition costs..................................          62.4           123.9            78.1
Deferred policy acquisition costs, beginning of year.........................       1,325.7         1,201.8         1,123.7
                                                                               --------------  --------------  --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................    $  1,388.1      $  1,325.7      $  1,201.8
                                                                               ==============  ==============  ==============

In 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a decrease in deferred policy acquisition cost amortization of $22.1 million ($14.4 million after income taxes). Also in 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 million pre-tax ($8.8 million after income taxes) increase in policy acquisition cost amortization expense in 2002.

POLICY LIABILITIES AND ACCRUALS

[begin italic] Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. [end italic]

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which range from 4.0% to 6.0% as of December 31, 2004, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2004 and 2003, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $123.5 million and $183.1 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $9.1 million and $7.6 million, respectively.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 35.6% and 38.8% of the face value of total individual life insurance in force at December 31, 2004 and 2003, respectively.

FAIR VALUE OF INVESTMENT CONTRACTS

[begin italic] For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances. [end italic]

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.8% to 12.3% as of December 31, 2004, less administrative charges.

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

In connection with the demutualization, we established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, will support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimate to continue at rates in effect for 2000.

[begin italic] The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

We present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected. [end italic]

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                        ------------------------------
                                                                                    2004            2003           INCEPTION
                                                                               --------------  --------------   --------------
Debt securities..............................................................    $  6,949.6      $  6,906.4       $  4,773.1
Equity securities............................................................          90.8            82.9             --
Mortgage loans...............................................................         181.9           228.5            399.0
Venture capital partnerships.................................................          52.4            38.6             --
Policy loans.................................................................       1,363.4         1,386.8          1,380.0
Other invested assets........................................................          60.0            46.7             --
                                                                               --------------  --------------   --------------
Total closed block investments...............................................       8,698.1         8,689.9          6,552.1
Cash and cash equivalents....................................................         100.5            40.5             --
Accrued investment income....................................................         118.8           120.2            106.8
Receivables..................................................................          32.7            43.0             35.2
Deferred income taxes........................................................         359.7           377.0            389.4
Other closed block assets....................................................          24.0            62.3              6.2
                                                                               --------------  --------------   --------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,333.8         9,332.9          7,089.7
                                                                               --------------  --------------   --------------
Policy liabilities and accruals..............................................       9,686.9         9,723.1          8,301.7
Policyholder dividends payable...............................................         365.5           369.8            325.1
Policyholder dividend obligation.............................................         535.9           519.2             --
Other closed block liabilities...............................................          41.5            63.0             12.3
                                                                               --------------  --------------   --------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,629.8        10,675.1          8,639.1
                                                                               --------------  --------------   --------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................    $  1,296.0      $  1,342.2       $  1,549.4
                                                                               ==============  ==============   ==============


                                                                                                         YEAR ENDED
CLOSED BLOCK REVENUES AND EXPENSES AND CHANGES IN                               CUMULATIVE              DECEMBER 31,
POLICYHOLDER DIVIDEND OBLIGATION:                                                  FROM         ------------------------------
($ amounts in millions)                                                          INCEPTION           2004            2003
                                                                               --------------   --------------  --------------

Premiums.....................................................................    $  5,170.8       $    932.8      $  1,000.1
Net investment income........................................................       2,771.2            560.0           573.1
Net realized investment losses...............................................         (91.1)            (2.0)           (9.4)
                                                                               --------------   --------------  --------------
TOTAL REVENUES...............................................................       7,850.9          1,490.8         1,563.8
                                                                               --------------   --------------  --------------
Policy benefits, excluding dividends.........................................       5,367.6          1,007.1         1,058.0
Other operating expenses.....................................................          57.9              8.9            10.0
                                                                               --------------   --------------  --------------
Total benefits and expenses, excluding policyholder dividends................       5,425.5          1,016.0         1,068.0
                                                                               --------------   --------------  --------------
Closed block contribution to income before dividends and income taxes........       2,425.4            474.8           495.8
Policyholder dividends.......................................................       2,000.2            403.9           419.4
                                                                               --------------   --------------  --------------
Closed block contribution to income before income taxes......................         425.2             70.9            76.4
Applicable income taxes......................................................         149.3             24.7            26.8
                                                                               --------------   --------------  --------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................................    $    275.9       $     46.2      $     49.6
                                                                               ==============   ==============  ==============

Policyholder dividends provided through earnings.............................    $  2,045.4       $    403.9      $    419.4
Policyholder dividends provided through other comprehensive income...........         436.5              3.8           (45.5)
                                                                               --------------   --------------  --------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............................       2,481.9            407.7           373.9
POLICYHOLDER DIVIDENDS PAID..................................................      (1,905.6)          (395.3)         (395.6)
                                                                               --------------   --------------  --------------
Change in policyholder dividend liabilities..................................         576.3             12.4           (21.7)
Policyholder dividend liabilities, beginning of period.......................         325.1            889.0           910.7
                                                                               --------------   --------------  --------------
Policyholder dividend liabilities, end of period.............................         901.4            901.4           889.0
  Less:  Policyholder dividends payable, end of period.......................         365.5            365.5           369.8
                                                                               --------------   --------------  --------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............................    $    535.9       $    535.9      $    519.2
                                                                               ==============   ==============  ==============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.

3.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

[begin italic] We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value. [end italic]

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.


                                                                                    AS OF DECEMBER 31,
FAIR VALUE AND COST OF DEBT SECURITIES:                         ---------------------------------------------------------------
($ amounts in millions)                                                     2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE         COST          FAIR VALUE        COST
                                                                --------------  --------------   --------------  --------------

U.S. government and agency...................................    $     676.4     $     622.7      $     755.2     $     712.7
State and political subdivision..............................          446.5           413.7            510.3           468.4
Foreign government...........................................          314.8           284.0            260.4           239.0
Corporate....................................................        7,365.4         7,040.7          6,763.4         6,410.0
Mortgage-backed..............................................        3,253.4         3,122.9          3,097.5         2,963.4
Other asset-backed...........................................        1,417.1         1,405.0          1,882.0         1,863.6
                                                                --------------  --------------   --------------  --------------
DEBT SECURITIES..............................................    $  13,473.6     $  12,889.0      $  13,268.8     $  12,657.1
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $   6,949.6     $   6,515.2      $   6,906.4     $   6,471.1
                                                                ==============  ==============   ==============  ==============


                                                                                    AS OF DECEMBER 31,
FAIR VALUE AND COST OF DEBT SECURITIES:                         ---------------------------------------------------------------
($ amounts in millions)                                                      2004                            2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE         COST          FAIR VALUE         COST
                                                                --------------  --------------   --------------  --------------

Lombard International Assurance, S.A.........................    $      43.3     $      43.3      $      41.1     $      41.1
Other equity securities......................................          116.9           101.1            142.9           127.3
                                                                --------------  --------------   --------------  --------------
EQUITY SECURITIES............................................    $     160.2     $     144.4      $     184.0     $     168.4
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $      90.8     $      78.3      $      82.9     $      75.0
                                                                ==============  ==============   ==============  ==============

In 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in 2003, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

In January 2005, we sold our equity investment in Lombard as further described in Note 1.

HRH. Hilb Rogal and Hobbs (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

As a result of these transactions, in 2002 we recorded a gross realized investment gain of $107.1 million, $38.8 million net of offsets for applicable DAC costs and deferred income taxes. We calculated our gains using the specific identification of the securities sold. As a result of the transactions we completed in November 2002, it was no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes. In addition, in 2003 we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).


                                                                                      AS OF DECEMBER 31,
                                                                -------------------------------------------------------------
UNREALIZED GAINS AND LOSSES FROM                                             2004                           2003
DEBT AND EQUITY SECURITIES:                                     -----------------------------   -----------------------------
($ amounts in millions)                                             GAINS          LOSSES           GAINS          LOSSES
                                                                --------------  -------------   --------------  -------------

U.S. government and agency...................................     $     55.4     $     (1.7)     $     44.0      $    (1.5)
State and political subdivision..............................           34.4           (1.6)           43.5           (1.6)
Foreign government...........................................           31.1           (0.3)           23.2           (1.8)
Corporate....................................................          364.2          (39.5)          400.4          (47.0)
Mortgage-backed..............................................          137.0           (6.5)          143.4           (9.3)
Other asset-backed...........................................           32.4          (20.3)           55.6          (37.2)
                                                                --------------  -------------   --------------  -------------
Debt securities gains and losses.............................     $    654.5     $    (69.9)     $    710.1      $   (98.4)
                                                                ==============  =============   ==============  =============
DEBT SECURITIES NET GAINS....................................     $    584.6                     $    611.7
                                                                ==============                  ==============

Equity securities gains and losses...........................     $     19.1     $     (3.3)     $     17.4      $    (1.8)
                                                                ==============  =============   ==============  =============
EQUITY SECURITIES NET GAINS..................................     $     15.8                     $     15.6
                                                                ==============                  ==============


                                                                         AS OF DECEMBER 31, 2004
                                            ----------------------------------------------------------------------------------------
AGING OF TEMPORARILY IMPAIRED                  LESS THAN 12 MONTHS          GREATER THAN 12 MONTHS               TOTAL
DEBT AND EQUITY SECURITIES:                 ---------------------------   --------------------------   -----------------------------
($ amounts in millions)                          FAIR       UNREALIZED         FAIR      UNREALIZED         FAIR       UNREALIZED
                                                 VALUE        LOSSES          VALUE        LOSSES          VALUE         LOSSES
                                            ---------------------------   --------------------------   -----------------------------
DEBT SECURITIES
U.S. government and agency...............     $     85.6     $    (1.4)      $     4.9      $   (0.3)      $    90.5     $    (1.7)
State and political subdivision..........           41.6          (1.2)            9.0          (0.4)           50.6          (1.6)
Foreign government.......................           --            --              10.6          (0.3)           10.6          (0.3)
Corporate................................        1,212.6         (16.1)          418.8         (23.4)        1,631.4         (39.5)
Mortgage-backed..........................          589.4          (4.8)          113.6          (1.7)          703.0          (6.5)
Other asset-backed.......................          444.6          (5.3)           96.8         (15.0)          541.4         (20.3)
                                            -------------  -------------   -------------  ------------   ------------  -------------
DEBT SECURITIES..........................     $  2,373.8     $   (28.8)      $   653.7      $  (41.1)      $ 3,027.5     $   (69.9)
COMMON STOCK.............................           15.3          (2.4)            5.4          (0.9)           20.7          (3.3)
                                            -------------  -------------   -------------  ------------   ------------  -------------

TOTAL TEMPORARILY IMPAIRED SECURITIES....     $  2,389.1     $   (31.2)      $   659.1      $  (42.0)      $ 3,048.2     $   (73.2)
                                            =============  =============   =============  ============   ============  =============

AMOUNTS INSIDE THE CLOSED BLOCK..........     $    702.0     $   (10.7)      $   347.9      $  (16.2)      $ 1,049.9     $   (26.9)
                                            =============  =============   =============  ============   ============  =============

AMOUNTS OUTSIDE THE CLOSED BLOCK.........     $  1,687.1     $   (20.5)      $   311.2      $  (25.8)      $ 1,998.3     $   (46.3)
                                            =============  =============   =============  ============   ============  =============
AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE........     $     66.8     $     (2.2)      $    68.3     $  (12.2)      $   135.1     $   (14.4)
                                            =============  =============   =============  ============   ============  =============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES..............                    $     (0.8)                    $   (4.5)                    $    (5.3)
                                                           =============                  ============                 =============

These securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

[begin italic] We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance. [end italic]

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated.

                                                                                       AS OF DECEMBER 31,
CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                 ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  CARRYING                         CARRYING
                                                                    VALUE        FAIR VALUE          VALUE        FAIR VALUE
                                                                --------------  --------------   --------------  --------------
PROPERTY TYPE
Apartment buildings..........................................    $      81.8     $      82.8      $     105.1     $     106.7
Office buildings.............................................           18.0            18.2             49.0            49.7
Retail stores................................................           92.5            93.6            109.0           110.7
Industrial buildings.........................................           25.4            25.7             33.7            34.2
Other........................................................            0.1             0.1              0.1             0.1
                                                                --------------  --------------   --------------  --------------
Subtotal.....................................................          217.8           220.4            296.9           301.4
  Less:  Valuation allowances................................            9.9            --               12.8            --
                                                                --------------  --------------   --------------  --------------
MORTGAGE LOANS...............................................    $     207.9     $     220.4      $     284.1     $     301.4
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $     181.9     $     184.1      $     228.5     $     242.4
                                                                ==============  ==============   ==============  ==============

We had no delinquent or in-process-of-foreclosure mortgage loans as of both December 31, 2004 and 2003. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $12.9 million and $25.8 million as of December 31, 2004 and 2003, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

                                                                                         YEAR ENDED DECEMBER 31,
MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                    ---------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Valuation allowance, beginning of year.......................................   $      12.8     $      15.5     $      15.0
Additions charged to income..................................................          --               0.8             0.6
Deductions for write-offs and disposals......................................          (2.9)           (3.5)           (0.1)
                                                                               --------------  --------------  --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $       9.9     $      12.8     $      15.5
                                                                               ==============  ==============  ==============

During the three years ended December 31, 2004, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2004.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

[begin italic] We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for the quarter to eliminate any lag in reporting.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to estimate changes in valuations each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes both downward and upward adjustments in estimated values based on the indices, but when the general partner reduces the value of a private investee company, we do not adjust the fair value upward (by applying the public sector index) in excess of the most recent value reported by the general partner. Finally, we revise the valuations we have assigned to the investee companies annually to reflect the valuations in the audited financial statements received from the venture capital partnerships. [end italic]



                                                                                           YEAR ENDED DECEMBER 31,
NET INVESTMENT INCOME RELATED TO VENTURE CAPITAL PARTNERSHIPS:                 ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Net realized gains (losses) on partnership cash and stock distributions......   $      13.7     $      17.4     $      (4.7)
Net unrealized gains (losses) on partnership investments.....................          14.4            38.2           (47.2)
Partnership operating expenses...............................................          (2.6)           (6.6)           (7.4)
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS).................................................   $      25.5     $      49.0     $     (59.3)
                                                                               ==============  ==============  ==============

Amounts applicable to the closed block.......................................   $       6.2     $      12.8     $      --
                                                                               ==============  ==============  ==============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows:

                                                                                           YEAR ENDED DECEMBER 31,
ADJUSTMENT OF VENTURE CAPITAL INVESTMENT INCOME                                ----------------------------------------------
RELATED TO RECEIPT OF FINANCIAL STATEMENTS:                                         2004            2003            2002
($ amounts in millions)                                                        --------------  --------------  --------------

Closed block.................................................................   $       1.0     $      --       $      --
General account..............................................................           6.8            33.4            12.8
                                                                               --------------  --------------  --------------
TOTAL........................................................................   $       7.8     $      33.4     $      12.8
                                                                               ==============  ==============  ==============


                                                                                           YEAR ENDED DECEMBER 31,
INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                           ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Contributions................................................................   $      59.2     $      41.3     $      43.0
Equity in earnings (losses) of partnerships..................................          25.5            49.0           (59.3)
Distributions................................................................         (64.3)          (43.6)          (41.7)
Proceeds from sale of partnership interests..................................          --             (26.1)           --
Realized loss on sale of partnership interests...............................          --             (14.3)           (5.1)
                                                                               --------------  --------------  --------------
Change in venture capital partnerships.......................................          20.4             6.3           (63.1)
Venture capital partnership investments, beginning of period.................         234.9           228.6           291.7
                                                                               --------------  --------------  --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $     255.3     $     234.9     $     228.6
                                                                               ==============  ==============  ==============


UNFUNDED COMMITMENTS AND INVESTMENTS IN VENTURE CAPITAL PARTNERSHIPS:                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
UNFUNDED COMMITMENTS
Closed block                                                                                    $      83.0     $      48.3
Venture capital segment.....................................................................           53.5            76.7
                                                                                               ==============  ==============
TOTAL UNFUNDED COMMITMENTS..................................................................    $     136.5     $     125.0
                                                                                               ==============  ==============

VENTURE CAPITAL PARTNERSHIPS
Closed block                                                                                    $      52.4     $      38.6
Venture capital segment.....................................................................          202.9           196.3
                                                                                               ==============  ==============
TOTAL VENTURE CAPITAL PARTNERSHIPS..........................................................    $     255.3     $     234.9
                                                                                               ==============  ==============

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $5.1 million in 2002 and $14.3 million in 2003 to reflect the proceeds received.

AFFILIATE EQUITY AND DEBT SECURITIES

[begin italic] Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity. [end italic]

We present affiliate debt securities in the available-for-sale debt securities caption.

                                                                                                  AS OF DECEMBER 31, 2003
CARRYING VALUE AND COST OF AFFILIATE SECURITIES:                                               ------------------------------
($ amounts in millions)                                                                          CARRYING
                                                                                                   VALUE           COST
                                                                                               --------------  --------------

Aberdeen common stock.......................................................................    $      38.3     $      20.0
Other.......................................................................................            9.2            18.9
                                                                                               --------------  --------------
AFFILIATE EQUITY SECURITIES.................................................................    $      47.5     $      38.9
                                                                                               ==============  ==============

Aberdeen 7.5% convertible notes.............................................................    $      27.5     $      27.5
                                                                                               --------------  --------------
AFFILIATE DEBT SECURITIES...................................................................    $      27.5     $      27.5
                                                                                               ==============  ==============

The cost basis of Aberdeen common stock is adjusted to reflect an other-than-temporary impairment of $89.1 million, which we recognized as a realized investment loss in 2003.


                                                                                          YEAR ENDED DECEMBER 31,
SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                 ----------------------------------------------
($ amounts in millions)                                                            2004            2003            2002
                                                                               --------------  --------------  --------------

Aberdeen common stock dividends..............................................   $       3.0     $       2.7     $       3.8
Equity in Aberdeen undistributed income (loss)...............................         (21.9)           (2.0)            2.3
HRH common stock dividends...................................................          --              --               0.5
Equity in HRH undistributed income...........................................          --              --               2.5
Other........................................................................           1.7            (2.7)           (3.2)
                                                                               --------------  --------------  --------------
AFFILIATE EQUITY SECURITIES INVESTMENT INCOME................................   $     (17.2)    $      (2.0)    $       5.9
                                                                               ==============  ==============  ==============

Aberdeen convertible notes and bonds.........................................   $       2.0     $       2.5     $       3.8
Aberdeen 5.875% convertible notes............................................          --               0.1             1.3
                                                                               --------------  --------------  --------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME..................................   $       2.0     $       2.6     $       5.1
                                                                               ==============  ==============  ==============

ABERDEEN. As of December 31, 2004 and 2003, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

During 2003, we recorded a non-cash realized investment loss of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. In addition, as of December 31, 2003 we owned $27.5 million in Aberdeen convertible subordinated notes which were repaid in full to us on November 19, 2004. Concurrent with this paydown, we relinquished our contractual right to one of two Aberdeen board seats held related to our 16.5% equity interest in Aberdeen at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of income for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method.


                                                                                         YEAR ENDED DECEMBER 31,
AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                               ---------------------------------------------
($ amounts in millions)                                                            2004            2003            2002
                                                                               --------------  --------------  --------------

Equity in undistributed earnings (losses) of affiliates......................   $     (12.3)    $       0.5     $       3.7
Unrealized gain on trading securities........................................          55.1            --              --
Realized investment gain (loss)..............................................          --             (55.0)           --
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................   $      42.8     $     (54.5)    $       3.7
                                                                               ==============  ==============  ==============

The carrying value of our equity investment in Aberdeen is $87.3 million at December 31, 2004 and is presented as a trading equity security on our consolidated balance sheet.

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, which will be recognized as a realized investment loss in our 2005 consolidated statement of income. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. We continue to participate in sub-advisory arrangements related to several of our asset management product offerings with Aberdeen, the financial effects of which are not material to our consolidated financial statements.

POLICY LOANS AND OTHER INVESTED ASSETS

[begin italic] Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements. [end italic]


                                                                                                     AS OF DECEMBER 31,
OTHER INVESTED ASSETS:                                                                         ------------------------------
($ amounts in millions)                                                                            2004            2003
                                                                                               --------------  --------------

Transportation and other equipment leases...................................................    $      67.8     $      68.7
Separate account equity investments.........................................................           40.0            49.2
Mezzanine partnerships......................................................................           61.7            50.9
Affordable housing partnerships.............................................................           23.4            24.8
Derivative instruments (Note 12)............................................................           19.4            30.0
Other affiliate investments.................................................................            8.8            20.3
Real estate.................................................................................           70.1            64.0
Other partnership interests.................................................................           76.3            80.8
                                                                                               --------------  --------------
OTHER INVESTED ASSETS.......................................................................    $     367.5     $     388.7
                                                                                               ==============  ==============

Amounts applicable to the closed block......................................................    $      60.0     $      46.7
                                                                                               ==============  ==============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize realized investment gains and losses on asset dispositions on a first-in, first-out basis and when declines in fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income. [end italic]

                                                                                           YEAR ENDED DECEMBER 31,
SOURCES OF NET INVESTMENT INCOME:                                              ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------
Debt securities..............................................................   $     774.4     $     767.0     $     734.1
Equity securities............................................................           3.2             2.1             3.9
Mortgage loans...............................................................          22.5            32.6            40.4
Venture capital partnerships.................................................          25.5            49.0           (59.3)
Affiliate equity securities..................................................          --              --               5.9
Policy loans.................................................................         167.1           171.7           171.8
Other investments............................................................          48.8            35.0            17.1
Cash and cash equivalents....................................................           4.4             6.8            10.8
                                                                               --------------  --------------  --------------
Total investment income......................................................       1,045.9         1,064.2           924.7
  Less:  Investment expenses.................................................          18.0            18.2            17.4
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,027.9         1,046.0           907.3
Debt and equity securities pledged as collateral (Note 7)....................          40.1            52.2            31.0
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME........................................................   $   1,068.0     $   1,098.2     $     938.3
                                                                               ==============  ==============  ==============

Amounts applicable to the closed block.......................................   $     560.0     $     573.1     $     562.0
                                                                               ==============  ==============  ==============

For 2004, 2003 and 2002, net investment income was lower by $9.5 million, $10.4 million and $6.2 million, respectively, due to non-income producing debt securities. Of these amounts, $5.8 million, $5.5 million and $5.2 million, respectively, related to the closed block.


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                             YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ---------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt security impairments....................................................   $     (15.5)    $     (76.1)    $    (114.3)
Equity security impairments..................................................          (1.5)           (4.3)           (9.8)
Mortgage loan impairments....................................................          --              (4.1)           (0.6)
Venture capital partnership impairments......................................          --              (4.6)           (5.1)
Affiliate equity security impairments........................................         (11.0)          (96.9)           --
Other invested asset impairments.............................................          (3.3)          (16.5)          (22.0)
Debt and equity securities pledged as collateral impairments.................         (16.6)           (8.3)          (34.9)
                                                                               --------------  --------------  --------------
IMPAIRMENT LOSSES............................................................         (47.9)         (210.8)         (186.7)
                                                                               --------------  --------------  --------------
Debt security transaction gains..............................................          39.0            93.7            92.6
Debt security transaction losses.............................................         (10.6)          (28.9)          (45.9)
Equity security transaction gains............................................          17.7            58.8           116.3
Equity security transaction losses...........................................          (5.9)           (9.2)          (22.4)
Mortgage loan transaction gains (losses).....................................           0.2            (1.3)            0.2
Venture capital partnership transaction losses...............................          --              (9.7)           --
Other invested asset transaction gains (losses)..............................           5.5             9.4             2.1
                                                                               --------------  --------------  --------------
NET TRANSACTION GAINS........................................................          45.9           112.8           142.9
                                                                               --------------  --------------  --------------
NET REALIZED INVESTMENT LOSSES...............................................   $      (2.0)    $     (98.0)    $     (43.8)
                                                                               --------------  --------------  --------------

Net realized investment losses...............................................   $      (2.0)    $     (98.0)    $     (43.8)
                                                                               --------------  --------------  --------------
Applicable closed block policyholder dividend obligation (reduction).........           3.7            (5.9)          (40.3)
Applicable deferred policy acquisition costs (benefit).......................          (0.4)           (4.1)           25.1
Applicable deferred income tax benefit.......................................           3.1           (35.6)           (0.5)
                                                                               --------------  --------------  --------------
Offsets to realized investment losses........................................           6.4           (45.6)          (15.7)
                                                                               --------------  --------------  --------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME........................   $      (8.4)    $     (52.4)    $     (28.1)
                                                                               ==============  ==============  ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million, $5.9 million and $8.6 million for 2004, 2003 and 2002, respectively.

On May 25, 2004, we sold our Enfield, Connecticut office facility for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

UNREALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable DAC and applicable deferred income taxes. [end italic]

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt securities..............................................................   $     (27.1)    $     (66.1)    $     404.1
Equity securities............................................................           0.2           (27.7)           22.8
Debt and equity securities pledged as collateral.............................           7.8           116.4            42.6
Other investments............................................................          --               4.9            (1.1)
                                                                               --------------  --------------  --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)..........................   $     (19.1)    $      27.5     $     468.4
                                                                               ==============  ==============  ==============

Net unrealized investment gains (losses).....................................   $     (19.1)    $      27.5     $     468.4
                                                                               --------------  --------------  --------------
Applicable policyholder dividend obligation..................................           3.6           (45.5)          369.4
Applicable deferred policy acquisition costs.................................          (7.7)          (12.4)           95.9
Applicable deferred income taxes (benefit)...................................          (9.8)           (5.4)          (13.8)
                                                                               --------------  --------------  --------------
Offsets to net unrealized investment gains...................................         (13.9)          (63.3)          451.5
                                                                               --------------  --------------  --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)...........................   $      (5.2)    $      90.8     $      16.9
                                                                               ==============  ==============  ==============

INVESTING CASH FLOWS

[begin italic] Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less. [end italic]

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:
($ amounts in millions)                                                                    YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt security purchases......................................................   $  (4,052.9)    $  (5,385.4)    $  (4,725.5)
Equity security purchases....................................................         (66.3)         (125.4)          (58.3)
Venture capital partnership investments......................................         (59.3)          (41.6)          (43.0)
Affiliate equity and debt security purchases.................................          --              --             (28.0)
Other invested asset purchases...............................................         (25.8)          (27.2)          (73.0)
Policy loan advances, net....................................................          44.7           (31.9)          (23.7)
                                                                               --------------  --------------  --------------
INVESTMENT PURCHASES.........................................................   $  (4,159.6)    $  (5,611.5)    $  (4,951.5)
                                                                               ==============  ==============  ==============

Debt securities sales........................................................   $   2,405.2     $   2,124.7     $   1,805.1
Debt securities maturities and repayments....................................       1,483.0         1,792.0         1,305.6
Equity security sales........................................................         111.2           235.7           273.2
Mortgage loan maturities and principal repayments............................          77.2           180.3            67.7
Venture capital partnership capital distributions............................          59.4            54.2            28.5
Affiliate securities sales...................................................           1.0            --              --
Real estate and other invested assets sales..................................          76.8            30.3            69.9
                                                                               --------------  --------------  --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   4,213.8     $   4,417.2     $   3,550.0
                                                                               ==============  ==============  ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2004 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended 2004.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ amounts in millions)                                                            DEBT          LOANS AT
                                                                                SECURITIES       CARRYING
                                                                                  AT COST          VALUE          TOTAL
                                                                               --------------  --------------  --------------

Due in one year or less......................................................   $     164.7     $      25.1     $     189.8
Due after one year through five years........................................       2,356.0            89.3         2,445.3
Due after five years through ten years.......................................       3,642.4            59.8         3,702.2
Due after ten years..........................................................       6,725.9            33.7         6,759.6
                                                                               --------------  --------------  --------------
TOTAL........................................................................   $  12,889.0     $     207.9     $  13,096.9
                                                                               ==============  ==============  ==============


4. GOODWILL AND OTHER INTANGIBLE ASSETS

[begin italic] Effective January 1, 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting unit level at least annually. To test for impairments, we calculate the fair value of each reporting unit based on the sum of a multiple of revenue and the fair value of the unit's tangible net assets. We compare the calculated fair value to the recorded values and record an impairment, if warranted. [end italic]

Upon adoption of the new accounting standard, we recorded an after-tax cumulative effect charge of $10.3 million to reduce the carrying value of goodwill and other indefinite-lived intangible assets to fair value. This reduction was related to an international equity investment.


GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                      YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                     GROSS           NET             GROSS            NET
                                                                --------------  --------------   --------------  --------------

Goodwill.....................................................    $       5.8     $       4.5      $       5.8     $       4.5
Other........................................................            3.2             0.6              3.2             0.6
                                                                --------------  --------------   --------------  --------------
GOODWILL AND OTHER INTANGIBLE ASSETS.........................    $       9.0     $       5.1      $       9.0     $       5.1
                                                                ==============  ==============   ==============  ==============

During 2003, in a series of transactions with PFG Holdings, Inc. (PFG), we converted $5.5 million of convertible debentures with PFG and acquired additional common stock of PFG for $5.5 million. These transactions increased our ownership in PFG from 67% to 71% and generated additional goodwill of $2.0 million.

No amortization of intangible assets is expected over the next five years.

5. FINANCING ACTIVITIES

INDEBTEDNESS

[begin italic] We record indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we determine the fair value of indebtedness based on contractual cash flows discounted at market rates. [end italic]

INDEBTEDNESS:                                                                          AS OF DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                              2004                           2003
                                                                ------------------------------   ------------------------------
                                                                  CARRYING          FAIR           CARRYING          FAIR
                                                                    VALUE           VALUE            VALUE           VALUE
                                                                --------------  --------------   --------------  --------------

6.95% surplus notes..........................................    $      30.2     $      34.4      $     175.0     $     188.8
7.15% surplus notes..........................................          173.9           174.8             --              --
                                                                --------------  --------------   --------------  --------------
TOTAL INDEBTEDNESS...........................................    $     204.1     $     209.2      $     175.0     $     188.8
                                                                ==============  ==============   ==============  ==============

Our 6.95% and 7.15% surplus notes are due December 1, 2006 and December 15, 2034, respectively. The carrying value of the 2034 notes is net of $1.1 million of unamortized original issue discount. Interest payments are at an annual rate of 6.95% and 7.15%, respectively, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The 6.95% notes have no early redemption provisions. The 7.15% notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York insurance law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% notes and recognized an after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued the $175.0 million 7.15% notes.

On November 22, 2004, we entered into a new $150.0 million three-year, unsecured senior revolving credit facility to replace our prior $150.0 million credit facility that was to expire on December 20, 2004. The prior facility consisted of two tranches: a $112.5 million, 364-day revolving credit facility and a $37.5 million three-year revolving credit facility. Potential borrowers on the new credit line are The Phoenix Companies, Inc., Phoenix Investment Partners and Phoenix Life. The Phoenix Companies guarantees any loans under this new facility to Phoenix Life and Phoenix Investment Partners. Base rate loans will bear interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans will bear interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. The $25 million drawn by Phoenix Investment Partners on the prior facility was refinanced using this new facility at the Eurodollar rate.


INTEREST EXPENSE ON INDEBTEDNESS:                                                          YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

INTEREST EXPENSE INCURRED....................................................   $      12.8     $      12.2     $      12.2
                                                                               ==============  ==============  ==============
INTEREST PAID................................................................   $      12.6     $      12.2     $      12.2
                                                                               ==============  ==============  ==============


6. SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

[begin italic] Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered. [end italic]

7. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, we serve as the investment advisor to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the three in the table below. These eight collateralized obligation trusts are investment trusts with aggregate assets of $3.0 billion that are primarily invested in a variety of fixed income securities acquired from third parties. These collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties, as well as to our principal life insurance subsidiary's general account. Our asset management affiliates earned advisory fees of $8.0 million, $10.4 million and $7.9 million during the years ended December 31, 2004, 2003 and 2002, respectively. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our life insurance subsidiary's general account direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our life insurance subsidiary's direct investment in the eight collateralized obligation trusts is $79.9 million at December 31, 2004 ($30.9 million of which relates to trusts that are consolidated). Of that exposure, $54.7 million ($20.0 million of which relates to trust that are consolidated) relates to investment grade debt securities and loss of management fees.

We consolidated three collateralized obligation trusts as of December 31, 2004, 2003 and 2002. As of December 31, 2004, our direct investment in the three consolidated collateralized obligation trusts is $30.9 million ($20.0 million of which is an investment grade debt security). We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $3.4 million, $3.6 million and $2.6 million for the years ended December 31, 2004, 2003 and 2002, respectively, related to these three consolidated obligation trusts.

Five variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $1.6 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $49.0 million ($34.7 million of which are investment grade debt securities at December 31, 2004). We recognized investment advisory fee revenues related to the unconsolidated variable interest entities of $4.6 million, $6.8 million and $5.3 million for the years ended December 31, 2004, 2003 and 2002, respectively.


CONSOLIDATED VARIABLE INTEREST ENTITIES:                                                             AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I...............................................................................    $      94.4     $     148.8
Phoenix CDO II..............................................................................          294.5           332.6
Phoenix-Mistic 2002-1 CDO...................................................................          967.0           963.4
                                                                                               --------------  --------------
TOTAL.......................................................................................    $   1,355.9     $   1,444.8
                                                                                               ==============  ==============

NON-RECOURSE COLLATERALIZED OBLIGATIONS:
Phoenix CDO I (March 2011 maturity).........................................................    $     127.3     $     183.2
Phoenix CDO II (December 2012 mandatorily redeemable).......................................          329.4           375.6
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).........................................          898.5           913.2
                                                                                               --------------  --------------
TOTAL.......................................................................................    $   1,355.2     $   1,472.0
                                                                                               ==============  ==============

Assets pledged as collateral consist of available-for-sale debt and equity securities at fair value of $1,278.8 million and $1,350.0 million at December 31, 2004 and 2003, respectively. In addition, cash and accrued investment income of $77.1 million and $94.8 million are included in these amounts at December 31, 2004 and 2003, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $1,253.4 million and $1,344.2 million at December 31, 2004 and 2003, respectively, and non-recourse derivative cash flow hedge liabilities of $101.8 million (notional amount of $1,118.2 million with maturities of 2005-2013) and $127.7 million (notional amount of $1,211.3 million with maturities of 2005-2013) at December 31, 2004 and 2003, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $37.7 million and $22.3 million at December 31, 2004 and 2003, respectively.

[begin italic] Collateralized obligations for which Phoenix Investment Partners is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a significant amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse, to us, for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value and are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income. [end italic]

EFFECT OF CONSOLIDATION OF COLLATERALIZED OBLIGATION TRUSTS:                                 AS OF AND FOR THE
($ amounts in millions)                                                                   YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Decrease in net income or increase in net loss...............................   $     (12.9)    $      (2.4)    $     (26.3)
                                                                               ==============  ==============  ==============

Reduction to stockholders' equity............................................   $     (67.5)    $     (77.3)    $    (204.9)
                                                                               ==============  ==============  ==============

The above non-cash charges to earnings and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2014 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The FASB continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES                                    AS OF DECEMBER 31,
PLEDGED AS COLLATERAL:                                          ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE        COST          FAIR VALUE         COST
                                                                --------------  --------------   --------------  --------------

Debt securities pledged as collateral........................    $   1,276.9     $   1,159.9      $   1,348.8     $   1,238.6
Equity securities pledged as collateral......................            1.9             0.4              1.2             0.7
                                                                --------------  --------------   --------------  --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $   1,278.8     $   1,160.3      $   1,350.0     $   1,239.3
                                                                ==============  ==============   ==============  ==============


GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                                         AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:               --------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   -----------------------------
                                                                     GAINS          LOSSES            GAINS          LOSSES
                                                                --------------  --------------   --------------  --------------

Debt securities pledged as collateral........................    $     131.3     $     (14.3)     $     138.5     $     (28.3)
Equity securities pledged as collateral......................            1.6            (0.1)             0.7            (0.2)
                                                                --------------  --------------   --------------  --------------
TOTAL........................................................    $     132.9     $     (14.4)     $     139.2     $     (28.5)
                                                                ==============  ==============   ==============  ==============
NET UNREALIZED GAINS.........................................    $     118.5                      $     110.7
                                                                ==============                   ==============


AGING OF TEMPORARILY IMPAIRED                                              AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES PLEDGED           ------------------------------------------------------------------------------------
AS COLLATERAL:                                   LESS THAN 12 MONTHS        GREATER THAN 12 MONTHS              TOTAL
($ amounts in millions)                      --------------------------   --------------------------   --------------------------
                                                 FAIR       UNREALIZED        FAIR       UNREALIZED       FAIR        UNREALIZED
                                                 VALUE        LOSSES          VALUE        LOSSES         VALUE         LOSSES
                                             ------------  ------------   ------------  ------------   ------------  ------------

Corporate..................................   $     16.2    $     (0.2)    $     25.2    $     (4.0)    $     41.4    $     (4.2)
Mortgage-backed............................         --            --             23.9          (8.3)          23.9          (8.3)
Other asset-backed.........................         --            --             21.0          (1.8)          21.0          (1.8)
                                             ------------  ------------   ------------  ------------   ------------  ------------
DEBT SECURITIES............................   $     16.2    $     (0.2)    $     70.1    $    (14.1)    $     86.3    $    (14.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --            --             --            (0.1)          --            (0.1)
                                             ------------  ------------   ------------  ------------   ------------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     16.2    $     (0.2)    $     70.1    $    (14.2)    $     86.3    $    (14.4)
                                             ============  ============   ============  ============   ============  ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $14.3 million at December 31, 2004. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $7.8 million at December 31, 2004. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2004.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                2004
($ amounts in millions)                                                                                           COST
                                                                                                              --------------

Due in one year or less.....................................................................................   $      20.7
Due after one year through five years.......................................................................         294.3
Due after five years through ten years......................................................................         689.8
Due after ten years.........................................................................................         155.1
                                                                                                              --------------
TOTAL DEBT SECURITIES.......................................................................................   $   1,159.9
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2004 and 2003 is ($0.7) million and $0.0 million, respectively. See Note 7 to our consolidated financial statements for information on realized investment losses related to these CDOs.

8. INCOME TAXES

[begin italic] We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such benefits to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return. [end italic]

ALLOCATION OF INCOME TAXES:                                                                YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $     (12.5)    $       1.5     $     (14.3)
  Deferred...................................................................          72.2             2.4            (3.7)
                                                                               --------------  --------------  --------------
  Continuing operations......................................................          59.7             3.9           (18.0)
  Equity in earnings of affiliates...........................................          (6.8)           (0.2)            2.6
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................          52.9             3.7           (15.4)
Other comprehensive income...................................................         (14.0)           (2.4)           (6.0)
                                                                               --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS)..................................................   $      38.9     $       1.3     $     (21.4)
                                                                               ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)................................................   $       6.0     $       1.3     $      (2.2)
                                                                               ==============  ==============  ==============


EFFECTIVE INCOME TAX RATE:                                                                 YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Income (loss) from continuing operations before income taxes
  and minority interest......................................................   $     194.0     $      41.1     $     (33.0)
                                                                               --------------  --------------  --------------
Income taxes (benefit) at statutory rate of 35.0%............................          67.9            14.4           (11.6)
Tax-advantaged investment income.............................................         (10.8)           (6.9)          (12.6)
Tax interest recoveries......................................................          --              (1.1)           --
Realized losses on available-for-sale securities pledged as collateral.......           4.5             0.9             9.2
Other, net...................................................................          (1.9)           (3.4)           (3.0)
                                                                               --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS...................   $      59.7     $       3.9     $     (18.0)
                                                                               ==============  ==============  ==============

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                      YEAR ENDED
($ amounts in millions)                                                                                 DECEMBER 31,
                                                                                               ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     214.1     $     215.2
Unearned premiums / deferred revenues.......................................................          118.1           125.1
Employee benefits...........................................................................           73.0            74.0
Intangible assets...........................................................................            2.6             2.7
Net operating loss carryover benefits.......................................................           29.9            39.3
Low income housing tax credit carryover benefits............................................           12.3            12.3
Foreign tax credits carryover benefits......................................................            0.1             0.1
Valuation allowance.........................................................................           (1.1)           (1.7)
Other.......................................................................................            6.1             1.0
                                                                                               --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          455.1           468.0
                                                                                               --------------  --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (335.6)         (316.1)
Investments.................................................................................         (133.2)         (114.9)
Other.......................................................................................           (7.8)           (6.8)
                                                                                               --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (476.6)         (437.8)
                                                                                               --------------  --------------
DEFERRED INCOME TAX ASSETS (LIABILITIES)....................................................    $     (21.5)    $      30.2
                                                                                               ==============  ==============

We have elected to file a consolidated federal income tax return for 2004 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2004, we had deferred tax assets related to net operating losses of $28.8 million for federal income tax purposes and $1.1 million for state income tax purposes. The deferred tax assets related to the federal net operating losses are scheduled to expire as follows: $21.4 million in 2017, $4.4 million in 2018 and $3.0 million in 2023. The deferred tax assets related to the state net operating losses relate to the non-life subgroup and are scheduled to expire between 2020 and 2023. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, a $1.1 million and a $1.7 million valuation allowance has been established at the end of 2004 and 2003, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2004, the deferred income tax assets of $12.3 million related to low income housing tax credits are expected to expire as follows: $4.1 million in 2022, $4.1 million in 2023 and $4.1 million in 2024.

As of December 31, 2004, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2004 and 2003 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution. Tax-advantaged investment income for 2004 includes a $5.7 million benefit related to the favorable resolution of certain tax matters with the IRS.

9. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

[begin italic] We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this forgiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002. [end italic]

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                                YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.75%           6.00%           6.50%
Future compensation increase rate............................................       4.00%           3.50%           3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%           8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%           5.00%
Future health care cost increase rate, age 64 and younger....................       8.50%           9.25%          10.00%
Future health care cost increase rate, age 65 and older......................      10.50%          11.25%          12.00%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       6.00%           6.50%           7.00%
Future compensation increase rate............................................       3.50%           3.50%           4.00%
Pension plan assets long-term rate of return.................................       8.50%           8.50%           9.00%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%           5.00%
Future health care cost increase rate, age 64 and younger....................       9.25%          10.00%           5.50%
Future health care cost increase rate, age 65 and older......................      11.25%          12.00%           5.50%


CHANGES IN PENSION PLANS' ASSETS AND                                                YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  ---------------------------------------------------------------
($ amounts in millions)                                                 EMPLOYEE PLAN                  SUPPLEMENTAL PLAN
                                                                ------------------------------   ------------------------------
                                                                     2004            2003             2004            2003
                                                                --------------  --------------   --------------  --------------

PLANS' ASSETS
Plan assets' actual gain (loss)..............................    $      44.3     $      66.4      $      --       $      --
Employer contributions.......................................            8.9            --                5.7             5.1
Participant benefit payments.................................          (25.7)          (25.2)            (5.7)           (5.1)
                                                                --------------  --------------   --------------  --------------
Change in plan assets........................................           27.5            41.2             --              --
Plan assets, beginning of year...............................          368.9           327.7             --              --
                                                                --------------  --------------   --------------  --------------
PLANS' ASSETS, END OF YEAR...................................    $     396.4     $     368.9      $      --       $      --
                                                                ==============  ==============   ==============  ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (36.1)    $     (37.1)     $      (7.0)    $      (8.4)
Actuarial gain (loss)........................................          (35.5)          (39.9)           (11.2)            7.6
Curtailment gain (loss)......................................            7.5             1.3              2.7            (2.2)
Participant benefit payments.................................           25.7            25.2              5.7             5.1
                                                                --------------  --------------   --------------  --------------
Change in projected benefit obligation.......................          (38.4)          (50.5)            (9.8)            2.1
Projected benefit obligation, beginning of year..............         (460.6)         (410.1)          (124.8)         (126.9)
                                                                --------------  --------------   --------------  --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (499.0)    $    (460.6)     $    (134.6)    $    (124.8)
                                                                ==============  ==============   ==============  ==============


FUNDED STATUS OF PENSION PLANS:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                         EMPLOYEE PLAN                 SUPPLEMENTAL PLAN
                                                                ------------------------------   ------------------------------
                                                                     2004            2003             2004            2003
                                                                --------------  --------------   --------------  --------------

Excess of accrued pension benefit cost over amount
  contributed to plan........................................    $     (37.0)    $     (38.3)     $     (86.0)    $     (82.0)
Excess of accumulated benefit  obligation over plan assets...          (41.2)          (27.4)           (40.6)          (30.9)
                                                                --------------  --------------   --------------  --------------
Accrued benefit obligation in other liabilities..............          (78.2)          (65.7)          (126.6)         (112.9)
Intangible asset.............................................            8.0            11.0             --              --
Minimum pension liability adjustment in accumulated
  other comprehensive income.................................           33.2            16.4             40.6            30.9
                                                                --------------  --------------   --------------  --------------
Funding status recognized in balance sheet...................          (37.0)          (38.3)           (86.0)          (82.0)
                                                                --------------  --------------   --------------  --------------
Net unamortized loss.........................................          (57.6)          (44.8)           (52.6)          (47.6)
Unamortized prior service (cost) credit......................           (8.0)          (11.0)             4.0             4.8
Net unamortized transition asset.............................           --               2.4             --              --
                                                                --------------  --------------   --------------  --------------
Funding status unrecognized in balance sheet.................          (65.6)          (53.4)           (48.6)          (42.8)
                                                                --------------  --------------   --------------  --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS,
  END OF YEAR................................................    $    (102.6)    $     (91.7)     $    (134.6)    $    (124.8)
                                                                ==============  ==============   ==============  ==============

The Phoenix Companies expects to contribute $43.3 million to the employee pension plan through 2009, including $6.5 million during 2005.


FUNDED STATUS OF OTHER POSTRETIREMENT BENEFIT PLANS:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------

Accrued benefit obligation included in other liabilities....................................    $     (88.0)    $    (100.5)
                                                                                               --------------  --------------
Net unamortized gain........................................................................           10.3             6.3
Unamortized prior service (costs) credits...................................................            7.4            15.5
                                                                                               --------------  --------------
Funding status unrecognized in balance sheet................................................           17.7            21.8
                                                                                               --------------  --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR............................    $     (70.3)    $     (78.7)
                                                                                               ==============  ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded a non-recurring expense of $31.8 million ($20.7 million after income taxes), $5.2 million ($3.2 million after income taxes) and $30.5 million ($20.1 million after income taxes) in 2004, 2003 and 2002, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services. Reserves for management restructuring agreements are not material to our consolidated financial statements at December 31, 2004 and 2003.

10. OTHER COMPREHENSIVE INCOME

[begin italic] We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income. We also consider unrealized foreign currency losses when evaluating investments for impairment. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately. [end italic]

SOURCES OF OTHER COMPREHENSIVE INCOME:                                      YEAR ENDED DECEMBER 31,
($ amounts in millions)                      --------------------------------------------------------------------------------------
                                                         2004                         2003                         2002
                                             ---------------------------   --------------------------   ---------------------------
                                                 GROSS          NET           GROSS          NET           GROSS           NET
                                             ------------  -------------   ------------  ------------   ------------  -------------

Unrealized gains (losses) on
  investments.............................    $     23.9    $     17.2      $    140.9    $    164.5     $    609.1    $    108.3
Net realized investment losses on
  available-for-sale securities included
  in net income...........................         (43.0)        (22.4)         (113.4)        (73.7)        (140.7)        (91.4)
                                             ------------  -------------   ------------  ------------   ------------  -------------
Net unrealized investment gains...........         (19.1)         (5.2)           27.5          90.8          468.4          16.9
Net unrealized foreign currency
  translation adjustment .................          (4.6)         (0.6)           11.9           8.2            7.1           1.2
Net unrealized derivative instruments
  gains (losses)..........................          13.1          13.3            35.9          36.6         (128.0)       (129.9)
                                             ------------  -------------   ------------  ------------   ------------  -------------
Other comprehensive income (loss).........         (10.6)   $      7.5            75.3    $    135.6          347.5    $   (111.8)
                                             ------------  =============   ------------  ============   ------------  =============
Applicable policyholder dividend
  obligation..............................           3.6                         (45.5)                       369.4
Applicable deferred policy acquisition
  cost amortization.......................          (7.7)                        (12.4)                        95.9
Applicable deferred income taxes
  (benefit)...............................         (14.0)                         (2.4)                        (6.0)
                                             --------------                -------------                -------------
Offsets to other comprehensive income.....         (18.1)                        (60.3)                       459.3
                                             --------------                -------------                -------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $      7.5                    $    135.6                   $   (111.8)
                                             ==============                =============                =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                       AS OF DECEMBER 31,
($ amounts in millions)                                                 -------------------------------------------------------
                                                                                   2004                         2003
                                                                        --------------------------   --------------------------
                                                                            GROSS         NET            GROSS         NET
                                                                        ------------  ------------   ------------  ------------

Unrealized gains on investments....................................      $    718.9    $    152.7     $    738.0    $    157.9
Unrealized foreign currency translation adjustment.................             5.7           3.2           10.3           3.8
Unrealized losses on derivative instruments........................          (123.2)       (107.4)        (136.3)       (120.7)
                                                                        ------------  ------------   ------------  -------------
Accumulated other comprehensive income.............................           601.4    $     48.5          612.0    $     41.0
                                                                        ------------  ============   ------------  =============
Applicable policyholder dividend obligation........................           436.3                        432.7
Applicable deferred policy acquisition costs.......................            86.4                         94.1
Applicable deferred income taxes...................................            30.2                         44.2
                                                                        -------------                -------------
Offsets to accumulated other comprehensive income..................           552.9                        571.0
                                                                        -------------                -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME.............................      $     48.5                   $     41.0
                                                                        =============                =============


11. DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. See Note 16 for further information regarding our discontinued reinsurance and group life and health operations.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.

12. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

[begin italic] We recognize all derivative instruments on the balance sheet at fair value. Generally, we designate each derivative according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred. [end italic]


DERIVATIVE INSTRUMENTS HELD IN                                                              AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                         --------------------------------------------------------
($ amounts in millions)                                                             2004                        2003
                                                                         --------------------------   ---------------------------
                                               NOTIONAL
                                                AMOUNT        MATURITY       ASSET      LIABILITY         ASSET       LIABILITY
                                             -------------  -----------  ------------  ------------   -------------  ------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30       2007       $       2.8   $      --      $       4.5    $     --
    Non-hedging derivative instruments....           360       2007              16.5          14.0           25.1          21.7
Other.....................................            50     2004-2008            0.1          --              0.4          --
                                             -------------               ------------  ------------   -------------  ------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      440                  $      19.4   $      14.0    $      30.0    $     21.7
                                             =============               ============  ============   =============  ============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2004, 2003 and 2002. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $19.4 million as of December 31, 2004. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS
CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                          AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          ---------------------------------------------------------------
($ amounts in millions)                                                       2004                            2003
                                                                ------------------------------   ------------------------------
                                                                    CARRYING         FAIR           CARRYING         FAIR
                                                                     VALUE           VALUE            VALUE          VALUE
                                                                --------------  --------------   --------------  --------------

Cash and cash equivalents....................................    $     324.0     $     324.0      $     382.7     $     382.7
Debt securities (Note 3).....................................       13,473.6        13,473.6         13,268.8        13,268.8
Available-for-sale equity securities (Note 3)................          160.2           160.2            184.0           184.0
Trading equity securities....................................           87.3            87.3             --              --
Mortgage loans (Note 3)......................................          207.9           220.4            284.1           301.4
Debt and equity securities pledged as collateral (Note 7)....        1,278.8         1,278.8          1,350.0         1,350.0
Derivative financial instruments.............................           19.4            19.4             30.0            30.0
Policy loans (Note 3)........................................        2,196.7         2,318.0          2,241.4         2,370.0
                                                                --------------  --------------   --------------  --------------
FINANCIAL ASSETS.............................................    $  17,747.9     $  17,881.7      $  17,741.0     $  17,886.9
                                                                ==============  ==============   ==============  ==============

Investment contracts (Note 2)................................    $   3,492.4     $   3,510.8      $   3,642.7     $   3,680.8
Non-recourse collateralized obligations (Note 7).............        1,355.2         1,355.9          1,472.0         1,444.8
Indebtedness (Note 5)........................................          204.1           209.2            175.0           188.8
Derivative financial instruments.............................           14.0            14.0             21.7            21.7
                                                                --------------  --------------   --------------  --------------
FINANCIAL LIABILITIES........................................    $   5,065.7     $   5,089.9      $   5,311.4     $   5,336.1
                                                                ==============  ==============   ==============  ==============


13. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS


STATUTORY FINANCIAL DATA:                                                              AS OF AND FOR THE YEARS ENDED
($ amounts in millions)                                                                         DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003           2002
                                                                               --------------  --------------  --------------

Statutory capital, surplus, and surplus notes................................   $     814.6     $     762.9     $     861.0
Asset valuation reserve (AVR)................................................         213.6           198.6           147.0
                                                                               --------------  --------------  --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,028.2     $     961.5     $   1,008.0
                                                                               ==============  ==============  ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $      35.1     $      69.7     $      44.5
                                                                               ==============  ==============  ==============
STATUTORY NET INCOME.........................................................   $      47.1     $      21.5     $       7.5
                                                                               ==============  ==============  ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2004 and 2003.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $69.7 million in 2004 and is able to pay $35.1 million in dividends in 2005 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $35.1 million in 2005, would be subject to the discretion of the New York Superintendent of Insurance.

14. PREMISES AND EQUIPMENT

[begin italic] Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases. [end italic]

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                               AS OF DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                             2004                             2003
                                                                ------------------------------   ------------------------------
                                                                                    CARRYING                        CARRYING
                                                                     COST            VALUE            COST            VALUE
                                                                --------------  --------------   --------------  --------------

Real estate..................................................    $     116.0     $      45.7      $     148.8     $      63.5
Equipment....................................................          168.7            23.6            154.8            31.8
                                                                --------------  --------------   --------------  --------------
Premises and equipment cost and carrying value...............          284.7     $      69.3            303.6     $      95.3
                                                                                ==============                   ==============
Accumulated depreciation and amortization....................         (215.4)                          (208.3)
                                                                --------------                   --------------
PREMISES AND EQUIPMENT.......................................    $      69.3                      $      95.3
                                                                ==============                   ==============

Depreciation and amortization expense for premises and equipment for 2004, 2003 and 2002 totaled $11.3 million, $16.2 million and $15.7 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $6.7 million, $11.7 million and $12.7 million in 2004, 2003 and 2002, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $10.1 million as of December 31, 2004, payable as follows: 2004, $3.6 million; 2005, $3.2 million; 2006, $2.4 million; 2007, $0.8 million; and 2008, $0.1 million.

15. RELATED PARTY TRANSACTIONS

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $8.2 million, $8.2 million and $8.2 million for 2004, 2003 and 2002, respectively. Amounts payable to the affiliated investment advisors were $1.1 million and $1.5 million, as of December 31, 2004 and 2003, respectively. Variable product separate accounts fees were $3.2 million, $2.6 million and $5.3 million for 2004, 2003 and 2002, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 3%, 3% and 4% for the years ended December 31, 2004, 2003 and 2002, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $51.8 million for 2004 and $51.9 million for 2003. Amounts payable to PEPCO were $6.0 million and $5.5 million, as of December 31, 2004 and 2003, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than five percent of The Phoenix Companies' outstanding common stock. In 2004 and 2003, our subsidiaries incurred $32.4 million and $25.8 million, respectively, as compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees.

16. CONTINGENT LIABILITIES

In addition to the matters discussed below, we are, in the normal cause of business, involved in litigation both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, employer, investment advisor, investor or taxpayer. In addition, various regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws and laws governing the activities of broker-dealers. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows.

Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including late-trading and valuation issues. The Phoenix Companies' mutual funds, which we offer through the separate accounts associated with certain of our variable life insurance policies and variable annuity products, entitle us to impose restrictions on frequent exchanges and trades in the mutual funds and on transfers between sub-accounts and variable products. We, like many others in the financial services industry, have received requests for information from the SEC and state authorities, in each case requesting documentation and other information regarding various mutual fund regulatory issues. We continue to cooperate fully with these regulatory agencies in responding to these requests. In addition, representatives from the SEC's Office of Compliance, Inspections and Examinations are conducting compliance examinations of our mutual fund, variable annuity and mutual fund transfer agent operations.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue an action against us in the future.

These types of lawsuits and regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts. We also purchased aggregate excess-of-loss reinsurance to further protect us from unfavorable results from this discontinued business. On February 7, 2005 we notified the aggregate excess-of-loss reinsurer that we were exercising our option to commute this contract. The commutation will be effective during the second quarter of 2005. The effect of the commutation will not be material to our consolidated financial statements.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our aggregate excess-of-loss reinsurance, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including coverage available from our aggregate excess-of-loss reinsurance and reserves for amounts recoverable from retrocessionaires, were $110.0 million as of December 31, 2004. Our total amounts recoverable from retrocessionaires related to paid losses were $60.0 million as of December 31, 2004. We did not recognize any gains or losses related to our discontinued group accident and health reinsurance business during the years ended December 31, 2004, 2003 and 2002, respectively.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, as well as the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers), the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material effect on our financial position.

Additional information with respect to our group accident and health reinsurance run-off exposures follows:

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and two other facilities (Unicover facilities), which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we were involved in several proceedings in which the pool members asserted that they could deny coverage to certain insurers that claimed that they purchased reinsurance coverage from the pool. Those matters were settled. Also, the pool members were involved in proceedings arising from business ceded to the London market. Those proceedings were settled.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. In October 2002, the arbitration panel issued its decision that the agreement by which we provided retrocessional reinsurance to the pool was valid only to the extent of business bound or renewed to that agreement on or before August 31, 1998. This decision had the effect of granting us a substantial discount on our potential liabilities, because most of the business was bound or renewed to the agreement after August 31, 1998. In a clarification dated January 4, 2003, the arbitration panel confirmed its decision. Subsequently, billing disputes have arisen between certain pool members and the retrocessionaires, including us, concerning certain losses ceded to the retrocession agreements. A significant portion of our remaining potential liabilities as a retrocessionaire of the Unicover pool has been recovered from certain of our retrocessionaires, and additional amounts may be recovered from one other retrocessionaire, as discussed below under "Related Proceedings."

In one of the Unicover facilities' settlements, the Reliance facility settlement of January 2000, we paid a settlement amount of $97.9 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $38.8 million of the amount we paid under the settlement. A significant portion of the remainder of the settlement payment may be recovered from one other retrocessionaire, as discussed below under "Related Proceedings."

In the other Unicover facilities' settlement, the Lincoln facility settlement of March 2000, we paid a settlement amount of $11.6 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $6.0 million of the amount we paid under the settlement.

The amounts paid and the results achieved in the above settlements and arbitration decision were consistent with the amounts previously reflected in our consolidated financial statements.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. We have been involved in disputes with certain of our own retrocessionaires who had sought on various grounds to avoid paying any amounts to us. Most of those disputes, as described below, have been resolved.

Currently, we remain involved in a London arbitration proceeding with one of those retrocessionaires. The arbitration concerns an agreement under which the retrocessionaire reinsures us for up to $45 thousand per loss in excess of a $5 thousand retention. In June 2003, the arbitration panel issued its decision, which upheld in all material respects the retrocessional obligations to us. The retrocessionaire appealed the arbitration decision only with respect to the Unicover business. We received a favorable decision from the Court of Appeal in December 2004. The retrocessionaire submitted a request to the House of Lords to review the decision. Two other disputes with this retrocessionaire were settled in March 2004 and did not have a material effect on our reinsurance recoverable balances. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $45.0 million, subject to further development.

A dispute with another retrocessionaire was the subject of arbitration proceedings that we initiated in December 2003. The purpose of the arbitration proceedings was to confirm the validity and enforce the terms of the retrocessional contracts. In December 2004, we settled the dispute and discontinued the arbitration proceedings. The amount received and the results achieved in the settlement were consistent with the amounts previously reflected in our consolidated financial statements. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire was $0.0 million.

A dispute with a third retrocessionaire, which sought to avoid an excess-of-loss retrocession agreement, a surplus share retrocession agreement and a quota share retrocession agreement, was the subject of an arbitration in November 2003. In December 2003, the arbitration panel issued its interim decision, which is confidential. The financial implications of the interim decision are consistent with our current financial provisions. Since then, this retrocessionaire has paid $8.0 million to bring the account current. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $0.0 million, subject to further development. In June 2004 the arbitration panel relinquished its jurisdiction.

Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our remaining retrocessionaires disputes and successfully avoids its obligations. At this stage, we cannot estimate the amount at risk related to these potential disputes with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and business not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the London reinsurance market in which we participated from 1994 to 1997. These disputes involve multiple layers of reinsurance and allegations that the reinsurance programs created by the brokers involved in placing those layers were interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, we and many of these companies have participated in negotiations that have resulted in settlements of disputes relating to the

1994 and 1995 contract years. The amounts paid and the results achieved in the 1994 and 1995 contract year settlements are consistent with the amounts previously reflected in our consolidated financial statements. Although we are vigorously defending our contractual rights in respect of the 1996 and 1997 contract year disputes, we remain actively involved in attempts to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the remaining amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). However, it is our opinion based on current information that amounts included in our reserves as of December 31, 2004 are adequate with respect to the 1996 and 1997 contract year disputes.

                                     PART C

                                     PART C
                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

         (a)  Financial Statements.

              Consolidated financial information is included in Part A. The financial statements are included in Part B.

         (b)  Exhibits.

              (1) Resolution of Board of Directors of Phoenix Life Insurance Company establishing the Phoenix Life Variable Accumulation Account is incorporated by reference to Registrant's Form N-4 (File No. 002-78020) Post-Effective Amendment No. 30, filed via Edgar on November 29, 1999.

              (2)     Not Applicable.

              (3)     Distribution of Policies

                  (a) Master Service and Distribution Compliance Agreement
                      between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 333-68872) Pre-Effective Amendment No. 1, filed via Edgar on November 15, 2001.

                  (b) Form of Broker Dealer Supervisory and Service Agreement
                      between Phoenix Equity Planning Corporation and Independent Brokers with respect to the Sales of Contracts is filed herewith.

              (4) (a) Form of Contract (Big Edge Form No. 1017) is
                      incorporated by reference to Registrant's
                      Post-Effective Amendment No. 9 filed on October 23, 1986 and filed via Edgar with Registrant's
                      Post-Effective Amendment No. 26 (File No. 002-78020) filed on April 30, 1997.

                  (b) Form of Contract (Big Edge Plus Form No. 2646) is
                      incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on May 2, 1988 and filed via Edgar Post-Effective Amendment No. 26 (File No. 002-78020) filed on April 30, 1997.

                  (c) Form of Contract (Group Strategic Edge Form Nos. GD601 and
                      GD603) is incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on April 29, 1993 and Post-Effective Amendment No. 26 (File No. 002-78020) filed via Edgar on April 30, 1997.

                  (d) Form of Contract (Big Edge Choice for New York Form No.
                      D602) is incorporated by reference to Registrant's Post-Effective Amendment No. 25 (File No. 002-78020) filed via Edgar on February 28, 1997.

                  (e) Form of Contract (The Phoenix Edge-VA for New York Form
                      No. D602NY) is incorporated by reference to Registrant's Post-Effective Amendment No. 30 (File No. 002-78020) filed via Edgar on November 29, 1999.

                  (f) Form of Contract (Phoenix Spectrum Edge Form No. 612),
                      filed via Edgar with Post-Effective Amendment No. 34 (File No. 002-78020) on September 13, 2001.

                  (g) Guaranteed Minimum Income Benefit Rider, Form Number DR81,
                      is filed herewith.

                  (h) Guaranteed Minimum Accumulation Benefit Rider, Form DR84,
                      is filed herewith.

              (5) (a) Form of Application (Big Edge Form No. OL2502) is
                      incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on October 23, 1986 and Post-Effective Amendment No. 26 (File No. 002-78020) filed via Edgar on April 30, 1997.

                  (b) Form of Application (Big Edge Plus Form No. OL1340) is
                      incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on May 2, 1988 and Post-Effective Amendment No. 26 (File No. 002-78020) filed via Edgar on April 30, 1997.

                  (c) Form of Application (Group Strategic Edge Form No. OL2318)
                      is incorporated by reference to Registrant's
                      Post-Effective Amendment No. 21 filed on April 29, 1993 and Post-Effective Amendment No. 26 (File No. 002-78020) filed via Edgar on April 30, 1997.

                  (d) Form of Application (Big Edge Choice for New York Form No.
                      OL2115NY) is incorporated by reference to Registrant's Post-Effective Amendment No. 25 (File No. 002-78020) filed via Edgar on February 28, 1997.

                  (e) Form of Application (The Phoenix Edge-VA for New York Form
                      No. OL2744NY) is incorporated by reference to Registrant's Post-Effective Amendment No. 30 (File No. 002-78020) filed via Edgar on November 29, 1999.

                  (f) Form of Application (Phoenix Spectrum Edge, Form No.
                      OL3174), filed via Edgar with Post-Effective Amendment No. 34 (File No. 002-78020) on September 13, 2001.

               (6)(a) Amended and Restated Charter of Phoenix Life Insurance
                      Company, (f/k/a Phoenix Home Life Mutual Insurance Company) dated December 20, 2004, is filed herewith

                  (b) Amended and Restated Bylaws of Phoenix Life Insurance
                      Company, dated December 1, 2004 is filed herewith.

               (7)    Not Applicable.

               (8)    Not Applicable.

               (9) Written Opinion and Consent of Joseph P. DeCresce, Counsel, filed herewith.

              (10)(a) Written Consent of PricewaterhouseCoopers LLP filed herewith.

                  (b) Written Consent of Brian A. Giantonio, Esq. filed
                      herewith.

              (11) Representation Letter regarding Separate Account Financial Statements of Phoenix Life Insurance Company, et al is filed herewith.

              (12)    Not Applicable.


ITEM 25.    DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

           ----------------------------------------------------------------------------------------------------------
           NAME AND PRINCIPAL BUSINESS ADDRESS             POSITIONS AND OFFICES WITH DEPOSITOR

           ----------------------------------------------------------------------------------------------------------
           Sal H. Alfiero                                  Director
           Protective Industries, LLC
           Buffalo, NY
           ----------------------------------------------------------------------------------------------------------
           Jean S. Blackwell                               Director
           Cummins Inc.
           500 Jackson Street
           Columbus, IN  47202-3005
           ----------------------------------------------------------------------------------------------------------
           Peter C. Browning                               Director
           McColl School of Business
           Charlotte, NC
           ----------------------------------------------------------------------------------------------------------
           Arthur P. Byrne                                 Director
           J.W. Childs Associates
           Boston, MA
           ----------------------------------------------------------------------------------------------------------
           Sanford Cloud, Jr.                              Director
           The National Conference for Community and
           Justice
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Richard N. Cooper                               Director
           Center for International Affairs
           Harvard University
           Cambridge, MA
           ----------------------------------------------------------------------------------------------------------
           Gordon J. Davis, Esq.                           Director
           LeBoeuf, Lamb, Greene & MacRae, LLP
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Ann Maynard Gray*                               Director
           ----------------------------------------------------------------------------------------------------------
           John E. Haire                                   Director
           Time, Inc.
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Jerry J. Jasinowski                             Director
           National Association of Manufacturers
           Washington, D.C.
           ----------------------------------------------------------------------------------------------------------
           Thomas S. Johnson                               Director
           GreenPoint Financial Corporation
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Marilyn E. LaMarche                             Director
           Lazard Freres & Co. LLC
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Dona D. Young*                                  Director, Chairman of the Board, President and Chief
                                                           Executive Officer
           ----------------------------------------------------------------------------------------------------------
           Michael E. Haylon*                              Executive Vice President and Chief Financial Officer
           ----------------------------------------------------------------------------------------------------------
           Philip K. Polkinghorn*                          Executive Vice President, Life and Annuity
           ----------------------------------------------------------------------------------------------------------
           Tracy L. Rich*                                  Executive Vice President, General Counsel and Assistant
                                                           Secretary
           ----------------------------------------------------------------------------------------------------------
           John H. Beers*                                  Vice President and Secretary
           ----------------------------------------------------------------------------------------------------------
           Katherine P. Cody*                              Vice President and Treasurer
           ----------------------------------------------------------------------------------------------------------
           Nancy J. Engberg*                               Vice President and Chief Compliance Officer
           ----------------------------------------------------------------------------------------------------------
           Scott R. Lindquist*                             Senior Vice President and Chief Accounting Officer
           ----------------------------------------------------------------------------------------------------------
           James D. Wehr**                                 Executive Vice President and Chief Investment Officer
           ----------------------------------------------------------------------------------------------------------
            *   The principal business address of this individual is One American Row, Hartford, CT 06102
            **  The principal business address of this individual is 56 Prospect Street, Hartford, CT 06115
            *** The principal business address of this individual is 38 Prospect Street, Hartford, CT 06115

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Advisor                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA Registered
                                                                                              Investment Adviser
                                                                                              ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant

ITEM 27.    NUMBER OF CONTRACT OWNERS

     On February 28, 2004, there were 18,585 qualified and 14,041 nonqualified contracts.

ITEM 28.    INDEMNIFICATION

     Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

     Article VI, Section 6.1 of the ByLaws of the Depositor (as amended and restated effective December 1, 2004) provide that:

     "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

     (1)  is or was a Director, officer or employee of the Company; or

     (2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

     Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled."

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

       1. Phoenix Equity Planning Corporation ("PEPCO")

          (a) PEPCO serves as the principal underwriter for the following entities:

              Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix Strategic Allocation Fund, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

         (b)  Directors and Executive Officers of PEPCO.


              NAME                          POSITION
              ----                          --------
              Daniel T. Geraci*             Director, Chairman of the Board and Chief Sales & Marketing
                                            Officer
              Michael E. Haylon*            Director
              James D. Wehr**               Director
              Nancy J. Engberg*             Vice President, Chief Compliance Officer and Anti-Money
                                            Laundering Officer
              John H. Beers*                Vice President and Secretary
              Glenn H. Pease**              Vice President, Finance and Treasurer
              John F. Sharry**              President, Sales
              Francis G. Waltman**          Senior Vice President and Chief Administrative Officer

              *   The business address of this individual is One American Row, Hartford, CT 06102
              **  The business address of this individual is 56 Prospect Street, Hartford, CT 06115


           (c) PEPC0 received no compensation from Registrant during the last fiscal year for sales of the contracts which are the subject of this Registration Statement.


ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06102.


ITEM 31.    MANAGEMENT SERVICES

     Not applicable.


ITEM 32.    UNDERTAKINGS

    Not applicable.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 25th day of April, 2005.


                          PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          (Registrant)

                    By:
                         ------------------------------------------------------
                          *Dona D. Young, Chairman of the Board, President and
                           Chief Executive Officer


                          PHOENIX LIFE INSURANCE COMPANY
                          (Depositor)

                    By:
                       ------------------------------------------------------
                          *Dona D. Young, Chairman of the Board, President and
                           Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

          SIGNATURE               TITLE
          ---------               -----

                                  Director
 ---------------------------
   *Sal H. Alfiero

                                  Director
 ---------------------------
   *Jean S. Blackwell

                                  Director
 ---------------------------
   *Peter C. Browning

                                  Director
 ---------------------------
   *Arthur P. Byrne

                                  Director
 ---------------------------
   *Sanford Cloud, Jr.

                                  Director
 ---------------------------
   *Richard N. Cooper

                                  Director
 ---------------------------
   *Gordon J. Davis

                                  Director
 ---------------------------
   *Ann Maynard Gray

          SIGNATURE               TITLE
          ---------               -----


                                  Director
 ---------------------------
   *John E. Haire

                                  Director
 ---------------------------
   *Jerry J. Jasinowski

                                  Director
 ---------------------------
   *Thomas S. Johnson

                                  Director
 ---------------------------
   *Marilyn E. LaMarche

                                  Director, Chairman of the Board, President
                                  and Chief Executive Officer
 ---------------------------
 *Dona D. Young

By:  /s/ John H. Beers

     *John H. Beers, as Attorney-in-Fact pursuant to Powers of Attorney, on file with the Depositor.
     April 25, 2005




                                      S-2